The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Airlines - 0.0%
$ 1,499,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 1,382,531
	Commercial Services - 0.0%
1,847,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	1,745,415
	Healthcare - Products - 0.0%
1,379,000	Insulet Corp. 0.38%, 09/01/2026	1,487,251
	Home Builders - 0.0%
1,517,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	1,672,948
	Internet - 0.0%
1,207,000	Uber Technologies, Inc. 0.88%, 12/01/2028(1)	1,345,202
	Leisure Time - 0.0%
1,000,000	Carnival Corp. 5.75%, 12/01/2027	1,508,000
	Machinery-Diversified - 0.0%
1,293,000	Middleby Corp. 1.00%, 09/01/2025	1,460,443
	Oil & Gas - 0.0%
1,175,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,495,187
	Real Estate Investment Trusts - 0.0%
	Rexford Industrial Realty LP
800,000	4.13%, 03/15/2029(1)	813,200
800,000	4.38%, 03/15/2027(1)	810,400
		1,623,600
	Semiconductors - 0.1%
1,410,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	1,414,512
1,925,000	ON Semiconductor Corp. 0.50%, 03/01/2029	1,984,608
		3,399,120
	Total Convertible Bonds (cost $16,461,586)	$ 17,119,697
CORPORATE BONDS - 48.0%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
1,125,000	7.50%, 06/01/2029(1)	$ 964,230
725,000	7.88%, 04/01/2030(1)	737,831
4,785,000	9.00%, 09/15/2028(1)	5,081,871
1,960,000	Lamar Media Corp. 3.75%, 02/15/2028	1,845,869
		8,629,801
	Aerospace/Defense - 1.2%
	BAE Systems PLC
8,925,000	5.25%, 03/26/2031(1)	9,060,656
19,945,000	5.30%, 03/26/2034(1)	20,133,273
	Boeing Co.
10,614,000	5.04%, 05/01/2027	10,522,429
6,900,000	5.71%, 05/01/2040	6,546,033
5,400,000	5.81%, 05/01/2050	5,009,250
6,830,000	6.30%, 05/01/2029(1)	7,045,433
8,175,000	6.39%, 05/01/2031(1)	8,505,506
4,260,000	6.86%, 05/01/2054(1)	4,497,499
3,630,000	HEICO Corp. 5.25%, 08/01/2028	3,681,433
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Aerospace/Defense - 1.2% - (continued)
	L3Harris Technologies, Inc.
$ 4,160,000	5.05%, 06/01/2029	$ 4,193,873
11,830,000	5.25%, 06/01/2031	12,005,720
	Lockheed Martin Corp.
5,025,000	4.50%, 05/15/2036	4,847,439
3,795,000	5.20%, 02/15/2064	3,713,095
	Northrop Grumman Corp.
3,200,000	3.25%, 01/15/2028	3,053,596
5,215,000	4.03%, 10/15/2047	4,230,878
18,600,000	5.20%, 06/01/2054	17,824,444
	RTX Corp.
5,000,000	3.75%, 11/01/2046	3,854,584
3,425,000	4.63%, 11/16/2048	3,011,978
4,140,000	6.00%, 03/15/2031	4,392,338
4,040,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	4,375,171
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	47,582
3,750,000	5.50%, 11/15/2027	3,700,011
895,000	6.63%, 03/01/2032(1)	913,731
1,565,000	6.75%, 08/15/2028(1)	1,594,447
535,000	7.13%, 12/01/2031(1)	556,575
		147,316,974
	Agriculture - 0.7%
	Archer-Daniels-Midland Co.
1,575,000	2.90%, 03/01/2032	1,377,864
8,425,000	4.50%, 08/15/2033	8,169,165
	BAT Capital Corp.
8,515,000	3.22%, 09/06/2026	8,215,526
4,550,000	5.83%, 02/20/2031	4,707,074
20,370,000	Cargill, Inc. 2.13%, 11/10/2031(1)	17,021,134
1,515,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	1,503,267
	MHP Lux SA
1,375,000	6.25%, 09/19/2029(2)	993,286
882,000	6.95%, 04/03/2026(2)	728,294
	Philip Morris International, Inc.
14,000,000	4.75%, 02/12/2027	14,010,542
10,885,000	5.13%, 02/15/2030	11,027,497
14,100,000	5.50%, 09/07/2030	14,559,799
	Reynolds American, Inc.
2,216,000	4.45%, 06/12/2025	2,197,666
6,000,000	5.85%, 08/15/2045	5,732,761
		90,243,875
	Apparel - 0.1%
	Crocs, Inc.
1,769,000	4.13%, 08/15/2031(1)	1,553,815
1,575,000	4.25%, 03/15/2029(1)	1,454,657
	Tapestry, Inc.
10,730,000	7.00%, 11/27/2026	11,087,101
747,000	7.35%, 11/27/2028	782,744
		14,878,317
	Auto Manufacturers - 0.3%
1,135,000	Daimler Truck Finance North America LLC 5.13%, 09/25/2029(1)	1,143,802
	Ford Motor Credit Co. LLC
6,930,000	2.30%, 02/10/2025	6,799,858
2,635,000	3.38%, 11/13/2025	2,564,920
	General Motors Financial Co., Inc.
14,670,000	1.50%, 06/10/2026	13,739,469

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Auto Manufacturers - 0.3% - (continued)
$ 295,000	5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(3)(4)	$ 279,859
17,875,000	Mercedes-Benz Finance North America LLC 5.20%, 08/03/2026(1)	18,012,058
		42,539,966
	Auto Parts & Equipment - 0.0%
1,670,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)(5)	1,700,798
	Beverages - 1.4%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
15,055,000	4.70%, 02/01/2036	14,633,314
10,971,000	4.90%, 02/01/2046	10,338,353
	Anheuser-Busch InBev Worldwide, Inc.
3,440,000	4.38%, 04/15/2038	3,199,346
1,499,000	4.60%, 04/15/2048	1,359,539
16,755,000	5.00%, 06/15/2034	16,927,567
12,950,000	5.55%, 01/23/2049	13,276,034
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(1)	5,930,697
10,960,000	4.45%, 05/15/2025(1)	10,863,718
5,365,000	5.15%, 05/15/2038(1)	5,078,127
	Bacardi Ltd./Bacardi-Martini BV
2,395,000	5.25%, 01/15/2029(1)	2,403,255
10,175,000	5.40%, 06/15/2033(1)	10,133,757
1,875,000	5.90%, 06/15/2043(1)	1,863,280
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,144,000	5.25%, 04/27/2029(1)	1,097,990
330,000	5.25%, 04/27/2029(2)	316,728
	Coca-Cola Co.
17,950,000	5.00%, 05/13/2034	18,399,408
15,820,000	5.30%, 05/13/2054	16,034,462
13,735,000	Keurig Dr. Pepper, Inc. 5.10%, 03/15/2027	13,857,001
	PepsiCo, Inc.
11,070,000	4.80%, 07/17/2034	11,127,915
9,285,000	5.25%, 07/17/2054	9,388,208
9,595,000	Pernod Ricard International Finance LLC 1.63%, 04/01/2031(1)	7,782,765
		174,011,464
	Biotechnology - 0.7%
	Amgen, Inc.
3,365,000	5.25%, 03/02/2030	3,442,904
23,500,000	5.60%, 03/02/2043	23,630,842
16,385,000	5.65%, 03/02/2053	16,444,157
	Gilead Sciences, Inc.
3,965,000	2.60%, 10/01/2040	2,798,989
1,240,000	4.80%, 04/01/2044	1,138,335
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,139,577
	Royalty Pharma PLC
17,575,000	1.75%, 09/02/2027	15,985,252
14,835,000	2.20%, 09/02/2030	12,622,317
10,305,000	3.35%, 09/02/2051	6,773,938
2,085,000	5.15%, 09/02/2029	2,092,341
2,360,000	5.40%, 09/02/2034	2,349,117
		93,417,769
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Chemicals - 0.7%
$ 2,690,000	Avient Corp. 7.13%, 08/01/2030(1)	$ 2,760,656
1,620,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(1)	1,696,637
	Braskem Netherlands Finance BV
3,864,000	4.50%, 01/31/2030(2)	3,342,190
270,000	7.25%, 02/13/2033(1)	259,800
520,000	8.50%, 01/12/2031(1)	537,558
	Celanese U.S. Holdings LLC
29,960,000	6.17%, 07/15/2027	30,696,402
2,200,000	6.33%, 07/15/2029	2,295,138
6,690,000	6.55%, 11/15/2030	7,093,098
8,670,000	6.70%, 11/15/2033	9,293,028
1,210,000	Chemours Co. 5.75%, 11/15/2028(1)	1,131,538
1,241,000	FMC Corp. 3.45%, 10/01/2029	1,138,584
800,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(2)	810,461
	International Flavors & Fragrances, Inc.
5,530,000	2.30%, 11/01/2030(1)	4,704,210
10,000,000	5.00%, 09/26/2048	8,811,808
2,115,000	NOVA Chemicals Corp. 8.50%, 11/15/2028(1)	2,241,458
	OCP SA
442,000	5.13%, 06/23/2051(2)	340,182
2,895,000	7.50%, 05/02/2054(1)	2,992,706
1,085,000	7.50%, 05/02/2054(2)	1,121,619
4,150,000	Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028(1)	4,411,168
3,145,000	Sasol Financing USA LLC 5.50%, 03/18/2031	2,727,593
6,835,000	Sherwin-Williams Co. 2.90%, 03/15/2052	4,361,131
		92,766,965
	Commercial Banks - 10.6%
EUR 700,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(2)(3)	795,844
	Banca Transilvania SA
2,010,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(2)(3)	2,279,955
3,140,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(2)(3)	3,592,985
	Banco de Credito del Peru SA
$ 409,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(3)	396,475
60,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(2)(3)	58,163
460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(2)(3)	432,321
700,000	5.85%, 01/11/2029(1)	713,324
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(2)	1,073,034

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Commercial Banks - 10.6% - (continued)
$ 10,800,000	Banco Santander SA 5.54%, 03/14/2030, (5.54% fixed rate until 03/14/2029; 1 yr. USD CMT + 1.45% thereafter)(3)	$ 10,907,724
1,260,000	Bancolombia SA 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 yr. USD CMT + 2.94% thereafter)(3)	1,247,694
	Bank of America Corp.
32,755,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(3)	26,760,197
8,980,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(3)	7,900,389
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(3)	6,282,483
5,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD Term SOFR + 1.35% thereafter)(3)	5,247,243
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(3)	9,676,743
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD Term SOFR + 1.84% thereafter)(3)	6,372,601
10,420,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(3)	10,010,679
3,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD Term SOFR + 3.41% thereafter)(3)	2,979,792
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD Term SOFR + 2.08% thereafter)(3)	2,923,617
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD Term SOFR + 1.78% thereafter)(3)	7,679,083
18,230,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(3)	18,557,109
500,000	Bank of East Asia Ltd. 4.88%, 04/22/2032, (4.88% fixed rate until 04/22/2027; 5 yr. USD CMT + 2.30% thereafter)(2)(3)	482,955
	Bank of New York Mellon Corp.
12,980,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(3)	13,095,032
11,035,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(3)	11,674,084
8,460,000	6.47%, 10/25/2034, (6.47% fixed rate until 10/25/2033; 6 mo. USD SOFR + 1.85% thereafter)(3)	9,307,389
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Commercial Banks - 10.6% - (continued)
EUR 690,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(2)(3)	$ 764,441
	Barclays PLC
$ 3,820,000	5.50%, 08/09/2028, (5.50% fixed rate until 08/09/2027; 1 yr. USD CMT + 2.65% thereafter)(3)	3,853,956
14,330,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(3)	14,591,739
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(3)	14,280,563
17,220,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(3)(4)	18,804,533
	BBVA Bancomer SA
2,440,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(3)	2,502,615
2,685,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(3)	2,835,658
	BNP Paribas SA
5,200,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 6 mo. USD SOFR + 1.61% thereafter)(1)(3)	4,713,228
15,000,000	4.63%, 01/12/2027, (4.63% fixed rate until 01/12/2027; 5 yr. USD CMT + 3.20% thereafter)(1)(3)(4)	13,808,361
	BPCE SA
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(3)	2,883,082
5,300,000	5.20%, 01/18/2027(1)	5,325,998
9,980,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(3)	10,467,646
5,705,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(3)	6,228,103
	Ceska sporitelna AS
EUR 1,700,000	0.50%, 09/13/2028, (0.50% fixed rate until 09/13/2027; 3 mo. EURIBOR + 0.78% thereafter)(2)(3)	1,644,997
300,000	4.82%, 01/15/2030, (4.82% fixed rate until 01/15/2029; 3 mo. EURIBOR + 2.25% thereafter)(2)(3)	332,395
	Citigroup, Inc.
$ 2,450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.28% thereafter)(3)	2,337,465
290,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(3)(4)	277,540
22,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(3)	22,760,534

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Commercial Banks - 10.6% - (continued)
$ 10,630,000	6.17%, 05/25/2034, (6.17% fixed rate until 05/25/2033; 6 mo. USD SOFR + 2.66% thereafter)(3)	$ 10,997,901
2,250,000	7.00%, 08/15/2034, (7.00% fixed rate until 08/15/2034; 10 yr. USD CMT + 2.76% thereafter)(3)(4)	2,278,880
	Citizens Financial Group, Inc.
12,125,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(3)	12,227,865
2,420,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(3)	2,452,846
1,865,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(3)	1,979,988
	Credit Agricole SA
5,076,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(1)(3)	4,919,936
9,755,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(3)	10,154,255
860,000	Dah Sing Bank Ltd. 3.00%, 11/02/2031, (3.00% fixed rate until 11/02/2026; 5 yr. USD CMT + 1.95% thereafter)(2)(3)	811,092
	Danske Bank AS
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(3)	6,233,312
4,495,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(3)	4,582,730
	Deutsche Bank AG
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(3)	21,336,788
11,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(3)	10,613,083
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(3)	11,496,249
7,995,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(3)	6,716,372
5,540,000	5.41%, 05/10/2029	5,632,689
600,000	6.00%, 10/30/2025, (6.00% fixed rate until 10/30/2025; 5 yr. USD CMT + 4.52% thereafter)(3)(4)	574,943
6,230,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(3)	6,496,491
645,000	Discover Bank 2.70%, 02/06/2030	565,958
EUR 1,400,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(2)(3)	1,554,595
	Fifth Third Bancorp
$ 5,700,000	4.06%, 04/25/2028, (4.06% fixed rate until 04/25/2027; 6 mo. USD SOFR + 1.36% thereafter)(3)	5,523,845
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Commercial Banks - 10.6% - (continued)
$ 2,915,000	6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(3)	$ 3,030,000
4,000,000	First Abu Dhabi Bank PJSC 6.32%, 04/04/2034, (6.32% fixed rate until 10/04/2028; 5 yr. USD CMT + 1.70% thereafter)(2)(3)	4,089,868
	Freedom Mortgage Corp.
945,000	6.63%, 01/15/2027(1)	924,568
1,239,000	7.63%, 05/01/2026(1)	1,240,379
1,200,000	12.00%, 10/01/2028(1)	1,291,525
300,000	12.25%, 10/01/2030(1)	328,884
	Goldman Sachs Group, Inc.
26,510,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(3)	25,024,300
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(3)	3,242,623
14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(3)	12,953,468
17,585,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(3)	17,621,374
2,515,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(3)	2,590,273
13,785,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(3)	14,557,745
460,000	Golomt Bank 11.00%, 05/20/2027(1)	460,690
	HSBC Holdings PLC
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(3)	4,539,716
22,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(3)	22,704,356
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(3)	8,303,459
13,590,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(3)	13,879,808
3,600,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(3)	3,861,050
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(3)(4)(5)	14,971,838
	Huntington Bancshares, Inc.
11,375,000	5.71%, 02/02/2035, (5.71% fixed rate until 02/02/2034; 6 mo. USD SOFR + 1.87% thereafter)(3)	11,457,167
1,710,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(3)	1,773,288
	Intesa Sanpaolo SpA
1,475,000	4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(1)(3)	1,139,503

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Commercial Banks - 10.6% - (continued)
$ 5,475,000	7.78%, 06/20/2054, (7.78% fixed rate until 06/20/2053; 1 yr. USD CMT + 3.90% thereafter)(1)(3)	$ 5,861,001
	JP Morgan Chase & Co.
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(3)	15,281,093
13,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(3)	12,108,142
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(3)	2,430,206
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(3)	2,153,897
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(3)	5,509,978
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD Term SOFR + 1.64% thereafter)(3)	12,728,030
12,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(3)	12,469,431
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(3)	3,987,457
15,600,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(3)	15,664,519
8,015,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(3)	8,092,288
11,880,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(3)	12,059,006
4,385,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(3)	4,439,706
5,955,000	5.77%, 04/22/2035, (5.77% fixed rate until 04/22/2034; 6 mo. USD SOFR + 1.49% thereafter)(3)	6,219,013
3,070,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(3)	3,144,753
23,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(3)	24,274,173
7,000,000	6.25%, 10/23/2034, (6.25% fixed rate until 10/23/2033; 6 mo. USD SOFR + 1.81% thereafter)(3)	7,546,146
10,769,000	6.88%, 06/01/2029, (6.88% fixed rate until 06/01/2029; 5 yr. USD CMT + 2.74% thereafter)(3)(4)	11,154,614
	Lloyds Banking Group PLC
4,820,000	5.68%, 01/05/2035, (5.68% fixed rate until 01/05/2034; 1 yr. USD CMT + 1.75% thereafter)(3)	4,915,679
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Commercial Banks - 10.6% - (continued)
$ 22,765,000	5.72%, 06/05/2030, (5.72% fixed rate until 06/05/2029; 1 yr. USD CMT + 1.07% thereafter)(3)	$ 23,341,450
	M&T Bank Corp.
600,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(3)	570,760
14,825,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(3)(5)	15,892,149
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(3)	10,093,051
	Manufacturers & Traders Trust Co.
10,000,000	4.65%, 01/27/2026	9,896,852
25,430,000	5.40%, 11/21/2025	25,522,801
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(2)(3)	2,582,214
	Morgan Stanley
$ 10,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(3)	9,406,324
8,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(3)	7,208,441
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(3)	6,396,593
17,460,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(3)	14,527,502
11,275,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 6 mo. USD SOFR + 1.36% thereafter)(3)	9,114,688
8,380,000	3.13%, 07/27/2026	8,103,048
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(3)	15,466,062
15,070,000	5.04%, 07/19/2030, (5.04% fixed rate until 07/19/2029; 6 mo. USD SOFR + 1.22% thereafter)(3)	15,131,781
11,625,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(3)	11,729,115
5,740,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(3)	5,844,692
2,760,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(3)	2,798,160
8,485,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(3)	8,837,879
5,620,000	5.94%, 02/07/2039, (5.94% fixed rate until 02/07/2034; 5 yr. USD CMT + 1.80% thereafter)(3)	5,696,481
10,100,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(3)	10,285,236

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Commercial Banks - 10.6% - (continued)
$ 11,610,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(3)	$ 12,245,531
5,095,000	NatWest Group PLC 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(3)	4,773,547
3,895,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(1)(3)	3,949,951
EUR 1,300,000	Nova Kreditna Banka Maribor DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(2)(3)	1,418,192
	Nova Ljubljanska Banka DD
1,600,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(2)(3)	1,741,955
1,400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(2)(3)	1,587,491
	OTP Bank Nyrt
2,815,000	5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(2)(3)	3,083,360
$ 665,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(2)(3)	696,372
	PNC Financial Services Group, Inc.
10,680,000	5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.09% thereafter)(3)	10,679,441
8,330,000	6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(3)	8,613,408
	QNB Finance Ltd.
1,635,000	1.38%, 01/26/2026(2)	1,542,827
200,000	1.63%, 09/22/2025(2)	191,637
	Societe Generale SA
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(3)	14,528,608
13,650,000	6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(3)	13,836,006
	Standard Chartered PLC
17,000,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(1)(3)	17,196,408
250,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(3)	267,579
1,355,000	7.88%, 03/08/2030, (7.88% fixed rate until 03/08/2030; 5 yr. USD CMT + 3.57% thereafter)(1)(3)(4)	1,373,070
	State Street Corp.
6,520,000	5.16%, 05/18/2034, (5.16% fixed rate until 05/18/2033; 6 mo. USD SOFR + 1.89% thereafter)(3)	6,581,462
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Commercial Banks - 10.6% - (continued)
$ 4,685,000	5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(3)	$ 4,838,176
3,915,000	6.12%, 11/21/2034, (6.12% fixed rate until 11/21/2033; 6 mo. USD SOFR + 1.96% thereafter)(3)	4,149,979
EUR 1,500,000	Tatra Banka AS 4.97%, 04/29/2030, (4.97% fixed rate until 04/29/2029; 3 mo. EURIBOR + 2.10% thereafter)(2)(3)	1,662,579
$ 6,245,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(3)	6,322,775
	UBS Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(1)(3)	6,395,250
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(3)	5,909,041
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(3)	4,933,979
11,230,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(1)(3)	11,449,997
4,945,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(3)	5,151,973
3,840,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(3)	4,072,971
13,460,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(3)	13,939,431
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(3)(4)	7,939,519
6,815,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(3)	6,418,841
1,284,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 yr. USD CMT + 1.45% thereafter)(2)(3)	1,233,971
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	2,691,459
	Wells Fargo & Co.
23,325,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(3)	17,524,981
15,795,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(3)	13,962,874
17,845,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(3)	17,193,354
11,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(3)	11,068,270

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Commercial Banks - 10.6% - (continued)
$ 7,485,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 6 mo. USD SOFR + 1.32% thereafter)(3)	$ 7,399,881
2,575,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(3)	2,276,021
2,280,000	4.75%, 12/07/2046	1,989,606
10,000,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(3)	9,803,478
3,026,000	4.90%, 11/17/2045	2,715,996
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(3)	2,815,719
12,165,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(3)	12,275,243
2,960,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(3)	2,984,631
5,865,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(3)	5,956,392
17,025,000	5.56%, 07/25/2034, (5.56% fixed rate until 07/25/2033; 6 mo. USD SOFR + 1.99% thereafter)(3)	17,350,617
10,785,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(3)	11,014,422
4,408,000	5.61%, 01/15/2044	4,345,423
8,525,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(3)	8,950,877
6,180,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(3)	6,710,714
		1,322,235,165
	Commercial Services - 0.5%
	Adani Ports & Special Economic Zone Ltd.
2,400,000	3.10%, 02/02/2031(2)	1,968,211
1,745,000	3.83%, 02/02/2032(2)	1,457,803
1,845,000	4.20%, 08/04/2027(2)	1,743,439
1,230,000	4.38%, 07/03/2029(2)	1,128,848
4,370,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	4,445,675
950,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(1)	948,934
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
1,205,000	4.63%, 06/01/2028(1)	1,110,804
GBP 1,525,000	4.88%, 06/01/2028(2)	1,795,295
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(1)	5,177,679
5,950,000	5.50%, 08/11/2032(1)	5,927,620
4,750,000	5.55%, 05/30/2033(1)	4,739,254
4,660,000	5.80%, 04/15/2034(1)	4,724,283
3,170,000	5.95%, 10/15/2033(1)	3,245,394
2,815,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(1)	2,964,769
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Commercial Services - 0.5% - (continued)
$ 1,220,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(2)(3)(4)	$ 1,211,460
4,495,000	Duke University 2.83%, 10/01/2055	3,010,577
2,365,000	Garda World Security Corp. 8.25%, 08/01/2032(1)	2,368,485
2,790,000	Georgetown University 2.25%, 04/01/2030	2,393,185
	Herc Holdings, Inc.
1,695,000	5.50%, 07/15/2027(1)	1,680,368
785,000	6.63%, 06/15/2029(1)	801,562
3,250,000	Service Corp. International 3.38%, 08/15/2030	2,869,549
3,075,000	TriNet Group, Inc. 7.13%, 08/15/2031(1)	3,163,754
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	344,191
1,530,000	3.88%, 02/15/2031	1,381,629
1,435,000	4.88%, 01/15/2028	1,401,299
2,978,000	Williams Scotsman, Inc. 4.63%, 08/15/2028(1)	2,833,132
		64,837,199
	Construction Materials - 0.3%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(1)	8,938
4,470,000	5.00%, 03/01/2030(1)	4,276,486
1,210,000	Carrier Global Corp. 6.20%, 03/15/2054	1,340,768
548,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(1)(3)(4)	591,143
2,050,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)(5)	1,753,475
2,740,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(1)	2,788,112
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	3,908,238
1,850,000	Sisecam U.K. PLC 8.63%, 05/02/2032(1)	1,886,001
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(1)	1,415,259
700,000	4.75%, 01/15/2028(1)	670,127
	Trane Technologies Financing Ltd.
6,006,000	4.50%, 03/21/2049	5,248,158
4,430,000	5.10%, 06/13/2034	4,490,075
7,270,000	5.25%, 03/03/2033	7,433,498
575,000	Wilsonart LLC 11.00%, 08/15/2032(1)	564,765
		36,375,043
	Distribution/Wholesale - 0.1%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,080,633
4,245,000	LKQ Corp. 5.75%, 06/15/2028	4,332,548
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	3,525,912
		8,939,093

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Diversified Financial Services - 1.9%
$ 2,410,000	AGFC Capital Trust I 7.31%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(6)	$ 1,569,965
1,025,000	Aircastle Ltd. 6.50%, 07/18/2028(1)	1,059,285
1,245,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	1,248,412
	American Express Co.
11,635,000	5.10%, 02/16/2028, (5.10% fixed rate until 02/16/2027; 6 mo. USD SOFR + 1.00% thereafter)(3)	11,674,577
23,390,000	5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(3)	23,738,516
	BlackRock Funding, Inc.
2,955,000	5.25%, 03/14/2054	2,915,909
5,340,000	5.35%, 01/08/2055	5,329,958
	Capital One Financial Corp.
8,170,000	4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(3)	8,126,933
9,115,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(3)	9,084,704
9,505,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(3)	9,562,665
8,684,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(3)	8,751,080
1,100,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(3)	1,138,976
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(3)	16,378,429
2,236,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	2,385,973
15,675,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(3)	17,996,622
	Far East Horizon Ltd.
425,000	4.25%, 10/26/2026(2)	408,550
395,000	6.63%, 04/16/2027(2)	400,008
	Freedom Mortgage Holdings LLC
560,000	9.13%, 05/15/2031(1)	549,500
1,740,000	9.25%, 02/01/2029(1)	1,752,523
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(2)(7)(8)	—
1,215,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	1,233,845
	Intercontinental Exchange, Inc.
11,995,000	2.65%, 09/15/2040	8,537,574
6,000,000	5.20%, 06/15/2062	5,754,158
6,435,000	5.25%, 06/15/2031	6,559,974
2,960,000	Lseg U.S. Fin Corp. 5.30%, 03/28/2034(1)	3,003,967
	LSEGA Financing PLC
6,950,000	1.38%, 04/06/2026(1)	6,545,640
5,685,000	2.00%, 04/06/2028(1)	5,162,867
9,615,000	2.50%, 04/06/2031(1)	8,252,209
645,000	Midcap Financial Issuer Trust 5.63%, 01/15/2030(1)	579,090
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Diversified Financial Services - 1.9% - (continued)
$ 2,065,000	Muthoot Finance Ltd. 7.13%, 02/14/2028(1)	$ 2,098,445
	Nasdaq, Inc.
8,075,000	5.35%, 06/28/2028	8,254,563
20,860,000	5.95%, 08/15/2053	21,634,388
	Nationstar Mortgage Holdings, Inc.
3,560,000	5.13%, 12/15/2030(1)	3,315,375
255,000	5.50%, 08/15/2028(1)	247,608
450,000	6.50%, 08/01/2029(1)	449,327
625,000	7.13%, 02/01/2032(1)	638,090
	OneMain Finance Corp.
4,070,000	5.38%, 11/15/2029	3,905,649
690,000	7.88%, 03/15/2030	719,331
511,000	9.00%, 01/15/2029	541,753
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(1)	815,429
995,000	5.38%, 10/15/2025(1)	989,136
335,000	5.75%, 09/15/2031(1)	320,046
740,000	7.88%, 12/15/2029(1)	774,402
EUR 1,025,000	Power Finance Corp. Ltd. 1.84%, 09/21/2028(2)	1,006,474
$ 1,105,000	Radian Group, Inc. 6.20%, 05/15/2029	1,136,936
	Shriram Finance Ltd.
930,000	4.15%, 07/18/2025(2)	910,235
1,390,000	6.63%, 04/22/2027(1)	1,398,353
	Synchrony Financial
1,180,000	3.95%, 12/01/2027	1,119,019
1,235,000	5.94%, 08/02/2030, (5.94% fixed rate until 08/02/2029; 6 mo. USD SOFR + 2.13% thereafter)(3)	1,238,712
15,765,000	7.25%, 02/02/2033	16,076,683
4,300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	4,147,710
		241,439,573
	Electric - 3.6%
790,000	Adani Green Energy Ltd. 4.38%, 09/08/2024(2)	786,149
4,000,000	AES Andes SA 6.30%, 03/15/2029(1)	4,066,292
	AES Corp.
11,685,000	3.30%, 07/15/2025(1)	11,433,236
555,000	7.60%, 01/15/2055, (7.60% fixed rate until 10/15/2029; 5 yr. USD CMT + 3.20% thereafter)(3)	563,814
639,882	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(2)	564,696
2,092,126	Alfa Desarrollo SpA 4.55%, 09/27/2051(2)	1,583,715
1,125,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(3)	1,137,252
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	7,835,895
6,167,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	6,622,350
1,775,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	1,870,177
EUR 2,785,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(2)	2,709,308

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Electric - 3.6% - (continued)
$ 12,665,000	CenterPoint Energy, Inc. 5.40%, 06/01/2029	$ 12,879,787
	Clearway Energy Operating LLC
5,970,000	3.75%, 02/15/2031(1)	5,287,432
315,000	3.75%, 01/15/2032(1)	274,415
2,100,000	4.75%, 03/15/2028(1)	2,015,151
	Cleco Corporate Holdings LLC
5,650,000	3.38%, 09/15/2029	5,036,824
2,222,000	4.97%, 05/01/2046(9)	1,902,379
	Commonwealth Edison Co.
11,005,000	5.30%, 06/01/2034	11,258,750
1,375,000	5.65%, 06/01/2054	1,402,955
	Consolidated Edison Co. of New York, Inc.
3,700,000	4.45%, 03/15/2044	3,236,424
10,000,000	5.50%, 12/01/2039	10,098,766
5,200,000	5.70%, 05/15/2054	5,315,823
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	5,380,215
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,057,010
2,857,000	3.38%, 04/01/2030	2,625,349
585,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(3)(4)	555,059
4,499,000	4.90%, 08/01/2041	4,064,332
8,138,000	5.38%, 11/15/2032	8,239,571
1,070,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(3)	1,125,485
3,390,000	7.00%, 06/15/2038	3,814,564
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	2,537,832
3,305,000	3.88%, 03/15/2046	2,615,866
3,000,000	5.30%, 02/15/2040	3,001,149
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,408,284
7,630,000	5.00%, 08/15/2052	6,818,745
12,460,000	5.45%, 06/15/2034	12,601,177
	Duke Energy Progress LLC
6,845,000	4.20%, 08/15/2045	5,685,611
2,730,000	4.38%, 03/30/2044	2,346,573
	Duquesne Light Holdings, Inc.
4,265,000	2.53%, 10/01/2030(1)	3,624,055
7,265,000	2.78%, 01/07/2032(1)	6,074,109
	Edison International
5,910,000	5.25%, 11/15/2028	5,944,859
1,145,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(3)(4)	1,118,591
2,785,000	6.95%, 11/15/2029	3,006,252
8,645,000	Emera U.S. Finance LP 2.64%, 06/15/2031	7,311,070
835,000	Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(2)	777,160
1,120,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(1)(3)	1,136,723
5,557,000	Exelon Corp. 4.70%, 04/15/2050	4,834,622
1,570,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	1,568,399
	FirstEnergy Transmission LLC
4,655,000	4.35%, 01/15/2025(1)	4,618,804
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Electric - 3.6% - (continued)
$ 2,790,000	5.45%, 07/15/2044(1)	$ 2,658,022
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,189,613
4,040,000	Georgia Power Co. 4.30%, 03/15/2043	3,436,101
	ITC Holdings Corp.
6,355,000	3.25%, 06/30/2026	6,150,212
2,145,000	4.95%, 09/22/2027(1)	2,148,644
	Kallpa Generacion SA
200,000	4.13%, 08/16/2027(2)	191,157
1,535,000	4.88%, 05/24/2026(2)	1,510,440
1,300,000	Lamar Funding Ltd. 3.96%, 05/07/2025(2)	1,280,353
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,255,681
5,750,000	National Grid PLC 5.42%, 01/11/2034	5,748,778
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(1)	10,301,530
7,800,000	2.45%, 12/02/2027(1)	7,139,034
4,305,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	3,847,155
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	10,081,545
4,075,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(2)	4,004,014
1,380,000	Oryx Funding Ltd. 5.80%, 02/03/2031(2)	1,373,733
	Pacific Gas & Electric Co.
8,875,000	2.50%, 02/01/2031	7,497,466
8,400,000	3.25%, 06/01/2031	7,368,559
6,110,000	3.50%, 08/01/2050	4,112,795
6,860,000	3.95%, 12/01/2047	5,050,484
3,020,000	4.50%, 07/01/2040	2,558,951
1,785,000	4.55%, 07/01/2030	1,720,795
1,356,000	4.75%, 02/15/2044	1,136,770
32,130,000	4.95%, 07/01/2050	27,297,233
7,490,000	5.25%, 03/01/2052	6,580,842
10,860,000	5.90%, 06/15/2032	11,121,940
7,100,000	6.40%, 06/15/2033	7,487,319
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,312,030
10,915,000	4.22%, 03/15/2032	9,987,615
610,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(2)	560,016
6,140,000	Rochester Gas & Electric Corp. 1.85%, 12/01/2030(1)	5,090,026
765,000	SAEL Ltd. 7.80%, 07/31/2031(1)	772,361
5,300,000	Sempra 3.80%, 02/01/2038	4,447,465
	Southern California Edison Co.
7,315,000	3.45%, 02/01/2052	5,131,250
4,500,000	3.60%, 02/01/2045	3,371,842
4,565,000	3.65%, 02/01/2050	3,356,657
12,925,000	4.00%, 04/01/2047	10,201,829
3,000,000	4.50%, 09/01/2040	2,640,875
2,050,000	5.95%, 02/01/2038	2,136,144
910,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(2)	843,016
693,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(2)	693,693
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	10,521,060
7,130,000	3.80%, 09/15/2047	5,462,089
2,690,000	5.45%, 04/01/2053	2,646,257
5,140,000	5.70%, 08/15/2053	5,248,485

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Electric - 3.6% - (continued)
$ 6,100,000	6.00%, 05/15/2037	$ 6,443,226
897,750	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(2)	885,693
		448,773,851
	Electronics - 0.7%
595,000	Coherent Corp. 5.00%, 12/15/2029(1)	567,509
9,996,000	Fortive Corp. 3.15%, 06/15/2026	9,645,225
	Honeywell International, Inc.
24,440,000	4.65%, 07/30/2027	24,493,445
11,205,000	4.95%, 09/01/2031	11,399,607
11,205,000	5.00%, 03/01/2035	11,299,947
4,620,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	4,345,233
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	15,090,518
15,430,000	2.38%, 08/09/2028	13,949,131
		90,790,615
	Energy-Alternate Sources - 0.0%
775,000	Energo-Pro AS 11.00%, 11/02/2028(1)	829,149
	FS Luxembourg SARL
2,270,000	8.88%, 02/12/2031(1)	2,227,564
400,000	8.88%, 02/12/2031(2)	392,522
848,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(2)	836,293
		4,285,528
	Engineering & Construction - 0.1%
	Aeropuerto Internacional de Tocumen SA
1,117,000	5.13%, 08/11/2061(1)	841,520
245,000	5.13%, 08/11/2061(2)	184,577
	IHS Holding Ltd.
2,845,000	6.25%, 11/29/2028(2)	2,535,296
1,295,000	6.25%, 11/29/2028(1)	1,154,028
	IRB Infrastructure Developers Ltd.
1,195,000	7.11%, 03/11/2032(1)	1,219,497
390,000	7.11%, 03/11/2032(2)	397,995
585,000	Sitios Latinoamerica SAB de CV 5.38%, 04/04/2032(2)	553,693
		6,886,606
	Entertainment - 0.4%
	Caesars Entertainment, Inc.
2,100,000	4.63%, 10/15/2029(1)	1,951,183
720,000	6.50%, 02/15/2032(1)	728,781
3,285,000	8.13%, 07/01/2027(1)	3,356,423
	Cinemark USA, Inc.
2,395,000	5.25%, 07/15/2028(1)(5)	2,315,819
230,000	7.00%, 08/01/2032(1)	234,187
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(1)	435,267
1,610,000	7.88%, 07/31/2028(1)	1,843,483
	Melco Resorts Finance Ltd.
$ 425,000	5.25%, 04/26/2026(2)	411,241
1,135,000	5.38%, 12/04/2029(1)	1,020,750
200,000	5.38%, 12/04/2029(2)	179,868
1,200,000	5.75%, 07/21/2028(2)	1,123,850
2,625,000	7.63%, 04/17/2032(1)	2,611,341
800,000	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 04/06/2031(1)	700,802
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	4,603,250
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Entertainment - 0.4% - (continued)
	Warnermedia Holdings, Inc.
$ 2,420,000	4.05%, 03/15/2029	$ 2,235,240
7,495,000	5.05%, 03/15/2042	5,888,804
18,040,000	5.14%, 03/15/2052	13,375,899
4,950,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	5,159,375
		48,175,563
	Environmental Control - 0.5%
15,000,000	Republic Services, Inc. 5.20%, 11/15/2034	15,254,802
	Reworld Holding Corp.
250,000	4.88%, 12/01/2029(1)	228,671
1,500,000	5.00%, 09/01/2030	1,357,851
29,230,000	Veralto Corp. 5.50%, 09/18/2026(1)	29,453,001
19,240,000	Waste Management, Inc. 4.95%, 07/03/2031	19,519,286
		65,813,611
	Food - 0.6%
	B&G Foods, Inc.
2,225,000	5.25%, 09/15/2027(5)	2,084,308
2,640,000	8.00%, 09/15/2028(1)	2,689,741
	Bimbo Bakeries USA, Inc.
415,000	5.38%, 01/09/2036(1)	413,670
855,000	6.05%, 01/15/2029(1)	888,992
560,000	6.05%, 01/15/2029(2)	582,264
845,000	Cencosud SA 5.95%, 05/28/2031(1)	854,990
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	6,770,629
12,425,000	4.60%, 11/01/2025	12,340,598
7,306,000	4.85%, 11/01/2028	7,285,272
4,410,000	5.30%, 11/01/2038	4,273,703
5,000,000	5.40%, 11/01/2048	4,731,837
GBP 1,195,000	Iceland Bondco PLC 10.88%, 12/15/2027(1)	1,633,888
$ 11,560,000	JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 2.50%, 01/15/2027	10,845,412
	Minerva Luxembourg SA
3,397,000	4.38%, 03/18/2031(2)	2,862,080
1,140,000	8.88%, 09/13/2033(1)	1,202,137
2,890,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	2,846,797
2,820,000	Post Holdings, Inc. 5.63%, 01/15/2028(1)	2,787,207
	Tyson Foods, Inc.
1,970,000	5.10%, 09/28/2048	1,762,466
920,000	5.40%, 03/15/2029	933,805
3,350,000	5.70%, 03/15/2034	3,416,382
		71,206,178
	Forest Products & Paper - 0.0%
870,000	Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024	870,000
1,260,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,117,567
		1,987,567
	Gas - 0.3%
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(1)	10,457,393
8,520,000	4.87%, 08/05/2032(1)	8,064,808
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	10,590,538

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Gas - 0.3% - (continued)
$ 3,319,000	3.60%, 05/01/2030	$ 3,106,080
2,768,000	3.95%, 03/30/2048	2,140,842
		34,359,661
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
2,860,000	6.05%, 02/15/2026	2,879,834
535,000	6.05%, 04/15/2028	546,898
6,550,000	6.30%, 02/15/2030	6,805,076
		10,231,808
	Healthcare - Products - 0.8%
9,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(1)	8,552,842
4,090,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,935,022
2,662,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(1)(10)	2,735,110
	Baxter International, Inc.
13,255,000	2.54%, 02/01/2032	11,122,964
10,000,000	3.13%, 12/01/2051	6,458,136
	GE HealthCare Technologies, Inc.
17,000,000	5.86%, 03/15/2030	17,765,597
4,125,000	6.38%, 11/22/2052	4,575,671
	Medline Borrower LP
7,925,000	3.88%, 04/01/2029(1)	7,389,838
1,572,000	5.25%, 10/01/2029(1)	1,517,930
	Smith & Nephew PLC
1,745,000	5.15%, 03/20/2027	1,757,094
4,875,000	5.40%, 03/20/2034	4,910,010
	Solventum Corp.
17,180,000	5.40%, 03/01/2029(1)	17,341,343
14,070,000	5.45%, 02/25/2027(1)	14,176,957
		102,238,514
	Healthcare - Services - 1.1%
	Centene Corp.
26,915,000	2.45%, 07/15/2028	24,249,844
1,310,000	3.00%, 10/15/2030	1,145,228
	CHS/Community Health Systems, Inc.
3,125,000	4.75%, 02/15/2031(1)	2,570,123
40,000	8.00%, 12/15/2027(1)	40,026
	CommonSpirit Health
6,575,000	5.21%, 12/01/2031	6,604,135
8,115,000	5.32%, 12/01/2034	8,161,779
	HCA, Inc.
2,950,000	5.13%, 06/15/2039	2,798,219
5,400,000	5.25%, 06/15/2049	4,909,379
5,995,000	Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(1)	6,063,496
2,705,000	Icon Investments Six DAC 5.85%, 05/08/2029	2,789,031
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(1)	835,516
$ 200,000	6.50%, 05/15/2030(1)	205,807
	Kaiser Foundation Hospitals
8,755,000	2.81%, 06/01/2041	6,483,838
9,130,000	3.00%, 06/01/2051	6,314,594
10,660,000	Mass General Brigham, Inc. 3.19%, 07/01/2049	7,648,658
2,220,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)(5)	2,291,970
	Sutter Health
3,150,000	1.32%, 08/15/2025	3,019,372
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Healthcare - Services - 1.1% - (continued)
$ 3,645,000	3.16%, 08/15/2040	$ 2,817,349
4,155,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	4,169,115
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,243,993
1,715,000	4.80%, 01/15/2030	1,724,590
9,985,000	4.90%, 04/15/2031	10,059,348
9,985,000	4.95%, 01/15/2032	10,050,628
4,410,000	5.38%, 04/15/2054	4,355,502
13,965,000	5.50%, 07/15/2044	14,055,614
4,080,000	5.88%, 02/15/2053	4,297,207
		139,904,361
	Home Builders - 0.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
840,000	4.63%, 08/01/2029(1)	775,071
691,000	4.63%, 04/01/2030(1)	630,961
3,119,000	6.63%, 01/15/2028(1)	3,134,233
3,150,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,869,740
1,650,000	KB Home 4.80%, 11/15/2029	1,579,755
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,855,190
1,325,000	4.95%, 02/01/2028	1,292,882
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	2,808,059
	Taylor Morrison Communities, Inc.
430,000	5.13%, 08/01/2030(1)	419,247
2,310,000	5.75%, 01/15/2028(1)	2,311,795
		17,676,933
	Household Products - 0.2%
	Haleon U.S. Capital LLC
7,545,000	3.38%, 03/24/2029	7,115,026
2,170,000	3.63%, 03/24/2032	1,985,987
	Kenvue, Inc.
12,110,000	5.05%, 03/22/2053	11,661,617
2,050,000	5.20%, 03/22/2063	1,973,622
		22,736,252
	Household Products/Wares - 0.0%
1,840,000	SC Johnson & Son, Inc. 4.75%, 10/15/2046(1)	1,627,181
	Insurance - 2.1%
1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	1,754,729
	Acrisure LLC/Acrisure Finance, Inc.
2,825,000	7.50%, 11/06/2030(1)	2,867,409
1,425,000	8.50%, 06/15/2029(1)	1,460,698
1,225,000	AIA Group Ltd. 3.20%, 09/16/2040(1)	918,125
11,000,000	Allstate Corp. 5.05%, 06/24/2029	11,116,959
	American International Group, Inc.
5,547,000	4.50%, 07/16/2044	4,891,606
5,348,000	4.70%, 07/10/2035	4,962,117
4,460,000	4.80%, 07/10/2045	4,078,702
2,300,000	Aon Global Ltd. 4.25%, 12/12/2042	1,897,535
	Aon North America, Inc.
7,000,000	5.30%, 03/01/2031	7,108,073
13,905,000	5.45%, 03/01/2034	14,141,744
3,360,000	5.75%, 03/01/2054	3,376,975
	AssuredPartners, Inc.
4,675,000	5.63%, 01/15/2029(1)	4,452,894
1,780,000	7.50%, 02/15/2032(1)	1,810,890

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Insurance - 2.1% - (continued)
	Athene Global Funding
$ 7,000,000	2.67%, 06/07/2031(1)	$ 5,902,182
14,500,000	2.72%, 01/07/2029(1)	13,115,822
14,850,000	5.62%, 05/08/2026(1)	14,965,183
10,750,000	CNO Global Funding 2.65%, 01/06/2029(1)	9,600,434
6,300,000	Corebridge Financial, Inc. 3.85%, 04/05/2029	5,991,815
8,690,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	8,978,186
	Equitable Financial Life Global Funding
16,470,000	1.70%, 11/12/2026(1)	15,274,048
6,100,000	1.80%, 03/08/2028(1)	5,484,683
7,945,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	7,781,123
	Global Atlantic Fin Co.
615,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(3)	576,066
1,690,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(3)	1,714,547
	HUB International Ltd.
2,000,000	7.25%, 06/15/2030(1)	2,062,570
3,015,000	7.38%, 01/31/2032(1)	3,098,228
8,915,000	Jackson National Life Global Funding 5.55%, 07/02/2027(1)	9,014,414
	Liberty Mutual Group, Inc.
2,170,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(3)	2,029,867
17,415,000	4.30%, 02/01/2061(1)	10,965,106
6,985,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	6,645,565
13,735,000	Metropolitan Life Global Funding I 3.00%, 09/19/2027(1)	13,038,949
2,295,000	MGIC Investment Corp. 5.25%, 08/15/2028	2,260,358
	Nationwide Mutual Insurance Co.
11,700,000	4.35%, 04/30/2050(1)	9,081,183
4,940,000	9.38%, 08/15/2039(1)	6,383,843
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(1)	13,175,000
	Protective Life Global Funding
10,700,000	1.62%, 04/15/2026(1)	10,116,355
4,255,000	5.47%, 12/08/2028(1)	4,357,880
11,040,000	Willis North America, Inc. 4.65%, 06/15/2027	10,952,601
		257,404,464
	Internet - 0.4%
5,780,000	Alibaba Group Holding Ltd. 2.70%, 02/09/2041	4,007,895
9,575,000	Amazon.com, Inc. 3.95%, 04/13/2052	7,896,269
EUR 2,775,000	Cerved Group SpA 6.00%, 02/15/2029(2)	2,808,033
	Gen Digital, Inc.
$ 835,000	6.75%, 09/30/2027(1)	849,163
1,910,000	7.13%, 09/30/2030(1)(5)	1,974,421
2,605,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	2,368,028
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Internet - 0.4% - (continued)
	Meta Platforms, Inc.
$ 5,000,000	4.45%, 08/15/2052	$ 4,376,728
13,380,000	5.60%, 05/15/2053	13,902,941
	Newfold Digital Holdings Group, Inc.
5,330,000	6.00%, 02/15/2029(1)(5)	3,705,534
680,000	11.75%, 10/15/2028(1)	686,912
2,505,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	2,650,738
4,545,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	4,383,577
	United Group BV
EUR 1,100,000	6.75%, 02/15/2031(1)	1,246,201
1,475,000	8.08%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(6)	1,602,305
		52,458,745
	Investment Company Security - 0.1%
$ 485,000	Abu Dhabi Developmental Holding Co. PJSC 5.38%, 05/08/2029(1)	495,349
	Apollo Debt Solutions BDC
570,000	6.70%, 07/29/2031(1)	574,790
550,000	6.90%, 04/13/2029(1)	562,816
	Ares Capital Corp.
560,000	5.88%, 03/01/2029	560,317
1,150,000	5.95%, 07/15/2029	1,150,833
1,135,000	Ares Strategic Income Fund 6.35%, 08/15/2029(1)	1,140,476
SGD 1,250,000	Huarong Finance 2017 Co. Ltd. 3.80%, 11/07/2025(2)	911,760
$ 530,000	Huarong Finance II Co. Ltd. 4.63%, 06/03/2026(2)	515,923
5,345,000	JAB Holdings BV 3.75%, 05/28/2051(1)	3,511,917
1,125,000	New Mountain Finance Corp. 6.88%, 02/01/2029	1,121,500
		10,545,681
	Iron/Steel - 0.1%
6,000,000	ArcelorMittal SA 6.55%, 11/29/2027	6,252,979
	ATI, Inc.
2,353,000	4.88%, 10/01/2029	2,234,923
570,000	7.25%, 08/15/2030	595,623
	CSN Resources SA
2,630,000	4.63%, 06/10/2031(2)	2,096,853
369,000	5.88%, 04/08/2032(1)	308,190
230,000	5.88%, 04/08/2032(2)	192,097
2,841,000	Krakatau Posco PT 6.38%, 06/11/2029(2)	2,893,689
		14,574,354
	IT Services - 0.8%
1,150,000	Amentum Escrow Corp. 7.25%, 08/01/2032(1)(10)	1,175,977
	Apple, Inc.
20,110,000	2.65%, 02/08/2051	13,128,986
12,960,000	2.70%, 08/05/2051	8,482,136
6,520,000	3.85%, 08/04/2046	5,492,039
7,280,000	3.95%, 08/08/2052	6,096,850
3,620,000	4.38%, 05/13/2045	3,322,256
6,175,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	6,331,474
	IBM International Capital Pte. Ltd.
11,320,000	4.75%, 02/05/2031	11,295,071
26,050,000	5.25%, 02/05/2044	25,217,722
3,080,000	5.30%, 02/05/2054	2,953,496

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	IT Services - 0.8% - (continued)
$ 4,575,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	$ 4,710,919
4,755,000	International Business Machines Corp. 4.15%, 05/15/2039	4,199,065
6,100,000	McAfee Corp. 7.38%, 02/15/2030(1)	5,690,847
		98,096,838
	Leisure Time - 0.2%
485,000	Brunswick Corp. 5.85%, 03/18/2029	491,543
	Carnival Corp.
3,965,000	6.00%, 05/01/2029(1)	3,955,700
745,000	10.50%, 06/01/2030(1)	809,723
	NCL Corp. Ltd.
2,215,000	5.88%, 02/15/2027(1)	2,198,614
300,000	8.13%, 01/15/2029(1)	318,882
2,005,000	8.38%, 02/01/2028(1)	2,110,044
	Royal Caribbean Cruises Ltd.
3,000,000	5.50%, 08/31/2026(1)	2,986,033
2,600,000	6.00%, 02/01/2033(1)	2,615,381
740,000	7.25%, 01/15/2030(1)	775,529
625,000	8.25%, 01/15/2029(1)	661,289
	Viking Cruises Ltd.
575,000	5.88%, 09/15/2027(1)	571,497
2,350,000	9.13%, 07/15/2031(1)	2,562,252
		20,056,487
	Lodging - 0.3%
	Fortune Star BVI Ltd.
1,445,000	5.05%, 01/27/2027(2)	1,300,653
2,350,000	5.95%, 10/19/2025(2)	2,267,837
7,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	7,653,320
1,150,000	MGM China Holdings Ltd. 7.13%, 06/26/2031(1)(5)	1,161,935
10,000,000	Sands China Ltd. 3.25%, 08/08/2031(9)	8,453,595
3,165,000	Station Casinos LLC 6.63%, 03/15/2032(1)	3,194,507
3,429,000	Studio City Finance Ltd. 5.00%, 01/15/2029(2)	3,055,261
1,725,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,714,801
1,375,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(1)	1,347,450
	Wynn Macau Ltd.
700,000	5.50%, 10/01/2027(1)	668,147
645,000	5.63%, 08/26/2028(1)	610,988
		31,428,494
	Machinery-Diversified - 0.3%
	AGCO Corp.
2,895,000	5.45%, 03/21/2027	2,928,964
1,950,000	5.80%, 03/21/2034(5)	1,978,958
	Ingersoll Rand, Inc.
2,170,000	5.40%, 08/14/2028	2,218,829
8,060,000	5.70%, 08/14/2033	8,419,812
14,000,000	John Deere Capital Corp. 4.85%, 06/11/2029	14,172,257
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	1,440,371
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Machinery-Diversified - 0.3% - (continued)
	Westinghouse Air Brake Technologies Corp.
$ 2,205,000	3.20%, 06/15/2025	$ 2,161,893
3,270,000	5.61%, 03/11/2034	3,359,426
		36,680,510
	Media - 1.7%
1,875,000	Altice Financing SA 5.75%, 08/15/2029(1)	1,423,502
1,575,000	AMC Networks, Inc. 10.25%, 01/15/2029(1)	1,552,871
	CCO Holdings LLC/CCO Holdings Capital Corp.
12,825,000	4.25%, 02/01/2031(1)	10,901,436
3,150,000	4.25%, 01/15/2034(1)	2,488,167
2,670,000	4.50%, 08/15/2030(1)	2,336,480
925,000	4.75%, 02/01/2032(1)	791,083
1,325,000	5.00%, 02/01/2028(1)	1,260,291
1,125,000	7.38%, 03/01/2031(1)(5)	1,136,274
	Charter Communications Operating LLC/Charter Communications Operating Capital
14,685,000	2.25%, 01/15/2029	12,805,947
10,000,000	3.50%, 03/01/2042	6,823,908
11,625,000	3.85%, 04/01/2061	6,989,949
11,690,000	3.90%, 06/01/2052	7,558,434
2,865,000	4.80%, 03/01/2050	2,157,064
10,990,000	5.38%, 05/01/2047	9,057,228
4,595,000	5.75%, 04/01/2048	3,960,015
5,200,000	6.10%, 06/01/2029	5,303,240
8,658,000	6.48%, 10/23/2045	8,157,231
	Comcast Corp.
14,700,000	2.94%, 11/01/2056	9,103,323
4,900,000	2.99%, 11/01/2063	2,948,717
6,605,000	3.25%, 11/01/2039	5,202,692
6,640,000	3.40%, 07/15/2046	4,900,884
1,925,000	3.75%, 04/01/2040	1,592,108
13,875,000	5.10%, 06/01/2029(5)	14,169,753
8,090,000	5.65%, 06/01/2054	8,219,261
8,665,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	8,819,560
	CSC Holdings LLC
4,025,000	5.75%, 01/15/2030(1)	1,622,264
3,720,000	11.75%, 01/31/2029(1)	3,362,831
6,110,000	Discovery Communications LLC 3.95%, 06/15/2025	6,012,005
1,175,000	DISH DBS Corp. 5.75%, 12/01/2028(1)	862,633
	Paramount Global
4,362,000	4.38%, 03/15/2043	3,040,488
19,810,000	4.95%, 01/15/2031	17,942,150
4,145,000	6.88%, 04/30/2036	4,030,493
4,875,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(5)(10)	3,362,726
	Sirius XM Radio, Inc.
1,820,000	4.00%, 07/15/2028(1)	1,668,390
900,000	4.13%, 07/01/2030(1)	782,157
3,790,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	3,431,769
1,565,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,769,947
	Time Warner Cable LLC
5,340,000	5.88%, 11/15/2040	4,772,566
2,825,000	6.75%, 06/15/2039	2,797,388

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Media - 1.7% - (continued)
	Virgin Media Secured Finance PLC
GBP 1,700,000	4.25%, 01/15/2030(2)	$ 1,888,347
$ 2,785,000	4.50%, 08/15/2030(1)	2,414,842
200,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(2)	171,360
15,400,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	13,493,405
2,130,000	Ziggo BV 4.88%, 01/15/2030(1)	1,938,503
		215,023,682
	Metal Fabricate/Hardware - 0.0%
	Advanced Drainage Systems, Inc.
949,000	5.00%, 09/30/2027(1)	929,783
2,051,000	6.38%, 06/15/2030(1)	2,066,555
		2,996,338
	Mining - 1.4%
	Anglo American Capital PLC
20,570,000	3.88%, 03/16/2029(1)	19,590,519
1,001,000	4.88%, 05/14/2025(1)	995,381
8,630,000	5.63%, 04/01/2030(1)	8,768,423
13,580,000	5.75%, 04/05/2034(1)	13,795,608
1,190,000	6.00%, 04/05/2054(1)	1,191,615
	AngloGold Ashanti Holdings PLC
600,000	3.38%, 11/01/2028	547,892
1,810,000	3.75%, 10/01/2030	1,610,376
	BHP Billiton Finance USA Ltd.
14,685,000	5.25%, 09/08/2030	15,122,584
14,690,000	5.25%, 09/08/2033	14,980,981
	Constellium SE
680,000	3.75%, 04/15/2029(1)	620,447
1,716,000	5.63%, 06/15/2028(1)	1,686,914
330,000	5.88%, 02/15/2026(1)	329,621
	First Quantum Minerals Ltd.
495,000	8.63%, 06/01/2031(1)	492,545
525,000	9.38%, 03/01/2029(1)	552,067
	FMG Resources August 2006 Pty. Ltd.
310,000	4.38%, 04/01/2031(1)	280,193
1,050,000	4.50%, 09/15/2027(1)	1,006,754
14,635,000	5.88%, 04/15/2030(1)	14,421,811
	Freeport Indonesia PT
428,000	5.32%, 04/14/2032(2)	420,981
420,000	6.20%, 04/14/2052(2)	420,759
	Glencore Funding LLC
11,720,000	5.40%, 05/08/2028(1)	11,847,184
14,035,000	5.63%, 04/04/2034(1)	14,093,299
3,610,000	5.89%, 04/04/2054(1)	3,520,727
16,575,000	6.13%, 10/06/2028(1)	17,187,042
11,910,000	6.38%, 10/06/2030(1)	12,616,142
	Novelis Corp.
820,000	3.88%, 08/15/2031(1)	720,186
4,455,000	4.75%, 01/30/2030(1)	4,199,746
8,355,000	Rio Tinto Finance USA Ltd. 2.75%, 11/02/2051	5,332,528
	Stillwater Mining Co.
3,485,000	4.50%, 11/16/2029(2)	2,889,065
690,000	4.50%, 11/16/2029(1)	572,010
	WE Soda Investments Holding PLC
1,030,000	9.38%, 02/14/2031(1)	1,060,900
2,135,000	9.50%, 10/06/2028(1)	2,190,993
		173,065,293
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Multi-National - 0.0%
INR 60,400,000	Asian Infrastructure Investment Bank 6.65%, 06/30/2033(2)	$ 699,014
30,000,000	Inter-American Development Bank 7.35%, 10/06/2030	363,682
		1,062,696
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
$ 5,064,000	3.25%, 02/15/2029	4,638,683
12,485,000	3.28%, 12/01/2028	11,525,549
		16,164,232
	Oil & Gas - 2.2%
	Aker BP ASA
5,024,000	2.00%, 07/15/2026(1)	4,729,996
2,950,000	3.10%, 07/15/2031(1)	2,554,212
9,200,000	4.00%, 01/15/2031(1)	8,482,369
3,280,000	6.00%, 06/13/2033(1)	3,375,529
2,570,000	Apache Corp. 5.10%, 09/01/2040	2,244,413
	BP Capital Markets America, Inc.
7,750,000	2.94%, 06/04/2051	5,080,543
6,170,000	3.00%, 03/17/2052	4,071,062
7,125,000	3.06%, 06/17/2041	5,335,331
11,380,000	3.38%, 02/08/2061	7,733,668
6,095,000	5.23%, 11/17/2034	6,173,177
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052	4,087,117
5,795,000	5.55%, 03/15/2054	5,811,600
4,145,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	4,412,667
	Diamondback Energy, Inc.
1,770,000	4.25%, 03/15/2052	1,404,652
3,330,000	5.40%, 04/18/2034	3,358,584
1,685,000	5.75%, 04/18/2054	1,662,896
1,255,000	5.90%, 04/18/2064	1,243,993
13,684,000	6.25%, 03/15/2053	14,401,660
	Ecopetrol SA
2,860,000	4.63%, 11/02/2031	2,368,354
5,335,000	8.38%, 01/19/2036	5,308,693
12,280,000	8.88%, 01/13/2033	12,828,056
2,005,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(2)	1,980,214
	Energean Israel Finance Ltd.
2,632,000	5.88%, 03/30/2031(2)	2,251,186
2,135,000	8.50%, 09/30/2033(2)	2,036,897
16,940,000	Eni SpA 5.50%, 05/15/2034(1)	17,218,649
3,365,000	Equinor ASA 3.63%, 04/06/2040	2,780,481
	Hess Corp.
3,733,000	7.13%, 03/15/2033	4,239,912
11,627,000	7.30%, 08/15/2031	13,158,570
	Matador Resources Co.
180,000	6.50%, 04/15/2032(1)	180,855
2,200,000	6.88%, 04/15/2028(1)	2,243,135
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	2,221,979
4,265,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	4,478,962
1,725,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(1)	1,816,277
	Occidental Petroleum Corp.
11,095,000	5.20%, 08/01/2029	11,160,600
6,880,000	6.63%, 09/01/2030	7,342,969
5,190,000	Ovintiv, Inc. 7.38%, 11/01/2031	5,732,300
	Patterson-UTI Energy, Inc.
550,000	5.15%, 11/15/2029	542,498

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Oil & Gas - 2.2% - (continued)
$ 16,400,000	7.15%, 10/01/2033	$ 17,642,891
	Permian Resources Operating LLC
1,020,000	6.25%, 02/01/2033(1)	1,026,159
2,530,000	8.00%, 04/15/2027(1)	2,611,147
	Petroleos de Venezuela SA
435,000	6.00%, 05/16/2024(2)(7)	50,243
190,000	9.00%, 11/17/2021(2)(7)	22,420
	Petroleos Mexicanos
660,000	6.70%, 02/16/2032	562,876
2,855,000	7.69%, 01/23/2050	2,097,381
2,860,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(1)	2,923,944
1,070,000	Range Resources Corp. 4.75%, 02/15/2030(1)	1,013,454
	Saudi Arabian Oil Co.
6,620,000	5.25%, 07/17/2034(1)	6,648,784
4,715,000	5.75%, 07/17/2054(1)	4,618,814
780,000	5.88%, 07/17/2064(1)	761,677
	Shell International Finance BV
8,000,000	2.88%, 11/26/2041	5,856,174
11,925,000	3.00%, 11/26/2051	8,009,027
4,199,000	4.00%, 05/10/2046	3,473,879
2,320,000	4.55%, 08/12/2043	2,118,013
	SM Energy Co.
3,075,000	6.50%, 07/15/2028	3,064,505
255,000	6.75%, 08/01/2029(1)	256,774
95,000	7.00%, 08/01/2032(1)	96,001
1,205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(2)	1,246,100
3,735,000	Suncor Energy, Inc. 4.00%, 11/15/2047(5)	2,875,879
	Sunoco LP
1,045,000	7.00%, 05/01/2029(1)	1,075,887
1,840,000	7.25%, 05/01/2032(1)	1,913,398
	TotalEnergies Capital SA
1,930,000	5.15%, 04/05/2034	1,966,184
4,005,000	5.49%, 04/05/2054	4,035,261
4,235,000	5.64%, 04/05/2064	4,285,172
	Transocean, Inc.
1,575,000	8.50%, 05/15/2031(1)	1,612,320
4,072,500	8.75%, 02/15/2030(1)	4,276,887
279,000	Tullow Oil PLC 10.25%, 05/15/2026(2)	269,390
	Vital Energy, Inc.
425,000	7.75%, 07/31/2029(1)	430,052
210,000	7.88%, 04/15/2032(1)	213,572
2,675,000	9.75%, 10/15/2030	2,924,853
540,000	YPF SA 6.95%, 07/21/2027(2)	497,617
		276,530,791
	Oil & Gas Services - 0.1%
4,135,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	4,262,763
3,160,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	3,212,036
5,500,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	5,715,358
		13,190,157
	Packaging & Containers - 0.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,840,000	4.13%, 08/15/2026(1)(5)	2,401,763
3,135,000	5.25%, 08/15/2027(1)(5)	1,794,787
565,000	Berry Global, Inc. 5.80%, 06/15/2031(1)	573,805
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Packaging & Containers - 0.4% - (continued)
	Clydesdale Acquisition Holdings, Inc.
$ 1,520,000	6.63%, 04/15/2029(1)	$ 1,514,270
1,900,000	8.75%, 04/15/2030(1)	1,864,859
	Graphic Packaging International LLC
1,335,000	3.75%, 02/01/2030(1)	1,211,904
2,575,000	6.38%, 07/15/2032(1)	2,604,242
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 04/15/2027(1)	1,766,245
1,725,000	9.25%, 04/15/2027(1)	1,726,844
	Owens-Brockway Glass Container, Inc.
2,620,000	7.25%, 05/15/2031(1)	2,584,537
2,360,000	7.38%, 06/01/2032(1)	2,333,030
2,032,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(2)	1,800,008
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(1)	14,955,882
16,860,000	Smurfit Kappa Treasury ULC 5.44%, 04/03/2034(1)	17,087,104
565,000	Trivium Packaging Finance BV 5.50%, 08/15/2026(1)	553,325
		54,772,605
	Pharmaceuticals - 1.7%
	AbbVie, Inc.
4,630,000	4.05%, 11/21/2039	4,112,429
7,590,000	4.45%, 05/14/2046	6,730,821
3,702,000	4.85%, 06/15/2044	3,501,396
4,655,000	4.95%, 03/15/2031	4,729,923
9,410,000	5.40%, 03/15/2054	9,496,805
3,470,000	5.50%, 03/15/2064	3,493,104
19,525,000	AstraZeneca Finance LLC 4.90%, 02/26/2031	19,804,057
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,279,274
1,090,000	Bayer U.S. Finance LLC 6.25%, 01/21/2029(1)	1,130,368
31,415,000	Becton Dickinson & Co. 4.69%, 02/13/2028	31,354,646
	Bristol-Myers Squibb Co.
10,365,000	3.55%, 03/15/2042	8,263,206
4,655,000	4.25%, 10/26/2049	3,889,069
11,205,000	5.10%, 02/22/2031	11,446,806
4,735,000	5.55%, 02/22/2054	4,779,783
2,310,000	6.25%, 11/15/2053	2,546,250
13,200,000	Cardinal Health, Inc. 5.13%, 02/15/2029	13,341,059
8,115,000	CVS Health Corp. 4.78%, 03/25/2038	7,408,865
	CVS Pass-Through Trust
6,202	6.04%, 12/10/2028	6,255
16,182	6.94%, 01/10/2030	16,683
5,670,000	Eli Lilly & Co. 4.70%, 02/09/2034	5,661,582
	Pfizer Investment Enterprises Pte. Ltd.
7,965,000	5.11%, 05/19/2043	7,734,754
2,175,000	5.30%, 05/19/2053	2,141,314
5,955,000	5.34%, 05/19/2063	5,771,432
1,435,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,403,182
	Takeda Pharmaceutical Co. Ltd.
11,000,000	5.30%, 07/05/2034	11,106,722
11,000,000	5.65%, 07/05/2054	10,943,686

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Pharmaceuticals - 1.7% - (continued)
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	$ 1,960,409
	Teva Pharmaceutical Finance Netherlands III BV
$ 11,597,000	3.15%, 10/01/2026	10,974,148
8,925,000	4.75%, 05/09/2027	8,649,185
650,000	Viatris, Inc. 2.70%, 06/22/2030	563,767
		207,240,980
	Pipelines - 2.1%
2,731,000	AI Candelaria Spain SA 5.75%, 06/15/2033(2)	2,227,483
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
2,750,000	5.75%, 01/15/2028(1)	2,727,793
1,400,000	6.63%, 02/01/2032(1)	1,428,364
2,730,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 07/15/2032(1)	2,841,136
	Buckeye Partners LP
822,000	3.95%, 12/01/2026	792,562
910,000	4.13%, 12/01/2027	855,365
3,530,000	4.50%, 03/01/2028(1)	3,358,223
1,124,000	5.60%, 10/15/2044	931,994
1,610,000	6.88%, 07/01/2029(1)	1,632,968
1,173,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,133,512
7,443,000	Columbia Pipelines Holding Co. LLC 5.68%, 01/15/2034(1)	7,491,247
	Columbia Pipelines Operating Co. LLC
8,630,000	5.93%, 08/15/2030(1)	8,972,749
2,910,000	6.04%, 11/15/2033(1)	3,033,310
9,525,000	6.54%, 11/15/2053(1)	10,277,430
3,635,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	3,394,833
	EIG Pearl Holdings SARL
15,125,000	3.55%, 08/31/2036(1)	13,012,945
1,230,000	3.55%, 08/31/2036(2)	1,058,243
	Enbridge, Inc.
6,310,000	5.63%, 04/05/2034	6,436,667
23,310,000	5.70%, 03/08/2033	23,990,514
1,210,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(3)	1,147,500
	Energy Transfer LP
2,675,000	2.90%, 05/15/2025	2,621,274
2,275,000	4.90%, 03/15/2035	2,173,051
2,395,000	5.25%, 07/01/2029	2,418,054
3,977,000	5.30%, 04/15/2047	3,605,821
4,420,000	6.00%, 06/15/2048	4,379,488
4,245,000	6.10%, 12/01/2028	4,426,181
2,800,000	6.13%, 12/15/2045	2,823,207
15,110,000	6.40%, 12/01/2030	16,174,003
6,910,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(3)	7,343,126
	EnLink Midstream LLC
1,050,000	5.38%, 06/01/2029(5)	1,045,791
415,000	6.50%, 09/01/2030(1)	431,803
	EQM Midstream Partners LP
2,144,000	4.50%, 01/15/2029(1)	2,051,332
1,125,000	4.75%, 01/15/2031(1)	1,062,141
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Pipelines - 2.1% - (continued)
$ 1,275,000	6.50%, 07/15/2048	$ 1,294,217
190,000	7.50%, 06/01/2030(1)	204,910
	Galaxy Pipeline Assets Bidco Ltd.
11,373,964	2.16%, 03/31/2034(1)	9,830,989
1,989,532	2.16%, 03/31/2034(2)	1,719,635
1,150,000	2.63%, 03/31/2036(1)	949,273
	Greensaif Pipelines Bidco SARL
4,826,000	5.85%, 02/23/2036(1)	4,846,486
8,988,000	6.10%, 08/23/2042(1)	8,978,661
11,284,000	6.13%, 02/23/2038(1)	11,549,223
800,000	6.13%, 02/23/2038(2)	818,803
	Hess Midstream Operations LP
365,000	4.25%, 02/15/2030(1)	338,851
7,885,000	6.50%, 06/01/2029(1)	8,038,434
705,000	Kinder Morgan, Inc. 5.10%, 08/01/2029	709,884
	MPLX LP
2,160,000	4.90%, 04/15/2058	1,812,849
7,900,000	4.95%, 03/14/2052	6,874,711
7,230,000	5.50%, 06/01/2034	7,256,138
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	2,025,542
	ONEOK, Inc.
6,585,000	4.85%, 02/01/2049	5,675,597
6,474,000	6.35%, 01/15/2031	6,858,097
1,285,000	7.15%, 01/15/2051	1,442,336
3,500,000	Plains All American Pipeline LP/PAA Finance Corp. 4.30%, 01/31/2043	2,835,787
	Targa Resources Corp.
7,312,000	6.25%, 07/01/2052	7,558,901
5,770,000	6.50%, 02/15/2053	6,169,749
4,490,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	4,090,099
1,065,000	TMS Issuer SARL 5.78%, 08/23/2032(2)	1,086,630
2,570,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(3)	2,380,027
	Whistler Pipeline LLC
915,000	5.40%, 09/30/2029(1)	920,971
5,865,000	5.70%, 09/30/2031(1)	5,952,991
	Williams Cos., Inc.
2,225,000	5.10%, 09/15/2045	2,047,047
4,100,000	5.40%, 03/04/2044	3,918,951
1,074,000	6.30%, 04/15/2040	1,134,846
		266,620,745
	Real Estate - 0.1%
GBP 2,950,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(2)	2,929,715
	Country Garden Holdings Co. Ltd.
$ 200,000	4.20%, 02/06/2026(2)(7)	16,250
200,000	5.40%, 05/27/2025(2)(7)	16,250
860,000	5.63%, 01/14/2030(2)(7)	69,875
1,025,000	Esic Sukuk Ltd. 5.83%, 02/14/2029(2)	1,033,650
1,870,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(2)	1,769,409

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Real Estate - 0.1% - (continued)
$ 692,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(2)(3)(4)	$ 462,484
470,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(2)	417,369
		6,715,002
	Real Estate Investment Trusts - 1.7%
	American Tower Corp.
19,070,000	1.60%, 04/15/2026	17,977,895
8,450,000	5.25%, 07/15/2028	8,548,796
12,670,000	American Tower Trust I 5.49%, 03/15/2053(1)	12,855,944
	Brandywine Operating Partnership LP
670,000	4.55%, 10/01/2029	602,198
355,000	8.88%, 04/12/2029	377,022
	Brixmor Operating Partnership LP
14,080,000	4.13%, 05/15/2029	13,502,670
2,725,000	5.75%, 02/15/2035	2,775,896
	Crown Castle, Inc.
30,455,000	2.90%, 03/15/2027	28,902,233
8,745,000	3.20%, 09/01/2024	8,722,221
6,557,000	4.15%, 07/01/2050	5,247,597
10,140,000	5.60%, 06/01/2029	10,388,302
	Equinix, Inc.
11,210,000	1.45%, 05/15/2026	10,519,143
12,240,000	3.20%, 11/18/2029	11,269,930
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,136,548
6,715,000	4.00%, 01/15/2031	6,140,671
4,750,000	5.30%, 01/15/2029	4,740,032
4,815,000	5.75%, 06/01/2028	4,870,584
5,850,000	Healthpeak OP LLC 5.25%, 12/15/2032	5,863,413
353,000	Highwoods Realty LP 4.20%, 04/15/2029	329,921
	Iron Mountain, Inc.
590,000	4.88%, 09/15/2029(1)	563,594
1,050,000	5.25%, 07/15/2030(1)	1,010,429
3,125,000	7.00%, 02/15/2029(1)	3,210,094
1,700,000	Kite Realty Group LP 5.50%, 03/01/2034	1,701,154
775,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 07/15/2031(1)	792,236
1,705,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	1,729,894
5,520,000	Realty Income Corp. 4.85%, 03/15/2030	5,507,874
9,455,000	Regency Centers LP 5.25%, 01/15/2034	9,452,161
	RHP Hotel Properties LP/RHP Finance Corp.
345,000	6.50%, 04/01/2032(1)	348,898
3,345,000	7.25%, 07/15/2028(1)	3,453,201
	Simon Property Group LP
3,885,000	3.25%, 09/13/2049	2,673,710
5,572,000	4.25%, 10/01/2044	4,645,457
	Trust Fibra Uno
1,140,000	4.87%, 01/15/2030(2)	1,023,357
245,000	4.87%, 01/15/2030(1)	219,932
2,445,000	7.38%, 02/13/2034(1)	2,438,741
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Real Estate Investment Trusts - 1.7% - (continued)
$ 5,605,000	UDR, Inc. 2.10%, 08/01/2032	$ 4,471,559
476,000	WEA Finance LLC/Westfield U.K. & Europe Finance PLC 4.75%, 09/17/2044(1)	371,638
15,360,000	Welltower OP LLC 2.75%, 01/15/2032	13,185,892
		215,570,837
	Retail - 0.8%
	1011778 BC ULC/New Red Finance, Inc.
1,805,000	3.50%, 02/15/2029(1)(5)	1,653,352
1,755,000	3.88%, 01/15/2028(1)	1,649,639
2,020,000	4.38%, 01/15/2028(1)	1,920,554
	Asbury Automotive Group, Inc.
1,694,000	4.63%, 11/15/2029(1)	1,582,695
236,000	4.75%, 03/01/2030	221,503
1,445,000	5.00%, 02/15/2032(1)	1,328,412
	AutoZone, Inc.
10,000,000	4.75%, 02/01/2033	9,741,492
16,565,000	5.40%, 07/15/2034	16,696,580
2,335,000	6.25%, 11/01/2028	2,463,502
3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	3,415,536
1,575,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	1,504,427
620,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	555,581
935,000	Group 1 Automotive, Inc. 6.38%, 01/15/2030(1)	944,458
	Home Depot, Inc.
2,315,000	4.50%, 12/06/2048	2,053,230
3,855,000	4.85%, 06/25/2031	3,894,927
19,525,000	4.95%, 06/25/2034	19,630,453
6,403,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	5,658,298
5,955,000	Lowe's Cos., Inc. 2.80%, 09/15/2041	4,182,898
	McDonald's Corp.
4,073,000	3.63%, 09/01/2049	3,020,021
3,615,000	4.60%, 05/26/2045	3,189,684
5,000,000	6.30%, 10/15/2037	5,522,968
1,325,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	979,969
	PetSmart, Inc./PetSmart Finance Corp.
3,255,000	4.75%, 02/15/2028(1)	3,052,938
875,000	7.75%, 02/15/2029(1)	848,922
3,743,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	3,684,295
2,575,000	Staples, Inc. 10.75%, 09/01/2029(1)	2,495,306
	Yum! Brands, Inc.
896,000	4.63%, 01/31/2032	832,428
865,000	4.75%, 01/15/2030(1)	833,707
1,138,000	5.38%, 04/01/2032	1,102,331
		104,660,106
	Semiconductors - 1.0%
	Broadcom, Inc.
13,000,000	3.14%, 11/15/2035(1)	10,684,759
16,462,000	4.93%, 05/15/2037(1)	15,816,291
21,180,000	Entegris, Inc. 4.75%, 04/15/2029(1)(10)	20,411,911
	Foundry JV Holdco LLC
485,000	5.90%, 01/25/2030(1)	500,517
3,025,000	6.15%, 01/25/2032(1)	3,151,940
2,415,000	6.25%, 01/25/2035(1)	2,528,943

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Semiconductors - 1.0% - (continued)
	Intel Corp.
$ 3,500,000	2.80%, 08/12/2041	$ 2,477,541
3,000,000	3.05%, 08/12/2051	1,945,147
11,075,000	5.05%, 08/05/2062	10,020,271
5,000,000	5.63%, 02/10/2043	5,073,037
4,560,000	Marvell Technology, Inc. 5.75%, 02/15/2029	4,714,901
	Micron Technology, Inc.
11,950,000	4.19%, 02/15/2027	11,720,176
10,000,000	5.30%, 01/15/2031	10,141,534
	QUALCOMM, Inc.
9,695,000	4.30%, 05/20/2047	8,429,782
3,395,000	4.50%, 05/20/2052	2,990,774
1,811,000	4.80%, 05/20/2045	1,710,660
2,365,000	6.00%, 05/20/2053	2,596,374
	SK Hynix, Inc.
1,160,000	2.38%, 01/19/2031(2)	977,587
1,075,000	6.38%, 01/17/2028(1)	1,115,057
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,146,486
4,775,000	Texas Instruments, Inc. 5.15%, 02/08/2054	4,718,092
		123,871,780
	Software - 1.2%
6,005,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	5,660,059
4,164,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)(5)	3,952,993
6,410,000	Microsoft Corp. 2.92%, 03/17/2052	4,482,403
	Open Text Corp.
1,410,000	3.88%, 02/15/2028(1)	1,316,444
2,185,000	3.88%, 12/01/2029(1)	1,983,684
13,365,000	6.90%, 12/01/2027(1)	13,869,302
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(1)	1,482,228
930,000	4.13%, 12/01/2031(1)	827,960
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	6,798,382
6,000,000	2.65%, 07/15/2026	5,747,409
5,550,000	2.95%, 04/01/2030	5,024,547
18,317,000	3.60%, 04/01/2040	14,439,025
18,654,000	3.60%, 04/01/2050	13,345,426
2,100,000	3.85%, 07/15/2036	1,809,485
8,610,000	3.85%, 04/01/2060	6,089,565
14,500,000	3.90%, 05/15/2035	12,851,169
23,109,000	3.95%, 03/25/2051	17,479,239
2,860,000	4.00%, 07/15/2046	2,241,217
13,230,000	4.00%, 11/15/2047	10,268,564
1,480,000	4.13%, 05/15/2045	1,184,494
4,300,000	6.50%, 04/15/2038	4,706,172
428,000	PTC, Inc. 4.00%, 02/15/2028(1)	404,851
3,855,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	3,453,749
520,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)	468,594
5,505,000	UKG, Inc. 6.88%, 02/01/2031(1)	5,658,228
		145,545,189
	Telecommunications - 1.6%
1,200,000	Altice France Holding SA 10.50%, 05/15/2027(1)	449,695
	Altice France SA
660,000	5.50%, 01/15/2028(1)	482,200
800,000	5.50%, 10/15/2029(1)	559,366
4,075,000	8.13%, 02/01/2027(1)(5)	3,248,807
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Telecommunications - 1.6% - (continued)
MXN 43,930,000	America Movil SAB de CV 9.50%, 01/27/2031	$ 2,192,845
	AT&T, Inc.
$ 19,395,000	1.70%, 03/25/2026	18,396,984
14,625,000	3.50%, 06/01/2041	11,457,576
10,439,000	3.50%, 09/15/2053	7,267,378
9,502,000	3.55%, 09/15/2055	6,565,927
13,720,000	3.80%, 12/01/2057	9,826,362
460,000	CAS Capital No. 1 Ltd. 4.00%, 07/12/2026, (4.00% fixed rate until 07/12/2026; 5 yr. USD CMT + 3.64% thereafter)(2)(3)(4)	435,399
	Cisco Systems, Inc.
6,235,000	4.95%, 02/26/2031	6,350,806
11,155,000	5.30%, 02/26/2054	11,184,402
	Empresa Nacional de Telecomunicaciones SA
1,040,000	3.05%, 09/14/2032(1)	847,842
316,000	3.05%, 09/14/2032(2)	257,614
	Frontier Communications Holdings LLC
4,430,000	5.00%, 05/01/2028(1)	4,259,940
1,850,000	5.88%, 10/15/2027(1)	1,832,403
1,678,208	5.88%, 11/01/2029(5)	1,511,360
1,310,000	6.75%, 05/01/2029(1)	1,237,988
	Globe Telecom, Inc.
1,239,000	3.00%, 07/23/2035(2)	966,736
415,000	4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(2)(3)(4)	399,462
	Iliad Holding SASU
536,000	6.50%, 10/15/2026(1)	536,499
EUR 2,185,000	6.88%, 04/15/2031(1)	2,432,725
$ 730,000	7.00%, 10/15/2028(1)	731,202
550,000	8.50%, 04/15/2031(1)	571,597
EUR 1,385,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(1)	1,493,325
	Millicom International Cellular SA
$ 465,000	4.50%, 04/27/2031(2)	408,172
603,000	6.25%, 03/25/2029(1)	589,502
391,500	6.25%, 03/25/2029(2)	382,736
630,000	7.38%, 04/02/2032(1)	632,416
990,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(2)(3)(4)	986,198
	Optics Bidco SpA
1,605,000	6.38%, 11/15/2033(1)	1,582,915
1,041,000	7.20%, 07/18/2036(1)	1,063,413
606,000	7.72%, 06/04/2038(1)	637,815
22,960,000	Rogers Communications, Inc. 5.00%, 02/15/2029	22,972,103
273,000	Silknet JSC 8.38%, 01/31/2027(2)	270,953
1,916,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	1,913,587
	Telecom Italia Capital SA
270,000	6.38%, 11/15/2033	262,536
349,000	7.20%, 07/18/2036	346,945
401,000	7.72%, 06/04/2038	405,965
2,185,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,985,221

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 48.0% - (continued)
	Telecommunications - 1.6% - (continued)
	T-Mobile USA, Inc.
$ 2,000,000	3.00%, 02/15/2041	$ 1,466,016
4,895,000	3.40%, 10/15/2052	3,418,145
13,135,000	4.38%, 04/15/2040	11,600,229
12,370,000	4.80%, 07/15/2028	12,373,793
596,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(2)	569,925
	VEON Holdings BV
2,420,000	3.38%, 11/25/2027(2)	1,965,040
1,120,000	3.38%, 11/25/2027(1)	909,440
	Verizon Communications, Inc.
10,683,000	2.99%, 10/30/2056	6,699,988
13,220,000	3.40%, 03/22/2041	10,314,854
1,115,000	VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(2)	989,451
	Vodafone Group PLC
6,960,000	5.13%, 06/04/2081, (5.13% fixed rate until 12/04/2050; 5 yr. USD CMT + 3.07% thereafter)(3)	5,225,451
16,630,000	5.75%, 06/28/2054	16,465,896
		201,935,145
	Transportation - 0.1%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	7,411,852
922,388	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(2)	843,038
	Norfolk Southern Corp.
5,115,000	4.55%, 06/01/2053	4,405,145
3,734,000	4.65%, 01/15/2046	3,323,636
	Rumo Luxembourg SARL
200,000	4.20%, 01/18/2032(2)	171,238
595,000	5.25%, 01/10/2028(2)	576,385
675,000	Russian Railways Via RZD Capital PLC 5.70%, 04/05/2022(2)(7)(8)	—
		16,731,294
	Trucking & Leasing - 0.4%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(1)	9,737,144
2,000,000	2.70%, 11/01/2024(1)	1,984,736
6,420,000	4.40%, 07/01/2027(1)	6,316,449
3,620,000	6.20%, 06/15/2030(1)	3,834,158
23,050,000	SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(1)	23,262,472
		45,134,959
	Water - 0.0%
	Aegea Finance SARL
555,000	6.75%, 05/20/2029(2)	545,352
2,375,000	9.00%, 01/20/2031(1)	2,505,471
		3,050,823
	Total Corporate Bonds (cost $6,208,820,076)	$ 6,017,154,458
FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
	Argentina - 0.2%
	Argentina Republic Government International Bonds
1,034,805	0.75%, 07/09/2030(9)	$ 557,760
410,000	1.00%, 07/09/2029	235,164
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Argentina - 0.2% - (continued)
$ 4,805,000	3.50%, 07/09/2041(9)	$ 1,893,825
60,629,751	4.13%, 07/09/2035(9)	25,225,383
		27,912,132
	Azerbaijan - 0.0%
3,015,000	Republic of Azerbaijan International Bonds 3.50%, 09/01/2032(2)	2,614,035
	Benin - 0.0%
	Benin Government International Bonds
860,000	7.96%, 02/13/2038(1)	800,875
1,404,000	7.96%, 02/13/2038(2)	1,307,475
		2,108,350
	Bermuda - 0.0%
	Bermuda Government International Bonds
930,000	2.38%, 08/20/2030(2)	788,826
822,000	5.00%, 07/15/2032(2)	800,628
		1,589,454
	Brazil - 0.1%
	Brazil Government International Bonds
9,290,000	4.75%, 01/14/2050	6,751,831
1,350,000	6.13%, 03/15/2034	1,324,656
5,367,000	7.13%, 05/13/2054	5,286,326
		13,362,813
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 3,620,000	0.38%, 09/23/2030(2)	3,265,440
1,320,000	3.13%, 03/26/2035(2)	1,333,808
1,430,000	4.13%, 09/23/2029(2)	1,592,591
1,226,000	4.50%, 01/27/2033(2)	1,398,156
975,000	4.63%, 09/23/2034(2)	1,122,171
4,940,000	4.88%, 05/13/2036(2)	5,755,308
		14,467,474
	Chile - 0.0%
$ 3,866,000	Chile Government International Bonds 5.33%, 01/05/2054	3,714,914
	Colombia - 0.3%
	Colombia Government International Bonds
3,170,000	3.00%, 01/30/2030	2,640,530
17,979,000	3.13%, 04/15/2031	14,427,908
310,000	3.25%, 04/22/2032	242,607
4,669,000	4.13%, 02/22/2042	3,110,135
5,415,000	4.13%, 05/15/2051	3,292,264
1,320,000	5.20%, 05/15/2049	943,857
2,869,000	5.63%, 02/26/2044	2,228,926
2,275,000	8.00%, 11/14/2035	2,371,960
COP 25,586,200,000	Colombia TES 7.25%, 10/18/2034	4,951,476
		34,209,663
	Costa Rica - 0.0%
	Costa Rica Government International Bonds
$ 550,000	5.63%, 04/30/2043(2)	497,124
307,000	6.55%, 04/03/2034(1)	316,976
1,185,000	7.16%, 03/12/2045(2)	1,244,250
3,140,000	7.30%, 11/13/2054(1)	3,333,114
		5,391,464

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Czech Republic - 0.0%
CZK 43,760,000	Czech Republic Government Bonds 0.95%, 05/15/2030(2)	$ 1,608,091
	Dominican Republic - 0.2%
	Dominican Republic International Bonds
$ 5,650,000	4.50%, 01/30/2030(2)	5,237,267
12,815,000	4.88%, 09/23/2032(2)	11,685,625
1,535,000	5.50%, 02/22/2029(1)	1,504,637
6,390,000	5.50%, 02/22/2029(2)	6,263,604
1,635,000	5.88%, 01/30/2060(2)	1,408,992
285,000	5.95%, 01/25/2027(2)	285,174
557,000	6.00%, 07/19/2028(2)	558,063
1,975,000	7.05%, 02/03/2031(1)	2,067,885
		29,011,247
	Ecuador - 0.1%
	Ecuador Government International Bonds
13,364,000	5.00%, 07/31/2040(2)(9)	6,445,228
15,961,543	5.50%, 07/31/2035(2)(9)	8,430,155
		14,875,383
	Egypt - 0.2%
	Egypt Government International Bonds
1,485,000	5.80%, 09/30/2027(2)	1,355,508
3,028,000	5.88%, 02/16/2031(2)	2,408,562
3,073,000	6.59%, 02/21/2028(2)	2,833,515
5,611,000	7.30%, 09/30/2033(2)	4,516,855
230,000	7.63%, 05/29/2032(2)	192,521
3,055,000	7.90%, 02/21/2048(2)	2,197,920
6,439,000	8.50%, 01/31/2047(2)	4,848,245
645,000	8.70%, 03/01/2049(2)	495,818
440,000	8.75%, 09/30/2051(2)	337,810
		19,186,754
	El Salvador - 0.0%
	El Salvador Government International Bonds
845,000	7.12%, 01/20/2050(2)	556,397
430,000	7.65%, 06/15/2035(2)	320,663
		877,060
	Gabon - 0.1%
	Gabon Government International Bonds
2,480,000	6.63%, 02/06/2031(2)	1,819,093
620,000	6.63%, 02/06/2031(1)	454,773
4,211,000	6.95%, 06/16/2025(2)	3,794,616
1,110,000	7.00%, 11/24/2031(2)	818,891
		6,887,373
	Guatemala - 0.1%
	Guatemala Government Bonds
565,000	3.70%, 10/07/2033(2)	467,465
270,000	4.88%, 02/13/2028(2)	260,923
1,390,000	4.90%, 06/01/2030(2)	1,327,118
1,210,000	6.55%, 02/06/2037(1)	1,216,812
2,820,000	6.60%, 06/13/2036(2)	2,855,794
2,100,000	7.05%, 10/04/2032(1)	2,221,301
435,000	7.05%, 10/04/2032(2)	460,127
		8,809,540
	Hungary - 0.2%
	Hungary Government Bonds
HUF 1,228,470,000	2.25%, 04/20/2033	2,494,436
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Hungary - 0.2% - (continued)
HUF 236,240,000	7.00%, 10/24/2035	$ 677,593
	Hungary Government International Bonds
$ 5,575,000	2.13%, 09/22/2031(2)	4,494,844
EUR 940,000	5.38%, 09/12/2033(2)	1,072,921
$ 2,943,000	5.50%, 06/16/2034(1)	2,919,971
2,730,000	5.50%, 06/16/2034(2)	2,708,638
3,615,000	5.50%, 03/26/2036(1)	3,542,801
425,000	5.50%, 03/26/2036(2)	416,512
1,110,000	6.13%, 05/22/2028(2)	1,139,170
3,510,000	6.25%, 09/22/2032(1)	3,671,548
390,000	6.75%, 09/25/2052(1)	421,870
1,564,000	6.75%, 09/25/2052(2)	1,691,808
2,974,000	7.63%, 03/29/2041	3,424,478
	Magyar Export-Import Bank Zrt
EUR 670,000	6.00%, 05/16/2029(2)	768,469
$ 635,000	6.13%, 12/04/2027(1)	639,710
		30,084,769
	Ivory Coast - 0.0%
	Ivory Coast Government International Bonds
EUR 645,000	4.88%, 01/30/2032(2)	590,764
$ 840,000	8.25%, 01/30/2037(1)	812,934
1,550,000	8.25%, 01/30/2037(2)	1,500,056
		2,903,754
	Jordan - 0.1%
	Jordan Government International Bonds
3,710,000	5.75%, 01/31/2027(2)	3,575,512
1,105,000	5.85%, 07/07/2030(2)	1,011,075
1,650,000	7.50%, 01/13/2029(2)	1,636,731
2,582,000	7.75%, 01/15/2028(2)	2,589,294
		8,812,612
	Mexico - 0.3%
	Mexico Bonos
MXN 35,809,100	7.75%, 05/29/2031	1,730,949
75,538,200	7.75%, 11/23/2034	3,523,832
24,339,760	Mexico Cetes 0.00%, 06/11/2026(11)	1,070,760
	Mexico Government International Bonds
$ 1,070,000	3.77%, 05/24/2061	671,949
4,075,000	4.40%, 02/12/2052	3,017,740
6,585,000	4.50%, 01/31/2050	5,035,941
542,000	4.60%, 01/23/2046	425,716
370,000	4.60%, 02/10/2048	287,680
6,250,000	5.00%, 04/27/2051	5,081,832
4,505,000	6.00%, 05/07/2036	4,479,007
4,943,000	6.34%, 05/04/2053	4,736,285
6,882,000	6.35%, 02/09/2035	7,058,477
4,362,000	6.40%, 05/07/2054	4,219,767
		41,339,935
	Mongolia - 0.0%
	Mongolia Government International Bonds
1,780,000	3.50%, 07/07/2027(2)	1,610,974
1,935,000	8.65%, 01/19/2028(2)	2,029,389
		3,640,363
	Morocco - 0.0%
EUR 780,000	Morocco Government International Bonds 1.38%, 03/30/2026(2)	804,235

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Nigeria - 0.0%
$ 2,425,000	Nigeria Government International Bonds 7.14%, 02/23/2030(2)	$ 2,130,035
	North Macedonia - 0.0%
	North Macedonia Government International Bonds
EUR 1,280,000	3.68%, 06/03/2026(1)	1,347,276
990,000	3.68%, 06/03/2026(2)	1,042,034
400,000	6.96%, 03/13/2027(1)	449,558
1,255,000	6.96%, 03/13/2027(2)	1,410,489
		4,249,357
	Oman - 0.1%
	Oman Government International Bonds
$ 1,025,000	6.75%, 01/17/2048(2)	1,064,852
4,880,000	7.00%, 01/25/2051(2)	5,234,620
1,345,000	7.38%, 10/28/2032(2)	1,504,958
		7,804,430
	Panama - 0.0%
	Panama Government International Bonds
690,000	2.25%, 09/29/2032	508,743
3,464,000	4.30%, 04/29/2053	2,287,053
3,085,000	4.50%, 04/01/2056	2,054,581
		4,850,377
	Peru - 0.1%
	Peru Government Bonds
PEN 6,730,000	6.15%, 08/12/2032	1,748,499
4,746,000	7.60%, 08/12/2039(2)	1,296,853
	Peru Government International Bonds
$ 2,615,000	2.78%, 01/23/2031	2,263,997
1,731,000	3.00%, 01/15/2034	1,429,157
		6,738,506
	Poland - 0.0%
801,000	Bank Gospodarstwa Krajowego 6.25%, 07/09/2054(1)	837,686
2,835,000	Republic of Poland Government International Bonds 5.50%, 04/04/2053	2,801,836
		3,639,522
	Romania - 0.2%
	Romania Government International Bonds
EUR 719,000	1.38%, 12/02/2029(2)	657,091
$ 230,000	3.00%, 02/14/2031(2)	195,362
EUR 688,000	3.50%, 04/03/2034(2)	636,675
1,495,000	5.63%, 02/22/2036(1)	1,594,480
850,000	5.63%, 02/22/2036(2)	906,561
1,690,000	5.63%, 05/30/2037(1)	1,788,417
$ 10,332,000	5.88%, 01/30/2029(1)	10,419,822
2,000	6.00%, 05/25/2034(1)	1,992
1,716,000	6.00%, 05/25/2034(2)	1,708,964
3,572,000	6.38%, 01/30/2034(1)	3,643,319
EUR 1,945,000	6.63%, 09/27/2029(2)	2,280,236
$ 212,000	7.13%, 01/17/2033(2)	227,052
846,000	7.63%, 01/17/2053(1)	934,875
1,360,000	7.63%, 01/17/2053(2)	1,502,872
		26,497,718
	Saudi Arabia - 0.3%
	KSA Sukuk Ltd.
2,761,000	5.25%, 06/04/2030(1)	2,804,707
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Saudi Arabia - 0.3% - (continued)
$ 2,761,000	5.25%, 06/04/2034(1)	$ 2,799,753
	Saudi Government International Bonds
7,216,000	3.25%, 11/17/2051(2)	4,797,327
1,710,000	3.75%, 01/21/2055(2)	1,223,853
405,000	3.75%, 01/21/2055(2)	289,860
2,915,000	5.00%, 01/16/2034(1)	2,906,882
9,225,000	5.00%, 01/18/2053(1)	8,217,907
1,145,000	5.50%, 10/25/2032(2)	1,183,766
2,334,000	5.75%, 01/16/2054(1)	2,285,665
4,170,000	5.75%, 01/16/2054(2)	4,083,643
		30,593,363
	Senegal - 0.0%
EUR 1,912,000	Senegal Government International Bonds 4.75%, 03/13/2028(2)	1,924,413
	Serbia - 0.0%
	Serbia International Bonds
1,285,000	2.05%, 09/23/2036(2)	993,579
$ 569,000	6.50%, 09/26/2033(2)	588,255
		1,581,834
	South Africa - 0.1%
	Republic of South Africa Government Bonds
ZAR 12,805,000	8.50%, 01/31/2037	572,806
14,946,015	11.63%, 03/31/2053	829,099
	Republic of South Africa Government International Bonds
$ 6,252,000	5.75%, 09/30/2049	4,817,166
1,725,000	7.30%, 04/20/2052	1,595,625
		7,814,696
	Sri Lanka - 0.0%
	Sri Lanka Government International Bonds
200,000	5.75%, 04/18/2023(2)(7)	110,487
1,950,000	6.20%, 05/11/2027(2)(7)	1,081,088
550,000	7.55%, 03/28/2030(2)(7)	306,137
514,000	7.85%, 03/14/2029(2)(7)	289,137
		1,786,849
	Turkey - 0.3%
2,885,000	Hazine Mustesarligi Varlik Kiralama AS 8.51%, 01/14/2029(1)	3,076,131
	Turkiye Government International Bonds
498,000	4.25%, 04/14/2026	484,024
6,495,000	4.88%, 10/09/2026	6,335,171
625,000	4.88%, 04/16/2043	447,950
3,140,000	5.13%, 02/17/2028	3,018,743
3,090,000	5.25%, 03/13/2030	2,877,563
EUR 505,000	5.88%, 05/21/2030	552,253
$ 5,089,000	5.88%, 06/26/2031	4,764,576
2,785,000	7.13%, 07/17/2032	2,780,076
4,265,000	7.63%, 05/15/2034	4,377,276
3,454,000	9.38%, 03/14/2029	3,807,862
2,418,000	9.88%, 01/15/2028	2,677,633
		35,199,258
	Ukraine - 0.1%
	Ukraine Government International Bonds
1,120,000	6.88%, 05/21/2031(1)(7)	342,720
5,725,000	6.88%, 05/21/2031(2)(7)	1,751,850
2,474,000	7.25%, 03/15/2035(1)(7)	757,044

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Ukraine - 0.1% - (continued)
$ 2,355,000	7.25%, 03/15/2035(2)(7)	$ 720,630
6,260,000	7.38%, 09/25/2034(2)(7)	1,921,820
		5,494,064
	United Arab Emirates - 0.1%
2,095,000	Abu Dhabi Government International Bonds 5.50%, 04/30/2054(1)	2,146,340
3,390,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(2)	2,512,031
	Finance Department Government of Sharjah
EUR 495,000	4.63%, 01/17/2031(1)	535,108
$ 455,000	6.13%, 03/06/2036(1)	456,260
		5,649,739
	Uruguay - 0.0%
UYU 85,041,000	Uruguay Government International Bonds 9.75%, 07/20/2033	2,118,639
	Venezuela - 0.1%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(2)(7)	135,507
3,170,000	7.00%, 03/31/2038(2)(7)	443,991
23,634,000	7.65%, 04/21/2025(2)(7)	3,512,244
4,765,000	7.75%, 10/13/2019(2)(7)	661,011
11,937,200	9.00%, 05/07/2023(2)(7)	1,821,208
		6,573,961
	Total Foreign Government Obligations (cost $436,047,891)	$ 428,858,176
MUNICIPAL BONDS - 0.2%
	Airport - 0.0%
1,510,000	Port Auth of New York & New Jersey, NY, Rev 4.46%, 10/01/2062	$ 1,357,238
	General - 0.0%
4,130,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	3,973,193
	General Obligation - 0.1%
14,023,530	State of Illinois, IL, GO 5.10%, 06/01/2033	13,965,919
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	8,820,939
	Total Municipal Bonds (cost $31,245,368)	$ 28,117,289
SENIOR FLOATING RATE INTERESTS - 0.1%(12)
	Construction Materials - 0.0%
2,770,755	CP Atlas Buyer, Inc. 9.19%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$ 2,651,252
	Healthcare - Products - 0.0%
845,685	Bausch & Lomb Corp. 8.70%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	829,516
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(12) - (continued)
	Insurance - 0.0%
$ 1,846,739	HUB International Ltd. 8.53%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	$ 1,848,586
	IT Services - 0.1%
1,425,000	Fortress Intermediate 3, Inc. 9.10%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	1,425,000
3,615,600	McAfee LLC 8.59%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	3,607,682
		5,032,682
	Packaging & Containers - 0.0%
2,352,000	Clydesdale Acquisition Holdings, Inc. 9.02%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	2,352,588
	Software - 0.0%
1,953,903	Dun & Bradstreet Corp. 8.10%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	1,957,576
	Total Senior Floating Rate Interests (cost $14,755,516)	$ 14,672,200
U.S. GOVERNMENT SECURITIES - 2.2%
	U.S. Treasury Securities - 2.2%
	U.S. Treasury Bonds - 1.2%
6,000,000	2.25%, 05/15/2041	$ 4,472,344
5,745,000	2.25%, 08/15/2046	3,943,853
45,100,000	2.38%, 02/15/2042	33,803,859
5,215,000	2.50%, 02/15/2046	3,782,708
4,075,000	2.75%, 11/15/2042	3,208,426
15,515,000	2.88%, 05/15/2049	11,781,097
16,520,000	3.25%, 05/15/2042	14,111,048
4,355,000	3.88%, 02/15/2043	4,041,644
36,510,000	3.88%, 05/15/2043(13)	33,821,666
8,600,000	4.00%, 11/15/2042	8,140,438
7,310,000	4.38%, 11/15/2039	7,412,226
4,500,000	4.38%, 08/15/2043	4,458,516
1,355,000	4.63%, 05/15/2054	1,412,799
4,075,000	4.75%, 11/15/2043	4,238,000
7,960,000	5.25%, 02/15/2029	8,388,783
		147,017,407
	U.S. Treasury Notes - 1.0%
16,000,000	0.25%, 06/30/2025(14)	15,354,875
29,435,000	3.25%, 06/30/2029	28,427,771
21,120,000	3.63%, 03/31/2030	20,691,825
4,160,000	3.75%, 12/31/2030	4,095,000
17,750,000	4.00%, 01/31/2029	17,734,053
5,735,000	4.00%, 07/31/2029	5,735,448
10,000,000	4.38%, 10/31/2024	9,975,625
22,155,000	4.38%, 05/15/2034	22,632,717
265,000	4.50%, 05/31/2029	270,755
		124,918,069
	Total U.S. Government Securities (cost $279,935,046)	$ 271,935,476
COMMON STOCKS - 42.6%
	Banks - 3.8%
1,602,675	Bank of America Corp.	$ 64,603,829
899,926	JP Morgan Chase & Co.	191,504,253
377,441	M&T Bank Corp.	64,984,017

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 42.6% - (continued)
	Banks - 3.8% - (continued)
152,386	PNC Financial Services Group, Inc.	$ 27,597,105
2,904,419	Regions Financial Corp.	64,971,853
600,187	Royal Bank of Canada	67,067,577
		480,728,634
	Capital Goods - 4.2%
76,474	Deere & Co.	28,446,798
652,721	Emerson Electric Co.	76,440,156
332,918	General Dynamics Corp.	99,445,936
270,092	Honeywell International, Inc.	55,301,337
890,554	Johnson Controls International PLC	63,710,233
375,929	L3Harris Technologies, Inc.	85,294,531
764,962	PACCAR, Inc.	75,471,151
213,852	Siemens AG	39,155,656
		523,265,798
	Consumer Discretionary Distribution & Retail - 0.9%
1,424,701	LKQ Corp.	59,125,092
193,673	Tractor Supply Co.	50,997,974
		110,123,066
	Consumer Services - 0.6%
364,683	Darden Restaurants, Inc.	53,349,476
347,288	Starbucks Corp.	27,071,100
		80,420,576
	Energy - 4.1%
1,018,450	ConocoPhillips	113,251,640
2,968,659	Coterra Energy, Inc.	76,591,402
980,445	EOG Resources, Inc.	124,320,426
2,435,956	EQT Corp.	84,064,842
422,533	Phillips 66	61,470,101
403,080	Targa Resources Corp.	54,528,662
		514,227,073
	Equity Real Estate Investment Trusts (REITs) - 2.6%
990,028	Crown Castle, Inc. REIT	108,982,282
2,136,010	Gaming & Leisure Properties, Inc. REIT	107,227,702
2,297,175	Host Hotels & Resorts, Inc. REIT	40,223,534
2,314,734	Weyerhaeuser Co. REIT	73,515,952
		329,949,470
	Financial Services - 1.8%
537,681	Ares Management Corp. Class A	82,372,729
884,831	Morgan Stanley	91,323,408
1,108,172	TPG, Inc.	56,505,690
		230,201,827
	Food, Beverage & Tobacco - 2.6%
1,129,180	Archer-Daniels-Midland Co.	70,020,452
2,499,493	Keurig Dr. Pepper, Inc.	85,682,620
524,310	Pernod Ricard SA	70,156,415
919,107	Philip Morris International, Inc.	105,844,362
		331,703,849
	Health Care Equipment & Services - 1.6%
348,169	Medtronic PLC	27,964,934
303,270	UnitedHealth Group, Inc.	174,732,043
		202,696,977
	Household & Personal Products - 1.5%
4,162,682	Kenvue, Inc.	76,967,990
1,719,260	Unilever PLC ADR	105,562,564
		182,530,554
	Insurance - 1.8%
181,436	Allstate Corp.	31,047,328
Shares or Principal Amount		Market Value†
COMMON STOCKS - 42.6% - (continued)
	Insurance - 1.8% - (continued)
1,151,223	American International Group, Inc.	$ 91,211,398
1,324,937	MetLife, Inc.	101,821,409
		224,080,135
	Materials - 2.2%
2,806,385	Barrick Gold Corp.	51,946,186
332,203	Celanese Corp.	46,890,453
404,371	LyondellBasell Industries NV Class A	40,218,740
439,955	PPG Industries, Inc.	55,865,486
1,314,213	Rio Tinto PLC ADR	85,634,119
		280,554,984
	Media & Entertainment - 0.3%
385,856	Omnicom Group, Inc.	37,829,322
	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
1,028,433	AstraZeneca PLC ADR	81,400,472
1,419,626	Gilead Sciences, Inc.	107,976,754
971,890	Johnson & Johnson	153,412,836
954,126	Merck & Co., Inc.	107,940,274
5,996,416	Pfizer, Inc.	183,130,545
279,658	Roche Holding AG	90,541,902
		724,402,783
	Semiconductors & Semiconductor Equipment - 1.3%
294,250	Broadcom, Inc.	47,280,090
324,590	NXP Semiconductors NV	85,419,105
180,059	QUALCOMM, Inc.	32,581,676
		165,280,871
	Software & Services - 0.5%
649,477	Amdocs Ltd.	56,809,753
	Technology Hardware & Equipment - 2.1%
2,434,709	Cisco Systems, Inc.	117,961,651
1,707,951	Corning, Inc.	68,335,119
475,020	TE Connectivity Ltd.	73,309,837
		259,606,607
	Telecommunication Services - 0.5%
313,060	T-Mobile U.S., Inc.	57,064,577
	Transportation - 1.0%
403,327	Canadian National Railway Co.	46,690,874
615,811	United Parcel Service, Inc. Class B	80,283,280
		126,974,154
	Utilities - 3.4%
618,971	American Electric Power Co., Inc.	60,733,434
1,090,723	Dominion Energy, Inc.	58,310,052
255,100	Eversource Energy	16,558,541
2,548,957	Exelon Corp.	94,821,200
2,891,608	PPL Corp.	85,938,590
1,297,212	Sempra	103,854,793
		420,216,610
	Total Common Stocks (cost $4,254,710,146)	$ 5,338,667,620
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
770,000	Bank of America Corp. Series PP, 4.13%(15)	$ 13,975,500
	Total Preferred Stocks (cost $19,250,000)	$ 13,975,500
	Total Long-Term Investments (cost $11,261,225,629)	$ 12,130,500,416

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.5%
$ 55,943,978	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $55,952,276; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $57,063,047		$ 55,943,978
	Securities Lending Collateral - 0.4%
8,388,346	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(16)		8,388,346
27,961,153	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(16)		27,961,153
8,388,346	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(16)		8,388,346
8,388,346	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(16)		8,388,346
			53,126,191
	U.S. Treasury Securities - 0.3%
	U.S. Treasury Bills - 0.3%
20,000,000	5.16%, 08/29/2024(17)		19,918,380
9,190,000	5.17%, 08/29/2024(17)		9,152,435
11,540,000	5.17%, 08/29/2024(17)		11,492,789
			40,563,604
	Total Short-Term Investments (cost $149,633,773)		$ 149,633,773
	Total Investments (cost $11,410,859,402)	97.9%	$ 12,280,134,189
	Other Assets and Liabilities	2.1%	258,281,353
	Net Assets	100.0%	$ 12,538,415,542
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $1,766,606,555, representing 14.1% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $314,540,029, representing 2.5% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Represents entire or partial securities on loan.
(6)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Security is a zero-coupon bond.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $5,104,283.
(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2024, the market value of securities pledged was $2,159,279.
(15)	Perpetual security with no stated maturity date.
(16)	Current yield as of period end.
(17)	The rate shown represents current yield to maturity.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	644	09/30/2024	$ 132,256,469	$ 1,040,359
U.S. Treasury 10-Year Note Future	532	09/19/2024	59,484,250	376,479
U.S. Treasury Ultra Bond Future	861	09/19/2024	110,181,094	2,476,422
Total				$ 3,893,260
Short position contracts:
Euro BUXL 30-Year Bond Future	(5)	09/06/2024	$ (729,112)	$ (35,938)
Euro-BOBL Future	(193)	09/06/2024	(24,544,811)	(392,112)
Euro-BUND Future	(122)	09/06/2024	(17,656,972)	(436,445)
Euro-Schatz Future	(88)	09/06/2024	(10,102,370)	(71,190)
U.S. Treasury 5-Year Note Future	(965)	09/30/2024	(104,114,453)	(621,465)
U.S. Treasury 10-Year Ultra Future	(733)	09/19/2024	(84,718,766)	(2,227,466)
U.S. Treasury Long Bond Future	(70)	09/19/2024	(8,454,688)	(78,000)
Total				$ (3,862,616)
Total futures contracts				$ 30,644

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.HY.S41	USD	2,994,000	(1.00%)	06/20/2029	Quarterly	$ 204,844	$ —	$ 220,120	$ 15,276
CDX.EM.S41	USD	53,406,000	(1.00%)	06/20/2029	Quarterly	1,468,653	—	1,466,107	(2,546)
iTraxx-Asia ex-Japan.IG.S41	USD	4,004,000	(1.00%)	06/20/2029	Quarterly	7,468	—	(12,359)	(19,827)
Total						$ 1,680,965	$ —	$ 1,673,868	$ (7,097)
Credit default swaps on single-name issues:
Buy protection:
Kingdom of Saudi Arabia	USD	785,000	(1.00%)	12/20/2028	Quarterly	$ —	$ (11,690)	$ (15,656)	$ (3,966)
Sell protection:
Republic of Turkey (B+)	USD	1,195,000	1.00%	06/20/2028	Quarterly	$ —	$ (151,608)	$ (50,581)	$ 101,027
Total						$ —	$ (163,298)	$ (66,237)	$ 97,061
Total centrally cleared credit default swap contracts						$ 1,680,965	$ (163,298)	$ 1,607,631	$ 89,964

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
13,058,000	BRL	2,298,843	USD	GSC	09/04/2024	$ 1,496
1,175,000	BRL	207,418	USD	JPM	09/04/2024	(426)
19,590,000	EGP	402,259	USD	GSC	08/15/2024	(557)
19,590,000	EGP	404,668	USD	JPM	08/19/2024	(3,759)
5,276,000	EUR	5,714,123	USD	JPM	09/18/2024	9,007
1,529,000	EUR	1,653,450	USD	MSC	09/18/2024	5,129
128,000	EUR	138,321	USD	SSG	09/18/2024	526
283,000	EUR	308,034	USD	TDB	09/18/2024	(1,050)
190,700,000	HUF	529,574	USD	BNP	09/18/2024	(6,589)
69,790,000	INR	833,044	USD	CBK	09/18/2024	(791)
487,900,000	KZT	1,060,115	USD	GSC	09/18/2024	(44,937)
5,940,000	MXN	321,568	USD	JPM	09/18/2024	(5,174)
3,295,000	PLN	808,163	USD	DEUT	09/18/2024	22,656
25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,415,000	TRY	403,356	USD	UBS	09/18/2024	$ 8,552
13,348,000	TRY	373,526	USD	BCLY	09/18/2024	7,892
12,813,000	TRY	359,764	USD	MSC	09/18/2024	6,367
12,814,000	TRY	360,501	USD	GSC	09/18/2024	5,659
2,742,416	USD	14,233,000	BRL	GSC	09/04/2024	235,086
629,593	USD	2,527,136,000	COP	BCLY	09/18/2024	10,108
792,512	USD	3,334,100,000	COP	BNP	09/18/2024	(24,786)
1,064,853	USD	4,501,133,000	COP	UBS	09/18/2024	(38,524)
2,599,162	USD	10,924,863,000	COP	CBK	09/18/2024	(78,883)
1,578,498	USD	36,440,000	CZK	DEUT	09/18/2024	24,623
23,336,212	USD	21,476,000	EUR	DEUT	08/30/2024	59,194
1,001,297	USD	917,000	EUR	SSG	09/18/2024	6,584
1,015,414	USD	933,000	EUR	BCLY	09/18/2024	3,344
1,732,825	USD	1,595,000	EUR	MSC	09/18/2024	2,653
1,535,325	USD	1,415,000	EUR	RBC	09/18/2024	406
1,777,835	USD	1,639,000	EUR	JPM	09/18/2024	(67)
417,042	USD	385,000	EUR	UBS	09/18/2024	(586)
516,428	USD	479,000	EUR	CIB	09/18/2024	(3,167)
1,378,946	USD	1,277,000	EUR	CBK	09/18/2024	(6,278)
60,132,130	USD	55,953,000	EUR	DEUT	09/18/2024	(562,788)
7,939,855	USD	6,169,000	GBP	BCLY	08/30/2024	6,821
1,699,742	USD	611,528,000	HUF	BNP	09/18/2024	22,657
1,401,458	USD	509,400,000	HUF	CBK	09/18/2024	4,454
616,974	USD	230,119,000	HUF	MSC	09/18/2024	(14,115)
1,135,300	USD	95,070,000	INR	BOA	09/18/2024	1,581
286,285	USD	5,330,000	MXN	CBK	09/18/2024	2,383
7,762,954	USD	146,170,000	MXN	MSC	09/18/2024	(22,793)
154,856	USD	590,000	PEN	BOA	09/18/2024	(2,949)
1,104,713	USD	4,163,000	PEN	BCLY	09/18/2024	(8,749)
695,191	USD	2,648,000	PEN	CBK	09/18/2024	(13,058)
986,704	USD	3,743,000	PEN	DEUT	09/18/2024	(14,423)
830,911	USD	3,295,000	PLN	JPM	09/18/2024	93
899,649	USD	1,214,000	SGD	MSC	09/18/2024	(10,766)
787,025	USD	27,490,000	TRY	MSC	09/18/2024	1,500
248,976	USD	8,815,000	TRY	GSC	09/18/2024	(2,912)
477,929	USD	17,085,000	TRY	BCLY	09/18/2024	(10,274)
62,474	USD	2,449,000	UYU	GSC	08/15/2024	1,690
747,472	USD	30,310,000	UYU	GSC	09/18/2024	(2,682)
739,629	USD	30,310,000	UYU	DEUT	12/18/2024	(4,266)
847,590	USD	15,527,000	ZAR	MSC	09/18/2024	(1,691)
553,884	USD	10,251,000	ZAR	SSG	09/18/2024	(6,816)
Total foreign currency contracts						$ (443,395)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
26

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 17,119,697	$ —	$ 17,119,697	$ —
Corporate Bonds	6,017,154,458	—	6,017,154,458	—
Foreign Government Obligations	428,858,176	—	428,858,176	—
Municipal Bonds	28,117,289	—	28,117,289	—
Senior Floating Rate Interests	14,672,200	—	14,672,200	—
U.S. Government Securities	271,935,476	—	271,935,476	—
Common Stocks
Banks	480,728,634	480,728,634	—	—
Capital Goods	523,265,798	484,110,142	39,155,656	—
Consumer Discretionary Distribution & Retail	110,123,066	110,123,066	—	—
Consumer Services	80,420,576	80,420,576	—	—
Energy	514,227,073	514,227,073	—	—
Equity Real Estate Investment Trusts (REITs)	329,949,470	329,949,470	—	—
Financial Services	230,201,827	230,201,827	—	—
Food, Beverage & Tobacco	331,703,849	261,547,434	70,156,415	—
Health Care Equipment & Services	202,696,977	202,696,977	—	—
Household & Personal Products	182,530,554	182,530,554	—	—
Insurance	224,080,135	224,080,135	—	—
Materials	280,554,984	280,554,984	—	—
Media & Entertainment	37,829,322	37,829,322	—	—
Pharmaceuticals, Biotechnology & Life Sciences	724,402,783	633,860,881	90,541,902	—
Semiconductors & Semiconductor Equipment	165,280,871	165,280,871	—	—
Software & Services	56,809,753	56,809,753	—	—
Technology Hardware & Equipment	259,606,607	259,606,607	—	—
Telecommunication Services	57,064,577	57,064,577	—	—
Transportation	126,974,154	126,974,154	—	—
Utilities	420,216,610	420,216,610	—	—
Preferred Stocks	13,975,500	13,975,500	—	—
Short-Term Investments	149,633,773	53,126,191	96,507,582	—
Foreign Currency Contracts(2)	450,461	—	450,461	—
Futures Contracts(2)	3,893,260	3,893,260	—	—
Swaps - Credit Default(2)	116,303	—	116,303	—
Total	$ 12,284,594,213	$ 5,209,808,598	$ 7,074,785,615	$ —
Liabilities
Foreign Currency Contracts(2)	$ (893,856)	$ —	$ (893,856)	$ —
Futures Contracts(2)	(3,862,616)	(3,862,616)	—	—
Swaps - Credit Default(2)	(26,339)	—	(26,339)	—
Total	$ (4,782,811)	$ (3,862,616)	$ (920,195)	$ —

(1)	For the period ended July 31, 2024, investments valued at $33,750 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
27

Hartford AARP Balanced Retirement Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
	Asset-Backed - Automobile - 0.9%
$ 64,256	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 64,199
120,000	Bank of America Auto Trust 5.74%, 06/15/2028(1)	121,482
95,000	Chase Auto Owner Trust 5.05%, 10/25/2029(1)	95,939
	Citizens Auto Receivables Trust
65,000	5.26%, 04/15/2031(1)	65,827
55,000	5.83%, 02/15/2028(1)	55,608
30,000	GM Financial Automobile Leasing Trust 5.44%, 08/20/2027	30,171
60,000	GM Financial Consumer Automobile Receivables Trust 5.04%, 09/17/2029	60,677
30,000	GM Financial Revolving Receivables Trust 5.23%, 12/11/2036(1)	30,312
45,000	Toyota Lease Owner Trust 5.26%, 06/20/2028(1)	45,284
		569,499
	Asset-Backed - Finance & Insurance - 0.3%
190,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	177,025
	Commercial Mortgage-Backed Securities - 0.1%
65,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	65,899
	Other Asset-Backed Securities - 1.3%
	Aligned Data Centers Issuer LLC
60,000	6.35%, 10/15/2047(1)	60,513
30,000	6.50%, 11/16/2048(1)	30,478
120,000	CCG Receivables Trust 6.28%, 04/14/2032(1)	121,399
75,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	75,146
85,000	DLLAD LLC 4.79%, 01/20/2028(1)	84,722
	Hotwire Funding LLC
40,000	2.31%, 11/20/2051(1)	37,271
60,000	5.69%, 05/20/2053(1)	60,739
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	93,913
30,000	1.89%, 08/25/2045(1)	28,728
40,000	5.90%, 07/25/2048(1)	40,399
25,000	Summit Issuer LLC 5.60%, 02/20/2053(1)	24,970
130,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	124,202
		782,480
	Total Asset & Commercial Mortgage-Backed Securities (cost $1,608,813)	$ 1,594,903
CORPORATE BONDS - 21.5%
	Aerospace/Defense - 0.4%
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	$ 124,435
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	91,427
25,000	RTX Corp. 4.45%, 11/16/2038	22,756
		238,618
	Agriculture - 0.2%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	9,224
35,000	3.88%, 09/16/2046	26,119
90,000	4.80%, 02/14/2029	89,625
		124,968
	Auto Manufacturers - 0.2%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,047
120,000	6.75%, 04/01/2046	127,756
		132,803
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Auto Parts & Equipment - 0.2%
$ 112,000	Clarios Global LP/Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	$ 111,877
	Biotechnology - 0.2%
	Amgen, Inc.
38,000	5.15%, 11/15/2041	36,349
60,000	5.25%, 03/02/2030	61,389
35,000	Illumina, Inc. 5.75%, 12/13/2027	35,820
5,000	Royalty Pharma PLC 1.75%, 09/02/2027	4,548
		138,106
	Chemicals - 0.2%
10,000	Avient Corp. 7.13%, 08/01/2030(1)	10,263
45,000	Celanese U.S. Holdings LLC 6.35%, 11/15/2028	46,899
5,000	Dow Chemical Co. 4.80%, 05/15/2049	4,343
85,000	Sherwin-Williams Co. 4.50%, 06/01/2047	73,672
		135,177
	Commercial Banks - 1.6%
250,000	Bank of America Corp. 6.11%, 01/29/2037	268,502
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter)(2)	57,471
15,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(2)	15,194
30,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(2)	31,110
260,000	JP Morgan Chase & Co. 4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(2)	251,848
80,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(2)	85,759
70,000	PNC Financial Services Group, Inc. 4.63%, 06/06/2033, (4.63% fixed rate until 06/06/2032; 6 mo. USD SOFR + 1.85% thereafter)(2)	66,645
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	17,453
180,000	4.90%, 11/17/2045	161,559
		955,541
	Commercial Services - 0.7%
90,000	Block, Inc. 6.50%, 05/15/2032(1)	91,494
5,000	Equifax, Inc. 3.10%, 05/15/2030	4,552
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	11,596
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	13,703
125,000	Service Corp. International 4.63%, 12/15/2027	121,507
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	117,376
5,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	5,215
60,000	Williams Scotsman, Inc. 7.38%, 10/01/2031(1)	62,387
		427,830
	Construction Materials - 0.4%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	51,767
10,000	Carrier Global Corp. 2.70%, 02/15/2031	8,800
120,000	Eagle Materials, Inc. 2.50%, 07/01/2031	102,954
65,000	Owens Corning 3.50%, 02/15/2030(1)	60,126
		223,647

28

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Distribution/Wholesale - 0.2%
$ 125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	$ 117,973
30,000	LKQ Corp. 5.75%, 06/15/2028	30,619
		148,592
	Diversified Financial Services - 0.9%
100,000	Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 04/15/2050	70,194
60,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	60,432
100,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	105,833
85,000	goeasy Ltd. 9.25%, 12/01/2028(1)	91,008
35,000	Intercontinental Exchange, Inc. 3.63%, 09/01/2028(1)	33,351
90,000	Macquarie Airfinance Holdings Ltd. 6.40%, 03/26/2029(1)	92,389
100,000	OneMain Finance Corp. 7.88%, 03/15/2030	104,251
		557,458
	Electric - 1.6%
135,000	Ameren Corp. 3.50%, 01/15/2031	124,204
39,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	37,625
120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	115,151
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(3)	9,696
115,000	Exelon Corp. 5.10%, 06/15/2045	106,932
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,270
45,000	Florida Power & Light Co. 5.10%, 04/01/2033	45,706
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	17,990
75,000	New England Power Co. 2.81%, 10/06/2050(1)	46,589
120,000	NextEra Energy Operating Partners LP 4.50%, 09/15/2027(1)	114,876
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	26,809
100,000	Pacific Gas & Electric Co. 5.90%, 06/15/2032	102,412
5,000	Sempra 4.00%, 02/01/2048	3,904
125,000	Southern California Edison Co. 5.95%, 11/01/2032	131,916
125,000	Southern Co. 4.40%, 07/01/2046	107,094
		995,174
	Electrical Components & Equipment - 0.2%
120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	122,918
	Electronics - 0.4%
100,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	94,052
150,000	Jabil, Inc. 3.60%, 01/15/2030	138,165
		232,217
	Energy-Alternate Sources - 0.1%
70,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	64,952
	Entertainment - 0.1%
60,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(1)	60,732
	Environmental Control - 0.0%
15,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	15,171
	Food - 0.5%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	96,909
75,000	Kellanova 4.50%, 04/01/2046	64,288
25,000	Kraft Heinz Foods Co. 3.88%, 05/15/2027	24,466
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	111,762
		297,425
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Gas - 0.3%
$ 85,000	NiSource, Inc. 5.65%, 02/01/2045	$ 84,134
80,000	Sempra Infrastructure Partners LP 3.25%, 01/15/2032(1)	67,400
		151,534
	Healthcare - Products - 0.4%
25,000	Boston Scientific Corp. 4.70%, 03/01/2049	22,658
	Revvity, Inc.
50,000	2.55%, 03/15/2031	42,555
45,000	3.30%, 09/15/2029	41,572
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	118,710
		225,495
	Healthcare - Services - 0.5%
100,000	Centene Corp. 2.45%, 07/15/2028	90,098
	HCA, Inc.
120,000	5.13%, 06/15/2039	113,826
115,000	5.88%, 02/01/2029	118,645
		322,569
	Home Builders - 0.2%
120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	120,481
	Insurance - 0.6%
100,000	Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/2027	94,991
58,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	53,129
60,000	HUB International Ltd. 7.25%, 06/15/2030(1)	61,877
45,000	Intact Financial Corp. 5.46%, 09/22/2032(1)(4)	45,341
100,000	Unum Group 5.75%, 08/15/2042	98,146
20,000	Willis North America, Inc. 2.95%, 09/15/2029	18,167
		371,651
	Internet - 0.4%
125,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/2027(1)	123,059
100,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	96,448
		219,507
	IT Services - 0.4%
20,000	Booz Allen Hamilton, Inc. 5.95%, 08/04/2033	20,829
75,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	76,901
125,000	Leidos, Inc. 4.38%, 05/15/2030	120,064
		217,794
	Lodging - 0.0%
5,000	Las Vegas Sands Corp. 6.00%, 08/15/2029	5,078
	Media - 0.8%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	111,783
110,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	103,638
6,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	4,930
140,000	Fox Corp. 3.50%, 04/08/2030	129,873
120,000	Paramount Global 5.85%, 09/01/2043	98,687
40,000	Videotron Ltd. 3.63%, 06/15/2029(1)	37,161
		486,072
	Oil & Gas - 1.3%
135,000	Apache Corp. 4.25%, 01/15/2030	127,627
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	10,649
91,000	Devon Energy Corp. 4.50%, 01/15/2030	88,972
160,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	149,942

29

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Oil & Gas - 1.3% - (continued)
	Hess Corp.
$ 135,000	5.60%, 02/15/2041	$ 136,764
5,000	7.30%, 08/15/2031	5,659
30,000	Ovintiv, Inc. 5.65%, 05/15/2028	30,569
75,000	Permian Resources Operating LLC 7.00%, 01/15/2032(1)	77,635
100,000	Sunoco LP 7.25%, 05/01/2032(1)	103,989
85,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	83,649
		815,455
	Packaging & Containers - 0.8%
50,000	Amcor Finance USA, Inc. 5.63%, 05/26/2033	51,360
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	123,711
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	114,596
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	63,694
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	119,001
		472,362
	Pharmaceuticals - 0.6%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	4,850
115,000	4.75%, 03/15/2045	106,804
125,000	Becton Dickinson & Co. 2.82%, 05/20/2030	112,414
50,000	CVS Health Corp. 3.75%, 04/01/2030	46,877
100,000	Zoetis, Inc. 4.70%, 02/01/2043	90,902
		361,847
	Pipelines - 2.1%
100,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63%, 02/01/2032(1)	102,026
115,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	115,437
125,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	120,792
	Energy Transfer LP
125,000	5.25%, 04/15/2029	126,479
10,000	5.30%, 04/01/2044	9,172
10,000	5.35%, 05/15/2045	9,194
	MPLX LP
20,000	4.00%, 03/15/2028	19,395
15,000	4.13%, 03/01/2027	14,706
90,000	4.80%, 02/15/2029	89,675
5,000	5.20%, 03/01/2047	4,576
5,000	5.20%, 12/01/2047	4,518
5,000	5.50%, 02/15/2049	4,717
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	4,891
110,000	4.35%, 03/15/2029	107,438
10,000	5.85%, 01/15/2026	10,093
125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	126,247
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	133,990
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	23,334
110,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	101,677
10,000	Western Midstream Operating LP 6.15%, 04/01/2033	10,391
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	140,659
		1,279,407
	Real Estate Investment Trusts - 1.7%
135,000	American Tower Corp. 3.80%, 08/15/2029	128,168
30,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	31,861
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Real Estate Investment Trusts - 1.7% - (continued)
$ 150,000	Brixmor Operating Partnership LP 4.05%, 07/01/2030	$ 141,995
140,000	Crown Castle, Inc. 3.30%, 07/01/2030	127,193
155,000	Equinix, Inc. 2.15%, 07/15/2030	132,890
140,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/2028	141,616
90,000	Host Hotels & Resorts LP 5.70%, 07/01/2034	90,560
35,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 02/01/2030(1)	35,643
5,000	Realty Income Corp. 3.40%, 01/15/2028	4,772
50,000	VICI Properties LP 4.95%, 02/15/2030	48,974
125,000	VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/01/2029(1)	120,346
		1,004,018
	Retail - 1.2%
125,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	118,846
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	127,365
5,000	3.80%, 01/25/2050(1)	3,810
85,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	88,919
35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	33,432
45,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	47,191
	Lowe's Cos., Inc.
10,000	3.70%, 04/15/2046	7,548
100,000	4.38%, 09/15/2045	83,344
	McDonald's Corp.
7,000	3.70%, 02/15/2042	5,603
15,000	4.20%, 04/01/2050	12,234
65,000	4.45%, 09/01/2048	55,478
100,000	Starbucks Corp. 4.45%, 08/15/2049	83,655
35,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	33,734
		701,159
	Semiconductors - 0.5%
	Broadcom, Inc.
40,000	3.14%, 11/15/2035(1)	32,876
65,000	3.19%, 11/15/2036(1)	52,794
25,000	4.30%, 11/15/2032	23,774
100,000	Entegris Escrow Corp. 5.95%, 06/15/2030(1)(5)	99,712
	NXP BV/NXP Funding LLC/NXP USA, Inc.
5,000	3.15%, 05/01/2027	4,774
100,000	4.30%, 06/18/2029	97,431
		311,361
	Software - 0.4%
30,000	Oracle Corp. 2.95%, 04/01/2030	27,160
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	118,239
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	118,740
		264,139
	Telecommunications - 1.1%
	AT&T, Inc.
35,000	4.35%, 06/15/2045	29,638
10,000	4.50%, 03/09/2048	8,460
100,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030(3)	118,405
200,000	NBN Co. Ltd. 2.50%, 01/08/2032(1)	170,257
160,000	Nokia OYJ 6.63%, 05/15/2039	161,723
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	44,131
105,000	4.38%, 04/15/2040	92,731
3,000	4.50%, 04/15/2050	2,558

30

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Telecommunications - 1.1% - (continued)
	Verizon Communications, Inc.
$ 5,000	4.00%, 03/22/2050	$ 3,985
65,000	4.13%, 08/15/2046	53,922
5,000	Vodafone Group PLC 4.25%, 09/17/2050	4,013
		689,823
	Trucking & Leasing - 0.1%
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 07/01/2027(1)	44,274
	Total Corporate Bonds (cost $14,615,881)	$ 13,047,232
MUNICIPAL BONDS - 0.7%
	Airport - 0.0%
25,000	Chicago O'Hare International Airport, IL, Rev 3.01%, 01/01/2038	$ 20,378
	Development - 0.0%
15,000	New York City Industrial Dev Agency, NY, Rev, (AGM) 3.19%, 03/01/2040	11,562
	General - 0.5%
235,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.40%, 12/01/2032	213,494
80,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	65,298
40,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	43,280
		322,072
	Tobacco - 0.2%
100,000	Golden State Tobacco Securitization Corp., CA, Rev 2.25%, 06/01/2029	89,978
	Total Municipal Bonds (cost $500,736)	$ 443,990
U.S. GOVERNMENT AGENCIES - 8.2%
	Mortgage-Backed Agencies - 8.2%
	Federal Home Loan Mortgage Corp. - 4.1%
86,135	1.50%, 01/01/2036	$ 75,444
8,128	1.50%, 10/15/2042	7,172
956	1.70%, 10/15/2039	950
177,145	2.00%, 12/01/2035	159,395
155,000	2.11%, 01/25/2031	134,808
21,251	2.50%, 12/15/2042	19,243
332,246	2.50%, 09/01/2050	281,105
392,252	3.00%, 08/01/2051	344,775
268,320	3.50%, 10/01/2051	244,414
261,502	4.50%, 07/01/2052	251,363
266,463	4.50%, 09/01/2052	256,132
695,275	6.00%, 08/01/2053	704,270
		2,479,071
	Federal National Mortgage Association - 4.1%
9,418	1.50%, 08/25/2041	8,865
5,115	1.50%, 11/25/2042	4,534
3,231	1.70%, 06/25/2043	3,152
2,255	1.75%, 01/25/2040	2,203
400,000	2.00%, 11/25/2040	271,027
8,888	2.00%, 06/25/2043	8,331
558,062	2.00%, 07/01/2051	452,419
100,024	2.50%, 03/01/2036	92,112
19,138	2.50%, 09/25/2049	17,571
352,225	2.50%, 05/01/2051	298,933
162,293	2.50%, 06/01/2051	138,401
7,641	2.50%, 03/25/2053	7,118
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 8.2% - (continued)
	Mortgage-Backed Agencies - 8.2% - (continued)
	Federal National Mortgage Association - 4.1% - (continued)
$ 166,638	3.00%, 12/01/2051	$ 145,992
138,207	3.50%, 07/01/2051	126,729
17,662	3.50%, 04/25/2053	17,233
37,051	4.00%, 08/01/2049	35,228
310,810	4.00%, 05/01/2052	290,240
227,914	4.00%, 06/01/2052	213,194
345,818	6.00%, 09/01/2053	350,330
		2,483,612
	Total U.S. Government Agencies (cost $5,103,922)	$ 4,962,683
U.S. GOVERNMENT SECURITIES - 13.9%
	U.S. Treasury Securities - 13.9%
	U.S. Treasury Bonds - 4.1%
140,000	3.13%, 08/15/2044(6)	$ 114,899
840,000	3.63%, 02/15/2044(6)	746,878
1,550,000	4.63%, 05/15/2054	1,616,117
		2,477,894
	U.S. Treasury Notes - 9.8%
750,000	4.38%, 05/15/2034	766,172
3,000,000	4.50%, 05/15/2027	3,024,844
1,525,000	4.63%, 04/30/2029	1,564,971
550,000	4.88%, 05/31/2026	554,383
		5,910,370
	Total U.S. Government Securities (cost $8,766,595)	$ 8,388,264
COMMON STOCKS - 40.7%
	Banks - 0.3%
939	PNC Financial Services Group, Inc.	$ 170,053
	Capital Goods - 2.1%
6,311	Assa Abloy AB Class B	192,197
19,846	BAE Systems PLC	330,994
4,432	Keppel Ltd.	22,057
6,654	Kone OYJ Class B	339,784
773	Northrop Grumman Corp.	374,379
294	SHO-BOND Holdings Co. Ltd.	11,323
		1,270,734
	Commercial & Professional Services - 1.3%
1,189	Automatic Data Processing, Inc.	312,255
9,655	Experian PLC	455,523
		767,778
	Consumer Discretionary Distribution & Retail - 0.6%
3,461	TJX Cos., Inc.	391,162
	Consumer Durables & Apparel - 0.6%
295	Berkeley Group Holdings PLC	19,258
3,920	NIKE, Inc. Class B	293,451
1,357	Sekisui House Ltd.	34,002
9,382	Taylor Wimpey PLC	19,235
		365,946
	Consumer Services - 1.2%
461	Accor SA	17,741
7,378	Compass Group PLC	227,206
127	Hyatt Hotels Corp. Class A	18,711
87	Marriott International, Inc. Class A	19,775
1,678	McDonald's Corp.	445,341
		728,774

31

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 40.7% - (continued)
	Energy - 5.3%
1,752	Antero Resources Corp.*	$ 50,843
861	ARC Resources Ltd.	14,898
2,591	BP PLC	15,316
3,343	Cenovus Energy, Inc.	67,295
500	Cheniere Energy, Inc.	91,320
793	Chesapeake Energy Corp.	60,530
1,242	Chevron Corp.	199,304
1,048	ConocoPhillips	116,538
2,468	Coterra Energy, Inc.	63,674
435	Diamondback Energy, Inc.	88,005
1,128	Enbridge, Inc.	42,215
363	EOG Resources, Inc.	46,028
1,597	EQT Corp.	55,113
2,551	Equinor ASA	67,551
665	Equinor ASA ADR	17,662
4,885	Exxon Mobil Corp.	579,312
46	Hess Corp.	7,057
656	Marathon Petroleum Corp.	116,125
10,997	Petroleo Brasileiro SA	78,937
1,271	Phillips 66	184,905
1,598	Schlumberger NV	77,167
13,640	Shell PLC	497,367
68	Shell PLC ADR	4,979
959	Targa Resources Corp.	129,734
1,399	Tenaris SA	22,121
773	Tenaris SA ADR	24,612
4,830	TotalEnergies SE	325,862
105	TotalEnergies SE ADR	7,117
263	Valaris Ltd.*	20,669
3,564	Williams Cos., Inc.	153,038
		3,225,294
	Equity Real Estate Investment Trusts (REITs) - 3.3%
1,688	Acadia Realty Trust REIT	36,528
2,103	American Healthcare, Inc. REIT	33,522
991	American Homes 4 Rent Class A, REIT	35,765
1,038	American Tower Corp. REIT	228,775
415	AvalonBay Communities, Inc. REIT	85,042
1,149	Big Yellow Group PLC REIT	17,869
197	Boardwalk REIT	11,130
1,328	Brixmor Property Group, Inc. REIT	33,824
1,215	CareTrust, Inc. REIT	32,756
271	Centerspace REIT	18,924
5	Comforia Residential, Inc. REIT	10,373
395	CubeSmart REIT	18,794
732	Derwent London PLC REIT	21,625
292	Digital Realty Trust, Inc. REIT	43,651
182	EastGroup Properties, Inc. REIT	34,032
4,034	Empire State Realty Trust, Inc. Class A, REIT	43,446
150	Equinix, Inc. REIT	118,536
1,771	Essential Properties Realty Trust, Inc. REIT	52,404
235	Essex Property Trust, Inc. REIT	65,415
415	Extra Space Storage, Inc. REIT	66,242
1,821	Goodman Group REIT	42,040
84,217	Hammerson PLC REIT	31,202
1,069	Independence Realty Trust, Inc. REIT	19,937
72	Invincible Investment Corp. REIT	32,612
498	Iron Mountain, Inc. REIT	51,075
1,832	Klepierre SA REIT	52,458
187	Lamar Advertising Co. Class A, REIT	22,414
420	Lineage, Inc. REIT*	36,910
651	Phillips Edison & Co., Inc. REIT	22,850
1,162	Plymouth Industrial, Inc. REIT	27,795
938	Prologis, Inc. REIT	118,235
Shares or Principal Amount		Market Value†
COMMON STOCKS - 40.7% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 3.3% - (continued)
563	Public Storage REIT	$ 166,603
176	Ryman Hospitality Properties, Inc. REIT	17,690
21,469	Shaftesbury Capital PLC REIT	42,034
316	Simon Property Group, Inc. REIT	48,487
796	SL Green Realty Corp. REIT	53,045
13,688	Stockland REIT	41,343
750	Tanger, Inc. REIT	21,675
340	VICI Properties, Inc. REIT	10,628
999	Welltower, Inc. REIT	111,139
		1,978,825
	Financial Services - 1.2%
346	S&P Global, Inc.	167,717
2,057	Visa, Inc. Class A	546,483
		714,200
	Food, Beverage & Tobacco - 3.7%
1,594	Archer-Daniels-Midland Co.	98,844
1,162	Bunge Global SA	122,277
14	Chocoladefabriken Lindt & Spruengli AG	175,470
3,798	Coca-Cola Co.	253,479
12,621	Diageo PLC	392,702
4,737	Heineken NV	420,365
1,073	Ingredion, Inc.	133,449
3,763	Nestle SA	381,164
1,659	PepsiCo, Inc.	286,460
		2,264,210
	Health Care Equipment & Services - 3.1%
3,427	Abbott Laboratories	363,056
2,953	Brookdale Senior Living, Inc.*	22,827
2,030	Hoya Corp.	254,361
2,881	Medtronic PLC	231,402
1,403	Stryker Corp.	459,412
899	UnitedHealth Group, Inc.	517,968
		1,849,026
	Household & Personal Products - 1.2%
2,495	Procter & Gamble Co.	401,096
5,881	Reckitt Benckiser Group PLC	316,361
		717,457
	Insurance - 1.4%
37,161	AIA Group Ltd.	248,565
1,017	Chubb Ltd.	280,346
1,362	Marsh & McLennan Cos., Inc.	303,140
		832,051
	Materials - 3.9%
3,624	Anglo American Platinum Ltd.	140,667
3,574	ArcelorMittal SA	81,382
11,469	Barrick Gold Corp.	212,492
6,528	BlueScope Steel Ltd.	94,794
1,414	CF Industries Holdings, Inc.	108,015
26,811	Glencore PLC	148,770
986	Linde PLC	447,151
1,707	Louisiana-Pacific Corp.	167,559
4,156	Newmont Corp.	203,935
15,629	Norsk Hydro ASA	86,692
19,388	Northern Star Resources Ltd.	179,943
2,057	Nutrien Ltd.	105,498
278	POSCO Holdings, Inc.	71,891
1,476	Rio Tinto Ltd.	113,419
855	Steel Dynamics, Inc.	113,903
6,460	Vale SA	70,389
		2,346,500

32

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 40.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
3,202	AstraZeneca PLC ADR	$ 253,439
8,733	Chugai Pharmaceutical Co. Ltd.	381,130
1,966	Danaher Corp.	544,739
1,358	Johnson & Johnson	214,360
2,813	Merck KGaA	502,605
2,023	Novartis AG	225,823
914	Roche Holding AG	295,916
2,699	Zoetis, Inc.	485,928
		2,903,940
	Real Estate Management & Development - 0.6%
3,425	Corp. Inmobiliaria Vesta SAB de CV	10,036
1,749	CTP NV(1)	30,642
235	Daito Trust Construction Co. Ltd.	28,261
10,892	Emaar Properties PJSC	25,592
9,795	Mitsui Fudosan Co. Ltd.	101,475
1,092	Pandox AB	20,258
185	PSP Swiss Property AG	24,722
637	Sagax AB Class B	15,737
2,290	Swire Pacific Ltd. Class A	19,755
2,571	TAG Immobilien AG*	38,734
4,082	Tokyu Fudosan Holdings Corp.	29,473
5,523	Wharf Holdings Ltd.	15,143
		359,828
	Semiconductors & Semiconductor Equipment - 0.8%
71	First Solar, Inc.*	15,335
2,452	Texas Instruments, Inc.	499,742
		515,077
	Software & Services - 2.4%
1,282	Accenture PLC Class A	423,855
1,811	Capgemini SE	359,526
1,673	Microsoft Corp.	699,899
		1,483,280
	Technology Hardware & Equipment - 1.6%
3,226	Apple, Inc.	716,430
642	Keyence Corp.	280,721
		997,151
	Transportation - 0.7%
3,814	Canadian National Railway Co.	441,525
	Utilities - 0.6%
422	American Electric Power Co., Inc.	41,407
5,000	China Longyuan Power Group Corp. Ltd. Class H	4,483
250	Duke Energy Corp.	27,318
281	Edison International	22,483
2,495	Enel SpA	17,812
2,273	Engie SA	35,732
2,195	Iberdrola SA	28,992
220	Kansai Electric Power Co., Inc.	3,765
1,859	National Grid PLC	23,587
473	NextEra Energy, Inc.	36,132
3,940	Power Grid Corp. of India Ltd.	16,411
710	RWE AG	26,498
580	Sempra	46,435
286	Southern Co.	23,887
		354,942
	Total Common Stocks (cost $18,084,607)	$ 24,677,753
Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 9.5%
	Taxable Fixed Income Funds - 9.5%
571,141	The Hartford World Bond Fund, Class F		$ 5,768,528
	Total Affiliated Investment Companies (cost $5,924,161)		$ 5,768,528
	Total Long-Term Investments (cost $54,604,715)		$ 58,883,353
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.5%
$ 328,521	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $328,570; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $335,247		$ 328,521
	Securities Lending Collateral - 0.1%
6,930	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(7)		6,930
23,100	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(7)		23,100
6,930	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(7)		6,930
6,930	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(7)		6,930
			43,890
	Total Short-Term Investments (cost $372,411)		$ 372,411
	Total Investments Excluding Purchased Options (cost $54,977,126)	97.7%	$ 59,255,764
	Total Purchased Options (cost $71,827)	0.1%	$ 38,376
	Total Investments (cost $55,048,953)	97.8%	$ 59,294,140
	Other Assets and Liabilities	2.2%	1,339,664
	Net Assets	100.0%	$ 60,633,804
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

33

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $6,243,379, representing 10.3% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Represents entire or partial securities on loan.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $203,813.
(7)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at July 31, 2024
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
S&P 500 Index Option	4,725.00	USD	09/20/2024	6	USD	600	$ 4,650	$ 29,468	$ (24,818)
S&P 500 Index Option	4,950.00	USD	12/20/2024	7	USD	700	33,726	42,359	(8,633)
Total purchased exchange-traded option contracts							$ 38,376	$ 71,827	$ (33,451)

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	43	09/19/2024	$ 4,807,938	$ 120,248
Total futures contracts				$ 120,248

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
723,521	USD	1,000,000	CAD	RBC	08/30/2024	$ (1,445)
608,563	USD	535,000	CHF	UBS	08/30/2024	(3,210)
1,497,360	USD	1,378,000	EUR	DEUT	08/30/2024	3,798
2,897,165	USD	2,251,000	GBP	BCLY	08/30/2024	2,489
195,335	USD	2,110,000	SEK	BCLY	08/30/2024	(2,012)
Total foreign currency contracts						$ (380)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
A summary of affiliate fund transactions for the period ended July 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2024	Shares as of July 31, 2024	Dividend Income	Capital Gains Distribution
Hartford Multifactor Developed Markets (ex-US) ETF	$ 916,908	$ —	$ 967,189	$ 168,169	$ (117,888)	$ —	—	$ —	$ —
Hartford Multifactor Emerging Markets ETF	928,470	—	984,388	203,459	(147,541)	—	—	—	—
The Hartford World Bond Fund, Class F	6,514,241	181,631	1,214,231	(80,461)	367,348	5,768,528	571,141	180,188	—
Total	$8,359,619	$181,631	$3,165,808	$291,167	$101,919	$5,768,528	571,141	$180,188	$—
34

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 1,594,903	$ —	$ 1,594,903	$ —
Corporate Bonds	13,047,232	—	13,047,232	—
Municipal Bonds	443,990	—	443,990	—
U.S. Government Agencies	4,962,683	—	4,962,683	—
U.S. Government Securities	8,388,264	—	8,388,264	—
Common Stocks
Banks	170,053	170,053	—	—
Capital Goods	1,270,734	374,379	896,355	—
Commercial & Professional Services	767,778	312,255	455,523	—
Consumer Discretionary Distribution & Retail	391,162	391,162	—	—
Consumer Durables & Apparel	365,946	293,451	72,495	—
Consumer Services	728,774	483,827	244,947	—
Energy	3,225,294	2,319,055	906,239	—
Equity Real Estate Investment Trusts (REITs)	1,978,825	1,782,130	196,695	—
Financial Services	714,200	714,200	—	—
Food, Beverage & Tobacco	2,264,210	894,509	1,369,701	—
Health Care Equipment & Services	1,849,026	1,594,665	254,361	—
Household & Personal Products	717,457	401,096	316,361	—
Insurance	832,051	583,486	248,565	—
Materials	2,346,500	1,428,942	917,558	—
Pharmaceuticals, Biotechnology & Life Sciences	2,903,940	1,498,466	1,405,474	—
Real Estate Management & Development	359,828	35,628	324,200	—
Semiconductors & Semiconductor Equipment	515,077	515,077	—	—
Software & Services	1,483,280	1,123,754	359,526	—
Technology Hardware & Equipment	997,151	716,430	280,721	—
Transportation	441,525	441,525	—	—
Utilities	354,942	197,662	157,280	—
Affiliated Investment Companies	5,768,528	5,768,528	—	—
Short-Term Investments	372,411	43,890	328,521	—
Purchased Options	38,376	38,376	—	—
Foreign Currency Contracts(2)	6,287	—	6,287	—
Futures Contracts(2)	120,248	120,248	—	—
Total	$ 59,420,675	$ 22,242,794	$ 37,177,881	$ —
Liabilities
Foreign Currency Contracts(2)	$ (6,667)	$ —	$ (6,667)	$ —
Total	$ (6,667)	$ —	$ (6,667)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
35

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Automobiles & Components - 0.7%
912,882	Gentex Corp.	$ 28,354,115
1,376,800	Goodyear Tire & Rubber Co.*	16,108,560
		44,462,675
	Banks - 4.3%
1,061,934	Bank of Nova Scotia	49,560,460
1,074,067	Cadence Bank	35,304,583
345,334	JP Morgan Chase & Co.	73,487,075
177,371	M&T Bank Corp.	30,537,965
313,733	SouthState Corp.	31,050,155
468,228	Synovus Financial Corp.	21,889,659
463,530	Wells Fargo & Co.	27,505,870
		269,335,767
	Capital Goods - 6.8%
133,109	AerCap Holdings NV	12,505,591
49,506	Axon Enterprise, Inc.*	14,852,295
182,794	Boise Cascade Co.	25,973,199
209,285	Fluor Corp.*	10,066,609
426,837	Fortune Brands Innovations, Inc.	34,492,698
111,179	General Dynamics Corp.	33,210,279
77,055	General Electric Co.	13,114,761
806,800	HF Global, Inc.*(1)(2)	20,879,984
555,070	Honeywell International, Inc.	113,650,582
220,357	John Bean Technologies Corp.	21,678,722
59,550	Lockheed Martin Corp.	32,271,336
169,481	Middleby Corp.*	22,978,234
69,618	Northrop Grumman Corp.	33,717,390
374,180	Otis Worldwide Corp.	35,360,010
		424,751,690
	Consumer Discretionary Distribution & Retail - 5.8%
1,096,238	Amazon.com, Inc.*	204,974,581
1,146,260	LKQ Corp.	47,569,790
11,442	O'Reilly Automotive, Inc.*	12,887,582
693,941	TJX Cos., Inc.	78,429,212
316,327	Tory Burch LLC*(1)(2)	14,854,701
		358,715,866
	Consumer Durables & Apparel - 1.5%
710,628	NIKE, Inc. Class B	53,197,612
387,498	On Holding AG Class A*	16,050,167
490,633	Steven Madden Ltd.	22,245,301
		91,493,080
	Consumer Services - 2.8%
619,330	Aramark	21,224,439
953,165	Denny's Corp.*	7,015,294
429,277	DraftKings, Inc. Class A*	15,861,785
281,553	McDonald's Corp.	74,724,166
87,230	Royal Caribbean Cruises Ltd.*	13,670,686
269,008	Viking Holdings Ltd.*	9,603,586
387,884	Wyndham Hotels & Resorts, Inc.	29,370,577
		171,470,533
	Consumer Staples Distribution & Retail - 0.6%
646,741	U.S. Foods Holding Corp.*	35,176,243
	Energy - 3.2%
524,605	Chevron Corp.	84,183,364
1,959,478	Coterra Energy, Inc.	50,554,533
932,300	EQT Corp.	32,173,673
71,015	Targa Resources Corp.	9,606,909
571,853	Viper Energy, Inc.	24,400,968
		200,919,447
	Equity Real Estate Investment Trusts (REITs) - 3.3%
354,127	American Tower Corp. REIT	78,049,591
33,050	AvalonBay Communities, Inc. REIT	6,772,606
1,432,265	Brixmor Property Group, Inc. REIT	36,479,790
172,490	Camden Property Trust REIT	19,103,267
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 3.3% - (continued)
555,407	Gaming & Leisure Properties, Inc. REIT	$ 27,881,431
226,652	Simon Property Group, Inc. REIT	34,777,483
		203,064,168
	Financial Services - 7.4%
444,576	American Express Co.	112,495,511
56,593	Evercore, Inc. Class A	14,170,321
119,976	KKR & Co., Inc.	14,811,037
64,836	Mastercard, Inc. Class A	30,065,102
579,785	Morgan Stanley	59,839,610
111,486	S&P Global, Inc.	54,040,609
456,448	StepStone Group, Inc. Class A	22,941,076
576,654	TPG, Inc.	29,403,587
246,225	Tradeweb Markets, Inc. Class A	27,498,408
264,456	Visa, Inc. Class A	70,258,026
369,000	Voya Financial, Inc.	26,837,370
		462,360,657
	Food, Beverage & Tobacco - 3.8%
701,970	Coca-Cola Co.	46,849,478
365,946	PepsiCo, Inc.	63,187,896
625,603	Philip Morris International, Inc.	72,044,441
846,777	Tyson Foods, Inc. Class A	51,568,719
		233,650,534
	Health Care Equipment & Services - 5.1%
42,928	Align Technology, Inc.*	9,954,145
175,939	Boston Scientific Corp.*	12,998,373
125,226	Dexcom, Inc.*	8,492,827
816,910	Integra LifeSciences Holdings Corp.*	20,267,537
31,324	Intuitive Surgical, Inc.*	13,926,964
547,554	Medtronic PLC	43,979,537
170,870	Stryker Corp.	55,951,381
263,479	UnitedHealth Group, Inc.	151,806,061
		317,376,825
	Household & Personal Products - 1.1%
69,264	elf Beauty, Inc.*	11,953,581
356,477	Procter & Gamble Co.	57,307,243
		69,260,824
	Insurance - 4.3%
232,971	Chubb Ltd.	64,220,786
70,548	Everest Group Ltd.	27,716,193
183,226	Hanover Insurance Group, Inc.	25,191,743
545,123	Kemper Corp.	34,920,579
306,501	Marsh & McLennan Cos., Inc.	68,217,928
567,089	Principal Financial Group, Inc.	46,223,424
		266,490,653
	Materials - 4.3%
441,268	BHP Group Ltd. ADR(3)	24,503,612
203,064	Celanese Corp.	28,662,484
1,072,601	FMC Corp.	62,596,994
1,042,204	Huntsman Corp.	24,939,942
437,978	Ingevity Corp.*	20,098,810
161,714	Linde PLC	73,337,299
107,727	Reliance, Inc.	32,809,335
		266,948,476
	Media & Entertainment - 7.7%
907,189	Alphabet, Inc. Class A	155,619,201
286,237	Alphabet, Inc. Class C	49,561,936
672,796	Cargurus, Inc.*	16,698,797
249,694	Liberty Media Corp.-Liberty Formula One Class C*	20,192,754
121,534	Live Nation Entertainment, Inc.*	11,690,355
166,475	Meta Platforms, Inc. Class A	79,047,324
78,359	Netflix, Inc.*	49,236,878
488,520	Omnicom Group, Inc.	47,894,501

36

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Media & Entertainment - 7.7% - (continued)
564,418	Pinterest, Inc. Class A*	$ 18,033,155
90,884	Spotify Technology SA*	31,258,643
		479,233,544
	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
248,623	Danaher Corp.	68,888,461
67,959	Eli Lilly & Co.	54,657,385
252,921	Exact Sciences Corp.*	11,553,431
251,439	Merck & Co., Inc.	28,445,294
62,015	Natera, Inc.*	6,349,716
684,650	Perrigo Co. PLC	19,355,055
3,352,735	Pfizer, Inc.	102,392,527
26,736	Vertex Pharmaceuticals, Inc.*	13,253,570
		304,895,439
	Semiconductors & Semiconductor Equipment - 8.4%
85,421	ARM Holdings PLC ADR*	12,315,146
354,772	Broadcom, Inc.	57,004,765
164,774	Marvell Technology, Inc.	11,036,562
131,920	Micron Technology, Inc.	14,487,454
2,635,748	NVIDIA Corp.	308,435,231
261,343	QUALCOMM, Inc.	47,290,016
349,686	Texas Instruments, Inc.	71,269,504
		521,838,678
	Software & Services - 7.2%
215,415	Accenture PLC Class A	71,220,507
654,010	Cognizant Technology Solutions Corp. Class A	49,495,477
78,006	Datadog, Inc. Class A*	9,083,019
695,542	Microsoft Corp.	290,979,996
1,477	Rubicon Earnout Shares*(1)(2)	1
157,544	Rubicon TRA Placeholder*(1)(2)	14,179
34,145	ServiceNow, Inc.*	27,807,346
12,640	Sharecare, Inc. Earnout*(1)(2)	173
		448,600,698
	Technology Hardware & Equipment - 9.7%
1,940,337	Apple, Inc.	430,910,041
65,767	Arista Networks, Inc.*	22,791,554
275,606	Belden, Inc.	25,545,920
752,325	Cisco Systems, Inc.	36,450,146
324,949	Coherent Corp.*	22,642,446
83,618	Dell Technologies, Inc. Class C	9,505,694
1,423,109	Flex Ltd.*	45,752,955
126,785	Pure Storage, Inc. Class A*	7,598,225
		601,196,981
	Telecommunication Services - 0.7%
231,379	T-Mobile U.S., Inc.	42,175,764
	Transportation - 2.7%
536,874	Delta Air Lines, Inc.	23,096,320
1,655,254	Knight-Swift Transportation Holdings, Inc.	90,095,475
375,473	Uber Technologies, Inc.*	24,206,744
120,004	Union Pacific Corp.	29,608,587
		167,007,126
	Utilities - 1.7%
443,099	American Electric Power Co., Inc.	43,476,874
173,853	Atmos Energy Corp.	22,232,321
1,213,635	NiSource, Inc.	37,926,094
		103,635,289
	Total Common Stocks (cost $4,462,017,527)	$ 6,084,060,957
Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(4)		$ 634,089
	Total Convertible Preferred Stocks (cost $887,655)		$ 634,089
PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(4)		$ 1,116,245
	Total Preferred Stocks (cost $895,999)		$ 1,116,245
	Total Long-Term Investments (cost $4,463,801,181)		$ 6,085,811,291
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 24,740,838	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $24,744,508; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $25,235,739		$ 24,740,838
	Securities Lending Collateral - 0.0%
248,400	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		248,400
828,000	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(5)		828,000
248,400	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(5)		248,400
248,400	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(5)		248,400
			1,573,200
	Total Short-Term Investments (cost $26,314,038)		$ 26,314,038
	Total Investments (cost $4,490,115,219)	98.4%	$ 6,112,125,329
	Other Assets and Liabilities	1.6%	97,582,041
	Net Assets	100.0%	$ 6,209,707,370
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

37

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $37,499,372 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	806,800	$ 10,846,942	$ 20,879,984
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	634,089
05/2014	Lumeris Group Holdings Corp. Preferred	566,622	895,999	1,116,245
09/2015	Rubicon Earnout Shares	1,477	—	1
09/2015	Rubicon TRA Placeholder	157,544	—	14,179
07/2021	Sharecare, Inc. Earnout	12,640	—	173
11/2013	Tory Burch LLC	316,327	24,792,580	14,854,701
			$ 37,423,176	$ 37,499,372

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	376	09/20/2024	$ 104,490,400	$ 1,035,339
Total futures contracts				$ 1,035,339
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
38

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 44,462,675	$ 44,462,675	$ —	$ —
Banks	269,335,767	269,335,767	—	—
Capital Goods	424,751,690	403,871,706	—	20,879,984
Consumer Discretionary Distribution & Retail	358,715,866	343,861,165	—	14,854,701
Consumer Durables & Apparel	91,493,080	91,493,080	—	—
Consumer Services	171,470,533	171,470,533	—	—
Consumer Staples Distribution & Retail	35,176,243	35,176,243	—	—
Energy	200,919,447	200,919,447	—	—
Equity Real Estate Investment Trusts (REITs)	203,064,168	203,064,168	—	—
Financial Services	462,360,657	462,360,657	—	—
Food, Beverage & Tobacco	233,650,534	233,650,534	—	—
Health Care Equipment & Services	317,376,825	317,376,825	—	—
Household & Personal Products	69,260,824	69,260,824	—	—
Insurance	266,490,653	266,490,653	—	—
Materials	266,948,476	266,948,476	—	—
Media & Entertainment	479,233,544	479,233,544	—	—
Pharmaceuticals, Biotechnology & Life Sciences	304,895,439	304,895,439	—	—
Semiconductors & Semiconductor Equipment	521,838,678	521,838,678	—	—
Software & Services	448,600,698	448,586,345	—	14,353
Technology Hardware & Equipment	601,196,981	601,196,981	—	—
Telecommunication Services	42,175,764	42,175,764	—	—
Transportation	167,007,126	167,007,126	—	—
Utilities	103,635,289	103,635,289	—	—
Convertible Preferred Stocks	634,089	—	—	634,089
Preferred Stocks	1,116,245	—	—	1,116,245
Short-Term Investments	26,314,038	1,573,200	24,740,838	—
Futures Contracts(2)	1,035,339	1,035,339	—	—
Total	$ 6,113,160,668	$ 6,050,920,458	$ 24,740,838	$ 37,499,372

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
39

The Hartford Checks and Balances Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6%
	Domestic Equity Funds - 65.8%
10,382,549	The Hartford Capital Appreciation Fund, Class F		$ 463,373,185
12,882,079	The Hartford Dividend and Growth Fund, Class F		464,141,294
	Total Domestic Equity Funds (cost $654,052,180)		$ 927,514,479
	Taxable Fixed Income Funds - 33.8%
13,953,290	Hartford Total Return Bond ETF		476,504,854
	Total Affiliated Investment Companies (cost $1,184,533,359)		$ 1,404,019,333
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
4,344,185	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.22%(1)		$ 4,344,185
	Total Short-Term Investments (cost $4,344,185)		$ 4,344,185
	Total Investments (cost $1,188,877,544)	99.9%	$ 1,408,363,518
	Other Assets and Liabilities	0.1%	1,567,516
	Net Assets	100.0%	$ 1,409,931,034
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended July 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2024	Shares as of July 31, 2024	Dividend Income	Capital Gains Distribution
Hartford Total Return Bond ETF	$ 428,529,590	$ 11,100,485	$ —	$ —	$ 36,874,779	$ 476,504,854	13,953,290	$ 15,279,859	$ —
The Hartford Capital Appreciation Fund, Class F	413,626,681	11,919,749	78,675,188	4,888,171	111,613,772	463,373,185	10,382,549	3,961,828	—
The Hartford Dividend and Growth Fund, Class F	413,055,167	23,606,957	67,812,848	11,589,322	83,702,696	464,141,294	12,882,079	6,697,560	1,568,392
Total	$1,255,211,438	$46,627,191	$146,488,036	$16,477,493	$232,191,247	$1,404,019,333	37,217,918	$25,939,247	$1,568,392
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 1,404,019,333	$ 1,404,019,333	$ —	$ —
Short-Term Investments	4,344,185	4,344,185	—	—
Total	$ 1,408,363,518	$ 1,408,363,518	$ —	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
40

Hartford Climate Opportunities Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Canada - 0.6%
6,990	Canadian National Railway Co.	$ 809,193
	Chile - 0.5%
26,803	Antofagasta PLC	697,928
	China - 2.3%
47,312	BYD Co. Ltd. Class H	1,400,661
33,000	Contemporary Amperex Technology Co. Ltd. Class A	850,232
201,960	LONGi Green Energy Technology Co. Ltd. Class A	405,846
83,400	Shenzhen Inovance Technology Co. Ltd. Class A	537,918
		3,194,657
	Denmark - 1.2%
66,223	Vestas Wind Systems AS*	1,638,823
	France - 1.0%
13,428	Legrand SA	1,450,854
	Germany - 6.3%
13,459	Bayerische Motoren Werke AG	1,248,310
28,447	Daimler Truck Holding AG	1,098,309
64,540	Infineon Technologies AG	2,241,999
2,648	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,304,206
15,242	Siemens AG	2,790,764
		8,683,588
	Ireland - 0.7%
10,366	Kingspan Group PLC	969,886
	Italy - 1.2%
24,299	Prysmian SpA	1,670,423
	Japan - 6.0%
5,400	Daikin Industries Ltd.	783,035
84,400	Hitachi Ltd.	1,823,602
1,600	Keyence Corp.	699,616
130,464	Kubota Corp.	1,875,669
69,300	Sekisui Chemical Co. Ltd.	1,045,598
5,600	Shimano, Inc.	993,463
24,300	Sumitomo Forestry Co. Ltd.	1,036,224
		8,257,207
	Norway - 1.7%
62,596	Mowi ASA	1,056,527
156,841	Norsk Hydro ASA	869,975
21,509	TOMRA Systems ASA	354,539
		2,281,041
	Portugal - 0.5%
39,115	Jeronimo Martins SGPS SA	683,665
	South Korea - 0.7%
4,148	Samsung SDI Co. Ltd.	975,316
	Spain - 0.5%
55,689	Iberdrola SA	735,551
	Sweden - 0.2%
61,522	Nibe Industrier AB Class B	270,343
	Switzerland - 1.0%
24,349	ABB Ltd.	1,351,530
	Taiwan - 1.5%
140,000	Chroma ATE, Inc.	1,303,531
111,429	Giant Manufacturing Co. Ltd.	807,640
		2,111,171
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	United Kingdom - 1.5%
234,990	Kingfisher PLC	$ 835,420
94,047	National Grid PLC	1,193,285
		2,028,705
	United States - 69.5%
14,276	A.O. Smith Corp.	1,214,031
10,949	Acuity Brands, Inc.	2,752,031
8,986	Advanced Drainage Systems, Inc.	1,590,881
4,183	Albemarle Corp.	391,822
24,386	Alphabet, Inc. Class A	4,183,174
16,199	Amazon.com, Inc.*	3,028,889
12,517	American Water Works Co., Inc.	1,781,920
3,829	Analog Devices, Inc.	885,954
2,017	ARM Holdings PLC ADR*	290,791
8,353	Aspen Technology, Inc.*	1,569,946
5,179	Atkore, Inc.	699,165
58,818	AZEK Co., Inc.*	2,640,340
8,230	Boise Cascade Co.	1,169,401
4,393	Carlisle Cos., Inc.	1,838,822
15,557	Carrier Global Corp.	1,059,587
7,751	Chubb Ltd.	2,136,641
8,922	Clean Harbors, Inc.*	2,129,949
4,331	Comfort Systems USA, Inc.	1,439,711
4,355	Deere & Co.	1,619,973
11,384	Ecolab, Inc.	2,626,175
12,783	Enphase Energy, Inc.*	1,471,451
55,647	Exelon Corp.	2,070,068
12,034	Ferguson PLC	2,679,370
6,752	First Solar, Inc.*	1,458,364
15,072	Fluence Energy, Inc.*	246,879
49,264	HA Sustainable Infrastructure Capital, Inc.	1,614,381
23,563	Kroger Co.	1,284,184
2,537	Lennox International, Inc.	1,480,340
6,215	Lowe's Cos., Inc.	1,525,845
8,899	Microsoft Corp.	3,722,897
3,243	Moody's Corp.	1,480,365
21,548	NextEra Energy, Inc.	1,646,052
11,524	NEXTracker, Inc. Class A*	566,289
35,019	nVent Electric PLC	2,543,430
11,439	ON Semiconductor Corp.*	895,102
3,553	Owens Corning	662,208
7,688	PTC, Inc.*	1,367,311
4,022	Quanta Services, Inc.	1,067,358
11,369	Republic Services, Inc.	2,209,224
2,638	S&P Global, Inc.	1,278,718
9,593	Schneider Electric SE	2,312,250
32,712	Sempra	2,618,923
16,066	Swiss Re AG	1,980,670
3,517	Synopsys, Inc.*	1,963,611
8,656	TE Connectivity Ltd.	1,335,880
2,979	Tesla, Inc.*	691,337
6,920	TopBuild Corp.*	3,311,497
5,551	Union Pacific Corp.	1,369,598
11,312	Veralto Corp.	1,205,407
6,160	Verisk Analytics, Inc.	1,612,380
25,394	Vertiv Holdings Co.	1,998,508
10,285	Waste Management, Inc.	2,084,358
4,099	Watsco, Inc.	2,006,420
13,408	Westinghouse Air Brake Technologies Corp.	2,160,699
32,372	Weyerhaeuser Co. REIT	1,028,135
13,538	Xylem, Inc.	1,807,323
		95,806,035
	Total Common Stocks (cost $109,168,455)	$ 133,615,916

41

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 544,832	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $544,913; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $555,814		$ 544,832
	Total Short-Term Investments (cost $544,832)		$ 544,832
	Total Investments (cost $109,713,287)	97.3%	$ 134,160,748
	Other Assets and Liabilities	2.7%	3,657,708
	Net Assets	100.0%	$ 137,818,456
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Canada	$ 809,193	$ 809,193	$ —	$ —
Chile	697,928	—	697,928	—
China	3,194,657	—	3,194,657	—
Denmark	1,638,823	—	1,638,823	—
France	1,450,854	—	1,450,854	—
Germany	8,683,588	—	8,683,588	—
Ireland	969,886	—	969,886	—
Italy	1,670,423	—	1,670,423	—
Japan	8,257,207	—	8,257,207	—
Norway	2,281,041	—	2,281,041	—
Portugal	683,665	683,665	—	—
South Korea	975,316	—	975,316	—
Spain	735,551	—	735,551	—
Sweden	270,343	—	270,343	—
Switzerland	1,351,530	—	1,351,530	—
Taiwan	2,111,171	—	2,111,171	—
United Kingdom	2,028,705	—	2,028,705	—
United States	95,806,035	91,513,115	4,292,920	—
Short-Term Investments	544,832	—	544,832	—
Total	$ 134,160,748	$ 93,005,973	$ 41,154,775	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
42

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 26.6%
200,337	Hartford Core Equity Fund, Class F	$ 10,764,129
245,603	Hartford Large Cap Growth ETF*	5,027,886
77,566	Hartford Multifactor US Equity ETF	3,878,440
111,754	Hartford Small Cap Value Fund, Class F	1,439,388
143,456	The Hartford Equity Income Fund, Class F	3,058,489
63,073	The Hartford Small Company Fund, Class F*	1,421,036
	Total Domestic Equity Funds (cost $16,658,511)	$ 25,589,368
	International/Global Equity Funds - 10.7%
85,582	Hartford Multifactor Developed Markets (ex-US) ETF	2,466,473
54,729	Hartford Schroders Emerging Markets Equity Fund, Class F	935,321
228,150	Hartford Schroders International Multi-Cap Value Fund, Class F	2,372,764
83,301	The Hartford International Growth Fund, Class F	1,408,613
165,342	The Hartford International Opportunities Fund, Class F	3,078,661
	Total International/Global Equity Funds (cost $8,900,619)	$ 10,261,832
	Taxable Fixed Income Funds - 62.5%
545,977	Hartford Core Bond ETF	19,218,500
1,436,437	Hartford Schroders Core Fixed Income Fund, Class F	12,396,448
465,113	The Hartford Inflation Plus Fund, Class F	4,753,449
1,206,339	The Hartford Strategic Income Fund, Class F	9,493,891
1,413,387	The Hartford World Bond Fund, Class F	14,275,210
	Total Taxable Fixed Income Funds (cost $64,204,245)	$ 60,137,498
	Total Affiliated Investment Companies (cost $89,763,375)	$ 95,988,698
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
190,920	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.22%(1)		$ 190,920
	Total Short-Term Investments (cost $190,920)		$ 190,920
	Total Investments (cost $89,954,295)	100.0%	$ 96,179,618
	Other Assets and Liabilities	0.0%	48,054
	Net Assets	100.0%	$ 96,227,672
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended July 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2024	Shares as of July 31, 2024	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$ 19,438,403	$ —	$ 1,792,165	$ (369,593)	$ 1,941,855	$ 19,218,500	545,977	$ 598,605	$ —
Hartford Core Equity Fund, Class F	10,442,218	499,656	2,946,784	629,286	2,139,753	10,764,129	200,337	123,781	222,865
Hartford Large Cap Growth ETF	3,506,941	—	—	—	1,520,945	5,027,886	245,603	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	2,427,933	—	345,273	3,911	379,902	2,466,473	85,582	110,682	—
Hartford Multifactor US Equity ETF	3,053,711	—	—	—	824,729	3,878,440	77,566	45,563	—
Hartford Schroders Core Fixed Income Fund, Class F	13,795,462	1,420,318	3,655,553	(750,600)	1,586,821	12,396,448	1,436,437	464,330	—
Hartford Schroders Emerging Markets Equity Fund, Class F	446,428	490,292	70,975	3,881	65,695	935,321	54,729	7,139	—
Hartford Schroders International Multi-Cap Value Fund, Class F	2,094,744	619,678	719,054	51,684	325,712	2,372,764	228,150	49,067	—
Hartford Small Cap Value Fund, Class F	962,466	384,423	211,825	14,646	289,678	1,439,388	111,754	19,601	20,652
The Hartford Equity Income Fund, Class F	2,930,269	698,883	927,494	22,977	333,854	3,058,489	143,456	56,862	157,583
The Hartford Growth Opportunities Fund, Class F	379,692	—	435,152	112,272	(56,812)	—	—	—	—
The Hartford Inflation Plus Fund, Class F	5,508,851	1,130,484	2,144,790	(191,294)	450,198	4,753,449	465,113	135,355	—
The Hartford International Growth Fund, Class F	1,276,221	73,871	240,402	18,804	280,119	1,408,613	83,301	13,014	—
The Hartford International Opportunities Fund, Class F	2,653,707	220,015	360,882	26,997	538,824	3,078,661	165,342	51,911	—
The Hartford Small Company Fund, Class F	849,090	465,380	223,361	(9,252)	339,179	1,421,036	63,073	—	—
43

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2024	Shares as of July 31, 2024	Dividend Income	Capital Gains Distribution
The Hartford Strategic Income Fund, Class F	$ 7,754,257	$ 1,871,383	$ 829,619	$ (128,395)	$ 826,265	$ 9,493,891	1,206,339	$ 431,190	$ —
The Hartford World Bond Fund, Class F	12,685,619	3,193,885	2,187,221	(135,228)	718,155	14,275,210	1,413,387	438,208	—
Total	$90,206,012	$11,068,268	$17,090,550	$(699,904)	$12,504,872	$95,988,698	6,526,146	$2,545,308	$401,100
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 95,988,698	$ 95,988,698	$ —	$ —
Short-Term Investments	190,920	190,920	—	—
Total	$ 96,179,618	$ 96,179,618	$ —	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
44

Hartford Core Equity Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.5%
225,296	Tesla, Inc.*	$ 52,284,443
	Banks - 5.8%
3,886,013	Bank of America Corp.	156,645,184
1,254,091	JP Morgan Chase & Co.	266,870,565
360,423	PNC Financial Services Group, Inc.	65,272,605
1,835,042	Wells Fargo & Co.	108,891,392
		597,679,746
	Capital Goods - 7.8%
513,312	AMETEK, Inc.	89,049,366
230,059	Deere & Co.	85,577,347
635,037	Emerson Electric Co.	74,369,183
427,952	GE Vernova, Inc.*	76,278,164
439,763	General Dynamics Corp.	131,361,606
252,006	IDEX Corp.	52,538,211
260,068	Illinois Tool Works, Inc.	64,309,615
993,824	Ingersoll Rand, Inc.	99,779,929
1,105,238	RTX Corp.	129,854,413
		803,117,834
	Commercial & Professional Services - 0.9%
458,964	Republic Services, Inc.	89,185,884
	Consumer Discretionary Distribution & Retail - 6.9%
2,656,293	Amazon.com, Inc.*	496,673,665
37,891	AutoZone, Inc.*	118,738,648
885,204	TJX Cos., Inc.	100,045,756
		715,458,069
	Consumer Durables & Apparel - 0.7%
967,899	NIKE, Inc. Class B	72,456,919
	Consumer Services - 1.9%
395,419	Marriott International, Inc. Class A	89,878,739
405,619	McDonald's Corp.	107,651,282
		197,530,021
	Energy - 3.0%
562,510	Chesapeake Energy Corp.	42,936,388
987,257	ConocoPhillips	109,782,978
780,722	EOG Resources, Inc.	98,995,550
401,747	Phillips 66	58,446,154
		310,161,070
	Equity Real Estate Investment Trusts (REITs) - 1.9%
651,414	Iron Mountain, Inc. REIT	66,809,020
422,100	Lineage, Inc. REIT*(1)	37,094,148
824,933	Welltower, Inc. REIT	91,773,796
		195,676,964
	Financial Services - 4.5%
537,484	American Express Co.	136,004,951
459,234	Mastercard, Inc. Class A	212,951,398
1,164,190	Morgan Stanley	120,156,050
		469,112,399
	Food, Beverage & Tobacco - 1.9%
1,598,672	Brown-Forman Corp. Class B	72,196,028
303,414	Constellation Brands, Inc. Class A	74,384,976
990,032	Monster Beverage Corp.*	50,937,146
		197,518,150
	Health Care Equipment & Services - 5.7%
1,199,511	Abbott Laboratories	127,076,195
1,661,065	Boston Scientific Corp.*	122,719,482
402,353	Cencora, Inc.	95,711,732
421,593	UnitedHealth Group, Inc.	242,905,023
		588,412,432
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Household & Personal Products - 2.8%
854,191	Estee Lauder Cos., Inc. Class A	$ 85,085,966
1,270,519	Procter & Gamble Co.	204,248,634
		289,334,600
	Insurance - 2.5%
721,644	Arch Capital Group Ltd.*	69,119,062
298,896	Chubb Ltd.	82,393,672
479,765	Progressive Corp.	102,727,282
		254,240,016
	Materials - 1.8%
1,301,627	Freeport-McMoRan, Inc.	59,106,882
273,725	Linde PLC	124,134,288
		183,241,170
	Media & Entertainment - 7.9%
2,732,018	Alphabet, Inc. Class A	468,650,368
476,513	Meta Platforms, Inc. Class A	226,262,668
197,123	Netflix, Inc.*	123,862,237
		818,775,273
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
445,472	Danaher Corp.	123,431,382
293,301	Eli Lilly & Co.	235,893,195
1,242,266	Merck & Co., Inc.	140,537,553
74,621	Regeneron Pharmaceuticals, Inc.*	80,530,237
202,474	Thermo Fisher Scientific, Inc.	124,185,403
192,275	Vertex Pharmaceuticals, Inc.*	95,314,563
523,450	Zoetis, Inc.	94,241,938
		894,134,271
	Semiconductors & Semiconductor Equipment - 11.0%
1,673,920	Broadcom, Inc.	268,965,466
154,593	KLA Corp.	127,240,860
5,279,298	NVIDIA Corp.	617,783,452
636,017	Texas Instruments, Inc.	129,626,625
		1,143,616,403
	Software & Services - 10.8%
275,264	Accenture PLC Class A	91,007,784
1,756,378	Microsoft Corp.	734,780,736
202,134	Roper Technologies, Inc.	110,112,496
429,737	Salesforce, Inc.	111,215,936
295,050	Workday, Inc. Class A*	67,011,756
		1,114,128,708
	Technology Hardware & Equipment - 9.8%
3,498,992	Apple, Inc.	777,056,143
463,078	CDW Corp.	101,001,943
349,257	Motorola Solutions, Inc.	139,325,602
		1,017,383,688
	Utilities - 3.0%
814,041	Atmos Energy Corp.	104,099,563
1,024,221	Duke Energy Corp.	111,916,629
5,201,706	PG&E Corp.	94,931,134
		310,947,326
	Total Common Stocks (cost $5,464,467,801)	$ 10,314,395,386
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.1%
$ 6,431,476	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $6,432,430; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $6,560,243	$ 6,431,476

45

Hartford Core Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Securities Lending Collateral - 0.1%
2,434,813	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		$ 2,434,813
8,116,044	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		8,116,044
2,434,813	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(2)		2,434,813
2,434,813	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(2)		2,434,813
			15,420,483
	Total Short-Term Investments (cost $21,851,959)		$ 21,851,959
	Total Investments (cost $5,486,319,760)	99.9%	$ 10,336,247,345
	Other Assets and Liabilities	0.1%	8,306,682
	Net Assets	100.0%	$ 10,344,554,027
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 52,284,443	$ 52,284,443	$ —	$ —
Banks	597,679,746	597,679,746	—	—
Capital Goods	803,117,834	803,117,834	—	—
Commercial & Professional Services	89,185,884	89,185,884	—	—
Consumer Discretionary Distribution & Retail	715,458,069	715,458,069	—	—
Consumer Durables & Apparel	72,456,919	72,456,919	—	—
Consumer Services	197,530,021	197,530,021	—	—
Energy	310,161,070	310,161,070	—	—
Equity Real Estate Investment Trusts (REITs)	195,676,964	195,676,964	—	—
Financial Services	469,112,399	469,112,399	—	—
Food, Beverage & Tobacco	197,518,150	197,518,150	—	—
Health Care Equipment & Services	588,412,432	588,412,432	—	—
Household & Personal Products	289,334,600	289,334,600	—	—
Insurance	254,240,016	254,240,016	—	—
Materials	183,241,170	183,241,170	—	—
Media & Entertainment	818,775,273	818,775,273	—	—
Pharmaceuticals, Biotechnology & Life Sciences	894,134,271	894,134,271	—	—
Semiconductors & Semiconductor Equipment	1,143,616,403	1,143,616,403	—	—
Software & Services	1,114,128,708	1,114,128,708	—	—
Technology Hardware & Equipment	1,017,383,688	1,017,383,688	—	—
Utilities	310,947,326	310,947,326	—	—
Short-Term Investments	21,851,959	15,420,483	6,431,476	—
Total	$ 10,336,247,345	$ 10,329,815,869	$ 6,431,476	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
46

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Banks - 6.6%
6,174,998	Bank of America Corp.	$ 248,914,169
2,063,582	JP Morgan Chase & Co.	439,130,250
8,715,362	Wells Fargo & Co.	517,169,581
		1,205,214,000
	Capital Goods - 7.6%
982,143	Airbus SE	148,624,348
663,258	General Dynamics Corp.	198,121,797
1,017,992	Honeywell International, Inc.	208,433,862
1,377,816	Johnson Controls International PLC	98,568,957
613,961	Lockheed Martin Corp.	332,717,745
2,497,963	Otis Worldwide Corp.	236,057,504
986,360	Westinghouse Air Brake Technologies Corp.	158,951,914
		1,381,476,127
	Consumer Discretionary Distribution & Retail - 3.2%
634,139	Home Depot, Inc.	233,464,614
470,864	Lowe's Cos., Inc.	115,601,821
2,105,065	TJX Cos., Inc.	237,914,446
		586,980,881
	Consumer Services - 0.2%
11,795	Booking Holdings, Inc.	43,818,543
	Consumer Staples Distribution & Retail - 0.6%
1,306,753	Sysco Corp.	100,162,617
	Energy - 8.3%
1,301,344	Chevron Corp.	208,826,672
2,622,144	ConocoPhillips	291,582,413
9,360,559	Coterra Energy, Inc.	241,502,422
1,273,413	Diamondback Energy, Inc.	257,624,184
4,223,186	TotalEnergies SE ADR	286,247,547
5,213,385	Williams Cos., Inc.	223,862,752
		1,509,645,990
	Equity Real Estate Investment Trusts (REITs) - 3.2%
1,372,701	American Tower Corp. REIT	302,543,300
5,536,021	Host Hotels & Resorts, Inc. REIT	96,935,728
584,176	Public Storage REIT	172,869,362
		572,348,390
	Financial Services - 7.0%
1,176,716	American Express Co.	297,756,217
184,373	BlackRock, Inc.	161,602,934
2,769,420	Morgan Stanley	285,831,838
481,360	S&P Global, Inc.	233,329,633
1,082,615	Visa, Inc. Class A	287,618,327
		1,266,138,949
	Food, Beverage & Tobacco - 4.4%
6,074,696	Keurig Dr. Pepper, Inc.	208,240,579
715,943	Mondelez International, Inc. Class A	48,934,704
2,802,142	Philip Morris International, Inc.	322,694,673
3,737,025	Tyson Foods, Inc. Class A	227,584,822
		807,454,778
	Health Care Equipment & Services - 7.1%
797,053	Becton Dickinson & Co.	192,137,596
466,812	Elevance Health, Inc.	248,357,988
606,822	HCA Healthcare, Inc.	220,306,727
2,832,086	Medtronic PLC	227,473,148
697,286	UnitedHealth Group, Inc.	401,748,302
		1,290,023,761
	Household & Personal Products - 2.3%
4,478,090	Kenvue, Inc.	82,799,884
5,473,709	Unilever PLC ADR	336,085,733
		418,885,617
	Insurance - 3.1%
2,665,979	American International Group, Inc.	211,225,516
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Insurance - 3.1% - (continued)
430,317	Chubb Ltd.	$ 118,621,184
2,788,636	Principal Financial Group, Inc.	227,301,721
		557,148,421
	Materials - 4.2%
17,888,465	Amcor PLC	188,365,537
2,969,331	BHP Group Ltd. ADR(1)	164,886,950
1,326,335	Celanese Corp.	187,212,185
3,711,801	FMC Corp.	216,620,706
		757,085,378
	Media & Entertainment - 6.7%
4,161,947	Alphabet, Inc. Class A	713,940,388
3,333,785	Comcast Corp. Class A	137,585,307
2,244,844	Omnicom Group, Inc.	220,084,506
1,556,152	Walt Disney Co.	145,795,881
		1,217,406,082
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
1,227,350	Agilent Technologies, Inc.	173,547,290
3,287,659	AstraZeneca PLC ADR	260,218,210
1,672,265	Gilead Sciences, Inc.	127,192,476
1,932,262	Merck & Co., Inc.	218,596,800
2,016,519	Novartis AG ADR	224,801,538
8,744,577	Pfizer, Inc.	267,059,382
		1,271,415,696
	Semiconductors & Semiconductor Equipment - 5.6%
882,104	Micron Technology, Inc.	96,872,661
944,318	NXP Semiconductors NV	248,506,725
2,044,714	QUALCOMM, Inc.	369,990,998
1,492,880	Texas Instruments, Inc.	304,263,873
		1,019,634,257
	Software & Services - 7.6%
465,875	Accenture PLC Class A	154,027,593
3,975,186	Cognizant Technology Solutions Corp. Class A	300,842,076
1,900,083	Microsoft Corp.	794,899,723
247,135	Roper Technologies, Inc.	134,626,791
		1,384,396,183
	Technology Hardware & Equipment - 5.1%
2,382,225	Apple, Inc.	529,044,528
8,203,530	Cisco Systems, Inc.	397,461,029
		926,505,557
	Telecommunication Services - 0.9%
935,062	T-Mobile U.S., Inc.	170,443,101
	Transportation - 0.7%
3,013,085	Delta Air Lines, Inc.	129,622,917
	Utilities - 5.7%
3,180,026	American Electric Power Co., Inc.	312,024,151
2,047,310	Duke Energy Corp.	223,709,564
7,490,702	Exelon Corp.	278,654,115
2,741,522	Sempra	219,486,251
		1,033,874,081
	Total Common Stocks (cost $11,577,867,026)	$ 17,649,681,326

47

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.6%
$ 104,621,282	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $104,636,801; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $106,713,876		$ 104,621,282
	Securities Lending Collateral - 0.1%
2,966,958	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		2,966,958
9,889,859	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		9,889,859
2,966,958	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(2)		2,966,958
2,966,958	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(2)		2,966,958
			18,790,733
	Total Short-Term Investments (cost $123,412,015)		$ 123,412,015
	Total Investments (cost $11,701,279,041)	97.8%	$ 17,773,093,341
	Other Assets and Liabilities	2.2%	404,937,432
	Net Assets	100.0%	$ 18,178,030,773
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 1,205,214,000	$ 1,205,214,000	$ —	$ —
Capital Goods	1,381,476,127	1,232,851,779	148,624,348	—
Consumer Discretionary Distribution & Retail	586,980,881	586,980,881	—	—
Consumer Services	43,818,543	43,818,543	—	—
Consumer Staples Distribution & Retail	100,162,617	100,162,617	—	—
Energy	1,509,645,990	1,509,645,990	—	—
Equity Real Estate Investment Trusts (REITs)	572,348,390	572,348,390	—	—
Financial Services	1,266,138,949	1,266,138,949	—	—
Food, Beverage & Tobacco	807,454,778	807,454,778	—	—
Health Care Equipment & Services	1,290,023,761	1,290,023,761	—	—
Household & Personal Products	418,885,617	418,885,617	—	—
Insurance	557,148,421	557,148,421	—	—
Materials	757,085,378	757,085,378	—	—
Media & Entertainment	1,217,406,082	1,217,406,082	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,271,415,696	1,271,415,696	—	—
Semiconductors & Semiconductor Equipment	1,019,634,257	1,019,634,257	—	—
Software & Services	1,384,396,183	1,384,396,183	—	—
Technology Hardware & Equipment	926,505,557	926,505,557	—	—
Telecommunication Services	170,443,101	170,443,101	—	—
Transportation	129,622,917	129,622,917	—	—
Utilities	1,033,874,081	1,033,874,081	—	—
Short-Term Investments	123,412,015	18,790,733	104,621,282	—
Total	$ 17,773,093,341	$ 17,519,847,711	$ 253,245,630	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
48

Hartford Dynamic Bond Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6%
	Apparel - 0.3%
$ 2,433,000	Tapestry, Inc. 7.35%, 11/27/2028	$ 2,549,418
	Auto Manufacturers - 0.6%
3,635,000	Daimler Truck Finance North America LLC 5.13%, 09/25/2029(1)	3,663,189
685,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(3)	649,842
		4,313,031
	Chemicals - 2.9%
4,580,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(4)	3,961,499
	Celanese U.S. Holdings LLC
1,835,000	6.17%, 07/15/2027	1,880,104
7,225,000	6.33%, 07/15/2029	7,537,441
3,970,000	Chemours Co. 5.75%, 11/15/2028(1)	3,712,568
3,965,000	FMC Corp. 3.45%, 10/01/2029	3,637,779
2,125,000	Sasol Financing USA LLC 5.50%, 03/18/2031	1,842,968
		22,572,359
	Commercial Banks - 6.2%
	BBVA Bancomer SA
1,825,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(2)	1,871,833
3,575,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(2)	3,775,597
	Citigroup, Inc.
645,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(2)(3)	617,288
7,440,000	7.00%, 08/15/2034, (7.00% fixed rate until 08/15/2034; 10 yr. USD CMT + 2.76% thereafter)(2)(3)	7,535,496
2,000,000	Deutsche Bank AG 6.00%, 10/30/2025, (6.00% fixed rate until 10/30/2025; 5 yr. USD CMT + 4.52% thereafter)(2)(3)	1,916,476
2,075,000	Discover Bank 2.70%, 02/06/2030	1,820,716
3,185,000	Freedom Mortgage Corp. 6.63%, 01/15/2027(1)	3,116,137
3,665,000	Goldman Sachs Group, Inc. 5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	3,672,581
4,830,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(1)(2)	3,731,388
5,735,000	JP Morgan Chase & Co. 5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	5,758,719
	M&T Bank Corp.
1,815,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(2)	1,726,548
5,085,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(2)	5,451,034
3,640,000	Morgan Stanley 5.04%, 07/19/2030, (5.04% fixed rate until 07/19/2029; 6 mo. USD SOFR + 1.22% thereafter)(2)	3,654,923
3,605,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(2)	3,755,887
		48,404,623
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Services - 1.4%
	Adani Ports & Special Economic Zone Ltd.
$ 4,525,000	3.10%, 02/02/2031(4)	$ 3,710,897
3,820,000	4.20%, 08/04/2027(4)	3,609,721
4,045,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028(1)	3,728,800
		11,049,418
	Construction Materials - 0.2%
1,960,000	Wilsonart LLC 11.00%, 08/15/2032(1)	1,925,112
	Diversified Financial Services - 4.6%
6,860,000	AGFC Capital Trust I 7.31%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(5)	4,468,862
3,310,000	Aircastle Ltd. 6.50%, 07/18/2028(1)	3,420,716
3,930,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	3,940,770
	Capital One Financial Corp.
5,400,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(2)	5,432,761
3,520,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(2)	3,644,723
1,885,000	Freedom Mortgage Holdings LLC 9.13%, 05/15/2031(1)	1,849,656
2,090,000	Midcap Financial Issuer Trust 5.63%, 01/15/2030(1)	1,876,431
3,500,000	Radian Group, Inc. 6.20%, 05/15/2029	3,601,153
	Synchrony Financial
3,775,000	3.95%, 12/01/2027	3,579,913
4,160,000	5.94%, 08/02/2030, (5.94% fixed rate until 08/02/2029; 6 mo. USD SOFR + 2.13% thereafter)(2)	4,172,504
		35,987,489
	Electric - 4.6%
3,565,000	AES Andes SA 6.30%, 03/15/2029(1)	3,624,083
1,820,000	AES Corp. 7.60%, 01/15/2055, (7.60% fixed rate until 10/15/2029; 5 yr. USD CMT + 3.20% thereafter)(2)	1,848,905
3,740,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(2)	3,780,733
1,025,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	913,760
	Dominion Energy, Inc.
1,914,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(3)	1,816,038
3,560,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(2)	3,744,604
3,400,000	Edison International 5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(2)(3)	3,321,579
5,080,000	Emera U.S. Finance LP 2.64%, 06/15/2031	4,296,152
3,810,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(1)(2)	3,866,887
	Pacific Gas & Electric Co.
1,975,000	2.50%, 02/01/2031	1,668,450

49

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Electric - 4.6% - (continued)
$ 5,855,000	4.55%, 07/01/2030	$ 5,644,400
2,045,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(4)	1,877,429
		36,403,020
	Electronics - 0.2%
1,980,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	1,862,243
	Engineering & Construction - 0.5%
2,080,000	IHS Holding Ltd. 6.25%, 11/29/2028(4)	1,853,573
1,925,000	Sitios Latinoamerica SAB de CV 5.38%, 04/04/2032(4)	1,821,980
		3,675,553
	Entertainment - 2.1%
3,715,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(1)	3,341,043
2,600,000	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 04/06/2031(1)	2,277,606
	Warnermedia Holdings, Inc.
8,015,000	4.05%, 03/15/2029	7,403,077
5,100,000	5.14%, 03/15/2052	3,781,435
		16,803,161
	Food - 0.5%
4,430,000	Minerva Luxembourg SA 4.38%, 03/18/2031(4)	3,732,415
	Forest Products & Paper - 0.5%
4,170,000	Suzano Austria GmbH 3.75%, 01/15/2031	3,698,614
	Hand/Machine Tools - 0.7%
	Regal Rexnord Corp.
1,770,000	6.05%, 04/15/2028	1,809,364
3,450,000	6.30%, 02/15/2030	3,584,353
		5,393,717
	Healthcare - Products - 0.5%
3,560,000	Solventum Corp. 5.40%, 03/01/2029(1)	3,593,433
	Healthcare - Services - 1.9%
	Centene Corp.
2,090,000	2.45%, 07/15/2028	1,883,046
4,180,000	3.00%, 10/15/2030	3,654,240
3,525,000	Icon Investments Six DAC 5.85%, 05/08/2029	3,634,504
5,730,000	UnitedHealth Group, Inc. 4.80%, 01/15/2030	5,762,039
		14,933,829
	Insurance - 1.8%
	Global Atlantic Fin Co.
1,980,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(2)	1,854,650
5,520,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(2)	5,600,178
7,115,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(2)	6,655,532
		14,110,360
	Internet - 0.5%
3,870,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	4,095,153
	Investment Company Security - 2.2%
	Apollo Debt Solutions BDC
1,905,000	6.70%, 07/29/2031(1)	1,921,008
1,800,000	6.90%, 04/13/2029(1)	1,841,944
	Ares Capital Corp.
1,865,000	5.88%, 03/01/2029	1,866,054
3,765,000	5.95%, 07/15/2029	3,767,728
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Investment Company Security - 2.2% - (continued)
$ 3,830,000	Ares Strategic Income Fund 6.35%, 08/15/2029(1)	$ 3,848,478
3,670,000	New Mountain Finance Corp. 6.88%, 02/01/2029	3,658,580
		16,903,792
	Iron/Steel - 0.7%
7,040,000	CSN Resources SA 4.63%, 06/10/2031(4)	5,612,869
	IT Services - 0.2%
1,955,000	McAfee Corp. 7.38%, 02/15/2030(1)	1,823,870
	Leisure Time - 0.2%
1,780,000	Brunswick Corp. 5.85%, 03/18/2029	1,804,014
	Lodging - 0.7%
3,765,000	MGM China Holdings Ltd. 7.13%, 06/26/2031(1)	3,804,073
2,280,000	Studio City Finance Ltd. 5.00%, 01/15/2029(4)	2,031,495
		5,835,568
	Media - 3.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital
21,025,000	3.85%, 04/01/2061	12,642,037
5,505,000	6.10%, 06/01/2029	5,614,296
	Paramount Global
7,540,000	4.38%, 03/15/2043	5,255,681
3,630,000	4.95%, 01/15/2031	3,287,734
3,675,000	6.88%, 04/30/2036	3,573,476
		30,373,224
	Mining - 0.7%
1,995,000	AngloGold Ashanti Holdings PLC 3.38%, 11/01/2028	1,821,741
1,755,000	First Quantum Minerals Ltd. 9.38%, 03/01/2029(1)	1,845,483
2,250,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	1,865,250
		5,532,474
	Oil & Gas - 0.9%
2,245,000	Ecopetrol SA 4.63%, 11/02/2031	1,859,075
2,990,000	Occidental Petroleum Corp. 5.20%, 08/01/2029	3,007,679
1,840,000	Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	1,814,901
		6,681,655
	Packaging & Containers - 1.2%
1,875,000	Berry Global, Inc. 5.80%, 06/15/2031(1)	1,904,219
4,345,000	Owens-Brockway Glass Container, Inc. 7.38%, 06/01/2032(1)	4,295,345
3,214,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(4)	2,847,060
		9,046,624
	Pharmaceuticals - 0.7%
3,475,000	Bayer U.S. Finance LLC 6.25%, 01/21/2029(1)	3,603,696
2,115,000	Viatris, Inc. 2.70%, 06/22/2030	1,834,411
		5,438,107
	Pipelines - 3.2%
3,900,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	3,768,710
4,310,000	Enbridge, Inc. 5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	4,087,376
1,325,000	Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(1)	1,330,625
	Hess Midstream Operations LP
865,000	4.25%, 02/15/2030(1)	803,031
1,840,000	6.50%, 06/01/2029(1)	1,875,804
2,310,000	Kinder Morgan, Inc. 5.10%, 08/01/2029	2,326,001

50

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Pipelines - 3.2% - (continued)
$ 8,195,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	$ 7,589,229
3,050,000	Whistler Pipeline LLC 5.40%, 09/30/2029(1)	3,069,904
		24,850,680
	Real Estate Investment Trusts - 1.5%
	Brandywine Operating Partnership LP
1,855,000	4.55%, 10/01/2029	1,667,281
1,205,000	8.88%, 04/12/2029	1,279,751
1,109,000	Highwoods Realty LP 4.20%, 04/15/2029	1,036,494
1,935,000	Iron Mountain, Inc. 4.88%, 09/15/2029(1)	1,848,399
5,600,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	5,681,763
		11,513,688
	Retail - 0.9%
2,065,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	1,850,443
3,915,000	PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(1)	3,671,967
1,930,000	Staples, Inc. 10.75%, 09/01/2029(1)	1,870,268
		7,392,678
	Semiconductors - 0.2%
1,765,000	Foundry JV Holdco LLC 5.90%, 01/25/2030(1)	1,821,468
	Telecommunications - 0.2%
1,795,000	Iliad Holding SASU 8.50%, 04/15/2031(1)	1,865,484
	Water - 0.2%
1,905,000	Aegea Finance SARL 6.75%, 05/20/2029(4)	1,871,885
	Total Corporate Bonds (cost $367,419,927)	$ 373,471,028
U.S. GOVERNMENT SECURITIES - 37.7%
	U.S. Treasury Securities - 37.7%
	U.S. Treasury Bonds - 0.6%
4,610,000	4.63%, 05/15/2054	$ 4,806,645
	U.S. Treasury Notes - 37.1%
48,685,000	3.25%, 06/30/2029(6)	47,019,060
510,000	3.75%, 12/31/2028	504,243
13,880,000	3.75%, 12/31/2030	13,663,125
47,155,000	4.00%, 01/31/2029	47,112,634
27,525,000	4.00%, 07/31/2029	27,527,150
42,180,000	4.25%, 06/30/2029	42,628,163
49,555,000	4.38%, 05/15/2034	50,623,530
61,105,000	4.50%, 05/31/2029	62,432,124
		291,510,029
	Total U.S. Government Securities (cost $292,666,326)	$ 296,316,674
	Total Long-Term Investments (cost $660,086,253)	$ 669,787,702
SHORT-TERM INVESTMENTS - 10.7%
	U.S. Treasury Securities - 10.7%
	U.S. Treasury Bills - 10.7%
8,540,000	4.66%, 08/08/2024(7)	$ 8,531,279
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 10.7% - (continued)
	U.S. Treasury Securities - 10.7% - (continued)
	U.S. Treasury Bills - 10.7 - (continued)
$ 30,255,000	5.16%, 08/29/2024(7)		$ 30,131,435
30,280,000	5.17%, 08/29/2024(7)		30,156,227
14,825,000	5.17%, 08/29/2024(7)		14,764,350
	Total Short-Term Investments (cost $83,583,291)		$ 83,583,291
	Total Investments (cost $743,669,544)	96.0%	$ 753,370,993
	Other Assets and Liabilities	4.0%	31,740,179
	Net Assets	100.0%	$ 785,111,172
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $128,368,513, representing 16.4% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $32,930,823, representing 4.2% of net assets.
(5)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(6)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $144,867.
(7)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

51

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 373,471,028	$ —	$ 373,471,028	$ —
U.S. Government Securities	296,316,674	—	296,316,674	—
Short-Term Investments	83,583,291	—	83,583,291	—
Total	$ 753,370,993	$ —	$ 753,370,993	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
52

Hartford Emerging Markets Equity Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Brazil - 2.5%
33,500	Banco BTG Pactual SA	$ 193,141
893,200	Banco do Brasil SA	4,192,686
185,500	BRF SA*	690,687
73,700	Embraer SA*	570,847
99,700	Neoenergia SA	319,398
170,000	Porto Seguro SA	919,707
87,300	Santos Brasil Participacoes SA	202,346
84,200	Telefonica Brasil SA	722,142
258,400	TIM SA	799,027
74,500	Vibra Energia SA	305,052
		8,915,033
	Chile - 0.2%
231,872	Cencosud SA	428,601
38,177,500	Latam Airlines Group SA	472,621
		901,222
	China - 24.8%
823,100	Alibaba Group Holding Ltd.	8,099,487
1,428,400	Aluminum Corp. of China Ltd. Class H	799,596
131,700	Avary Holding Shenzhen Co. Ltd. Class A	681,004
1,829,000	BAIC Motor Corp. Ltd. Class H(1)	494,108
370,550	Baidu, Inc. Class A*	4,108,511
3,752,005	Bank of China Ltd. Class H	1,670,723
1,532,500	Baoshan Iron & Steel Co. Ltd. Class A	1,441,611
1,601,500	BOE Technology Group Co. Ltd. Class A	874,430
8,042,445	China Cinda Asset Management Co. Ltd. Class H	659,241
7,809,437	China CITIC Bank Corp. Ltd. Class H	4,673,404
2,357,800	China Feihe Ltd.(1)	1,067,826
684,100	China Medical System Holdings Ltd.	567,339
1,876,900	China Mengniu Dairy Co. Ltd.	3,140,603
1,825,700	China Minsheng Banking Corp. Ltd. Class H	647,047
2,708,200	China National Building Material Co. Ltd. Class H	897,582
777,800	China Resources Pharmaceutical Group Ltd.(1)	531,842
1,186,200	China Taiping Insurance Holdings Co. Ltd.	1,262,876
1,177,300	CITIC Ltd.	1,085,432
215,049	COSCO SHIPPING Holdings Co. Ltd. Class H	307,114
1,972,900	CSPC Pharmaceutical Group Ltd.	1,467,533
11,361	Daqo New Energy Corp. ADR*	199,158
118,300	Foxconn Industrial Internet Co. Ltd. Class A*	397,425
2,713,000	Geely Automobile Holdings Ltd.	2,756,563
83,700	GF Securities Co. Ltd. Class A	145,531
53,400	Giant Biogene Holding Co. Ltd.(1)	276,811
230,100	GoerTek, Inc. Class A	686,921
164,100	Gree Electric Appliances, Inc. of Zhuhai Class A	908,831
1,430,700	Guotai Junan Securities Co. Ltd. Class A	2,846,050
186,000	Hoyuan Green Energy Co. Ltd. Class A	407,348
629,200	Huatai Securities Co. Ltd. Class A	1,157,631
884,000	Industrial & Commercial Bank of China Ltd. Class A	715,635
84,309	iQIYI, Inc. ADR*	280,749
1,021,100	JD Logistics, Inc.*(1)	1,050,214
286,300	JD.com, Inc. Class A	3,775,037
180,900	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	264,257
309,800	Kuaishou Technology*(1)	1,735,095
1,255,600	Kunlun Energy Co. Ltd.	1,217,169
2,087,200	Lenovo Group Ltd.	2,703,362
127,800	Li Ning Co. Ltd.	238,042
133,700	Meituan Class B*(1)	1,851,298
42,800	NAURA Technology Group Co. Ltd. Class A	2,031,860
35,233	PDD Holdings, Inc. ADR*	4,541,181
641,800	People's Insurance Co. Group of China Ltd. Class H	215,942
99,900	Pop Mart International Group Ltd.(1)	530,023
94,200	Rockchip Electronics Co. Ltd. Class A	807,112
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	China - 24.8% - (continued)
392,100	SAIC Motor Corp. Ltd. Class A*	$ 796,412
210,700	Sanan Optoelectronics Co. Ltd. Class A	347,452
493,000	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	250,163
81,400	Shenzhen Goodix Technology Co. Ltd. Class A	707,732
234,600	Sinopharm Group Co. Ltd. Class H	550,264
42,267	TAL Education Group ADR*	423,515
264,380	Tencent Holdings Ltd.	12,200,200
25,000	Trip.com Group Ltd.*	1,067,292
19,193	Vipshop Holdings Ltd. ADR	261,793
295,300	Walvax Biotechnology Co. Ltd. Class A	473,249
131,200	Weichai Power Co. Ltd. Class A	250,985
88,200	Will Semiconductor Co. Ltd. Shanghai Class A	1,258,261
1,962,800	Wintime Energy Group Co. Ltd. Class A*(2)	299,158
23,500	Wuliangye Yibin Co. Ltd. Class A	412,877
39,857	Yum China Holdings, Inc.	1,205,276
1,013,400	Zhongsheng Group Holdings Ltd.	1,581,162
		88,302,345
	Colombia - 0.2%
16,487	Bancolombia SA ADR	549,347
	Greece - 0.5%
147,475	Alpha Services & Holdings SA	272,105
123,900	Eurobank Ergasias Services & Holdings SA Class A	283,888
129,400	National Bank of Greece SA	1,135,750
		1,691,743
	Hong Kong - 0.7%
6,584,900	Sino Biopharmaceutical Ltd.	2,361,340
	India - 18.1%
26,048	ABB India Ltd.	2,461,684
22,927	Bajaj Auto Ltd.	2,648,877
995,418	Bank of Baroda	3,021,705
808,200	Bharat Electronics Ltd.	3,058,138
61,121	Birlasoft Ltd.	494,782
122,600	CG Power & Industrial Solutions Ltd.	1,080,469
58,394	Chambal Fertilisers & Chemicals Ltd.	362,334
493,072	Coal India Ltd.	3,084,113
39,478	Colgate-Palmolive India Ltd.	1,611,109
25,518	Cummins India Ltd.	1,176,569
130,556	DLF Ltd.	1,389,952
85,800	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	732,187
20,000	HDFC Asset Management Co. Ltd.(1)	984,200
237,300	Hindalco Industries Ltd.	1,903,506
27,900	Hindustan Aeronautics Ltd.(3)	1,644,207
104,900	ICICI Bank Ltd.	1,529,071
58,300	Indian Bank	425,131
44,300	InterGlobe Aviation Ltd.*(1)	2,368,988
102,959	Kalyan Jewellers India Ltd.	714,107
17,800	Lupin Ltd.	407,324
12,700	Mahindra & Mahindra Ltd.	442,093
32,900	Muthoot Finance Ltd.	723,338
51,900	Natco Pharma Ltd.	846,740
143,456	NMDC Ltd.	415,362
200,700	Oil & Natural Gas Corp. Ltd.	801,792
93,450	Oil India Ltd.	645,494
21,900	PB Fintech Ltd.*	380,987
37,059	Phoenix Mills Ltd.	1,594,835
21,600	PI Industries Ltd.	1,144,707
190,344	Power Finance Corp. Ltd.	1,270,571
732,900	Punjab National Bank	1,088,869
8,500	Reliance Industries Ltd.	306,446
49,700	Shriram Finance Ltd.	1,743,662
5,716	Siemens Ltd.	488,075
562,500	Suzlon Energy Ltd.*	467,767

53

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	India - 18.1% - (continued)
27,800	Tata Consultancy Services Ltd.	$ 1,459,797
323,100	Tata Motors Ltd.	4,474,784
572,010	Tata Power Co. Ltd.	3,106,320
10,100	Torrent Power Ltd.	225,520
35,800	Trent Ltd.	2,502,008
132,600	United Spirits Ltd.	2,242,979
91,266	Varun Beverages Ltd.	1,721,887
174,000	Vedanta Ltd.	938,639
977,838	Zomato Ltd.*	2,689,062
106,076	Zydus Lifesciences Ltd.	1,582,098
		64,402,285
	Indonesia - 0.5%
6,755,200	Adaro Energy Indonesia Tbk. PT	1,337,745
716,100	Chandra Asri Pacific Tbk. PT	424,992
		1,762,737
	Malaysia - 1.5%
2,449,000	CIMB Group Holdings Bhd.	3,959,856
751,000	My EG Services Bhd.	162,038
896,670	RHB Bank Bhd.	1,114,576
		5,236,470
	Mexico - 2.4%
238,675	Cemex SAB de CV ADR	1,532,294
1,041,000	Fibra Uno Administracion SA de CV REIT	1,324,228
105,410	Gruma SAB de CV Class B	1,978,015
22,480	Grupo Aeroportuario del Sureste SAB de CV Class B	675,148
111,800	Grupo Mexico SAB de CV Class B	628,759
630,000	Kimberly-Clark de Mexico SAB de CV Class A	1,122,645
239,900	Prologis Property Mexico SA de CV REIT	801,426
14,841	Ternium SA ADR	514,686
		8,577,201
	Philippines - 0.1%
58,700	International Container Terminal Services, Inc.	357,979
	Poland - 1.8%
45,245	Bank Polska Kasa Opieki SA	1,832,925
2,200	Budimex SA	354,048
7,600	KGHM Polska Miedz SA	261,266
250,455	Powszechna Kasa Oszczednosci Bank Polski SA	3,722,118
1,933	Santander Bank Polska SA	254,728
		6,425,085
	Qatar - 0.1%
507,422	Barwa Real Estate Co.	387,234
	Romania - 0.3%
161,901	NEPI Rockcastle NV	1,224,269
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(2)	—
59,500	LUKOIL PJSC ADR*(2)	—
8,412	Novatek PJSC GDR*(2)	—
574	PhosAgro PJSC*(2)	—
89,080	PhosAgro PJSC GDR*(2)	—
432,620	Surgutneftegas PJSC ADR*(2)	—
		—
	Saudi Arabia - 2.5%
172,266	Arab National Bank	985,316
16,193	Astra Industrial Group	689,399
97,000	Bank AlBilad	950,727
52,600	Banque Saudi Fransi	518,718
1,958	Elm Co.	477,507
11,700	Leejam Sports Co. JSC	623,344
97,500	SABIC Agri-Nutrients Co.	3,059,398
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Saudi Arabia - 2.5% - (continued)
110,600	Saudi Awwal Bank	$ 1,157,242
89,900	Saudi Chemical Co. Holding	270,723
		8,732,374
	South Africa - 1.5%
74,300	Clicks Group Ltd.	1,444,184
141,515	Harmony Gold Mining Co. Ltd. ADR	1,375,526
98,300	Impala Platinum Holdings Ltd.	504,988
130,331	Investec Ltd.	1,017,601
225,900	MTN Group Ltd.	980,212
		5,322,511
	South Korea - 13.0%
9,305	Chong Kun Dang Pharmaceutical Corp.	757,875
197,663	DGB Financial Group, Inc.	1,175,261
30,714	Doosan Bobcat, Inc.	929,534
29,700	Hankook Tire & Technology Co. Ltd.	969,875
6,158	Hanmi Pharm Co. Ltd.	1,301,346
354,400	Hanwha Life Insurance Co. Ltd.	806,230
20,300	HD Hyundai Co. Ltd.	1,244,013
3,402	HD Hyundai Electric Co. Ltd.	769,844
79,512	Hyundai Engineering & Construction Co. Ltd.	1,942,712
4,400	Hyundai Glovis Co. Ltd.	391,634
23,800	Hyundai Rotem Co. Ltd.	848,428
82,500	Hyundai Steel Co.	1,669,331
29,527	Hyundai Wia Corp.	1,135,111
17,600	Industrial Bank of Korea	179,587
48,129	Kia Corp.	3,949,304
28,600	Korea Investment Holdings Co. Ltd.	1,536,573
7,497	Krafton, Inc.*	1,616,491
2,800	LG H&H Co. Ltd.	720,309
37,253	NAVER Corp.	4,751,337
9,800	Poongsan Corp.	418,038
74,200	Samsung E&A Co. Ltd.*	1,549,875
177,234	Samsung Electronics Co. Ltd.	10,928,642
33,063	SK Hynix, Inc.	4,742,011
154,977	Woori Financial Group, Inc.	1,783,818
		46,117,179
	Taiwan - 18.7%
76,334	Asia Vital Components Co. Ltd.	1,519,966
65,500	Asustek Computer, Inc.	918,551
1,848,500	Cathay Financial Holding Co. Ltd.	3,539,548
1,863,700	China Development Financial Holding Corp.	919,812
819,100	Compal Electronics, Inc.	793,639
5,224,300	CTBC Financial Holding Co. Ltd.	5,670,547
530,300	Eva Airways Corp.	558,894
74,800	International Games System Co. Ltd.	1,711,344
9,500	Lotes Co. Ltd.	409,226
156,900	MediaTek, Inc.	5,975,555
20,400	MPI Corp.	338,739
72,600	Pegatron Corp.	224,270
415,500	Pou Chen Corp.	458,639
600,600	Quanta Computer, Inc.	5,116,962
59,400	Raydium Semiconductor Corp.	680,807
246,600	SinoPac Financial Holdings Co. Ltd.	200,734
55,000	Sitronix Technology Corp.	418,841
1,233,676	Taiwan Semiconductor Manufacturing Co. Ltd.	35,987,920
1,069,000	Yuanta Financial Holding Co. Ltd.	1,072,505
		66,516,499
	Thailand - 3.1%
482,000	Bangkok Bank PCL	1,852,546
297,600	Bumrungrad Hospital PCL	2,053,853
716,200	Kasikornbank PCL	2,652,221
2,825,100	Krung Thai Bank PCL	1,426,618
600,800	PTT Exploration & Production PCL	2,472,615
14,156,200	TMBThanachart Bank PCL	671,173
		11,129,026

54

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.2% - (continued)
	Turkey - 0.6%
37,100	BIM Birlesik Magazalar AS		$ 700,713
68,800	Migros Ticaret AS		1,096,240
39,500	Ulker Biskuvi Sanayi AS*		200,018
			1,996,971
	United Arab Emirates - 3.0%
794,000	Abu Dhabi Commercial Bank PJSC		1,923,785
446,545	Abu Dhabi Islamic Bank PJSC		1,490,530
193,326	Aldar Properties PJSC		388,973
1,393,004	Emaar Properties PJSC		3,273,016
697,393	Emirates NBD Bank PJSC		3,626,569
			10,702,873
	United States - 0.1%
67,000	JBS SA*		399,431
	Total Common Stocks (cost $295,181,209)		$ 342,011,154
PREFERRED STOCKS - 1.8%
	Brazil - 1.8%
610,600	Cia Energetica de Minas Gerais (Preference Shares)(4)		$ 1,172,373
430,900	Gerdau SA (Preference Shares)(4)		1,391,094
652,100	Metalurgica Gerdau SA (Preference Shares)(4)		1,225,537
436,900	Petroleo Brasileiro SA (Preference Shares)(4)		2,889,674
	Total Preferred Stocks (cost $6,105,276)		$ 6,678,678
	Total Long-Term Investments (cost $301,286,485)		$ 348,689,832
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 620,889	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $620,981; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $633,429		$ 620,889
	Total Short-Term Investments (cost $620,889)		$ 620,889
	Total Investments (cost $301,907,374)	98.2%	$ 349,310,721
	Other Assets and Liabilities	1.8%	6,261,439
	Net Assets	100.0%	$ 355,572,160
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $10,890,405, representing 3.1% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of this security was $1,644,207, representing 0.5% of net assets.
(4)	Currently no rate available.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	60	09/20/2024	$ 3,289,500	$ 34,625
Total futures contracts				$ 34,625
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
55

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 8,915,033	$ 8,915,033	$ —	$ —
Chile	901,222	901,222	—	—
China	88,302,345	6,911,672	81,091,515	299,158
Colombia	549,347	549,347	—	—
Greece	1,691,743	1,135,750	555,993	—
Hong Kong	2,361,340	—	2,361,340	—
India	64,402,285	—	64,402,285	—
Indonesia	1,762,737	1,762,737	—	—
Malaysia	5,236,470	—	5,236,470	—
Mexico	8,577,201	8,577,201	—	—
Philippines	357,979	357,979	—	—
Poland	6,425,085	—	6,425,085	—
Qatar	387,234	—	387,234	—
Romania	1,224,269	1,224,269	—	—
Russia	—	—	—	—
Saudi Arabia	8,732,374	—	8,732,374	—
South Africa	5,322,511	3,837,311	1,485,200	—
South Korea	46,117,179	—	46,117,179	—
Taiwan	66,516,499	—	66,516,499	—
Thailand	11,129,026	8,656,411	2,472,615	—
Turkey	1,996,971	900,731	1,096,240	—
United Arab Emirates	10,702,873	8,779,088	1,923,785	—
United States	399,431	399,431	—	—
Preferred Stocks	6,678,678	6,678,678	—	—
Short-Term Investments	620,889	—	620,889	—
Futures Contracts(2)	34,625	34,625	—	—
Total	$ 349,345,346	$ 59,621,485	$ 289,424,703	$ 299,158

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
56

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.5%
	Argentina - 0.2%
$ 78,000	YPF SA 6.95%, 07/21/2027(1)	$ 71,878
	Brazil - 1.6%
200,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(1)	172,991
200,000	FS Luxembourg SARL 8.88%, 02/12/2031(2)	196,261
200,000	Minerva Luxembourg SA 4.38%, 03/18/2031(1)	168,507
		537,759
	Chile - 1.2%
200,000	AES Andes SA 6.30%, 03/15/2029(2)	203,314
200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	191,272
		394,586
	China - 1.8%
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)(3)	16,656
200,000	Far East Horizon Ltd. 4.25%, 10/26/2026(1)	192,259
200,000	Fortune Star BVI Ltd. 5.95%, 10/19/2025(1)	193,008
200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	177,604
		579,527
	Colombia - 1.0%
250,000	AI Candelaria Spain SA 5.75%, 06/15/2033(2)	203,907
155,000	Ecopetrol SA 4.63%, 11/02/2031	128,355
		332,262
	Croatia - 0.3%
EUR 100,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(4)	111,043
	Czech Republic - 0.7%
200,000	Ceska sporitelna AS 4.82%, 01/15/2030, (4.82% fixed rate until 01/15/2029; 3 mo. EURIBOR + 2.25% thereafter)(1)(4)	221,597
	Hong Kong - 1.0%
$ 200,000	Melco Resorts Finance Ltd. 5.75%, 07/21/2028(1)	187,308
200,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(1)(4)(5)	133,666
		320,974
	Hungary - 0.5%
EUR 135,000	OTP Bank Nyrt 5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(1)(4)	147,870
	India - 3.5%
$ 200,000	Adani Green Energy Ltd. 4.38%, 09/08/2024(1)	199,025
200,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(1)	188,991
200,000	Muthoot Finance Ltd. 7.13%, 02/14/2028(2)	203,239
200,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(1)(4)(5)	199,232
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.5% - (continued)
	India - 3.5% - (continued)
EUR 150,000	Power Finance Corp. Ltd. 1.84%, 09/21/2028(1)	$ 147,289
$ 200,000	SAEL Ltd. 7.80%, 07/31/2031(2)	201,924
		1,139,700
	Indonesia - 1.2%
200,000	Krakatau Posco PT 6.38%, 06/11/2029(1)	203,709
200,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	191,250
		394,959
	Israel - 0.4%
	Energean Israel Finance Ltd.
125,000	5.88%, 03/30/2031(1)	106,914
20,000	8.50%, 09/30/2033(1)	19,081
		125,995
	Kuwait - 0.6%
200,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(4)	202,822
	Macau - 1.1%
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	178,202
200,000	Wynn Macau Ltd. 5.50%, 10/01/2027(2)	190,899
		369,101
	Mexico - 2.2%
MXN 2,000,000	America Movil SAB de CV 9.50%, 01/27/2031	99,834
$ 200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(4)	211,222
200,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(1)	207,951
200,000	Trust Fibra Uno 7.38%, 02/13/2034(2)	199,488
		718,495
	Morocco - 0.5%
200,000	OCP SA 5.13%, 06/23/2051(1)	153,928
	Netherlands - 0.5%
200,000	VEON Holdings BV 3.38%, 11/25/2027(2)	162,400
	Nigeria - 0.5%
200,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	178,228
	Oman - 0.6%
200,000	Lamar Funding Ltd. 3.96%, 05/07/2025(1)	196,977
	Peru - 1.7%
	Banco de Credito del Peru SA
20,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(4)	19,388
60,000	5.85%, 01/11/2029(2)	61,142
200,000	Kallpa Generacion SA 4.88%, 05/24/2026(1)	196,800
110,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(2)	112,459
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(1)	177,166
		566,955
	Philippines - 0.5%
200,000	Globe Telecom, Inc. 3.00%, 07/23/2035(1)	156,051

57

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.5% - (continued)
	Poland - 0.6%
EUR 100,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(1)(4)	$ 110,788
100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(4)	99,316
		210,104
	Qatar - 0.9%
$ 290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	283,583
	Romania - 0.7%
EUR 100,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(1)(4)	113,692
100,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(4)	114,426
		228,118
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(3)(6)	—
	Saudi Arabia - 1.1%
200,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	172,072
200,000	TMS Issuer SARL 5.78%, 08/23/2032(1)	204,062
		376,134
	Singapore - 1.2%
200,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 yr. USD CMT + 1.45% thereafter)(2)(4)	192,207
200,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(1)	197,239
		389,446
	Slovakia - 0.3%
EUR 100,000	Tatra Banka AS 4.97%, 04/29/2030, (4.97% fixed rate until 04/29/2029; 3 mo. EURIBOR + 2.10% thereafter)(1)(4)	110,839
	Slovenia - 0.4%
100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(4)	113,392
	South Africa - 0.5%
$ 200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	165,800
	South Korea - 1.1%
200,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(1)	202,615
200,000	SK Hynix, Inc. 2.38%, 01/19/2031(1)	168,550
		371,165
	Supranational - 1.2%
INR 8,900,000	Asian Infrastructure Investment Bank 7.00%, 03/01/2029(1)	105,580
	European Bank for Reconstruction & Development
ZAR 2,000,000	0.00%, 05/30/2036(7)	27,025
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.5% - (continued)
	Supranational - 1.2% - (continued)
INR 2,000,000	6.75%, 03/14/2031	$ 23,655
7,000,000	Inter-American Development Bank 7.35%, 10/06/2030	84,859
CNY 1,000,000	International Bank for Reconstruction & Development 2.75%, 01/19/2027	139,747
		380,866
	Turkey - 1.2%
$ 200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(2)	206,000
175,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(2)	173,469
		379,469
	Ukraine - 0.4%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	144,478
	United Arab Emirates - 2.3%
200,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(1)(4)(5)	198,600
200,000	Esic Sukuk Ltd. 5.83%, 02/14/2029(1)	201,688
200,000	First Abu Dhabi Bank PJSC 6.32%, 04/04/2034, (6.32% fixed rate until 10/04/2028; 5 yr. USD CMT + 1.70% thereafter)(1)(4)	204,493
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	165,091
		769,872
	Total Corporate Bonds (cost $11,309,505)	$ 11,006,373
FOREIGN GOVERNMENT OBLIGATIONS - 60.8%
	Argentina - 0.0%
ARS 5,840,763	Argentine Bonos del Tesoro 15.50%, 10/17/2026	$ 3,839
	Brazil - 2.1%
BRL 1,621,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2026(7)	245,007
	Brazil Notas do Tesouro Nacional
2,061,000	10.00%, 01/01/2027	351,500
484,000	10.00%, 01/01/2033	77,400
118,000	10.00%, 01/01/2035	18,671
		692,578
	Bulgaria - 0.4%
EUR 130,000	Bulgaria Government International Bonds 0.38%, 09/23/2030(1)	117,267
	Chile - 2.1%
CLP 75,157,900	Bonos de la Tesoreria de la Republica 3.40%, 10/01/2039(1)(8)	87,193
	Bonos de la Tesoreria de la Republica en pesos
175,000,000	4.70%, 09/01/2030(1)	174,357
55,000,000	5.00%, 10/01/2028(1)	56,888
55,000,000	5.00%, 03/01/2035	53,938
45,000,000	5.80%, 10/01/2034(1)	47,004
250,000,000	6.00%, 04/01/2033(1)	264,489
		683,869
	China - 3.0%
	China Government Bonds
CNY 630,000	2.27%, 05/25/2034	88,216
650,000	2.35%, 02/25/2034	91,374

58

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 60.8% - (continued)
	China - 3.0% - (continued)
CNY 700,000	2.62%, 04/15/2028	$ 99,677
590,000	2.62%, 06/25/2030	84,592
1,790,000	2.80%, 03/25/2030	258,567
390,000	2.88%, 02/25/2033	57,271
290,000	3.01%, 05/13/2028	41,966
310,000	3.25%, 06/06/2026	44,280
1,090,000	3.28%, 12/03/2027	158,724
330,000	3.81%, 09/14/2050	57,806
		982,473
	Colombia - 4.9%
	Colombia TES
COP 179,100,000	5.75%, 11/03/2027	39,788
1,427,800,000	7.00%, 03/26/2031	296,839
981,200,000	7.25%, 10/18/2034	189,883
408,000,000	7.50%, 08/26/2026	98,243
566,000,000	7.75%, 09/18/2030	125,285
991,000,000	9.25%, 05/28/2042	201,466
2,381,100,000	13.25%, 02/09/2033	668,780
		1,620,284
	Czech Republic - 4.2%
	Czech Republic Government Bonds
CZK 8,750,000	0.05%, 11/29/2029	310,242
2,940,000	0.95%, 05/15/2030(1)	108,039
680,000	1.20%, 03/13/2031	24,844
1,210,000	1.50%, 04/24/2040	36,728
1,780,000	1.75%, 06/23/2032	65,761
560,000	1.95%, 07/30/2037	19,112
1,220,000	2.00%, 10/13/2033	44,900
850,000	2.75%, 07/23/2029	34,871
660,000	4.20%, 12/04/2036(1)	28,973
3,000,000	4.50%, 11/11/2032	134,494
5,440,000	4.90%, 04/14/2034	251,835
6,810,000	5.00%, 09/30/2030	312,346
		1,372,145
	Dominican Republic - 0.3%
$ 110,000	Dominican Republic International Bonds 5.95%, 01/25/2027(1)	110,067
	Hungary - 1.8%
	Hungary Government Bonds
HUF 68,160,000	2.25%, 04/20/2033	138,400
59,420,000	3.00%, 10/27/2038	111,586
33,830,000	3.25%, 10/22/2031	77,859
52,370,000	7.00%, 10/24/2035	150,210
EUR 100,000	Magyar Export-Import Bank Zrt 6.00%, 05/16/2029(1)	114,697
		592,752
	India - 0.7%
	India Government Bonds
INR 11,240,000	7.18%, 08/14/2033	135,627
8,090,000	7.30%, 06/19/2053	98,881
		234,508
	Indonesia - 4.8%
	Indonesia Treasury Bonds
IDR 1,026,000,000	5.13%, 04/15/2027	60,642
140,000,000	6.13%, 05/15/2028	8,438
2,882,000,000	6.38%, 08/15/2028	174,974
2,238,000,000	6.38%, 04/15/2032	133,428
1,207,000,000	6.50%, 02/15/2031	72,725
899,000,000	6.63%, 05/15/2033	53,943
4,689,000,000	6.63%, 02/15/2034	281,951
2,100,000,000	6.88%, 04/15/2029	129,778
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 60.8% - (continued)
	Indonesia - 4.8% - (continued)
IDR 489,000,000	7.00%, 05/15/2027	$ 30,368
1,480,000,000	7.00%, 02/15/2033	91,294
791,000,000	7.13%, 06/15/2038	48,911
185,000,000	7.13%, 06/15/2042	11,376
651,000,000	7.13%, 06/15/2043	40,199
209,000,000	7.50%, 06/15/2035	13,335
1,412,000,000	7.50%, 05/15/2038	89,872
1,051,000,000	8.25%, 06/15/2032	69,403
1,412,000,000	8.38%, 03/15/2034	95,336
1,774,000,000	8.38%, 04/15/2039	121,861
495,000,000	8.75%, 05/15/2031	33,411
		1,561,245
	Malaysia - 7.6%
	Malaysia Government Bonds
MYR 839,000	3.50%, 05/31/2027	183,176
255,000	3.76%, 05/22/2040	54,188
564,000	3.83%, 07/05/2034	123,894
1,085,000	3.88%, 03/14/2025	237,102
446,000	3.89%, 08/15/2029	98,560
350,000	3.90%, 11/30/2026	77,252
260,000	3.91%, 07/15/2026	57,243
1,056,000	3.96%, 09/15/2025	231,697
178,000	4.46%, 03/31/2053	40,656
810,000	4.64%, 11/07/2033	188,789
225,000	4.70%, 10/15/2042	53,322
402,000	4.76%, 04/07/2037	95,271
660,000	4.89%, 06/08/2038	158,820
	Malaysia Government Investment Issue
958,000	3.47%, 10/15/2030	205,949
700,000	3.66%, 10/15/2024	152,509
455,000	3.73%, 03/31/2026	99,643
1,505,000	4.13%, 08/15/2025	330,492
340,000	4.13%, 07/09/2029	75,881
210,000	4.25%, 09/30/2030	47,135
		2,511,579
	Mexico - 8.4%
	Mexico Bonos
MXN 13,171,200	5.50%, 03/04/2027	635,812
9,741,000	7.50%, 05/26/2033	452,332
1,555,400	7.75%, 11/23/2034	72,559
4,416,200	7.75%, 11/13/2042	192,493
447,800	8.00%, 05/24/2035	20,894
2,362,600	8.00%, 11/07/2047	104,200
1,765,200	8.00%, 07/31/2053	76,902
1,644,800	8.50%, 05/31/2029	84,052
5,293,500	10.00%, 11/20/2036	288,796
19,091,820	Mexico Cetes 0.00%, 06/11/2026(7)	839,892
		2,767,932
	Morocco - 0.4%
EUR 115,000	Morocco Government International Bonds 1.38%, 03/30/2026(1)	118,573
	North Macedonia - 0.3%
100,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	105,256
	Peru - 2.5%
	Peru Government Bonds
PEN 50,000	5.40%, 08/12/2034	11,915
272,000	6.15%, 08/12/2032	70,667
35,000	6.90%, 08/12/2037	9,098
1,354,000	6.95%, 08/12/2031	374,212

59

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 60.8% - (continued)
	Peru - 2.5% - (continued)
PEN 370,000	7.30%, 08/12/2033(1)	$ 102,356
885,000	7.60%, 08/12/2039(1)	241,828
		810,076
	Poland - 2.6%
	Republic of Poland Government Bonds
PLN 640,000	1.25%, 10/25/2030	127,949
1,072,000	1.75%, 04/25/2032	210,773
89,000	2.75%, 04/25/2028	20,701
70,000	2.75%, 10/25/2029	15,742
175,000	5.00%, 10/25/2034	42,708
145,000	5.86%, 11/25/2026, 6 mo. PLN WIBOR + 0.00%(9)	36,595
450,000	5.86%, 11/25/2029, 6 mo. PLN WIBOR + 0.00%(9)	110,811
1,060,000	7.50%, 07/25/2028	289,579
		854,858
	Romania - 3.4%
	Romania Government Bonds
RON 255,000	3.65%, 07/28/2025	54,348
1,880,000	3.65%, 09/24/2031	340,729
150,000	3.70%, 11/25/2024	32,409
255,000	4.75%, 10/11/2034	47,578
190,000	4.85%, 07/25/2029	38,685
775,000	5.00%, 02/12/2029	159,762
340,000	5.80%, 07/26/2027	73,171
240,000	6.70%, 02/25/2032	52,334
925,000	8.00%, 04/29/2030	214,392
425,000	8.75%, 10/30/2028	100,593
		1,114,001
	South Africa - 4.6%
	Republic of South Africa Government Bonds
ZAR 1,370,000	6.25%, 03/31/2036	52,002
371,770	6.50%, 02/28/2041	13,040
6,166,000	8.25%, 03/31/2032	304,161
10,026,000	8.50%, 01/31/2037	448,493
3,773,000	8.75%, 01/31/2044	161,610
3,980,000	8.88%, 02/28/2035	190,275
6,350,000	9.00%, 01/31/2040	285,867
1,180,000	11.63%, 03/31/2053	65,458
		1,520,906
	Supranational - 0.6%
PLN 200,000	Asian Development Bank 0.00%, 07/30/2030(7)	35,698
INR 13,800,000	European Bank for Reconstruction & Development 6.88%, 07/30/2031(1)	164,633
		200,331
	Thailand - 4.1%
	Thailand Government Bonds
THB 1,500,000	0.75%, 09/17/2024	41,993
3,777,000	1.60%, 12/17/2029	101,733
1,102,000	2.00%, 12/17/2031	29,933
1,166,000	2.00%, 06/17/2042	28,501
5,955,000	2.13%, 12/17/2026	166,270
2,065,000	2.88%, 12/17/2028	59,241
735,000	2.88%, 06/17/2046	19,446
4,840,000	3.30%, 06/17/2038	143,216
8,222,000	3.35%, 06/17/2033	244,751
4,402,000	3.40%, 06/17/2036	131,702
3,035,000	3.45%, 06/17/2043	89,874
4,225,000	3.65%, 06/20/2031	127,520
Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 60.8% - (continued)
	Thailand - 4.1% - (continued)
THB 2,970,000	3.78%, 06/25/2032		$ 90,699
1,770,000	4.88%, 06/22/2029		55,399
			1,330,278
	Turkey - 1.5%
	Turkiye Government Bonds
TRY 12,352,712	26.20%, 10/05/2033		367,492
4,285,500	31.08%, 11/08/2028		134,610
			502,102
	Uruguay - 0.5%
	Uruguay Government International Bonds
UYU 2,577,000	8.50%, 03/15/2028(1)		62,551
3,873,500	9.75%, 07/20/2033		96,501
			159,052
	Total Foreign Government Obligations (cost $20,314,425)		$ 19,965,971
	Total Long-Term Investments (cost $31,623,930)		$ 30,972,344
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 95,153	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $95,167; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $97,089		$ 95,153
	Total Short-Term Investments (cost $95,153)		$ 95,153
	Total Investments Excluding Purchased Options (cost $31,719,083)	94.6%	$ 31,067,497
	Total Purchased Options (cost $127,042)	0.3%	$ 106,813
	Total Investments (cost $31,846,125)	94.9%	$ 31,174,310
	Other Assets and Liabilities	5.1%	1,682,409
	Net Assets	100.0%	$ 32,856,719
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

60

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $9,686,316, representing 29.5% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $2,720,753, representing 8.3% of net assets.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Investment valued using significant unobservable inputs.
(7)	Security is a zero-coupon bond.
(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.

OTC Option Contracts Outstanding at July 31, 2024
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put HUF	DEUT	398.15	EUR	01/29/2025	602,000	EUR	602,000	$ 13,210	$ 12,643	$ 567
Call USD vs. Put BRL	MSC	6.14	USD	12/30/2024	162,000	USD	162,000	2,393	2,806	(413)
Call USD vs. Put BRL	BCLY	5.65	USD	01/02/2025	162,000	USD	162,000	6,754	7,841	(1,087)
Call USD vs. Put COP	MSC	3,920.00	USD	11/21/2024	332,000	USD	332,000	18,945	11,261	7,684
Call USD vs. Put INR	GSC	83.49	USD	09/04/2024	685,000	USD	685,000	3,083	5,669	(2,586)
Call USD vs. Put PLN	BCLY	3.94	USD	01/17/2025	332,000	USD	332,000	9,534	9,067	467
Call USD vs. Put ZAR	BOA	19.23	USD	10/17/2024	244,000	USD	244,000	2,136	10,579	(8,443)
Call USD vs. Put ZAR	BOA	18.84	USD	12/04/2024	163,000	USD	163,000	3,526	6,877	(3,351)
Call USD vs. Put ZAR	BOA	18.20	USD	12/20/2024	163,000	USD	163,000	6,284	6,726	(442)
Total Call								$ 65,865	$ 73,469	$ (7,604)
Put
Call BRL vs. Put USD	BCLY	5.65	USD	01/02/2025	162,000	USD	162,000	$ 4,604	$ 5,273	$ (669)
Call COP vs. Put USD	MSC	3,920.00	USD	11/21/2024	332,000	USD	332,000	3,300	11,260	(7,960)
Call INR vs. Put USD	GSC	83.49	USD	09/04/2024	685,000	USD	685,000	575	5,669	(5,094)
Call PLN vs. Put EUR	BCLY	4.20	EUR	10/11/2024	308,000	EUR	308,000	416	1,754	(1,338)
Call PLN vs. Put USD	BCLY	3.94	USD	01/17/2025	332,000	USD	332,000	6,512	8,337	(1,825)
Call ZAR vs. Put USD	BOA	19.23	USD	10/17/2024	244,000	USD	244,000	13,882	9,278	4,604
Call ZAR vs. Put USD	BOA	18.84	USD	12/04/2024	163,000	USD	163,000	7,358	6,058	1,300
Call ZAR vs. Put USD	BOA	18.20	USD	12/20/2024	163,000	USD	163,000	4,301	5,944	(1,643)
Total Put								$ 40,948	$ 53,573	$ (12,625)
Total purchased OTC option contracts								$ 106,813	$ 127,042	$ (20,229)
Written option contracts:
Call
Call USD vs. Put CLP	MSC	900.50	USD	11/21/2024	(332,000)	USD	(332,000)	$ (18,069)	$ (12,533)	$ (5,536)
Call USD vs. Put MXN	UBS	18.28	USD	12/04/2024	(163,000)	USD	(163,000)	(8,124)	(5,840)	(2,284)
Call USD vs. Put MXN	BCLY	18.87	USD	12/20/2024	(163,000)	USD	(163,000)	(6,059)	(6,577)	518
Call USD vs. Put THB	BOA	36.36	USD	10/17/2024	(488,000)	USD	(488,000)	(2,135)	(10,786)	8,651
Call USD vs. Put THB	BOA	35.65	USD	01/17/2025	(399,000)	USD	(399,000)	(5,920)	(8,712)	2,792
Total Call								$ (40,307)	$ (44,448)	$ 4,141
Puts
Call BRL vs. Put USD	MSC	5.32	USD	12/30/2024	(162,000)	USD	(162,000)	$ (1,324)	$ (2,217)	$ 893
Call CLP vs. Put USD	MSC	900.50	USD	11/21/2024	(332,000)	USD	(332,000)	(3,780)	(12,533)	8,753
Call MXN vs. Put USD	UBS	18.28	USD	12/04/2024	(163,000)	USD	(163,000)	(2,644)	(5,841)	3,197
Call MXN vs. Put USD	BCLY	18.87	USD	12/20/2024	(163,000)	USD	(163,000)	(5,173)	(5,822)	649
Call THB vs. Put USD	BOA	36.36	USD	10/17/2024	(488,000)	USD	(488,000)	(15,819)	(10,003)	(5,816)
61

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

OTC Option Contracts Outstanding at July 31, 2024 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written – (continued):
Puts – (continued):
Call THB vs. Put USD	BOA	35.65	USD	01/17/2025	(399,000)	USD	(399,000)	$ (11,856)	$ (8,167)	$ (3,689)
Total puts								$ (40,596)	$ (44,583)	$ 3,987
Total Written Option Contracts OTC option contracts								$ (80,903)	$ (89,031)	$ 8,128

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-BUND Future	1	09/06/2024	$ 144,730	$ 3,733
U.S. Treasury 2-Year Note Future	6	09/30/2024	1,232,203	3,836
U.S. Treasury 5-Year Note Future	5	09/30/2024	539,453	4,275
U.S. Treasury 10-Year Ultra Future	1	09/19/2024	115,578	342
U.S. Treasury Long Bond Future	4	09/19/2024	483,125	12,807
U.S. Treasury Ultra Bond Future	3	09/19/2024	383,906	7,592
Total				$ 32,585
Short position contracts:
Euro-BOBL Future	(10)	09/06/2024	$ (1,271,752)	$ (18,720)
Euro-Schatz Future	(5)	09/06/2024	(573,998)	(4,496)
U.S. Treasury 10-Year Note Future	(10)	09/19/2024	(1,118,125)	(15,780)
Total				$ (38,996)
Total futures contracts				$ (6,411)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
CBK	BZDIOVRA	12.63% Fixed	BRL	1,204,241	01/02/2026	At Maturity	$ —	$ —	$ 5,146	$ 5,146
Total OTC interest rate swap contracts							$ —	$ —	$ 5,146	$ 5,146

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	310,000	(1.00%)	06/20/2029	Quarterly	$ 9,323	$ —	$ 8,509	$ (814)
iTraxx-Asia ex-Japan.IG.S41	USD	599,000	(1.00%)	06/20/2029	Quarterly	1,032	—	(1,849)	(2,881)
Total centrally cleared credit default swap contracts						$ 10,355	$ —	$ 6,660	$ (3,695)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

62

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	10.56% Fixed	MXN	5,360,000	06/19/2026	Monthly	$ —	$ —	$ 2,076	$ 2,076
1 Mo. MXN TIIE	9.70% Fixed	MXN	2,229,000	05/14/2027	Monthly	—	(2)	(245)	(243)
8.50% Fixed	1 Mo. MXN TIIE	MXN	665,000	11/30/2027	Lunar	—	—	1,167	1,167
8.76% Fixed	1 Mo. MXN TIIE	MXN	5,550,000	08/02/2028	Lunar	—	—	7,443	7,443
8.88% Fixed	1 Mo. MXN TIIE	MXN	5,585,000	08/09/2028	Lunar	—	—	6,104	6,104
9.36% Fixed	1 Mo. MXN TIIE	MXN	8,965,000	09/06/2028	Lunar	—	—	1,395	1,395
1 Mo. MXN TIIE	9.02% Fixed	MXN	500,000	09/01/2033	Lunar	—	—	(394)	(394)
1 Mo. MXN TIIE	9.64% Fixed	MXN	265,000	09/21/2033	Lunar	—	—	344	344
1 Mo. MXN TIIE	9.43% Fixed	MXN	2,695,000	10/03/2033	Lunar	—	—	1,658	1,658
1 Mo. MXN TIIE	8.78% Fixed	MXN	1,555,000	11/21/2033	Monthly	—	—	(2,551)	(2,551)
1 Mo. MXN TIIE	8.51% Fixed	MXN	1,430,000	12/08/2033	Monthly	—	—	(3,730)	(3,730)
1 Mo. MXN TIIE	8.60% Fixed	MXN	2,235,000	12/22/2033	Monthly	6	—	(5,018)	(5,024)
1 Mo. MXN TIIE	10.22% Fixed	MXN	690,000	06/01/2034	Monthly	—	—	2,372	2,372
1 Mo. MXN TIIE	10.16% Fixed	MXN	500,000	06/01/2034	Monthly	—	—	1,602	1,602
1 Mo. MXN TIIE	10.15% Fixed	MXN	495,000	06/01/2034	Monthly	—	—	1,578	1,578
12 Mo. USD SOFR	5.34% Fixed	USD	12,171,500	09/18/2024	Annual	54	—	(99)	(153)
3.86% Fixed	3 Mo. CZK PRIBO	CZK	25,820,000	09/18/2025	Annual	—	—	(1,827)	(1,827)
3 Mo. PLN WIBOR	5.53% Fixed	PLN	4,485,000	09/18/2025	Quarterly	—	—	(1,242)	(1,242)
8.70% Fixed	3 Mo. ZAR JIBAR	ZAR	14,440,000	09/18/2029	Quarterly	—	—	(33,081)	(33,081)
3 Mo. ZAR JIBAR	9.31% Fixed	ZAR	2,355,000	09/18/2031	Quarterly	—	—	7,805	7,805
3 Mo. ZAR JIBAR	9.91% Fixed	ZAR	9,420,000	09/18/2034	Quarterly	—	—	39,782	39,782
3 Mo. ZAR JIBAR	9.13% Fixed	ZAR	1,307,000	09/18/2034	Quarterly	—	—	1,744	1,744
4.84% Fixed	6 Mo. CLP CLICP	CLP	549,265,000	09/23/2029	Semi-Annual	233	—	5,768	5,535
6 Mo. EUR EURIBOR	3.25% Fixed	EUR	1,556,000	09/18/2026	Semi-Annual	2,608	—	15,578	12,970
2.94% Fixed	6 Mo. EUR EURIBOR	EUR	1,291,000	09/18/2029	Annual	—	(5,750)	(26,203)	(20,453)
6 Mo. EUR EURIBOR	2.88% Fixed	EUR	347,000	09/18/2034	Semi-Annual	2,743	—	10,231	7,488
6.38% Fixed	6 Mo. HUF BIBOR	HUF	67,870,000	09/18/2029	Annual	—	—	(6,821)	(6,821)
6 Mo. HUF BIBOR	6.44% Fixed	HUF	76,219,000	09/18/2031	Semi-Annual	—	—	9,540	9,540
6 Mo. HUF BIBOR	6.61% Fixed	HUF	62,460,000	09/18/2034	Semi-Annual	—	—	10,012	10,012
5.01% Fixed	6 Mo. PLN WIBOR	PLN	4,405,000	09/18/2029	Annual	—	—	(17,304)	(17,304)
6 Mo. PLN WIBOR	5.06% Fixed	PLN	845,000	09/18/2031	Semi-Annual	—	—	5,067	5,067
6 Mo. PLN WIBOR	5.15% Fixed	PLN	395,000	09/18/2031	Semi-Annual	—	—	2,868	2,868
6 Mo. PLN WIBOR	5.18% Fixed	PLN	1,010,000	09/18/2034	Semi-Annual	—	—	8,793	8,793
6 Mo. PLN WIBOR	5.27% Fixed	PLN	634,000	09/18/2034	Semi-Annual	—	—	6,661	6,661
BZDIOVRA	12.16% Fixed	BRL	570,730	01/02/2026	At Maturity	—	—	959	959
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	(3,911)	(3,911)
BZDIOVRA	11.73% Fixed	BRL	492,505	01/04/2027	At Maturity	—	—	(80)	(80)
BZDIOVRA	10.44% Fixed	BRL	214,602	01/04/2027	At Maturity	—	—	(1,444)	(1,444)
BZDIOVRA	10.47% Fixed	BRL	197,766	07/01/2027	At Maturity	—	—	(1,648)	(1,648)
BZDIOVRA	10.19% Fixed	BRL	754,574	01/03/2028	At Maturity	—	—	(7,345)	(7,345)
BZDIOVRA	12.17% Fixed	BRL	989,530	01/02/2029	At Maturity	—	—	2,495	2,495
BZDIOVRA	11.85% Fixed	BRL	550,024	01/02/2029	At Maturity	—	—	(84)	(84)
BZDIOVRA	10.60% Fixed	BRL	281,837	01/02/2029	At Maturity	—	—	(3,402)	(3,402)
Total centrally cleared interest rate swaps contracts						$ 5,644	$ (5,752)	$ 36,613	$ 36,721

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
310,000	BRL	56,032	USD	SCB	09/04/2024	$ (1,421)
715,000	BRL	127,383	USD	CBK	09/04/2024	(1,426)
245,000	BRL	47,284	USD	JPM	09/04/2024	(4,124)
965,000	BRL	176,047	USD	BNP	09/04/2024	(6,049)
635,000	BRL	120,912	USD	DEUT	09/04/2024	(9,049)
2,342,000	BRL	430,589	USD	MSC	09/04/2024	(18,016)
12,367,000	BRL	2,376,217	USD	GSC	09/04/2024	(197,608)
873,000	BRL	170,441	USD	GSC	10/03/2024	(17,148)
420,000	BRL	73,993	USD	MSC	01/02/2025	(1,010)
110,000	CAD	80,140	USD	BCLY	09/18/2024	(353)
32,600,000	CLP	35,326	USD	JPM	09/23/2024	(727)
59,500,000	CLP	65,691	USD	GSC	09/23/2024	(2,544)
137,298,000	CLP	149,006	USD	MSC	09/23/2024	(3,291)
20,401,000	CLP	22,543	USD	MSC	11/25/2024	(908)
63

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
16,365,912	CNH	2,265,335	USD	CBK	09/19/2024	$ 9,308
822,000	CNH	113,806	USD	BOA	09/19/2024	441
375,000	CNH	51,847	USD	JPM	09/19/2024	273
234,000	CNH	32,541	USD	BCLY	09/19/2024	(18)
992,632,000	COP	238,342	USD	CBK	09/18/2024	4,985
185,333,000	COP	43,845	USD	UBS	09/18/2024	1,586
212,300,000	COP	51,983	USD	BNP	09/18/2024	58
122,200,000	COP	29,947	USD	GSC	09/18/2024	8
308,700,000	COP	76,715	USD	MSC	09/18/2024	(1,042)
1,132,000	CZK	48,230	USD	BCLY	09/18/2024	41
1,460,000	CZK	62,770	USD	JPM	09/18/2024	(512)
5,251,000	CZK	225,487	USD	MSC	09/18/2024	(1,574)
19,216,000	CZK	831,250	USD	DEUT	09/18/2024	(11,841)
3,770,000	EGP	76,000	USD	CBK	10/15/2024	(563)
1,885,000	EGP	36,146	USD	JPM	10/22/2024	1,494
1,885,000	EGP	37,033	USD	CBK	10/29/2024	528
2,627,000	EUR	2,824,456	USD	DEUT	09/18/2024	25,178
103,000	EUR	110,521	USD	GSC	09/18/2024	1,209
69,000	EUR	74,240	USD	SGG	09/18/2024	607
84,419	EUR	91,505	USD	SSG	09/18/2024	67
103,000	EUR	111,835	USD	MSC	09/18/2024	(106)
102,000	EUR	111,075	USD	BNP	09/18/2024	(431)
75,000	EUR	81,874	USD	CBK	09/18/2024	(518)
107,000	EUR	117,367	USD	JPM	09/18/2024	(1,299)
79,000	EUR	86,481	USD	BCLY	10/15/2024	(672)
3,972,000	HUF	10,963	USD	MSC	08/13/2024	(59)
253,040,000	HUF	681,048	USD	MSC	09/18/2024	12,902
58,700,000	HUF	158,161	USD	BOA	09/18/2024	2,821
29,400,000	HUF	79,898	USD	DEUT	09/18/2024	730
27,340,000	HUF	74,976	USD	GSC	09/18/2024	2
21,100,000	HUF	58,060	USD	BCLY	09/18/2024	(194)
98,977,000	HUF	271,445	USD	DEUT	01/31/2025	(741)
27,831,890,000	IDR	1,702,881	USD	JPM	09/18/2024	8,187
1,575,000,000	IDR	96,397	USD	BCLY	09/18/2024	432
925,000,000	IDR	56,940	USD	BOA	09/18/2024	(72)
765,000,000	IDR	47,356	USD	MSC	09/18/2024	(325)
604,000,000	IDR	37,467	USD	DEUT	09/18/2024	(334)
14,300,000	INR	170,787	USD	JPM	09/18/2024	(248)
72,772,000	INR	868,602	USD	CBK	09/18/2024	(742)
33,660,000	INR	402,581	USD	MSC	09/18/2024	(1,160)
205,490,000	KRW	150,479	USD	JPM	09/19/2024	(181)
72,000,000	KZT	156,443	USD	GSC	09/18/2024	(6,632)
33,900,000	KZT	72,459	USD	JPM	12/18/2024	(3,367)
960,000	MXN	50,754	USD	GSC	09/18/2024	381
202,000	MXN	10,692	USD	SGG	09/18/2024	68
2,710,000	MXN	146,111	USD	BNP	09/18/2024	(1,762)
2,806,000	MXN	152,135	USD	BOA	09/18/2024	(2,674)
3,700,000	MXN	200,905	USD	MSC	09/18/2024	(3,824)
2,170,000	MXN	119,843	USD	DEUT	09/18/2024	(4,258)
8,440,000	MXN	454,065	USD	RBC	09/18/2024	(4,508)
4,667,000	MXN	259,928	USD	BCLY	09/18/2024	(11,341)
11,808,000	MXN	643,318	USD	SSG	09/18/2024	(14,364)
5,370,000	MXN	287,586	USD	RBC	10/23/2024	(3,209)
6,708,000	MXN	360,597	USD	CBK	10/23/2024	(5,364)
7,135,000	MXN	373,991	USD	CBK	11/06/2024	3,036
24,522,000	MXN	1,315,346	USD	SSG	11/13/2024	(20,991)
12,275,000	MXN	672,209	USD	MSC	11/25/2024	(25,518)
12,275,000	MXN	673,248	USD	BCLY	11/25/2024	(26,557)
495,000	MXN	26,990	USD	UBS	12/06/2024	(957)
9,150,000	MXN	504,911	USD	GSC	12/20/2024	(24,748)
9,150,000	MXN	505,050	USD	MSC	12/20/2024	(24,888)
18,300,000	MXN	1,007,598	USD	CBK	12/20/2024	(47,272)
477,000	MXN	25,158	USD	BCLY	12/24/2024	(142)
8,610,000	MXN	482,393	USD	CBK	01/10/2025	(32,053)
4,016,000	MXN	220,914	USD	RBC	01/21/2025	(11,221)
64

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,024,000	MXN	328,346	USD	CBK	01/21/2025	$ (13,806)
10,040,000	MXN	550,242	USD	BOA	01/29/2025	(26,663)
12,078,000	MXN	671,205	USD	CBK	04/23/2025	(48,967)
12,078,000	MXN	677,113	USD	GSC	05/13/2025	(56,906)
12,444,000	MXN	706,467	USD	RBC	05/13/2025	(67,467)
2,678,000	MYR	572,161	USD	DEUT	09/18/2024	13,847
1,085,000	MYR	233,965	USD	BNP	09/18/2024	3,459
93,813,000	NGN	57,838	USD	GSC	09/25/2024	(1,871)
33,620,000	NGN	20,947	USD	CBK	10/15/2024	(1,167)
45,049,000	NGN	26,767	USD	CBK	10/24/2024	(435)
33,619,000	NGN	20,167	USD	CBK	01/13/2025	(1,423)
75,000	NZD	44,216	USD	SSG	09/18/2024	423
130,000	NZD	79,211	USD	CBK	09/18/2024	(1,837)
515,000	PEN	136,388	USD	BOA	09/18/2024	1,357
236,000	PEN	61,926	USD	DEUT	09/18/2024	1,196
218,000	PEN	58,368	USD	BNP	09/18/2024	(61)
5,480,000	PHP	93,372	USD	BOA	09/18/2024	452
4,580,000	PHP	78,017	USD	BCLY	09/18/2024	398
6,350,000	PHP	108,798	USD	JPM	09/18/2024	(79)
33,000	PLN	8,265	USD	CBK	08/13/2024	60
6,354,000	PLN	1,560,305	USD	DEUT	09/18/2024	41,825
1,417,000	PLN	351,399	USD	JPM	09/18/2024	5,891
1,065,000	PLN	266,255	USD	CBK	09/18/2024	2,280
490,000	PLN	122,405	USD	MSC	09/18/2024	1,146
255,000	PLN	64,591	USD	BNP	09/18/2024	(294)
3,495,000	RON	750,353	USD	BCLY	09/18/2024	9,474
126,000	RON	27,356	USD	UBS	09/18/2024	37
295,000	RON	64,223	USD	CBK	09/18/2024	(89)
100,000	RON	21,994	USD	DEUT	09/18/2024	(254)
3,303,000	RSD	30,104	USD	CBK	09/18/2024	475
300,000	SGD	222,371	USD	JPM	09/18/2024	2,608
85,000	SGD	62,858	USD	SSG	09/18/2024	886
57,977,000	THB	1,589,984	USD	BCLY	09/18/2024	42,928
3,416,000	THB	93,106	USD	BNP	09/18/2024	3,105
5,440,000	THB	150,476	USD	DEUT	09/18/2024	2,740
3,950,000	THB	109,172	USD	UBS	09/18/2024	2,079
4,930,000	THB	136,971	USD	MSC	09/18/2024	1,882
7,010,000	THB	195,781	USD	CBK	09/18/2024	1,655
622,000	THB	17,078	USD	BOA	10/21/2024	486
624,000	THB	17,479	USD	BOA	01/21/2025	263
6,728,000	TRY	188,261	USD	UBS	09/18/2024	3,992
6,860,000	TRY	192,130	USD	BCLY	09/18/2024	3,895
11,627,500	TRY	329,396	USD	MSC	09/18/2024	2,859
5,982,000	TRY	168,294	USD	GSC	09/18/2024	2,642
2,625,000	TRY	73,161	USD	BOA	09/18/2024	1,849
1,945,000	TRY	54,880	USD	JPM	09/18/2024	698
1,390,000	UYU	35,414	USD	GSC	08/15/2024	(914)
25,395,000	ZAR	1,372,348	USD	SSG	09/18/2024	16,683
3,208,000	ZAR	174,480	USD	DEUT	09/18/2024	987
1,866,000	ZAR	101,843	USD	MSC	09/18/2024	220
630,000	ZAR	34,258	USD	BOA	09/18/2024	201
1,620,000	ZAR	88,490	USD	BNP	09/18/2024	119
79,325	USD	120,000	AUD	JPM	09/18/2024	753
125,497	USD	694,000	BRL	BOA	08/13/2024	2,973
16,554	USD	86,000	BRL	MSC	08/13/2024	1,371
449,163	USD	2,496,000	BRL	CBK	09/04/2024	9,460
71,814	USD	385,000	BRL	MSC	09/04/2024	3,991
83,165	USD	450,000	BRL	JPM	09/04/2024	3,892
200,465	USD	1,140,000	BRL	GSC	09/04/2024	(361)
226,590	USD	1,274,000	BRL	MSC	10/03/2024	2,884
19,291	USD	99,000	BRL	BOA	10/03/2024	1,907
135,149	USD	769,000	BRL	BCLY	10/03/2024	118
696	USD	4,000	BRL	BCLY	01/06/2025	2
160,380	USD	220,000	CAD	CBK	09/18/2024	805
50,683	USD	70,000	CAD	SCB	09/18/2024	(91)
65

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
538,911	USD	500,478,000	CLP	MSC	09/23/2024	$ 7,750
72,882	USD	68,100,000	CLP	BCLY	09/23/2024	607
52,993	USD	50,200,000	CLP	CBK	09/23/2024	(285)
76,125	USD	72,400,000	CLP	GSC	09/23/2024	(713)
82,467	USD	78,500,000	CLP	BOA	09/23/2024	(845)
187,759	USD	1,361,000	CNH	JPM	09/19/2024	(1,403)
174,883	USD	1,269,000	CNH	MSC	09/19/2024	(1,491)
86,379	USD	343,441,000	COP	BOA	09/18/2024	2,190
330,534	USD	1,343,777,000	COP	CBK	09/18/2024	1,129
41,584	USD	167,000,000	COP	BNP	09/18/2024	646
133,617	USD	554,344,000	COP	MSC	09/18/2024	(2,271)
30,179	USD	118,756,000	COP	MSC	11/25/2024	1,353
301,310	USD	6,980,000	CZK	BCLY	09/18/2024	3,669
160,493	USD	3,740,000	CZK	MSC	09/18/2024	1,013
245,160	USD	5,740,000	CZK	JPM	09/18/2024	396
40,264	USD	37,000	EUR	BNP	09/18/2024	128
8,709	USD	8,000	EUR	RBC	09/18/2024	31
46,654	USD	43,000	EUR	UBS	09/18/2024	10
342,772	USD	316,000	EUR	MSC	09/18/2024	(9)
109,760	USD	102,000	EUR	CIB	09/18/2024	(884)
89,141	USD	83,000	EUR	BOA	09/18/2024	(893)
138,971	USD	129,000	EUR	JPM	09/18/2024	(961)
289,556	USD	268,000	EUR	CBK	09/18/2024	(1,156)
4,212,785	USD	3,920,000	EUR	DEUT	09/18/2024	(39,428)
276,258	USD	253,000	EUR	DEUT	01/31/2025	55
30,564	USD	24,000	GBP	SCB	09/18/2024	(303)
32,826	USD	11,745,000	HUF	MSC	08/13/2024	582
133,791	USD	48,300,000	HUF	CBK	09/18/2024	1,330
121,257	USD	44,000,000	HUF	DEUT	09/18/2024	590
107,302	USD	39,500,000	HUF	MSC	09/18/2024	(1,025)
92,577	USD	34,489,000	HUF	SSG	09/18/2024	(2,007)
113,724	USD	1,839,773,000	IDR	SCB	09/18/2024	617
109,728	USD	1,781,253,000	IDR	MSC	09/18/2024	219
43,090	USD	702,000,000	IDR	DEUT	09/18/2024	(68)
122,171	USD	1,992,000,000	IDR	JPM	09/18/2024	(294)
136,132	USD	2,235,000,000	IDR	CBK	09/18/2024	(1,273)
38,798	USD	3,240,000	INR	GSC	09/06/2024	144
199,810	USD	16,717,000	INR	BCLY	09/18/2024	447
291,136	USD	24,380,000	INR	CBK	09/18/2024	386
106,088	USD	8,880,000	INR	DEUT	09/18/2024	187
164,643	USD	13,805,000	INR	JPM	09/18/2024	9
39,759	USD	3,334,000	INR	BOA	09/18/2024	(2)
59,265	USD	4,970,000	INR	MSC	09/18/2024	(6)
69,416	USD	95,850,000	KRW	CBK	09/19/2024	(690)
79,427	USD	109,640,000	KRW	MSC	09/19/2024	(765)
39,061	USD	18,300,000	KZT	JPM	09/18/2024	984
112,261	USD	53,700,000	KZT	BOA	09/18/2024	527
69,969	USD	33,900,000	KZT	BOA	12/18/2024	877
301,297	USD	5,564,000	MXN	SSG	09/18/2024	4,931
184,390	USD	3,402,000	MXN	UBS	09/18/2024	3,183
219,660	USD	4,100,000	MXN	TDB	09/18/2024	1,274
52,848	USD	980,000	MXN	BOA	09/18/2024	648
59,154	USD	1,100,000	MXN	JPM	09/18/2024	562
44,551	USD	830,000	MXN	BNP	09/18/2024	341
29,255	USD	550,000	MXN	CBK	09/18/2024	(40)
47,310	USD	900,000	MXN	BCLY	09/18/2024	(628)
1,064,784	USD	20,049,000	MXN	MSC	09/18/2024	(3,126)
84,638	USD	1,460,000	MXN	DEUT	10/04/2024	7,065
689,856	USD	12,078,000	MXN	CBK	10/23/2024	50,247
392,108	USD	7,135,000	MXN	BCLY	11/06/2024	15,082
726,233	USD	12,444,000	MXN	RBC	11/13/2024	69,396
695,677	USD	12,078,000	MXN	GSC	11/13/2024	58,159
902,909	USD	16,240,000	MXN	CBK	11/25/2024	47,328
455,562	USD	8,310,000	MXN	MSC	11/25/2024	17,761
722,128	USD	12,444,000	MXN	RBC	12/20/2024	69,107
66

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
691,891	USD	12,078,000	MXN	GSC	12/20/2024	$ 58,076
683,764	USD	12,078,000	MXN	CBK	12/20/2024	49,949
459,868	USD	8,610,000	MXN	SSG	01/10/2025	9,527
528,775	USD	10,040,000	MXN	GSC	01/21/2025	4,541
528,806	USD	10,040,000	MXN	GSC	01/29/2025	5,227
350,351	USD	6,708,000	MXN	CBK	04/23/2025	4,767
279,474	USD	5,370,000	MXN	RBC	04/23/2025	2,820
1,278,186	USD	24,522,000	MXN	SSG	05/13/2025	18,979
147,347	USD	680,000	MYR	DEUT	09/18/2024	(1,453)
146,297	USD	682,000	MYR	BNP	09/18/2024	(2,941)
160,243	USD	260,000	NZD	ANZ	09/18/2024	5,495
50,667	USD	85,000	NZD	JPM	09/18/2024	76
33,171	USD	125,000	PEN	BCLY	09/18/2024	(263)
40,254	USD	152,000	PEN	GSC	09/18/2024	(401)
158,600	USD	599,000	PEN	CBK	09/18/2024	(1,612)
133,459	USD	508,000	PEN	DEUT	09/18/2024	(2,414)
215,773	USD	816,000	PEN	BOA	09/18/2024	(2,479)
99,303	USD	5,840,000	PHP	BOA	09/18/2024	(685)
295,065	USD	17,310,000	PHP	CBK	09/18/2024	(1,302)
35,306	USD	139,000	PLN	MSC	08/13/2024	243
100,591	USD	395,000	PLN	DEUT	09/18/2024	994
36,010	USD	142,000	PLN	JPM	09/18/2024	205
110,750	USD	440,000	PLN	GSC	09/18/2024	(194)
109,112	USD	435,000	PLN	RBC	09/18/2024	(572)
227,064	USD	910,000	PLN	MSC	09/18/2024	(2,389)
86,029	USD	338,000	PLN	BCLY	10/15/2024	843
38,008	USD	150,000	PLN	BCLY	01/21/2025	310
140,848	USD	647,000	RON	CBK	09/18/2024	189
285,325	USD	1,314,000	RON	GSC	09/18/2024	(343)
131,128	USD	605,000	RON	BNP	09/18/2024	(401)
60,381	USD	280,000	RON	DEUT	09/18/2024	(492)
75,135	USD	348,000	RON	MSC	09/18/2024	(522)
78,328	USD	105,000	SGD	CBK	09/18/2024	(415)
82,033	USD	110,000	SGD	RBC	09/18/2024	(459)
125,981	USD	170,000	SGD	MSC	09/18/2024	(1,508)
65,154	USD	2,350,000	THB	UBS	09/18/2024	(1,034)
126,628	USD	4,540,000	THB	GSC	09/18/2024	(1,240)
61,555	USD	2,260,000	THB	CBK	09/18/2024	(2,097)
116,422	USD	4,260,000	THB	JPM	09/18/2024	(3,560)
196,197	USD	7,120,000	THB	BCLY	09/18/2024	(4,336)
37,667	USD	1,310,000	TRY	BNP	09/18/2024	234
293,109	USD	10,251,000	TRY	MSC	09/18/2024	188
21,890	USD	775,000	TRY	GSC	09/18/2024	(256)
41,900	USD	1,480,000	TRY	JPM	09/18/2024	(391)
219,022	USD	7,770,000	TRY	BCLY	09/18/2024	(3,006)
58,827	USD	2,306,000	UYU	GSC	08/15/2024	1,591
74,907	USD	3,030,000	UYU	DEUT	08/15/2024	(297)
69,116	USD	1,251,000	ZAR	SSG	09/18/2024	690
47,047	USD	860,000	ZAR	RBC	09/18/2024	7
29,685	USD	548,000	ZAR	BMO	09/18/2024	(289)
183,695	USD	3,370,000	ZAR	MSC	09/18/2024	(634)
54,931	USD	1,020,000	ZAR	JPM	09/18/2024	(860)
109,918	USD	2,040,000	ZAR	RBS	09/18/2024	(1,664)
229,083	USD	4,270,000	ZAR	DEUT	09/18/2024	(4,474)
22,760	USD	440,000	ZAR	BOA	10/21/2024	(1,241)
11,142	USD	211,000	ZAR	BOA	12/06/2024	(326)
11,538	USD	211,000	ZAR	BOA	12/24/2024	87
Total foreign currency contracts						$ (78,164)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
67

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 11,006,373	$ —	$ 11,006,373	$ —
Foreign Government Obligations	19,965,971	—	19,965,971	—
Short-Term Investments	95,153	—	95,153	—
Purchased Options	106,813	—	106,813	—
Foreign Currency Contracts(2)	813,593	—	813,593	—
Futures Contracts(2)	32,585	32,585	—	—
Swaps - Interest Rate(2)	152,604	—	152,604	—
Total	$ 32,173,092	$ 32,585	$ 32,140,507	$ —
Liabilities
Foreign Currency Contracts(2)	$ (891,757)	$ —	$ (891,757)	$ —
Futures Contracts(2)	(38,996)	(38,996)	—	—
Swaps - Credit Default(2)	(3,695)	—	(3,695)	—
Swaps - Interest Rate(2)	(110,737)	—	(110,737)	—
Written Options	(80,903)	—	(80,903)	—
Total	$ (1,126,088)	$ (38,996)	$ (1,087,092)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
68

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Banks - 8.2%
1,486,155	Bank of America Corp.	$ 59,906,908
839,743	JP Morgan Chase & Co.	178,697,310
352,165	M&T Bank Corp.	60,632,248
2,709,913	Regions Financial Corp.	60,620,754
557,425	Royal Bank of Canada	62,289,160
		422,146,380
	Capital Goods - 9.4%
70,907	Deere & Co.	26,375,986
611,345	Emerson Electric Co.	71,594,613
309,865	General Dynamics Corp.	92,559,774
252,125	Honeywell International, Inc.	51,622,594
833,024	Johnson Controls International PLC	59,594,537
348,219	L3Harris Technologies, Inc.	79,007,409
713,804	PACCAR, Inc.	70,423,902
200,468	Siemens AG	36,705,086
		487,883,901
	Consumer Discretionary Distribution & Retail - 2.0%
1,288,786	LKQ Corp.	53,484,619
179,560	Tractor Supply Co.	47,281,739
		100,766,358
	Consumer Durables & Apparel - 0.7%
216,442	Lennar Corp. Class A	38,295,083
	Consumer Services - 1.4%
12,861	Booking Holdings, Inc.	47,778,743
324,442	Starbucks Corp.	25,290,254
		73,068,997
	Energy - 9.1%
942,032	ConocoPhillips	104,753,959
2,705,828	Coterra Energy, Inc.	69,810,362
879,714	EOG Resources, Inc.	111,547,735
2,272,826	EQT Corp.	78,435,225
393,931	Phillips 66	57,309,082
374,145	Targa Resources Corp.	50,614,336
		472,470,699
	Equity Real Estate Investment Trusts (REITs) - 5.7%
928,966	Crown Castle, Inc. REIT	102,260,577
1,772,766	Gaming & Leisure Properties, Inc. REIT	88,992,853
2,134,460	Host Hotels & Resorts, Inc. REIT	37,374,395
2,116,009	Weyerhaeuser Co. REIT	67,204,446
		295,832,271
	Financial Services - 6.4%
502,310	Ares Management Corp. Class A	76,953,892
384,369	Intercontinental Exchange, Inc.	58,254,966
736,979	Morgan Stanley	76,063,602
741,166	Nasdaq, Inc.	50,162,115
589,438	Raymond James Financial, Inc.	68,374,808
		329,809,383
	Food, Beverage & Tobacco - 5.9%
1,050,357	Archer-Daniels-Midland Co.	65,132,638
2,330,301	Keurig Dr. Pepper, Inc.	79,882,718
467,449	Pernod Ricard SA	62,548,008
856,767	Philip Morris International, Inc.	98,665,288
		306,228,652
	Health Care Equipment & Services - 4.5%
136,056	Elevance Health, Inc.	72,385,874
281,187	UnitedHealth Group, Inc.	162,008,702
		234,394,576
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Household & Personal Products - 3.2%
3,560,266	Kenvue, Inc.	$ 65,829,318
1,602,649	Unilever PLC ADR	98,402,649
		164,231,967
	Insurance - 3.7%
171,291	Allstate Corp.	29,311,316
919,708	American International Group, Inc.	72,868,465
1,123,160	MetLife, Inc.	86,314,846
		188,494,627
	Materials - 4.3%
2,630,200	Barrick Gold Corp.	48,685,002
303,913	Celanese Corp.	42,897,320
408,601	PPG Industries, Inc.	51,884,155
1,239,883	Rio Tinto PLC ADR	80,790,776
		224,257,253
	Media & Entertainment - 0.7%
358,596	Omnicom Group, Inc.	35,156,752
	Pharmaceuticals, Biotechnology & Life Sciences - 12.5%
947,560	AstraZeneca PLC ADR	74,999,374
1,324,369	Gilead Sciences, Inc.	100,731,506
854,185	Johnson & Johnson	134,833,102
845,803	Merck & Co., Inc.	95,685,694
5,297,768	Pfizer, Inc.	161,793,835
237,128	Roche Holding AG	76,772,415
		644,815,926
	Semiconductors & Semiconductor Equipment - 3.0%
276,365	Broadcom, Inc.	44,406,328
301,603	NXP Semiconductors NV	79,369,846
168,774	QUALCOMM, Inc.	30,539,655
		154,315,829
	Software & Services - 1.1%
616,090	Amdocs Ltd.	53,889,392
	Technology Hardware & Equipment - 4.6%
2,145,577	Cisco Systems, Inc.	103,953,205
1,589,783	Corning, Inc.	63,607,218
445,969	TE Connectivity Ltd.	68,826,396
		236,386,819
	Telecommunication Services - 1.0%
293,104	T-Mobile U.S., Inc.	53,426,997
	Transportation - 3.1%
375,402	Canadian National Railway Co.	43,458,155
788,662	Knight-Swift Transportation Holdings, Inc.	42,926,873
571,043	United Parcel Service, Inc. Class B	74,446,876
		160,831,904
	Utilities - 8.3%
580,530	American Electric Power Co., Inc.	56,961,604
655,736	Atmos Energy Corp.	83,855,520
1,012,420	Dominion Energy, Inc.	54,123,973
2,180,988	Exelon Corp.	81,132,754
2,242,498	PPL Corp.	66,647,040
1,074,287	Sempra	86,007,417
		428,728,308
	Total Common Stocks (cost $4,009,711,356)	$ 5,105,432,074

69

The Hartford Equity Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 10,405,737	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $10,407,281; collateralized by U.S. Treasury Notes at 0.75%-4.88%, maturing 05/31/2026, with a market value of $10,613,899		$ 10,405,737
	Total Short-Term Investments (cost $10,405,737)		$ 10,405,737
	Total Investments (cost $4,020,117,093)	99.0%	$ 5,115,837,811
	Other Assets and Liabilities	1.0%	52,738,471
	Net Assets	100.0%	$ 5,168,576,282
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 422,146,380	$ 422,146,380	$ —	$ —
Capital Goods	487,883,901	451,178,815	36,705,086	—
Consumer Discretionary Distribution & Retail	100,766,358	100,766,358	—	—
Consumer Durables & Apparel	38,295,083	38,295,083	—	—
Consumer Services	73,068,997	73,068,997	—	—
Energy	472,470,699	472,470,699	—	—
Equity Real Estate Investment Trusts (REITs)	295,832,271	295,832,271	—	—
Financial Services	329,809,383	329,809,383	—	—
Food, Beverage & Tobacco	306,228,652	243,680,644	62,548,008	—
Health Care Equipment & Services	234,394,576	234,394,576	—	—
Household & Personal Products	164,231,967	164,231,967	—	—
Insurance	188,494,627	188,494,627	—	—
Materials	224,257,253	224,257,253	—	—
Media & Entertainment	35,156,752	35,156,752	—	—
Pharmaceuticals, Biotechnology & Life Sciences	644,815,926	568,043,511	76,772,415	—
Semiconductors & Semiconductor Equipment	154,315,829	154,315,829	—	—
Software & Services	53,889,392	53,889,392	—	—
Technology Hardware & Equipment	236,386,819	236,386,819	—	—
Telecommunication Services	53,426,997	53,426,997	—	—
Transportation	160,831,904	160,831,904	—	—
Utilities	428,728,308	428,728,308	—	—
Short-Term Investments	10,405,737	—	10,405,737	—
Total	$ 5,115,837,811	$ 4,929,406,565	$ 186,431,246	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
70

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
	Other Asset-Backed Securities - 1.7%
$ 3,275,000	Ares XXXIIR CLO Ltd. 7.58%, 05/15/2030, 3 mo. USD Term SOFR + 2.26%(1)(2)	$ 3,299,821
350,000	BlueMountain CLO XXVIII Ltd. 7.06%, 04/15/2034, 3 mo. USD Term SOFR + 1.76%(1)(2)	350,421
2,465,397	Carlyle Global Market Strategies CLO Ltd. 7.09%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,469,531
1,165,000	Carlyle U.S. CLO Ltd. 7.19%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,169,285
644,649	Dryden 36 Senior Loan Fund 6.58%, 04/15/2029, 3 mo. USD Term SOFR + 1.28%(1)(2)	645,449
1,000,000	Elmwood CLO X Ltd. 11.13%, 07/20/2037, 3 mo. USD Term SOFR + 5.85%(1)(2)	1,004,197
2,000,000	Golub Capital Partners Static Ltd. 11.78%, 04/20/2033, 3 mo. USD Term SOFR + 6.50%(1)(2)	2,002,612
1,500,000	Madison Park Funding LXIX Ltd. 11.58%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,502,610
1,500,000	Neuberger Berman Loan Advisers CLO 32 Ltd. 11.64%, 01/20/2032, 3 mo. USD Term SOFR + 6.36%(1)(2)	1,499,612
	OCP CLO Ltd.
735,000	11.17%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	737,031
2,500,000	11.55%, 07/20/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	2,490,157
2,650,000	Octagon 57 Ltd. 7.21%, 10/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,652,512
1,650,000	Sound Point CLO XVII Ltd. 7.14%, 10/20/2030, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,652,784
	Total Asset & Commercial Mortgage-Backed Securities (cost $20,972,499)	$ 21,476,022
CONVERTIBLE BONDS - 0.2%
	Airlines - 0.2%
2,275,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 2,098,237
	Total Convertible Bonds (cost $1,865,996)	$ 2,098,237
CORPORATE BONDS - 5.5%
	Aerospace/Defense - 0.1%
585,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	$ 651,947
	Chemicals - 0.2%
2,325,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	2,320,637
	Commercial Banks - 0.1%
	Freedom Mortgage Corp.
575,000	12.00%, 10/01/2028(1)	618,856
575,000	12.25%, 10/01/2030(1)	630,361
		1,249,217
	Commercial Services - 0.8%
1,900,000	Cimpress PLC 7.00%, 06/15/2026	1,900,342
2,750,000	Garda World Security Corp. 8.25%, 08/01/2032(1)	2,754,053
EUR 1,750,000	Verisure Holding AB 3.25%, 02/15/2027(3)	1,832,555
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.5% - (continued)
	Commercial Services - 0.8% - (continued)
$ 1,300,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	$ 1,279,417
5,905,000	WW International, Inc. 4.50%, 04/15/2029(1)	2,113,990
		9,880,357
	Construction Materials - 0.3%
3,775,000	Wilsonart LLC 11.00%, 08/15/2032(1)	3,707,805
	Diversified Financial Services - 0.6%
635,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	680,730
595,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	634,908
	Freedom Mortgage Holdings LLC
2,030,000	9.13%, 05/15/2031(1)	1,991,937
1,175,000	9.25%, 02/01/2029(1)	1,183,456
2,040,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	2,004,311
10,770,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(4)(5)	323,100
	United Wholesale Mortgage LLC
700,000	5.50%, 11/15/2025(1)	694,759
490,000	5.75%, 06/15/2027(1)	482,308
		7,995,509
	Electrical Components & Equipment - 0.1%
EUR 945,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	950,556
	Entertainment - 0.1%
$ 1,040,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	1,058,934
	Food Service - 0.1%
EUR 1,250,000	Elior Group SA 3.75%, 07/15/2026(3)	1,323,883
	Hand/Machine Tools - 0.1%
805,000	IMA Industria Macchine Automatiche SpA 7.44%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	880,631
	Insurance - 0.2%
2,855,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	3,058,925
	Internet - 0.5%
$ 1,145,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	1,156,638
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,977,358
875,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	843,923
EUR 1,770,000	United Group BV 8.08%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,922,766
		5,900,685
	Leisure Time - 0.2%
$ 2,065,000	Carnival Corp. 7.63%, 03/01/2026(1)	2,084,919
	Lodging - 0.1%
1,375,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,366,870
	Media - 0.2%
1,305,000	AMC Networks, Inc. 10.25%, 01/15/2029(1)	1,286,665
1,245,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	1,125,463
		2,412,128
	Office/Business Equipment - 0.0%
548,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	538,329

71

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.5% - (continued)
	Oil & Gas - 0.4%
$ 2,325,000	Matador Resources Co. 6.88%, 04/15/2028(1)	$ 2,370,586
	Vital Energy, Inc.
1,685,000	7.88%, 04/15/2032(1)	1,713,659
1,325,000	9.75%, 10/15/2030	1,448,759
		5,533,004
	Oil & Gas Services - 0.1%
1,150,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,185,533
	Pharmaceuticals - 0.2%
1,175,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,210,862
EUR 653,000	Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025	706,427
		1,917,289
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
$ 2,385,000	4.80%, 08/06/2030(3)(6)	180,067
370,000	5.63%, 01/14/2030(3)(6)	30,063
		210,130
	Retail - 0.7%
EUR 575,000	Bertrand Franchise Finance SAS 7.49%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	625,405
$ 345,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	360,906
240,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	251,688
GBP 1,200,000	Punch Finance PLC 6.13%, 06/30/2026(3)	1,521,603
$ 1,274,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	1,254,019
4,405,000	Victra Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	4,414,841
		8,428,462
	Software - 0.2%
200,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	179,183
EUR 2,630,000	TeamSystem SpA 7.19%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	2,849,875
		3,029,058
	Telecommunications - 0.2%
3,175,000	Altice France SA 4.13%, 01/15/2029(3)	2,359,943
$ 800,000	Frontier Communications Holdings LLC 6.00%, 01/15/2030(1)	721,674
		3,081,617
	Total Corporate Bonds (cost $72,546,932)	$ 68,766,425
SENIOR FLOATING RATE INTERESTS - 89.4%(7)
	Advertising - 0.3%
1,825,000	Clear Channel International BV 7.50%, 04/01/2027	$ 1,781,656
1,850,000	Clear Channel Outdoor Holdings, Inc. 9.46%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	1,854,237
		3,635,893
	Aerospace/Defense - 1.5%
3,745,644	Barnes Group, Inc. 7.84%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	3,758,116
199,496	Bleriot U.S. Bidco, Inc. 0.00%, 10/31/2030, 3 mo. USD Term SOFR + 3.25%(8)	200,352
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Aerospace/Defense - 1.5% - (continued)
$ 2,645,000	Cobham Ultra SeniorCo SARL 9.26%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	$ 2,568,956
1,331,663	Dynasty Acquisition Co., Inc. 8.84%, 08/24/2028, 1 mo. USD Term SOFR + 3.50%	1,337,149
3,261,530	Spirit Aerosystems, Inc. 9.50%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	3,294,146
	TransDigm, Inc.
4,200,589	7.84%, 08/24/2028, 3 mo. USD Term SOFR + 2.75%	4,211,091
3,750,600	7.84%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,759,527
		19,129,337
	Airlines - 0.9%
3,241,875	Air Canada 7.85%, 03/21/2031, 3 mo. USD Term SOFR + 2.50%	3,247,289
1,198,828	American Airlines, Inc. 10.29%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	1,238,761
2,499,303	SkyMiles IP Ltd. 9.03%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	2,552,988
3,561,075	WestJet Loyalty LP 9.08%, 02/14/2031, 3 mo. USD Term SOFR + 3.75%	3,563,318
		10,602,356
	Apparel - 1.9%
12,658,091	ABG Intermediate Holdings 2 LLC 8.09%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	12,702,394
1,101,923	Crocs, Inc. 7.59%, 02/20/2029, 1 mo. USD Term SOFR + 2.25%	1,108,403
5,511,799	Hanesbrands, Inc. 9.09%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	5,522,161
4,295,000	Varsity Brands, Inc. 0.00%, 07/25/2031, 1 mo. USD Term SOFR + 3.75%(8)	4,269,960
		23,602,918
	Auto Parts & Equipment - 1.7%
EUR 4,232,825	Clarios Global LP 6.60%, 07/16/2031, 1 mo. EURIBOR + 3.00%	4,574,745
	First Brands Group LLC
$ 10,780,988	10.25%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	10,698,405
6,430,000	14.01%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	6,108,500
		21,381,650
	Beverages - 0.5%
	Pegasus Bidco BV
EUR 2,655,000	0.00%, 07/12/2029, 3 mo. EURIBOR + 3.50%(8)	2,873,374
3,500,000	7.58%, 07/12/2029, 3 mo. EURIBOR + 3.75%	3,789,844
		6,663,218
	Chemicals - 1.4%
$ 2,031,562	Chemours Co. 8.84%, 08/18/2028, 1 mo. USD Term SOFR + 3.50%	2,027,336
EUR 2,850,000	INEOS Finance PLC 7.60%, 02/07/2031, 1 mo. EURIBOR + 4.00%	3,089,378
$ 2,530,000	INEOS U.S. Finance LLC 9.09%, 02/07/2031, 1 mo. USD Term SOFR + 3.75%	2,533,795
1,745,554	Nouryon Finance BV 8.83%, 04/03/2028, 3 mo. USD Term SOFR + 3.50%	1,753,740

72

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Chemicals - 1.4% - (continued)
$ 3,241,709	Olympus Water U.S. Holding Corp. 0.00%, 11/09/2028, 3 mo. USD Term SOFR + 3.75%(8)	$ 3,249,814
4,721,699	SCIH Salt Holdings, Inc. 8.76%, 03/16/2027, 3 mo. USD Term SOFR + 3.50%	4,735,392
		17,389,455
	Commercial Banks - 0.4%
1,964,664	AqGen Island Holdings, Inc. 8.96%, 08/02/2028, 1 mo. USD Term SOFR + 3.50%	1,964,665
	Chrysaor Bidco SARL
EUR 2,000,000	0.00%, 05/14/2031, 3 mo. EURIBOR + 3.75% (8)	2,166,664
$ 51,302	0.00%, 05/14/2031, 1 mo. USD Term SOFR + 3.50%(8)	51,527
693,698	0.00%, 07/14/2031, 1 mo. USD Term SOFR + 3.50%(8)	696,736
		4,879,592
	Commercial Services - 7.9%
9,123,694	Allied Universal Holdco LLC 9.19%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	9,117,581
2,170,876	APX Group, Inc. 8.30%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	2,173,589
3,333,412	AVSC Holding Corp. 8.69%, 03/03/2025, 1 mo. USD Term SOFR + 3.25%	3,310,912
	Belron Finance U.S. LLC
2,171,657	7.63%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	2,177,998
1,085,408	7.77%, 10/30/2026, 3 mo. USD Term SOFR + 2.25%	1,086,429
EUR 6,600,000	Belron Luxembourg SARL 6.25%, 04/13/2028, 3 mo. EURIBOR + 2.43%	7,168,635
$ 4,907,700	Cimpress PLC 8.34%, 05/17/2028, 1 mo. USD Term SOFR + 3.00%	4,932,239
1,380,973	Creative Artists Agency LLC 8.59%, 11/27/2028, 1 mo. USD Term SOFR + 3.25%	1,386,925
5,355,000	Ensemble RCM LLC 8.25%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	5,374,439
	Fugue Finance BV
EUR 375,000	8.04%, 01/31/2028, 3 mo. EURIBOR + 4.25%	407,601
$ 2,695,000	9.10%, 02/26/2031, 3 mo. USD Term SOFR + 3.75%	2,715,212
4,171,114	9.35%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	4,195,223
	Groundworks LLC
523,834	1.83%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%(9)	524,358
2,846,166	8.83%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%	2,849,012
	Inspired FinCo Holdings Ltd.
EUR 5,258,350	7.60%, 02/28/2031, 1 mo. EURIBOR + 4.00%(9)	5,700,353
1,726,650	7.60%, 02/28/2031, 1 mo. EURIBOR + 4.00%	1,871,787
$ 5,523,138	OMNIA Partners LLC 8.53%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	5,533,521
EUR 4,800,000	Ren10 Holding AB 8.28%, 07/31/2030, 3 mo. EURIBOR + 4.50%	5,194,800
	Ryan LLC
$ 433,333	4.50%, 11/14/2030, 3 mo. USD Term SOFR + 4.50%(9)	434,092
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Commercial Services - 7.9% - (continued)
$ 5,103,875	8.84%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	$ 5,112,807
	TMF Group Holding BV
EUR 1,420,000	7.46%, 05/03/2028, 3 mo. EURIBOR + 3.75%	1,540,329
$ 2,825,800	9.32%, 05/03/2028, 3 mo. USD Term SOFR + 4.00%	2,829,332
	Trans Union LLC
3,630,811	7.10%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	3,627,979
1,875,174	7.35%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	1,876,112
EUR 5,010,000	Verisure Holding AB 6.72%, 03/27/2028, 3 mo. EURIBOR + 3.00%	5,419,849
$ 3,035,000	Wand NewCo 3, Inc. 8.60%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	3,046,047
5,748,033	WEX, Inc. 7.34%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	5,769,588
6,925,307	WW International, Inc. 8.96%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	2,568,873
		97,945,622
	Construction Materials - 3.5%
	Chamberlain Group, Inc.
3,452,958	8.69%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	3,445,292
2,139,637	8.84%, 11/03/2028, 1 mo. USD Term SOFR + 3.50%	2,140,301
	Cornerstone Building Brands, Inc.
4,650,000	8.69%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	4,397,552
2,670,000	9.83%, 05/02/2031, 1 mo. USD Term SOFR + 4.50%	2,583,225
2,586,990	CP Atlas Buyer, Inc. 9.19%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	2,475,414
	Emerald Borrower LP
3,335,000	0.00%, 06/18/2031, 1 mo. USD Term SOFR + 2.50%(8)	3,335,000
2,055,105	7.84%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	2,054,858
	Hobbs & Associates LLC
391,818	0.00%, 07/16/2031, 1 mo. USD Term SOFR + 3.25%(8)	391,328
3,918,182	8.59%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	3,913,284
260,424	Oscar Acquisitionco LLC 9.58%, 04/29/2029, 3 mo. USD Term SOFR + 4.25%	258,267
5,277,371	Standard Industries, Inc. 7.35%, 09/22/2028, 1 mo. USD Term SOFR + 2.00%	5,286,184
7,518,655	Tamko Building Products LLC 8.60%, 09/20/2030, 1 mo. USD Term SOFR + 3.25%	7,534,294
	Wilsonart LLC
4,500,000	0.00%, 07/25/2031, 1 mo. USD Term SOFR + 4.25%(8)	4,432,500
798,608	8.68%, 12/31/2026, 3 mo. USD Term SOFR + 3.25%	798,608
		43,046,107
	Distribution/Wholesale - 1.3%
4,184,896	American Builders & Contractors Supply Co., Inc. 7.34%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	4,200,087
1,721,350	Core & Main LP 7.59%, 02/09/2031, 3 mo. USD Term SOFR + 2.25%	1,724,930

73

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Distribution/Wholesale - 1.3% - (continued)
EUR 1,960,000	DLG Acquisitions Ltd. 7.82%, 04/11/2031, 3 mo. EURIBOR + 4.00%	$ 2,125,367
	Windsor Holdings III LLC
4,000,000	7.63%, 08/01/2030, 1 mo. EURIBOR + 4.00%	4,346,013
$ 3,374,542	9.35%, 08/01/2030, 1 mo. USD Term SOFR + 4.00%	3,396,241
		15,792,638
	Diversified Financial Services - 1.7%
3,115,771	Aretec Group, Inc. 9.34%, 08/09/2030, 1 mo. USD Term SOFR + 4.00%	3,061,245
10,984,955	Blackhawk Network Holdings, Inc. 10.34%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	11,031,641
6,656,672	Hightower Holding LLC 9.54%, 04/21/2028, 3 mo. USD Term SOFR + 4.00%	6,658,336
		20,751,222
	Electric - 0.3%
	Kohler Energy Co. LLC
EUR 2,000,000	8.47%, 05/01/2031, 3 mo. EURIBOR + 4.75%	2,183,439
$ 2,000,000	10.08%, 05/01/2031, 3 mo. USD Term SOFR + 4.75%	2,015,620
		4,199,059
	Electronics - 1.1%
9,047,719	II-VI, Inc. 7.84%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	9,061,291
962,742	Ingram Micro, Inc. 8.60%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	968,355
	Roper Industrial Products Investment Co. LLC
EUR 997,500	7.47%, 11/22/2029, 3 mo. EURIBOR + 3.75%	1,080,084
$ 2,177,548	8.58%, 11/22/2029, 1 mo. USD Term SOFR + 3.25%	2,181,184
		13,290,914
	Engineering & Construction - 0.3%
2,000,000	Chromalloy Corp. 9.08%, 03/27/2031, 1 mo. USD Term SOFR + 3.75%	1,967,500
1,726,079	Service Logic Acquisition, Inc. 9.51%, 10/29/2027, 3 mo. USD Term SOFR + 4.00%	1,733,640
		3,701,140
	Entertainment - 7.0%
2,683,457	888 Acquisitions Ltd. 10.58%, 07/01/2028, 3 mo. USD Term SOFR + 5.25%	2,628,124
	Banijay Entertainment SAS
EUR 1,445,000	7.46%, 03/01/2028, 3 mo. EURIBOR + 3.75%	1,569,199
$ 1,984,925	8.59%, 03/01/2028, 1 mo. USD Term SOFR + 3.25%	1,988,656
	Caesars Entertainment, Inc.
12,705,975	8.10%, 02/06/2030, 3 mo. USD Term SOFR + 2.75%	12,737,740
1,331,663	8.10%, 02/06/2031, 3 mo. USD Term SOFR + 2.75%	1,332,848
6,847,619	Cinemark USA, Inc. 8.59%, 05/24/2030, 1 mo. USD Term SOFR + 3.25%	6,885,418
2,415,352	Crown Finance U.S., Inc. 6.96%, 07/31/2028, 1 mo. USD Term SOFR + 7.00%	2,445,206
1,160,000	Delta 2 Lux SARL 7.58%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	1,163,863
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Entertainment - 7.0% - (continued)
EUR 1,225,000	Dorna Sports SL 6.92%, 03/30/2029, 6 mo. EURIBOR + 3.25%	$ 1,322,893
$ 11,221,110	Great Canadian Gaming Corp. 9.61%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	11,271,605
3,632,411	Maverick Gaming LLC 12.82%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	2,737,863
EUR 2,080,000	Motion Finco SARL 7.47%, 11/12/2029, 3 mo. EURIBOR + 3.75%	2,245,970
$ 9,788,988	Ontario Gaming GTA LP 9.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	9,818,061
2,760,000	OVG Business Services LLC 8.34%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	2,758,289
15,138,492	UFC Holdings LLC 8.29%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	15,169,980
11,681,021	William Morris Endeavor Entertainment LLC 8.21%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	11,689,782
		87,765,497
	Environmental Control - 0.9%
9,610,018	Filtration Group Corp. 8.96%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	9,659,413
1,145,000	Northstar Group Services, Inc. 10.01%, 05/08/2030, 6 mo. USD Term SOFR + 4.75%	1,147,863
		10,807,276
	Food - 1.0%
	CHG PPC Parent LLC
EUR 820,000	8.10%, 12/08/2028, 1 mo. EURIBOR + 4.50%	891,882
$ 630,735	8.46%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	631,133
EUR 7,720,000	Froneri International Ltd. 5.72%, 01/29/2027, 6 mo. EURIBOR + 2.13%	8,321,215
$ 2,561,835	U.S. Foods, Inc. 7.46%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	2,567,906
		12,412,136
	Food Service - 0.5%
6,404,938	Aramark Services, Inc. 7.34%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	6,414,545
	Healthcare - Products - 1.3%
EUR 4,175,000	Auris Luxembourg III SARL 8.27%, 02/28/2029, 6 mo. EURIBOR + 4.50%	4,529,689
1,521,849	Avantor Funding, Inc. 6.10%, 06/12/2028, 1 mo. EURIBOR + 2.50%	1,651,649
	Bausch & Lomb Corp.
$ 1,306,393	8.70%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	1,281,414
5,434,300	9.34%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	5,393,543
	Insulet Corp.
920,000	7.84%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	917,700
1,863,601	8.34%, 05/04/2028, 1 mo. USD Term SOFR + 3.00%	1,864,999
1,175,088	Medline Borrower LP 8.09%, 10/23/2028, 1 mo. USD Term SOFR + 2.50%	1,178,543
		16,817,537

74

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Healthcare - Services - 1.3%
	ADMI Corp.
$ 1,496,608	8.83%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	$ 1,455,840
1,410,496	9.21%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	1,380,227
1,120,000	Concentra Health Services, Inc. 7.60%, 07/28/2031, 1 mo. USD Term SOFR + 2.25%	1,121,400
	EyeCare Partners LLC
1,699,159	9.99%, 11/30/2028, 3 mo. USD Term SOFR + 4.61%	1,036,487
345,330	12.13%, 11/30/2028, 3 mo. USD Term SOFR + 6.75%	63,886
2,563,575	Heartland Dental LLC 9.84%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	2,558,627
EUR 1,691,260	IQVIA, Inc. 5.72%, 06/11/2025, 3 mo. EURIBOR + 2.00%	1,832,141
$ 1,912,964	Parexel International Corp. 8.34%, 11/15/2028, 1 mo. USD Term SOFR + 3.00%	1,919,430
870,024	Pediatric Associates Holding Co. LLC 8.76%, 12/29/2028, 3 mo. USD Term SOFR + 3.25%	843,923
3,192,000	Star Parent, Inc. 9.08%, 09/27/2030, 3 mo. USD Term SOFR + 3.75%	3,195,256
EUR 1,045,000	Synlab Bondco PLC 8.41%, 12/23/2030, 3 mo. EURIBOR + 4.75%	1,136,346
		16,543,563
	Home Builders - 0.7%
$ 9,002,333	Tecta America Corp. 9.46%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	9,033,841
	Home Furnishings - 1.5%
	AI Aqua Merger Sub, Inc.
2,487,310	8.84%, 07/31/2028, 1 mo. USD Term SOFR + 3.50%	2,493,876
2,962,575	9.60%, 07/31/2028, 1 mo. USD Term SOFR + 4.25%	2,962,575
10,636,463	Mattress Firm, Inc. 9.85%, 09/25/2028, 3 mo. USD Term SOFR + 4.25%	10,631,145
2,872,562	Weber-Stephen Products LLC 8.71%, 10/30/2027, 1 mo. USD Term SOFR + 3.25%	2,649,680
		18,737,276
	Housewares - 0.5%
6,319,192	Solis IV BV 8.84%, 02/26/2029, 3 mo. USD Term SOFR + 3.50%	6,245,447
	Insurance - 8.1%
19,000,163	Acrisure LLC 8.59%, 11/06/2030, 3 mo. USD Term SOFR + 3.25%	18,971,283
713,212	AssuredPartners, Inc. 8.84%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	715,445
	Asurion LLC
5,748,325	9.44%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	5,693,543
3,465,922	9.69%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	3,449,840
7,682,700	10.71%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	7,114,027
8,265,000	10.71%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	7,571,484
830,000	BroadStreet Partners, Inc. 8.59%, 06/14/2031, 1 mo. USD Term SOFR + 3.25%	831,129
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Insurance - 8.1% - (continued)
	Howden Group Holdings Ltd.
EUR 1,825,000	7.63%, 02/15/2031, 1 mo. EURIBOR + 4.00%	$ 1,975,462
$ 4,169,550	8.84%, 02/15/2031, 1 mo. USD Term SOFR + 3.50%	4,175,637
16,678,974	HUB International Ltd. 8.53%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	16,695,653
13,774,728	Sedgwick Claims Management Services, Inc. 8.25%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	13,791,946
	Truist Insurance Holdings LLC
5,700,000	8.58%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	5,709,804
1,920,000	10.08%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	1,970,054
12,137,209	USI, Inc. 8.08%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	12,156,628
		100,821,935
	Internet - 2.4%
10,322,445	Endure Digital, Inc. 8.96%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	9,192,137
	Getty Images, Inc.
EUR 2,425,000	8.63%, 02/19/2026, 3 mo. EURIBOR + 5.00%	2,610,179
$ 927,889	9.93%, 02/19/2026, 3 mo. USD Term SOFR + 4.50%	925,941
	MH Sub I LLC
12,575,847	9.59%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	12,543,149
3,695,000	11.50%, 02/23/2029, 3 mo. USD Term SOFR + 6.25%	3,661,523
1,673,856	Shutterfly, Inc. 6.33%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%	1,424,870
		30,357,799
	Investment Company Security - 1.3%
800,000	AAL Delaware Holdco, Inc. 3.50%, 07/30/2031, 1 mo. USD Term SOFR + 3.50%	804,000
2,500,000	Intrado Corp. 8.83%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	2,476,250
EUR 3,630,000	Lernen Bidco Ltd. 0.00%, 04/25/2029, 6 mo. EURIBOR + 4.25%(8)	3,942,828
$ 3,990,000	NEXUS Buyer LLC 9.84%, 12/13/2028, 1 mo. USD Term SOFR + 4.50%	3,988,005
5,435,000	TTF Holdings LLC 9.09%, 07/18/2031, 1 yr. USD Term SOFR + 3.75%	5,438,424
		16,649,507
	IT Services - 5.5%
	Amentum Government Services Holdings LLC
4,240,000	0.00%, 07/30/2031, 1 mo. USD Term SOFR + 2.25%(8)	4,250,600
13,272,965	9.35%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	13,304,290
7,420,000	Fortress Intermediate 3, Inc. 9.10%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	7,420,000
	McAfee LLC
EUR 2,000,000	7.14%, 03/01/2029, 3 mo. EURIBOR + 3.50%	2,154,803
$ 15,214,256	8.59%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	15,180,936

75

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	IT Services - 5.5% - (continued)
$ 10,078,950	NCR Atleos LLC 10.10%, 03/27/2029, 1 mo. USD Term SOFR + 4.75%	$ 10,200,704
15,590,734	Peraton Corp. 9.19%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	15,584,186
		68,095,519
	Leisure Time - 1.7%
1,500,000	LC Ahab U.S. Bidco LLC 8.84%, 05/01/2031, 1 mo. USD Term SOFR + 3.50%	1,504,995
4,837,199	MajorDrive Holdings IV LLC 9.60%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	4,831,153
6,384,000	Recess Holdings, Inc. 9.75%, 02/20/2030, 3 mo. USD Term SOFR + 4.50%	6,420,708
7,801,917	SRAM LLC 8.21%, 05/18/2028, 1 mo. USD Term SOFR + 2.75%	7,808,392
		20,565,248
	Machinery-Diversified - 1.0%
EUR 1,000,000	Innio Group Holding GmbH 0.00%, 11/02/2028, 3 mo. EURIBOR + 3.75%(8)	1,086,157
$ 1,970,000	Titan Acquisition Ltd. 10.33%, 02/15/2029, 6 mo. USD Term SOFR + 5.00%	1,973,073
EUR 8,830,000	TK Elevator Midco GmbH 7.64%, 04/30/2030, 6 mo. EURIBOR + 4.00%	9,570,601
		12,629,831
	Media - 5.3%
3,640,911	Altice Financing SA 8.66%, 10/31/2027, 3 mo. EURIBOR + 5.00%	3,383,168
$ 8,752,437	Charter Communications Operating LLC 7.33%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	8,671,126
6,152,483	Directv Financing LLC 10.71%, 08/02/2029, 1 mo. USD Term SOFR + 5.00%	6,138,393
6,232,793	EW Scripps Co. 8.02%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	6,009,971
4,262,010	NEP Group, Inc. 8.71%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%	3,999,641
5,790,487	Simon & Schuster, Inc. 9.26%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	5,815,850
1,760,587	United Talent Agency LLC 9.08%, 07/07/2028, 1 mo. USD Term SOFR + 3.75%	1,767,190
EUR 2,400,000	UPC Broadband Holding BV 6.61%, 01/31/2029, 1 mo. EURIBOR + 3.00%	2,601,114
$ 7,850,000	UPC Financing Partnership 8.44%, 01/31/2029, 1 mo. USD Term SOFR + 3.00%	7,812,555
	Virgin Media Bristol LLC
2,100,000	7.94%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	2,018,457
4,775,000	8.66%, 03/31/2031, 6 mo. USD Term SOFR + 3.25%	4,545,561
EUR 2,355,000	Virgin Media Ireland Ltd. 7.11%, 07/15/2029, 1 mo. EURIBOR + 3.50%	2,536,924
9,985,000	Ziggo BV 6.61%, 01/31/2029, 1 mo. EURIBOR + 3.00%	10,633,797
		65,933,747
	Mining - 0.4%
$ 2,103,316	American Rock Salt Co. LLC 9.61%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	1,741,988
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Mining - 0.4% - (continued)
	Arsenal AIC Parent LLC
$ 1,500,000	0.00%, 08/18/2030, 1 mo. USD Term SOFR + 3.25%(8)	$ 1,504,125
1,286,655	9.09%, 08/18/2030, 1 mo. USD Term SOFR + 3.75%	1,290,193
		4,536,306
	Miscellaneous Manufacturing - 0.5%
4,395,000	LTI Holdings, Inc. 4.75%, 07/19/2029, 1 mo. USD Term SOFR + 4.75%	4,353,819
	Touchdown Acquirer, Inc.
EUR 1,260,000	7.79%, 02/21/2031, 3 mo. EURIBOR + 4.00%	1,368,408
$ 72,755	9.30%, 02/21/2031, 3 mo. USD Term SOFR + 4.00%	72,754
332,245	9.33%, 02/21/2031, 3 mo. USD Term SOFR + 4.00%	332,245
		6,127,226
	Oil & Gas Services - 0.0%
13,536,372	PES Holdings LLC 3.00%, 12/31/2024, U.S. (Fed) Prime Rate + 3.00%(6)	135,364
	Packaging & Containers - 1.8%
990,000	Anchor Packaging, Inc. 9.09%, 07/18/2029, 1 mo. USD Term SOFR + 3.75%	990,881
8,646,590	Berlin Packaging LLC 9.09%, 06/09/2031, 1 mo. USD Term SOFR + 3.75%	8,679,015
8,322,827	Clydesdale Acquisition Holdings, Inc. 9.02%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	8,324,907
3,241,875	SupplyOne, Inc. 9.59%, 04/21/2031, 1 mo. USD Term SOFR + 4.25%	3,258,085
1,360,969	TricorBraun Holdings, Inc. 8.71%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,355,498
		22,608,386
	Pharmaceuticals - 1.1%
1,292,166	Amneal Pharmaceuticals LLC 10.84%, 05/04/2028, 1 mo. USD Term SOFR + 5.50%	1,302,929
EUR 2,895,000	Cooper Consumer Health SASU 0.00%, 11/06/2028, 3 mo. EURIBOR + 4.75%(8)	3,139,004
	Curium Bidco SARL
1,000,000	7.47%, 07/31/2029, 3 mo. EURIBOR + 3.75%	1,082,250
$ 1,243,742	9.33%, 07/31/2029, 3 mo. USD Term SOFR + 4.00%	1,247,635
3,635,000	Endo Luxembourg Finance Co. I SARL 9.78%, 04/23/2031, 3 mo. USD Term SOFR + 4.50%	3,642,561
2,786,017	IVC Acquisition Ltd. 10.08%, 12/12/2028, 3 mo. USD Term SOFR + 4.75%	2,796,465
1,410,385	Pathway Vet Alliance LLC 9.21%, 03/31/2027, 1 mo. USD Term SOFR + 3.75%	1,104,021
		14,314,865
	Pipelines - 3.1%
7,110,477	Brazos Delaware II LLC 8.85%, 02/11/2030, 1 mo. USD Term SOFR + 3.50%	7,146,029
5,820,984	Medallion Midland Acquisition LLC 8.84%, 10/18/2028, 3 mo. USD Term SOFR + 3.50%	5,842,813
3,750,000	NGP XI Midstream Holdings LLC 9.28%, 07/25/2031, 2 mo. USD Term SOFR + 4.00%	3,735,938

76

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Pipelines - 3.1% - (continued)
$ 8,544,890	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	$ 8,570,866
9,648,554	Traverse Midstream Partners LLC 8.75%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	9,660,615
1,665,000	WaterBridge Midstream Operating LLC 9.83%, 05/10/2029, 3 mo. USD Term SOFR + 4.50%	1,669,163
1,753,305	Whitewater Whistler Holdings LLC 7.63%, 02/15/2030, 3 mo. USD Term SOFR + 2.25%	1,755,496
		38,380,920
	Retail - 6.3%
6,064,429	1011778 BC Unlimited Liability Co. 7.09%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	6,032,409
1,965,125	BCPE Grill Parent 10.00%, 09/30/2030, 3 mo. USD Term SOFR + 4.75%	1,868,500
GBP 3,000,000	CD&R Firefly Bidco Ltd. 11.06%, 06/21/2028, 3 mo. EURIBOR + 0.00%	3,856,651
$ 3,573,000	EG Group Ltd. 11.07%, 02/07/2028, 3 mo. USD Term SOFR + 5.50%	3,559,601
7,870,313	Foundation Building Materials Holding Co. LLC 9.25%, 01/29/2031, 1 mo. USD Term SOFR + 4.00%	7,791,609
6,224,662	Great Outdoors Group LLC 9.21%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	6,212,462
3,075,000	Gulfside Supply, Inc. 8.29%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	3,082,687
3,760,622	IRB Holding Corp. 8.19%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	3,761,788
3,251,850	Kodiak Building Partners, Inc. 9.08%, 03/12/2028, 3 mo. USD Term SOFR + 3.75%	3,257,281
12,376,592	LBM Acquisition LLC 9.14%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	11,915,564
5,969,021	LSF9 Atlantis Holdings LLC 11.83%, 03/31/2029, 1 mo. USD Term SOFR + 6.50%	6,028,711
2,204,117	Medical Solutions Holdings, Inc. 8.60%, 11/01/2028, 3 mo. USD Term SOFR + 3.25%	1,745,198
2,658,118	Michaels Cos., Inc. 9.85%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	2,168,360
	Peer Holding III BV
EUR 1,500,000	6.96%, 06/20/2031, 3 mo. EURIBOR + 3.25%	1,622,774
$ 2,034,900	8.58%, 10/28/2030, 3 mo. USD Term SOFR + 3.25%	2,043,813
2,802,751	Petco Health & Wellness Co., Inc. 8.85%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	2,584,949
3,258,333	Specialty Building Products Holdings LLC 9.19%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	3,245,170
6,875,000	Staples, Inc. 11.08%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	6,383,437
1,820,000	White Cap Buyer LLC 8.59%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,804,075
		78,965,039
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Semiconductors - 0.6%
EUR 3,845,430	MKS Instruments, Inc. 6.38%, 08/17/2029, 1 mo. EURIBOR + 2.75%	$ 4,163,007
$ 3,612,838	Synaptics, Inc. 7.85%, 12/02/2028, 3 mo. USD Term SOFR + 2.25%	3,606,515
		7,769,522
	Software - 8.4%
	Ascend Learning LLC
1,385,787	8.94%, 12/11/2028, 1 mo. USD Term SOFR + 3.50%	1,386,438
1,680,000	11.19%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	1,621,200
8,877,668	AthenaHealth Group, Inc. 8.59%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	8,855,474
	Banff Merger Sub, Inc.
4,350,000	0.00%, 07/02/2032, 1 mo. USD Term SOFR + 5.75%(8)	4,331,861
3,395,000	9.01%, 07/03/2031, 1 mo. USD Term SOFR + 3.75%	3,379,451
3,442,225	Cast & Crew Payroll LLC 9.09%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	3,446,907
2,047,500	CCC Intelligent Solutions, Inc. 7.71%, 09/21/2028, 1 mo. USD Term SOFR + 2.25%	2,050,059
2,645,000	Cloud Software Group, Inc. 9.83%, 03/21/2031, 3 mo. USD Term SOFR + 4.50%	2,653,940
5,052,337	Cotiviti Corp. 8.59%, 05/01/2031, 1 mo. USD Term SOFR + 3.25%	5,068,151
	DCert Buyer, Inc.
3,156,562	9.34%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	2,938,065
1,395,000	12.34%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,200,858
3,722,091	Dun & Bradstreet Corp. 8.10%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	3,729,088
4,739,909	E2open LLC 8.96%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	4,741,710
6,002,578	EP Purchaser LLC 9.10%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	6,014,343
	Epicor Software Corp.
388,005	0.00%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%(8)(9)	390,430
3,306,995	8.59%, 05/23/2031, 1 mo. USD Term SOFR + 3.25%	3,327,664
4,554,000	Evertec Group LLC 8.59%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	4,576,770
1,044,750	Genesys Cloud Services Holdings II LLC 9.21%, 12/01/2027, 1 mo. USD Term SOFR + 3.75%	1,051,060
1,000,000	Genuine Financial Holdings LLC 0.00%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%(8)	1,000,310
1,945,125	Imagine Learning LLC 0.00%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%(8)	1,945,728
2,600,000	Mitchell International, Inc. 8.59%, 06/17/2031, 1 mo. USD Term SOFR + 3.25%	2,569,892
7,114,263	Open Text Corp. 7.59%, 01/31/2030, 1 mo. USD Term SOFR + 2.25%	7,149,478
5,396,286	Polaris Newco LLC 9.51%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	5,402,438

77

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.4%(7) - (continued)
	Software - 8.4% - (continued)
$ 2,869,979	Project Boost Purchaser LLC 8.79%, 07/16/2031, 3 mo. USD Term SOFR + 3.50%	$ 2,875,174
	Rocket Software, Inc.
EUR 3,615,000	8.35%, 11/28/2028, 1 mo. EURIBOR + 4.75%	3,902,005
$ 6,560,708	10.09%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	6,578,947
7,410,514	SS&C Technologies, Inc. 7.34%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	7,435,858
4,814,776	Waystar Technologies, Inc. 8.09%, 10/22/2029, 1 mo. USD Term SOFR + 2.75%	4,850,886
		104,474,185
	Telecommunications - 2.5%
EUR 3,298,321	Altice France SA 9.19%, 08/15/2028, 3 mo. EURIBOR + 5.50%	2,665,675
$ 2,500,000	Crown Subsea Communications Holding, Inc. 10.03%, 01/30/2031, 3 mo. USD Term SOFR + 4.75%	2,513,125
4,180,000	Frontier Communications Corp. 8.83%, 07/01/2031, 3 mo. USD Term SOFR + 3.50%	4,203,533
EUR 8,590,000	Lorca Holdco Ltd. 7.20%, 03/25/2031, 6 mo. EURIBOR + 3.50%	9,299,409
1,704,545	Matterhorn Telecom SA 6.34%, 09/15/2026, 3 mo. EURIBOR + 2.63%	1,845,519
2,000,000	Odido Holding BV 7.62%, 03/30/2029, 3 mo. EURIBOR + 3.90%	2,168,764
	Xplornet Communications, Inc.
$ 2,230,000	0.00%, 10/01/2029, 1 mo. USD Term SOFR + 7.00%(6)(8)	22,523
4,583,500	0.00%, 10/02/2028, 1 mo. USD Term SOFR + 4.00%(6)(8)	862,065
8,179,378	Zacapa SARL 9.33%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	8,171,771
		31,752,384
	Total Senior Floating Rate Interests (cost $1,138,283,339)	$ 1,114,906,022
COMMON STOCKS - 0.6%
	Energy - 0.3%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(10)	$ 962,614
71,083	Foresight Energy LLC*(10)	888,537
15,718	Kelly Topco Shares*(10)	1,143,485
544,947	PES Energy Liquidating Trust*(5)(10)	—
112,212	Texgen Power LLC*(4)(5)(10)	4,488
		2,999,124
	Insurance - 0.0%
175,508	Tenerity, Inc.*(10)	1,755
	Materials - 0.1%
37,645	Utex Industries*(10)	1,417,974
	Media & Entertainment - 0.2%
121,289	Crown Finance U.S., Inc.*(10)	2,274,169
1	Rodan & Fields LLC Class A*(5)(10)	—
0(11)	Rodan & Fields LLC Class A1*(5)(10)	191
1	Rodan & Fields LLC Class D*(5)(10)	49,815
		2,324,175
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.6% - (continued)
	Utilities - 0.0%
112,212	Mountain Creek Power LLC*(5)(10)		$ 20,198
	Total Common Stocks (cost $19,024,063)		$ 6,763,226
EXCHANGE-TRADED FUNDS - 3.9%
	Other Investment Pools & Funds - 3.9%
592,400	Invesco Senior Loan ETF		$ 12,440,400
877,200	SPDR Blackstone Senior Loan ETF		36,623,100
	Total Exchange-Traded Funds (cost $51,382,590)		$ 49,063,500
WARRANTS - 0.0%
	Materials - 0.0%
7,500	Utex Industries Expires 12/31/2025*(5)(10)		$ 3,375
	Total Warrants (cost $35,400)		$ 3,375
	Total Long-Term Investments (cost $1,304,110,819)		$ 1,263,076,807
	Total Investments (cost $1,304,110,819)	101.3%	$ 1,263,076,807
	Other Assets and Liabilities	(1.3)%	(15,975,593)
	Net Assets	100.0%	$ 1,247,101,214
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $78,938,805, representing 6.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $7,248,114, representing 0.6% of net assets.
(4)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(5)	Investment valued using significant unobservable inputs.

78

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2024, the aggregate value of the unfunded commitment was $7,049,233, which represents to 0.6% of total net assets.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $6,766,601 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	916,775	$ 2,887,841	$ 962,614
08/2023	Crown Finance U.S., Inc.	121,289	2,365,136	2,274,169
06/2020	Foresight Energy LLC	71,083	609,446	888,537
09/2021	Kelly Topco Shares	15,718	1,251,310	1,143,485
07/2024	Mountain Creek Power LLC	112,212	—	20,198
08/2015	PES Energy Liquidating Trust	544,947	4,735,804	—
09/2023	Rodan & Fields LLC Class A	1	—	—
09/2023	Rodan & Fields LLC Class D	1	—	49,815
09/2023	Rodan & Fields LLC Class A1	0	—	191
06/2017	Tenerity, Inc.	175,508	6,043,294	1,755
02/2024	Texgen Power LLC	112,212	—	4,488
12/2020	Utex Industries	37,645	1,131,232	1,417,974
Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2020	Utex Industries Expires 12/31/2025 Warrants	7,500	$ 35,400	$ 3,375
			$ 19,059,463	$ 6,766,601

(11)	Security has less than 1 share.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(9)	09/06/2024	$ (1,144,577)	$ (18,427)
U.S. Treasury 5-Year Note Future	(27)	09/30/2024	(2,913,047)	(46,909)
Total futures contracts				$ (65,336)

79

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	44,775,000	(5.33%)	09/20/2024	Quarterly	$ —	$ —	$ 923,781	$ 923,781
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BNP	USD	22,100,000	(5.33%)	12/20/2024	Quarterly	—	—	30,547	30,547
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	25,775,000	(5.33%)	12/20/2024	Quarterly	—	—	1,584	1,584
Total OTC total return swap contracts							$ —	$ —	$ 955,912	$ 955,912

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S42	USD	7,675,000	(5.00%)	06/20/2029	Quarterly	$ —	$ (502,525)	$ (575,560)	$ (73,035)
Total centrally cleared credit default swap contracts						$ —	$ (502,525)	$ (575,560)	$ (73,035)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
19,000	CAD	13,747	USD	RBC	08/30/2024	$ 27
1,811,607	EUR	1,967,555	USD	SCB	08/30/2024	(4,022)
5,426,351	EUR	5,896,372	USD	DEUT	08/30/2024	(14,957)
124,000	GBP	159,595	USD	BCLY	08/30/2024	(137)
168,610,403	USD	155,169,868	EUR	DEUT	08/30/2024	427,693
5,534,759	USD	4,300,321	GBP	BCLY	08/30/2024	4,755
Total foreign currency contracts						$ 413,359
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
80

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 21,476,022	$ —	$ 21,476,022	$ —
Convertible Bonds	2,098,237	—	2,098,237	—
Corporate Bonds	68,766,425	—	68,443,325	323,100
Senior Floating Rate Interests	1,114,906,022	—	1,114,906,022	—
Common Stocks
Energy	2,999,124	—	2,994,636	4,488
Insurance	1,755	—	1,755	—
Materials	1,417,974	—	1,417,974	—
Media & Entertainment	2,324,175	—	2,274,169	50,006
Utilities	20,198	—	—	20,198
Exchange-Traded Funds	49,063,500	49,063,500	—	—
Warrants	3,375	—	—	3,375
Foreign Currency Contracts(2)	432,475	—	432,475	—
Swaps- Total Return(2)	955,912	—	955,912	—
Total	$ 1,264,465,194	$ 49,063,500	$ 1,215,000,527	$ 401,167
Liabilities
Foreign Currency Contracts(2)	$ (19,116)	$ —	$ (19,116)	$ —
Futures Contracts(2)	(65,336)	(65,336)	—	—
Swaps - Credit Default(2)	(73,035)	—	(73,035)	—
Total	$ (157,487)	$ (65,336)	$ (92,151)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
81

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 57.5%
2,054,728	Hartford Core Equity Fund, Class F	$ 110,400,553
2,632,859	Hartford Large Cap Growth ETF*	53,898,836
1,060,700	Hartford Multifactor US Equity ETF	53,036,909
1,493,066	Hartford Small Cap Value Fund, Class F	19,230,693
2,190,628	The Hartford Equity Income Fund, Class F	46,704,194
194,926	The Hartford Growth Opportunities Fund, Class F*	11,327,147
828,505	The Hartford Small Company Fund, Class F*	18,666,215
	Total Domestic Equity Funds (cost $211,890,535)	$ 313,264,547
	International/Global Equity Funds - 27.5%
1,194,349	Hartford Multifactor Developed Markets (ex-US) ETF	34,421,138
622,592	Hartford Schroders Emerging Markets Equity Fund, Class F	10,640,104
3,282,145	Hartford Schroders International Multi-Cap Value Fund, Class F	34,134,304
1,183,197	The Hartford International Growth Fund, Class F	20,007,864
2,703,753	The Hartford International Opportunities Fund, Class F	50,343,875
	Total International/Global Equity Funds (cost $131,846,944)	$ 149,547,285
	Taxable Fixed Income Funds - 14.8%
863,562	Hartford Core Bond ETF	30,397,555
2,386,060	Hartford Schroders Core Fixed Income Fund, Class F	20,591,700
684,128	The Hartford Strategic Income Fund, Class F	5,384,088
2,417,378	The Hartford World Bond Fund, Class F	24,415,513
	Total Taxable Fixed Income Funds (cost $83,178,106)	$ 80,788,856
	Total Affiliated Investment Companies (cost $426,915,585)	$ 543,600,688
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,078,492	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.22%(1)		$ 1,078,492
	Total Short-Term Investments (cost $1,078,492)		$ 1,078,492
	Total Investments (cost $427,994,077)	100.0%	$ 544,679,180
	Other Assets and Liabilities	(0.0)%	(176,647)
	Net Assets	100.0%	$ 544,502,533
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended July 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2024	Shares as of July 31, 2024	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$ 37,921,011	$ —	$ 10,510,409	$ (2,095,799)	$ 5,082,752	$ 30,397,555	863,562	$ 1,105,739	$ —
Hartford Core Equity Fund, Class F	97,010,528	3,268,733	17,129,487	3,295,460	23,955,319	110,400,553	2,054,728	1,179,600	2,089,133
Hartford Large Cap Growth ETF	37,594,330	—	—	—	16,304,506	53,898,836	2,632,859	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	29,607,912	—	—	—	4,813,226	34,421,138	1,194,349	1,349,728	—
Hartford Multifactor US Equity ETF	41,758,910	—	—	—	11,277,999	53,036,909	1,060,700	623,068	—
Hartford Schroders Core Fixed Income Fund, Class F	24,747,690	810,212	6,446,163	(426,573)	1,906,534	20,591,700	2,386,060	792,299	—
Hartford Schroders Emerging Markets Equity Fund, Class F	4,634,623	5,262,771	—	—	742,710	10,640,104	622,592	76,424	—
Hartford Schroders International Multi-Cap Value Fund, Class F	29,804,276	805,671	2,164,569	10,161	5,678,765	34,134,304	3,282,145	805,670	—
Hartford Small Cap Value Fund, Class F	13,149,820	3,255,739	1,308,906	110,189	4,023,851	19,230,693	1,493,066	268,472	282,164
The Hartford Equity Income Fund, Class F	40,273,998	3,164,424	2,056,506	104,427	5,217,851	46,704,194	2,190,628	894,445	2,269,978
The Hartford Growth Opportunities Fund, Class F	15,977,844	2,509,352	13,094,280	3,156,389	2,777,842	11,327,147	194,926	—	—
The Hartford International Growth Fund, Class F	16,928,550	174,943	1,144,947	87,301	3,962,017	20,007,864	1,183,197	174,943	—
The Hartford International Opportunities Fund, Class F	36,513,234	5,968,747	226,589	2,446	8,086,037	50,343,875	2,703,753	724,808	—
82

The Hartford Growth Allocation Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2024	Shares as of July 31, 2024	Dividend Income	Capital Gains Distribution
The Hartford Small Company Fund, Class F	$ 12,278,046	$ 2,309,167	$ 390,127	$ (41,765)	$ 4,510,894	$ 18,666,215	828,505	$ —	$ —
The Hartford Strategic Income Fund, Class F	9,385,374	423,758	5,205,434	232,385	548,005	5,384,088	684,128	423,759	—
The Hartford World Bond Fund, Class F	21,642,682	8,740,300	7,006,445	(123,798)	1,162,774	24,415,513	2,417,378	759,663	—
Total	$469,228,828	$36,693,817	$66,683,862	$4,310,823	$100,051,082	$543,600,688	25,792,576	$9,178,618	$4,641,275
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 543,600,688	$ 543,600,688	$ —	$ —
Short-Term Investments	1,078,492	1,078,492	—	—
Total	$ 544,679,180	$ 544,679,180	$ —	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
83

Hartford Global Impact Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Australia - 0.9%
1,168,136	Cleanaway Waste Management Ltd.	$ 2,159,364
	Brazil - 1.5%
401,900	Telefonica Brasil SA	3,446,897
	Germany - 1.5%
99,478	Infineon Technologies AG	3,455,681
	India - 1.3%
83,807	Shriram Finance Ltd.	2,940,263
	Indonesia - 1.5%
12,411,629	Bank Rakyat Indonesia Persero Tbk. PT	3,571,323
	Ireland - 1.0%
24,340	Kingspan Group PLC	2,277,352
	Japan - 3.8%
66,300	Recruit Holdings Co. Ltd.	3,801,860
116,700	Renesas Electronics Corp.	2,010,026
119,400	Sekisui House Ltd.	2,991,725
		8,803,611
	Netherlands - 4.4%
54,293	Aalberts NV	2,076,035
67,125	Arcadis NV	4,794,143
19,253	Wolters Kluwer NV	3,223,131
		10,093,309
	Puerto Rico - 1.5%
34,353	Popular, Inc.	3,525,648
	South Africa - 2.3%
3,952,620	Old Mutual Ltd.	2,673,783
467,307	Vodacom Group Ltd.	2,622,821
		5,296,604
	South Korea - 0.6%
5,855	Samsung SDI Co. Ltd.	1,376,682
	Spain - 0.6%
86,906	EDP Renovaveis SA	1,351,044
	Sweden - 0.5%
23,662	MIPS AB(1)	1,178,195
	Switzerland - 3.7%
32,132	DSM-Firmenich AG	4,102,257
49,288	Landis & Gyr Group AG	4,464,561
		8,566,818
	Taiwan - 2.2%
272,700	Chroma ATE, Inc.	2,539,092
69,334	MediaTek, Inc.	2,640,594
		5,179,686
	United Kingdom - 6.1%
60,210	AstraZeneca PLC ADR	4,765,621
425,567	Beazley PLC	3,740,523
86,978	Genus PLC	2,038,296
177,971	Nomad Foods Ltd.	3,401,026
		13,945,466
	United States - 63.3%
32,409	Abbott Laboratories	3,433,409
64,580	Adtalem Global Education, Inc.*	5,063,718
13,896	Advanced Drainage Systems, Inc.	2,460,148
34,632	Agilent Technologies, Inc.	4,896,965
17,115	Autodesk, Inc.*	4,236,305
31,384	Block, Inc.*	1,942,042
97,985	Boston Scientific Corp.*	7,239,132
2,658	Cavco Industries, Inc.*	1,102,060
34,131	Crown Holdings, Inc.	3,027,420
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.7% - (continued)
	United States - 63.3% - (continued)
18,339	CyberArk Software Ltd.*		$ 4,701,753
18,931	Danaher Corp.		5,245,401
85,822	Darling Ingredients, Inc.*		3,409,708
5,452	Eli Lilly & Co.		4,384,880
22,165	F5, Inc.*		4,513,681
13,166	First Solar, Inc.*		2,843,724
39,238	Globe Life, Inc.		3,638,932
48,969	GoDaddy, Inc. Class A*		7,122,541
65,896	GSK PLC ADR(2)		2,554,788
70,856	HA Sustainable Infrastructure Capital, Inc.		2,321,951
14,248	Hubbell, Inc.		5,637,221
15,270	Insulet Corp.*		2,967,725
267,189	Laureate Education, Inc.		4,141,430
11,198	Lineage, Inc. REIT*		984,080
37,752	Merck & Co., Inc.		4,270,884
54,742	NEXTracker, Inc. Class A*		2,690,022
46,062	OneMain Holdings, Inc.		2,407,200
148,512	PowerSchool Holdings, Inc. Class A*		3,350,431
18,485	Schneider Electric SE		4,455,535
22,936	Sun Communities, Inc. REIT		2,906,679
50,732	Tecnoglass, Inc.		2,729,889
18,096	Tetra Tech, Inc.		3,858,791
19,898	Trane Technologies PLC		6,651,503
12,927	Veeva Systems, Inc. Class A*		2,481,079
36,370	Veralto Corp.		3,875,587
18,374	Waste Connections, Inc.		3,266,346
42,301	Westinghouse Air Brake Technologies Corp.		6,816,806
60,116	Xylem, Inc.		8,025,486
			145,655,252
	Total Common Stocks (cost $174,048,334)		$ 222,823,195
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.6%
$ 1,384,800	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $1,385,005; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $1,412,675		$ 1,384,800
	Securities Lending Collateral - 0.7%
240,355	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(3)		240,355
801,181	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(3)		801,181
240,354	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(3)		240,354
240,354	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(3)		240,354
			1,522,244
	Total Short-Term Investments (cost $2,907,044)		$ 2,907,044
	Total Investments (cost $176,955,378)	98.0%	$ 225,730,239
	Other Assets and Liabilities	2.0%	4,550,110
	Net Assets	100.0%	$ 230,280,349
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

84

Hartford Global Impact Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of this security was $1,178,195, representing 0.5% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 2,159,364	$ —	$ 2,159,364	$ —
Brazil	3,446,897	3,446,897	—	—
Germany	3,455,681	—	3,455,681	—
India	2,940,263	—	2,940,263	—
Indonesia	3,571,323	—	3,571,323	—
Ireland	2,277,352	—	2,277,352	—
Japan	8,803,611	—	8,803,611	—
Netherlands	10,093,309	—	10,093,309	—
Puerto Rico	3,525,648	3,525,648	—	—
South Africa	5,296,604	5,296,604	—	—
South Korea	1,376,682	—	1,376,682	—
Spain	1,351,044	—	1,351,044	—
Sweden	1,178,195	—	1,178,195	—
Switzerland	8,566,818	—	8,566,818	—
Taiwan	5,179,686	—	5,179,686	—
United Kingdom	13,945,466	8,166,647	5,778,819	—
United States	145,655,252	141,199,717	4,455,535	—
Short-Term Investments	2,907,044	1,522,244	1,384,800	—
Total	$ 225,730,239	$ 163,157,757	$ 62,572,482	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
85

The Hartford Healthcare Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Biotechnology - 22.3%
111,463	AbbVie, Inc.	$ 20,656,323
122,869	Akero Therapeutics, Inc.*	3,284,288
145,484	Alkermes PLC*	3,974,623
33,816	Alnylam Pharmaceuticals, Inc.*	8,029,947
13,942	Amgen, Inc.	4,635,297
92,772	Apellis Pharmaceuticals, Inc.*	3,673,771
25,405	Argenx SE ADR*	13,105,677
39,554	Ascendis Pharma AS ADR*	5,280,459
495,524	Autolus Therapeutics PLC ADR*	2,324,008
108,090	Avidity Biosciences, Inc.*	4,926,742
38,479	Biogen, Inc.*	8,203,723
29,031	Blueprint Medicines Corp.*	3,144,057
74,274	Bridgebio Pharma, Inc.*	1,927,410
131,559	Celldex Therapeutics, Inc.*	5,013,713
103,908	Crinetics Pharmaceuticals, Inc.*	5,519,593
80,967	Cytokinetics, Inc.*	4,777,863
67,338	Disc Medicine, Inc.*	2,906,308
91,045	Exact Sciences Corp.*	4,158,936
10,129	Genmab AS*	2,861,155
100,450	Genus PLC	2,354,007
313,357	Immatics NV*	3,766,551
85,013	Immunocore Holdings PLC ADR*	3,375,016
72,325	Kymera Therapeutics, Inc.*	3,341,415
38,630	Legend Biotech Corp. ADR*	2,178,346
71,398	Merus NV*	3,786,950
28,951	Moderna, Inc.*	3,451,538
53,571	MoonLake Immunotherapeutics*	2,231,232
20,065	Natera, Inc.*	2,054,455
34,010	Nuvalent, Inc. Class A*	2,718,759
79,036	PTC Therapeutics, Inc.*	2,675,369
18,566	Regeneron Pharmaceuticals, Inc.*	20,036,242
140,703	REVOLUTION Medicines, Inc.*	6,421,685
160,082	Rocket Pharmaceuticals, Inc.*	3,873,984
41,236	Sarepta Therapeutics, Inc.*	5,865,409
724,340	Savara, Inc.*	3,331,964
142,700	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	2,889,423
71,598	Soleno Therapeutics, Inc.*	3,453,172
147,802	Syndax Pharmaceuticals, Inc.*	3,355,105
89,196	Ultragenyx Pharmaceutical, Inc.*	4,015,604
24,381	United Therapeutics Corp.*	7,638,324
61,154	Vaxcyte, Inc.*	4,824,439
138,320	Veracyte, Inc.*	3,319,680
59,182	Vertex Pharmaceuticals, Inc.*	29,337,701
95,539	Xenon Pharmaceuticals, Inc.*	4,120,597
103,058	Zai Lab Ltd. ADR*(1)	1,961,194
		244,782,054
	Health Care Distributors - 2.0%
91,887	Cencora, Inc.	21,858,080
	Health Care Equipment - 12.2%
59,518	Abbott Laboratories	6,305,337
464,077	Boston Scientific Corp.*	34,286,009
141,334	Dexcom, Inc.*	9,585,272
39,782	DiaSorin SpA	4,339,059
240,852	Edwards Lifesciences Corp.*	15,185,719
53,359	Glaukos Corp.*	6,252,074
107,494	Hologic, Inc.*	8,772,585
18,050	Inspire Medical Systems, Inc.*	2,545,952
37,434	Insulet Corp.*	7,275,298
32,020	Intuitive Surgical, Inc.*	14,236,412
76,662	Stryker Corp.	25,102,972
		133,886,689
	Health Care Facilities - 5.4%
215,646	Acadia Healthcare Co., Inc.*	13,984,643
270,891	Ardent Health Partners LLC*	4,840,822
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Health Care Facilities - 5.4% - (continued)
86,451	Encompass Health Corp.	$ 8,034,756
65,772	HCA Healthcare, Inc.	23,878,525
103,435	PACS Group, Inc.*	3,702,973
169,785	Surgery Partners, Inc.*	5,154,673
		59,596,392
	Health Care Services - 3.3%
51,713	Addus HomeCare Corp.*	6,275,890
787,680	agilon health, Inc.*	5,427,115
43,157	Labcorp Holdings, Inc.	9,297,744
887,305	LifeStance Health Group, Inc.*	4,889,051
219,776	Option Care Health, Inc.*	6,525,149
201,623	Privia Health Group, Inc.*	4,181,661
		36,596,610
	Health Care Supplies - 0.5%
21,830	Align Technology, Inc.*	5,061,940
	Health Care Technology - 0.6%
277,537	Evolent Health, Inc. Class A*	6,472,163
	Life Sciences Tools & Services - 11.0%
95,809	Agilent Technologies, Inc.	13,547,393
47,631	Bio-Techne Corp.	3,886,213
149,400	Danaher Corp.	41,395,752
40,933	ICON PLC*	13,444,035
123,503	Qiagen NV*	5,494,648
34,272	Repligen Corp.*	5,735,419
9,660	Tecan Group AG*	3,607,200
55,084	Thermo Fisher Scientific, Inc.	33,785,221
		120,895,881
	Managed Health Care - 13.7%
210,688	Centene Corp.*	16,206,121
15,065	Elevance Health, Inc.	8,015,032
45,726	Humana, Inc.	16,534,979
30,095	Molina Healthcare, Inc.*	10,270,521
172,058	UnitedHealth Group, Inc.	99,132,937
		150,159,590
	Pharmaceuticals - 28.1%
657,274	Astellas Pharma, Inc.	7,623,031
272,675	AstraZeneca PLC ADR	21,582,226
187,800	Chugai Pharmaceutical Co. Ltd.	8,196,057
313,430	Daiichi Sankyo Co. Ltd.	12,765,271
167,295	Eisai Co. Ltd.	6,379,950
430,862	Elanco Animal Health, Inc.*	5,618,440
138,720	Eli Lilly & Co.	111,568,334
149,505	Galderma Group AG*	11,767,930
413,028	GSK PLC	8,020,501
100,618	Longboard Pharmaceuticals, Inc.*	3,344,542
353,696	Merck & Co., Inc.	40,013,628
46,503	Novartis AG	5,191,029
73,369	Novo Nordisk AS Class B	9,720,871
163,300	Otsuka Holdings Co. Ltd.	8,323,124
372,276	Pfizer, Inc.	11,369,309
110,818	Structure Therapeutics, Inc. ADR*	4,143,485
46,027	UCB SA	7,690,849
186,381	Verona Pharma PLC ADR*	4,223,393
112,873	Zoetis, Inc.	20,321,655
		307,863,625
	Total Common Stocks (cost $720,607,246)	$ 1,087,173,024

86

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	ABIOMED, Inc. CVR*(2)(3)(4)		$ 7,564
	Total Rights (cost $7,564)		$ 7,564
	Total Long-Term Investments (cost $720,614,810)		$ 1,087,180,588
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 2,208,049	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $2,208,377; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $2,252,260		$ 2,208,049
	Securities Lending Collateral - 0.0%
28,500	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		28,500
95,000	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(5)		95,000
28,500	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(5)		28,500
28,500	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(5)		28,500
			180,500
	Total Short-Term Investments (cost $2,388,549)		$ 2,388,549
	Total Investments (cost $723,003,359)	99.3%	$ 1,089,569,137
	Other Assets and Liabilities	0.7%	7,743,158
	Net Assets	100.0%	$ 1,097,312,295
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	ABIOMED, Inc. CVR	7,416	$ 7,564	$ 7,564

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 244,782,054	$ 236,677,469	$ 8,104,585	$ —
Health Care Distributors	21,858,080	21,858,080	—	—
Health Care Equipment	133,886,689	129,547,630	4,339,059	—
Health Care Facilities	59,596,392	59,596,392	—	—
Health Care Services	36,596,610	36,596,610	—	—
Health Care Supplies	5,061,940	5,061,940	—	—
Health Care Technology	6,472,163	6,472,163	—	—
Life Sciences Tools & Services	120,895,881	117,288,681	3,607,200	—
Managed Health Care	150,159,590	150,159,590	—	—
Pharmaceuticals	307,863,625	233,952,942	73,910,683	—
Rights	7,564	—	—	7,564
Short-Term Investments	2,388,549	180,500	2,208,049	—
Total	$ 1,089,569,137	$ 997,391,997	$ 92,169,576	$ 7,564

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
87

The Hartford High Yield Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.7%
	Airlines - 0.2%
$ 975,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 899,244
	Commercial Services - 0.3%
1,388,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	1,311,660
	Engineering & Construction - 0.3%
975,000	Fluor Corp. 1.13%, 08/15/2029(1)	1,193,887
	Entertainment - 0.5%
1,225,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(2)	1,031,896
975,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	1,104,480
		2,136,376
	Healthcare - Products - 0.5%
1,375,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	1,264,537
983,000	Insulet Corp. 0.38%, 09/01/2026	1,060,165
		2,324,702
	Home Builders - 0.4%
1,522,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	1,678,462
	Internet - 0.3%
1,160,000	Uber Technologies, Inc. 0.88%, 12/01/2028(1)	1,292,820
	IT Services - 0.3%
850,000	Seagate HDD Cayman 3.50%, 06/01/2028(1)	1,152,600
	Leisure Time - 0.3%
750,000	Carnival Corp. 5.75%, 12/01/2027	1,131,000
	Machinery-Diversified - 0.3%
973,000	Middleby Corp. 1.00%, 09/01/2025	1,099,004
	Oil & Gas - 0.3%
925,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,177,062
	Pharmaceuticals - 0.2%
1,100,000	Dexcom, Inc. 0.38%, 05/15/2028	958,037
	Real Estate Investment Trusts - 0.2%
	Rexford Industrial Realty LP
525,000	4.13%, 03/15/2029(1)	533,663
525,000	4.38%, 03/15/2027(1)	531,825
		1,065,488
	Semiconductors - 0.6%
1,050,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	1,053,360
1,550,000	ON Semiconductor Corp. 0.50%, 03/01/2029	1,597,996
		2,651,356
	Total Convertible Bonds (cost $19,617,108)	$ 20,071,698
CORPORATE BONDS - 90.0%
	Advertising - 1.5%
	Clear Channel Outdoor Holdings, Inc.
1,250,000	7.50%, 06/01/2029(1)	$ 1,071,366
475,000	7.88%, 04/01/2030(1)	483,407
3,140,000	9.00%, 09/15/2028(1)	3,334,812
1,775,000	Lamar Media Corp. 3.75%, 02/15/2028	1,671,642
		6,561,227
	Aerospace/Defense - 1.8%
2,710,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	2,934,830
	TransDigm, Inc.
650,000	4.88%, 05/01/2029	618,561
2,150,000	5.50%, 11/15/2027	2,121,339
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.0% - (continued)
	Aerospace/Defense - 1.8% - (continued)
$ 1,110,000	6.63%, 03/01/2032(1)	$ 1,133,231
755,000	6.75%, 08/15/2028(1)	769,206
		7,577,167
	Agriculture - 0.4%
1,510,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	1,498,305
	Apparel - 0.4%
	Crocs, Inc.
920,000	4.13%, 08/15/2031(1)	808,089
988,000	4.25%, 03/15/2029(1)	912,509
		1,720,598
	Auto Parts & Equipment - 0.3%
1,440,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	1,466,556
	Chemicals - 1.6%
1,917,000	Avient Corp. 7.13%, 08/01/2030(1)	1,967,352
1,370,000	NOVA Chemicals Corp. 8.50%, 11/15/2028(1)	1,451,914
	Olympus Water U.S. Holding Corp.
415,000	7.25%, 06/15/2031(1)	415,340
2,725,000	9.75%, 11/15/2028(1)	2,896,490
		6,731,096
	Commercial Banks - 0.4%
	Freedom Mortgage Corp.
801,000	7.63%, 05/01/2026(1)	801,891
800,000	12.00%, 10/01/2028(1)	861,017
150,000	12.25%, 10/01/2030(1)	164,442
		1,827,350
	Commercial Services - 5.1%
3,045,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	3,097,730
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(1)	599,326
GBP 975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(3)	1,147,811
$ 1,930,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(1)	2,032,684
1,775,000	Garda World Security Corp. 8.25%, 08/01/2032(1)	1,777,616
	Herc Holdings, Inc.
2,175,000	5.50%, 07/15/2027(1)	2,156,224
155,000	6.63%, 06/15/2029(1)	158,270
2,250,000	Service Corp. International 3.38%, 08/15/2030	1,986,611
1,950,000	TriNet Group, Inc. 7.13%, 08/15/2031(1)	2,006,283
	United Rentals North America, Inc.
240,000	3.75%, 01/15/2032	211,810
1,135,000	3.88%, 02/15/2031	1,024,934
3,310,000	4.88%, 01/15/2028	3,232,266
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	1,029,372
$ 1,816,000	Williams Scotsman, Inc. 4.63%, 08/15/2028(1)	1,727,659
		22,188,596
	Construction Materials - 1.7%
	Builders FirstSource, Inc.
1,010,000	4.25%, 02/01/2032(1)	902,716
2,350,000	5.00%, 03/01/2030(1)	2,248,264
1,450,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)	1,240,263
1,965,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(1)	1,999,504
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	919,236
		7,309,983

88

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.0% - (continued)
	Distribution/Wholesale - 0.9%
$ 1,825,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	$ 1,722,407
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	2,026,083
		3,748,490
	Diversified Financial Services - 3.5%
950,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	1,013,718
1,770,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	1,782,739
910,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	924,114
	Nationstar Mortgage Holdings, Inc.
2,015,000	5.13%, 12/15/2030(1)	1,876,539
290,000	5.50%, 08/15/2028(1)	281,593
700,000	6.50%, 08/01/2029(1)	698,953
610,000	7.13%, 02/01/2032(1)	622,776
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	2,115,960
875,000	7.88%, 03/15/2030	912,195
264,000	9.00%, 01/15/2029	279,888
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(1)	871,027
1,020,000	5.38%, 10/15/2025(1)	1,013,989
195,000	5.75%, 09/15/2031(1)	186,296
445,000	7.88%, 12/15/2029(1)	465,688
2,310,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,228,188
		15,273,663
	Electric - 0.7%
	Clearway Energy Operating LLC
2,605,000	3.75%, 02/15/2031(1)	2,307,163
390,000	3.75%, 01/15/2032(1)	339,751
515,000	4.75%, 03/15/2028(1)	494,192
		3,141,106
	Electronics - 0.6%
2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,478,288
	Entertainment - 3.2%
	Caesars Entertainment, Inc.
1,425,000	4.63%, 10/15/2029(1)	1,324,017
665,000	6.50%, 02/15/2032(1)	673,110
2,430,000	8.13%, 07/01/2027(1)	2,482,833
	Cinemark USA, Inc.
1,565,000	5.25%, 07/15/2028(1)	1,513,260
230,000	7.00%, 08/01/2032(1)	234,188
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(1)	334,821
1,090,000	7.88%, 07/31/2028(1)	1,248,072
$ 2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,308,843
3,355,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	3,496,910
		13,616,054
	Environmental Control - 0.2%
	Reworld Holding Corp.
165,000	4.88%, 12/01/2029(1)	150,923
990,000	5.00%, 09/01/2030	896,182
		1,047,105
	Food - 2.4%
	B&G Foods, Inc.
1,190,000	5.25%, 09/15/2027	1,114,754
2,435,000	8.00%, 09/15/2028(1)	2,480,878
GBP 802,000	Bellis Acquisition Co. PLC 3.25%, 02/16/2026(1)	1,005,236
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.0% - (continued)
	Food - 2.4% - (continued)
GBP 775,000	Iceland Bondco PLC 10.88%, 12/15/2027(1)	$ 1,059,634
$ 2,150,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	2,117,860
2,720,000	Post Holdings, Inc. 5.63%, 01/15/2028(1)	2,688,370
		10,466,732
	Healthcare - Products - 2.5%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,588,071
2,020,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(1)(4)	2,075,478
	Medline Borrower LP
5,125,000	3.88%, 04/01/2029(1)	4,778,918
1,532,000	5.25%, 10/01/2029(1)	1,479,306
		10,921,773
	Healthcare - Services - 1.9%
	CHS/Community Health Systems, Inc.
2,475,000	4.75%, 02/15/2031(1)	2,035,538
25,000	8.00%, 12/15/2027(1)	25,016
1,710,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	1,677,880
1,455,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	1,502,170
3,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	3,130,598
		8,371,202
	Home Builders - 3.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,023,000	4.63%, 08/01/2029(1)	943,926
941,000	4.63%, 04/01/2030(1)	859,239
1,641,000	6.63%, 01/15/2028(1)	1,649,015
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,268,461
	KB Home
470,000	4.00%, 06/15/2031	424,649
660,000	4.80%, 11/15/2029	631,902
	M/I Homes, Inc.
1,840,000	3.95%, 02/15/2030	1,673,309
790,000	4.95%, 02/01/2028	770,851
1,750,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,820,038
	Taylor Morrison Communities, Inc.
325,000	5.13%, 08/01/2030(1)	316,872
1,790,000	5.75%, 01/15/2028(1)	1,791,391
		13,149,653
	Insurance - 2.9%
	Acrisure LLC/Acrisure Finance, Inc.
2,125,000	7.50%, 11/06/2030(1)	2,156,900
1,050,000	8.50%, 06/15/2029(1)	1,076,304
	AssuredPartners, Inc.
2,700,000	5.63%, 01/15/2029(1)	2,571,725
1,330,000	7.50%, 02/15/2032(1)	1,353,081
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(1)	2,165,698
1,580,000	7.38%, 01/31/2032(1)	1,623,615
1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,595,547
		12,542,870
	Internet - 4.1%
EUR 1,930,000	Cerved Group SpA 8.97%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(5)	2,057,411
	Gen Digital, Inc.
$ 1,450,000	6.75%, 09/30/2027(1)	1,474,595
1,450,000	7.13%, 09/30/2030(1)	1,498,906
2,545,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	2,313,486

89

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.0% - (continued)
	Internet - 4.1% - (continued)
	Newfold Digital Holdings Group, Inc.
$ 2,975,000	6.00%, 02/15/2029(1)	$ 2,068,286
1,445,000	11.75%, 10/15/2028(1)	1,459,687
1,000,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	1,058,179
	Uber Technologies, Inc.
2,765,000	4.50%, 08/15/2029(1)	2,666,796
1,145,000	8.00%, 11/01/2026(1)	1,149,723
	United Group BV
EUR 965,000	6.75%, 02/15/2031(1)	1,093,258
950,000	8.08%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(5)	1,031,993
		17,872,320
	Iron/Steel - 0.6%
	ATI, Inc.
$ 1,155,000	4.88%, 10/01/2029	1,097,041
1,025,000	5.88%, 12/01/2027	1,017,121
390,000	7.25%, 08/15/2030	407,531
		2,521,693
	IT Services - 2.7%
865,000	Amentum Escrow Corp. 7.25%, 08/01/2032(1)(4)	884,539
4,205,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	4,311,555
3,100,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	3,192,098
3,620,000	McAfee Corp. 7.38%, 02/15/2030(1)	3,377,191
		11,765,383
	Leisure Time - 3.6%
	Carnival Corp.
3,140,000	6.00%, 05/01/2029(1)	3,132,635
655,000	10.50%, 06/01/2030(1)	711,904
	NCL Corp. Ltd.
1,415,000	5.88%, 02/15/2027(1)	1,404,532
300,000	8.13%, 01/15/2029(1)	318,882
1,590,000	8.38%, 02/01/2028(1)	1,673,302
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027(1)	745,227
2,625,000	5.50%, 08/31/2026(1)	2,612,779
1,000,000	6.00%, 02/01/2033(1)	1,005,915
390,000	7.25%, 01/15/2030(1)	408,725
1,425,000	8.25%, 01/15/2029(1)	1,507,740
	Viking Cruises Ltd.
600,000	5.88%, 09/15/2027(1)	596,345
1,345,000	9.13%, 07/15/2031(1)	1,466,480
		15,584,466
	Lodging - 0.7%
2,085,000	Station Casinos LLC 6.63%, 03/15/2032(1)	2,104,439
960,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(1)	940,765
		3,045,204
	Media - 6.9%
1,200,000	Altice Financing SA 5.75%, 08/15/2029(1)	911,041
1,050,000	AMC Networks, Inc. 10.25%, 01/15/2029(1)	1,035,248
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,795,000	4.25%, 02/01/2031(1)	2,375,791
2,250,000	4.25%, 01/15/2034(1)	1,777,262
1,875,000	4.50%, 08/15/2030(1)	1,640,786
925,000	4.50%, 05/01/2032	774,514
1,750,000	4.75%, 02/01/2032(1)	1,496,643
1,400,000	7.38%, 03/01/2031(1)	1,414,029
	CSC Holdings LLC
1,900,000	5.75%, 01/15/2030(1)	765,789
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.0% - (continued)
	Media - 6.9% - (continued)
$ 3,325,000	11.75%, 01/31/2029(1)	$ 3,005,756
775,000	DISH DBS Corp. 5.75%, 12/01/2028(1)	568,971
2,250,000	Paramount Global 6.88%, 04/30/2036	2,187,843
3,485,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(4)	2,403,918
	Sirius XM Radio, Inc.
1,550,000	3.13%, 09/01/2026(1)	1,472,479
675,000	4.13%, 07/01/2030(1)	586,618
2,275,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	2,059,967
	Virgin Media Secured Finance PLC
GBP 1,800,000	4.25%, 01/15/2030(3)	1,999,427
$ 1,430,000	4.50%, 08/15/2030(1)	1,239,937
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,222,292
935,000	Ziggo BV 4.88%, 01/15/2030(1)	850,939
		29,789,250
	Metal Fabricate/Hardware - 0.6%
	Advanced Drainage Systems, Inc.
1,124,000	5.00%, 09/30/2027(1)	1,101,239
1,361,000	6.38%, 06/15/2030(1)	1,371,322
		2,472,561
	Mining - 1.9%
	Constellium SE
1,575,000	3.75%, 04/15/2029(1)	1,437,065
755,000	5.63%, 06/15/2028(1)	742,203
348,000	5.88%, 02/15/2026(1)	347,600
	FMG Resources August 2006 Pty. Ltd.
375,000	4.38%, 04/01/2031(1)	338,943
2,880,000	5.88%, 04/15/2030(1)	2,838,047
	Novelis Corp.
630,000	3.25%, 11/15/2026(1)	599,228
650,000	3.88%, 08/15/2031(1)	570,880
1,310,000	4.75%, 01/30/2030(1)	1,234,942
		8,108,908
	Oil & Gas - 6.7%
2,925,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	3,113,884
	Matador Resources Co.
190,000	6.50%, 04/15/2032(1)	190,903
1,760,000	6.88%, 04/15/2028(1)	1,794,508
1,360,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	1,452,832
2,640,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	2,772,441
1,250,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(1)	1,316,143
	Occidental Petroleum Corp.
1,545,000	3.20%, 08/15/2026	1,480,132
395,000	6.13%, 01/01/2031	411,583
	Permian Resources Operating LLC
745,000	6.25%, 02/01/2033(1)	749,499
1,935,000	8.00%, 04/15/2027(1)	1,997,063
	Range Resources Corp.
685,000	4.75%, 02/15/2030(1)	648,800
1,485,000	4.88%, 05/15/2025	1,475,441
	SM Energy Co.
1,975,000	6.50%, 07/15/2028	1,968,259
420,000	6.75%, 08/01/2029(1)	422,922
160,000	7.00%, 08/01/2032(1)	161,686
	Sunoco LP
825,000	7.00%, 05/01/2029(1)	849,385
1,270,000	7.25%, 05/01/2032(1)	1,320,660
	Transocean, Inc.
1,110,000	8.50%, 05/15/2031(1)	1,136,301
2,970,000	8.75%, 02/15/2030(1)	3,119,055

90

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.0% - (continued)
	Oil & Gas - 6.7% - (continued)
	Vital Energy, Inc.
$ 325,000	7.75%, 07/31/2029(1)	$ 328,863
195,000	7.88%, 04/15/2032(1)	198,317
1,875,000	9.75%, 10/15/2030	2,050,131
		28,958,808
	Oil & Gas Services - 2.2%
3,100,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	3,195,784
2,085,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	2,119,334
3,900,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	4,052,708
		9,367,826
	Packaging & Containers - 3.2%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,530,000	4.13%, 08/15/2026(1)	1,293,908
3,045,000	5.25%, 08/15/2027(1)	1,743,263
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(1)	672,455
2,200,000	8.75%, 04/15/2030(1)	2,159,311
	Graphic Packaging International LLC
880,000	3.75%, 02/01/2030(1)	798,858
1,775,000	6.38%, 07/15/2032(1)	1,795,157
	Mauser Packaging Solutions Holding Co.
910,000	7.88%, 04/15/2027(1)	937,191
1,075,000	9.25%, 04/15/2027(1)	1,076,149
	Owens-Brockway Glass Container, Inc.
2,125,000	7.25%, 05/15/2031(1)	2,096,237
670,000	7.38%, 06/01/2032(1)	662,343
575,000	Trivium Packaging Finance BV 5.50%, 08/15/2026(1)	563,118
		13,797,990
	Pharmaceuticals - 0.6%
1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,368,958
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,053,165
		2,422,123
	Pipelines - 4.4%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(1)	1,874,738
1,150,000	6.63%, 02/01/2032(1)	1,173,299
1,860,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 07/15/2032(1)	1,935,719
	Buckeye Partners LP
1,520,000	3.95%, 12/01/2026	1,465,565
429,000	4.13%, 03/01/2025(1)	423,301
900,000	4.13%, 12/01/2027	845,965
730,000	4.50%, 03/01/2028(1)	694,477
727,000	5.60%, 10/15/2044	602,811
1,665,000	6.88%, 07/01/2029(1)	1,688,753
	DT Midstream, Inc.
1,971,000	4.13%, 06/15/2029(1)	1,840,775
750,000	4.38%, 06/15/2031(1)	691,276
	EnLink Midstream LLC
625,000	5.38%, 06/01/2029	622,494
768,000	5.63%, 01/15/2028(1)	770,548
550,000	6.50%, 09/01/2030(1)	572,268
	EQM Midstream Partners LP
1,545,000	4.50%, 01/15/2029(1)	1,478,222
1,180,000	4.75%, 01/15/2031(1)	1,114,068
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.0% - (continued)
	Pipelines - 4.4% - (continued)
$ 950,000	6.50%, 07/15/2048	$ 964,318
115,000	7.50%, 06/01/2030(1)	124,024
		18,882,621
	Real Estate - 0.5%
GBP 2,200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	2,184,872
	Real Estate Investment Trusts - 1.4%
	Iron Mountain, Inc.
$ 1,050,000	5.25%, 07/15/2030(1)	1,010,429
1,925,000	7.00%, 02/15/2029(1)	1,977,418
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 07/15/2031(1)	598,010
	RHP Hotel Properties LP/RHP Finance Corp.
445,000	6.50%, 04/01/2032(1)	450,027
1,910,000	7.25%, 07/15/2028(1)	1,971,783
		6,007,667
	Retail - 6.0%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,882,349
800,000	3.88%, 01/15/2028(1)	751,972
215,000	4.00%, 10/15/2030(1)	191,374
1,210,000	4.38%, 01/15/2028(1)	1,150,431
	Asbury Automotive Group, Inc.
1,808,000	4.63%, 11/15/2029(1)	1,689,204
307,000	4.75%, 03/01/2030	288,142
760,000	5.00%, 02/15/2032(1)	698,681
2,210,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	2,311,894
1,755,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,704,866
715,000	Group 1 Automotive, Inc. 6.38%, 01/15/2030(1)	722,233
4,856,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	4,291,222
985,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	728,505
	PetSmart, Inc./PetSmart Finance Corp.
1,560,000	4.75%, 02/15/2028(1)	1,463,159
625,000	7.75%, 02/15/2029(1)	606,373
2,823,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	2,778,724
2,150,000	Staples, Inc. 10.75%, 09/01/2029(1)	2,083,459
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	499,446
816,000	4.63%, 01/31/2032	758,104
1,274,000	5.38%, 04/01/2032	1,234,069
		25,834,207
	Semiconductors - 0.6%
2,585,000	Entegris, Inc. 4.75%, 04/15/2029(1)(4)	2,491,255
	Software - 4.0%
4,120,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	3,883,338
2,664,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	2,529,005
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(1)	1,129,714
825,000	3.88%, 12/01/2029(1)	748,988
270,000	6.90%, 12/01/2027(1)	280,188
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(1)	939,504
650,000	4.13%, 12/01/2031(1)	578,682
493,000	PTC, Inc. 4.00%, 02/15/2028(1)	466,336
2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	2,329,377
430,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)	387,491
3,855,000	UKG, Inc. 6.88%, 02/01/2031(1)	3,962,301
		17,234,924

91

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.0% - (continued)
	Telecommunications - 4.2%
$ 825,000	Altice France Holding SA 10.50%, 05/15/2027(1)	$ 309,165
	Altice France SA
720,000	5.13%, 07/15/2029(1)	502,821
640,000	5.50%, 01/15/2028(1)	467,588
800,000	5.50%, 10/15/2029(1)	559,366
1,665,000	8.13%, 02/01/2027(1)	1,327,426
	Frontier Communications Holdings LLC
2,255,000	5.00%, 05/01/2028(1)	2,168,435
1,085,000	5.88%, 10/15/2027(1)	1,074,680
835,161	5.88%, 11/01/2029	752,129
1,805,000	6.75%, 05/01/2029(1)	1,705,778
	Iliad Holding SASU
365,000	6.50%, 10/15/2026(1)	365,340
EUR 1,460,000	6.88%, 04/15/2031(1)	1,625,528
$ 490,000	7.00%, 10/15/2028(1)	490,806
EUR 515,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(1)	555,280
1,200,000	Odido Group Holding BV 5.50%, 01/15/2030(3)	1,217,595
1,810,000	Odido Holding BV 3.75%, 01/15/2029(1)	1,880,331
	Optics Bidco SpA
$ 920,000	6.38%, 11/15/2033(1)	907,341
726,000	7.20%, 07/18/2036(1)	741,631
353,000	7.72%, 06/04/2038(1)	371,532
	Telecom Italia Capital SA
155,000	6.38%, 11/15/2033	150,715
424,000	7.20%, 07/18/2036	421,504
415,000	7.72%, 06/04/2038	420,138
		18,015,129
	Total Corporate Bonds (cost $392,824,133)	$ 387,995,021
SENIOR FLOATING RATE INTERESTS - 2.1%(6)
	Construction Materials - 0.4%
1,820,423	CP Atlas Buyer, Inc. 9.19%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$ 1,741,908
	Healthcare - Products - 0.1%
547,208	Bausch & Lomb Corp. 8.70%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	536,746
	Insurance - 0.3%
1,417,054	HUB International Ltd. 8.53%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	1,418,471
	IT Services - 0.7%
970,000	Fortress Intermediate 3, Inc. 9.10%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	970,000
1,978,937	McAfee LLC 8.59%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	1,974,603
		2,944,603
	Packaging & Containers - 0.3%
1,445,500	Clydesdale Acquisition Holdings, Inc. 9.02%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,445,861
Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.1%(6) - (continued)
	Software - 0.3%
$ 1,045,512	Dun & Bradstreet Corp. 8.10%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%		$ 1,047,478
	Total Senior Floating Rate Interests (cost $9,189,766)		$ 9,135,067
	Total Long-Term Investments (cost $421,631,007)		$ 417,201,786
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
2,071,406	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $2,071,713; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $2,113,001		$ 2,071,406
	Total Short-Term Investments (cost $2,071,406)		$ 2,071,406
	Total Investments (cost $423,702,413)	97.3%	$ 419,273,192
	Other Assets and Liabilities	2.7%	11,835,961
	Net Assets	100.0%	$ 431,109,153
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $344,096,971, representing 79.8% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $6,549,705, representing 1.5% of net assets.
(4)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.

92

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(19)	09/06/2024	$ (2,416,329)	$ (41,432)
Total futures contracts				$ (41,432)

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
12,171,210	USD	11,201,000	EUR	DEUT	08/30/2024	$ 30,873
7,383,846	USD	5,737,000	GBP	BCLY	08/30/2024	6,344
Total foreign currency contracts						$ 37,217
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 20,071,698	$ —	$ 20,071,698	$ —
Corporate Bonds	387,995,021	—	387,995,021	—
Senior Floating Rate Interests	9,135,067	—	9,135,067	—
Short-Term Investments	2,071,406	—	2,071,406	—
Foreign Currency Contracts(2)	37,217	—	37,217	—
Total	$ 419,310,409	$ —	$ 419,310,409	$ —
Liabilities
Futures Contracts(2)	$ (41,432)	$ (41,432)	$ —	$ —
Total	$ (41,432)	$ (41,432)	$ —	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
93

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
	Asset-Backed - Home Equity - 0.1%
$ 533,767	GSAA Home Equity Trust 5.98%, 06/25/2036(1)	$ 131,618
687,617	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(2)	246,409
		378,027
	Commercial Mortgage-Backed Securities - 0.6%
	Benchmark Mortgage Trust
5,299,803	1.22%, 03/15/2062(1)(3)	248,570
2,359,155	1.51%, 01/15/2054(1)(3)	173,880
700,000	BXSC Commercial Mortgage Trust 7.72%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(4)(5)	692,568
247,000	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(4)	217,484
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(4)	204,496
225,000	3.90%, 01/10/2039(1)(4)	199,690
1,717,960	DBJPM Mortgage Trust 1.70%, 09/15/2053(1)(3)	85,370
5,730,036	Wells Fargo NA 0.88%, 05/15/2062(1)(3)	194,860
		2,016,918
	Other Asset-Backed Securities - 0.6%
94,726	AASET Trust 3.35%, 01/16/2040(4)	89,754
551,695	HSI Asset Securitization Corp. Trust 6.00%, 02/25/2036, 1 mo. USD Term SOFR + 0.65%(5)	539,811
1,440,821	Tricon Residential Trust 3.86%, 04/17/2039(4)	1,394,448
		2,024,013
	Whole Loan Collateral CMO - 3.1%
22,422	Adjustable Rate Mortgage Trust 6.00%, 11/25/2035, 1 mo. USD Term SOFR + 0.65%(5)	22,276
	Angel Oak Mortgage Trust
446,154	1.82%, 11/25/2066(1)(4)	388,909
1,081,011	2.88%, 12/25/2066(2)(4)	991,791
353,179	Banc of America Funding Trust 6.55%, 10/25/2036(2)	304,055
59,057	Bear Stearns ARM Trust 7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(5)	53,576
180,851	Chase Mortgage Finance Trust 4.85%, 12/25/2035(1)	167,961
1,031,031	COLT Mortgage Loan Trust 2.28%, 12/27/2066(1)(4)	910,279
1,164,434	CSMC Trust 2.27%, 11/25/2066(1)(4)	1,040,258
144,344	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.76%, 12/25/2036, 1 mo. USD Term SOFR + 0.41%(5)	129,834
531,970	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(1)(4)	456,938
112,593	GreenPoint Mortgage Funding Trust 6.57%, 10/25/2045, 1 yr. USD MTA + 1.40%(5)	82,293
242,321	GSR Mortgage Loan Trust 5.28%, 10/25/2035(1)	130,833
233,425	HarborView Mortgage Loan Trust 5.84%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(5)	204,112
1,343,115	IndyMac INDX Mortgage Loan Trust 6.04%, 01/25/2036, 1 mo. USD Term SOFR + 0.69%(5)	903,967
238,460	JP Morgan Mortgage Trust 4.46%, 01/25/2037(1)	179,506
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4% - (continued)
	Whole Loan Collateral CMO - 3.1% - (continued)
	MASTR Adjustable Rate Mortgages Trust
$ 678,688	5.94%, 05/25/2037, 1 mo. USD Term SOFR + 0.59%(5)	$ 276,304
2,450	6.22%, 11/21/2034(1)	2,299
1,048,602	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(1)(4)	909,524
923,681	OBX Trust 2.31%, 11/25/2061(1)(4)	810,115
111,031	PRPM LLC 5.36%, 11/25/2025(2)(4)	110,677
	RFMSI Trust
64,387	5.12%, 02/25/2036(1)	57,278
152,370	6.00%, 07/25/2037	118,723
218,868	Structured Adjustable Rate Mortgage Loan Trust 5.85%, 06/25/2035(1)	161,923
	Verus Securitization Trust
856,942	0.94%, 07/25/2066(1)(4)	694,793
714,778	2.72%, 01/25/2067(2)(4)	653,441
259,896	VOLT XCIV LLC 5.24%, 02/27/2051(2)(4)	258,267
181,924	WaMu Mortgage Pass-Through Certificates Trust 6.30%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(5)	168,826
364,514	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 6.00%, 11/25/2046, 1 yr. USD MTA + 0.83%(5)	296,365
		10,485,123
	Total Asset & Commercial Mortgage-Backed Securities (cost $17,031,356)	$ 14,904,081
CONVERTIBLE BONDS - 3.1%
	Biotechnology - 0.1%
190,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	$ 204,915
280,000	Immunocore Holdings PLC 2.50%, 02/01/2030(4)	245,218
		450,133
	Electric - 2.2%
980,000	Alliant Energy Corp. 3.88%, 03/15/2026	989,310
970,000	CenterPoint Energy, Inc. 4.25%, 08/15/2026(4)	962,240
520,000	CMS Energy Corp. 3.38%, 05/01/2028	529,880
995,000	Duke Energy Corp. 4.13%, 04/15/2026	1,022,860
510,000	Evergy, Inc. 4.50%, 12/15/2027(4)	536,520
935,000	FirstEnergy Corp. 4.00%, 05/01/2026	950,895
625,000	PG&E Corp. 4.25%, 12/01/2027(4)	644,687
885,000	PPL Capital Funding, Inc. 2.88%, 03/15/2028	879,690
990,000	Southern Co. 3.88%, 12/15/2025	1,046,925
		7,563,007
	Energy-Alternate Sources - 0.1%
720,000	Sunnova Energy International, Inc. 0.25%, 12/01/2026	414,176
	Healthcare - Products - 0.1%
420,000	Exact Sciences Corp. 1.75%, 04/15/2031(4)	346,969
	Mining - 0.1%
425,000	MP Materials Corp. 0.25%, 04/01/2026(4)(6)	381,183
	Oil & Gas - 0.2%
CAD 690,000	Advantage Energy Ltd. 5.00%, 06/30/2029(4)	504,712

94

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.1% - (continued)
	Water - 0.3%
$ 965,000	American Water Capital Corp. 3.63%, 06/15/2026	$ 972,238
	Total Convertible Bonds (cost $10,405,435)	$ 10,632,418
CORPORATE BONDS - 0.1%
	Diversified Financial Services - 0.1%
370,000	Intercontinental Exchange, Inc. 3.63%, 09/01/2028(4)	$ 352,571
	Total Corporate Bonds (cost $351,220)	$ 352,571
FOREIGN GOVERNMENT OBLIGATIONS - 11.8%
	Australia - 0.3%
AUD 1,751,675	Australia Government Bonds 1.00%, 02/21/2050(7)	$ 906,136
	Brazil - 1.3%
	Brazil Notas do Tesouro Nacional
BRL 4,728,845	6.00%, 08/15/2050	806,509
9,673,028	6.00%, 05/15/2055	1,656,303
12,186,000	10.00%, 01/01/2029	2,022,297
		4,485,109
	Canada - 1.1%
CAD 5,348,039	Province of Ontario 2.00%, 12/01/2036	3,690,819
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	121,971
	Colombia - 1.4%
	Colombia Government International Bonds
$ 685,000	3.88%, 02/15/2061	384,039
890,000	4.13%, 02/22/2042	592,851
	Colombia TES
COP 2,359,415,520	3.00%, 03/25/2033	484,044
16,115,182,512	3.75%, 02/25/2037	3,284,732
		4,745,666
	Ghana - 0.1%
$ 310,000	Ghana Government International Bonds 10.75%, 10/14/2030(7)	208,296
	Hungary - 0.4%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(7)	1,277,730
	Mexico - 2.7%
1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,135,555
	Mexico Udibonos
MXN 154,527,546	2.75%, 11/27/2031	7,050,988
19,366,402	4.00%, 11/03/2050	869,684
		9,056,227
	New Zealand - 2.2%
	New Zealand Government Bonds Inflation-Linked
NZD 7,613,147	2.50%, 09/20/2035(7)(8)	4,528,405
5,425,712	2.50%, 09/20/2040(7)(8)	3,128,361
		7,656,766
	North Macedonia - 0.8%
	North Macedonia Government International Bonds
EUR 1,170,000	1.63%, 03/10/2028(7)	1,109,141
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 11.8% - (continued)
	North Macedonia - 0.8% - (continued)
EUR 440,000	2.75%, 01/18/2025(7)	$ 470,938
1,085,000	3.68%, 06/03/2026(4)	1,142,027
		2,722,106
	Serbia - 0.2%
655,000	Serbia International Bonds 1.65%, 03/03/2033(4)	540,587
	South Korea - 0.0%
KRW 251,100,026	Korea Treasury Bonds Inflation-Linked 1.13%, 06/10/2030(8)	184,622
	Sweden - 1.3%
SEK 49,336,239	Sweden Bonds Inflation-Linked 0.13%, 06/01/2032(7)(8)	4,477,280
	Total Foreign Government Obligations (cost $44,902,659)	$ 40,073,315
SENIOR FLOATING RATE INTERESTS - 2.3%(9)
	Aerospace/Defense - 0.1%
$ 108,075	Spirit Aerosystems, Inc. 9.50%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	$ 109,156
257,882	TransDigm, Inc. 7.84%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	258,495
		367,651
	Airlines - 0.0%
97,660	SkyMiles IP Ltd. 9.03%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	99,758
	Apparel - 0.1%
220,254	ABG Intermediate Holdings 2 LLC 8.09%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	221,025
98,750	Hanesbrands, Inc. 9.09%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	98,936
		319,961
	Commercial Services - 0.3%
99,000	Belron Finance U.S. LLC 7.63%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	99,289
312,950	Trans Union LLC 7.10%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	312,706
299,250	United Rentals, Inc. 7.09%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	301,869
244,503	WEX, Inc. 7.34%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	245,419
		959,283
	Construction Materials - 0.1%
66,449	Emerald Borrower LP 7.84%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	66,441
231,162	Quikrete Holdings, Inc. 7.84%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	231,812
115,329	Standard Industries, Inc. 7.35%, 09/22/2028, 1 mo. USD Term SOFR + 2.00%	115,521
		413,774
	Distribution/Wholesale - 0.1%
195,314	American Builders & Contractors Supply Co., Inc. 7.34%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	196,023

95

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.3%(9) - (continued)
	Diversified Financial Services - 0.1%
$ 196,814	Fleetcor Technologies Operating Co. LLC 7.19%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	$ 196,643
	Electric - 0.0%
105,024	ExGen Renewables IV LLC 7.54%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	105,097
	Electronics - 0.1%
221,421	II-VI, Inc. 7.84%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	221,753
	Entertainment - 0.1%
123,175	Caesars Entertainment, Inc. 8.10%, 02/06/2030, 3 mo. USD Term SOFR + 2.75%	123,483
125,000	Delta 2 Lux SARL 7.58%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	125,416
122,500	Penn Entertainment, Inc. 8.19%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	122,891
		371,790
	Environmental Control - 0.1%
336,375	Clean Harbors, Inc. 7.21%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	337,848
	Covanta Holding Corp.
9,756	7.59%, 11/30/2028, 6 mo. USD Term SOFR + 2.50%	9,766
127,313	7.59%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	127,437
		475,051
	Food - 0.0%
192,400	U.S. Foods, Inc. 7.34%, 11/22/2028, 1 mo. USD Term SOFR + 2.00%	193,191
	Food Service - 0.1%
	Aramark Services, Inc.
93,250	7.21%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	93,231
142,360	7.34%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	142,573
		235,804
	Healthcare - Products - 0.0%
66,811	Avantor Funding, Inc. 7.44%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	67,191
	Healthcare - Services - 0.2%
193,984	Catalent Pharma Solutions, Inc. 7.46%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	193,742
	IQVIA, Inc.
EUR 147,774	5.72%, 06/11/2025, 3 mo. EURIBOR + 2.00%	160,083
$ 184,075	7.33%, 01/02/2031, 3 mo. USD Term SOFR + 2.00%	184,822
		538,647
	Insurance - 0.2%
186,071	Asurion LLC 9.44%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	184,298
149,273	HUB International Ltd. 8.53%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	149,423
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.3%(9) - (continued)
	Insurance - 0.2% - (continued)
$ 217,793	Sedgwick Claims Management Services, Inc. 8.25%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	$ 218,065
135,106	USI, Inc. 8.08%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	135,322
		687,108
	Internet - 0.1%
174,543	Go Daddy Operating Co. LLC 7.34%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	174,837
200,957	MH Sub I LLC 9.59%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	200,435
		375,272
	IT Services - 0.1%
100,000	Amentum Government Services Holdings LLC 0.00%, 07/30/2031, 1 mo. USD Term SOFR + 2.25%(10)	100,250
175,166	Peraton Corp. 9.19%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	175,093
		275,343
	Leisure Time - 0.0%
125,418	Carnival Corp. 8.09%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	125,967
	Media - 0.1%
249,522	Charter Communications Operating LLC 7.08%, 02/01/2027, 3 mo. USD Term SOFR + 1.75%	249,242
	Pharmaceuticals - 0.0%
155,235	Elanco Animal Health, Inc. 7.19%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	155,015
	Pipelines - 0.1%
119,799	DT Midstream, Inc. 7.46%, 06/26/2028, 1 mo. USD Term SOFR + 2.00%	120,347
135,182	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	135,593
		255,940
	Retail - 0.2%
203,796	Beacon Roofing Supply, Inc. 7.34%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	204,540
153,460	Great Outdoors Group LLC 9.21%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	153,159
160,078	IRB Holding Corp. 8.19%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	160,127
322,158	KFC Holding Co. 7.20%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	321,891
		839,717
	Software - 0.1%
99,250	Quartz Acquireco LLC 8.08%, 06/28/2030, 3 mo. USD Term SOFR + 2.75%	99,561
120,712	SS&C Technologies, Inc. 7.34%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	121,124
		220,685
	Total Senior Floating Rate Interests (cost $7,917,782)	$ 7,945,906

96

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.4%
	Mortgage-Backed Agencies - 0.4%
	Federal Home Loan Mortgage Corp. - 0.3%
$ 806,442	0.55%, 03/15/2042, 30 day USD SOFR Average + 5.89%(3)(5)	$ 75,158
675,294	0.64%, 07/25/2049, 30 day USD SOFR Average + 5.99%(3)(5)	66,060
6,384,308	0.85%, 11/25/2030(1)(3)	264,141
953,334	0.88%, 11/25/2030(1)(3)	41,238
1,724,291	1.02%, 10/25/2030(1)(3)	84,763
5,194,256	1.11%, 06/25/2030(1)(3)	277,745
25,321	7.35%, 01/25/2051, 30 day USD SOFR Average + 2.00%(4)(5)	25,171
		834,276
	Federal National Mortgage Association - 0.1%
719,123	0.14%, 05/25/2045, 30 day USD SOFR Average + 5.49%(3)(5)	63,174
558,449	0.54%, 09/25/2046, 30 day USD SOFR Average + 5.89%(3)(5)	65,283
1,999,176	0.59%, 03/25/2050, 30 day USD SOFR Average + 5.94%(3)(5)	230,648
467,850	0.64%, 11/25/2044, 30 day USD SOFR Average + 5.99%(3)(5)	46,467
523,989	0.69%, 06/25/2043, 30 day USD SOFR Average + 6.04%(3)(5)	60,256
		465,828
	Total U.S. Government Agencies (cost $1,263,065)	$ 1,300,104
U.S. GOVERNMENT SECURITIES - 76.2%
	U.S. Treasury Securities - 76.2%
	U.S. Treasury Inflation-Indexed Bonds - 1.1%
5,058,187	0.63%, 02/15/2043(8)	$ 3,892,071
	U.S. Treasury Inflation-Indexed Notes - 75.1%
11,807,646	0.13%, 04/15/2026(8)	11,304,976
33,174,256	0.13%, 10/15/2026(8)(11)(12)	31,710,895
13,893,438	0.13%, 01/15/2030(8)	12,676,965
21,680,553	0.13%, 07/15/2030(8)	19,696,452
28,640,648	0.13%, 01/15/2031(8)	25,690,208
21,487,551	0.13%, 07/15/2031(8)	19,160,967
3,588,276	0.38%, 01/15/2027(8)	3,429,241
12,158,060	0.38%, 07/15/2027(8)	11,614,927
6,340,486	0.50%, 01/15/2028(8)	6,026,146
21,731,293	0.63%, 07/15/2032(8)	19,800,059
46,417,123	0.88%, 01/15/2029(8)	44,462,873
12,999,519	1.13%, 01/15/2033(8)	12,225,440
14,120,089	1.38%, 07/15/2033(8)	13,551,472
5,491,681	1.63%, 10/15/2027(8)	5,439,863
10,589,610	1.75%, 01/15/2034(8)	10,437,907
7,931,816	1.88%, 07/15/2034(8)	7,926,226
		255,154,617
	Total U.S. Government Securities (cost $276,763,886)	$ 259,046,688
	Total Long-Term Investments (cost $358,635,403)	$ 334,255,083
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.1%
$ 239,148	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $239,183; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $244,055		$ 239,148
	Securities Lending Collateral - 0.1%
57,645	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(13)		57,645
192,150	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(13)		192,150
57,645	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(13)		57,645
57,645	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(13)		57,645
			365,085
	Total Short-Term Investments (cost $604,233)		$ 604,233
	Total Investments (cost $359,239,636)	98.5%	$ 334,859,316
	Other Assets and Liabilities	1.5%	5,040,397
	Net Assets	100.0%	$ 339,899,713
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	Securities disclosed are interest-only strips.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $15,705,317, representing 4.6% of net assets.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan.

97

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $16,106,287, representing 4.7% of net assets.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2024, the market value of securities pledged was $2,580,899.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $573,533.
(13)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 10-Years Bond Future	53	09/18/2024	$ 4,719,386	$ 98,293
U.S. Treasury 2-Year Note Future	107	09/30/2024	21,974,289	178,640
U.S. Treasury 5-Year Note Future	116	09/30/2024	12,515,312	222,549
Total				$ 499,482
Short position contracts:
Euro BUXL 30-Year Bond Future	(4)	09/06/2024	$ (583,289)	$ (28,750)
Euro-BUND Future	(16)	09/06/2024	(2,315,668)	(20,793)
U.S. Treasury 10-Year Note Future	(58)	09/19/2024	(6,485,125)	(25,458)
U.S. Treasury Ultra Bond Future	(38)	09/19/2024	(4,862,813)	(161,975)
Total				$ (236,976)
Total futures contracts				$ 262,506

OTC Interest Rate Swap Contracts Outstanding at July 31, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,005,000	01/15/2029	At Maturity	$ —	$ —	$ 980,841	$ 980,841
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	(16,855)	(16,855)
CBK	2.60% Fixed	CPURNSA	USD	18,520,000	01/15/2031	At Maturity	—	—	1,573,041	1,573,041
CBK	2.45% Fixed	CPURNSA	USD	4,060,000	04/15/2028	At Maturity	—	—	18,747	18,747
CBK	2.41% Fixed	CPURNSA	USD	15,145,000	01/15/2028	At Maturity	—	(10,092)	(247,615)	(237,523)
Total OTC interest rate swap contracts							$ —	$ (10,092)	$ 2,308,159	$ 2,318,251

(1)	At July 31, 2024, the counterparty had deposited in a segregated account securities with a value of $1,375,000 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at July 31, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid High Yield Index	MSC	USD	1,090,000	5.33%	12/20/2024	Quarterly	$ —	$ —	$ (14,753)	$ (14,753)
Markit iBoxx USD Liquid High Yield Index	JPM	USD	525,000	5.33%	12/20/2024	Quarterly	—	—	(8,281)	(8,281)
Total OTC total return swap contracts							$ —	$ —	$ (23,034)	$ (23,034)

98

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Anglo American Capital PLC (BBB+)	EUR	1,660,000	5.00%	12/20/2028	Quarterly	$ 250,870	$ —	$ 307,030	$ 56,160
Total centrally cleared credit default swap contracts						$ 250,870	$ —	$ 307,030	$ 56,160

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.25% Fixed	12 Mo. USD SOFR	USD	5,510,000	06/21/2053	Annual	$ —	$ (57,773)	$ 348,899	$ 406,672
2.63% Fixed	3 Mo. SEK STIBOR	SEK	40,920,000	09/18/2034	Annual	—	(8,165)	(91,932)	(83,767)
Total centrally cleared interest rate swaps contracts						$ —	$ (65,938)	$ 256,967	$ 322,905

Bond Forward Contracts Outstanding at July 31, 2024
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/2025(1)	USD	14,746,300	04/15/2025	$6,407
BOA	U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/2025(1)	USD	10,651,392	07/15/2025	7,197
BOA	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	18,588,669	01/15/2026	14,215
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	3,529,456	07/15/2028	7,061
Total Bond Forward Contracts					$34,880

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,943,000	BRL	2,933,071	USD	DEUT	08/02/2024	$ (115,017)
15,943,000	BRL	2,805,434	USD	CBK	09/04/2024	3,135
4,814,000,000	COP	1,189,009	USD	CBK	08/30/2024	(5,484)
1,042,400,000	JPY	6,813,638	USD	BMO	08/30/2024	177,845
677,717,000	KRW	490,594	USD	BOA	08/30/2024	2,596
135,620,000	KRW	97,971	USD	GSC	08/30/2024	723
162,000	ZAR	8,846	USD	HSBC	08/30/2024	27
883,907	USD	1,347,000	AUD	BCLY	08/30/2024	2,291
4,315,439	USD	23,457,000	BRL	DEUT	08/02/2024	169,225
4,127,646	USD	23,457,000	BRL	CBK	09/04/2024	(4,612)
4,091,511	USD	5,655,000	CAD	RBC	08/30/2024	(8,169)
3,778,347	USD	15,297,582,000	COP	CBK	08/30/2024	17,426
6,811,166	USD	6,268,224	EUR	DEUT	08/30/2024	17,277
871,512	USD	1,202,687,000	KRW	BOA	08/30/2024	(3,710)
7,602,023	USD	140,569,000	MXN	UBS	08/30/2024	94,398
7,554,570	USD	12,813,000	NZD	TDB	08/30/2024	(71,585)
4,380,220	USD	47,315,000	SEK	BCLY	08/30/2024	(45,120)
Total foreign currency contracts						$ 231,246
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
99

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 14,904,081	$ —	$ 14,904,081	$ —
Convertible Bonds	10,632,418	—	10,632,418	—
Corporate Bonds	352,571	—	352,571	—
Foreign Government Obligations	40,073,315	—	40,073,315	—
Senior Floating Rate Interests	7,945,906	—	7,945,906	—
U.S. Government Agencies	1,300,104	—	1,300,104	—
U.S. Government Securities	259,046,688	—	259,046,688	—
Short-Term Investments	604,233	365,085	239,148	—
Bond Forward(2)	34,880	—	34,880	—
Foreign Currency Contracts(2)	484,943	—	484,943	—
Futures Contracts(2)	499,482	499,482	—	—
Swaps - Credit Default(2)	56,160	—	56,160	—
Swaps - Interest Rate(2)	2,979,301	—	2,979,301	—
Total	$ 338,914,082	$ 864,567	$ 338,049,515	$ —
Liabilities
Foreign Currency Contracts(2)	$ (253,697)	$ —	$ (253,697)	$ —
Futures Contracts(2)	(236,976)	(236,976)	—	—
Swaps - Interest Rate(2)	(338,145)	—	(338,145)	—
Swaps - Total Return(2)	(23,034)	—	(23,034)	—
Total	$ (851,852)	$ (236,976)	$ (614,876)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
100

Hartford International Equity Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Australia - 2.2%
22,184	ASX Ltd.	$ 945,175
250,153	Austal Ltd.	429,476
8,150	Cochlear Ltd.	1,841,539
26,981	Commonwealth Bank of Australia	2,431,261
54,036	Computershare Ltd.	974,594
565,953	Glencore PLC	3,140,381
510,017	Medibank Pvt Ltd.	1,327,749
174,286	OceanaGold Corp.	429,198
43,067	Wesfarmers Ltd.	2,078,508
		13,597,881
	Austria - 1.1%
248,124	ams-OSRAM AG*	333,146
112,069	Erste Group Bank AG	5,829,410
47,483	Mondi PLC	928,371
19,104	Zumtobel Group AG	117,436
		7,208,363
	Belgium - 0.5%
19,636	Ageas SA	937,447
29,473	Anheuser-Busch InBev SA	1,749,934
63,508	Proximus SADP	459,298
		3,146,679
	Brazil - 1.5%
340,158	Ambev SA	696,415
725,389	Atacadao SA*	1,187,575
447,420	Banco Bradesco SA ADR	993,272
78,282	Banco BTG Pactual SA	451,327
132,704	Caixa Seguridade Participacoes SA	338,321
45,526	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	710,238
101,400	Cyrela Brazil Realty SA Empreendimentos e Participacoes	349,405
79,054	Localiza Rent a Car SA	612,596
268,233	Lojas Renner SA	628,832
100,000	PRIO SA	849,518
123,900	Rede D'Or Sao Luiz SA(1)	604,369
99,159	Telefonica Brasil SA	850,438
51,138	Ultrapar Participacoes SA	200,804
62,700	Vale SA	683,186
		9,156,296
	Burkina Faso - 0.1%
21,201	Endeavour Mining PLC	466,510
	Canada - 4.5%
29,653	ARC Resources Ltd.	513,099
23,202	Bank of Montreal(2)	1,956,957
18,516	Bank of Nova Scotia	864,612
52,395	Barrick Gold Corp.	970,749
28,950	Canadian National Railway Co.	3,351,377
21,146	Canadian Pacific Kansas City Ltd.	1,773,284
21,113	Capstone Copper Corp.*	141,910
65,688	Centerra Gold, Inc.	440,568
51,574	Great-West Lifeco, Inc.	1,549,106
18,873	Intact Financial Corp.	3,429,715
22,447	National Bank of Canada	1,877,507
58,923	Parex Resources, Inc.	883,856
21,843	Royal Bank of Canada	2,440,834
50,633	Shopify, Inc. Class A*(2)	3,098,740
14,628	Stantec, Inc.	1,287,082
30,248	Sun Life Financial, Inc.	1,501,610
37,970	Toronto-Dominion Bank	2,242,200
78,355	Trican Well Service Ltd.	286,031
		28,609,237
	Cayman Islands - 0.1%
34,932	Patria Investments Ltd. Class A	454,465
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Chile - 0.2%
80,426	Cia Cervecerias Unidas SA	$ 444,109
101,105	Empresa Nacional de Telecomunicaciones SA	284,312
41,343	Lundin Mining Corp.	417,428
		1,145,849
	China - 5.8%
85,650	Alibaba Group Holding Ltd.	842,815
28,358	Alibaba Group Holding Ltd. ADR	2,236,028
51,240	Baidu, Inc. Class A*	568,129
411,639	BOC Hong Kong Holdings Ltd.	1,197,590
764,427	China BlueChemical Ltd. Class H	190,792
5,461,682	China Reinsurance Group Corp. Class H	370,443
4,270,000	China Tower Corp. Ltd. Class H(1)	523,923
639,031	Dongfeng Motor Group Co. Ltd. Class H*	187,355
92,558	Fuyao Glass Industry Group Co. Ltd. Class A	576,450
26,203	Fuyao Glass Industry Group Co. Ltd. Class H(1)	136,836
109,464	Goneo Group Co. Ltd. Class A	1,061,769
271,412	Gree Electric Appliances, Inc. of Zhuhai Class A	1,503,155
52,309	H World Group Ltd. ADR	1,569,270
43,956	Kanzhun Ltd. ADR	596,923
23,513	KE Holdings, Inc. ADR	325,655
376,000	Kunlun Energy Co. Ltd.	364,491
3,300	Kweichow Moutai Co. Ltd. Class A	648,773
2,060,452	Lenovo Group Ltd.	2,668,718
134,084	Meituan Class B*(1)	1,856,615
61,400	Midea Group Co. Ltd. Class A	541,516
7,800	NetEase, Inc.	143,860
18,779	NetEase, Inc. ADR	1,729,734
2,110,503	PICC Property & Casualty Co. Ltd. Class H	2,767,543
868,438	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	440,672
122,100	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	327,706
15,500	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	551,939
15,500	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	313,848
375,778	Sinopharm Group Co. Ltd. Class H	881,403
166,644	Tencent Holdings Ltd.	7,690,030
83,754	Tencent Music Entertainment Group ADR	1,187,632
46,000	Tsingtao Brewery Co. Ltd. Class H	293,875
44,500	Will Semiconductor Co. Ltd. Shanghai Class A	634,837
244,955	Yunnan Baiyao Group Co. Ltd. Class A	1,712,513
47,000	Zai Lab Ltd.*	88,978
13,049	Zai Lab Ltd. ADR*	248,322
		36,980,138
	Denmark - 1.8%
17,279	DSV AS	3,169,739
51,368	Novo Nordisk AS Class B	6,805,895
22,571	Novonesis (Novozymes) B Class B	1,436,807
		11,412,441
	Egypt - 0.1%
330,554	Centamin PLC	539,889
	Finland - 0.6%
47,658	Kone OYJ Class B	2,433,636
254,657	Nokia OYJ	1,000,777
49,256	Nokian Renkaat OYJ	449,424
		3,883,837
	France - 8.6%
98,616	Accor SA	3,795,051
35,543	Airbus SE	5,378,601
118,279	AXA SA	4,152,752
73,660	Ayvens SA(1)	487,616
24,211	BNP Paribas SA	1,658,786
62,221	Bureau Veritas SA	1,946,846

101

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	France - 8.6% - (continued)
30,482	Capgemini SE	$ 6,051,392
72,197	Carrefour SA	1,076,979
14,020	Cie de Saint-Gobain SA	1,202,716
27,807	Danone SA	1,806,483
107,920	Engie SA	1,696,520
11,113	Imerys SA	377,585
17,785	Legrand SA	1,921,614
9,336	L'Oreal SA	4,037,329
1,436	LVMH Moet Hennessy Louis Vuitton SE	1,012,900
29,622	Metropole Television SA	386,657
105,376	Orange SA	1,169,385
44,175	Publicis Groupe SA*	4,611,713
22,761	Quadient SA	451,507
18,160	Renault SA	880,072
61,235	Societe Generale SA	1,588,250
14,766	Sodexo SA	1,398,448
69,840	Television Francaise 1 SA	614,536
8,519	Thales SA	1,354,125
42,451	TotalEnergies SE	2,864,012
45,334	Valeo SE	518,039
9,574	Vicat SACA	332,943
17,183	Vinci SA	1,960,889
		54,733,746
	Germany - 6.2%
13,930	adidas AG	3,490,820
27,256	BASF SE	1,268,961
11,689	Beiersdorf AG	1,696,624
18,930	Brenntag SE	1,346,610
80,421	Ceconomy AG*	242,565
10,233	Continental AG	627,322
33,204	Daimler Truck Holding AG	1,281,971
9,333	Deutsche Boerse AG	1,911,104
16,668	Duerr AG	366,606
42,269	Evonik Industries AG	856,019
34,984	Fresenius SE & Co. KGaA*	1,253,503
16,314	Heidelberg Materials AG	1,699,579
95,000	Infineon Technologies AG	3,300,123
10,514	Mercedes-Benz Group AG	695,022
20,846	Merck KGaA	3,724,602
5,731	Rheinmetall AG	3,121,425
32,191	SAP SE	6,805,829
22,460	Scout24 SE(1)	1,775,630
29,587	Symrise AG	3,728,890
		39,193,205
	Greece - 0.0%
66,582	Piraeus Financial Holdings SA	281,306
	Hong Kong - 1.6%
311,722	AIA Group Ltd.	2,085,064
11,615	ASMPT Ltd.	121,441
177,477	CK Asset Holdings Ltd.	678,152
94,241	Dah Sing Financial Holdings Ltd.	246,544
1,280,893	HKT Trust & HKT Ltd.	1,551,369
47,627	Hong Kong Exchanges & Clearing Ltd.	1,404,855
247,582	PAX Global Technology Ltd.	138,916
227,909	Prudential PLC	2,056,739
2,911,747	Sino Biopharmaceutical Ltd.	1,044,150
1,107,302	WH Group Ltd.(1)	719,795
208,766	Yue Yuen Industrial Holdings Ltd.	340,795
		10,387,820
	Hungary - 0.3%
55,472	MOL Hungarian Oil & Gas PLC	432,377
25,745	OTP Bank Nyrt	1,319,729
		1,752,106
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	India - 5.0%
29,033	Asian Paints Ltd.	$ 1,071,545
70,126	Axis Bank Ltd.	979,611
15,669	Bajaj Auto Ltd.	1,810,322
6,466	Bajaj Finance Ltd.	526,894
89,065	Bharti Airtel Ltd.	1,591,050
2,413	Bharti Hexacom Ltd.*	32,973
377,668	Canara Bank	518,939
35,227	Cummins India Ltd.	1,624,226
139,108	Embassy Office Parks REIT	602,561
16,809	Hero MotoCorp Ltd.	1,104,312
136,854	ICICI Bank Ltd.	1,994,847
38,774	Infosys Ltd.	859,806
55,778	Kotak Mahindra Bank Ltd.	1,208,371
38,910	Larsen & Toubro Ltd.	1,776,917
71,708	Larsen & Toubro Ltd. GDR(3)	3,269,885
20,180	Macrotech Developers Ltd.(1)	316,010
36,605	Mahindra & Mahindra Ltd.	1,274,237
5,498	MakeMyTrip Ltd.*	514,558
70,681	Max Financial Services Ltd.*	940,058
23,077	Max Healthcare Institute Ltd.	254,840
32,368	PB Fintech Ltd.*	563,096
27,997	Reliance Industries Ltd.	1,009,359
44,274	Reliance Industries Ltd. GDR(1)	3,192,155
67,370	SBI Life Insurance Co. Ltd.(1)	1,413,859
69,982	Sun Pharmaceutical Industries Ltd.	1,439,386
37,062	Tata Consultancy Services Ltd.	1,946,152
		31,835,969
	Indonesia - 0.6%
4,499,252	Bank Central Asia Tbk. PT	2,843,162
1,320,500	Bank Mandiri Persero Tbk. PT	520,791
1,699,442	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	89,362
1,560,248	Semen Indonesia Persero Tbk. PT	375,189
		3,828,504
	Ireland - 0.3%
158,838	AIB Group PLC	911,108
76,326	Bank of Ireland Group PLC	864,387
		1,775,495
	Israel - 0.2%
6,973	Check Point Software Technologies Ltd.*	1,279,197
	Italy - 2.8%
192,259	BPER Banca SpA	1,124,913
256,537	Davide Campari-Milano NV	2,313,572
126,695	Eni SpA	2,027,093
9,142	Ferrari NV	3,762,597
46,793	Moncler SpA	2,790,082
30,182	Ryanair Holdings PLC ADR	3,057,437
71,093	UniCredit SpA	2,920,124
		17,995,818
	Japan - 13.7%
17,084	Aeon Delight Co. Ltd.	445,233
38,342	Alfresa Holdings Corp.	598,993
46,109	Alps Alpine Co. Ltd.	488,684
35,150	Amada Co. Ltd.	412,799
39,422	Asahi Group Holdings Ltd.	1,451,249
35,936	ASKUL Corp.	507,874
128,740	Astellas Pharma, Inc.	1,493,120
33,350	Avex, Inc.	333,782
18,900	BML, Inc.	377,048
53,339	Chiyoda Corp.*	109,267
92,890	Chugai Pharmaceutical Co. Ltd.	4,053,949
34,652	Cosel Co. Ltd.	283,436
33,573	Dai-ichi Life Holdings, Inc.	1,023,651
101,968	Daiichi Sankyo Co. Ltd.	4,152,918

102

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Japan - 13.7% - (continued)
9,900	Daito Trust Construction Co. Ltd.	$ 1,190,575
36,655	DeNA Co. Ltd.	378,925
35,510	Dentsu Group, Inc.	938,998
16,980	Dowa Holdings Co. Ltd.	623,169
6,131	Eisai Co. Ltd.	233,811
68,530	Hakuhodo DY Holdings, Inc.	559,639
95,944	Hino Motors Ltd.*	309,959
21,360	Hisaka Works Ltd.	154,346
43,798	Honda Motor Co. Ltd.	467,963
13,620	Hoya Corp.	1,706,596
64,704	Isuzu Motors Ltd.	875,259
27,425	Japan Airlines Co. Ltd.	444,364
65,311	Japan Exchange Group, Inc.	1,533,398
40,340	Japan Post Insurance Co. Ltd.	830,501
67,402	Japan Tobacco, Inc.	1,983,316
63,110	JGC Holdings Corp.	535,974
41,910	Kao Corp.	1,835,225
69,310	KDDI Corp.	2,085,538
12,824	Keyence Corp.	5,607,424
23,900	KH Neochem Co. Ltd.	356,481
35,417	Kirin Holdings Co. Ltd.	500,710
9,596	Kissei Pharmaceutical Co. Ltd.	223,128
49,330	Koito Manufacturing Co. Ltd.	729,408
86,930	Kubota Corp.	1,249,785
7,198	Makino Milling Machine Co. Ltd.	322,946
27,449	Makita Corp.	904,786
16,683	Maruichi Steel Tube Ltd.	406,551
36,778	Maxell Ltd.	422,020
16,140	Miraial Co. Ltd.(2)	153,182
44,350	Mitsubishi Estate Co. Ltd.	755,898
42,610	Mitsubishi Gas Chemical Co., Inc.	805,543
37,811	MS&AD Insurance Group Holdings, Inc.	891,377
16,317	Nachi-Fujikoshi Corp.	360,577
32,516	Neturen Co. Ltd.	237,480
33,754	Nikon Corp.	387,686
27,591	Nippon Chemi-Con Corp.*	265,967
55,776	Nippon Shokubai Co. Ltd.	604,788
52,212	Nippon Television Holdings, Inc.	836,232
236,139	Nissan Motor Co. Ltd.	749,535
3,153	NOK Corp.	46,087
7,082	Obic Co. Ltd.	1,079,885
6,510	OKUMA Corp.	325,174
35,660	Ono Pharmaceutical Co. Ltd.	526,068
38,450	OSG Corp.	530,475
44,479	Otsuka Corp.	986,001
16,496	Paramount Bed Holdings Co. Ltd.	277,758
468,360	Persol Holdings Co. Ltd.	803,286
146,248	Resona Holdings, Inc.	1,048,735
30,960	Rinnai Corp.	761,246
67,373	Rohm Co. Ltd.	918,579
8,042	Sanyo Shokai Ltd.	135,701
51,205	SCSK Corp.	1,008,119
21,048	Secom Co. Ltd.	1,343,973
57,770	Sega Sammy Holdings, Inc.	935,520
31,790	Seria Co. Ltd.	743,478
38,624	Shimadzu Corp.	1,139,187
71,522	Shin-Etsu Chemical Co. Ltd.	3,177,771
145,878	SoftBank Corp.	1,902,942
35,162	Sony Group Corp.	3,123,039
37,126	Stanley Electric Co. Ltd.	728,929
37,441	Subaru Corp.	719,859
19,857	Sumitomo Electric Industries Ltd.	300,378
23,451	Sumitomo Heavy Industries Ltd.	629,783
64,054	Sumitomo Mitsui Trust Holdings, Inc.	1,619,082
54,147	Sumitomo Rubber Industries Ltd.	564,187
35,245	Suntory Beverage & Food Ltd.	1,265,865
90,863	T&D Holdings, Inc.	1,703,294
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Japan - 13.7% - (continued)
25,410	Tachi-S Co. Ltd.	$ 336,738
55,910	Tadano Ltd.	415,725
22,312	Taiheiyo Cement Corp.	609,409
31,537	Takeda Pharmaceutical Co. Ltd.	885,378
64,979	Terumo Corp.	1,164,966
39,783	THK Co. Ltd.	751,101
101,099	Tochigi Bank Ltd.	240,576
28,515	Tokai Rika Co. Ltd.	386,961
43,360	Toyota Boshoku Corp.	584,305
12,800	Transcosmos, Inc.	294,708
40,695	TS Tech Co. Ltd.	539,653
7,500	Tsubakimoto Chain Co.	324,340
11,447	Tsuruha Holdings, Inc.	709,186
44,737	TV Asahi Holdings Corp.	623,478
19,503	Unipres Corp.	163,479
22,100	Ushio, Inc.	316,904
40,164	Xebio Holdings Co. Ltd.	323,986
51,570	Yamato Holdings Co. Ltd.	626,322
		86,832,679
	Kazakhstan - 0.1%
6,139	Kaspi.KZ JSC ADR	798,868
	Luxembourg - 0.1%
14,510	RTL Group SA	456,979
	Malaysia - 0.1%
393,105	CIMB Group Holdings Bhd.	635,622
	Mexico - 0.6%
18,724	Corp. Inmobiliaria Vesta SAB de CV ADR	550,111
79,316	Fresnillo PLC	601,050
640,071	Genomma Lab Internacional SAB de CV Class B	657,901
45,400	Grupo Financiero Banorte SAB de CV Class O	340,933
227,219	Megacable Holdings SAB de CV	531,491
343,556	Wal-Mart de Mexico SAB de CV	1,143,281
		3,824,767
	Netherlands - 4.0%
74,432	ABN AMRO Bank NV(1)	1,299,348
5,750	Argenx SE*	2,939,896
6,655	ASML Holding NV	6,196,945
19,864	Fugro NV	530,527
67,765	Heineken NV	6,013,517
87,308	ING Groep NV	1,584,723
65,164	Koninklijke Philips NV*	1,830,436
26,430	NN Group NV	1,326,367
16,898	Randstad NV	823,017
113,356	Universal Music Group NV	2,700,647
		25,245,423
	Norway - 0.0%
22,646	Norsk Hydro ASA	125,614
	Pakistan - 0.1%
14,019	VEON Ltd. ADR*	373,326
	Peru - 0.1%
3,503	Credicorp Ltd.	597,752
	Philippines - 0.1%
866,600	Ayala Land, Inc.	438,752
218,651	Security Bank Corp.	241,216
		679,968
	Poland - 0.2%
96,000	Allegro.eu SA*(1)	881,858
272,559	Orange Polska SA	546,098
		1,427,956

103

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Russia - 0.0%
94,370	Gazprom PJSC*(4)	$ —
3,866	LUKOIL PJSC ADR*(4)	—
55,232	Mobile TeleSystems PJSC ADR*(4)	—
511,012	Sberbank of Russia PJSC*(4)	—
164,682	Surgutneftegas PJSC ADR*(4)	—
70,320	VK IPJSC GDR*(4)	—
		—
	Saudi Arabia - 1.1%
56,724	Al Rajhi Bank	1,293,351
231,240	Saudi Arabian Oil Co.(1)	1,701,192
104,218	Saudi Awwal Bank	1,090,465
20,121	Saudi Ground Services Co.*	274,590
266,096	Saudi National Bank	2,688,730
		7,048,328
	Singapore - 0.1%
190,700	Grab Holdings Ltd. Class A*	629,310
	South Africa - 1.3%
56,334	Anglo American PLC	1,707,840
38,124	Astral Foods Ltd.*	360,904
240,862	FirstRand Ltd.	1,082,292
102,902	MTN Group Ltd.	446,506
4,917	Nampak Ltd.*	100,703
12,092	Naspers Ltd. Class N	2,338,535
640,513	Netcare Ltd.	458,183
976,968	Old Mutual Ltd.	660,878
287,789	Sanlam Ltd.	1,288,631
		8,444,472
	South Korea - 3.6%
2,901	BGF retail Co. Ltd.	219,116
53,456	Coupang, Inc.*	1,109,212
15,180	Coway Co. Ltd.	694,483
66,488	DGB Financial Group, Inc.	395,323
12,808	Hankook Tire & Technology Co. Ltd.	418,254
3,291	HD Hyundai Marine Solution Co. Ltd. Class C	323,901
5,478	Hyundai Mobis Co. Ltd.	886,287
7,525	Hyundai Motor Co.	1,371,431
19,973	KB Financial Group, Inc.	1,291,176
34,295	KT Corp.	998,718
80,933	LG Uplus Corp.	591,949
157,879	Samsung Electronics Co. Ltd.	9,735,169
43,095	Shinhan Financial Group Co. Ltd.	1,895,358
15,577	SK Hynix, Inc.	2,234,108
14,850	SK Telecom Co. Ltd.	587,599
26,550	Tongyang Life Insurance Co. Ltd.	153,698
		22,905,782
	Spain - 1.3%
52,961	Almirall SA	527,960
65,478	Cellnex Telecom SA*(1)	2,283,657
181,970	Iberdrola SA	2,403,495
42,706	Industria de Diseno Textil SA	2,075,036
160,158	Prosegur Compania de Seguridad SA	297,436
418,724	Unicaja Banco SA(1)	563,610
		8,151,194
	Sweden - 1.4%
80,376	Assa Abloy AB Class B	2,447,794
105,404	Atlas Copco AB Class A	1,875,944
109,236	Sandvik AB	2,236,260
47,163	SKF AB Class B	876,801
164,789	Telefonaktiebolaget LM Ericsson Class B	1,133,066
		8,569,865
	Switzerland - 3.8%
23,713	Adecco Group AG	807,150
184	Chocoladefabriken Lindt & Spruengli AG	2,306,183
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Switzerland - 3.8% - (continued)
2,049	EMS-Chemie Holding AG	$ 1,713,447
3,415	Implenia AG	123,759
53,283	Novartis AG	5,947,865
2,770	Partners Group Holding AG	3,728,538
6,982	Schindler Holding AG	1,868,760
19,436	SGS SA	2,125,002
9,720	Sika AG	2,951,149
5,221	Swatch Group AG	1,075,291
55,471	UBS Group AG	1,680,809
		24,327,953
	Taiwan - 4.8%
151,716	Advantech Co. Ltd.	1,613,736
9,194	ASPEED Technology, Inc.	1,158,441
69,469	Catcher Technology Co. Ltd.	452,505
215,360	Delta Electronics, Inc.	2,766,046
159,490	Foxconn Technology Co. Ltd.	320,846
6,335	Largan Precision Co. Ltd.	549,626
34,000	Realtek Semiconductor Corp.	536,349
713,379	Taiwan Semiconductor Manufacturing Co. Ltd.	20,810,185
5,842	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	968,604
166,000	Unimicron Technology Corp.	925,021
		30,101,359
	Thailand - 0.7%
243,219	Advanced Info Service PCL	1,589,845
284,265	Kasikornbank PCL	1,052,686
49,026	Kasikornbank PCL NVDR	181,096
209,600	PTT Exploration & Production PCL	862,617
1,082,551	Thai Union Group PCL	440,370
2,223,868	True Corp. PCL NVDR*	579,122
		4,705,736
	Turkey - 0.3%
9,277	Coca-Cola Icecek AS	236,983
96,223	KOC Holding AS	624,969
176,376	Ulker Biskuvi Sanayi AS*	893,124
		1,755,076
	Ukraine - 0.0%
252,686	Ferrexpo PLC*	188,083
	United Arab Emirates - 0.5%
155,946	Abu Dhabi Islamic Bank PJSC	520,535
501,269	Americana Restaurants International PLC	422,019
478,543	Burjeel Holdings PLC	347,870
412,986	Emirates Telecommunications Group Co. PJSC	1,841,765
		3,132,189
	United Kingdom - 8.2%
51,873	AstraZeneca PLC	8,241,104
75,724	Babcock International Group PLC	517,980
149,309	BAE Systems PLC	2,490,191
78,550	British American Tobacco PLC	2,787,035
80,413	British Land Co. PLC REIT	426,213
603,459	BT Group PLC	1,094,374
50,316	Burberry Group PLC	503,553
147,418	CK Hutchison Holdings Ltd.	770,128
79,051	Compass Group PLC	2,434,376
138,028	Crest Nicholson Holdings PLC	470,526
86,838	Diageo PLC	2,701,962
132,394	easyJet PLC	766,992
24,477	Flutter Entertainment PLC*	4,841,691
404,815	Hays PLC	490,607
56,094	Imperial Brands PLC	1,546,054
127,779	J Sainsbury PLC	453,129
230,379	Kingfisher PLC	819,027
67,523	Land Securities Group PLC REIT	552,163
81,672	Pagegroup PLC	449,949

104

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	United Kingdom - 8.2% - (continued)
67,528	Reckitt Benckiser Group PLC	$ 3,632,577
139,544	Smith & Nephew PLC	2,011,223
78,181	Smiths Group PLC	1,795,752
185,375	Standard Chartered PLC	1,831,187
44,918	SThree PLC	237,081
83,038	Tate & Lyle PLC	701,878
57,431	Travis Perkins PLC	705,708
74,608	Unilever PLC	4,575,932
103,036	Vanquis Banking Group PLC	72,587
273,696	Wise PLC Class A*	2,520,080
134,964	WPP PLC	1,301,873
		51,742,932
	United States - 6.1%
378,957	BP PLC	2,240,057
9,527	CSL Ltd.	1,933,629
66,517	Experian PLC	3,138,273
129,116	GSK PLC	2,507,275
10,649	Holcim AG	995,153
5,181	Linde PLC	2,349,584
27,868	Nestle SA	2,822,822
9,002	Roche Holding AG	2,914,482
688	Rubicon Earnout Shares*(4)(5)	1
73,363	Rubicon TRA Placeholder*(4)(5)	6,603
34,739	Schneider Electric SE	8,373,321
156,412	Shell PLC	5,703,388
14,193	Spotify Technology SA*	4,881,540
16,188	Tory Burch LLC*(4)(5)	760,182
		38,626,310
	Total Common Stocks (cost $496,618,291)	$ 610,992,294
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
38,688	Lookout, Inc. Series F*(4)(5)(6)	$ 315,694
	Total Convertible Preferred Stocks (cost $441,937)	$ 315,694
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
4,498	iShares Core MSCI EAFE ETF	$ 336,360
	Total Exchange-Traded Funds (cost $307,120)	$ 336,360
PREFERRED STOCKS - 1.0%
	Brazil - 0.3%
857,344	Itausa SA (Preference Shares)(6)	$ 1,541,541
1,152,800	Raizen SA (Preference Shares)(6)	609,403
		2,150,944
	Chile - 0.2%
438,724	Embotelladora Andina SA (Preference Shares)(6)	1,402,053
	Germany - 0.4%
9,949	FUCHS SE (Preference Shares)(6)	432,295
8,754	Henkel AG & Co. KGaA (Preference Shares)(6)	748,833
12,576	Volkswagen AG (Preference Shares)(6)	1,403,519
		2,584,647
	United States - 0.1%
243,469	Lumeris Group Holdings Corp.*(4)(5)(6)	479,634
	Total Preferred Stocks (cost $5,673,307)	$ 6,617,278
Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Brazil - 0.0%
806	Localiza Rent a Car SA Expires 08/06/2024*		$ 1,652
	Total Rights (cost $—)		$ 1,652
	Total Long-Term Investments (cost $503,040,655)		$ 618,263,278
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.3%
$ 2,283,490	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $2,283,829; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $2,329,285		$ 2,283,490
	Securities Lending Collateral - 0.3%
287,940	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(7)		287,940
959,800	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(7)		959,800
287,940	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(7)		287,940
287,940	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(7)		287,940
			1,823,620
	Total Short-Term Investments (cost $4,107,110)		$ 4,107,110
	Total Investments (cost $507,147,765)	98.2%	$ 622,370,388
	Other Assets and Liabilities	1.8%	11,412,335
	Net Assets	100.0%	$ 633,782,723
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $17,756,473, representing 2.8% of net assets.
(2)	Represents entire or partial securities on loan.

105

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of this security was $3,269,885, representing 0.5% of net assets.
(4)	Investment valued using significant unobservable inputs.
(5)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,562,114 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$ 441,937	$ 315,694
05/2014	Lumeris Group Holdings Corp. Preferred	243,469	384,997	479,634
09/2015	Rubicon Earnout Shares	688	—	1
09/2015	Rubicon TRA Placeholder	73,363	—	6,603
11/2013	Tory Burch LLC	16,188	1,268,749	760,182
			$ 2,095,683	$ 1,562,114

(6)	Currently no rate available.
(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	93	09/19/2024	$ 12,256,216	$ 335,863
Total futures contracts				$ 335,863
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
106

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 13,597,881	$ 429,198	$ 13,168,683	$ —
Austria	7,208,363	117,436	7,090,927	—
Belgium	3,146,679	—	3,146,679	—
Brazil	9,156,296	9,156,296	—	—
Burkina Faso	466,510	466,510	—	—
Canada	28,609,237	28,609,237	—	—
Cayman Islands	454,465	454,465	—	—
Chile	1,145,849	1,145,849	—	—
China	36,980,138	8,797,642	28,182,496	—
Denmark	11,412,441	—	11,412,441	—
Egypt	539,889	—	539,889	—
Finland	3,883,837	—	3,883,837	—
France	54,733,746	—	54,733,746	—
Germany	39,193,205	—	39,193,205	—
Greece	281,306	—	281,306	—
Hong Kong	10,387,820	—	10,387,820	—
Hungary	1,752,106	432,377	1,319,729	—
India	31,835,969	7,579,159	24,256,810	—
Indonesia	3,828,504	3,307,713	520,791	—
Ireland	1,775,495	—	1,775,495	—
Israel	1,279,197	1,279,197	—	—
Italy	17,995,818	3,057,437	14,938,381	—
Japan	86,832,679	709,186	86,123,493	—
Kazakhstan	798,868	798,868	—	—
Luxembourg	456,979	—	456,979	—
Malaysia	635,622	—	635,622	—
Mexico	3,824,767	3,223,717	601,050	—
Netherlands	25,245,423	—	25,245,423	—
Norway	125,614	—	125,614	—
Pakistan	373,326	373,326	—	—
Peru	597,752	597,752	—	—
Philippines	679,968	241,216	438,752	—
Poland	1,427,956	—	1,427,956	—
Russia	—	—	—	—
Saudi Arabia	7,048,328	—	7,048,328	—
Singapore	629,310	629,310	—	—
South Africa	8,444,472	4,648,948	3,795,524	—
South Korea	22,905,782	1,586,811	21,318,971	—
Spain	8,151,194	297,436	7,853,758	—
Sweden	8,569,865	—	8,569,865	—
Switzerland	24,327,953	—	24,327,953	—
Taiwan	30,101,359	968,604	29,132,755	—
Thailand	4,705,736	3,082,901	1,622,835	—
Turkey	1,755,076	1,755,076	—	—
Ukraine	188,083	188,083	—	—
United Arab Emirates	3,132,189	868,405	2,263,784	—
United Kingdom	51,742,932	774,465	50,968,467	—
United States	38,626,310	7,231,124	30,628,400	766,786
Convertible Preferred Stocks	315,694	—	—	315,694
Exchange-Traded Funds	336,360	336,360	—	—
Preferred Stocks	6,617,278	3,552,997	2,584,647	479,634
Rights	1,652	1,652	—	—
Short-Term Investments	4,107,110	1,823,620	2,283,490	—
Futures Contracts(2)	335,863	335,863	—	—
Total	$ 622,706,251	$ 98,858,236	$ 522,285,901	$ 1,562,114

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
107

The Hartford International Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Australia - 1.9%
1,079,418	Glencore PLC	$ 5,989,515
	Austria - 2.6%
158,733	Erste Group Bank AG	8,256,697
	Canada - 2.0%
100,181	Shopify, Inc. Class A*	6,131,077
	China - 5.8%
101,416	H World Group Ltd. ADR	3,042,480
4,180,463	Lenovo Group Ltd.	5,414,577
208,776	Tencent Holdings Ltd.	9,634,272
		18,091,329
	Denmark - 6.2%
33,552	DSV AS	6,154,934
99,085	Novo Nordisk AS Class B	13,128,057
		19,282,991
	France - 12.0%
194,616	Accor SA	7,489,430
69,793	Airbus SE	10,561,537
29,731	Capgemini SE	5,902,301
18,537	L'Oreal SA	8,016,278
51,179	Publicis Groupe SA*	5,342,905
		37,312,451
	Germany - 8.7%
27,297	adidas AG	6,840,553
186,329	Infineon Technologies AG	6,472,723
11,129	Rheinmetall AG	6,061,480
37,069	SAP SE	7,837,137
		27,211,893
	India - 4.0%
138,143	Larsen & Toubro Ltd. GDR(1)	6,299,321
85,890	Reliance Industries Ltd. GDR(2)	6,192,669
		12,491,990
	Italy - 7.4%
488,615	Davide Campari-Milano NV	4,406,561
17,661	Ferrari NV	7,268,784
91,803	Moncler SpA	5,473,851
58,830	Ryanair Holdings PLC ADR	5,959,479
		23,108,675
	Japan - 8.5%
195,460	Daiichi Sankyo Co. Ltd.	7,960,629
14,157	Keyence Corp.	6,190,291
138,462	Shin-Etsu Chemical Co. Ltd.	6,151,960
68,015	Sony Group Corp.	6,040,997
		26,343,877
	Netherlands - 9.3%
11,163	Argenx SE*	5,707,488
12,918	ASML Holding NV	12,028,871
66,462	Heineken NV	5,897,888
222,567	Universal Music Group NV	5,302,541
		28,936,788
	South Korea - 3.2%
159,722	Samsung Electronics Co. Ltd.	9,848,813
	Spain - 1.4%
125,836	Cellnex Telecom SA*(2)	4,388,745
	Sweden - 1.4%
211,806	Sandvik AB	4,336,055
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	Switzerland - 2.3%
5,364	Partners Group Holding AG		$ 7,220,173
	Taiwan - 7.1%
763,305	Taiwan Semiconductor Manufacturing Co. Ltd.		22,266,591
	United Kingdom - 8.1%
67,931	AstraZeneca PLC		10,792,250
47,641	Flutter Entertainment PLC*		9,423,664
531,089	Wise PLC Class A*		4,890,048
			25,105,962
	United States - 6.9%
49,385	Schneider Electric SE		11,903,522
27,549	Spotify Technology SA*		9,475,203
			21,378,725
	Total Common Stocks (cost $213,589,428)		$ 307,702,347
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 413,983	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $414,044; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $422,364		$ 413,983
	Total Short-Term Investments (cost $413,983)		$ 413,983
	Total Investments (cost $214,003,411)	98.9%	$ 308,116,330
	Other Assets and Liabilities	1.1%	3,384,952
	Net Assets	100.0%	$ 311,501,282
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of this security was $6,299,321, representing 2.0% of net assets.

108

The Hartford International Growth Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $10,581,414, representing 3.4% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 5,989,515	$ —	$ 5,989,515	$ —
Austria	8,256,697	—	8,256,697	—
Canada	6,131,077	6,131,077	—	—
China	18,091,329	3,042,480	15,048,849	—
Denmark	19,282,991	—	19,282,991	—
France	37,312,451	—	37,312,451	—
Germany	27,211,893	—	27,211,893	—
India	12,491,990	12,491,990	—	—
Italy	23,108,675	5,959,479	17,149,196	—
Japan	26,343,877	—	26,343,877	—
Netherlands	28,936,788	—	28,936,788	—
South Korea	9,848,813	—	9,848,813	—
Spain	4,388,745	—	4,388,745	—
Sweden	4,336,055	—	4,336,055	—
Switzerland	7,220,173	—	7,220,173	—
Taiwan	22,266,591	—	22,266,591	—
United Kingdom	25,105,962	—	25,105,962	—
United States	21,378,725	9,475,203	11,903,522	—
Short-Term Investments	413,983	—	413,983	—
Total	$ 308,116,330	$ 37,100,229	$ 271,016,101	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
109

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Australia - 1.3%
732,227	Rio Tinto PLC	$ 47,618,842
	Brazil - 1.1%
12,057	MercadoLibre, Inc.*	20,121,927
1,148,119	XP, Inc. Class A	19,644,316
		39,766,243
	Canada - 9.8%
431,685	Cameco Corp.	19,648,054
624,785	Canadian Pacific Kansas City Ltd.	52,393,878
2,364,279	Cenovus Energy, Inc.	47,640,055
20,597	Constellation Software, Inc.	64,988,596
589,624	RB Global, Inc.	46,972,617
556,547	Royal Bank of Canada	62,191,048
426,680	Shopify, Inc. Class A*	26,132,663
278,363	TFI International, Inc.	43,329,585
		363,296,496
	Chile - 0.4%
1,597,663	Lundin Mining Corp.	16,131,114
	China - 4.2%
2,448,284	ENN Energy Holdings Ltd.	17,131,279
1,274,996	KE Holdings, Inc. ADR	17,658,694
2,375,152	Proya Cosmetics Co. Ltd. Class A	30,136,917
1,952,057	Tencent Holdings Ltd.	90,080,510
		155,007,400
	Denmark - 2.2%
620,365	Novo Nordisk AS Class B	82,193,949
	France - 6.8%
363,745	Airbus SE	55,044,289
631,622	Bureau Veritas SA	19,762,952
198,686	Capgemini SE	39,443,829
19,250	Hermes International SCA	42,067,692
80,491	L'Oreal SA	34,808,127
853,792	Renault SA	41,376,584
1,288,579	Vallourec SACA*	20,834,547
		253,338,020
	Germany - 12.2%
233,311	adidas AG	58,467,097
244,209	Allianz SE	68,785,223
2,549,342	Deutsche Telekom AG	66,684,369
1,647,026	Infineon Technologies AG	57,214,618
177,936	Merck KGaA	31,792,230
1,177,137	RWE AG	43,931,813
338,902	SAP SE	71,650,740
310,222	Siemens AG	56,800,712
		455,326,802
	Hong Kong - 1.7%
5,593,000	AIA Group Ltd.	37,410,769
836,500	Hong Kong Exchanges & Clearing Ltd.	24,674,257
		62,085,026
	India - 3.7%
3,972,921	Axis Bank Ltd.	55,498,930
837,606	Larsen & Toubro Ltd.	38,251,260
1,264,662	Reliance Industries Ltd.	45,594,125
		139,344,315
	Indonesia - 0.8%
46,218,900	Bank Central Asia Tbk. PT	29,206,593
	Italy - 2.8%
75,199	Ferrari NV	30,949,847
8,545,258	Saipem SpA*	20,300,404
1,303,438	UniCredit SpA	53,538,325
		104,788,576
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 14.7%
1,389,417	Bandai Namco Holdings, Inc.	$ 29,526,150
1,038,500	Dai-ichi Life Holdings, Inc.	31,664,173
132,900	Fast Retailing Co. Ltd.	36,633,718
1,190,903	ITOCHU Corp.	61,073,586
126,294	Keyence Corp.	55,223,330
7,264,600	Mitsubishi UFJ Financial Group, Inc.	83,908,676
967,800	Otsuka Holdings Co. Ltd.	49,327,122
699,300	Recruit Holdings Co. Ltd.	40,100,164
1,592,300	Renesas Electronics Corp.	27,425,572
667,000	Sony Group Corp.	59,242,003
1,337,000	Sumitomo Mitsui Trust Holdings, Inc.	33,795,127
2,027,753	T&D Holdings, Inc.	38,011,725
		545,931,346
	Netherlands - 4.3%
89,141	ASML Holding NV	83,005,542
195,541	EXOR NV	20,045,377
331,174	Wolters Kluwer NV	55,441,603
		158,492,522
	South Africa - 1.5%
1,876,912	Anglo American PLC	56,901,062
	South Korea - 2.6%
1,574,716	Samsung Electronics Co. Ltd.	97,100,483
	Spain - 1.4%
3,928,053	Iberdrola SA	51,882,484
	Switzerland - 3.1%
668,526	Novartis AG	74,626,103
30,579	Partners Group Holding AG	41,160,641
		115,786,744
	Taiwan - 3.6%
4,628,440	Taiwan Semiconductor Manufacturing Co. Ltd.	135,017,562
	Thailand - 1.0%
10,458,914	Kasikornbank PCL	38,731,285
	United Kingdom - 12.7%
353,206	Ashtead Group PLC	25,489,959
556,619	AstraZeneca PLC	88,430,491
3,863,131	BAE Systems PLC	64,429,703
13,794,006	Barclays PLC	41,248,294
8,189,059	HSBC Holdings PLC	74,472,151
553,371	London Stock Exchange Group PLC	67,359,452
512,581	Reckitt Benckiser Group PLC	27,573,602
1,352,707	Unilever PLC	83,130,169
		472,133,821
	United States - 6.7%
44,700	ARM Holdings PLC ADR*	6,444,399
90,357	CyberArk Software Ltd.*	23,165,728
494,098	GFL Environmental, Inc.	19,180,884
1,945,475	GSK PLC	37,778,755
82,290	Linde PLC(1)	37,436,285
2,432,859	Shell PLC	88,955,392
109,731	Spotify Technology SA*	37,740,880
		250,702,323
	Total Common Stocks (cost $2,837,165,347)	$ 3,670,783,008

110

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $2,837,165,347)		$ 3,670,783,008
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 10,201,554	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $10,203,067; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $10,405,778		$ 10,201,554
	Securities Lending Collateral - 0.0%
28,401	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		28,401
94,668	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(4)		94,668
28,400	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(4)		28,400
28,400	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(4)		28,400
			179,869
	Total Short-Term Investments (cost $10,381,423)		$ 10,381,423
	Total Investments (cost $2,847,546,770)	98.9%	$ 3,681,164,431
	Other Assets and Liabilities	1.1%	41,816,627
	Net Assets	100.0%	$ 3,722,981,058
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	23,071	$ —	$ —

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

111

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 47,618,842	$ —	$ 47,618,842	$ —
Brazil	39,766,243	39,766,243	—	—
Canada	363,296,496	363,296,496	—	—
Chile	16,131,114	16,131,114	—	—
China	155,007,400	17,658,694	137,348,706	—
Denmark	82,193,949	—	82,193,949	—
France	253,338,020	—	253,338,020	—
Germany	455,326,802	—	455,326,802	—
Hong Kong	62,085,026	—	62,085,026	—
India	139,344,315	—	139,344,315	—
Indonesia	29,206,593	29,206,593	—	—
Italy	104,788,576	—	104,788,576	—
Japan	545,931,346	—	545,931,346	—
Netherlands	158,492,522	—	158,492,522	—
South Africa	56,901,062	—	56,901,062	—
South Korea	97,100,483	—	97,100,483	—
Spain	51,882,484	—	51,882,484	—
Switzerland	115,786,744	—	115,786,744	—
Taiwan	135,017,562	—	135,017,562	—
Thailand	38,731,285	38,731,285	—	—
United Kingdom	472,133,821	—	472,133,821	—
United States	250,702,323	86,531,891	164,170,432	—
Warrants	—	—	—	—
Short-Term Investments	10,381,423	179,869	10,201,554	—
Total	$ 3,681,164,431	$ 591,502,185	$ 3,089,662,246	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
112

The Hartford International Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2%
	Australia - 0.3%
2,403,130	Austal Ltd.	$ 4,125,823
5,373,575	OceanaGold Corp.	13,233,010
		17,358,833
	Austria - 1.7%
8,030,043	ams-OSRAM AG*	10,781,610
959,645	Erste Group Bank AG	49,917,143
1,546,501	Mondi PLC	30,236,660
221,016	Zumtobel Group AG	1,358,625
		92,294,038
	Belgium - 0.8%
639,642	Ageas SA	30,537,294
1,802,491	Proximus SADP	13,035,841
		43,573,135
	Brazil - 3.0%
10,842,275	Ambev SA	22,197,704
11,076,383	Atacadao SA*	18,133,767
14,185,731	Banco Bradesco SA ADR	31,492,323
3,775,944	Caixa Seguridade Participacoes SA	9,626,533
1,483,890	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	23,149,749
8,550,869	Lojas Renner SA	20,046,237
3,300,954	Telefonica Brasil SA	28,310,649
1,636,169	Ultrapar Participacoes SA	6,424,744
		159,381,706
	Burkina Faso - 0.3%
674,624	Endeavour Mining PLC	14,844,513
	Canada - 1.3%
937,170	ARC Resources Ltd.	16,216,268
1,710,013	Barrick Gold Corp.	31,682,275
2,146,095	Centerra Gold, Inc.	14,393,829
1,247,778	Trican Well Service Ltd.	4,554,957
		66,847,329
	Chile - 0.5%
1,258,739	Cia Cervecerias Unidas SA ADR(1)	13,820,954
791,581	Embotelladora Andina SA Class B, ADR	15,142,945
		28,963,899
	China - 1.3%
1,948,645	Alibaba Group Holding Ltd.	19,175,101
1,620,057	Baidu, Inc. Class A*	17,962,545
17,630,125	China BlueChemical Ltd. Class H	4,400,282
133,719,581	China Reinsurance Group Corp. Class H	9,069,641
19,952,738	Dongfeng Motor Group Co. Ltd. Class H*	5,849,858
27,456,922	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	13,932,471
		70,389,898
	Egypt - 0.3%
10,811,351	Centamin PLC	17,658,006
	Finland - 0.9%
8,513,838	Nokia OYJ	33,458,536
1,491,049	Nokian Renkaat OYJ	13,604,722
		47,063,258
	France - 10.3%
1,861,230	AXA SA	65,347,416
2,382,961	Ayvens SA(2)	15,774,785
777,255	BNP Paribas SA	53,252,630
2,290,283	Carrefour SA	34,164,680
452,652	Cie de Saint-Gobain SA	38,831,084
3,702,745	Engie SA	58,207,750
344,876	Imerys SA	11,717,807
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2% - (continued)
	France - 10.3% - (continued)
847,286	Metropole Television SA(1)	$ 11,059,658
3,484,015	Orange SA	38,663,038
371,758	Quadient SA	7,374,521
616,669	Renault SA	29,885,097
1,942,379	Societe Generale SA	50,379,411
1,912,926	Television Francaise 1 SA	16,832,215
1,408,921	TotalEnergies SE	95,054,674
1,457,199	Valeo SE	16,651,644
234,354	Vicat SACA	8,149,845
		551,346,255
	Germany - 5.1%
892,531	BASF SE	41,553,689
2,301,621	Ceconomy AG*	6,942,130
332,245	Continental AG	20,367,881
1,087,574	Daimler Truck Holding AG	41,990,084
537,765	Duerr AG	11,827,922
1,366,475	Evonik Industries AG	27,673,439
1,181,147	Fresenius SE & Co. KGaA*	42,321,391
528,634	Heidelberg Materials AG	55,072,656
344,810	Mercedes-Benz Group AG	22,793,466
		270,542,658
	Hong Kong - 1.9%
366,754	ASMPT Ltd.	3,834,617
5,671,201	CK Asset Holdings Ltd.	21,670,055
1,547,114	Dah Sing Financial Holdings Ltd.	4,047,410
5,817,763	PAX Global Technology Ltd.	3,264,303
4,183,915	Prudential PLC	37,757,267
34,738,685	WH Group Ltd.(2)	22,581,664
5,989,563	Yue Yuen Industrial Holdings Ltd.	9,777,509
		102,932,825
	India - 0.3%
11,391,220	Canara Bank	15,652,229
	Indonesia - 0.2%
19,969,533	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,050,059
47,609,314	Semen Indonesia Persero Tbk. PT	11,448,488
		12,498,547
	Ireland - 1.1%
5,092,781	AIB Group PLC	29,212,623
2,493,155	Bank of Ireland Group PLC	28,234,820
		57,447,443
	Italy - 3.6%
6,098,411	BPER Banca SpA	35,681,995
4,018,769	Eni SpA	64,299,465
2,241,004	UniCredit SpA	92,048,567
		192,030,027
	Japan - 24.3%
295,090	Aeon Delight Co. Ltd.	7,690,466
1,198,726	Alfresa Holdings Corp.	18,726,951
1,511,690	Alps Alpine Co. Ltd.	16,021,556
1,102,850	Amada Co. Ltd.	12,951,787
1,164,778	ASKUL Corp.	16,461,514
819,850	Avex, Inc.	8,205,425
445,090	BML, Inc.	8,879,388
1,229,539	Chiyoda Corp.*(1)	2,518,749
306,669	Cosel Co. Ltd.	2,508,398
1,061,224	Dai-ichi Life Holdings, Inc.	32,357,035
1,174,089	DeNA Co. Ltd.	12,137,256
1,121,230	Dentsu Group, Inc.	29,648,918
551,680	Dowa Holdings Co. Ltd.	20,246,749

113

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2% - (continued)
	Japan - 24.3% - (continued)
189,741	Eisai Co. Ltd.	$ 7,235,949
2,203,630	Hakuhodo DY Holdings, Inc.	17,995,576
3,002,932	Hino Motors Ltd.*	9,701,344
251,459	Hisaka Works Ltd.	1,817,032
1,399,033	Honda Motor Co. Ltd.	14,948,069
2,124,896	Isuzu Motors Ltd.	28,743,737
879,712	Japan Airlines Co. Ltd.	14,253,864
1,261,530	Japan Post Insurance Co. Ltd.	25,971,794
2,003,857	JGC Holdings Corp.	17,018,155
658,869	KH Neochem Co. Ltd.	9,827,365
1,107,359	Kirin Holdings Co. Ltd.	15,655,367
238,640	Kissei Pharmaceutical Co. Ltd.	5,548,899
1,560,080	Koito Manufacturing Co. Ltd.	23,067,817
2,849,020	Kubota Corp.	40,960,107
197,356	Makino Milling Machine Co. Ltd.	8,854,599
894,026	Makita Corp.	29,469,263
536,379	Maruichi Steel Tube Ltd.	13,071,107
471,617	Maxell Ltd.	5,411,709
166,410	Miraial Co. Ltd.(1)	1,579,366
1,421,498	Mitsubishi Estate Co. Ltd.	24,227,909
1,337,350	Mitsubishi Gas Chemical Co., Inc.	25,282,629
1,189,057	MS&AD Insurance Group Holdings, Inc.	28,031,467
225,190	Nachi-Fujikoshi Corp.	4,976,297
171,456	Neturen Co. Ltd.	1,252,228
1,062,400	Nikon Corp.	12,202,341
289,629	Nippon Chemi-Con Corp.*	2,791,915
1,304,788	Nippon Shokubai Co. Ltd.	14,148,020
1,644,901	Nippon Television Holdings, Inc.	26,344,880
7,885,329	Nissan Motor Co. Ltd.	25,029,015
86,555	NOK Corp.	1,265,165
208,645	OKUMA Corp.	10,421,806
1,145,629	Ono Pharmaceutical Co. Ltd.	16,900,691
1,196,250	OSG Corp.	16,504,057
199,647	Paramount Bed Holdings Co. Ltd.	3,361,639
14,975,130	Persol Holdings Co. Ltd.	25,683,906
4,781,602	Resona Holdings, Inc.	34,288,556
999,410	Rinnai Corp.	24,573,544
2,125,301	Rohm Co. Ltd.	28,976,845
174,457	Sanyo Shokai Ltd.	2,943,792
1,851,370	Sega Sammy Holdings, Inc.	29,980,847
1,026,050	Seria Co. Ltd.	23,996,395
1,240,824	Stanley Electric Co. Ltd.	24,362,228
1,214,698	Subaru Corp.	23,354,388
625,094	Sumitomo Electric Industries Ltd.	9,455,838
748,608	Sumitomo Heavy Industries Ltd.	20,104,085
2,085,677	Sumitomo Mitsui Trust Holdings, Inc.	52,719,311
1,763,893	Sumitomo Rubber Industries Ltd.	18,378,947
2,920,828	T&D Holdings, Inc.	54,753,074
264,519	Tachi-S Co. Ltd.	3,505,450
1,102,140	Tadano Ltd.	8,195,082
723,661	Taiheiyo Cement Corp.	19,765,390
1,019,042	Takeda Pharmaceutical Co. Ltd.	28,608,855
1,289,167	THK Co. Ltd.	24,339,394
911,285	Tochigi Bank Ltd.	2,168,498
918,987	Tokai Rika Co. Ltd.	12,471,064
1,370,320	Toyota Boshoku Corp.	18,465,986
383,250	Transcosmos, Inc.	8,823,966
1,335,365	TS Tech Co. Ltd.	17,708,158
228,240	Tsubakimoto Chain Co.	9,870,309
361,751	Tsuruha Holdings, Inc.	22,411,876
1,281,767	TV Asahi Holdings Corp.	17,863,364
325,079	Unipres Corp.	2,724,895
697,167	Ushio, Inc.	9,997,073
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2% - (continued)
	Japan - 24.3% - (continued)
416,175	Xebio Holdings Co. Ltd.	$ 3,357,105
1,712,520	Yamato Holdings Co. Ltd.	20,798,698
		1,296,872,289
	Luxembourg - 0.3%
422,050	RTL Group SA	13,292,063
	Malaysia - 0.4%
12,605,222	CIMB Group Holdings Bhd.	20,381,732
	Mexico - 1.0%
2,598,511	Fresnillo PLC	19,691,303
16,275,494	Genomma Lab Internacional SAB de CV Class B	16,728,877
6,201,419	Megacable Holdings SAB de CV	14,505,815
		50,925,995
	Netherlands - 4.6%
2,490,566	ABN AMRO Bank NV(2)	43,477,440
638,177	Fugro NV	17,044,419
2,868,549	ING Groep NV	52,066,871
2,197,026	Koninklijke Philips NV*	61,713,761
868,382	NN Group NV	43,579,020
536,067	Randstad NV	26,109,122
		243,990,633
	Norway - 0.1%
729,916	Norsk Hydro ASA	4,048,739
	Pakistan - 0.1%
192,082	VEON Ltd. ADR*	5,115,144
	Philippines - 0.1%
5,171,977	Security Bank Corp.	5,705,738
	Poland - 0.3%
8,844,970	Orange Polska SA	17,721,739
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
894,717	VK IPJSC GDR*(3)	—
		—
	South Africa - 1.5%
888,096	Anglo American PLC	26,923,801
228,710	Astral Foods Ltd.*	2,165,100
3,262,205	MTN Group Ltd.	14,155,170
58,711	Nampak Ltd.*(1)	1,202,428
18,445,601	Netcare Ltd.	13,194,839
31,520,700	Old Mutual Ltd.	21,322,445
		78,963,783
	South Korea - 4.4%
488,676	Coway Co. Ltd.	22,356,855
1,598,193	DGB Financial Group, Inc.	9,502,503
404,690	Hankook Tire & Technology Co. Ltd.	13,215,441
176,660	Hyundai Mobis Co. Ltd.	28,581,861
646,836	KB Financial Group, Inc.	41,815,404
1,121,772	KT Corp.	32,667,570
2,558,844	LG Uplus Corp.	18,715,551
1,425,127	Shinhan Financial Group Co. Ltd.	62,678,394
707,015	Tongyang Life Insurance Co. Ltd.	4,092,907
		233,626,486

114

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2% - (continued)
	Spain - 0.7%
1,529,242	Almirall SA	$ 15,244,787
2,709,856	Prosegur Compania de Seguridad SA	5,032,584
13,683,070	Unicaja Banco SA(2)	18,417,644
		38,695,015
	Sweden - 1.2%
1,496,684	SKF AB Class B	27,824,643
5,549,324	Telefonaktiebolaget LM Ericsson Class B	38,156,367
		65,981,010
	Switzerland - 4.1%
773,715	Adecco Group AG	26,335,954
76,424	Implenia AG	2,769,597
907,406	Novartis AG	101,291,758
171,086	Swatch Group AG	35,236,004
1,774,673	UBS Group AG	53,773,785
		219,407,098
	Taiwan - 0.5%
2,192,793	Catcher Technology Co. Ltd.	14,283,362
5,096,422	Foxconn Technology Co. Ltd.	10,252,477
		24,535,839
	Thailand - 1.0%
9,898,987	Kasikornbank PCL	36,657,772
695,875	Kasikornbank PCL NVDR	2,570,478
34,748,279	Thai Union Group PCL	14,135,224
		53,363,474
	Turkey - 0.5%
293,100	Coca-Cola Icecek AS	7,487,302
3,408,386	Ulker Biskuvi Sanayi AS*	17,259,214
		24,746,516
	Ukraine - 0.1%
4,793,534	Ferrexpo PLC*	3,567,988
	United Kingdom - 9.8%
2,272,297	Babcock International Group PLC	15,543,362
2,536,810	British American Tobacco PLC	90,008,631
2,619,253	British Land Co. PLC REIT	13,882,822
19,665,220	BT Group PLC	35,662,903
1,624,121	Burberry Group PLC	16,253,906
4,743,512	CK Hutchison Holdings Ltd.	24,780,619
3,844,695	Crest Nicholson Holdings PLC	13,106,236
4,324,114	easyJet PLC	25,050,679
13,154,633	Hays PLC	15,942,469
4,120,662	J Sainsbury PLC	14,612,679
7,429,611	Kingfisher PLC	26,413,225
2,188,242	Land Securities Group PLC REIT	17,894,149
2,745,726	Pagegroup PLC	15,126,807
798,500	Reckitt Benckiser Group PLC	42,954,228
6,295,734	Standard Chartered PLC	62,191,057
706,751	SThree PLC	3,730,290
2,671,958	Tate & Lyle PLC	22,584,707
1,863,987	Travis Perkins PLC	22,904,551
1,906,277	Vanquis Banking Group PLC	1,342,937
4,421,596	WPP PLC	42,651,059
		522,637,316
	United States - 6.3%
12,637,486	BP PLC	74,701,578
4,230,014	GSK PLC	82,141,720
Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.2% - (continued)
	United States - 6.3% - (continued)
354,810	Holcim AG		$ 33,157,138
3,955,352	Shell PLC		144,227,483
			334,227,919
	Total Common Stocks (cost $4,462,803,258)		$ 5,018,631,115
PREFERRED STOCKS - 1.9%
	Brazil - 0.4%
35,789,500	Raizen SA (Preference Shares)(4)		$ 18,919,336
	Germany - 1.5%
315,962	FUCHS SE (Preference Shares)(4)		13,728,907
278,763	Henkel AG & Co. KGaA (Preference Shares)(4)		23,845,879
405,837	Volkswagen AG (Preference Shares)(4)		45,292,615
			82,867,401
	Total Preferred Stocks (cost $102,379,831)		$ 101,786,737
	Total Long-Term Investments (cost $4,565,183,089)		$ 5,120,417,852
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 37,088,307	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $37,093,808; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $37,830,196		$ 37,088,307
	Securities Lending Collateral - 0.0%
124,815	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		124,815
416,050	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(5)		416,050
124,815	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(5)		124,815
124,815	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(5)		124,815
			790,495
	Total Short-Term Investments (cost $37,878,802)		$ 37,878,802
	Total Investments (cost $4,603,061,891)	96.8%	$ 5,158,296,654
	Other Assets and Liabilities	3.2%	172,086,204
	Net Assets	100.0%	$ 5,330,382,858
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

115

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $100,251,533, representing 1.9% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	715	09/20/2024	$ 85,431,775	$ 1,474,162
Total futures contracts				$ 1,474,162
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
116

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 17,358,833	$ 13,233,010	$ 4,125,823	$ —
Austria	92,294,038	1,358,625	90,935,413	—
Belgium	43,573,135	—	43,573,135	—
Brazil	159,381,706	159,381,706	—	—
Burkina Faso	14,844,513	14,844,513	—	—
Canada	66,847,329	66,847,329	—	—
Chile	28,963,899	28,963,899	—	—
China	70,389,898	4,400,282	65,989,616	—
Egypt	17,658,006	—	17,658,006	—
Finland	47,063,258	—	47,063,258	—
France	551,346,255	—	551,346,255	—
Germany	270,542,658	—	270,542,658	—
Hong Kong	102,932,825	—	102,932,825	—
India	15,652,229	—	15,652,229	—
Indonesia	12,498,547	12,498,547	—	—
Ireland	57,447,443	—	57,447,443	—
Italy	192,030,027	—	192,030,027	—
Japan	1,296,872,289	22,411,876	1,274,460,413	—
Luxembourg	13,292,063	—	13,292,063	—
Malaysia	20,381,732	—	20,381,732	—
Mexico	50,925,995	31,234,692	19,691,303	—
Netherlands	243,990,633	—	243,990,633	—
Norway	4,048,739	—	4,048,739	—
Pakistan	5,115,144	5,115,144	—	—
Philippines	5,705,738	5,705,738	—	—
Poland	17,721,739	—	17,721,739	—
Russia	—	—	—	—
South Africa	78,963,783	23,487,545	55,476,238	—
South Korea	233,626,486	4,092,907	229,533,579	—
Spain	38,695,015	5,032,584	33,662,431	—
Sweden	65,981,010	—	65,981,010	—
Switzerland	219,407,098	—	219,407,098	—
Taiwan	24,535,839	—	24,535,839	—
Thailand	53,363,474	50,792,996	2,570,478	—
Turkey	24,746,516	24,746,516	—	—
Ukraine	3,567,988	3,567,988	—	—
United Kingdom	522,637,316	23,927,644	498,709,672	—
United States	334,227,919	—	334,227,919	—
Preferred Stocks	101,786,737	18,919,336	82,867,401	—
Short-Term Investments	37,878,802	790,495	37,088,307	—
Futures Contracts(2)	1,474,162	1,474,162	—	—
Total	$ 5,159,770,816	$ 522,827,534	$ 4,636,943,282	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
117

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.1%
	Asset-Backed - Automobile - 0.8%
$ 560,000	Chase Auto Owner Trust 5.87%, 09/25/2031(1)	$ 564,149
500,000	Hertz Vehicle Financing LLC 6.78%, 09/25/2028(1)	468,223
260,000	SFS Auto Receivables Securitization Trust 5.54%, 02/20/2032(1)	263,072
		1,295,444
	Asset-Backed - Credit Card - 0.9%
1,420,000	American Express Credit Account Master Trust 5.23%, 04/16/2029	1,444,545
	Commercial Mortgage-Backed Securities - 5.1%
1,000,000	280 Park Avenue Mortgage Trust 7.75%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	903,815
70,000	ARZ Trust 7.49%, 06/11/2029(1)	71,583
1,557,907	Bank5 Trust 0.74%, 05/15/2057(1)(3)(4)	48,355
1,078,855	BX Commercial Mortgage Trust 8.02%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(2)	1,069,078
	BX Trust
703,846	8.17%, 04/15/2037, 1 mo. USD Term SOFR + 2.84%(1)(2)	702,086
844,541	9.02%, 04/15/2041, 1 mo. USD Term SOFR + 3.69%(1)(2)	840,782
465,000	9.27%, 07/15/2029, 1 mo. USD Term SOFR + 3.94%(1)(2)	464,222
1,036,692	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	936,080
775,000	ELM Trust 7.79%, 06/10/2039(1)(4)	782,037
906,417	Extended Stay America Trust 7.69%, 07/15/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	904,151
465,000	LUXE Trust 8.69%, 10/15/2038, 1 mo. USD Term SOFR + 3.36%(1)(2)	458,536
1,000,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	872,291
500,000	Wells Fargo Commercial Mortgage Trust 7.57%, 07/15/2035(1)(4)	497,543
		8,550,559
	Other Asset-Backed Securities - 30.9%
1,500,000	Alinea CLO Ltd. 11.54%, 07/20/2031, 3 mo. USD Term SOFR + 6.26%(1)(2)	1,483,452
750,000	Anchorage Capital CLO 28 Ltd. 7.53%, 04/20/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	753,875
	Apidos CLO XLVIII Ltd.
1,500,000	6.76%, 07/25/2037, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,499,382
250,000	7.37%, 07/25/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	250,249
1,500,000	Apidos CLO XVIII Ltd. 7.74%, 10/22/2030, 3 mo. USD Term SOFR + 2.46%(1)(2)	1,503,985
825,000	ARES XXXIV CLO Ltd. 6.61%, 04/17/2033, 3 mo. USD Term SOFR + 1.32%(1)(2)	827,091
1,250,000	Atrium XIII 11.59%, 11/21/2030, 3 mo. USD Term SOFR + 6.31%(1)(2)	1,245,735
820,000	Bain Capital Credit CLO Ltd. 7.03%, 10/20/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	826,378
1,000,000	Ballyrock CLO Ltd. 11.57%, 02/20/2036, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,002,085
	Barings CLO Ltd.
775,000	6.73%, 07/15/2039, 3 mo. USD Term SOFR + 1.43%(1)(2)	774,743
830,000	10.30%, 07/15/2039, 3 mo. USD Term SOFR + 5.00%(1)(2)	830,251
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.1% - (continued)
	Other Asset-Backed Securities - 30.9% - (continued)
$ 500,000	Beechwood Park CLO Ltd. 11.79%, 01/17/2035, 3 mo. USD Term SOFR + 6.50%(1)(2)	$ 503,131
825,000	Benefit Street Partners CLO IV Ltd. 6.67%, 04/20/2034, 3 mo. USD Term SOFR + 1.35%(1)(2)	828,821
1,000,000	Carlyle Global Market Strategies CLO Ltd. 11.06%, 10/15/2030, 3 mo. USD Term SOFR + 5.76%(1)(2)	988,842
	Carlyle U.S. CLO Ltd.
1,500,000	11.79%, 07/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,504,012
500,000	12.25%, 01/25/2035, 3 mo. USD Term SOFR + 6.96%(1)(2)	503,135
544,039	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	369,722
	CIFC Funding Ltd.
1,000,000	6.78%, 07/16/2037, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,005,750
1,000,000	11.65%, 10/24/2030, 3 mo. USD Term SOFR + 6.36%(1)(2)	998,330
250,000	12.04%, 04/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	249,272
1,000,000	Dryden 60 CLO Ltd. 11.16%, 07/15/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	971,415
1,000,000	Dryden 64 CLO Ltd. 11.14%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	925,000
450,000	Dryden 72 CLO Ltd. 7.43%, 05/15/2032, 3 mo. USD Term SOFR + 2.11%(1)(2)	450,482
1,000,000	Elmwood CLO III Ltd. 6.70%, 07/18/2037, 3 mo. USD Term SOFR + 1.38%(1)(2)	999,912
500,000	Frontier Issuer LLC 11.16%, 06/20/2054(1)	503,674
1,000,000	Generate CLO 2 Ltd. 11.19%, 01/22/2031, 3 mo. USD Term SOFR + 5.91%(1)(2)	1,001,691
1,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 11.78%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	1,009,782
380,000	GreenSky Home Improvement Trust 5.88%, 07/25/2059(1)	380,076
1,400,000	Harriman Park CLO Ltd. 11.94%, 04/20/2034, 3 mo. USD Term SOFR + 6.66%(1)(2)	1,398,740
750,000	Hotwire Funding LLC 9.19%, 06/20/2054(1)	770,893
1,000,000	LCM XXV Ltd. 8.99%, 07/20/2030, 3 mo. USD Term SOFR + 3.71%(1)(2)	988,644
1,000,000	Madison Park Funding XXVIII Ltd. 10.81%, 07/15/2030, 3 mo. USD Term SOFR + 5.51%(1)(2)	1,000,819
1,000,000	Madison Park Funding XXXVI Ltd. 12.35%, 04/15/2035, 3 mo. USD Term SOFR + 7.05%(1)(2)	1,014,108
750,000	Madison Park Funding XXXVII Ltd. 6.83%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	754,861
650,000	Neuberger Berman CLO XXI Ltd. 12.00%, 04/20/2034, 3 mo. USD Term SOFR + 6.72%(1)(2)	648,323
1,500,000	Neuberger Berman Loan Advisers CLO 26 Ltd. 11.44%, 10/18/2030, 3 mo. USD Term SOFR + 6.16%(1)(2)	1,480,915
500,000	Neuberger Berman Loan Advisers CLO 42 Ltd. 11.50%, 07/16/2035, 3 mo. USD Term SOFR + 6.21%(1)(2)	504,061
	OCP CLO Ltd.
775,000	7.38%, 07/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	774,983

118

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.1% - (continued)
	Other Asset-Backed Securities - 30.9% - (continued)
$ 1,500,000	12.04%, 10/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	$ 1,497,088
1,180,000	Octagon Investment Partners 29 Ltd. 7.57%, 07/18/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,182,074
	Palmer Square CLO Ltd.
400,000	11.25%, 01/17/2031, 3 mo. USD Term SOFR + 5.96%(1)(2)	399,513
1,000,000	11.29%, 07/20/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	1,007,768
1,000,000	12.09%, 05/21/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	1,008,743
1,000,000	Palmer Square Loan Funding Ltd. 12.50%, 04/15/2030, 3 mo. USD Term SOFR + 7.20%(1)(2)	1,001,624
1,650,000	Rad CLO 7 Ltd. 6.64%, 04/17/2036, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,655,349
1,000,000	RR 12 Ltd. 12.20%, 01/15/2036, 3 mo. USD Term SOFR + 6.90%(1)(2)	1,000,202
1,500,000	RR 24 Ltd. 7.03%, 01/15/2036, 3 mo. USD Term SOFR + 1.73%(1)(2)	1,505,625
500,000	RRX 6 Ltd. 11.92%, 01/15/2037, 3 mo. USD Term SOFR + 6.62%(1)(2)	490,265
408,918	Sierra Timeshare Receivables Funding LLC 8.02%, 01/20/2043(1)	415,254
1,150,000	Sixth Street CLO XXV Ltd. 6.80%, 07/24/2037, 3 mo. USD Term SOFR + 1.48%(1)(2)	1,149,980
1,000,000	Southwick Park CLO LLC 11.79%, 07/20/2032, 3 mo. USD Term SOFR + 6.51%(1)(2)	996,656
765,000	Subway Funding LLC 6.03%, 07/30/2054(1)	780,564
1,300,000	Symphony CLO XXII Ltd. 11.79%, 04/18/2033, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,307,853
1,000,000	Symphony Static CLO I Ltd. 10.90%, 10/25/2029, 3 mo. USD Term SOFR + 5.61%(1)(2)	998,694
500,000	Thayer Park CLO Ltd. 11.79%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	501,754
105,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	107,871
800,000	Voya CLO Ltd. 7.53%, 10/18/2031, 3 mo. USD Term SOFR + 2.25%(1)(2)	803,294
		51,336,791
	Whole Loan Collateral CMO - 8.4%
139,308	Chase Home Lending Mortgage Trust 3.25%, 09/25/2064(1)(4)	122,975
	Federal National Mortgage Association Connecticut Avenue Securities
207,889	6.35%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	207,890
1,260,000	7.85%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	1,287,434
225,000	8.15%, 03/25/2044, 30 day USD SOFR Average + 2.80%(1)(2)	228,039
3,000,000	8.35%, 01/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	3,088,027
2,000,000	8.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	2,060,487
700,000	9.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	737,323
1,500,000	10.10%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	1,624,912
670,000	10.95%, 07/25/2042, 30 day USD SOFR Average + 5.60%(1)(2)	734,910
820,000	11.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	866,125
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.1% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
	Verus Securitization Trust
$ 1,000,000	8.09%, 03/25/2069(1)(4)	$ 1,008,299
1,000,000	8.14%, 12/25/2068(1)(4)	1,007,338
1,000,000	8.25%, 11/25/2068(1)(4)	1,011,920
		13,985,679
	Total Asset & Commercial Mortgage-Backed Securities (cost $76,438,843)	$ 76,613,018
CONVERTIBLE BONDS - 5.1%
	Airlines - 0.1%
220,000	Southwest Airlines Co. 1.25%, 05/01/2025	$ 217,690
	Auto Manufacturers - 0.2%
210,000	Ford Motor Co. 0.00%, 03/15/2026(5)	203,595
145,000	Rivian Automotive, Inc. 3.63%, 10/15/2030(1)	140,378
		343,973
	Biotechnology - 0.4%
150,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	161,775
135,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	118,230
295,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	331,875
		611,880
	Commercial Services - 0.5%
	Alarm.com Holdings, Inc.
135,000	0.00%, 01/15/2026(5)	123,864
140,000	2.25%, 06/01/2029(1)	145,480
230,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	217,350
245,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(5)	264,845
		751,539
	Electric - 0.4%
140,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027(1)	168,700
245,000	PG&E Corp. 4.25%, 12/01/2027(1)	252,717
235,000	Southern Co. 3.88%, 12/15/2025	248,513
		669,930
	Energy-Alternate Sources - 0.2%
245,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	211,539
175,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(5)	160,125
		371,664
	Engineering & Construction - 0.1%
200,000	Fluor Corp. 1.13%, 08/15/2029(1)	244,900
	Entertainment - 0.3%
245,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(5)	206,379
190,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	215,232
		421,611
	Healthcare - Products - 0.4%
	Exact Sciences Corp.
190,000	0.38%, 03/15/2027	168,274
90,000	2.00%, 03/01/2030(1)	82,770
195,000	Insulet Corp. 0.38%, 09/01/2026	210,307
155,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	145,853
		607,204
	Home Builders - 0.1%
132,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	145,570

119

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.1% - (continued)
	Internet - 0.6%
$ 230,000	Etsy, Inc. 0.25%, 06/15/2028	$ 183,775
	Sea Ltd.
160,000	0.25%, 09/15/2026	140,880
60,000	2.38%, 12/01/2025	62,190
155,000	Snap, Inc. 0.13%, 03/01/2028	123,225
	Uber Technologies, Inc.
40,000	0.00%, 12/15/2025(5)	41,200
185,000	0.88%, 12/01/2028(1)	206,182
200,000	Zillow Group, Inc. 1.38%, 09/01/2026	247,600
		1,005,052
	IT Services - 0.3%
237,000	Rapid7, Inc. 0.25%, 03/15/2027	210,774
195,000	Seagate HDD Cayman 3.50%, 06/01/2028(1)	264,420
65,000	Zscaler, Inc. 0.13%, 07/01/2025	82,920
		558,114
	Leisure Time - 0.1%
32,000	Carnival Corp. 5.75%, 12/01/2027	48,256
10,000	Royal Caribbean Cruises Ltd. 6.00%, 08/15/2025	31,660
		79,916
	Machinery-Diversified - 0.2%
228,000	Middleby Corp. 1.00%, 09/01/2025	257,526
	Miscellaneous Manufacturing - 0.1%
180,000	John Bean Technologies Corp. 0.25%, 05/15/2026	165,330
	Pharmaceuticals - 0.1%
250,000	Dexcom, Inc. 0.25%, 11/15/2025	234,617
	Real Estate Investment Trusts - 0.3%
	Rexford Industrial Realty LP
120,000	4.13%, 03/15/2029(1)	121,980
120,000	4.38%, 03/15/2027(1)	121,560
265,000	Welltower OP LLC 2.75%, 05/15/2028(1)	324,731
		568,271
	Semiconductors - 0.3%
200,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	200,640
	ON Semiconductor Corp.
80,000	0.00%, 05/01/2027(5)	124,230
110,000	0.50%, 03/01/2029	113,406
		438,276
	Software - 0.4%
130,000	Bill Holdings, Inc. 0.00%, 12/01/2025(5)	120,770
155,000	Datadog, Inc. 0.13%, 06/15/2025	205,530
295,000	Dayforce, Inc. 0.25%, 03/15/2026	272,285
95,000	MongoDB, Inc. 0.25%, 01/15/2026	125,970
		724,555
	Total Convertible Bonds (cost $8,383,174)	$ 8,417,618
CORPORATE BONDS - 20.1%
	Advertising - 0.5%
1,000,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 888,550
	Aerospace/Defense - 0.4%
550,000	Howmet Aerospace, Inc. 3.00%, 01/15/2029	506,577
195,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	217,316
		723,893
	Airlines - 0.2%
300,000	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(1)	296,149
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Apparel - 0.1%
$ 195,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)(6)	$ 206,400
	Chemicals - 0.7%
625,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	623,827
545,000	Tronox, Inc. 4.63%, 03/15/2029(1)	496,514
		1,120,341
	Commercial Banks - 3.4%
500,000	BPCE SA 5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(7)	506,732
850,000	CaixaBank SA 6.21%, 01/18/2029, (6.21% fixed rate until 01/18/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(7)	875,910
900,000	Citizens Bank NA 4.58%, 08/09/2028, (4.58% fixed rate until 08/09/2027; 6 mo. USD SOFR + 2.00% thereafter)(7)	881,353
500,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(7)	509,759
	Freedom Mortgage Corp.
150,000	6.63%, 01/15/2027(1)	146,757
330,000	12.00%, 10/01/2028(1)	355,169
485,000	12.25%, 10/01/2030(1)	531,696
500,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(7)	518,505
900,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	883,436
500,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(7)	520,927
		5,730,244
	Commercial Services - 0.2%
385,000	Block, Inc. 6.50%, 05/15/2032(1)	391,393
	Construction Materials - 0.1%
225,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	228,283
	Diversified Financial Services - 2.4%
900,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	852,898
950,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(7)	872,278
100,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	106,707
485,000	goeasy Ltd. 7.63%, 07/01/2029(1)	496,074
395,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	388,090
900,000	Radian Group, Inc. 4.88%, 03/15/2027	888,508
	United Wholesale Mortgage LLC
150,000	5.50%, 11/15/2025(1)	148,877
205,000	5.75%, 06/15/2027(1)	201,782
		3,955,214
	Electric - 0.3%
550,000	Pacific Gas & Electric Co. 4.20%, 03/01/2029	527,948
	Entertainment - 0.5%
245,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	253,141
550,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	508,009
		761,150

120

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Healthcare - Products - 0.8%
$ 850,000	Hologic, Inc. 4.63%, 02/01/2028(1)	$ 822,823
500,000	Solventum Corp. 5.40%, 03/01/2029(1)	504,696
		1,327,519
	Healthcare - Services - 0.3%
550,000	HCA, Inc. 3.38%, 03/15/2029	512,906
	Insurance - 0.6%
550,000	Corebridge Financial, Inc. 3.85%, 04/05/2029	523,095
550,000	MGIC Investment Corp. 5.25%, 08/15/2028	541,698
		1,064,793
	Internet - 0.5%
295,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	297,998
459,751	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	461,475
		759,473
	Leisure Time - 0.5%
760,000	Carnival Corp. 7.63%, 03/01/2026(1)	767,331
	Lodging - 1.0%
	Las Vegas Sands Corp.
950,000	3.90%, 08/08/2029	878,372
345,000	5.90%, 06/01/2027	349,679
450,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	447,339
		1,675,390
	Media - 0.8%
900,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	862,695
475,000	Paramount Global 7.88%, 07/30/2030	502,203
		1,364,898
	Mining - 0.9%
255,000	Constellium SE 6.38%, 08/15/2032(1)	254,657
1,000,000	FMG Resources August 2006 Pty. Ltd. 5.88%, 04/15/2030(1)	985,433
300,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	303,355
		1,543,445
	Oil & Gas - 1.3%
550,000	Aker BP ASA 3.75%, 01/15/2030(1)	513,430
500,000	Marathon Oil Corp. 5.70%, 04/01/2034	518,838
440,000	Matador Resources Co. 6.88%, 04/15/2028(1)	448,627
180,000	Sunoco LP 7.00%, 05/01/2029(1)	185,320
450,000	Vital Energy, Inc. 9.75%, 10/15/2030	492,031
		2,158,246
	Packaging & Containers - 0.4%
250,000	Clydesdale Acquisition Holdings, Inc. 6.88%, 01/15/2030(1)	249,104
465,000	Graphic Packaging International LLC 6.38%, 07/15/2032(1)	470,281
		719,385
	Real Estate Investment Trusts - 1.6%
600,000	American Tower Corp. 2.90%, 01/15/2030	540,994
550,000	Equinix, Inc. 3.20%, 11/18/2029	506,410
170,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 02/01/2030(1)	173,124
500,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	507,301
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Real Estate Investment Trusts - 1.6% - (continued)
$ 240,000	VICI Properties LP 5.75%, 04/01/2034	$ 243,396
650,000	VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(1)	624,639
		2,595,864
	Retail - 0.7%
185,000	Group 1 Automotive, Inc. 6.38%, 01/15/2030(1)	186,871
1,000,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	897,378
		1,084,249
	Semiconductors - 0.6%
1,000,000	Entegris, Inc. 3.63%, 05/01/2029(1)	906,577
	Software - 0.5%
600,000	Open Text Corp. 6.90%, 12/01/2027(1)	622,640
175,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	156,785
		779,425
	Telecommunications - 0.5%
350,000	Frontier Communications Holdings LLC 6.00%, 01/15/2030(1)	315,732
500,000	Iliad Holding SASU 8.50%, 04/15/2031(1)	519,634
		835,366
	Trucking & Leasing - 0.3%
520,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 03/30/2029(1)	526,775
	Total Corporate Bonds (cost $32,842,972)	$ 33,451,207
SENIOR FLOATING RATE INTERESTS - 10.8%(8)
	Aerospace/Defense - 0.1%
214,462	TransDigm, Inc. 7.84%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	$ 214,973
	Airlines - 0.2%
179,297	American Airlines, Inc. 10.29%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	185,269
116,262	SkyMiles IP Ltd. 9.03%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	118,760
		304,029
	Apparel - 0.4%
298,604	ABG Intermediate Holdings 2 LLC 8.09%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	299,649
248,740	Hanesbrands, Inc. 9.09%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	249,208
170,000	Varsity Brands, Inc. 0.00%, 07/25/2031, 1 mo. USD Term SOFR + 3.75%(9)	169,009
		717,866
	Auto Parts & Equipment - 0.2%
288,265	First Brands Group LLC 10.25%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	286,057
	Chemicals - 0.1%
199,497	Nouryon Finance BV 8.83%, 04/03/2028, 3 mo. USD Term SOFR + 3.50%	200,433
	Commercial Services - 0.8%
175,000	Ensemble RCM LLC 8.25%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	175,635
195,887	Fugue Finance BV 9.35%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	197,019
200,000	GTCR W Merger Sub LLC 8.33%, 01/31/2031, 3 mo. USD Term SOFR + 3.00%	200,094

121

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(8) - (continued)
	Commercial Services - 0.8% - (continued)
$ 130,000	OMNIA Partners LLC 8.53%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	$ 130,245
	Ryan LLC
19,048	4.50%, 11/14/2030, 3 mo. USD Term SOFR + 4.50%(10)	19,081
180,500	8.84%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	180,816
200,790	Trans Union LLC 7.35%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	200,890
199,430	WEX, Inc. 7.34%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	200,178
		1,303,958
	Construction Materials - 0.6%
199,000	Emerald Borrower LP 7.84%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	198,976
	Hobbs & Associates LLC
10,000	0.00%, 07/16/2031, 1 mo. USD Term SOFR + 3.25%(9)	9,987
100,000	8.59%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	99,875
100,000	MI Windows & Doors LLC 8.84%, 03/28/2031, 1 mo. USD Term SOFR + 3.50%	100,232
198,981	Quikrete Holdings, Inc. 7.84%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	199,540
148,998	Tamko Building Products LLC 8.60%, 09/20/2030, 1 mo. USD Term SOFR + 3.25%	149,308
300,000	Wilsonart LLC 0.00%, 07/25/2031, 1 mo. USD Term SOFR + 4.25%(9)	295,500
		1,053,418
	Distribution/Wholesale - 0.1%
176,785	Windsor Holdings III LLC 9.35%, 08/01/2030, 1 mo. USD Term SOFR + 4.00%	177,922
	Diversified Financial Services - 0.3%
148,999	Aretec Group, Inc. 9.34%, 08/09/2030, 1 mo. USD Term SOFR + 4.00%	146,391
149,690	Blackhawk Network Holdings, Inc. 10.34%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	150,326
248,721	Hightower Holding LLC 9.54%, 04/21/2028, 3 mo. USD Term SOFR + 4.00%	248,783
		545,500
	Electronics - 0.3%
244,778	II-VI, Inc. 7.84%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	245,146
209,340	Roper Industrial Products Investment Co. LLC 8.58%, 11/22/2029, 1 mo. USD Term SOFR + 3.25%	209,689
		454,835
	Entertainment - 1.3%
230,940	Caesars Entertainment, Inc. 8.10%, 02/06/2030, 3 mo. USD Term SOFR + 2.75%	231,518
397,716	Great Canadian Gaming Corp. 9.61%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	399,506
744,817	Maverick Gaming LLC 12.82%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	561,392
298,251	Ontario Gaming GTA LP 9.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	299,136
120,000	OVG Business Services LLC 8.34%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	119,926
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(8) - (continued)
	Entertainment - 1.3% - (continued)
$ 279,069	UFC Holdings LLC 8.29%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	$ 279,650
213,904	William Morris Endeavor Entertainment LLC 8.21%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	214,064
		2,105,192
	Environmental Control - 0.1%
198,985	Filtration Group Corp. 8.96%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	200,007
	Food - 0.1%
199,102	U.S. Foods, Inc. 7.46%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	199,573
	Food Service - 0.2%
250,000	Aramark Services, Inc. 7.34%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	250,375
	Healthcare - Products - 0.4%
397,995	Bausch & Lomb Corp. 9.34%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	395,010
100,000	Insulet Corp. 7.84%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	99,750
160,000	Medline Borrower LP 7.59%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	160,125
		654,885
	Healthcare - Services - 0.1%
100,000	Concentra Health Services, Inc. 7.60%, 07/28/2031, 1 mo. USD Term SOFR + 2.25%	100,125
	Home Builders - 0.1%
248,718	Tecta America Corp. 9.46%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	249,588
	Home Furnishings - 0.1%
248,673	Mattress Firm, Inc. 9.85%, 09/25/2028, 3 mo. USD Term SOFR + 4.25%	248,549
	Insurance - 0.9%
200,114	Acrisure LLC 8.59%, 11/06/2030, 3 mo. USD Term SOFR + 3.25%	199,810
	Asurion LLC
216,953	9.69%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	215,946
200,000	10.71%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	183,218
249,273	HUB International Ltd. 8.53%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	249,523
248,741	Sedgwick Claims Management Services, Inc. 8.25%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	249,051
175,000	Truist Insurance Holdings LLC 8.58%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	175,301
192,580	USI, Inc. 8.08%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	192,888
		1,465,737
	Internet - 0.2%
198,974	Endure Digital, Inc. 8.96%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	177,187
198,995	MH Sub I LLC 9.59%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	198,477
		375,664

122

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(8) - (continued)
	Investment Company Security - 0.1%
$ 135,000	TTF Holdings LLC 9.09%, 07/18/2031, 1 yr. USD Term SOFR + 3.75%	$ 135,085
	IT Services - 0.7%
	Amentum Government Services Holdings LLC
100,000	0.00%, 07/30/2031, 1 mo. USD Term SOFR + 2.25%(9)	100,250
248,731	9.35%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	249,318
160,000	Fortress Intermediate 3, Inc. 9.10%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	160,000
203,874	McAfee LLC 8.59%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	203,427
297,202	NCR Atleos LLC 10.10%, 03/27/2029, 1 mo. USD Term SOFR + 4.75%	300,793
199,310	Peraton Corp. 9.19%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	199,226
		1,213,014
	Leisure Time - 0.1%
198,974	MajorDrive Holdings IV LLC 9.60%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	198,726
	Media - 0.1%
199,500	Simon & Schuster, Inc. 9.26%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	200,374
	Mining - 0.1%
197,881	Arsenal AIC Parent LLC 9.09%, 08/18/2030, 1 mo. USD Term SOFR + 3.75%	198,425
	Miscellaneous Manufacturing - 0.1%
110,000	LTI Holdings, Inc. 4.75%, 07/19/2029, 1 mo. USD Term SOFR + 4.75%	108,969
	Packaging & Containers - 0.4%
282,792	Berlin Packaging LLC 9.09%, 06/09/2031, 1 mo. USD Term SOFR + 3.75%	283,853
198,985	Clydesdale Acquisition Holdings, Inc. 9.02%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	199,035
129,675	SupplyOne, Inc. 9.59%, 04/21/2031, 1 mo. USD Term SOFR + 4.25%	130,323
		613,211
	Pharmaceuticals - 0.1%
100,000	Endo Luxembourg Finance Co. I SARL 9.78%, 04/23/2031, 3 mo. USD Term SOFR + 4.50%	100,208
	Pipelines - 0.6%
207,830	Brazos Delaware II LLC 8.85%, 02/11/2030, 1 mo. USD Term SOFR + 3.50%	208,869
205,022	Medallion Midland Acquisition LLC 8.84%, 10/18/2028, 3 mo. USD Term SOFR + 3.50%	205,791
170,000	NGP XI Midstream Holdings LLC 9.28%, 07/25/2031, 2 mo. USD Term SOFR + 4.00%	169,363
213,857	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	214,507
196,869	Traverse Midstream Partners LLC 8.75%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	197,115
		995,645
	Retail - 0.7%
149,375	1011778 BC Unlimited Liability Co. 7.09%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	148,586
148,978	Great Outdoors Group LLC 9.21%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	148,686
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(8) - (continued)
	Retail - 0.7% - (continued)
$ 100,000	Gulfside Supply, Inc. 8.29%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	$ 100,250
150,000	Johnstone Supply LLC 8.33%, 06/07/2031, 1 mo. USD Term SOFR + 3.00%	150,300
275,978	LBM Acquisition LLC 9.14%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	265,698
199,486	Michaels Cos., Inc. 9.85%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	162,731
145,000	White Cap Buyer LLC 8.59%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	143,731
		1,119,982
	Software - 1.0%
148,985	AthenaHealth Group, Inc. 8.59%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	148,613
170,000	Banff Merger Sub, Inc. 9.01%, 07/03/2031, 1 mo. USD Term SOFR + 3.75%	169,221
272,208	Cast & Crew Payroll LLC 9.09%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	272,578
248,728	EP Purchaser LLC 9.10%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	249,215
	Epicor Software Corp.
10,501	0.00%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%(9)(10)	10,567
89,499	8.59%, 05/23/2031, 1 mo. USD Term SOFR + 3.25%	90,059
200,000	Evertec Group LLC 8.59%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	201,000
0(11)	McAfee LLC 9.05%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	0(12)
160,372	Open Text Corp. 7.59%, 01/31/2030, 1 mo. USD Term SOFR + 2.25%	161,166
194,510	Rocket Software, Inc. 10.09%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	195,051
182,834	Waystar Technologies, Inc. 8.09%, 10/22/2029, 1 mo. USD Term SOFR + 2.75%	184,205
		1,681,675
	Telecommunications - 0.2%
120,000	Frontier Communications Corp. 8.83%, 07/01/2031, 3 mo. USD Term SOFR + 3.50%	120,675
199,490	Zacapa SARL 9.33%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	199,305
		319,980
	Total Senior Floating Rate Interests (cost $17,949,628)	$ 17,993,980
U.S. GOVERNMENT AGENCIES - 14.4%
	Mortgage-Backed Agencies - 14.4%
	Federal Home Loan Mortgage Corp. - 12.2%
1,160,000	8.40%, 01/25/2034, 30 day USD SOFR Average + 3.05%(1)(2)	$ 1,246,976
2,000,000	8.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	2,061,053
1,500,000	8.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,555,204
1,490,000	9.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,550,012
1,000,000	9.70%, 04/25/2042, 30 day USD SOFR Average + 4.35%(1)(2)	1,067,077
1,200,000	10.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,304,084
1,200,000	10.60%, 05/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,311,289

123

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 14.4% - (continued)
	Mortgage-Backed Agencies - 14.4% - (continued)
	Federal Home Loan Mortgage Corp. - 12.2% - (continued)
$ 1,510,000	10.70%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	$ 1,655,220
1,400,000	10.85%, 05/25/2043, 30 day USD SOFR Average + 5.50%(1)(2)	1,560,612
1,430,000	11.00%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,550,663
977,000	12.95%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	1,116,135
2,500,000	13.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	2,711,034
1,350,000	13.50%, 03/25/2043, 30 day USD SOFR Average + 8.15%(1)(2)	1,559,621
		20,248,980
	Federal National Mortgage Association - 2.2%
4,166,108	2.00%, 06/01/2035	3,754,006
	Total U.S. Government Agencies (cost $23,896,454)	$ 24,002,986
COMMON STOCKS - 0.4%
	Energy - 0.3%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(13)	$ 200,273
13,824	Foresight Energy LLC*(13)	172,795
2,907	Kelly Topco Shares*(13)	211,484
13,865	Texgen Power LLC*(13)(14)	554
		585,106
	Insurance - 0.0%
34,814	Tenerity, Inc.*(13)	348
	Materials - 0.1%
3,079	Utex Industries*(13)	115,977
	Media & Entertainment - 0.0%
0(11)	Rodan & Fields LLC Class A*(13)(14)	—
0(11)	Rodan & Fields LLC Class A1*(13)(14)	95
0(11)	Rodan & Fields LLC Class D*(13)(14)	10,231
		10,326
	Utilities - 0.0%
13,865	Mountain Creek Power LLC*(13)(14)	2,496
	Total Common Stocks (cost $2,241,050)	$ 714,253
WARRANTS - 0.0%
	Energy - 0.0%
2,750	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(13)(14)	$ —
	Materials - 0.0%
1,875	Utex Industries Expires 12/31/2025*(13)(14)	844
	Total Warrants (cost $8,850)	$ 844
	Total Long-Term Investments (cost $161,760,971)	$ 161,193,906
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
32,424	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(15)	$ 32,424
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
108,080	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(15)		$ 108,080
32,424	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(15)		32,424
32,424	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(15)		32,424
	Total Short-Term Investments (cost $205,352)		$ 205,352
	Total Investments (cost $161,966,323)	97.0%	$ 161,399,258
	Other Assets and Liabilities	3.0%	5,005,027
	Net Assets	100.0%	$ 166,404,285
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $118,169,486, representing 71.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security disclosed is interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a zero-coupon bond.
(6)	Represents entire or partial securities on loan.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

124

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2024, the aggregate value of the unfunded commitment was $29,648, which represents to 0.0% of total net assets.
(11)	Security has less than 1 share.
(12)	Market value is less than $1.
(13)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $715,097 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	190,736	$ 600,819	$ 200,273
06/2020	Foresight Energy LLC	13,824	117,530	172,795
09/2021	Kelly Topco Shares	2,907	231,426	211,484
Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	2,750	$ —	$ —
07/2024	Mountain Creek Power LLC	13,865	—	2,496
09/2023	Rodan & Fields LLC Class A	0	—	—
09/2023	Rodan & Fields LLC Class D	0	—	10,231
09/2023	Rodan & Fields LLC Class A1	0	—	95
06/2017	Tenerity, Inc.	34,814	1,198,751	348
02/2024	Texgen Power LLC	13,865	—	554
07/2020	Utex Industries	3,079	92,524	115,977
07/2020	Utex Industries Expires 12/31/2025 Warrants	1,875	8,850	844
			$ 2,249,900	$ 715,097

(14)	Investment valued using significant unobservable inputs.
(15)	Current yield as of period end.

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
443,000	EUR	481,580	USD	SSG	08/30/2024	$ (1,429)
1,421,309	EUR	1,544,420	USD	DEUT	08/30/2024	(3,917)
3,538,629	USD	3,256,552	EUR	DEUT	08/30/2024	8,976
Total foreign currency contracts						$ 3,630
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
125

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 76,613,018	$ —	$ 76,613,018	$ —
Convertible Bonds	8,417,618	—	8,417,618	—
Corporate Bonds	33,451,207	—	33,451,207	—
Senior Floating Rate Interests	17,993,980	—	17,993,980	—
U.S. Government Agencies	24,002,986	—	24,002,986	—
Common Stocks
Energy	585,106	—	584,552	554
Insurance	348	—	348	—
Materials	115,977	—	115,977	—
Media & Entertainment	10,326	—	—	10,326
Utilities	2,496	—	—	2,496
Warrants	844	—	—	844
Short-Term Investments	205,352	205,352	—	—
Foreign Currency Contracts(2)	8,976	—	8,976	—
Total	$ 161,408,234	$ 205,352	$ 161,188,662	$ 14,220
Liabilities
Foreign Currency Contracts(2)	$ (5,346)	$ —	$ (5,346)	$ —
Total	$ (5,346)	$ —	$ (5,346)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
126

The Hartford MidCap Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1%
	Automobiles & Components - 0.8%
1,474,513	Gentex Corp.	$ 45,798,374
	Banks - 0.6%
211,434	M&T Bank Corp.	36,402,592
	Capital Goods - 11.0%
110,886	Acuity Brands, Inc.	27,871,196
191,843	Axon Enterprise, Inc.*	57,554,818
598,403	Fortive Corp.	42,995,255
987,674	Graco, Inc.	84,001,674
275,520	IDEX Corp.	57,440,410
577,769	Ingersoll Rand, Inc.	58,008,008
151,276	Lennox International, Inc.	88,269,546
139,202	Lincoln Electric Holdings, Inc.	28,593,483
714,464	Vertiv Holdings Co.	56,228,317
113,357	Watsco, Inc.	55,487,118
399,849	Westinghouse Air Brake Technologies Corp.	64,435,666
		620,885,491
	Commercial & Professional Services - 2.5%
648,723	Copart, Inc.*	33,947,675
1,098,662	Dayforce, Inc.*(1)	65,128,683
839,130	Rollins, Inc.	40,202,718
		139,279,076
	Consumer Discretionary Distribution & Retail - 4.5%
642,700	CarMax, Inc.*	54,269,588
455,637	Floor & Decor Holdings, Inc. Class A*	44,652,426
52,335	O'Reilly Automotive, Inc.*	58,947,004
2,011,773	Valvoline, Inc.*	93,547,444
		251,416,462
	Consumer Durables & Apparel - 3.5%
83,451	Deckers Outdoor Corp.*	76,994,396
13,908	NVR, Inc.*	119,712,832
		196,707,228
	Consumer Services - 6.0%
465,029	Choice Hotels International, Inc.(1)	59,267,946
115,637	Domino's Pizza, Inc.	49,573,582
313,616	DoorDash, Inc. Class A*	34,723,564
3,321,730	DraftKings, Inc. Class A*	122,737,923
481,225	Hyatt Hotels Corp. Class A	70,898,879
		337,201,894
	Energy - 3.8%
1,349,196	Antero Resources Corp.*	39,153,668
1,135,879	EQT Corp.	39,199,184
1,019,243	Targa Resources Corp.	137,883,193
		216,236,045
	Equity Real Estate Investment Trusts (REITs) - 1.1%
510,781	Lamar Advertising Co. Class A, REIT	61,222,211
	Financial Services - 9.2%
181,611	Credit Acceptance Corp.*	104,408,164
541,700	Hamilton Lane, Inc. Class A	78,205,229
261,037	Morningstar, Inc.	82,918,403
2,247,099	Rocket Cos., Inc. Class A*	36,380,533
862,818	Tradeweb Markets, Inc. Class A	96,359,514
642,236	WEX, Inc.*	117,818,194
		516,090,037
	Food, Beverage & Tobacco - 1.5%
914,931	Celsius Holdings, Inc.*	42,846,219
360,806	Post Holdings, Inc.*	39,457,744
		82,303,963
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1% - (continued)
	Health Care Equipment & Services - 6.9%
831,773	Acadia Healthcare Co., Inc.*	$ 53,940,479
4,759,661	agilon health, Inc.*	32,794,064
1,000,667	Dexcom, Inc.*	67,865,236
495,489	Inspire Medical Systems, Inc.*	69,888,723
172,062	Molina Healthcare, Inc.*	58,719,599
558,791	Veeva Systems, Inc. Class A*	107,248,757
		390,456,858
	Household & Personal Products - 1.3%
416,833	elf Beauty, Inc.*	71,937,039
	Insurance - 2.5%
57,810	Markel Group, Inc.*	94,741,919
411,739	W.R. Berkley Corp.	22,699,171
12,278	White Mountains Insurance Group Ltd.	21,928,508
		139,369,598
	Materials - 1.1%
337,421	Ball Corp.	21,537,583
837,217	Element Solutions, Inc.	22,562,998
331,639	FMC Corp.	19,354,452
		63,455,033
	Media & Entertainment - 1.9%
2,084,207	Pinterest, Inc. Class A*	66,590,414
460,515	Trade Desk, Inc. Class A*	41,391,088
		107,981,502
	Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
1,737,442	Apellis Pharmaceuticals, Inc.*	68,802,703
628,353	Bio-Techne Corp.	51,267,321
1,752,213	Exact Sciences Corp.*	80,041,090
149,743	ICON PLC*	49,181,591
45,736	Mettler-Toledo International, Inc.*	69,565,828
310,527	Neurocrine Biosciences, Inc.*	43,961,307
1,647,403	PTC Therapeutics, Inc.*	55,764,591
185,465	Repligen Corp.*	31,037,568
215,024	Sarepta Therapeutics, Inc.*	30,585,014
1,372,942	Ultragenyx Pharmaceutical, Inc.*	61,809,849
150,463	United Therapeutics Corp.*	47,138,553
211,552	Waters Corp.*	71,140,707
		660,296,122
	Semiconductors & Semiconductor Equipment - 8.0%
253,306	Enphase Energy, Inc.*	29,158,054
513,183	Entegris, Inc.	60,704,417
691,145	Lattice Semiconductor Corp.*	36,630,685
719,640	MKS Instruments, Inc.	90,602,676
153,923	Monolithic Power Systems, Inc.	132,849,402
291,244	Onto Innovation, Inc.*	55,714,977
832,806	Rambus, Inc.*	42,839,541
		448,499,752
	Software & Services - 15.4%
34,673	Atlassian Corp. Class A*	6,122,212
481,774	CyberArk Software Ltd.*	123,517,218
1,209,836	Datadog, Inc. Class A*	140,873,304
1,011,377	Dynatrace, Inc.*	44,419,678
63,623	Fair Isaac Corp.*	101,796,800
47,329	Guidewire Software, Inc.*	7,102,663
153,140	HubSpot, Inc.*	76,115,174
3,207,353	Informatica, Inc. Class A*	76,784,031
383,497	MongoDB, Inc.*	96,779,303
625,778	PTC, Inc.*	111,294,617
85,598	Tyler Technologies, Inc.*	48,629,080

127

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.1% - (continued)
	Software & Services - 15.4% - (continued)
1,502,485	Unity Software, Inc.*		$ 24,580,654
62,447	VeriSign, Inc.*		11,678,213
			869,692,947
	Technology Hardware & Equipment - 1.0%
122,793	CDW Corp.		26,782,381
924,714	Flex Ltd.*		29,729,555
			56,511,936
	Transportation - 3.1%
719,371	Expeditors International of Washington, Inc.		89,791,888
98,125	Saia, Inc.*		41,001,531
703,849	U-Haul Holding Co.		44,856,297
			175,649,716
	Utilities - 2.7%
349,345	Atmos Energy Corp.		44,674,239
1,179,510	NiSource, Inc.		36,859,688
850,332	Vistra Corp.		67,363,301
40,190	WEC Energy Group, Inc.		3,458,751
			152,355,979
	Total Common Stocks (cost $4,353,304,031)		$ 5,639,749,855
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.0%
$ 631,101	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $631,195; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $643,733		$ 631,101
	Securities Lending Collateral - 1.1%
9,314,402	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		9,314,402
31,048,005	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		31,048,005
9,314,402	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(2)		9,314,402
9,314,402	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(2)		9,314,402
			58,991,211
	Total Short-Term Investments (cost $59,622,312)		$ 59,622,312
	Total Investments (cost $4,412,926,343)	101.2%	$ 5,699,372,167
	Other Assets and Liabilities	(1.2)%	(65,147,455)
	Net Assets	100.0%	$ 5,634,224,712
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended July 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2024	Shares as of July 31, 2024	Dividend Income	Capital Gains Distribution
Nuvei Corp.	$ 51,473,131	$ —	$ 111,991,956	$ (5,758,220)	$ 66,277,045	$ —	—	$ 563,613	$ —
128

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 45,798,374	$ 45,798,374	$ —	$ —
Banks	36,402,592	36,402,592	—	—
Capital Goods	620,885,491	620,885,491	—	—
Commercial & Professional Services	139,279,076	139,279,076	—	—
Consumer Discretionary Distribution & Retail	251,416,462	251,416,462	—	—
Consumer Durables & Apparel	196,707,228	196,707,228	—	—
Consumer Services	337,201,894	337,201,894	—	—
Energy	216,236,045	216,236,045	—	—
Equity Real Estate Investment Trusts (REITs)	61,222,211	61,222,211	—	—
Financial Services	516,090,037	516,090,037	—	—
Food, Beverage & Tobacco	82,303,963	82,303,963	—	—
Health Care Equipment & Services	390,456,858	390,456,858	—	—
Household & Personal Products	71,937,039	71,937,039	—	—
Insurance	139,369,598	139,369,598	—	—
Materials	63,455,033	63,455,033	—	—
Media & Entertainment	107,981,502	107,981,502	—	—
Pharmaceuticals, Biotechnology & Life Sciences	660,296,122	660,296,122	—	—
Semiconductors & Semiconductor Equipment	448,499,752	448,499,752	—	—
Software & Services	869,692,947	869,692,947	—	—
Technology Hardware & Equipment	56,511,936	56,511,936	—	—
Transportation	175,649,716	175,649,716	—	—
Utilities	152,355,979	152,355,979	—	—
Short-Term Investments	59,622,312	58,991,211	631,101	—
Total	$ 5,699,372,167	$ 5,698,741,066	$ 631,101	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
129

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 2.2%
467,530	Gentex Corp.	$ 14,521,482
717,196	Goodyear Tire & Rubber Co.*	8,391,193
		22,912,675
	Banks - 6.6%
579,683	Columbia Banking System, Inc.	15,164,507
7,316	First Citizens BancShares, Inc. Class A	15,273,540
153,840	M&T Bank Corp.	26,486,633
277,495	Synovus Financial Corp.	12,972,891
		69,897,571
	Capital Goods - 12.7%
87,451	AerCap Holdings NV	8,216,021
235,179	Air Lease Corp.	11,669,582
81,265	Boise Cascade Co.	11,546,944
66,619	Builders FirstSource, Inc.*	11,150,022
25,596	Curtiss-Wright Corp.	7,543,141
89,479	Dover Corp.	16,487,401
211,184	Fortune Brands Innovations, Inc.	17,065,779
104,303	John Bean Technologies Corp.	10,261,329
65,185	L3Harris Technologies, Inc.	14,789,825
100,995	Middleby Corp.*	13,692,902
73,525	Westinghouse Air Brake Technologies Corp.	11,848,554
		134,271,500
	Commercial & Professional Services - 1.3%
111,329	Science Applications International Corp.	13,849,328
	Consumer Discretionary Distribution & Retail - 0.7%
48,443	Ross Stores, Inc.	6,938,491
	Consumer Durables & Apparel - 4.2%
96,471	Lennar Corp. Class A	17,068,614
160,665	Skechers USA, Inc. Class A*	10,464,111
178,679	Steven Madden Ltd.	8,101,306
158,328	Tempur Sealy International, Inc.	8,288,471
		43,922,502
	Consumer Services - 2.9%
613,380	International Game Technology PLC	14,396,029
216,291	Wyndham Hotels & Resorts, Inc.	16,377,554
		30,773,583
	Consumer Staples Distribution & Retail - 1.9%
370,314	U.S. Foods Holding Corp.*	20,141,378
	Energy - 6.2%
537,168	Cenovus Energy, Inc.	10,813,192
132,135	Chesapeake Energy Corp.	10,085,864
583,598	Coterra Energy, Inc.	15,056,828
519,572	EQT Corp.	17,930,430
249,195	Ovintiv, Inc.	11,572,616
		65,458,930
	Equity Real Estate Investment Trusts (REITs) - 7.6%
130,972	Camden Property Trust REIT	14,505,149
504,052	Essential Properties Realty Trust, Inc. REIT	14,914,899
382,936	Gaming & Leisure Properties, Inc. REIT	19,223,387
842,015	Kimco Realty Corp. REIT	18,296,986
336,632	UDR, Inc. REIT	13,488,844
		80,429,265
	Financial Services - 7.0%
88,492	Ares Management Corp. Class A	13,556,974
57,456	Evercore, Inc. Class A	14,386,408
210,900	Nasdaq, Inc.	14,273,712
330,313	TPG, Inc.	16,842,660
213,576	Voya Financial, Inc.	15,533,383
		74,593,137
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Food, Beverage & Tobacco - 3.0%
523,240	Keurig Dr. Pepper, Inc.	$ 17,936,667
230,704	Tyson Foods, Inc. Class A	14,049,874
		31,986,541
	Health Care Equipment & Services - 5.1%
246,154	Centene Corp.*	18,934,166
62,635	Dentsply Sirona, Inc.	1,699,914
99,282	ICU Medical, Inc.*	12,606,828
437,511	Integra LifeSciences Holdings Corp.*	10,854,648
42,643	Teleflex, Inc.	9,420,691
		53,516,247
	Insurance - 8.6%
1,670,014	Aegon Ltd.	10,771,590
119,219	Allstate Corp.	20,400,755
42,029	Everest Group Ltd.	16,511,933
115,581	Globe Life, Inc.	10,718,982
282,178	Kemper Corp.	18,076,323
195,302	MetLife, Inc.	15,008,959
		91,488,542
	Materials - 5.5%
51,865	Celanese Corp.	7,320,745
171,088	FMC Corp.	9,984,696
526,246	Huntsman Corp.	12,593,067
209,185	Ingevity Corp.*	9,599,500
60,419	Reliance, Inc.	18,401,210
		57,899,218
	Media & Entertainment - 3.2%
252,415	Cargurus, Inc.*	6,264,940
107,352	Electronic Arts, Inc.	16,203,711
117,039	Live Nation Entertainment, Inc.*	11,257,982
		33,726,633
	Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
93,798	Agilent Technologies, Inc.	13,263,037
383,895	Perrigo Co. PLC	10,852,712
239,900	Qiagen NV*	10,673,151
		34,788,900
	Semiconductors & Semiconductor Equipment - 3.3%
192,176	Allegro MicroSystems, Inc.*	4,619,911
55,344	MKS Instruments, Inc.	6,967,810
184,589	ON Semiconductor Corp.*	14,444,089
75,547	Qorvo, Inc.*	9,050,530
		35,082,340
	Technology Hardware & Equipment - 3.9%
175,554	Coherent Corp.*	12,232,603
60,484	F5, Inc.*	12,316,962
524,951	Flex Ltd.*	16,877,174
		41,426,739
	Transportation - 3.1%
355,265	Delta Air Lines, Inc.	15,283,500
313,017	Knight-Swift Transportation Holdings, Inc.	17,037,516
		32,321,016
	Utilities - 7.6%
288,594	Alliant Energy Corp.	16,063,142
141,891	Atmos Energy Corp.	18,145,021
244,111	Evergy, Inc.	14,158,438
623,762	NiSource, Inc.	19,492,562
162,778	Sempra	13,032,007
		80,891,170
	Total Common Stocks (cost $866,986,367)	$ 1,056,315,706

130

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 1,210,591	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $1,210,771; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $1,234,886		$ 1,210,591
	Total Short-Term Investments (cost $1,210,591)		$ 1,210,591
	Total Investments (cost $868,196,958)	100.0%	$ 1,057,526,297
	Other Assets and Liabilities	0.0%	260,016
	Net Assets	100.0%	$ 1,057,786,313
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 22,912,675	$ 22,912,675	$ —	$ —
Banks	69,897,571	69,897,571	—	—
Capital Goods	134,271,500	134,271,500	—	—
Commercial & Professional Services	13,849,328	13,849,328	—	—
Consumer Discretionary Distribution & Retail	6,938,491	6,938,491	—	—
Consumer Durables & Apparel	43,922,502	43,922,502	—	—
Consumer Services	30,773,583	30,773,583	—	—
Consumer Staples Distribution & Retail	20,141,378	20,141,378	—	—
Energy	65,458,930	65,458,930	—	—
Equity Real Estate Investment Trusts (REITs)	80,429,265	80,429,265	—	—
Financial Services	74,593,137	74,593,137	—	—
Food, Beverage & Tobacco	31,986,541	31,986,541	—	—
Health Care Equipment & Services	53,516,247	53,516,247	—	—
Insurance	91,488,542	91,488,542	—	—
Materials	57,899,218	57,899,218	—	—
Media & Entertainment	33,726,633	33,726,633	—	—
Pharmaceuticals, Biotechnology & Life Sciences	34,788,900	34,788,900	—	—
Semiconductors & Semiconductor Equipment	35,082,340	35,082,340	—	—
Technology Hardware & Equipment	41,426,739	41,426,739	—	—
Transportation	32,321,016	32,321,016	—	—
Utilities	80,891,170	80,891,170	—	—
Short-Term Investments	1,210,591	—	1,210,591	—
Total	$ 1,057,526,297	$ 1,056,315,706	$ 1,210,591	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
131

Hartford Moderate Allocation Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 41.8%
1,090,798	Hartford Core Equity Fund, Class F	$ 58,608,579
1,108,740	Hartford Large Cap Growth ETF*	22,697,682
396,052	Hartford Multifactor US Equity ETF	19,803,313
611,003	Hartford Small Cap Value Fund, Class F	7,869,713
773,411	The Hartford Equity Income Fund, Class F	16,489,127
347,226	The Hartford Small Company Fund, Class F*	7,823,001
	Total Domestic Equity Funds (cost $86,511,255)	$ 133,291,415
	International/Global Equity Funds - 21.7%
567,581	Hartford Multifactor Developed Markets (ex-US) ETF	16,357,685
320,301	Hartford Schroders Emerging Markets Equity Fund, Class F	5,473,942
1,519,349	Hartford Schroders International Multi-Cap Value Fund, Class F	15,801,228
555,411	The Hartford International Growth Fund, Class F	9,392,001
1,182,714	The Hartford International Opportunities Fund, Class F	22,022,128
	Total International/Global Equity Funds (cost $59,960,090)	$ 69,046,984
	Taxable Fixed Income Funds - 36.3%
1,187,907	Hartford Core Bond ETF	41,814,564
3,038,568	Hartford Schroders Core Fixed Income Fund, Class F	26,222,846
2,230,449	The Hartford Strategic Income Fund, Class F	17,553,636
2,991,510	The Hartford World Bond Fund, Class F	30,214,246
	Total Taxable Fixed Income Funds (cost $122,379,451)	$ 115,805,292
	Total Affiliated Investment Companies (cost $268,850,796)	$ 318,143,691
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
625,565	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.22%(1)		$ 625,565
	Total Short-Term Investments (cost $625,565)		$ 625,565
	Total Investments (cost $269,476,361)	100.0%	$ 318,769,256
	Other Assets and Liabilities	(0.0)%	(250)
	Net Assets	100.0%	$ 318,769,006
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended July 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2024	Shares as of July 31, 2024	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$ 41,491,963	$ 2,598,314	$ 5,698,735	$ (1,164,604)	$ 4,587,626	$ 41,814,564	1,187,907	$ 1,356,224	$ —
Hartford Core Equity Fund, Class F	52,830,906	2,174,682	10,986,184	2,248,150	12,341,025	58,608,579	1,090,798	644,825	1,143,461
Hartford Large Cap Growth ETF	15,831,588	—	—	—	6,866,094	22,697,682	1,108,740	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	14,974,276	—	1,018,776	(44,871)	2,447,056	16,357,685	567,581	682,628	—
Hartford Multifactor US Equity ETF	15,592,250	—	—	—	4,211,063	19,803,313	396,052	232,646	—
Hartford Schroders Core Fixed Income Fund, Class F	31,760,151	1,534,176	8,950,858	(1,068,496)	2,947,873	26,222,846	3,038,568	988,162	—
Hartford Schroders Emerging Markets Equity Fund, Class F	2,837,162	2,368,944	217,162	14,221	470,777	5,473,942	320,301	47,659	—
Hartford Schroders International Multi-Cap Value Fund, Class F	13,677,491	2,379,681	2,875,476	207,094	2,412,438	15,801,228	1,519,349	355,598	—
Hartford Small Cap Value Fund, Class F	5,080,348	1,571,958	424,869	21,407	1,620,869	7,869,713	611,003	106,263	109,012
The Hartford Equity Income Fund, Class F	14,776,838	1,162,645	1,360,756	60,444	1,849,956	16,489,127	773,411	320,606	842,039
The Hartford Growth Opportunities Fund, Class F	3,992,512	1,300,169	6,503,767	1,591,428	(380,342)	—	—	—	—
The Hartford International Growth Fund, Class F	8,285,506	280,617	1,150,325	92,240	1,883,963	9,392,001	555,411	86,022	—
The Hartford International Opportunities Fund, Class F	17,197,176	1,507,582	463,273	9,977	3,770,666	22,022,128	1,182,714	339,801	—
The Hartford Small Company Fund, Class F	5,444,278	712,088	265,503	(30,963)	1,963,101	7,823,001	347,226	—	—
132

Hartford Moderate Allocation Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2024	Shares as of July 31, 2024	Dividend Income	Capital Gains Distribution
The Hartford Strategic Income Fund, Class F	$ 15,899,713	$ 2,595,719	$ 2,364,411	$ (333,189)	$ 1,755,804	$ 17,553,636	2,230,449	$ 857,406	$ —
The Hartford World Bond Fund, Class F	26,295,445	7,257,700	4,596,998	(175,913)	1,434,012	30,214,246	2,991,510	938,343	—
Total	$285,967,603	$27,444,275	$46,877,093	$1,426,925	$50,181,981	$318,143,691	17,921,020	$6,956,183	$2,094,512
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 318,143,691	$ 318,143,691	$ —	$ —
Short-Term Investments	625,565	625,565	—	—
Total	$ 318,769,256	$ 318,769,256	$ —	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
133

Hartford Multi-Asset Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.3%
	Asset-Backed - Automobile - 1.3%
$ 537,415	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 536,933
135,000	Avis Budget Rental Car Funding AESOP LLC 5.85%, 06/20/2030(1)	136,608
368,021	CFMT LLC 1.39%, 09/22/2031(1)	365,332
448,910	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	455,342
	Ford Credit Auto Lease Trust
1,250,000	5.29%, 06/15/2026	1,249,033
1,250,000	5.54%, 12/15/2026	1,251,196
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	94,037
100,000	1.91%, 10/17/2033(1)	94,063
510,000	5.22%, 03/15/2030	511,327
905,000	5.28%, 02/15/2036(1)	922,671
646,376	Hyundai Auto Lease Securitization Trust 5.05%, 01/15/2026(1)	645,261
772,558	Nissan Auto Lease Trust 4.91%, 01/15/2026	770,921
	SFS Auto Receivables Securitization Trust
85,000	5.38%, 01/21/2031(1)	86,173
145,000	5.51%, 01/20/2032(1)	146,578
77,215	5.89%, 03/22/2027(1)	77,319
176,245	U.S. Bank NA 6.79%, 08/25/2032(1)	177,790
310,000	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	314,052
		7,834,636
	Asset-Backed - Credit Card - 0.3%
1,555,000	American Express Credit Account Master Trust 5.23%, 04/16/2029	1,581,879
210,000	Trillium Credit Card Trust II 5.99%, 12/26/2028(1)	210,073
		1,791,952
	Asset-Backed - Finance & Insurance - 0.2%
1,340,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	1,248,494
	Asset-Backed - Student Loan - 0.0%
354,730	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	358,839
	Commercial Mortgage-Backed Securities - 1.0%
530,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	537,325
	CF Hippolyta Issuer LLC
259,173	1.53%, 03/15/2061(1)	242,482
89,945	1.69%, 07/15/2060(1)	85,849
94,245	1.98%, 03/15/2061(1)	85,098
975,000	Commercial Mortgage Trust 4.35%, 08/10/2030(1)	916,551
550,000	Compass Datacenters Issuer II LLC 5.25%, 02/25/2049(1)	547,301
	New Economy Assets Phase 1 Sponsor LLC
350,000	1.91%, 10/20/2061(1)	316,397
125,000	2.41%, 10/20/2061(1)	109,036
1,175,000	ONE Mortgage Trust 7.19%, 03/15/2036, 1 mo. USD Term SOFR + 1.86%(1)(2)	1,104,500
658,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	640,582
125,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	107,023
1,500,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	1,053,750
		5,745,894
	Other Asset-Backed Securities - 7.7%
22,604	AASET Trust 3.84%, 05/15/2039(1)	21,360
	Aligned Data Centers Issuer LLC
500,000	6.35%, 10/15/2047(1)	504,273
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.3% - (continued)
	Other Asset-Backed Securities - 7.7% - (continued)
$ 245,000	6.50%, 11/16/2048(1)	$ 248,901
270,000	Apidos CLO XXXIII Ltd. 7.45%, 10/24/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	270,280
520,000	Apidos CLO XXXIV Ltd. 7.59%, 01/20/2035, 3 mo. USD Term SOFR + 2.31%(1)(2)	519,376
650,000	Atlas Senior Loan Fund X Ltd. 7.06%, 01/15/2031, 3 mo. USD Term SOFR + 1.76%(1)(2)	650,968
	Auxilior Term Funding LLC
320,000	5.70%, 02/15/2030(1)	323,878
230,000	6.05%, 06/17/2030(1)	234,522
925,000	Bain Capital Credit CLO Ltd. 7.69%, 10/23/2034, 3 mo. USD Term SOFR + 2.41%(1)(2)	925,831
260,000	Ballyrock CLO Ltd. 7.49%, 10/20/2031, 3 mo. USD Term SOFR + 2.21%(1)(2)	260,227
	Barings CLO Ltd.
1,000,000	7.44%, 07/20/2029, 3 mo. USD Term SOFR + 2.16%(1)(2)	999,582
1,250,000	7.56%, 10/15/2036, 3 mo. USD Term SOFR + 2.26%(1)(2)	1,249,120
775,000	BCRED BSL CLO Ltd. 7.29%, 10/20/2034, 3 mo. USD Term SOFR + 2.01%(1)(2)	775,942
	BlueMountain CLO Ltd.
2,000,000	7.22%, 07/30/2030, 3 mo. USD Term SOFR + 1.96%(1)(2)	2,004,538
1,200,000	7.28%, 08/15/2031, 3 mo. USD Term SOFR + 1.96%(1)(2)	1,202,269
1,400,000	BlueMountain CLO XXII Ltd. 7.06%, 07/15/2031, 3 mo. USD Term SOFR + 1.76%(1)(2)	1,401,896
965,000	Broad River BSL Funding CLO Ltd. 7.24%, 07/20/2034, 3 mo. USD Term SOFR + 1.96%(1)(2)	965,116
1,750,000	Buttermilk Park CLO Ltd. 6.90%, 10/15/2031, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,751,113
	Carlyle Global Market Strategies CLO Ltd.
560,000	7.13%, 07/20/2032, 3 mo. USD Term SOFR + 1.85%(1)(2)	561,042
1,000,000	7.35%, 04/17/2031, 3 mo. USD Term SOFR + 2.06%(1)(2)	994,820
143,642	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	129,318
	CIFC Funding Ltd.
785,000	7.13%, 07/16/2037, 3 mo. USD Term SOFR + 1.80%(1)(2)	787,923
1,200,000	7.34%, 10/22/2031, 3 mo. USD Term SOFR + 2.06%(1)(2)	1,203,164
835,000	7.54%, 10/20/2034, 3 mo. USD Term SOFR + 2.26%(1)(2)	836,240
1,257,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	1,259,456
400,000	Dewolf Park CLO Ltd. 7.41%, 10/15/2030, 3 mo. USD Term SOFR + 2.11%(1)(2)	399,604
705,000	DLLAD LLC 4.79%, 01/20/2028(1)	702,694
1,215,000	Dryden 85 CLO Ltd. 7.40%, 07/15/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,215,207
1,200,000	Dryden XXVI Senior Loan Fund 7.01%, 04/15/2029, 3 mo. USD Term SOFR + 1.71%(1)(2)	1,199,694
341,159	Home Partners of America Trust 2.30%, 12/17/2026(1)	317,077
185,074	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	163,974

134

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.3% - (continued)
	Other Asset-Backed Securities - 7.7% - (continued)
	Hotwire Funding LLC
$ 295,000	2.31%, 11/20/2051(1)	$ 274,873
480,000	5.69%, 05/20/2053(1)	485,910
	Kubota Credit Owner Trust
295,000	5.28%, 01/18/2028(1)	296,910
343,523	5.40%, 02/17/2026(1)	343,318
1,200,000	LCM XIV LP 7.12%, 07/20/2031, 3 mo. USD Term SOFR + 1.84%(1)(2)	1,201,566
931,334	LCM XXV Ltd. 7.84%, 07/20/2030, 3 mo. USD Term SOFR + 2.56%(1)(2)	935,087
1,750,000	Long Point Park CLO Ltd. 7.25%, 01/17/2030, 3 mo. USD Term SOFR + 1.96%(1)(2)	1,747,996
400,000	Magnetite XXVIII Ltd. 7.44%, 01/20/2035, 3 mo. USD Term SOFR + 2.16%(1)(2)	400,311
185,000	MMAF Equipment Finance LLC 4.95%, 07/14/2031(1)	185,610
117,251	Mosaic Solar Loan Trust 6.25%, 09/20/2049(1)	116,263
700,000	Neuberger Berman CLO XVI-S Ltd. 7.46%, 04/15/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	699,233
930,000	Neuberger Berman CLO XX Ltd. 7.46%, 07/15/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	932,677
1,250,000	Neuberger Berman Loan Advisers CLO 31 Ltd. 7.09%, 04/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	1,250,800
990,000	Neuberger Berman Loan Advisers CLO 38 Ltd. 7.54%, 10/20/2035, 3 mo. USD Term SOFR + 2.26%(1)(2)	988,841
1,250,000	Oaktree CLO Ltd. 7.21%, 07/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,253,890
1,215,000	OHA Credit Funding 7 Ltd. 7.33%, 02/24/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	1,217,419
211,591	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	194,183
49,628	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	49,327
1,200,000	Sound Point CLO VI-R Ltd. 7.34%, 10/20/2031, 3 mo. USD Term SOFR + 2.06%(1)(2)	1,201,742
2,340,000	Sound Point CLO XXVI Ltd. 7.19%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,344,483
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	586,958
100,000	1.89%, 08/25/2045(1)	95,760
285,000	5.90%, 07/25/2048(1)	287,845
95,000	5.90%, 03/25/2049(1)	96,494
102,841	Start II Ltd. 4.09%, 03/15/2044(1)	98,493
1,145,000	Vantage Data Centers Issuer LLC 6.32%, 03/16/2048(1)	1,159,495
	Voya CLO Ltd.
990,000	7.46%, 10/15/2030, 3 mo. USD Term SOFR + 2.16%(1)(2)	988,937
1,200,000	7.65%, 07/14/2031, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,198,682
1,000,000	Voya Ltd. 7.51%, 10/15/2030, 3 mo. USD Term SOFR + 2.21%(1)(2)	999,077
		45,711,585
	Whole Loan Collateral CMO - 1.8%
20,578	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	20,004
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.3% - (continued)
	Whole Loan Collateral CMO - 1.8% - (continued)
$ 169,513	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	$ 160,121
	Federal National Mortgage Association Connecticut Avenue Securities
1,250,000	10.85%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	1,308,600
1,400,000	11.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,478,750
1,225,000	11.35%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,296,209
1,400,000	11.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	1,477,000
1,350,000	12.35%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,480,788
1,200,000	13.00%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	1,309,500
	Flagstar Mortgage Trust
143,806	2.00%, 09/25/2041(1)(3)	124,025
68,895	4.00%, 05/25/2048(1)(3)	64,053
72,646	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	68,608
17,654	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	17,454
1,000,000	PRET LLC 5.19%, 10/25/2051(1)(3)	993,750
1,000,000	PRPM LLC 3.60%, 09/25/2026(1)(3)	975,491
	Towd Point Mortgage Trust
75,654	2.75%, 06/25/2057(1)(3)	72,671
20,376	3.00%, 01/25/2058(1)(3)	19,868
		10,866,892
	Total Asset & Commercial Mortgage-Backed Securities (cost $73,536,072)	$ 73,558,292
CONVERTIBLE BONDS - 5.8%
	Airlines - 0.0%
225,000	Southwest Airlines Co. 1.25%, 05/01/2025	$ 222,638
	Auto Manufacturers - 0.1%
350,000	Ford Motor Co. 0.00%, 03/15/2026(4)	339,325
450,000	Rivian Automotive, Inc. 3.63%, 10/15/2030(1)	435,656
		774,981
	Biotechnology - 0.3%
500,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	539,250
476,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	416,871
650,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	731,250
		1,687,371
	Commercial Services - 0.4%
	Alarm.com Holdings, Inc.
350,000	0.00%, 01/15/2026(4)	321,129
475,000	2.25%, 06/01/2029(1)	493,593
825,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	779,625
	Shift4 Payments, Inc.
325,000	0.00%, 12/15/2025(4)	351,325
400,000	0.50%, 08/01/2027	373,400
		2,319,072
	Electric - 1.0%
2,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	2,216,844
2,137,000	Duke Energy Corp. 4.13%, 04/15/2026	2,196,836

135

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.8% - (continued)
	Electric - 1.0% - (continued)
$ 839,000	PG&E Corp. 4.25%, 12/01/2027(1)	$ 865,428
475,000	Southern Co. 3.88%, 12/15/2025	502,313
		5,781,421
	Energy-Alternate Sources - 0.1%
650,000	Enphase Energy, Inc. 0.00%, 03/01/2028(4)	561,226
	Engineering & Construction - 0.6%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(5)	1,843,214
$ 1,427,000	Fluor Corp. 1.13%, 08/15/2029(1)	1,747,361
		3,590,575
	Entertainment - 0.2%
625,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(4)	526,478
600,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	679,680
		1,206,158
	Healthcare - Products - 0.6%
	Exact Sciences Corp.
2,200,000	0.38%, 03/01/2028	1,859,345
725,000	2.00%, 03/01/2030(1)	666,756
475,000	Insulet Corp. 0.38%, 09/01/2026	512,288
225,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	211,722
		3,250,111
	Home Builders - 0.1%
650,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	716,820
	Internet - 0.7%
325,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031(1)	326,759
2,100,000	Etsy, Inc. 0.25%, 06/15/2028	1,677,943
	Sea Ltd.
350,000	0.25%, 09/15/2026	308,175
75,000	2.38%, 12/01/2025	77,737
400,000	Snap, Inc. 0.13%, 03/01/2028	318,000
900,000	Uber Technologies, Inc. 0.88%, 12/01/2028(1)	1,003,050
500,000	Zillow Group, Inc. 1.38%, 09/01/2026	619,000
		4,330,664
	IT Services - 0.2%
675,000	Rapid7, Inc. 0.25%, 03/15/2027	600,305
350,000	Seagate HDD Cayman 3.50%, 06/01/2028(1)	474,600
75,000	Zscaler, Inc. 0.13%, 07/01/2025	95,677
		1,170,582
	Leisure Time - 0.1%
440,000	Carnival Corp. 5.75%, 12/01/2027	663,520
	Machinery-Diversified - 0.1%
550,000	Middleby Corp. 1.00%, 09/01/2025	621,225
	Miscellaneous Manufacturing - 0.1%
39,000	Axon Enterprise, Inc. 0.50%, 12/15/2027	54,686
575,000	John Bean Technologies Corp. 0.25%, 05/15/2026	528,138
		582,824
	Pharmaceuticals - 0.1%
525,000	Dexcom, Inc. 0.38%, 05/15/2028	457,245
	Real Estate Investment Trusts - 0.3%
200,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	263,700
	Rexford Industrial Realty LP
400,000	4.13%, 03/15/2029(1)	406,600
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.8% - (continued)
	Real Estate Investment Trusts - 0.3% - (continued)
$ 400,000	4.38%, 03/15/2027(1)	$ 405,200
625,000	Welltower OP LLC 2.75%, 05/15/2028(1)	765,875
		1,841,375
	Semiconductors - 0.2%
550,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	551,760
550,000	ON Semiconductor Corp. 0.50%, 03/01/2029	567,031
		1,118,791
	Software - 0.6%
2,400,000	Bentley Systems, Inc. 0.38%, 07/01/2027	2,154,081
75,000	Bill Holdings, Inc. 0.00%, 12/01/2025(4)	69,675
425,000	Datadog, Inc. 0.13%, 06/15/2025	563,550
775,000	Dayforce, Inc. 0.25%, 03/15/2026	715,325
125,000	MongoDB, Inc. 0.25%, 01/15/2026	165,750
		3,668,381
	Total Convertible Bonds (cost $35,465,882)	$ 34,564,980
CORPORATE BONDS - 31.0%
	Aerospace/Defense - 0.2%
200,000	BAE Systems PLC 5.25%, 03/26/2031(1)	$ 203,040
598,000	HEICO Corp. 5.35%, 08/01/2033	604,212
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	127,158
		934,410
	Agriculture - 0.3%
270,000	Kernel Holding SA 6.50%, 10/17/2024(5)	247,050
	Philip Morris International, Inc.
770,000	5.13%, 02/15/2030	780,080
858,000	5.25%, 02/13/2034	861,701
		1,888,831
	Airlines - 0.0%
34,281	United Airlines Pass-Through Trust 4.60%, 09/01/2027	33,696
	Apparel - 0.0%
250,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	264,615
	Auto Manufacturers - 0.0%
115,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(6)(7)	109,098
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
311,000	4.38%, 04/15/2038	289,243
575,000	5.55%, 01/23/2049	589,477
	Coca-Cola Consolidated, Inc.
446,000	5.25%, 06/01/2029	454,686
130,000	5.45%, 06/01/2034	133,788
		1,467,194
	Biotechnology - 0.1%
180,000	Amgen, Inc. 5.25%, 03/02/2030	184,167
	Royalty Pharma PLC
456,000	3.30%, 09/02/2040	337,830
45,000	5.90%, 09/02/2054	44,640
		566,637
	Chemicals - 0.7%
95,000	Avient Corp. 7.13%, 08/01/2030(1)	97,495
240,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(1)	251,354
975,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(5)	843,332

136

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Chemicals - 0.7% - (continued)
$ 860,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	$ 881,138
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)(8)	709,101
105,000	Nutrien Ltd. 4.90%, 03/27/2028	105,048
	OCP SA
400,000	7.50%, 05/02/2054(5)	413,500
200,000	7.50%, 05/02/2054(1)	206,750
475,000	Sasol Financing USA LLC 5.50%, 03/18/2031	411,958
		3,919,676
	Commercial Banks - 6.2%
610,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(6)	622,780
	Banca Monte dei Paschi di Siena SpA
EUR 370,000	4.75%, 03/15/2029, (4.75% fixed rate until 03/15/2028; 3 mo. EURIBOR + 2.05% thereafter)(5)(6)	407,618
370,000	7.71%, 01/18/2028, (7.71% fixed rate until 01/18/2027; 5 yr. EURIBOR ICE Swap + 5.01% thereafter)(5)(6)	429,996
1,970,000	Banca Transilvania SA 7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(5)(6)	2,234,583
$ 200,000	Banco Santander SA 5.37%, 07/15/2028, (5.37% fixed rate until 07/15/2027; 1 yr. USD CMT + 0.95% thereafter)(6)	201,558
	Bank of America Corp.
175,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	146,485
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(6)	433,273
428,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	442,060
EUR 400,000	Bank of Cyprus PCL 5.00%, 05/02/2029, (5.00% fixed rate until 05/02/2028; 3 mo. EURIBOR + 1.97% thereafter)(5)(6)	438,474
$ 180,000	Bank of New York Mellon Corp. 4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	181,543
	Bank of Nova Scotia
266,000	8.00%, 01/27/2084, (8.00% fixed rate until 01/27/2029; 5 yr. USD CMT + 4.02% thereafter)(6)	278,595
113,000	8.21%, 10/12/2024, 3 mo. USD Term SOFR + 2.91%(3)(7)	111,116
565,000	Barclays PLC 6.22%, 05/09/2034, (6.22% fixed rate until 05/09/2033; 6 mo. USD SOFR + 2.98% thereafter)(6)	592,562
790,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(5)(6)	834,328
	BNP Paribas SA
240,000	4.63%, 02/25/2031, (4.63% fixed rate until 02/25/2031; 5 yr. USD CMT + 3.34% thereafter)(1)(6)(7)	201,006
375,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	391,712
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Commercial Banks - 6.2% - (continued)
$ 250,000	BPCE SA 5.28%, 05/30/2029(1)	$ 252,897
	CaixaBank SA
330,000	5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(6)	335,260
200,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(6)	205,309
200,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(6)	216,606
EUR 200,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(5)(6)(7)	227,901
$ 330,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	333,298
	Citigroup, Inc.
232,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(6)(7)	222,032
1,400,000	5.30%, 05/06/2044	1,346,703
220,000	7.00%, 08/15/2034, (7.00% fixed rate until 08/15/2034; 10 yr. USD CMT + 2.76% thereafter)(6)(7)	222,824
161,000	7.38%, 05/15/2028, (7.38% fixed rate until 05/15/2028; 5 yr. USD CMT + 3.21% thereafter)(6)(7)	164,939
	Citizens Financial Group, Inc.
113,000	5.65%, 10/06/2025, (5.65% fixed rate until 10/06/2025; 5 yr. USD CMT + 5.31% thereafter)(6)(7)	110,844
110,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	111,493
640,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)(8)	654,518
EUR 300,000	Crelan SA 5.25%, 01/23/2032, (5.25% fixed rate until 01/23/2031; 1 yr. EURIBOR ICE Swap + 2.75% thereafter)(5)(6)	346,261
	Danske Bank AS
$ 805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	771,497
410,000	4.38%, 05/18/2026, (4.38% fixed rate until 05/18/2026; 5 yr. USD CMT + 3.39% thereafter)(5)(6)(7)	386,425
EUR 210,000	4.63%, 05/14/2034, (4.63% fixed rate until 02/14/2029; 5 yr. EURIBOR ICE Swap + 1.95% thereafter)(5)(6)	233,207
$ 200,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	203,903
400,000	6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	404,274
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	752,824
	Deutsche Bank AG
EUR 200,000	1.38%, 02/17/2032, (1.38% fixed rate until 02/17/2031; 3 mo. EURIBOR + 1.50% thereafter)(5)(6)	184,281
$ 150,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(6)	143,591

137

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Commercial Banks - 6.2% - (continued)
$ 200,000	6.00%, 10/30/2025, (6.00% fixed rate until 10/30/2025; 5 yr. USD CMT + 4.52% thereafter)(6)(7)	$ 191,648
EUR 200,000	10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(5)(6)(7)	236,201
$ 140,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(6)	141,815
	Goldman Sachs Group, Inc.
495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.80% thereafter)(6)	466,218
77,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(6)(7)	80,765
815,000	Golomt Bank 11.00%, 05/20/2027(5)	816,222
EUR 300,000	Hellenic Bank PCL 10.25%, 06/14/2033, (10.25% fixed rate until 03/14/2028; 5 yr. EUR Swap + 6.85% thereafter)(5)(6)	377,909
	HSBC Holdings PLC
$ 370,000	7.39%, 11/03/2028, (7.39% fixed rate until 11/03/2027; 6 mo. USD SOFR + 3.35% thereafter)(6)	395,020
340,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(6)	376,547
	Intesa Sanpaolo SpA
310,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(6)	267,729
200,000	6.63%, 06/20/2033(1)	211,198
200,000	7.80%, 11/28/2053(1)	226,393
	JP Morgan Chase & Co.
140,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	120,407
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(6)	80,484
299,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(6)	295,428
EUR 200,000	Jyske Bank AS 7.00%, 08/13/2030, (7.00% fixed rate until 08/13/2030; 5 yr. EURIBOR ICE Swap + 4.46% thereafter)(5)(6)(7)	222,734
$ 200,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	204,210
	mBank SA
EUR 800,000	0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(5)(6)	794,527
1,200,000	8.38%, 09/11/2027, (8.38% fixed rate until 09/11/2026; 3 mo. EURIBOR + 4.90% thereafter)(5)(6)	1,383,273
	Morgan Stanley
$ 1,270,000	5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(6)	1,270,112
175,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(6)	177,420
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Commercial Banks - 6.2% - (continued)
$ 529,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(6)	$ 538,702
	Nova Ljubljanska Banka DD
EUR 1,400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(5)(6)	1,587,491
200,000	7.13%, 06/27/2027, (7.13% fixed rate until 06/27/2026; 1 yr. EUR Swap + 3.61% thereafter)(5)(6)	227,712
$ 700,000	OTP Bank Nyrt 8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(5)(6)	733,023
EUR 200,000	Piraeus Financial Holdings SA 8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(5)(6)(7)	220,552
	Societe Generale SA
100,000	4.88%, 11/21/2031, (4.88% fixed rate until 11/21/2030; 3 mo. EURIBOR + 1.90% thereafter)(5)(6)	113,711
$ 460,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(6)(7)	485,729
EUR 1,000,000	Tatra Banka AS 4.97%, 04/29/2030, (4.97% fixed rate until 04/29/2029; 3 mo. EURIBOR + 2.10% thereafter)(5)(6)	1,108,386
$ 750,000	U.S. Bancorp 6.79%, 10/26/2027, (6.79% fixed rate until 10/26/2026; 6 mo. USD SOFR + 1.88% thereafter)(6)	778,331
	UBS AG
465,000	5.65%, 09/11/2028	480,151
627,000	7.50%, 02/15/2028	678,033
	UBS Group AG
250,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(6)	231,979
1,050,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	915,117
740,000	5.96%, 01/12/2034, (5.96% fixed rate until 01/12/2033; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	767,940
200,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(6)	212,134
250,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(6)	307,345
325,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(5)(6)(7)	368,095
242,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(6)(7)	274,089
GBP 380,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(5)(6)(7)	552,269
	Wells Fargo & Co.
$ 174,000	3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(6)(7)	166,271

138

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Commercial Banks - 6.2% - (continued)
$ 375,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(6)	$ 331,459
1,420,000	5.38%, 11/02/2043	1,367,689
410,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	430,482
		36,991,526
	Commercial Services - 0.7%
	Ashtead Capital, Inc.
557,000	2.45%, 08/12/2031(1)	461,432
260,000	4.25%, 11/01/2029(1)	247,197
400,000	5.50%, 08/11/2032(1)	398,495
200,000	5.95%, 10/15/2033(1)	204,757
800,000	Block, Inc. 6.50%, 05/15/2032(1)	813,285
175,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	177,139
	ERAC USA Finance LLC
330,000	4.90%, 05/01/2033(1)	327,987
215,000	5.20%, 10/30/2034(1)	217,312
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	77,653
	TriNet Group, Inc.
540,000	3.50%, 03/01/2029(1)	489,282
300,000	7.13%, 08/15/2031(1)	308,659
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	139,969
55,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	57,360
520,000	Williams Scotsman, Inc. 7.38%, 10/01/2031(1)	540,689
		4,461,216
	Construction Materials - 0.5%
126,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)	107,775
795,000	Eagle Materials, Inc. 2.50%, 07/01/2031	682,071
345,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	350,034
410,000	Owens Corning 3.50%, 02/15/2030(1)	379,254
480,000	Sisecam U.K. PLC 8.63%, 05/02/2032(5)	489,341
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	893,840
95,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	96,288
84,000	Wilsonart LLC 11.00%, 08/15/2032(1)	82,505
		3,081,108
	Distribution/Wholesale - 0.2%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	640,522
250,000	LKQ Corp. 5.75%, 06/15/2028	255,156
		895,678
	Diversified Financial Services - 2.2%
100,000	AGFC Capital Trust I 7.31%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(3)	65,144
121,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(6)(7)	111,117
113,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(6)(7)	109,814
	American Express Co.
238,000	3.55%, 09/15/2026, (3.55% fixed rate until 09/15/2026; 5 yr. USD CMT + 2.85% thereafter)(6)(7)	222,191
406,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(6)	405,338
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Diversified Financial Services - 2.2% - (continued)
$ 40,000	6.49%, 10/30/2031, (6.49% fixed rate until 10/30/2030; 6 mo. USD SOFR + 1.94% thereafter)(6)	$ 43,346
177,000	Ares Finance Co. III LLC 4.13%, 06/30/2051, (4.13% fixed rate until 06/30/2026; 5 yr. USD CMT + 3.24% thereafter)(1)(6)	165,283
	Aviation Capital Group LLC
435,000	1.95%, 09/20/2026(1)	405,948
1,250,000	3.50%, 11/01/2027(1)	1,184,581
1,035,000	5.38%, 07/15/2029(1)	1,036,659
401,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	429,878
775,000	Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 04/15/2050	544,003
	Capital One Financial Corp.
285,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	287,202
95,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(6)	96,682
125,000	5.88%, 07/26/2035, (5.88% fixed rate until 07/26/2034; 6 mo. USD SOFR + 1.99% thereafter)(6)	126,335
220,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	227,795
135,000	7.15%, 10/29/2027, (7.15% fixed rate until 10/29/2026; 6 mo. USD SOFR + 2.44% thereafter)(6)	140,573
22,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	24,512
990,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(6)(7)	924,565
	Discover Financial Services
220,000	6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(6)(7)	218,284
640,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	734,790
	Freedom Mortgage Holdings LLC
220,000	9.13%, 05/15/2031(1)	215,875
525,000	9.25%, 02/01/2029(1)	528,779
775,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	820,205
785,000	goeasy Ltd. 7.63%, 07/01/2029(1)	802,924
	Intercontinental Exchange, Inc.
170,000	3.63%, 09/01/2028(1)	161,992
545,000	4.00%, 09/15/2027	532,596
218,000	4.35%, 06/15/2029	213,511
563,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	543,079
	Nasdaq, Inc.
45,000	5.95%, 08/15/2053	46,671
40,000	6.10%, 06/28/2063	41,929
750,000	OneMain Finance Corp. 7.88%, 03/15/2030	781,881
270,000	PennyMac Financial Services, Inc. 7.13%, 11/15/2030(1)	272,070
675,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	664,403
		13,129,955

139

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Electric - 3.1%
$ 420,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(5)	$ 368,501
330,000	AES Andes SA 6.35%, 10/07/2079, (6.35% fixed rate until 01/07/2025; 5 yr. USD CMT + 4.92% thereafter)(5)(6)	325,848
376,401	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(5)	332,174
385,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(5)	405,644
EUR 865,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(5)	841,491
$ 275,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	245,155
264,000	CMS Energy Corp. 3.75%, 12/01/2050, (3.75% fixed rate until 09/01/2030; 5 yr. USD CMT + 2.90% thereafter)(6)	221,614
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	93,896
156,000	6.63%, 02/01/2032	172,482
	Dominion Energy, Inc.
116,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(6)(7)	110,063
106,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(6)	109,816
340,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(6)	357,631
255,000	Duke Energy Progress LLC 5.25%, 03/15/2033	260,439
	Edison International
1,647,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(6)(7)	1,609,012
80,000	6.95%, 11/15/2029	86,356
	Emera U.S. Finance LP
230,000	2.64%, 06/15/2031	194,511
66,000	4.75%, 06/15/2046	55,348
334,000	Emera, Inc. 6.75%, 06/15/2076	332,011
218,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(1)(6)	221,255
180,000	Eversource Energy 5.45%, 03/01/2028	182,672
575,000	Exelon Corp. 5.10%, 06/15/2045	534,662
265,000	FirstEnergy Corp. 3.90%, 07/15/2027	256,840
	FirstEnergy Pennsylvania Electric Co.
66,000	3.60%, 06/01/2029(1)	62,395
750,000	4.15%, 04/15/2025(1)	740,846
15,000	5.15%, 03/30/2026(1)	14,985
20,000	5.20%, 04/01/2028(1)	20,196
335,000	Florida Power & Light Co. 5.10%, 04/01/2033	340,256
1,336,000	Georgia Power Co. 4.70%, 05/15/2032	1,318,307
775,000	ITC Holdings Corp. 5.40%, 06/01/2033(1)	779,884
110,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	110,431
	Pacific Gas & Electric Co.
275,000	3.30%, 12/01/2027	259,527
610,200	4.50%, 07/01/2040	517,044
505,000	5.90%, 06/15/2032	517,180
361,000	6.75%, 01/15/2053	385,973
	Public Service Enterprise Group, Inc.
230,000	5.20%, 04/01/2029	233,208
130,000	5.45%, 04/01/2034	131,773
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Electric - 3.1% - (continued)
$ 153,000	San Diego Gas & Electric Co. 3.70%, 03/15/2052	$ 114,402
	SCE Recovery Funding LLC
108,146	0.86%, 11/15/2033	92,419
65,000	1.94%, 05/15/2040	47,698
35,000	2.51%, 11/15/2043	24,644
295,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(6)	271,676
	Southern California Edison Co.
317,000	5.88%, 12/01/2053	324,996
975,000	5.95%, 11/01/2032	1,028,942
344,000	Southern Co. 4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 yr. USD CMT + 3.73% thereafter)(6)	333,712
836,500	Termocandelaria Power Ltd. 7.88%, 01/30/2029(5)	837,336
362,212	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	355,097
485,000	Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025(1)	478,103
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	70,059
1,951,250	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(5)	1,925,045
		18,653,555
	Electronics - 0.1%
400,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	376,211
441,000	Vontier Corp. 1.80%, 04/01/2026	416,102
		792,313
	Energy-Alternate Sources - 0.4%
430,000	Energo-Pro AS 11.00%, 11/02/2028(5)	460,044
1,560,000	FS Luxembourg SARL 8.88%, 02/12/2031(5)	1,530,837
575,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	533,535
		2,524,416
	Engineering & Construction - 0.2%
925,000	IHS Holding Ltd. 6.25%, 11/29/2028(5)	824,305
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	294,531
		1,118,836
	Entertainment - 0.2%
260,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(1)	263,171
920,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(5)	827,392
		1,090,563
	Environmental Control - 0.4%
	Clean Harbors, Inc.
406,000	5.13%, 07/15/2029(1)	393,149
70,000	6.38%, 02/01/2031(1)	70,797
990,000	Republic Services, Inc. 5.00%, 04/01/2034	990,908
775,000	Waste Management, Inc. 4.88%, 02/15/2034	774,993
		2,229,847
	Food - 0.3%
770,000	Minerva Luxembourg SA 8.88%, 09/13/2033(5)	811,969
265,000	Post Holdings, Inc. 6.25%, 02/15/2032(1)	268,321
517,000	Tyson Foods, Inc. 5.70%, 03/15/2034	527,245
		1,607,535
	Food Service - 0.3%
EUR 1,605,000	Elior Group SA 3.75%, 07/15/2026(5)	1,699,865

140

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Gas - 0.3%
$ 125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	$ 118,077
115,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	115,791
765,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	783,322
585,000	Sempra Infrastructure Partners LP 3.25%, 01/15/2032(1)	492,859
200,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	208,805
		1,718,854
	Healthcare - Products - 0.1%
370,000	Smith & Nephew PLC 5.40%, 03/20/2034	372,657
	Healthcare - Services - 0.7%
	Centene Corp.
450,000	2.45%, 07/15/2028	405,441
245,000	4.25%, 12/15/2027	237,106
214,000	Dignity Health 3.81%, 11/01/2024	212,860
	HCA, Inc.
110,000	5.45%, 04/01/2031	111,792
1,000,000	5.50%, 06/15/2047	950,314
410,000	Icon Investments Six DAC 6.00%, 05/08/2034	426,030
775,000	IQVIA, Inc. 5.70%, 05/15/2028	791,539
248,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033	251,735
75,000	Sutter Health 2.29%, 08/15/2030	65,507
145,000	Toledo Hospital 5.75%, 11/15/2038	145,083
	UnitedHealth Group, Inc.
5,000	3.85%, 06/15/2028	4,870
25,000	4.75%, 05/15/2052	22,527
280,000	5.50%, 07/15/2044	281,817
186,000	5.63%, 07/15/2054	189,835
145,000	5.75%, 07/15/2064	148,301
		4,244,757
	Home Builders - 0.1%
480,000	Meritage Homes Corp. 3.88%, 04/15/2029(1)	450,694
205,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	213,205
		663,899
	Insurance - 1.6%
EUR 170,000	Achmea BV 5.63%, 11/02/2044, (5.63% fixed rate until 05/02/2034; 5 yr. EURIBOR ICE Swap + 3.85% thereafter)(5)(6)	190,889
$ 980,000	Acrisure LLC/Acrisure Finance, Inc. 8.50%, 06/15/2029(1)	1,004,550
144,000	American International Group, Inc. 3.40%, 06/30/2030	132,759
200,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	201,518
	Athene Global Funding
370,000	1.61%, 06/29/2026(1)	346,828
800,000	2.50%, 03/24/2028(1)	727,062
410,000	5.35%, 07/09/2027(1)	412,772
350,000	5.53%, 07/11/2031(1)	353,684
285,000	5.58%, 01/09/2029(1)	289,986
444,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	450,847
315,000	CNO Global Funding 5.88%, 06/04/2027(1)	319,493
517,000	Corebridge Financial, Inc. 4.35%, 04/05/2042	438,858
70,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	72,321
100,000	Enstar Finance LLC 5.50%, 01/15/2042, (5.50% fixed rate until 01/15/2027; 5 yr. USD CMT + 4.01% thereafter)(6)	89,339
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Insurance - 1.6% - (continued)
$ 350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	$ 315,249
747,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	684,259
325,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	329,672
	Global Atlantic Fin Co.
411,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(6)	384,980
163,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(6)	165,368
	HUB International Ltd.
160,000	5.63%, 12/01/2029(1)	153,650
500,000	7.25%, 06/15/2030(1)	515,643
385,000	Intact Financial Corp. 5.46%, 09/22/2032(1)(8)	387,918
178,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(6)	166,505
	Lincoln National Corp.
135,000	7.95%, 05/17/2066, 3 mo. USD Term SOFR + 2.62%(2)	109,300
200,000	9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(6)(7)	215,760
150,000	Met Tower Global Funding 5.25%, 04/12/2029(1)	152,967
230,000	RGA Global Funding 5.45%, 05/24/2029(1)	234,747
675,000	Unum Group 5.75%, 08/15/2042	662,489
		9,509,413
	Internet - 0.2%
277,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	293,116
840,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	810,166
		1,103,282
	Investment Company Security - 0.1%
315,000	Abu Dhabi Developmental Holding Co. PJSC 5.38%, 05/08/2029(1)	321,722
	Iron/Steel - 0.1%
525,000	CSN Resources SA 4.63%, 06/10/2031(5)	418,573
	IT Services - 0.2%
	Booz Allen Hamilton, Inc.
475,000	3.88%, 09/01/2028(1)	450,098
70,000	5.95%, 08/04/2033	72,901
766,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	788,757
		1,311,756
	Leisure Time - 0.1%
85,000	Carnival Corp. 7.00%, 08/15/2029(1)	88,685
115,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	109,211
460,000	Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(1)	486,709
		684,605
	Lodging - 0.4%
200,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	192,372

141

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Lodging - 0.4% - (continued)
$ 1,775,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	$ 1,581,536
860,000	Wynn Macau Ltd. 5.50%, 10/01/2027(1)	820,867
		2,594,775
	Machinery-Diversified - 0.1%
680,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	698,596
	Media - 0.6%
950,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	895,053
	Comcast Corp.
593,000	3.25%, 11/01/2039	467,100
780,000	4.80%, 05/15/2033(8)	773,435
1,000,000	Paramount Global 5.85%, 09/01/2043	822,391
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	78,080
60,000	7.30%, 07/01/2038	62,290
250,000	Videotron Ltd. 3.63%, 06/15/2029(1)	232,257
		3,330,606
	Mining - 0.7%
415,000	First Quantum Minerals Ltd. 8.63%, 06/01/2031(1)	412,942
	Glencore Funding LLC
80,000	5.89%, 04/04/2054(1)	78,022
911,000	6.38%, 10/06/2030(1)	965,013
1,000,000	Stillwater Mining Co. 4.50%, 11/16/2029(5)	829,000
1,670,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(5)	1,713,797
		3,998,774
	Oil & Gas - 1.9%
1,760,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,642,975
485,000	BP Capital Markets America, Inc. 5.23%, 11/17/2034	491,221
100,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	106,458
	Diamondback Energy, Inc.
95,000	4.25%, 03/15/2052	75,391
15,000	5.90%, 04/18/2064	14,868
185,000	Ecopetrol SA 8.38%, 01/19/2036	184,088
	Energean Israel Finance Ltd.
1,690,000	5.88%, 03/30/2031(5)	1,445,481
1,590,000	8.50%, 09/30/2033(5)	1,516,939
200,000	Eni SpA 5.95%, 05/15/2054(1)	201,947
	Equinor ASA
35,000	2.88%, 04/06/2025	34,455
560,000	3.00%, 04/06/2027	538,206
1,225,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(5)	1,098,551
615,000	Permian Resources Operating LLC 7.00%, 01/15/2032(1)	636,607
510,000	Petroleos Mexicanos 5.95%, 01/28/2031	420,841
305,000	Saudi Arabian Oil Co. 5.25%, 07/17/2034(1)	306,326
800,000	Sunoco LP 7.25%, 05/01/2032(1)	831,912
425,000	Tullow Oil PLC 10.25%, 05/15/2026(5)	410,361
	Var Energi ASA
445,000	7.50%, 01/15/2028(1)	471,909
200,000	8.00%, 11/15/2032(1)	227,983
	Vital Energy, Inc.
160,000	7.88%, 04/15/2032(1)	162,721
120,000	9.75%, 10/15/2030	131,208
455,000	YPF SA 6.95%, 07/21/2027(5)	419,289
		11,369,737
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Packaging & Containers - 0.3%
	Berry Global, Inc.
$ 275,000	5.50%, 04/15/2028	$ 277,845
500,000	5.65%, 01/15/2034(1)	500,054
329,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	322,915
	Graphic Packaging International LLC
340,000	3.50%, 03/01/2029(1)	309,372
530,000	6.38%, 07/15/2032(1)	536,019
		1,946,205
	Pharmaceuticals - 0.2%
600,000	AbbVie, Inc. 4.75%, 03/15/2045	557,236
EUR 350,000	Teva Pharmaceutical Finance Netherlands II BV 4.38%, 05/09/2030	372,401
$ 360,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	348,874
		1,278,511
	Pipelines - 1.7%
1,020,000	AI Candelaria Spain SA 5.75%, 06/15/2033(5)	831,942
70,000	Columbia Pipelines Holding Co. LLC 5.68%, 01/15/2034(1)	70,454
	Columbia Pipelines Operating Co. LLC
90,000	5.93%, 08/15/2030(1)	93,574
174,000	6.50%, 08/15/2043(1)	185,673
	Enbridge, Inc.
382,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(6)	362,269
55,000	5.95%, 04/05/2054	55,710
80,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(6)	81,247
102,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(6)	111,551
	Energy Transfer LP
1,200,000	4.40%, 03/15/2027	1,183,607
1,125,000	4.75%, 01/15/2026	1,119,273
155,000	4.95%, 06/15/2028	155,105
385,000	5.00%, 05/15/2050	334,580
1,100,000	5.25%, 04/15/2029	1,113,014
30,000	5.55%, 05/15/2034	30,259
103,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(6)	109,456
405,200	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	350,231
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	249,513
40,000	3.45%, 10/15/2027(1)	38,126
	Greensaif Pipelines Bidco SARL
210,000	5.85%, 02/23/2036(1)	210,892
340,000	6.10%, 08/23/2042(1)	339,647
230,000	MPLX LP 5.50%, 06/01/2034	230,832
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,149,343
	Transcanada Trust
354,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(6)	327,833
111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD LIBOR + 4.64% thereafter)(6)(9)	108,474
	Venture Global Calcasieu Pass LLC
235,000	3.88%, 08/15/2029(1)	217,220
360,000	6.25%, 01/15/2030(1)	369,561

142

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Pipelines - 1.7% - (continued)
$ 75,000	Western Midstream Operating LP 6.15%, 04/01/2033	$ 77,931
	Whistler Pipeline LLC
65,000	5.40%, 09/30/2029(1)	65,424
70,000	5.70%, 09/30/2031(1)	71,050
760,000	Williams Cos., Inc. 5.65%, 03/15/2033	782,287
		10,426,078
	Real Estate - 0.2%
	Canary Wharf Group Investment Holdings PLC
EUR 250,000	1.75%, 04/07/2026(5)	242,635
GBP 250,000	2.63%, 04/23/2025(5)	305,238
EUR 730,000	Samhallsbyggnadsbolaget i Norden AB 3.00%, 01/14/2025(5)	733,791
		1,281,664
	Real Estate Investment Trusts - 1.8%
$ 765,000	American Tower Corp. 5.65%, 03/15/2033	786,291
635,000	American Tower Trust I 5.49%, 03/15/2053(1)	644,319
475,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	504,466
	Brixmor Operating Partnership LP
285,000	4.05%, 07/01/2030	269,790
440,000	4.13%, 05/15/2029	421,958
	Extra Space Storage LP
110,000	5.50%, 07/01/2030	112,729
220,000	5.90%, 01/15/2031	228,515
	GLP Capital LP/GLP Financing II, Inc.
750,000	4.00%, 01/15/2030	699,720
621,000	6.75%, 12/01/2033	665,810
358,000	Kite Realty Group LP 5.50%, 03/01/2034	358,243
649,000	LXP Industrial Trust 6.75%, 11/15/2028	680,622
295,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 02/01/2030(1)	300,421
1,915,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	1,942,960
	SBA Tower Trust
100,000	1.63%, 05/15/2051(1)	91,986
100,000	1.88%, 07/15/2050(1)	95,135
215,000	2.84%, 01/15/2050(1)	211,965
815,000	Trust Fibra Uno 7.38%, 02/13/2034(5)	812,914
1,280,000	VICI Properties LP 4.95%, 02/15/2030	1,253,745
440,000	VICI Properties LP/VICI Note Co., Inc. 5.75%, 02/01/2027(1)	442,958
	WEA Finance LLC
40,000	2.88%, 01/15/2027(1)	37,568
85,000	3.50%, 06/15/2029(1)	77,725
		10,639,840
	Retail - 0.6%
	AutoZone, Inc.
45,000	5.10%, 07/15/2029	45,391
105,000	6.25%, 11/01/2028	110,778
340,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(10)	328,444
785,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	821,193
775,000	Dollar General Corp. 4.63%, 11/01/2027	766,681
800,000	Dollar Tree, Inc. 4.20%, 05/15/2028	778,993
371,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	332,453
EUR 275,000	Goldstory SAS 6.75%, 02/01/2030(5)	297,991
$ 140,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	111,300
169,000	Staples, Inc. 10.75%, 09/01/2029(1)	163,770
		3,756,994
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Semiconductors - 0.4%
	Broadcom, Inc.
$ 695,000	3.47%, 04/15/2034(1)	$ 604,763
175,000	5.05%, 07/12/2029	176,617
	Foundry JV Holdco LLC
543,000	6.15%, 01/25/2032(1)	565,786
600,000	6.25%, 01/25/2035(1)	628,309
268,000	6.40%, 01/25/2038(1)	283,340
180,000	Intel Corp. 5.60%, 02/21/2054	178,138
		2,436,953
	Software - 0.6%
	Constellation Software, Inc.
55,000	5.16%, 02/16/2029(1)(8)	55,769
712,000	5.46%, 02/16/2034(1)	726,558
540,000	Fidelity National Information Services, Inc. 5.10%, 07/15/2032	543,662
	Oracle Corp.
585,000	2.88%, 03/25/2031	515,980
240,000	2.95%, 04/01/2030	217,278
70,000	3.60%, 04/01/2050	50,079
847,000	3.65%, 03/25/2041	663,094
325,000	5.55%, 02/06/2053	314,678
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	582,344
		3,669,442
	Sovereign - 0.0%
110,000	CoBank ACB 6.25%, 10/01/2026, (6.25% fixed rate until 10/01/2026; 3 mo. USD LIBOR + 4.66% thereafter)(6)(7)(9)	108,686
	Telecommunications - 1.3%
	AT&T, Inc.
11,000	3.65%, 06/01/2051	7,947
24,000	3.85%, 06/01/2060	17,224
428,000	4.30%, 12/15/2042	364,267
415,000	4.75%, 05/15/2046	368,933
730,000	Axian Telecom 7.38%, 02/16/2027(5)	721,970
345,000	Iliad Holding SASU 8.50%, 04/15/2031(1)	358,547
750,000	Juniper Networks, Inc. 1.20%, 12/10/2025	710,243
EUR 600,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(5)	672,110
$ 470,000	Millicom International Cellular SA 4.50%, 04/27/2031(5)	412,561
875,000	Motorola Solutions, Inc. 5.60%, 06/01/2032	898,792
425,000	NBN Co. Ltd. 1.63%, 01/08/2027(1)	394,566
250,000	Silknet JSC 8.38%, 01/31/2027(5)	248,125
156,563	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	156,044
	T-Mobile USA, Inc.
290,000	2.88%, 02/15/2031	255,959
775,000	4.50%, 04/15/2050	660,789
1,040,000	VEON Holdings BV 3.38%, 11/25/2027(5)	844,480
	Verizon Communications, Inc.
115,000	2.88%, 11/20/2050	74,129
185,000	2.99%, 10/30/2056	116,025
123,000	3.00%, 11/20/2060	75,757
280,000	VTR Comunicaciones SpA 5.13%, 01/15/2028(5)	253,705
		7,612,173
	Trucking & Leasing - 0.3%
580,000	DAE Funding LLC 1.55%, 08/01/2024(1)	580,000
125,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.88%, 11/15/2027(1)	128,190
800,000	SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(1)	807,374
		1,515,564

143

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Water - 0.1%
$ 475,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	$ 501,094
	Total Corporate Bonds (cost $188,577,922)	$ 184,975,780
FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
	Benin - 0.1%
770,000	Benin Government International Bonds 7.96%, 02/13/2038(5)	$ 717,063
	Bermuda - 0.0%
200,000	Bermuda Government International Bonds 3.38%, 08/20/2050(5)	138,900
	Brazil - 0.3%
BRL 9,108,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	1,476,588
	Colombia - 0.3%
$ 2,330,000	Colombia Government International Bonds 5.00%, 06/15/2045	1,660,305
	Czech Republic - 0.1%
CZK 18,310,000	Czech Republic Government Bonds 2.50%, 08/25/2028(5)	748,128
	Gabon - 0.1%
$ 820,000	Gabon Government International Bonds 6.95%, 06/16/2025(5)	738,918
	Hungary - 0.1%
HUF 309,740,000	Hungary Government Bonds 3.00%, 08/21/2030	723,963
	Israel - 0.2%
	Israel Government International Bonds
$ 375,000	5.38%, 03/12/2029	373,583
585,000	5.75%, 03/12/2054	542,435
		916,018
	Ivory Coast - 0.3%
EUR 1,580,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(5)	1,447,143
	Mexico - 0.1%
$ 335,000	Mexico Government International Bonds 6.40%, 05/07/2054	324,077
	North Macedonia - 0.2%
EUR 1,130,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(5)	1,270,002
	Poland - 0.1%
PLN 3,040,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	741,351
	Romania - 0.4%
	Romania Government International Bonds
EUR 510,000	2.88%, 04/13/2042(5)	370,964
1,000,000	5.38%, 03/22/2031(5)	1,093,181
1,050,000	5.63%, 05/30/2037(5)	1,108,621
		2,572,766
	South Africa - 0.1%
ZAR 14,564,000	Republic of South Africa Government Bonds 8.00%, 01/31/2030	751,970
	Total Foreign Government Obligations (cost $14,267,136)	$ 14,227,192
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8%
	Airport - 0.0%
	Dallas Fort Worth International Airport, TX, Rev
$ 15,000	4.09%, 11/01/2051	$ 12,934
25,000	4.51%, 11/01/2051	23,031
80,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	55,528
		91,493
	General - 0.1%
19,406	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	21,785
80,000	Kansas Dev Finance Auth, KS, Rev, (AGM) 5.37%, 05/01/2026	80,329
575,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	622,155
		724,269
	General Obligation - 0.3%
611,765	State of Illinois, IL, GO 5.10%, 06/01/2033	609,252
1,350,000	Town of Andover, MA, GO 2.62%, 11/01/2036	1,105,151
		1,714,403
	Tobacco - 0.0%
30,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	27,375
	Transportation - 0.2%
	Metropolitan Transportation Auth, NY, Rev
5,000	5.18%, 11/15/2049	4,609
10,000	6.20%, 11/15/2026	10,115
195,000	6.81%, 11/15/2040	217,952
1,350,000	San Joaquin Hills Transportation Corridor Agency, CA, Rev, (AGM) 3.22%, 01/15/2035	1,163,890
		1,396,566
	Utilities - 0.1%
232,809	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	236,505
	Utility - Electric - 0.1%
350,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	376,458
77,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	86,599
		463,057
	Total Municipal Bonds (cost $5,188,386)	$ 4,653,668
SENIOR FLOATING RATE INTERESTS - 5.4%(11)
	Aerospace/Defense - 0.1%
250,000	Barnes Group, Inc. 7.84%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	$ 251,145
550,000	TransDigm, Inc. 7.84%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	551,309
		802,454
	Apparel - 0.2%
1,000,000	ABG Intermediate Holdings 2 LLC 8.09%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	1,000,890
106,388	Birkenstock GmbH & Co. KG 8.84%, 04/28/2028, 3 mo. USD Term SOFR + 3.25%	106,628
250,000	Varsity Brands, Inc. 0.00%, 07/25/2031, 1 mo. USD Term SOFR + 3.75%(12)	248,542
		1,356,060

144

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(11) - (continued)
	Chemicals - 0.1%
$ 600,000	INEOS U.S. Finance LLC 9.09%, 02/07/2031, 1 mo. USD Term SOFR + 3.75%	$ 600,900
	Commercial Services - 0.4%
800,000	Allied Universal Holdco LLC 9.19%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	799,464
350,000	Boost Newco Borrower LLC 7.75%, 01/31/2031, 1 mo. USD Term SOFR + 2.50%	352,187
300,000	BrightView Landscapes LLC 7.75%, 04/20/2029, 3 mo. USD Term SOFR + 2.50%	299,625
250,000	Creative Artists Agency LLC 8.59%, 11/27/2028, 1 mo. USD Term SOFR + 3.25%	251,078
300,000	OMNIA Partners LLC 8.53%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	300,564
275,000	Trans Union LLC 7.35%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	275,137
400,000	Wand NewCo 3, Inc. 8.60%, 01/30/2031, 3 mo. USD Term SOFR + 3.25%	402,000
		2,680,055
	Construction Materials - 0.3%
400,000	Chamberlain Group, Inc. 8.69%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	399,112
250,000	Cornerstone Building Brands, Inc. 8.69%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	236,428
350,000	CP Atlas Buyer, Inc. 9.19%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	306,540
350,000	Emerald Borrower LP 0.00%, 06/18/2031, 1 mo. USD Term SOFR + 2.50%(12)	350,000
500,000	Quikrete Holdings, Inc. 7.84%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	501,405
		1,793,485
	Distribution/Wholesale - 0.1%
425,000	American Builders & Contractors Supply Co., Inc. 7.34%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	426,641
	Electronics - 0.1%
600,000	II-VI, Inc. 7.84%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	602,100
	Engineering & Construction - 0.1%
500,000	Brown Group Holding LLC 8.34%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	499,555
250,000	KKR Apple Bidco LLC 8.21%, 09/22/2028, 1 mo. USD Term SOFR + 2.75%	250,195
		749,750
	Entertainment - 0.1%
500,000	Caesars Entertainment, Inc. 8.10%, 02/06/2031, 3 mo. USD Term SOFR + 2.75%	502,290
400,000	Cinemark USA, Inc. 8.59%, 05/24/2030, 1 mo. USD Term SOFR + 3.25%	401,668
		903,958
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(11) - (continued)
	Environmental Control - 0.2%
$ 500,000	Covanta Holding Corp. 0.00%, 11/30/2028, 1 mo. USD Term SOFR + 2.75%(12)	$ 500,715
600,000	Filtration Group Corp. 8.96%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	603,084
		1,103,799
	Food - 0.1%
500,000	B&G Foods, Inc. 0.00%, 10/10/2029, 1 mo. USD Term SOFR + 3.50%(12)	494,845
	Healthcare - Products - 0.1%
300,000	Bausch & Lomb Corp. 8.70%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	294,264
240,000	Insulet Corp. 7.84%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	239,400
		533,664
	Home Furnishings - 0.2%
600,000	AI Aqua Merger Sub, Inc. 8.84%, 07/31/2028, 1 mo. USD Term SOFR + 3.50%	601,584
600,000	Mattress Firm, Inc. 9.85%, 09/25/2028, 3 mo. USD Term SOFR + 4.25%	599,700
		1,201,284
	Insurance - 0.8%
600,000	Acrisure LLC 8.59%, 11/06/2030, 3 mo. USD Term SOFR + 3.25%	599,088
500,000	Alliant Holdings Intermediate LLC 8.85%, 11/06/2030, 1 mo. USD Term SOFR + 3.50%	502,020
600,000	AssuredPartners, Inc. 8.84%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	604,596
275,000	BroadStreet Partners, Inc. 8.59%, 06/14/2031, 1 mo. USD Term SOFR + 3.25%	275,374
600,000	HUB International Ltd. 8.23%, 06/20/2030, 3 mo. USD Term SOFR + 3.00%	600,600
300,000	Ryan Specialty Group LLC 8.09%, 09/01/2027, 1 mo. USD Term SOFR + 2.75%	300,750
1,000,000	Sedgwick Claims Management Services, Inc. 8.25%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	1,004,750
600,000	USI, Inc. 8.08%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	600,960
		4,488,138
	Internet - 0.2%
200,000	Endure Digital, Inc. 8.96%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	178,100
800,000	MH Sub I LLC 9.59%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	800,912
		979,012
	IT Services - 0.4%
750,000	Fortress Intermediate 3, Inc. 9.10%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	753,285
750,000	McAfee LLC 8.59%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	748,358
750,000	Peraton Corp. 9.19%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	751,237
		2,252,880
	Leisure Time - 0.1%
600,000	MajorDrive Holdings IV LLC 9.60%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	601,200

145

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(11) - (continued)
	Machinery-Diversified - 0.1%
$ 350,000	TK Elevator U.S. Newco, Inc. 8.59%, 04/30/2030, 6 mo. USD Term SOFR + 3.50%	$ 351,694
	Miscellaneous Manufacturing - 0.1%
350,000	LTI Holdings, Inc. 10.01%, 07/19/2029, 1 mo. USD Term SOFR + 4.75%	346,721
	Packaging & Containers - 0.3%
1,000,000	Berlin Packaging LLC 9.09%, 06/09/2031, 1 mo. USD Term SOFR + 3.75%	1,003,750
600,000	Clydesdale Acquisition Holdings, Inc. 9.02%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	600,150
350,000	TricorBraun Holdings, Inc. 8.71%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	348,593
		1,952,493
	Pipelines - 0.2%
500,000	Medallion Midland Acquisition LLC 8.84%, 10/18/2028, 3 mo. USD Term SOFR + 3.50%	501,720
500,000	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	502,590
		1,004,310
	Real Estate - 0.0%
250,000	Cushman & Wakefield U.S. Borrower LLC 9.09%, 01/31/2030, 1 mo. USD Term SOFR + 3.75%	250,625
	Retail - 0.3%
250,000	Foundation Building Materials Holding Co. LLC 9.25%, 01/29/2031, 1 mo. USD Term SOFR + 4.00%	247,500
300,000	Great Outdoors Group LLC 9.21%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	300,516
600,000	IRB Holding Corp. 8.19%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	602,076
250,000	Johnstone Supply LLC 8.33%, 06/07/2031, 1 mo. USD Term SOFR + 3.00%	250,500
500,000	LBM Acquisition LLC 9.14%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	481,375
		1,881,967
	Software - 0.6%
200,000	Ascend Learning LLC 8.94%, 12/11/2028, 1 mo. USD Term SOFR + 3.50%	200,094
575,000	AthenaHealth Group, Inc. 8.59%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	573,562
500,000	Banff Merger Sub, Inc. 9.01%, 07/03/2031, 1 mo. USD Term SOFR + 3.75%	497,710
600,000	Dun & Bradstreet Corp. 8.10%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	601,128
350,000	EP Purchaser LLC 9.10%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	350,686
275,000	Iron Mountain, Inc. 7.34%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	275,344
500,000	Rocket Software, Inc. 10.09%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	501,695
350,000	Zelis Payments Buyer, Inc. 8.09%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	351,652
		3,351,871
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(11) - (continued)
	Telecommunications - 0.1%
$ 500,000	Frontier Communications Corp. 8.83%, 07/01/2031, 3 mo. USD Term SOFR + 3.50%	$ 502,815
250,000	Zacapa SARL 9.33%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	249,965
		752,780
	Transportation - 0.1%
600,000	First Student Bidco, Inc. 8.60%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	601,032
300,000	Genesee & Wyoming, Inc. 7.33%, 04/10/2031, 3 mo. USD Term SOFR + 2.00%	300,012
		901,044
	Total Senior Floating Rate Interests (cost $32,453,369)	$ 32,363,730
U.S. GOVERNMENT AGENCIES - 6.5%
	Mortgage-Backed Agencies - 6.5%
	Farm Credit Bank of Texas - 0.1%
324,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(6)(7)	$ 329,572
	Federal Home Loan Mortgage Corp. - 3.4%
1,125,000	2.86%, 10/25/2034	963,676
2,900,000	4.05%, 07/25/2033	2,798,833
200,000	4.43%, 02/25/2033(3)	198,684
2,800,000	4.50%, 07/25/2033(3)	2,792,873
69,458	5.50%, 03/01/2053	69,576
6,460,684	5.50%, 05/01/2053	6,470,602
137,906	5.50%, 06/01/2053	137,892
69,285	5.50%, 09/01/2053	69,372
164,043	5.50%, 11/01/2053	163,997
6,422,017	6.00%, 07/01/2053	6,508,652
		20,174,157
	Federal National Mortgage Association - 1.1%
67,618	5.50%, 08/01/2053	67,714
18,945	5.85%, 10/25/2024, 30 day USD SOFR Average + 0.51%(2)	18,857
6,422,332	6.00%, 09/01/2053	6,506,130
		6,592,701
	Government National Mortgage Association - 0.1%
528,556	2.50%, 10/20/2049	462,845
15	6.00%, 02/20/2026	15
140	6.00%, 02/20/2027	141
55	6.00%, 01/20/2028	56
1,056	6.00%, 02/20/2028	1,075
1,933	6.00%, 04/20/2028	1,983
683	6.00%, 06/15/2028	701
3,684	6.00%, 07/20/2028	3,779
3,233	6.00%, 08/20/2028	3,320
1,368	6.00%, 10/15/2028	1,380
4,048	6.00%, 11/15/2028	4,114
4,357	6.00%, 03/20/2029	4,470
6,559	6.00%, 09/20/2029	6,718
12,203	6.00%, 04/20/2030	12,336
1,016	6.00%, 06/20/2030	1,027
1,230	6.00%, 08/15/2034	1,274
7,960	6.50%, 03/15/2028	8,109
1,440	6.50%, 05/15/2028	1,486
1,476	6.50%, 07/15/2028	1,491
3,548	6.50%, 10/15/2028	3,666
111	6.50%, 12/15/2028	114
3,892	6.50%, 01/15/2029	4,007
2,729	6.50%, 02/15/2029	2,818
8,446	6.50%, 03/15/2029	8,505

146

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 6.5% - (continued)
	Mortgage-Backed Agencies - 6.5% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 1,234	6.50%, 04/15/2029	$ 1,278
3,695	6.50%, 05/15/2029	3,753
2,194	6.50%, 06/15/2029	2,284
3,285	6.50%, 02/15/2035	3,382
2,453	7.00%, 11/15/2031	2,501
1,884	7.00%, 03/15/2032	1,919
51,900	7.00%, 11/15/2032	54,524
1,022	7.00%, 01/15/2033	1,053
3,887	7.00%, 05/15/2033	3,998
5,056	7.00%, 07/15/2033	5,185
10,400	7.00%, 11/15/2033	10,718
977	8.00%, 04/15/2030	981
4,381	8.00%, 05/15/2030	4,363
133	8.00%, 07/15/2030	133
2,776	8.00%, 08/15/2030	2,771
4,723	8.00%, 11/15/2030	4,724
48,116	8.00%, 02/15/2031	48,869
		687,866
	Uniform Mortgage-Backed Security - 1.8%
4,500,000	4.50%, 08/01/2054(13)	4,320,360
6,500,000	5.00%, 08/01/2054(13)	6,387,713
		10,708,073
	Total U.S. Government Agencies (cost $38,089,272)	$ 38,492,369
U.S. GOVERNMENT SECURITIES - 7.6%
	U.S. Treasury Securities - 7.6%
	U.S. Treasury Bonds - 3.7%
1,499,400	2.88%, 05/15/2052	$ 1,130,348
1,981,400	3.00%, 08/15/2048(14)	1,545,569
1,419,000	3.25%, 05/15/2042	1,212,081
1,734,100	3.38%, 08/15/2042	1,505,416
1,347,400	3.63%, 02/15/2053	1,178,133
1,394,900	3.63%, 05/15/2053	1,220,265
1,545,700	3.88%, 02/15/2043	1,434,482
1,799,200	3.88%, 05/15/2043	1,666,720
1,118,600	4.00%, 11/15/2042	1,058,825
1,253,400	4.00%, 11/15/2052	1,173,887
809,300	4.13%, 08/15/2053	774,905
1,240,000	4.25%, 02/15/2054	1,214,231
1,561,900	4.38%, 08/15/2043	1,547,501
1,643,800	4.50%, 02/15/2044	1,652,790
1,049,500	4.63%, 05/15/2054	1,094,268
1,469,000	4.75%, 11/15/2043	1,527,760
1,298,100	4.75%, 11/15/2053	1,379,637
		22,316,818
	U.S. Treasury Inflation-Indexed Bonds - 0.8%
7,757,224	0.25%, 02/15/2050(15)	4,882,478
	U.S. Treasury Inflation-Indexed Notes - 1.7%
9,883,986	1.88%, 07/15/2034(15)	9,877,022
	U.S. Treasury Notes - 1.4%
835,300	3.88%, 11/30/2027	829,264
3,117,400	4.00%, 12/15/2025(14)	3,093,045
2,122,200	4.00%, 01/31/2029	2,120,293
166,100	4.00%, 02/15/2034	164,725
1,127,600	4.25%, 02/28/2029	1,138,876
1,021,000	4.38%, 05/15/2034	1,043,015
		8,389,218
	Total U.S. Government Securities (cost $46,416,039)	$ 45,465,536
Shares or Principal Amount		Market Value†
COMMON STOCKS - 21.2%
	Automobiles & Components - 0.4%
5,880	Bayerische Motoren Werke AG	$ 545,365
21,028	Eicher Motors Ltd.	1,248,730
79,735	Great Wall Motor Co. Ltd. Class H	108,868
3,873	Mercedes-Benz Group AG	256,022
26,661	Toyota Motor Corp.	512,178
		2,671,163
	Banks - 2.3%
24,793	Banco Bilbao Vizcaya Argentaria SA	259,861
798,650	Bank Mandiri Persero Tbk. PT	314,979
143,500	Bank of Beijing Co. Ltd. Class A	105,823
57,900	Bank of Chengdu Co. Ltd. Class A	116,910
169,600	Bank of Jiangsu Co. Ltd. Class A	180,491
415,220	Barclays PLC	1,241,635
24,554	CaixaBank SA	143,205
16,916	Citigroup, Inc.	1,097,510
13,330	Commonwealth Bank of Australia	1,201,168
1,481,114	Hua Nan Financial Holdings Co. Ltd.	1,250,740
13,974	Huntington Bancshares, Inc.	208,911
78,178	Industrial Bank of Korea	797,715
10,645	JP Morgan Chase & Co.	2,265,256
4,037	M&T Bank Corp.	695,050
21,955	Mizuho Financial Group, Inc.	505,329
1,400,636	SinoPac Financial Holdings Co. Ltd.	1,140,128
19,981	Standard Bank Group Ltd.	243,316
19,262	Truist Financial Corp.	860,819
19,066	U.S. Bancorp	855,682
		13,484,528
	Capital Goods - 0.8%
4,300	3M Co.	548,465
9,339	BAE Systems PLC	155,757
24,282	Bouygues SA	842,274
1,128	Emerson Electric Co.	132,100
26,542	Fuji Corp.	443,858
6,030	Kone OYJ Class B	307,920
721	Lockheed Martin Corp.	390,724
11,067	PACCAR, Inc.	1,091,870
3,887	Stanley Black & Decker, Inc.	410,568
24,793	Sumitomo Corp.	616,045
		4,939,581
	Commercial & Professional Services - 0.1%
4,003	Paychex, Inc.	512,464
	Consumer Discretionary Distribution & Retail - 0.4%
2,194	Home Depot, Inc.	807,743
24,305	Mr. Price Group Ltd.	288,657
26,059	Wesfarmers Ltd.	1,257,665
		2,354,065
	Consumer Durables & Apparel - 0.5%
972	Garmin Ltd.	166,455
29,423	Sankyo Co. Ltd.	326,712
95,915	Sekisui House Ltd.	2,403,277
		2,896,444
	Consumer Services - 0.3%
2,564	McDonald's Corp.	680,485
52,249	OPAP SA	910,964
		1,591,449
	Consumer Staples Distribution & Retail - 0.1%
48,693	Walgreens Boots Alliance, Inc.	577,986
	Energy - 2.3%
8,489	Baker Hughes Co.	328,745
11,041	Chevron Corp.	1,771,749
117,649	Coal India Ltd.	735,882
500	ConocoPhillips	55,600
4,081	Coterra Energy, Inc.	105,290

147

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 21.2% - (continued)
	Energy - 2.3% - (continued)
2,680	Diamondback Energy, Inc.	$ 542,191
19,303	Eni SpA	308,844
8,598	EOG Resources, Inc.	1,090,226
6,145	Equinor ASA	162,721
21,650	Exxon Mobil Corp.	2,567,474
54,564	Galp Energia SGPS SA	1,148,854
289,026	Hindustan Petroleum Corp. Ltd.	1,358,331
8,782	OMV AG	367,440
16,352	ONEOK, Inc.	1,362,612
36,034	ORLEN SA	587,915
11,693	TotalEnergies SE	788,883
16,059	Woodside Energy Group Ltd.	289,849
		13,572,606
	Equity Real Estate Investment Trusts (REITs) - 0.6%
5,402	Alexandria Real Estate Equities, Inc. REIT	633,601
6,528	BXP, Inc. REIT	465,551
1,161	Digital Realty Trust, Inc. REIT	173,558
8,632	Gaming & Leisure Properties, Inc. REIT	433,326
2,733	Simon Property Group, Inc. REIT	419,351
271,992	Stockland REIT	821,527
7,527	WP Carey, Inc. REIT	435,136
		3,382,050
	Financial Services - 1.0%
36,296	Annaly Capital Management, Inc. REIT	722,653
4,417	Ares Management Corp. Class A	676,684
1,140	BlackRock, Inc.	999,210
7,497	Blackstone, Inc.	1,065,699
3,095	Carlyle Group, Inc.	153,964
4,057	CME Group, Inc.	785,881
179,699	FirstRand Ltd.	807,462
39,139	Hargreaves Lansdown PLC	556,012
		5,767,565
	Food, Beverage & Tobacco - 1.6%
27,364	Altria Group, Inc.	1,341,110
17,948	British American Tobacco PLC	636,813
15,516	Coca-Cola Co.	1,035,538
27,563	Conagra Brands, Inc.	835,876
2,417	General Mills, Inc.	162,277
5,213	Kellanova	303,136
13,799	Kraft Heinz Co.	485,863
11,370	Nestle SA	1,151,697
4,010	PepsiCo, Inc.	692,407
14,934	Philip Morris International, Inc.	1,719,799
435,287	Uni-President Enterprises Corp.	1,111,061
		9,475,577
	Health Care Equipment & Services - 0.1%
3,213	CVS Health Corp.	193,841
2,132	Medtronic PLC	171,242
		365,083
	Household & Personal Products - 0.4%
7,289	Colgate-Palmolive Co.	722,996
835	Kimberly-Clark Corp.	112,767
8,038	Procter & Gamble Co.	1,292,189
5,878	Unilever PLC	361,230
		2,489,182
	Insurance - 1.9%
16,200	Admiral Group PLC	576,689
5,114	Allianz SE	1,440,437
2,610	American Financial Group, Inc.	341,821
13,772	Assicurazioni Generali SpA	356,671
23,524	AXA SA	825,923
17,096	CNA Financial Corp.	840,439
263,841	Insurance Australia Group Ltd.	1,276,787
269,415	Legal & General Group PLC	806,881
Shares or Principal Amount		Market Value†
COMMON STOCKS - 21.2% - (continued)
	Insurance - 1.9% - (continued)
1,129	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$ 556,060
141,803	Phoenix Group Holdings PLC	1,003,141
48,586	Sanlam Ltd.	217,553
121,636	Suncorp Group Ltd.	1,417,349
14,623	Tokio Marine Holdings, Inc.	587,829
48,649	Tryg AS	1,066,413
312	Zurich Insurance Group AG	171,756
		11,485,749
	Materials - 1.1%
14,972	African Rainbow Minerals Ltd.	178,097
96,373	Amcor PLC	1,019,385
7,759	BASF SE	361,237
32,224	BHP Group Ltd.	891,383
384,841	Evraz PLC*(16)	—
16,095	Fortescue Ltd.	200,267
56,826	Grupo Mexico SAB de CV Class B	319,587
26,077	International Paper Co.	1,212,059
1,639	LyondellBasell Industries NV Class A	163,015
4,386	Nissan Chemical Corp.	142,769
5,013	Rio Tinto Ltd.	385,209
13,817	Rio Tinto PLC	898,560
11,168	Smurfit WestRock PLC*	500,653
10,265	UPM-Kymmene OYJ	339,525
67,934	Zijin Mining Group Co. Ltd. Class H	137,795
		6,749,541
	Media & Entertainment - 0.1%
4,841	Omnicom Group, Inc.	474,612
	Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
6,581	AbbVie, Inc.	1,219,591
995	Amgen, Inc.	330,808
18,962	Bristol-Myers Squibb Co.	901,833
14,824	Johnson & Johnson	2,339,968
13,616	Merck & Co., Inc.	1,540,378
37,480	Pfizer, Inc.	1,144,639
3,758	Roche Holding AG	1,216,688
1,900	Royalty Pharma PLC Class A	53,523
1,480	Sanofi SA	152,693
		8,900,121
	Real Estate Management & Development - 0.1%
1,465,337	Ayala Land, Inc.	741,887
954	Daito Trust Construction Co. Ltd.	114,728
		856,615
	Semiconductors & Semiconductor Equipment - 1.6%
4,686	Analog Devices, Inc.	1,084,247
18,272	Broadcom, Inc.	2,935,945
76,806	Flat Glass Group Co. Ltd. Class H	111,527
1,895	Marvell Technology, Inc.	126,927
1,928	Microchip Technology, Inc.	171,168
8,668	NVIDIA Corp.	1,014,329
5,791	QUALCOMM, Inc.	1,047,881
77,208	Realtek Semiconductor Corp.	1,217,953
8,522	Texas Instruments, Inc.	1,736,869
		9,446,846
	Software & Services - 1.0%
16,746	Gen Digital, Inc.	435,229
19,478	Infosys Ltd.	431,921
8,959	International Business Machines Corp.	1,721,382
1,064	Microsoft Corp.	445,124
2,017	Obic Co. Ltd.	307,558
34,947	Otsuka Corp.	774,697
53,707	Sage Group PLC	749,808
501	SAP SE	105,922

148

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 21.2% - (continued)
	Software & Services - 1.0% - (continued)
9,683	SCSK Corp.	$ 190,638
193,340	Shanghai Baosight Software Co. Ltd. Class A	860,094
21,502	TOTVS SA	105,492
		6,127,865
	Technology Hardware & Equipment - 1.1%
11,132	Amano Corp.	283,492
2,657	Apple, Inc.	590,067
26,007	BYD Electronic International Co. Ltd.	101,352
39,507	Canon, Inc.	1,250,574
34,574	Chicony Electronics Co. Ltd.	163,561
31,770	Cisco Systems, Inc.	1,539,257
22,378	E Ink Holdings, Inc.	184,644
3,840	Hamamatsu Photonics KK	111,532
31,279	HP, Inc.	1,128,859
93,021	Lenovo Group Ltd.	120,482
1,985	Samsung Electronics Co. Ltd.	122,400
4,297	Seagate Technology Holdings PLC	439,024
9,736	Shimadzu Corp.	287,156
22,808	Sunny Optical Technology Group Co. Ltd.	128,357
3,262	Wiwynn Corp.	201,456
		6,652,213
	Telecommunication Services - 0.6%
47,009	AT&T, Inc.	904,923
5,400	BCE, Inc.	182,192
42,132	Spark New Zealand Ltd.	108,375
15,599	Telenor ASA	185,862
39,812	Verizon Communications, Inc.	1,613,182
105,040	Vodacom Group Ltd.	589,551
		3,584,085
	Transportation - 0.2%
290,318	Atlas Arteria Ltd.	993,861
2,364	United Parcel Service, Inc. Class B	308,195
		1,302,056
	Utilities - 1.1%
63,681	AES Corp.	1,133,267
1,254	American Electric Power Co., Inc.	123,043
20,343	APA Group	105,279
23,017	Avangrid, Inc.	821,815
8,120	CEZ AS	313,161
3,207	Dominion Energy, Inc.	171,446
7,015	Duke Energy Corp.	766,529
100,811	Iberdrola SA	1,331,531
47,630	National Grid PLC	604,338
1,461	Pinnacle West Capital Corp.	125,056
528,300	Ratch Group PCL	411,697
4,009	Southern Co.	334,832
78,010	Terna - Rete Elettrica Nazionale	649,609
		6,891,603
	Total Common Stocks (cost $124,429,341)	$ 126,551,049
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Banks - 0.0%
184	Bank of America Corp. Series L, 7.25%(17)	$ 220,250
	Total Convertible Preferred Stocks (cost $221,718)	$ 220,250
EXCHANGE-TRADED FUNDS - 11.2%
	Other Investment Pools & Funds - 11.2%
66,400	Invesco Senior Loan ETF	$ 1,394,400
33,400	SPDR Blackstone Senior Loan ETF	1,394,450
38,482	SPDR S&P 500 ETF Trust	21,196,501
Shares or Principal Amount		Market Value†
EXCHANGE-TRADED FUNDS - 11.2% - (continued)
	Other Investment Pools & Funds - 11.2% - (continued)
171,459	Vanguard High Dividend Yield ETF	$ 21,320,927
41,755	Vanguard S&P 500 ETF	21,132,184
	Total Exchange-Traded Funds (cost $66,440,133)	$ 66,438,462
PREFERRED STOCKS - 0.9%
	Automobiles & Components - 0.2%
2,448	Bayerische Motoren Werke AG (Preference Shares)(18)	$ 210,326
3,234	Hyundai Motor Co. (Preference Shares)(18)	390,800
5,432	Hyundai Motor Co. (Preference Shares)(18)	651,703
		1,252,829
	Financial Services - 0.1%
5,975	Morgan Stanley Series O, 4.25%(17)	111,494
12,925	Morgan Stanley Series Q, 6.63%(17)	334,240
8,700	Synchrony Financial Series B, 8.25%(17)	221,937
		667,671
	Insurance - 0.1%
850	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)(18)	175,073
	Technology Hardware & Equipment - 0.1%
14,118	Samsung Electronics Co. Ltd. (Preference Shares)(18)	665,839
	Telecommunication Services - 0.1%
8,000	AT&T, Inc. Series A, 5.00%(17)	165,680
2,475	U.S. Cellular Corp. (Preference Shares), 6.25%	54,277
5,362	U.S. Cellular Corp. (Preference Shares), 5.50%	109,385
8,038	U.S. Cellular Corp. (Preference Shares), 5.50%	163,975
		493,317
	Utilities - 0.3%
41,560	NextEra Energy, Inc. (Preference Shares), 6.93%(8)	1,835,289
	Total Preferred Stocks (cost $5,287,922)	$ 5,090,018
	Total Long-Term Investments (cost $630,373,192)	$ 626,601,326
SHORT-TERM INVESTMENTS - 3.0%
	Repurchase Agreements - 2.4%
$ 14,245,042	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $14,247,155; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $14,530,034	$ 14,245,042
	Securities Lending Collateral - 0.6%
565,536	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(19)	565,536
1,885,118	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(19)	1,885,118

149

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.0% - (continued)
	Securities Lending Collateral - 0.6% - (continued)
565,535	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(19)		$ 565,535
565,535	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(19)		565,535
			3,581,724
	Total Short-Term Investments (cost $17,826,766)		$ 17,826,766
	Total Investments (cost $648,199,958)	108.1%	$ 644,428,092
	Other Assets and Liabilities	(8.1)%	(48,562,773)
	Net Assets	100.0%	$ 595,865,319
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $141,789,598, representing 23.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $53,126,865, representing 8.9% of net assets.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Represents entire or partial securities on loan.
(9)	As of July 31, 2024, the one-, three- and six-month LIBOR reference rates are published by ICE Benchmark Administration on a synthetic basis.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $1,664,587.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)	Investment valued using significant unobservable inputs.
(17)	Perpetual security with no stated maturity date.
(18)	Currently no rate available.
(19)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 10-Years Bond Future	76	09/18/2024	$ 6,767,421	$ 2,400
S&P 500 (E-Mini) Future	54	09/20/2024	15,006,600	72,711
U.S. Treasury 10-Year Note Future	707	09/19/2024	79,051,438	1,267,811
Total				$ 1,342,922
150

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Futures Contracts Outstanding at July 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro BUXL 30-Year Bond Future	(2)	09/06/2024	$ (291,645)	$ 41
Euro STOXX 50 Future	(20)	09/20/2024	(1,060,172)	(27)
Euro-BOBL Future	(47)	09/06/2024	(5,977,234)	747
Euro-BUND Future	(13)	09/06/2024	(1,881,481)	475
Euro-Schatz Future	(49)	09/06/2024	(5,625,183)	377
MSCI Emerging Markets Index Future	(11)	09/20/2024	(603,075)	25
U.S. Treasury 2-Year Note Future	(355)	09/30/2024	(72,905,352)	(19,287)
U.S. Treasury 5-Year Note Future	(223)	09/30/2024	(24,059,609)	(10,736)
U.S. Treasury 10-Year Ultra Future	(127)	09/19/2024	(14,678,422)	(25,821)
U.S. Treasury Long Bond Future	(14)	09/19/2024	(1,690,937)	(583)
Total				$ (54,789)
Total futures contracts				$ 1,288,133

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	5,360,000	(1.00%)	06/20/2029	Quarterly	$ 152,492	$ —	$ 147,009	$ (5,483)
Sell protection:
CDX.NA.HY.S42.V1	USD	31,230,000	5.00%	06/20/2029	Quarterly	$ 2,111,116	$ —	$ 2,341,987	$ 230,871
ITRAXX-XOVER S41.V1	EUR	12,640,000	5.00%	06/20/2029	Quarterly	1,162,072	—	1,242,739	80,667
Total						$ 3,273,188	$ —	$ 3,584,726	$ 311,538
Credit default swaps on single-name issues:
Buy protection:
Mediobanca Banca di Credito Finanziario SpA	EUR	1,060,000	(1.00%)	06/20/2029	Quarterly	$ —	$ (8,038)	$ (9,125)	$ (1,087)
Total						$ —	$ (8,038)	$ (9,125)	$ (1,087)
Total centrally cleared credit default swap contracts						$ 3,425,680	$ (8,038)	$ 3,722,610	$ 304,968

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.55% Fixed	12 Mo. USD SOFR	USD	5,665,000	09/17/2035	Annual	$ —	$ —	$ —	$ —
3.59% Fixed	12 Mo. USD SOFR	USD	5,761,000	09/20/2053	Annual	—	(15,436)	86,849	102,285
Total centrally cleared interest rate swaps contracts						$ —	$ (15,436)	$ 86,849	$ 102,285

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
352,700,000	KZT	738,252	USD	BOA	09/18/2024	$ (4,386)
1,485,030	USD	8,432,000	BRL	GSC	09/18/2024	1,915
1,719,030	USD	1,582,000	EUR	DEUT	08/30/2024	4,360
790,164	USD	729,000	EUR	BNP	08/30/2024	29
3,485,380	USD	3,218,000	EUR	BCLY	08/30/2024	(2,487)
15,402,834	USD	14,195,000	EUR	RBS	09/18/2024	4,831
151

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
231,288	USD	213,000	EUR	BMO	09/18/2024	$ 237
562,953	USD	438,000	GBP	RBC	08/30/2024	(293)
Total foreign currency contracts						$ 4,206

Foreign Cross Currency Contracts Outstanding at July 31, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	309,628	SSG	08/30/2024	GBP	309,914	$ (286)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
152

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 73,558,292	$ —	$ 73,558,292	$ —
Convertible Bonds	34,564,980	—	34,564,980	—
Corporate Bonds	184,975,780	—	184,975,780	—
Foreign Government Obligations	14,227,192	—	14,227,192	—
Municipal Bonds	4,653,668	—	4,653,668	—
Senior Floating Rate Interests	32,363,730	—	32,363,730	—
U.S. Government Agencies	38,492,369	—	38,492,369	—
U.S. Government Securities	45,465,536	—	45,465,536	—
Common Stocks
Automobiles & Components	2,671,163	—	2,671,163	—
Banks	13,484,528	7,233,968	6,250,560	—
Capital Goods	4,939,581	3,416,001	1,523,580	—
Commercial & Professional Services	512,464	512,464	—	—
Consumer Discretionary Distribution & Retail	2,354,065	1,096,400	1,257,665	—
Consumer Durables & Apparel	2,896,444	166,455	2,729,989	—
Consumer Services	1,591,449	1,591,449	—	—
Consumer Staples Distribution & Retail	577,986	577,986	—	—
Energy	13,572,606	10,331,072	3,241,534	—
Equity Real Estate Investment Trusts (REITs)	3,382,050	2,560,523	821,527	—
Financial Services	5,767,565	4,404,091	1,363,474	—
Food, Beverage & Tobacco	9,475,577	6,576,006	2,899,571	—
Health Care Equipment & Services	365,083	365,083	—	—
Household & Personal Products	2,489,182	2,127,952	361,230	—
Insurance	11,485,749	7,547,073	3,938,676	—
Materials	6,749,541	3,535,565	3,213,976	—
Media & Entertainment	474,612	474,612	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,900,121	7,530,740	1,369,381	—
Real Estate Management & Development	856,615	—	856,615	—
Semiconductors & Semiconductor Equipment	9,446,846	8,228,893	1,217,953	—
Software & Services	6,127,865	3,457,035	2,670,830	—
Technology Hardware & Equipment	6,652,213	5,736,075	916,138	—
Telecommunication Services	3,584,085	3,584,085	—	—
Transportation	1,302,056	1,302,056	—	—
Utilities	6,891,603	4,306,125	2,585,478	—
Convertible Preferred Stocks	220,250	220,250	—	—
Exchange-Traded Funds	66,438,462	66,438,462	—	—
Preferred Stocks	5,090,018	5,090,018	—	—
Short-Term Investments	17,826,766	3,581,724	14,245,042	—
Foreign Currency Contracts(2)	11,372	—	11,372	—
Futures Contracts(2)	1,344,587	1,344,587	—	—
Swaps - Credit Default(2)	311,538	—	311,538	—
Swaps - Interest Rate(2)	102,285	—	102,285	—
Total	$ 646,197,874	$ 163,336,750	$ 482,861,124	$ —
Liabilities
Foreign Currency Contracts(2)	$ (7,452)	$ —	$ (7,452)	$ —
Futures Contracts(2)	(56,454)	(56,454)	—	—
Swaps - Credit Default(2)	(6,570)	—	(6,570)	—
Total	$ (70,476)	$ (56,454)	$ (14,022)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
153

The Hartford Municipal Opportunities Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4%
	Alabama - 5.4%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$ 1,329,247
8,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	8,807,983
	Black Belt Energy Gas Dist, AL, Rev
1,570,000	4.00%, 12/01/2024	1,571,813
3,235,000	4.00%, 07/01/2052(1)	3,260,227
2,955,000	4.00%, 10/01/2052(1)	2,968,873
2,000,000	5.25%, 02/01/2053(1)	2,124,560
1,630,000	5.25%, 12/01/2053(1)	1,768,258
13,125,000	5.25%, 05/01/2055(1)	14,362,535
7,000,000	5.50%, 06/01/2049(1)	7,446,323
	County of Jefferson Sewer, AL, Rev
2,805,000	5.00%, 10/01/2037	3,111,880
3,730,000	5.00%, 10/01/2039	4,092,076
1,950,000	5.50%, 10/01/2053	2,130,845
13,000,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	14,141,279
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,118,020
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,149,357
4,000,000	5.00%, 09/01/2031	4,260,188
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,382,996
	Southeast Energy Auth A Cooperative Dist, AL, Rev
1,415,000	5.00%, 01/01/2054(1)	1,498,634
2,165,000	5.50%, 01/01/2053(1)	2,326,490
	State of Alabama Docks Department, AL, Rev,
230,000	(AGM) 5.00%, 10/01/2024	230,393
1,000,000	(AGM) 5.00%, 10/01/2032	1,023,646
	Troy University, AL, Rev,
1,000,000	(BAM) 5.00%, 11/01/2025	1,020,830
1,250,000	(BAM) 5.00%, 11/01/2026	1,297,005
1,620,000	(BAM) 5.00%, 11/01/2027	1,715,525
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,483,191
		100,622,174
	Alaska - 0.4%
	CIVIC Ventures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,013,853
1,000,000	5.00%, 09/01/2026	1,006,909
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,399,811
2,255,000	4.00%, 06/01/2038	2,256,238
		6,676,811
	Arizona - 0.3%
1,000,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2038	1,144,636
	Maricopa County Industrial Dev Auth, AZ, Rev
1,965,000	4.00%, 10/15/2047(2)	1,808,336
2,295,000	5.00%, 12/01/2038(3)	2,539,869
1,000,000	5.00%, 12/01/2041(3)	1,087,432
		6,580,273
	California - 5.7%
7,960,000	Bay Area Toll Auth, CA, Rev 3.91%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(4)	7,842,775
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	California - 5.7% - (continued)
$ 1,655,000	Burbank-Glendale-Pasadena Airport Auth Brick Campaign, CA, Rev 5.00%, 07/01/2036	$ 1,826,389
	California Community Choice Financing Auth, CA, Rev
4,790,000	4.00%, 10/01/2052(1)	4,838,079
3,020,000	5.00%, 12/01/2053(1)	3,187,965
2,000,000	5.25%, 11/01/2054(1)	2,151,214
16,250,000	5.50%, 05/01/2054(1)	17,433,093
	California Enterprise Dev Auth, CA, Rev
1,250,000	5.00%, 08/01/2035	1,288,765
1,075,000	5.00%, 08/01/2055	1,092,395
1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 02/01/2029	1,052,760
	California Municipal Finance Auth, CA, Rev
3,000,000	5.00%, 12/31/2027	3,096,037
775,000	(BAM) 5.00%, 05/15/2028	818,173
800,000	(BAM) 5.00%, 05/15/2031	872,672
1,000,000	California Public Finance Auth, CA, Rev 3.13%, 05/15/2029(2)	983,564
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	639,675
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,816,662
1,000,000	5.00%, 05/15/2029	1,041,853
3,300,000	5.00%, 05/15/2038	3,603,575
1,000,000	5.25%, 05/15/2039	1,120,772
	Elk Grove Finance Auth, CA, Special Tax,
315,000	(BAM) 5.00%, 09/01/2031	320,633
910,000	(BAM) 5.00%, 09/01/2032	925,747
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(5)	2,005,721
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	5,509,205
	Hemet Unified School Dist Financing Auth, CA, Special Tax
1,440,000	5.00%, 09/01/2030	1,450,868
1,535,000	5.00%, 09/01/2031	1,546,249
5,225,000	Long Beach Bond Finance Auth, CA, Rev 5.19%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(4)	5,279,910
2,500,000	Los Angeles Department of Water & Power, CA, Rev 5.00%, 07/01/2025	2,548,910
	Los Angeles Unified School Dist, CA, GO
2,755,000	5.00%, 07/01/2025	2,809,151
2,765,000	5.00%, 07/01/2034	3,285,162
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	991,965
1,000,000	5.00%, 08/15/2036	1,022,584
2,500,000	5.00%, 08/15/2041	2,537,454
1,000,000	Rancho Cucamonga Redev Agency Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 09/01/2029	1,001,882
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,047,081
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,110,193
40,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	40,071
1,095,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 08/01/2048	1,200,924

154

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	California - 5.7% - (continued)
$ 2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	$ 2,067,185
7,030,000	State of California, CA, GO 5.00%, 09/01/2036	8,204,114
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 09/01/2029	1,559,771
		107,171,198
	Colorado - 2.3%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (ST AID WITHHLDG) 5.50%, 12/01/2034	1,817,301
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,365,274
1,000,000	5.00%, 12/01/2034	1,113,883
750,000	5.00%, 11/15/2042	832,567
2,475,000	5.75%, 11/15/2039	2,852,937
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,276,533
3,760,000	5.00%, 05/15/2037	4,203,480
6,665,000	5.00%, 08/01/2044	6,928,489
500,000	5.00%, 11/15/2059(1)	553,930
1,000,000	5.25%, 11/01/2039	1,116,408
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,503,314
	E-470 Public Highway Auth, CO, Rev
3,650,000	3.92%, 09/01/2039, 1 mo. USD SOFR + 0.35%(4)	3,650,283
2,000,000	4.32%, 09/01/2039, 1 mo. USD SOFR + 0.75%(4)	1,998,923
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,041,283
1,195,000	5.00%, 12/01/2033	1,264,697
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,121,744
1,590,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	1,557,663
	Vauxmont Metropolitan Dist, CO, GO,
125,000	(AGM) 5.00%, 12/15/2025	128,002
50,000	(AGM) 5.00%, 12/15/2026	51,800
225,000	(AGM) 5.00%, 12/15/2030	233,031
160,000	(AGM) 5.00%, 12/15/2032	165,680
		42,777,222
	Connecticut - 1.4%
1,980,000	City of Bridgeport, CT, GO, (AGM) 5.00%, 08/15/2025	2,020,407
950,000	City of Hartford, CT, GO, (AGM) 5.00%, 07/01/2027	966,921
2,600,000	City of New Haven, CT, GO, (AGM) 5.00%, 08/01/2024	2,600,000
	Connecticut Housing Finance Auth, CT, Rev
55,000	4.00%, 11/15/2045	54,946
2,290,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	2,290,020
	Connecticut State Health & Educational Facs Auth, CT, Rev
9,290,000	1.10%, 07/01/2049(1)	9,152,197
4,285,000	2.80%, 07/01/2048(1)	4,254,391
2,665,000	2.95%, 07/01/2049(1)	2,641,958
650,000	5.00%, 07/01/2029	702,489
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Connecticut - 1.4% - (continued)
$ 145,000	5.00%, 07/01/2031	$ 157,807
750,000	State of Connecticut, CT, GO 5.00%, 05/15/2025	761,993
		25,603,129
	District of Columbia - 0.5%
20,975,000	Dist of Columbia Tobacco Settlement Financing Corp., DC, Rev 0.00%, 06/15/2046(5)	4,675,093
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	744,913
270,000	5.00%, 07/01/2037	271,588
	Metropolitan Washington Airports Auth, Aviation, DC, Rev
755,000	5.00%, 10/01/2028	798,315
3,000,000	5.00%, 10/01/2033	3,221,275
		9,711,184
	Florida - 3.8%
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,353,187
1,000,000	5.00%, 10/01/2028	1,036,845
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,446,942
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,143,162
1,345,000	5.00%, 10/01/2037	1,534,777
1,000,000	5.00%, 10/01/2038	1,133,767
1,875,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	1,733,875
	City of Port St Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,029,514
3,000,000	4.00%, 07/01/2029	3,023,673
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(5)	602,813
1,000,000	0.00%, 09/01/2038(5)	547,071
1,250,000	County of Broward Airport System, FL, Rev 5.00%, 10/01/2024	1,252,914
	County of Miami-Dade Aviation, FL, Rev
1,000,000	5.00%, 10/01/2024	1,000,987
530,000	5.00%, 10/01/2027	530,694
2,000,000	5.00%, 10/01/2033	2,002,577
6,170,000	5.00%, 10/01/2036(3)	6,736,344
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,373,173
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(5)	993,991
1,000,000	0.00%, 10/01/2032(5)	717,237
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,884,201
200,000	Florida Dev Finance Corp., FL, Rev 5.00%, 04/01/2025	201,698
4,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2032	4,252,958
705,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	706,568
55,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(6)	51,671
1,000,000	Manatee County School Dist, FL, Rev, (AGM) 5.00%, 10/01/2030	1,037,705
1,000,000	Miami Beach Redev Agency, FL, Tax Allocation 5.00%, 02/01/2026	1,003,843
	Orange County Convention Center, FL, Rev
1,000,000	5.00%, 10/01/2024	1,003,007
1,520,000	5.00%, 10/01/2025	1,553,914

155

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Florida - 3.8% - (continued)
$ 8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	$ 7,123,964
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,763,578
4,850,000	5.00%, 01/01/2055	4,603,140
1,150,000	Putnam County Dev Auth, FL, Rev 5.00%, 03/15/2042	1,186,819
1,000,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	777,379
830,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	763,642
7,985,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,302,439
1,000,000	Village Community Dev Dist No. 15, FL, Special Assessment 5.25%, 05/01/2054(2)	1,033,597
	Volusia County Educational Facility Auth, FL, Rev
60,000	4.00%, 10/15/2035	60,834
55,000	4.00%, 10/15/2036	55,573
750,000	4.00%, 10/15/2037	755,715
750,000	4.00%, 10/15/2038	752,847
		71,068,635
	Georgia - 4.2%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,318,004
6,800,000	City of Atlanta Department of Aviation, GA, Rev 5.00%, 07/01/2028	7,167,416
4,995,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	4,902,751
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049(1)	3,364,948
1,455,000	3.88%, 10/01/2048(1)	1,468,321
990,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	1,073,914
	Main Street Natural Gas, Inc., GA, Rev
1,100,000	4.00%, 12/01/2024	1,099,120
1,250,000	4.00%, 12/01/2025	1,247,951
2,150,000	4.00%, 08/01/2049(1)	2,151,306
5,915,000	4.00%, 05/01/2052(1)	5,953,141
4,165,000	5.00%, 05/15/2032	4,332,190
7,455,000	5.00%, 07/01/2053(1)	7,944,170
2,210,000	5.00%, 09/01/2053(1)	2,362,604
6,135,000	5.00%, 12/01/2053(1)	6,569,100
5,240,000	5.00%, 05/01/2054(1)	5,625,368
2,500,000	5.00%, 12/01/2054(1)	2,663,168
1,000,000	5.50%, 09/15/2025	1,018,413
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	1,033,974
4,595,000	5.00%, 01/01/2028	4,709,919
1,825,000	(BAM) 5.00%, 01/01/2028	1,879,179
740,000	5.00%, 01/01/2031	813,359
1,100,000	5.00%, 01/01/2032	1,208,390
515,000	5.00%, 01/01/2033	565,394
3,130,000	5.00%, 07/01/2052	3,285,014
1,700,000	5.00%, 01/01/2056	1,740,182
		78,497,296
	Hawaii - 0.1%
1,260,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	1,354,635
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Idaho - 0.3%
$ 5,885,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	$ 6,373,305
	Illinois - 13.4%
	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO
530,000	0.00%, 01/01/2025(5)	521,575
765,000	0.00%, 01/01/2027(5)	696,178
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	1,018,759
1,000,000	5.25%, 04/01/2035	1,123,847
2,120,000	5.25%, 04/01/2036	2,374,233
715,000	6.00%, 04/01/2046	747,282
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(5)	2,371,002
3,495,000	4.00%, 12/01/2047	3,050,162
1,000,000	(AGM) 5.00%, 12/01/2024	1,003,817
8,250,000	5.00%, 12/01/2031	8,679,712
2,440,000	5.00%, 12/01/2032	2,562,267
3,000,000	5.00%, 12/01/2033	3,228,217
3,500,000	5.00%, 12/01/2034	3,572,634
1,510,000	5.00%, 12/01/2042	1,493,126
3,760,000	5.00%, 12/01/2046	3,769,860
3,625,000	5.25%, 12/01/2036	3,935,751
1,250,000	5.50%, 12/01/2037	1,365,382
3,125,000	5.50%, 12/01/2038	3,395,178
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2035	3,415,096
	Chicago O'Hare International Airport, IL, Rev
4,350,000	4.50%, 01/01/2048	4,356,133
1,670,000	5.00%, 01/01/2032	1,675,449
2,635,000	(BAM) 5.00%, 01/01/2035	2,927,743
2,000,000	(BAM) 5.00%, 01/01/2036	2,215,779
415,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2025	419,893
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	944,452
1,250,000	4.00%, 12/01/2055	1,162,060
8,250,000	5.00%, 12/01/2046	8,372,148
1,000,000	5.00%, 12/01/2052	1,045,944
1,000,000	5.00%, 12/01/2055	1,027,401
	City of Chicago Wastewater Transmission, IL, Rev
1,000,000	5.00%, 01/01/2028	1,005,770
2,500,000	5.00%, 01/01/2029	2,519,712
1,000,000	(BAM) 5.00%, 01/01/2038	1,143,758
1,000,000	(BAM) 5.00%, 01/01/2039	1,137,050
1,000,000	(BAM) 5.00%, 01/01/2040	1,120,874
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,032,835
1,020,000	5.00%, 11/01/2028	1,023,134
1,500,000	(AGM) 5.00%, 11/01/2035	1,686,365
1,150,000	(AGM) 5.00%, 11/01/2036	1,279,970
325,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(5)	309,415
3,465,000	Cook County Community Consolidated School Dist No. 15 Palatine, IL, GO 5.00%, 12/01/2024	3,485,167
	Cook County Community High School Dist No. 212 Leyden, IL, Rev,
1,775,000	(BAM) 5.00%, 12/01/2026	1,784,834

156

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Illinois - 13.4% - (continued)
$ 310,000	(BAM) 5.00%, 12/01/2027	$ 311,697
1,000,000	(BAM) 5.00%, 12/01/2034	1,005,373
	County of Cook Sales Tax, IL, Rev
1,000,000	5.00%, 11/15/2030	1,101,589
1,690,000	5.00%, 11/15/2031	1,857,529
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,131,759
2,970,000	4.00%, 11/15/2026	3,029,315
1,000,000	5.00%, 11/15/2026	1,042,574
4,300,000	5.00%, 11/15/2027	4,453,104
	Illinois Finance Auth, IL, Rev
700,000	5.00%, 10/01/2028	724,999
1,000,000	5.00%, 11/15/2028	1,016,745
2,650,000	5.00%, 11/15/2031	2,675,897
2,500,000	5.00%, 11/15/2033	2,523,629
2,135,000	5.00%, 11/15/2034	2,156,654
1,045,000	5.00%, 08/15/2035	1,144,135
3,035,000	5.00%, 05/15/2050(1)	3,036,949
	Illinois Housing Dev Auth, IL, Rev,
4,190,000	(FHLMC), (FNMA), (GNMA) 4.00%, 08/01/2048	4,186,124
4,390,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	4,685,725
1,655,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	1,768,125
	Illinois State Toll Highway Auth, IL, Rev
1,040,000	5.00%, 01/01/2037	1,201,943
1,055,000	5.00%, 01/01/2038	1,213,409
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,886,343
2,000,000	5.00%, 01/01/2029	2,093,448
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
4,000,000	(AGM) 5.00%, 02/01/2026	4,110,589
1,665,000	5.00%, 02/01/2034	1,696,339
	Metropolitan Pier & Exposition Auth, IL, Rev,
4,000,000	(NPFG) 0.00%, 12/15/2024(5)	3,947,681
2,000,000	(AGM) 0.00%, 06/15/2027(5)	1,810,560
3,895,000	0.00%, 12/15/2042(7)	2,886,212
2,980,000	4.00%, 12/15/2042	2,931,091
1,000,000	5.00%, 12/15/2035	1,030,362
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
1,000,000	4.00%, 12/01/2051	961,431
1,635,000	5.00%, 12/01/2025	1,677,681
	Railsplitter Tobacco Settlement Auth, IL, Rev
1,000,000	5.00%, 06/01/2026	1,033,581
1,940,000	5.00%, 06/01/2027	2,005,147
600,000	Regional Transportation Auth, IL, Rev 5.00%, 06/01/2035	617,498
	Sales Tax Securitization Corp., IL, Rev
1,000,000	5.00%, 01/01/2025	1,007,301
7,900,000	5.00%, 01/01/2026	8,103,678
2,560,000	5.00%, 01/01/2029	2,742,093
5,545,000	5.00%, 01/01/2030	6,003,902
2,775,000	5.00%, 01/01/2033	3,130,842
1,650,000	5.00%, 01/01/2036	1,794,428
1,520,000	5.00%, 01/01/2037	1,649,084
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
835,000	(AGM) 5.00%, 01/01/2035	937,112
535,000	(AGM) 5.00%, 01/01/2036	597,161
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Illinois - 13.4% - (continued)
$ 5,000,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2035	$ 5,625,742
	State of Illinois, IL, GO
3,500,000	5.00%, 11/01/2024	3,514,818
4,785,000	5.00%, 11/01/2025	4,889,884
1,985,000	5.00%, 02/01/2026	1,987,499
2,000,000	5.00%, 10/01/2026	2,073,747
6,540,000	5.00%, 11/01/2026	6,789,967
1,250,000	5.00%, 02/01/2027	1,302,812
5,000,000	5.00%, 10/01/2027	5,263,081
2,715,000	5.00%, 11/01/2028	2,851,086
1,215,000	5.00%, 03/01/2029	1,304,808
950,000	5.00%, 05/01/2033	950,687
5,240,000	5.00%, 12/01/2034	5,463,249
1,000,000	5.00%, 05/01/2041	1,097,834
11,405,000	5.00%, 12/01/2042	12,409,138
3,460,000	5.00%, 03/01/2046	3,656,150
625,000	5.25%, 05/01/2049	678,081
3,780,000	5.50%, 03/01/2042	4,199,066
		250,978,451
	Indiana - 1.3%
1,891,002	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	1,680,609
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	12,930,395
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 12/01/2029	1,004,754
870,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	856,283
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	917,745
180,000	5.00%, 01/01/2034	189,719
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,021,470
	Northwest Allen School Building Corp., IN, Rev,
2,190,000	(ST INTERCEPT) 5.00%, 07/15/2037	2,474,995
1,730,000	(ST INTERCEPT) 5.00%, 07/15/2038	1,951,122
1,750,000	(ST INTERCEPT) 5.00%, 07/15/2039	1,969,222
		24,996,314
	Iowa - 0.1%
650,000	Iowa Student Loan Liquidity Corp., IA, Rev 5.00%, 12/01/2024	652,555
715,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	715,393
		1,367,948
	Kansas - 0.1%
	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev
1,000,000	5.00%, 09/01/2025	1,001,293
1,390,000	5.00%, 09/01/2028	1,414,822
		2,416,115
	Kentucky - 0.8%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,349,214
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AGM) 5.00%, 12/01/2047	1,380,606
3,750,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(1)	4,082,653
	Kentucky State Property & Building Commission, KY, Rev
1,000,000	5.00%, 11/01/2037	1,146,315

157

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Kentucky - 0.8% - (continued)
$ 1,475,000	5.00%, 11/01/2039	$ 1,675,162
1,500,000	5.00%, 11/01/2040	1,687,918
		14,321,868
	Louisiana - 1.0%
2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AGM) 5.00%, 12/01/2027	2,039,916
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,755,404
825,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	831,172
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	978,021
1,155,000	6.00%, 11/15/2030	1,162,120
1,750,000	6.00%, 11/15/2035	1,754,749
	New Orleans Aviation Board, LA, Rev
750,000	5.00%, 01/01/2026	766,194
500,000	5.00%, 01/01/2027	515,774
1,250,000	5.00%, 01/01/2034	1,253,730
3,740,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	3,631,556
1,815,000	Regional Transit Auth Sales Tax, LA, Rev, (AGM) 5.00%, 01/01/2026	1,862,303
2,915,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.23%, 05/01/2043, 1 mo. USD SOFR + 0.50%(4)	2,904,883
		19,455,822
	Maine - 0.1%
1,185,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	1,184,213
	Maryland - 0.0%
425,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(2)	424,485
	Massachusetts - 1.7%
	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev
1,500,000	5.00%, 07/01/2040	1,716,280
1,270,000	5.00%, 07/01/2041	1,443,833
	Massachusetts Dev Finance Agency, MA, Rev
1,000,000	4.00%, 10/01/2024(2)	1,000,533
1,000,000	4.00%, 10/01/2025(2)	1,003,581
635,000	4.00%, 10/01/2026(2)	638,511
85,000	4.00%, 07/15/2036	85,517
3,760,000	4.21%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(4)	3,759,157
1,000,000	5.00%, 07/01/2025	1,015,066
1,720,000	5.00%, 07/01/2028	1,765,789
1,850,000	5.00%, 07/01/2029	1,892,082
3,350,000	5.00%, 07/01/2030	3,427,896
955,000	5.00%, 07/01/2031	972,091
2,760,000	5.00%, 07/01/2035	2,812,474
1,500,000	5.00%, 07/15/2040	1,824,372
1,000,000	5.25%, 07/01/2048	1,079,525
1,175,000	5.25%, 07/01/2052	1,260,854
	Massachusetts Educational Financing Auth, MA, Rev
500,000	5.00%, 01/01/2025	503,076
1,030,000	5.00%, 07/01/2026	1,055,180
1,050,000	5.00%, 07/01/2027	1,085,822
1,125,000	5.00%, 07/01/2030	1,183,215
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Massachusetts - 1.7% - (continued)
$ 1,250,000	5.00%, 07/01/2031	$ 1,324,381
200,000	Massachusetts School Building Auth, MA, Rev 5.00%, 11/15/2030	207,763
		31,056,998
	Michigan - 4.2%
5,425,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	5,703,464
5,375,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2031	5,551,053
	Michigan Finance Auth, MI, Rev
1,000,000	5.00%, 07/01/2027	1,012,643
1,000,000	5.00%, 07/01/2028	1,012,553
2,700,000	5.00%, 10/01/2030	2,706,121
915,000	5.00%, 11/01/2034	971,970
1,000,000	5.00%, 11/01/2035	1,060,611
1,000,000	5.00%, 11/01/2036	1,061,039
1,700,000	5.00%, 02/28/2037	1,905,383
1,000,000	(BAM) 5.00%, 11/01/2038	1,049,165
1,000,000	5.00%, 02/28/2039	1,105,699
	Michigan State Building Auth, MI, Rev
15,110,000	5.00%, 04/15/2032	15,389,576
10,075,000	5.00%, 04/15/2033	10,259,961
5,000,000	5.25%, 04/15/2059	5,512,017
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,534,732
345,000	4.00%, 11/15/2032	351,248
2,830,000	5.00%, 11/15/2047	2,976,717
	Michigan State Housing Dev Auth, MI, Rev
1,345,000	4.25%, 12/01/2049	1,350,478
4,985,000	5.75%, 06/01/2054	5,330,545
2,620,000	Michigan Strategic Fund, MI, Rev 3.88%, 06/01/2053(1)	2,638,329
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	73,665
	Utica Community Schools, MI, GO,
2,755,000	(Q-SBLF) 5.00%, 05/01/2036	3,160,450
1,500,000	(Q-SBLF) 5.00%, 05/01/2037	1,714,699
1,230,000	(Q-SBLF) 5.00%, 05/01/2038	1,404,691
1,515,000	(Q-SBLF) 5.00%, 05/01/2039	1,722,766
2,465,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	2,485,866
		79,045,441
	Minnesota - 0.4%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 4.00%, 02/01/2027	1,190,254
1,896,894	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,649,208
	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,081,066
1,000,000	5.00%, 01/01/2036	1,078,923
1,000,000	5.00%, 01/01/2037	1,076,193
1,750,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	1,705,278
340,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 1.55%, 07/01/2025	331,495
		8,112,417
	Mississippi - 0.3%
	State of Mississippi Gaming Tax, MS, Rev
1,000,000	5.00%, 10/15/2025	1,019,867

158

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Mississippi - 0.3% - (continued)
$ 2,450,000	5.00%, 10/15/2029	$ 2,480,920
2,600,000	5.00%, 10/15/2037	2,684,067
		6,184,854
	Missouri - 0.3%
	City of St Louis Airport, MO, Rev
540,000	5.00%, 07/01/2030	573,225
1,000,000	(AGM) 5.00%, 07/01/2038	1,135,483
1,900,000	(AGM) 5.00%, 07/01/2039	2,145,197
1,000,000	(AGM) 5.00%, 07/01/2047	1,026,188
1,255,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,267,795
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(6)	90,000
		6,237,888
	Montana - 0.2%
	Montana Board of Housing, MT, Rev
175,000	3.50%, 12/01/2042	173,637
845,000	4.00%, 12/01/2043	844,633
2,500,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2028	2,573,376
		3,591,646
	Nebraska - 1.1%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049(1)	1,001,845
210,000	5.00%, 09/01/2025	212,831
3,325,000	5.00%, 09/01/2028	3,477,696
1,530,000	5.00%, 09/01/2033	1,649,264
3,890,000	5.00%, 09/01/2042	4,272,114
5,115,000	5.00%, 05/01/2054(1)	5,403,165
4,300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	4,181,913
		20,198,828
	Nevada - 0.7%
	City of Las Vegas Special Improvement Dist Nos. 808 & 810, NV, Special Assessment
240,000	5.00%, 06/01/2027	240,110
260,000	5.00%, 06/01/2028	260,110
460,000	5.00%, 06/01/2029	460,152
	City of North Las Vegas, NV, Special Assessment
445,000	4.50%, 06/01/2039	441,317
680,000	4.63%, 06/01/2043	671,111
915,000	4.63%, 06/01/2049	885,946
250,000	City of Reno, NV, Rev 5.00%, 06/01/2026	256,147
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	850,465
1,000,000	5.00%, 06/15/2028	1,058,429
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,957,881
400,000	5.00%, 07/01/2031	400,358
365,000	5.00%, 07/01/2032	365,325
300,000	5.00%, 07/01/2033	300,265
475,000	5.00%, 07/01/2034	475,417
2,995,000	5.00%, 07/01/2037	3,343,775
750,000	5.00%, 07/01/2043	782,028
		12,748,836
	New Hampshire - 0.1%
1,320,000	New Hampshire Business Finance Auth, NH, Rev 4.00%, 01/01/2041	1,196,742
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	New Jersey - 1.5%
	New Jersey Educational Facs Auth, NJ, Rev,
$ 500,000	(AGM) 5.00%, 07/01/2035	$ 581,436
500,000	(AGM) 5.00%, 07/01/2036	579,071
1,000,000	(AGM) 5.00%, 07/01/2040	1,139,661
1,345,000	(AGM) 5.00%, 07/01/2041	1,519,120
1,500,000	(AGM) 5.00%, 07/01/2042	1,687,941
1,000,000	New Jersey Health Care Facs Financing Auth, NJ, Rev 5.25%, 07/01/2054	1,099,262
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,448,303
1,000,000	5.00%, 12/01/2026	1,028,888
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AGM) 0.00%, 12/15/2032(5)	3,689,634
1,610,000	5.00%, 12/15/2024	1,620,744
	New Jersey Turnpike Auth, NJ, Rev
2,100,000	5.00%, 01/01/2034	2,445,557
6,780,000	5.00%, 01/01/2042(3)	7,549,070
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	3,022,901
		27,411,588
	New Mexico - 0.2%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,212,824
3,075,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	3,399,709
		4,612,533
	New York - 9.0%
785,000	City of New York, NY, GO 4.00%, 03/01/2038	799,960
7,500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	7,251,517
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(5)	329,728
1,000,000	5.00%, 11/15/2030	1,100,965
1,025,000	5.00%, 11/15/2032	1,122,876
845,000	5.00%, 11/15/2036	873,708
9,005,000	5.00%, 11/15/2045(1)	9,700,767
1,025,000	5.00%, 11/15/2048	1,076,095
4,730,000	5.00%, 11/15/2052	4,904,255
1,335,000	New York City Housing Dev Corp., NY, Rev 4.50%, 02/15/2048	1,332,760
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AGM) 3.00%, 01/01/2039	2,406,919
1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (ST AID WITHHLDG) 5.00%, 07/15/2026	1,029,384
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
3,000,000	4.00%, 11/01/2036	3,076,542
1,525,000	4.00%, 11/01/2037	1,552,482
3,460,000	4.00%, 05/01/2038	3,523,630
2,995,000	5.00%, 05/01/2036	3,220,946
	New York City Transitional Finance Auth, NY, Rev
5,000,000	5.00%, 05/01/2035	5,756,830
4,000,000	5.00%, 05/01/2036	4,587,207
2,800,000	5.00%, 05/01/2037	3,205,036
1,750,000	5.00%, 02/01/2038	2,002,511
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,110,965
2,145,000	1.20%, 11/15/2028	1,869,589
2,035,000	2.75%, 02/15/2044	1,547,680

159

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	New York - 9.0% - (continued)
$ 14,775,000	5.00%, 11/15/2044(2)	$ 14,789,088
2,300,000	5.15%, 11/15/2034(2)	2,305,857
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	23,370,660
2,500,000	5.00%, 03/15/2033	2,587,164
4,000,000	5.00%, 03/15/2036	4,226,122
1,195,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2037	1,353,202
1,000,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2039	1,120,879
4,000,000	5.00%, 03/15/2043	4,121,588
	New York State Thruway Auth, NY, Rev
1,000,000	4.00%, 01/01/2037	999,931
905,000	5.00%, 01/01/2038	1,047,927
5,000,000	New York State Urban Dev Corp., NY, Rev 4.00%, 03/15/2038	5,109,578
	New York Transportation Dev Corp., NY, Rev
265,000	5.00%, 12/01/2025	269,268
4,990,000	(AGM) 5.00%, 06/30/2049	5,208,537
3,335,000	6.00%, 04/01/2035	3,761,606
	Port Auth of New York & New Jersey, NY, Rev
2,750,000	5.00%, 10/15/2025	2,758,738
1,000,000	5.00%, 10/15/2028	1,015,090
2,635,000	5.00%, 10/15/2035	2,669,473
1,000,000	5.00%, 01/15/2036	1,084,627
1,500,000	5.00%, 12/01/2036	1,633,318
1,125,000	5.00%, 01/15/2037	1,215,240
1,460,000	5.00%, 12/01/2037	1,583,199
1,000,000	5.00%, 01/15/2038	1,076,987
4,500,000	5.00%, 11/01/2038	4,728,305
1,000,000	5.00%, 12/01/2038	1,078,371
1,455,000	5.00%, 08/01/2039	1,553,902
1,880,000	5.25%, 08/01/2040	2,044,646
1,330,000	State of New York Mortgage Agency, NY, Rev 3.25%, 10/01/2024	1,329,447
2,340,000	Town of Oyster Bay, NY, GO, (BAM) 5.00%, 08/15/2024	2,341,809
	Triborough Bridge & Tunnel Auth, NY, Rev
1,325,000	0.00%, 11/15/2031(5)	999,851
3,750,000	5.00%, 11/15/2041	4,162,173
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,050,218
	Westchester County Local Dev Corp., NY, Rev
750,000	5.00%, 07/01/2038	822,541
1,000,000	(AGM) 5.75%, 11/01/2049	1,116,882
		169,918,576
	North Carolina - 0.6%
	North Carolina Housing Finance Agency, NC, Rev,
690,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	618,675
905,000	4.00%, 07/01/2047	904,573
1,340,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	1,462,456
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	242,075
565,000	5.00%, 01/01/2027	565,867
795,000	5.00%, 01/01/2028	795,460
275,000	5.00%, 01/01/2029	275,204
1,050,000	5.00%, 01/01/2039	1,005,210
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	North Carolina - 0.6% - (continued)
$ 3,670,000	5.00%, 01/01/2044	$ 3,694,398
1,000,000	Raleigh Durham Airport Auth, NC, Rev 5.00%, 05/01/2030	1,033,102
		10,597,020
	North Dakota - 0.2%
2,895,000	North Dakota Housing Finance Agency, ND, Rev 6.25%, 01/01/2055	3,241,809
	Ohio - 2.2%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	1,008,498
500,000	5.00%, 02/15/2025	505,378
300,000	5.00%, 02/15/2026	309,241
	Buckeye Tobacco Settlement Financing Auth, OH, Rev
26,985,000	0.00%, 06/01/2057(5)	2,530,669
8,085,000	5.00%, 06/01/2055	7,487,236
380,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2030	416,754
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	457,247
6,565,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	6,676,216
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	5,626,082
	Ohio Higher Educational Facility Commission, OH, Rev
3,200,000	5.00%, 07/01/2036	3,656,825
2,800,000	5.00%, 07/01/2037	3,185,157
	Ohio Housing Finance Agency, OH, Rev,
2,440,000	(FHLMC), (FNMA), (GNMA) 3.25%, 09/01/2052	2,392,729
3,125,000	4.50%, 03/01/2050	3,149,771
	Port of Greater Cincinnati Dev Auth, OH, Rev,
400,000	(AGM) 5.25%, 12/01/2048	435,119
510,000	(AGM) 5.25%, 12/01/2053	550,165
500,000	(AGM) 5.25%, 12/01/2058	538,264
400,000	(AGM) 5.25%, 12/01/2063	430,611
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	1,858,731
115,000	Summit County Dev Finance Auth, OH, Rev 5.50%, 12/01/2043	125,438
		41,340,131
	Oklahoma - 0.4%
	Canadian County Educational Facs Auth, OK, Rev
2,680,000	5.00%, 09/01/2032	2,978,546
1,030,000	5.00%, 09/01/2033	1,153,640
	Grand River Dam Auth, OK, Rev
1,040,000	5.00%, 06/01/2041	1,171,331
1,390,000	5.00%, 06/01/2042	1,557,492
		6,861,009
	Oregon - 2.3%
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(7)	1,769,886
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	1,530,805
405,000	(SCH BD GTY) 0.00%, 06/15/2037(5)	237,387
500,000	(SCH BD GTY) 0.00%, 06/15/2039(5)	261,779
8,200,000	Clackamas County School Dist No. 12 North Clackamas, OR, GO, (SCH BD GTY) 0.00%, 06/15/2040(5)	4,044,503

160

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Oregon - 2.3% - (continued)
$ 10,420,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(5)	$ 2,812,663
625,000	Jackson County School Dist No. 4, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(5)	415,752
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(5)	633,956
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(5)	480,537
2,500,000	Oregon Health & Science University, OR, Rev 4.00%, 07/01/2046	2,453,601
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	3,023,849
4,000,000	4.00%, 07/01/2036	4,007,948
1,000,000	5.00%, 07/01/2031	1,000,567
750,000	5.00%, 07/01/2032	750,417
3,650,000	5.00%, 07/01/2035	3,992,396
2,200,000	5.00%, 07/01/2036	2,396,265
2,000,000	5.00%, 07/01/2037	2,169,460
1,790,000	5.00%, 07/01/2038	1,936,999
2,800,000	5.00%, 07/01/2044	2,886,063
	Salem Hospital Facility Auth, OR, Rev
910,000	5.00%, 05/15/2038	919,310
720,000	5.00%, 05/15/2048	700,417
2,120,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	2,129,215
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	951,117
1,600,000	(SCH BD GTY) 0.00%, 06/15/2037(5)	974,003
1,790,000	(SCH BD GTY) 0.00%, 06/15/2038(5)	1,034,208
		43,513,103
	Pennsylvania - 4.3%
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AGM) 5.00%, 01/01/2035	2,194,414
1,000,000	(AGM) 5.25%, 01/01/2036	1,114,272
225,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	227,091
	City of Philadelphia Water & Wastewater, PA, Rev
930,000	5.00%, 11/01/2029	980,490
1,690,000	(AGM) 5.00%, 09/01/2036	1,940,991
2,680,000	(AGM) 5.00%, 09/01/2037	3,067,786
1,135,000	(AGM) 5.00%, 09/01/2038	1,291,712
12,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	13,041,655
	Commonwealth Financing Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,316,738
125,000	5.00%, 06/01/2028	133,480
1,070,000	5.00%, 06/01/2029	1,142,817
145,000	5.00%, 06/01/2031	154,905
	Doylestown Hospital Auth, PA, Rev
555,000	5.00%, 07/01/2031(2)	577,536
2,015,000	5.38%, 07/01/2039(2)	2,121,741
2,000,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2034	2,292,099
2,410,000	Harrisburg School Dist, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 11/15/2026	2,516,953
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Pennsylvania - 4.3% - (continued)
$ 2,000,000	Hempfield Area School Dist, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 03/15/2048	$ 2,141,694
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AGM) 4.00%, 07/01/2039	1,006,674
2,290,000	(AGM) 5.00%, 07/01/2036	2,479,164
2,415,000	(AGM) 5.00%, 07/01/2037	2,614,211
515,000	Lancaster County Hospital Auth, PA, Rev 5.00%, 07/01/2025	514,932
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	995,604
1,750,000	4.00%, 07/01/2056	1,357,130
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,791,651
2,455,000	5.00%, 12/01/2046	2,471,494
	Pennsylvania Economic Dev Financing Auth, PA, Rev,
1,035,000	(AGM) 5.00%, 01/01/2038	1,124,375
1,205,000	(AGM) 5.00%, 01/01/2039	1,299,082
1,210,000	(AGM) 5.00%, 01/01/2040	1,299,097
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029	511,280
500,000	5.00%, 06/01/2033	539,688
	Pennsylvania Higher Educational Facs Auth, PA, Rev
1,500,000	5.00%, 05/01/2025	1,516,050
920,000	5.00%, 05/01/2032	942,461
2,780,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,938,664
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	516,570
755,000	5.00%, 12/01/2042	784,206
1,885,000	5.25%, 12/01/2052	2,052,861
195,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM) 5.00%, 09/01/2032	212,071
	School Dist of Philadelphia, PA, GO,
1,200,000	(ST AID WITHHLDG) 5.00%, 09/01/2024	1,201,545
2,415,000	(ST AID WITHHLDG) 5.00%, 09/01/2025	2,458,863
1,000,000	(ST AID WITHHLDG) 5.00%, 09/01/2027	1,048,246
1,100,000	(ST AID WITHHLDG) 5.00%, 09/01/2031	1,177,284
1,060,000	(ST AID WITHHLDG) 5.00%, 09/01/2032	1,138,353
1,245,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,416,336
2,255,000	(ST AID WITHHLDG) 5.25%, 09/01/2037	2,589,030
	School Dist of the City of Erie, PA, GO,
2,440,000	(AGM), (ST AID WITHHLDG) 5.00%, 04/01/2028	2,580,176
105,000	(AGM), (ST AID WITHHLDG) 5.00%, 04/01/2029	112,392
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	1,540,576
		81,486,440
	Puerto Rico - 2.1%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,961,667
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,331,000	0.00%, 07/01/2029(5)	5,261,028
10,000,000	4.33%, 07/01/2040	9,912,246
4,750,000	5.00%, 07/01/2058	4,769,901
		39,904,842

161

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Rhode Island - 1.2%
	Rhode Island Health & Educational Building Corp., RI, Rev,
$ 2,700,000	(AGM) 5.00%, 05/15/2027	$ 2,739,714
2,020,000	(AGM) 5.00%, 05/15/2028	2,126,388
2,000,000	5.00%, 05/15/2036	2,244,420
1,200,000	5.00%, 05/15/2038	1,330,481
2,335,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2038(3)	2,662,495
4,165,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2039(3)	4,711,443
1,800,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2040(3)	2,018,250
2,490,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2041(3)	2,770,002
1,210,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2042(3)	1,339,204
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	234,193
1,000,000	5.00%, 12/01/2028	1,053,171
		23,229,761
	South Carolina - 2.0%
4,135,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(5)	1,205,168
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,927,429
	South Carolina Jobs-Economic Dev Auth, SC, Rev
4,355,000	5.00%, 05/01/2029	4,570,935
2,000,000	5.00%, 11/01/2038	2,265,345
1,375,000	5.00%, 05/01/2048	1,395,136
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,421,183
1,240,000	5.00%, 07/01/2029	1,316,843
1,100,000	5.00%, 07/01/2030	1,165,753
3,190,000	5.00%, 07/01/2031	3,379,557
1,900,000	5.00%, 07/01/2032	1,990,622
1,000,000	5.00%, 07/01/2033	1,047,375
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,544,806
1,000,000	5.00%, 12/01/2026	1,041,572
1,460,000	5.00%, 12/01/2031	1,586,579
1,400,000	5.00%, 12/01/2032	1,520,409
4,905,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	5,305,060
		36,683,772
	South Dakota - 0.6%
	South Dakota Housing Dev Auth, SD, Rev
3,555,000	3.00%, 11/01/2052	3,458,388
360,000	3.50%, 11/01/2046	358,510
230,000	4.00%, 11/01/2047	229,883
1,405,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	1,502,203
5,970,000	(FHLMC), (FNMA), (GNMA) 6.00%, 11/01/2054	6,442,872
		11,991,856
	Tennessee - 0.8%
2,625,000	Cleveland Health & Educational Facs Board, TN, Rev 4.25%, 08/15/2054	2,514,744
	Knox County Health Educational & Housing Facility Board, TN, Rev,
1,000,000	(BAM) 5.50%, 07/01/2054	1,092,996
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Tennessee - 0.8% - (continued)
$ 1,000,000	(BAM) 5.50%, 07/01/2059	$ 1,084,493
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
2,940,000	5.00%, 07/01/2031	3,239,150
415,000	5.00%, 07/01/2033	468,492
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,125,420
1,000,000	5.50%, 07/01/2039	1,118,749
570,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	582,852
	Tennessee Housing Dev Agency, TN, Rev
405,000	3.50%, 07/01/2045	402,528
1,165,000	3.50%, 01/01/2047	1,158,532
1,450,000	4.00%, 01/01/2049	1,448,637
		14,236,593
	Texas - 10.1%
	Arlington Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD) 5.00%, 08/15/2027	1,000,616
1,080,000	(PSF-GTD) 5.00%, 02/15/2035	1,198,527
1,250,000	(PSF-GTD) 5.00%, 02/15/2036	1,383,673
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,100,648
2,505,000	(PSF-GTD) 5.00%, 08/15/2038	2,762,784
2,000,000	Board of Regents of the University of Texas System, TX, Rev 4.00%, 08/15/2049	1,959,431
1,050,000	Boerne Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2054(1)	1,077,708
3,000,000	Canton Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,873,149
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	737,152
1,000,000	5.00%, 01/01/2033	1,092,510
1,000,000	5.00%, 01/01/2036	1,088,112
1,000,000	5.00%, 01/01/2046	1,056,568
	Central Texas Turnpike System, TX, Rev
5,925,000	5.00%, 08/15/2037(3)	6,533,158
4,640,000	5.00%, 08/15/2038(3)	5,250,285
1,000,000	City of Arlington, TX, Special Tax, (AGM) 5.00%, 02/15/2034	1,005,458
	City of Austin Airport System, TX, Rev
595,000	5.00%, 11/15/2026	614,569
1,125,000	5.00%, 11/15/2028	1,154,892
560,000	5.00%, 11/15/2030	574,878
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,015,734
1,075,000	4.00%, 08/15/2033	1,063,664
1,250,000	4.00%, 08/15/2034	1,227,915
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,060,000	(AGM), (AMBAC) 0.00%, 09/01/2025(5)	1,020,949
1,285,000	(AGM), (AMBAC) 0.00%, 09/01/2030(5)	1,026,300
330,000	(AMBAC) 0.00%, 09/01/2033(5)	230,108
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049(1)	3,575,381
1,355,000	5.00%, 02/01/2038	1,506,366
1,170,000	5.00%, 02/01/2039	1,327,597
	Clear Creek Independent School Dist, TX, GO,
2,550,000	(PSF-GTD) 0.28%, 02/15/2038(1)	2,547,115

162

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Texas - 10.1% - (continued)
$ 3,530,000	(PSF-GTD) 3.60%, 02/15/2035(1)	$ 3,541,513
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD) 4.00%, 08/15/2029	1,018,694
1,050,000	(PSF-GTD) 4.00%, 08/15/2030	1,062,640
500,000	(PSF-GTD) 4.00%, 08/15/2031	505,939
1,000,000	(PSF-GTD) 5.00%, 08/15/2037	1,123,564
1,000,000	(PSF-GTD) 5.00%, 08/15/2038	1,117,955
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD) 5.00%, 02/15/2036	2,458,469
1,120,000	(PSF-GTD) 5.00%, 02/15/2037	1,277,556
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,027,324
	Dallas Fort Worth International Airport, TX, Rev
1,000,000	5.00%, 11/01/2024	1,004,652
10,000,000	5.00%, 11/01/2031	10,863,541
5,000,000	Duncanville Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2049	5,460,247
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,518,250
1,500,000	Grapevine-Colleyville Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	1,527,909
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,198,103
	Harris County-Houston Sports Auth, TX, Rev
2,640,000	5.00%, 11/15/2030	2,648,793
500,000	5.00%, 11/15/2032	500,942
2,950,000	5.00%, 11/15/2034	2,954,124
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	541,439
1,000,000	5.00%, 12/01/2035	1,079,390
1,000,000	5.00%, 12/01/2036	1,074,545
	Katy Independent School Dist, TX, GO,
1,725,000	(PSF-GTD) 5.00%, 02/15/2043	1,910,335
1,315,000	(PSF-GTD) 5.00%, 02/15/2044	1,452,542
	Kerrville Health Facs Dev Corp., TX, Rev
1,300,000	5.00%, 08/15/2024	1,300,617
1,500,000	5.00%, 08/15/2035	1,510,733
1,250,000	Lamar Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054(3)	1,193,160
1,000,000	Longview Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2049(3)	969,806
	New Hope Cultural Education Facs Finance Corp., TX, Rev
3,375,000	5.00%, 11/01/2031	3,195,147
1,000,000	5.00%, 11/01/2046	825,749
	North Texas Tollway Auth, TX, Rev
10,000,000	4.13%, 01/01/2040	10,083,749
1,200,000	5.00%, 01/01/2035	1,225,585
2,500,000	Northwest Independent School Dist, TX, GO, (PSF-GTD) 3.45%, 08/01/2054(1)	2,515,616
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/15/2037	1,139,720
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,133,309
	Richardson Independent School Dist, TX, GO,
450,000	(PSF-GTD) 5.00%, 02/15/2037	513,304
700,000	(PSF-GTD) 5.00%, 02/15/2038	794,601
1,200,000	(PSF-GTD) 5.00%, 02/15/2039	1,357,310
	Sherman Independent School Dist, TX, GO,
4,000,000	(PSF-GTD) 5.00%, 02/15/2041	4,448,417
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Texas - 10.1% - (continued)
$ 3,510,000	(PSF-GTD) 5.00%, 02/15/2042	$ 3,891,677
4,490,000	(PSF-GTD) 5.00%, 02/15/2043	4,947,255
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2034	1,219,997
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2026	1,009,031
	State of Texas, TX, GO
18,990,000	3.56%, 12/01/2050(1)	18,990,000
1,500,000	4.00%, 08/01/2029	1,505,079
1,085,000	4.00%, 08/01/2030	1,088,044
2,575,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 10/01/2034	2,582,544
	Texas Department of Housing & Community Affairs, TX, Rev,
1,500,000	(GNMA) 2.25%, 07/01/2041	1,102,366
4,770,000	(GNMA) 3.00%, 03/01/2050	3,663,237
1,080,000	Texas Department of Transportation State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,055,296
1,560,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,608,913
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,910,092
3,230,000	5.00%, 12/15/2032	3,487,882
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	940,255
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD) 3.88%, 02/15/2036	3,190,063
		190,272,267
	Utah - 0.5%
490,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	493,523
	Utah Housing Corp., UT, Rev,
755,000	(FHA) 4.00%, 01/01/2045	754,481
4,930,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2053	5,317,058
2,960,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	3,274,336
		9,839,398
	Vermont - 0.0%
	Vermont Housing Finance Agency, VT, Rev
350,000	4.00%, 11/01/2046	347,530
405,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2048	403,401
		750,931
	Virginia - 2.1%
	Arlington County Industrial Dev Auth, VA, Rev
880,000	5.00%, 07/01/2030	964,831
5,295,000	5.00%, 07/01/2053(1)	5,707,564
2,000,000	Hampton Roads Sanitation Dist, VA, Rev 5.00%, 07/01/2054(3)	2,183,206
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,966,290
1,175,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	1,180,244
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,955,840
2,500,000	7.00%, 09/01/2053	2,871,998

163

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Virginia - 2.1% - (continued)
$ 2,000,000	Virginia Commonwealth University Health System Auth, VA, Rev 5.25%, 07/01/2049	$ 2,211,522
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	2,970,995
1,250,000	4.00%, 07/01/2035	1,235,922
1,000,000	4.00%, 01/01/2036	985,849
1,100,000	4.00%, 01/01/2037	1,079,128
1,470,000	5.00%, 01/01/2027	1,515,149
3,490,000	5.00%, 07/01/2034	3,713,684
5,000,000	5.00%, 01/01/2036	5,309,215
2,000,000	5.00%, 12/31/2042	2,114,154
1,000,000	5.00%, 12/31/2047	1,040,628
		40,006,219
	Washington - 1.4%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NPFG) 0.00%, 06/01/2028(5)	1,813,811
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,098,168
4,415,000	Snohomish County School Dist No. 15 Edmonds, WA, GO, (SCH BD GTY) 5.00%, 12/01/2038	5,078,105
13,475,000	State of Washington, WA, GO 5.00%, 02/01/2040	13,568,840
2,000,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 03/01/2029	2,016,424
1,400,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2049(2)	1,199,362
		26,774,710
	West Virginia - 0.7%
13,000,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	13,027,733
	Wisconsin - 2.9%
	County of Milwaukee Airport, WI, Rev
1,295,000	5.00%, 12/01/2034	1,430,497
1,360,000	5.00%, 12/01/2037	1,488,901
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,271,009
1,530,000	(AGM) 4.00%, 07/01/2050	1,454,888
2,165,000	4.00%, 10/01/2051	1,924,587
680,000	5.00%, 09/01/2025(2)	681,952
2,940,000	(AGM) 5.00%, 07/01/2035	3,083,431
1,050,000	(AGM) 5.00%, 07/01/2036	1,098,895
2,875,000	5.00%, 10/01/2043(2)	2,876,943
2,340,000	5.00%, 10/01/2044	2,432,061
2,000,000	5.00%, 10/01/2048(2)	1,947,865
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,060,000	4.00%, 04/01/2036	1,083,449
1,595,000	4.00%, 04/01/2039	1,607,357
2,000,000	5.00%, 04/01/2049	2,167,321
2,200,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2031(5)	1,666,674
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,200,000	4.00%, 08/15/2051	989,142
1,700,000	4.00%, 08/15/2055	1,380,680
3,000,000	5.00%, 11/15/2027	3,010,042
1,700,000	5.00%, 12/01/2028	1,704,015
7,275,000	5.00%, 11/01/2039	6,894,957
1,000,000	5.00%, 11/01/2054	848,864
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Wisconsin - 2.9% - (continued)
$ 1,000,000	5.75%, 08/15/2054		$ 1,059,419
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev
415,000	4.00%, 09/01/2045		414,256
3,125,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055		3,411,975
885,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD) 0.50%, 11/01/2050(1)		875,326
			53,804,506
	Wyoming - 0.1%
	Wyoming Community Dev Auth, WY, Rev
335,000	4.00%, 12/01/2046		334,831
700,000	6.00%, 12/01/2054		765,168
			1,099,999
	Total Municipal Bonds (cost $1,808,847,566)		$ 1,790,559,524
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,827,014	3.15%, 10/15/2036		$ 2,525,742
	Total U.S. Government Agencies (cost $2,875,902)		$ 2,525,742
	Total Long-Term Investments (cost $1,811,723,468)		$ 1,793,085,266
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
22,353,791	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $22,357,107; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $22,801,028		$ 22,353,791
	Total Short-Term Investments (cost $22,353,791)		$ 22,353,791
	Total Investments (cost $1,834,077,259)	96.7%	$ 1,815,439,057
	Other Assets and Liabilities	3.3%	61,512,028
	Net Assets	100.0%	$ 1,876,951,085
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

164

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $43,828,324, representing 2.3% of net assets.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $45,735,184 at July 31, 2024.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 1,790,559,524	$ —	$ 1,790,559,524	$ —
U.S. Government Agencies	2,525,742	—	2,525,742	—
Short-Term Investments	22,353,791	—	22,353,791	—
Total	$ 1,815,439,057	$ —	$ 1,815,439,057	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
165

Hartford Municipal Short Duration Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.7%
	Alabama - 8.5%
	Black Belt Energy Gas Dist, AL, Rev
$ 100,000	5.00%, 06/01/2027	$ 103,059
400,000	5.25%, 12/01/2027	416,639
300,000	5.25%, 12/01/2028	315,732
275,000	5.25%, 05/01/2055(1)	300,929
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	403,219
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	524,893
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	520,148
250,000	State of Alabama Docks Department, AL, Rev, (AGM) 5.00%, 10/01/2024	250,428
350,000	Troy University, AL, Rev, (BAM) 5.00%, 11/01/2024	351,372
		3,186,419
	California - 4.4%
130,000	Bay Area Toll Auth, CA, Rev 3.91%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(2)	128,086
	California Community Choice Financing Auth, CA, Rev
400,000	4.00%, 08/01/2025	401,050
95,000	5.00%, 12/01/2053(1)	100,284
200,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2025	201,813
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	98,533
125,000	4.00%, 09/01/2026	125,261
120,000	4.00%, 09/01/2027	120,538
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	103,625
350,000	Southern California Public Power Auth, CA, Rev 5.00%, 09/01/2030	374,029
		1,653,219
	Colorado - 1.9%
200,000	Colorado Health Facs Auth, CO, Rev 5.00%, 11/01/2028	214,175
70,000	E-470 Public Highway Auth, CO, Rev 3.92%, 09/01/2039, 1 mo. USD SOFR + 0.35%(2)	70,005
	Regional Transportation Dist, CO, Rev
325,000	5.00%, 01/15/2025	326,943
60,000	5.00%, 07/15/2025	60,779
30,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	29,390
		701,292
	Connecticut - 1.3%
65,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	65,001
	Connecticut State Health & Educational Facs Auth, CT, Rev
230,000	1.10%, 07/01/2049(1)	226,588
180,000	2.80%, 07/01/2048(1)	178,714
		470,303
	District of Columbia - 1.4%
500,000	Metropolitan Washington Airports Auth Aviation, DC, Rev 5.00%, 10/01/2029	533,324
	Florida - 3.2%
175,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2024	175,236
50,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2024	50,108
135,000	County of Osceola Transportation, FL, Rev 5.00%, 10/01/2025	136,814
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
	Florida - 3.2% - (continued)
$ 125,000	Florida Dev Finance Corp., FL, Rev 5.00%, 04/01/2025	$ 126,061
15,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	15,033
360,000	Miami-Dade County Expressway Auth, FL, Rev, (BAM) 5.00%, 07/01/2025	360,533
145,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2024	144,478
75,000	Village Community Dev Dist No. 13, FL, Special Assessment 1.80%, 05/01/2026	72,834
100,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.25%, 05/01/2028(3)	101,075
		1,182,172
	Georgia - 4.3%
	Main Street Natural Gas, Inc., GA, Rev
50,000	4.00%, 08/01/2049(1)	50,030
855,000	4.00%, 03/01/2050(1)	858,093
200,000	5.00%, 03/01/2026	203,271
300,000	5.50%, 09/15/2025	305,524
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 07/01/2025	101,507
100,000	(AGM) 5.00%, 07/01/2029	107,923
		1,626,348
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	103,947
	Illinois - 12.4%
40,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(4)	39,364
	Chicago Board of Education, IL, GO,
150,000	(NPFG) 0.00%, 12/01/2024(4)	148,131
110,000	(NPFG) 5.50%, 12/01/2026	112,559
500,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2029	527,860
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	313,609
300,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2026	307,147
75,000	Illinois Finance Auth, IL, Rev 5.00%, 05/15/2050(1)	75,048
95,000	Illinois Housing Dev Auth, IL, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	101,494
85,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2037	85,479
100,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM) 5.00%, 12/01/2026	103,816
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
225,000	(AGM) 0.00%, 02/01/2025(4)	221,054
205,000	(AGM) 5.00%, 02/01/2027	214,015
80,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2024	80,509
135,000	Regional Transportation Auth, IL, Rev, (NPFG) 6.50%, 07/01/2026	141,093
120,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	125,172
225,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AGM) 5.00%, 01/01/2028	236,992
	State of Illinois Sales Tax, IL, Rev
70,000	5.00%, 06/15/2026	72,343
400,000	5.00%, 06/15/2027	409,095
	State of Illinois, IL, GO
300,000	5.00%, 11/01/2025	306,576
250,000	5.00%, 03/01/2026	256,790
740,000	5.00%, 11/01/2028	777,092
		4,655,238

166

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
	Indiana - 1.4%
$ 500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	$ 516,594
	Louisiana - 0.3%
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.23%, 05/01/2043, 1 mo. USD SOFR + 0.50%(2)	99,653
	Maine - 0.7%
250,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 5.00%, 07/01/2025	254,243
	Massachusetts - 1.4%
	Massachusetts Dev Finance Agency, MA, Rev
100,000	4.21%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	99,978
410,000	5.00%, 07/01/2025	414,908
		514,886
	Michigan - 1.2%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2026	243,239
200,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2030	217,150
		460,389
	Minnesota - 1.4%
500,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 5.00%, 01/01/2030(5)	533,625
	Mississippi - 0.8%
280,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2026	285,983
	Nebraska - 2.3%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(1)	370,683
100,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	97,254
80,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	79,924
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	308,501
		856,362
	Nevada - 1.0%
	Clark County School Dist, NV, GO
100,000	5.00%, 06/15/2025	101,725
270,000	5.00%, 06/15/2026	280,215
		381,940
	New Jersey - 2.9%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	58,670
100,000	5.00%, 11/01/2028	107,743
	New Jersey Transportation Trust Fund Auth, NJ, Rev
415,000	0.00%, 12/15/2026(4)	382,643
40,000	5.00%, 12/15/2024	40,267
300,000	New Jersey Turnpike Auth, NJ, Rev, (AGM) 5.25%, 01/01/2026(6)	306,858
100,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	101,667
70,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2025	70,874
		1,068,722
	New Mexico - 0.9%
	New Mexico Mortgage Finance Auth, NM, Rev,
30,000	(FHLMC), (FNMA), (GNMA) 3.75%, 03/01/2048	29,840
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
	New Mexico - 0.9% - (continued)
$ 265,000	(FHLMC), (FNMA), (GNMA) 3.75%, 01/01/2050	$ 263,407
60,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	59,943
		353,190
	New York - 4.4%
	Metropolitan Transportation Auth, NY, Rev
265,000	5.00%, 11/15/2024	266,513
150,000	5.00%, 11/15/2027	155,700
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	160,326
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	316,204
200,000	5.00%, 12/01/2026	205,767
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	544,110
		1,648,620
	North Carolina - 0.1%
35,000	North Carolina Medical Care Commission, NC, Rev 4.25%, 10/01/2028	35,192
	North Dakota - 1.4%
	North Dakota Housing Finance Agency, ND, Rev
30,000	3.50%, 07/01/2046	29,773
360,000	3.75%, 07/01/2050	357,910
120,000	6.25%, 01/01/2055	134,376
		522,059
	Ohio - 2.7%
300,000	American Municipal Power, Inc.,OH, Rev 5.00%, 02/15/2030(5)	329,486
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	455,356
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	145,545
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	68,121
		998,508
	Oregon - 0.2%
60,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	60,166
35,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	34,756
		94,922
	Pennsylvania - 3.4%
100,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	100,929
110,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(3)	114,467
	Pennsylvania Economic Dev Financing Auth, PA, Rev
50,000	5.00%, 05/15/2025	50,720
200,000	(AGM) 5.00%, 01/01/2029	211,832
470,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2025	475,029
215,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	210,502
100,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2029	107,400
		1,270,879
	Puerto Rico - 1.9%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	521,580
244,000	Puerto Rico Sales Tax Financing Corp., PR, Rev 0.00%, 07/01/2029(4)	202,763
		724,343

167

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
	Rhode Island - 1.8%
$ 300,000	Rhode Island Health & Educational Building Corp., RI, Rev, (AGM), (ST AID WITHHLDG) 5.00%, 05/15/2029(5)	$ 326,572
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	364,300
		690,872
	South Carolina - 0.2%
65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	66,327
	South Dakota - 0.6%
	South Dakota Housing Dev Auth, SD, Rev,
120,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2039	119,455
85,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	90,880
		210,335
	Tennessee - 2.4%
250,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2025	254,460
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	102,943
	Tennessee Housing Dev Agency, TN, Rev
445,000	1.25%, 01/01/2026	425,178
30,000	3.50%, 07/01/2045	29,817
50,000	3.50%, 01/01/2047	49,733
50,000	3.50%, 01/01/2048	49,644
		911,775
	Texas - 15.0%
	Central Texas Turnpike System, TX, Rev,
870,000	(AMBAC) 0.00%, 08/15/2026(4)	808,486
100,000	5.00%, 08/15/2024	100,057
250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	254,738
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	351,461
	City of Houston Hotel Occupancy Tax & Special, TX, Rev
40,000	4.00%, 09/01/2024	40,017
30,000	4.00%, 09/01/2026	30,395
1,000,000	City of Houston, TX, GO 5.00%, 03/01/2027	1,051,566
95,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	92,174
290,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	290,000
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2030	164,960
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	105,547
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	520,979
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	277,529
750,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.50%, 07/01/2052	732,891
425,000	Texas Department of Transportation State Highway Fund, TX, Rev 0.43%, 04/01/2025	415,279
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	362,660
		5,598,739
	Utah - 0.3%
130,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	130,935
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
	Virginia - 0.3%
$ 30,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027		$ 30,134
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029		72,727
			102,861
	Washington - 1.4%
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028		528,181
	West Virginia - 1.2%
450,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)		450,960
	Wisconsin - 5.2%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)		496,036
150,000	(AGM) 4.00%, 07/01/2025		150,325
225,000	(AGM) 4.00%, 07/01/2026		226,898
70,000	4.00%, 10/01/2027		70,121
500,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2031(4)		378,790
	Wisconsin Health & Educational Facs Auth, WI, Rev
180,000	3.79%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(2)		178,016
210,000	4.00%, 01/01/2025		208,923
200,000	5.00%, 11/01/2025		199,005
30,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD) 0.50%, 11/01/2050(1)		29,672
			1,937,786
	Wyoming - 0.2%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		76,517
	Total Municipal Bonds (cost $36,014,193)		$ 35,437,660
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
574,000	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $574,085; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $585,573		$ 574,000
	Total Short-Term Investments (cost $574,000)		$ 574,000
	Total Investments (cost $36,588,193)	96.2%	$ 36,011,660
	Other Assets and Liabilities	3.8%	1,426,132
	Net Assets	100.0%	$ 37,437,792
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

168

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $315,520, representing 0.8% of net assets.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,188,909 at July 31, 2024.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 35,437,660	$ —	$ 35,437,660	$ —
Short-Term Investments	574,000	—	574,000	—
Total	$ 36,011,660	$ —	$ 36,011,660	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
169

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
	Brazil - 0.9%
BRL 4,866,662	Brazil Notas do Tesouro Nacional 6.00%, 05/15/2035(1)	$ 847,361
	Mexico - 0.5%
MXN 9,190,098	Mexico Udibonos 4.00%, 11/03/2050(1)	412,699
	Total Foreign Government Obligations (cost $1,364,166)	$ 1,260,060
U.S. GOVERNMENT SECURITIES - 28.7%
	U.S. Treasury Securities - 28.7%
	U.S. Treasury Inflation-Indexed Bonds - 3.9%
$ 1,091,491	1.38%, 02/15/2044(1)	$ 957,609
367,275	1.75%, 01/15/2028(1)	364,194
403,489	2.00%, 01/15/2026(1)	398,600
381,538	2.38%, 01/15/2027(1)	382,710
343,746	2.50%, 01/15/2029(1)	352,802
159,238	3.38%, 04/15/2032(1)	176,401
368,925	3.63%, 04/15/2028(1)	390,032
429,833	3.88%, 04/15/2029(1)	467,857
		3,490,205
	U.S. Treasury Inflation-Indexed Notes - 24.8%
847,252	0.13%, 10/15/2025(1)	819,966
676,604	0.13%, 04/15/2026(1)	647,800
818,863	0.13%, 07/15/2026(1)	785,613
913,685	0.13%, 10/15/2026(1)	873,381
939,885	0.13%, 04/15/2027(1)	889,007
854,455	0.13%, 01/15/2030(1)	779,641
943,165	0.13%, 07/15/2030(1)	856,851
977,208	0.13%, 01/15/2031(1)	876,540
1,007,705	0.13%, 07/15/2031(1)	898,595
1,087,612	0.13%, 01/15/2032(1)	957,341
767,350	0.25%, 07/15/2029(1)	712,866
920,395	0.38%, 07/15/2025(1)	897,421
767,059	0.38%, 01/15/2027(1)	733,063
834,503	0.38%, 07/15/2027(1)	797,223
853,037	0.50%, 01/15/2028(1)	810,747
819,460	0.63%, 01/15/2026(1)	793,926
1,124,125	0.63%, 07/15/2032(1)	1,024,226
756,928	0.75%, 07/15/2028(1)	726,521
652,974	0.88%, 01/15/2029(1)	625,483
1,096,472	1.13%, 01/15/2033(1)	1,031,180
926,612	1.25%, 04/15/2028(1)	902,361
1,070,252	1.38%, 07/15/2033(1)	1,027,153
932,949	1.63%, 10/15/2027(1)	924,146
1,123,837	1.75%, 01/15/2034(1)	1,107,737
989,956	2.13%, 04/15/2029(1)	1,000,609
953,557	2.38%, 10/15/2028(1)	974,396
		22,473,793
	Total U.S. Government Securities (cost $25,474,234)	$ 25,963,998
COMMON STOCKS - 49.0%
	Capital Goods - 0.1%
9,700	Keppel Ltd.	$ 48,276
650	SHO-BOND Holdings Co. Ltd.	25,033
		73,309
	Consumer Durables & Apparel - 0.2%
654	Berkeley Group Holdings PLC	42,695
3,010	Sekisui House Ltd.(2)	75,420
20,817	Taylor Wimpey PLC	42,678
		160,793
	Consumer Services - 0.1%
1,021	Accor SA	39,291
Shares or Principal Amount		Market Value†
COMMON STOCKS - 49.0% - (continued)
	Consumer Services - 0.1% - (continued)
276	Hyatt Hotels Corp. Class A	$ 40,663
193	Marriott International, Inc. Class A	43,869
		123,823
	Energy - 15.4%
12,754	Advantage Energy Ltd.*	88,959
15,166	Antero Resources Corp.*	440,117
7,746	APA Corp.	241,598
255,031	BP PLC	1,507,516
6,782	Chesapeake Energy Corp.	517,670
6,439	Chevron Corp.	1,033,266
4,036	Chord Energy Corp.	692,777
22,687	Coterra Energy, Inc.	585,325
8,367	Eni SpA	133,870
1,346	EOG Resources, Inc.	170,673
12,560	EQT Corp.	433,446
9,429	Equinor ASA	249,682
20,689	Exxon Mobil Corp.	2,453,508
154,778	Gazprom PJSC*(3)	—
2,717	LUKOIL PJSC ADR*(3)	—
200	Novatek PJSC GDR*(3)	—
4,541	Ovintiv, Inc.	210,884
17,998	Parex Resources, Inc.	269,973
29,156	Petroleo Brasileiro SA ADR	416,056
86,266	Repsol SA	1,230,405
39,261	Serica Energy PLC	66,683
17,226	Shell PLC ADR	1,261,288
16,900	Surgutneftegas PJSC ADR*(3)	—
21,533	TotalEnergies SE	1,452,752
2,091	Tourmaline Oil Corp.	92,006
7,862	Viper Energy, Inc.	335,472
		13,883,926
	Equity Real Estate Investment Trusts (REITs) - 13.6%
3,735	Acadia Realty Trust REIT	80,826
7,498	American Assets Trust, Inc. REIT	198,847
4,677	American Healthcare, Inc. REIT	74,551
2,198	American Homes 4 Rent Class A, REIT	79,326
922	AvalonBay Communities, Inc. REIT	188,936
2,553	Big Yellow Group PLC REIT	39,703
437	Boardwalk REIT	24,688
2,947	Brixmor Property Group, Inc. REIT	75,060
2,683	CareTrust, Inc. REIT	72,334
6,509	Centerspace REIT	454,523
12	Comforia Residential, Inc. REIT	24,895
875	CubeSmart REIT	41,632
1,631	Derwent London PLC REIT	48,183
648	Digital Realty Trust, Inc. REIT	96,870
406	EastGroup Properties, Inc. REIT	75,918
60,423	Empire State Realty Trust, Inc. Class A, REIT	650,756
545	Equinix, Inc. REIT	430,681
3,922	Essential Properties Realty Trust, Inc. REIT	116,052
1,390	Essex Property Trust, Inc. REIT	386,920
922	Extra Space Storage, Inc. REIT	147,170
4,051	Goodman Group REIT	93,522
187,154	Hammerson PLC REIT	69,340
34,231	Host Hotels & Resorts, Inc. REIT	599,385
2,360	Independence Realty Trust, Inc. REIT	44,014
1,253	Invincible Investment Corp. REIT	567,546
1,103	Iron Mountain, Inc. REIT	113,124
26,053	Klepierre SA REIT	746,016
418	Lamar Advertising Co. Class A, REIT	50,101
48,304	Land Securities Group PLC REIT	395,002
933	Lineage, Inc. REIT*	81,992
2,738	Mid-America Apartment Communities, Inc. REIT	382,690
120	Nippon Building Fund, Inc. REIT	463,110
4,995	Omega Healthcare Investors, Inc. REIT	181,818

170

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 49.0% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 13.6% - (continued)
256	Orix J, Inc. REIT	$ 266,524
30,092	Pebblebrook Hotel Trust REIT	411,959
1,442	Phillips Edison & Co., Inc. REIT	50,614
2,565	Plymouth Industrial, Inc. REIT	61,355
2,077	Prologis, Inc. REIT	261,806
5,919	Ryman Hospitality Properties, Inc. REIT	594,919
29,345	Sabra Health Care, Inc. REIT	476,269
1,177	Sekisui House, Inc. REIT	621,943
47,541	Shaftesbury Capital PLC REIT	93,080
3,924	Simon Property Group, Inc. REIT	602,099
1,761	SL Green Realty Corp. REIT	117,353
30,420	Stockland REIT	91,881
1,663	Tanger, Inc. REIT	48,061
7,051	UDR, Inc. REIT	282,534
8,348	Unibail-Rodamco-Westfield REIT*	624,274
753	VICI Properties, Inc. REIT	23,539
2,222	Welltower, Inc. REIT	247,197
5,074	WP Carey, Inc. REIT	293,328
		12,264,266
	Food, Beverage & Tobacco - 2.2%
19,169	Archer-Daniels-Midland Co.	1,188,670
2,327	Bunge Global SA	244,870
3,030	Ingredion, Inc.	376,841
70,689	SLC Agricola SA	224,459
		2,034,840
	Health Care Equipment & Services - 0.1%
6,502	Brookdale Senior Living, Inc.*	50,260
	Materials - 10.4%
63,533	Alrosa PJSC*(3)	—
17,060	Anglo American Platinum Ltd.	662,191
7,667	Anglo American PLC	232,435
23,469	Antofagasta PLC	611,114
3,915	ArcelorMittal SA	89,147
15,262	Barrick Gold Corp.	282,767
11,936	BHP Group Ltd. Class DI	329,530
1,777	BlueScope Steel Ltd.	25,804
8,395	CF Industries Holdings, Inc.	641,294
6,644	Corteva, Inc.	372,728
5,634	Endeavour Mining PLC	123,971
930	Eramet SA	78,993
194,593	Ferrexpo PLC*	144,842
14,563	FMC Corp.	849,897
27,281	Fortescue Ltd.	339,453
2,192	Freeport-McMoRan, Inc.	99,539
42,655	Glencore PLC	236,686
81,194	Impala Platinum Holdings Ltd.	417,111
992	Kumba Iron Ore Ltd.	21,640
44,589	Lundin Mining Corp.	450,201
1,301	MMC Norilsk Nickel PJSC ADR*(3)	—
22,098	Mosaic Co.	657,857
2,517	Northam Platinum Holdings Ltd.	19,716
1,419	Nucor Corp.	231,212
18,985	Nutrien Ltd.	973,692
138,009	Perseus Mining Ltd.	229,949
204,048	Resolute Mining Ltd.*	87,653
4,497	Rio Tinto PLC	292,453
8,508	SSR Mining, Inc.	47,203
266	Steel Dynamics, Inc.	35,436
26,827	Vale SA ADR	291,073
19,551	Yara International ASA	556,937
		9,432,524
	Real Estate Management & Development - 2.2%
112,905	CK Asset Holdings Ltd.	431,418
25,700	Corp. Inmobiliaria Vesta SAB de CV	75,303
Shares or Principal Amount		Market Value†
COMMON STOCKS - 49.0% - (continued)
	Real Estate Management & Development - 2.2% - (continued)
3,869	CTP NV(4)	$ 67,785
525	Daito Trust Construction Co. Ltd.	63,136
17,992	Mitsubishi Estate Co. Ltd.	306,654
21,700	Mitsui Fudosan Co. Ltd.	224,809
2,423	Pandox AB	44,950
414	PSP Swiss Property AG	55,323
1,407	Sagax AB Class B	34,759
4,972	Swire Pacific Ltd. Class A	42,892
5,721	TAG Immobilien AG*	86,191
66,841	Tokyu Fudosan Holdings Corp.	482,611
12,072	Wharf Holdings Ltd.	33,100
		1,948,931
	Transportation - 0.4%
1,125	Canadian National Railway Co.	130,235
2,611	CH Robinson Worldwide, Inc.	232,509
		362,744
	Utilities - 4.3%
19,642	E.ON SE	275,442
81,858	Enel SpA	584,399
58,937	Engie SA	926,499
69,451	Iberdrola SA	917,322
23,369	National Grid PLC	296,510
20,989	RWE AG	783,329
4,405	Veolia Environnement SA	138,377
		3,921,878
	Total Common Stocks (cost $40,338,885)	$ 44,257,294
CLOSED END FUNDS - 0.1%
	Investment Company Securities - 0.1%
7,100	Sprott Physical Uranium Trust*	$ 133,448
	Total Closed End Funds (cost $138,457)	$ 133,448
EXCHANGE-TRADED FUNDS - 3.5%
	Other Investment Pools & Funds - 3.5%
62,354	iShares Global Energy ETF	$ 2,627,597
5,537	iShares Global Infrastructure ETF (2)	277,238
3,148	VanEck Agribusiness ETF (2)	226,467
	Total Exchange-Traded Funds (cost $3,090,589)	$ 3,131,302
	Total Long-Term Investments (cost $70,406,331)	$ 74,746,102
SHORT-TERM INVESTMENTS - 14.7%
	Other Investment Pools & Funds - 14.5%
13,078,026	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(5)	$ 13,078,026
	Repurchase Agreements - 0.1%
$ 105,625	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $105,641; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $107,786	105,625
	Securities Lending Collateral - 0.1%
14,107	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)	14,107

171

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 14.7% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
47,025	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(5)		$ 47,025
14,108	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(5)		14,108
14,108	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(5)		14,108
			89,348
	Total Short-Term Investments (cost $13,272,999)		$ 13,272,999
	Total Investments (cost $83,679,330)	97.4%	$ 88,019,101
	Other Assets and Liabilities	2.6%	2,382,223
	Net Assets	100.0%	$ 90,401,324
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2024, the Fund invested 17.2% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Represents entire or partial securities on loan.
(3)	Investment valued using significant unobservable inputs.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of this security was $67,785, representing 0.1% of net assets.
(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	4	09/30/2024	$ 320,920	$ 2,582
Brent Crude Oil Future	6	11/29/2024	475,740	(11,652)
Brent Crude Oil Future	8	05/30/2025	618,320	(20,416)
California Carbon Allowance Vintage 2024 Future	5	12/24/2024	169,750	(22,368)
California Low Carbon Fuel Futures	51	12/31/2025	281,826	(49,192)
Canola Future	7	03/14/2025	64,775	(2,552)
Cocoa Future	1	12/13/2024	69,910	7,577
Corn Future	15	12/13/2024	299,813	(8,335)
Cotton No. 2 Future	23	12/06/2024	793,385	(50,010)
Gas Oil Future	6	01/10/2025	441,000	(16,437)
Gasoline RBOB Future	1	08/30/2024	102,585	(1,492)
Gasoline RBOB Future	9	12/31/2024	803,212	(14,998)
Gold 100oz Future	5	12/27/2024	1,236,500	25,966
KC Hard Red Winter Wheat Future	5	12/13/2024	141,438	(10,803)
LME Copper Future	10	09/16/2024	2,295,077	74,473
LME Copper Future	15	12/16/2024	3,481,399	(175,142)
LME Lead Future	4	09/16/2024	207,447	(4,293)
LME Nickel Future	7	09/16/2024	692,208	(86,605)
LME Nickel Future	13	11/18/2024	1,299,669	(127,870)
LME Nickel Future	10	01/13/2025	1,009,795	(22,802)
LME Zinc Future	18	09/16/2024	1,192,851	18,160
LME Zinc Future	6	11/18/2024	402,978	(41,607)
Natural Gas Future	9	09/26/2024	194,580	(30,124)
Natural Gas Future	42	06/26/2025	1,333,080	(84,567)
Natural Gas Future	3	09/26/2025	97,170	(32,623)
Natural Gas Future	3	10/29/2025	105,750	(24,043)
Natural Gas Future	3	11/25/2025	118,170	(11,623)
172

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Futures Contracts Outstanding at July 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
NY Harbor ULSD Future	3	12/31/2024	$ 309,670	$ (11,121)
Palladium Future	1	09/26/2024	92,520	17
Platinum Future	7	01/29/2025	349,405	97
SGX Iron ORE Future	89	12/31/2024	890,178	(76,303)
Soybean Meal Future	36	01/14/2025	1,139,760	(3,919)
Soybean Oil Future	6	12/13/2024	152,352	(14,509)
Soybean Oil Future	17	01/14/2025	431,460	(33,714)
Wheat Future	5	03/10/2025	62,703	(119)
World Sugar No. 11 Future	14	09/30/2024	296,979	(7,505)
World Sugar No. 11 Future	1	02/28/2025	21,627	86
Total				$ (867,786)
Short position contracts:
Coffee 'C' Future	(2)	09/18/2024	$ (171,900)	$ 13,118
LME Copper Future	(10)	09/16/2024	(2,295,077)	143,698
LME Copper Future	(5)	12/16/2024	(1,160,466)	77,836
LME Lead Future	(4)	09/16/2024	(207,447)	881
LME Nickel Future	(7)	09/16/2024	(692,208)	112,206
LME Nickel Future	(13)	11/18/2024	(1,299,669)	61,929
LME Nickel Future	(2)	01/13/2025	(201,959)	(7,174)
LME Zinc Future	(18)	09/16/2024	(1,192,851)	67,454
LME Zinc Future	(6)	11/18/2024	(402,978)	42,509
TTF Gas 1st Line Future	(1)	09/29/2025	(125,180)	26,615
TTF Gas 1st Line Future	(1)	10/30/2025	(128,730)	23,065
TTF Gas 1st Line Future	(1)	11/27/2025	(130,760)	21,035
Total				$ 583,172
Total futures contracts				$ (284,614)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
173

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$ 1,260,060	$ —	$ 1,260,060	$ —
U.S. Government Securities	25,963,998	—	25,963,998	—
Common Stocks
Capital Goods	73,309	—	73,309	—
Consumer Durables & Apparel	160,793	—	160,793	—
Consumer Services	123,823	84,532	39,291	—
Energy	13,883,926	9,243,018	4,640,908	—
Equity Real Estate Investment Trusts (REITs)	12,264,266	8,329,850	3,934,416	—
Food, Beverage & Tobacco	2,034,840	2,034,840	—	—
Health Care Equipment & Services	50,260	50,260	—	—
Materials	9,432,524	5,243,068	4,189,456	—
Real Estate Management & Development	1,948,931	75,303	1,873,628	—
Transportation	362,744	362,744	—	—
Utilities	3,921,878	—	3,921,878	—
Closed End Funds	133,448	133,448	—	—
Exchange-Traded Funds	3,131,302	3,131,302	—	—
Short-Term Investments	13,272,999	13,167,374	105,625	—
Futures Contracts(2)	719,304	719,304	—	—
Total	$ 88,738,405	$ 42,575,043	$ 46,163,362	$ —
Liabilities
Futures Contracts(2)	$ (1,003,918)	$ (1,003,918)	$ —	$ —
Total	$ (1,003,918)	$ (1,003,918)	$ —	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
174

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1%
	Asset-Backed - Automobile - 7.2%
	ARI Fleet Lease Trust
$ 1,815,000	5.39%, 04/15/2033(1)	$ 1,844,139
1,765,000	5.55%, 04/15/2033(1)	1,795,954
2,805,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	2,807,102
	CarMax Auto Owner Trust
3,250,000	5.08%, 02/15/2030	3,268,281
2,500,000	5.28%, 03/15/2030	2,505,438
2,000,000	5.67%, 01/15/2031	2,004,194
512,528	Carvana Auto Receivables Trust 6.09%, 11/10/2026(1)	513,087
	Chase Auto Owner Trust
3,975,000	5.23%, 04/25/2030(1)	3,982,845
4,330,000	5.28%, 01/25/2030(1)	4,377,111
1,545,000	5.41%, 02/28/2030(1)	1,559,109
3,760,000	5.87%, 09/25/2031(1)	3,787,856
432,780	Credit Acceptance Auto Loan Trust 1.26%, 10/15/2030(1)	429,814
1,435,000	Enterprise Fleet Financing LLC 5.06%, 03/20/2031(1)	1,442,394
1,188,783	FHF Trust 4.43%, 01/18/2028(1)	1,178,936
6,165,000	Ford Credit Auto Lease Trust 5.18%, 02/15/2028	6,177,640
	Ford Credit Auto Owner Trust
5,080,000	5.23%, 05/15/2030	5,130,047
8,500,000	5.51%, 09/15/2030	8,606,450
1,830,000	6.46%, 05/15/2030	1,874,974
	GM Financial Consumer Automobile Receivables Trust
2,935,000	5.39%, 01/16/2030	2,980,565
8,820,000	5.48%, 02/19/2030	8,930,513
900,000	6.41%, 05/16/2029	931,601
3,000,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	2,967,262
	Hyundai Auto Receivables Trust
1,640,000	1.66%, 06/15/2028	1,551,397
3,645,000	5.04%, 09/16/2030	3,652,940
10,000,000	5.29%, 10/15/2031	10,049,344
179,585	JP Morgan Chase Bank NA - CACLN 0.89%, 12/26/2028(1)	178,027
	Lendbuzz Securitization Trust
856,277	1.46%, 06/15/2026(1)	841,674
3,791,654	7.50%, 12/15/2028(1)	3,853,474
8,825,000	Nissan Auto Lease Trust 5.21%, 12/15/2028	8,841,250
	Santander Drive Auto Receivables Trust
4,400,000	5.55%, 09/17/2029	4,442,147
3,860,000	5.64%, 08/15/2030	3,904,609
4,380,000	5.97%, 10/15/2031	4,443,458
	SFS Auto Receivables Securitization Trust
1,318,000	4.94%, 01/21/2031(1)	1,324,018
615,000	5.38%, 01/21/2031(1)	623,488
135,288	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	135,296
523,096	U.S. Bank NA 6.79%, 08/25/2032(1)	527,681
4,400,000	World Omni Auto Receivables Trust 1.29%, 12/15/2027	4,232,142
10,000,000	World Omni Select Auto Trust 5.35%, 06/17/2030	10,015,812
		127,712,069
	Asset-Backed - Finance & Insurance - 0.4%
6,450,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	6,009,541
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Asset-Backed - Home Equity - 0.0%
$ 67,389	Accredited Mortgage Loan Trust 5.11%, 01/25/2035, 1 mo. USD Term SOFR + 0.79%(2)	$ 67,713
	Commercial Mortgage-Backed Securities - 1.5%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,332,317
1,827,610	BX Commercial Mortgage Trust 6.10%, 05/15/2038, 1 mo. USD Term SOFR + 0.77%(1)(2)	1,814,820
2,454,322	CSMC Trust 2.26%, 08/15/2037(1)	2,337,676
2,900,000	FREMF Mortgage Trust 3.85%, 01/25/2048(1)(3)	2,868,203
4,235,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	4,118,544
1,390,763	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,168,241
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	4,771,800
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	8,682,981
		27,094,582
	Other Asset-Backed Securities - 7.3%
	Affirm Asset Securitization Trust
2,590,000	5.61%, 02/15/2029(1)	2,597,551
2,445,000	6.61%, 01/18/2028(1)	2,453,699
705,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	709,639
1,101,761	Apidos CLO XX Ltd. 6.65%, 07/16/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,102,586
700,000	Apidos CLO XXIII Ltd. 6.78%, 04/15/2033, 3 mo. USD Term SOFR + 1.48%(1)(2)	700,439
2,750,000	Apidos CLO XXVIII 6.94%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	2,751,188
1,961,232	Aqua Finance Trust 1.54%, 07/17/2046(1)	1,778,830
4,050,000	Atrium XIII 7.04%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	4,048,797
4,465,000	Auxilior Term Funding LLC 5.70%, 02/15/2030(1)	4,519,114
1,049,628	Benefit Street Partners CLO XII Ltd. 6.51%, 10/15/2030, 3 mo. USD Term SOFR + 1.21%(1)(2)	1,052,220
174,691	BHG Securitization Trust 5.32%, 10/17/2035(1)	174,427
4,795,305	BSPRT Issuer Ltd. 6.84%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(2)	4,781,819
	Carlyle Global Market Strategies CLO Ltd.
2,736,719	6.52%, 07/20/2031, 3 mo. USD Term SOFR + 1.24%(1)(2)	2,739,311
781,172	6.52%, 04/17/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	781,646
1,000,000	6.95%, 04/17/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,003,141
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	1,077,560
	CIFC Funding Ltd.
2,761,339	6.58%, 04/20/2031, 3 mo. USD Term SOFR + 1.30%(1)(2)	2,764,443
2,046,724	6.65%, 01/22/2031, 3 mo. USD Term SOFR + 1.37%(1)(2)	2,049,827
4,745,000	6.71%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	4,749,603
2,470,000	6.88%, 01/15/2034, 3 mo. USD Term SOFR + 1.58%(1)(2)	2,477,412

175

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Other Asset-Backed Securities - 7.3% - (continued)
$ 4,500,000	6.95%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	$ 4,499,415
	DB Master Finance LLC
7,068,750	2.05%, 11/20/2051(1)	6,558,106
968,692	4.02%, 05/20/2049(1)	944,029
1,439,962	Dryden 37 Senior Loan Fund 6.66%, 01/15/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,442,079
737,108	Dryden 41 Senior Loan Fund 6.53%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	737,979
1,239,610	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,161,641
113,733	FCI Funding LLC 1.13%, 04/15/2033(1)	113,592
4,299,011	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,099,963
3,500,000	Greenwood Park CLO Ltd. 6.96%, 04/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	3,499,394
866,191	KKR CLO 11 Ltd. 6.74%, 01/15/2031, 3 mo. USD Term SOFR + 1.44%(1)(2)	867,366
865,873	KKR CLO 21 Ltd. 6.56%, 04/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	866,548
802,602	LCM XXIV Ltd. 6.52%, 03/20/2030, 3 mo. USD Term SOFR + 1.24%(1)(2)	803,635
2,997,361	Madison Park Funding XVIII Ltd. 6.48%, 10/21/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	3,003,877
1,090,595	Magnetite XXV Ltd. 6.75%, 01/25/2032, 3 mo. USD Term SOFR + 1.46%(1)(2)	1,092,620
34,670	Marlette Funding Trust 1.30%, 12/15/2031(1)	34,604
4,843,317	MF1 Ltd. 6.69%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(2)	4,810,436
2,155,000	MMAF Equipment Finance LLC 1.56%, 10/09/2042(1)	1,954,883
2,791,450	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.56%, 04/19/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	2,793,770
5,000,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 6.72%, 07/18/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	5,005,340
910,065	Octagon Investment Partners XVI Ltd. 6.57%, 07/17/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	910,611
	Palmer Square Loan Funding Ltd.
1,337,822	6.34%, 07/20/2029, 3 mo. USD Term SOFR + 1.06%(1)(2)	1,338,669
1,106,992	6.36%, 10/15/2029, 3 mo. USD Term SOFR + 1.06%(1)(2)	1,107,901
774,894	Progress Residential Trust 1.05%, 04/17/2038(1)	724,367
1,245,014	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	1,142,587
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	878,088
3,285,000	1.89%, 08/25/2045(1)	3,145,709
5,000,000	Stratus Static CLO Ltd. 7.18%, 10/20/2031, 3 mo. USD Term SOFR + 1.90%(1)(2)	5,002,685
1,257,733	Symphony Static CLO I Ltd. 6.38%, 10/25/2029, 3 mo. USD Term SOFR + 1.09%(1)(2)	1,258,206
4,777,659	TCI-Symphony CLO Ltd. 6.58%, 10/13/2032, 3 mo. USD Term SOFR + 1.28%(1)(2)	4,781,968
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,764,226
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Other Asset-Backed Securities - 7.3% - (continued)
$ 4,875,000	2.17%, 10/15/2046(1)	$ 4,510,553
5,450,000	Venture XV CLO Ltd. 6.74%, 07/15/2032, 3 mo. USD Term SOFR + 1.44%(1)(2)	5,448,261
	Voya CLO Ltd.
1,932,912	6.52%, 04/25/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,935,593
1,033,304	6.57%, 04/17/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,034,534
908,627	6.62%, 04/15/2031, 3 mo. USD Term SOFR + 1.32%(1)(2)	909,822
		129,496,309
	Whole Loan Collateral CMO - 6.7%
	Angel Oak Mortgage Trust
869,507	0.91%, 01/25/2066(1)(3)	745,820
3,622,861	0.95%, 07/25/2066(1)(3)	3,059,368
587,901	0.99%, 04/25/2053(1)(3)	546,514
1,418,366	1.04%, 01/20/2065(1)(3)	1,169,238
1,666,612	1.07%, 05/25/2066(1)(3)	1,406,399
3,200,312	1.46%, 09/25/2066(1)(3)	2,616,468
657,130	1.47%, 06/25/2065(1)(3)	615,248
1,193,281	1.69%, 04/25/2065(1)(3)	1,104,944
176,129	2.47%, 12/25/2059(1)(3)	167,286
	Arroyo Mortgage Trust
1,541,725	1.18%, 10/25/2048(1)(3)	1,349,005
900,890	2.96%, 10/25/2048(1)(3)	840,196
247,203	3.81%, 01/25/2049(1)(3)	240,307
	BRAVO Residential Funding Trust
518,727	0.94%, 02/25/2049(1)(3)	461,846
442,947	1.45%, 05/25/2060(1)(3)	422,353
	Bunker Hill Loan Depositary Trust
388,292	1.72%, 02/25/2055(1)(3)	373,661
367,894	2.72%, 11/25/2059(1)(4)	360,311
	Citigroup Mortgage Loan Trust, Inc.
415,766	3.21%, 02/25/2058(1)(3)	404,005
498,042	3.25%, 03/25/2061(1)(3)	481,364
	COLT Mortgage Loan Trust
410,455	0.80%, 07/27/2054(1)	359,374
1,956,310	0.91%, 06/25/2066(1)(3)	1,646,125
1,477,963	0.92%, 08/25/2066(1)(3)	1,212,088
3,882,593	0.96%, 09/27/2066(1)(3)	3,157,657
4,890,606	1.11%, 10/25/2066(1)(3)	4,099,686
792,270	1.33%, 10/26/2065(1)(3)	715,539
3,619,162	1.40%, 10/25/2066(1)(3)	2,993,177
1,664,019	COLT Pass-Through Certificates 0.86%, 05/25/2065(1)(3)	1,426,999
4,719,723	COLT Trust 1.39%, 01/25/2065(1)(3)	4,009,472
	CSMC Trust
1,804,805	0.81%, 05/25/2065(1)(3)	1,598,824
1,973,095	0.83%, 03/25/2056(1)(3)	1,610,010
2,902,472	1.02%, 04/25/2066(1)(3)	2,401,912
3,148,585	1.10%, 05/25/2066(1)(3)	2,665,227
2,741,338	1.17%, 07/25/2066(1)(3)	2,289,623
1,370,720	1.21%, 05/25/2065(1)(4)	1,262,651
3,509,540	2.00%, 01/25/2060(1)(3)	3,102,366
518,204	3.24%, 02/25/2050(1)(3)	488,633
	Deephaven Residential Mortgage Trust
397,636	0.72%, 05/25/2065(1)(3)	372,096
810,196	0.90%, 04/25/2066(1)(3)	706,006
	Ellington Financial Mortgage Trust
338,122	0.80%, 02/25/2066(1)(3)	286,281
731,574	0.93%, 06/25/2066(1)(3)	605,180
462,317	1.18%, 10/25/2065(1)(3)	427,938
127,278	2.74%, 11/25/2059(1)(3)	122,212

176

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
	GCAT Trust
$ 1,401,538	0.87%, 01/25/2066(1)(3)	$ 1,163,710
1,651,658	1.04%, 05/25/2066(1)(3)	1,370,252
2,255,473	1.09%, 05/25/2066(1)(3)	1,885,414
3,271,617	1.09%, 08/25/2066(1)(3)	2,688,200
4,804,621	1.26%, 07/25/2066(1)(3)	3,914,440
1,395,899	2.47%, 04/25/2065(1)(3)	1,314,062
451,980	2.56%, 04/25/2065(1)(4)	423,028
671,169	2.65%, 10/25/2068(1)(3)	638,648
307,131	3.25%, 01/25/2060(1)(4)	295,785
	Imperial Fund Mortgage Trust
2,334,547	1.07%, 06/25/2056(1)(3)	2,000,339
1,939,270	1.07%, 09/25/2056(1)(3)	1,604,272
2,480,687	1.60%, 11/25/2056(1)(3)	2,082,369
1,898,592	IMS Ecuadorian Mortagage Trust 3.40%, 08/18/2043(1)	1,864,273
283,522	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	267,760
	MFA Trust
740,208	0.85%, 01/25/2056(1)(3)	698,743
533,052	1.01%, 01/26/2065(1)(3)	491,707
930,286	1.03%, 11/25/2064(1)(3)	811,232
684,076	1.15%, 04/25/2065(1)(3)	616,464
370,167	1.48%, 03/25/2065(1)(3)	351,336
2,002,643	1.91%, 11/25/2056(1)(3)	1,738,277
	Mill City Mortgage Loan Trust
2,552,094	1.13%, 11/25/2060(1)(3)	2,401,257
1,227,358	2.75%, 07/25/2059(1)(3)	1,178,103
134,127	2.75%, 01/25/2061(1)(3)	132,608
162,709	3.25%, 05/25/2062(1)(3)	158,379
155,378	3.50%, 05/25/2058(1)(3)	153,284
514,997	3.50%, 08/25/2058(1)(3)	500,211
	New Residential Mortgage Loan Trust
300,868	0.94%, 10/25/2058(1)(3)	276,954
408,488	1.65%, 05/24/2060(1)(3)	387,350
683,753	2.46%, 01/26/2060(1)(3)	632,810
201,648	3.25%, 09/25/2056(1)(3)	186,309
280,823	3.50%, 12/25/2057(1)(3)	268,305
184,764	3.75%, 11/26/2035(1)(3)	174,422
132,235	3.75%, 03/25/2056(1)(3)	124,725
225,021	3.75%, 11/25/2056(1)(3)	211,347
627,103	3.82%, 09/25/2057(1)(3)	586,592
386,573	4.00%, 02/25/2057(1)(3)	371,211
391,206	4.00%, 03/25/2057(1)(3)	372,645
274,229	4.00%, 04/25/2057(1)(3)	260,962
348,210	4.00%, 05/25/2057(1)(3)	331,655
327,785	4.00%, 12/25/2057(1)(3)	312,990
770,490	6.21%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	753,347
	OBX Trust
964,382	1.05%, 07/25/2061(1)(3)	766,039
3,166,540	1.10%, 05/25/2061(1)(3)	2,552,965
3,962,399	1.96%, 10/25/2061(1)(3)	3,291,119
627,680	3.50%, 12/25/2049(1)(3)	555,577
174,070	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	168,607
35,972	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	35,104
4,686,151	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	3,865,264
1,160,755	STAR Trust 1.22%, 05/25/2065(1)(3)	1,053,713
	Starwood Mortgage Residential Trust
1,953,437	1.13%, 06/25/2056(1)(3)	1,644,574
235,944	1.49%, 04/25/2065(1)(3)	225,884
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
$ 105,015	2.28%, 02/25/2050(1)(3)	$ 99,277
	Towd Point Mortgage Trust
2,039,011	1.75%, 10/25/2060(1)	1,827,008
52,654	2.75%, 07/25/2057(1)(3)	51,974
287,424	2.75%, 10/25/2057(1)(3)	277,776
3,384,014	2.90%, 10/25/2059(1)(3)	3,190,033
493,043	3.25%, 03/25/2058(1)(3)	480,568
1,376,665	TRK Trust 1.15%, 07/25/2056(1)(3)	1,196,977
	Verus Securitization Trust
1,127,449	0.82%, 10/25/2063(1)(3)	1,049,184
932,974	0.82%, 01/25/2066(1)(3)	828,592
1,198,074	0.92%, 02/25/2064(1)(3)	1,083,875
2,930,241	1.01%, 09/25/2066(1)(3)	2,455,937
1,035,681	1.02%, 04/25/2064(1)(3)	930,197
691,911	1.03%, 02/25/2066(1)(3)	611,251
509,771	2.50%, 05/25/2065(1)(4)	487,281
161,963	3.42%, 01/25/2060(1)(4)	156,562
167,087	3.64%, 11/25/2059(1)(4)	163,122
684,065	Visio Trust 1.28%, 05/25/2056(1)	618,716
		119,586,362
	Total Asset & Commercial Mortgage-Backed Securities (cost $433,097,862)	$ 409,966,576
CORPORATE BONDS - 52.1%
	Aerospace/Defense - 0.6%
	Boeing Co.
5,000,000	2.20%, 02/04/2026	$ 4,753,223
1,215,000	6.26%, 05/01/2027(1)	1,239,143
790,000	HEICO Corp. 5.25%, 08/01/2028	801,193
4,265,000	L3Harris Technologies, Inc. 5.05%, 06/01/2029	4,299,728
		11,093,287
	Agriculture - 0.1%
2,500,000	Philip Morris International, Inc. 4.88%, 02/13/2029	2,509,035
	Apparel - 0.3%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,494,044
3,225,000	Tapestry, Inc. 7.00%, 11/27/2026	3,332,330
		5,826,374
	Auto Manufacturers - 1.5%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	4,057,457
4,250,000	3.38%, 11/13/2025	4,136,968
	General Motors Financial Co., Inc.
4,000,000	1.50%, 06/10/2026	3,746,276
2,000,000	5.00%, 04/09/2027	1,999,490
2,000,000	5.55%, 07/15/2029	2,032,853
	Hyundai Capital America
4,000,000	5.25%, 01/08/2027(1)	4,018,122
4,000,000	5.30%, 01/08/2029(1)	4,039,633
3,000,000	5.95%, 09/21/2026(1)	3,049,102
		27,079,901
	Beverages - 0.7%
3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	2,973,646
2,825,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,834,737
1,335,000	Coca-Cola Consolidated, Inc. 5.25%, 06/01/2029	1,360,999
5,375,000	JDE Peet's NV 1.38%, 01/15/2027(1)	4,921,240
		12,090,622

177

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Biotechnology - 0.4%
$ 2,750,000	Illumina, Inc. 5.80%, 12/12/2025	$ 2,766,437
4,125,000	Royalty Pharma PLC 1.20%, 09/02/2025	3,945,914
		6,712,351
	Chemicals - 0.4%
3,515,000	Celanese U.S. Holdings LLC 6.35%, 11/15/2028	3,663,332
800,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	781,910
1,791,000	LYB International Finance III LLC 1.25%, 10/01/2025	1,708,860
		6,154,102
	Commercial Banks - 19.1%
4,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	4,495,643
	AIB Group PLC
1,490,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(5)	1,564,182
4,000,000	7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 6 mo. USD SOFR + 3.46% thereafter)(1)(5)	4,098,140
	Bank of America Corp.
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(5)	3,749,660
2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	2,498,957
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	4,038,966
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	5,370,825
2,780,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(5)	2,804,078
3,500,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	3,702,700
3,000,000	Banque Federative du Credit Mutuel SA 4.75%, 07/13/2027(1)	2,987,106
	Barclays PLC
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(5)	3,700,589
2,500,000	5.30%, 08/09/2026, (5.30% fixed rate until 08/09/2025; 1 yr. USD CMT + 2.30% thereafter)(5)	2,495,162
2,500,000	6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(5)	2,623,772
2,500,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(5)	2,565,479
	BNP Paribas SA
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 6 mo. USD SOFR + 1.00% thereafter)(1)(5)	2,751,193
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Commercial Banks - 19.1% - (continued)
$ 2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	$ 1,892,666
1,390,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 6 mo. USD SOFR + 1.23% thereafter)(1)(5)	1,309,560
1,445,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(5)	1,452,523
2,000,000	5.18%, 01/09/2030, (5.18% fixed rate until 01/09/2029; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	2,015,571
3,310,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(5)	3,353,254
3,500,000	5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(5)	3,537,992
	BPCE SA
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	4,644,664
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(5)	781,222
3,000,000	2.38%, 01/14/2025(1)	2,957,315
3,925,000	4.75%, 07/19/2027(1)	3,905,916
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(5)	4,089,327
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(5)	3,272,450
	CaixaBank SA
4,130,000	5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(5)	4,195,825
3,475,000	6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(5)	3,571,464
5,325,000	Citibank NA 4.84%, 08/06/2029	5,334,441
5,000,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(5)	5,039,960
	Citizens Bank NA
2,195,000	5.28%, 01/26/2026, (5.28% fixed rate until 01/26/2025; 6 mo. USD SOFR + 1.02% thereafter)(5)	2,186,994
713,000	6.06%, 10/24/2025, (6.06% fixed rate until 10/24/2024; 6 mo. USD SOFR + 1.45% thereafter)(5)	711,235
1,070,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	1,084,523
	Credit Agricole SA
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 6 mo. USD SOFR + 0.89% thereafter)(1)(5)	3,318,908
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	2,708,097

178

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Commercial Banks - 19.1% - (continued)
	Danske Bank AS
$ 7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 1 yr. USD CMT + 0.73% thereafter)(1)(5)	$ 6,821,451
3,220,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(5)	3,282,846
	Deutsche Bank AG
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	3,166,194
3,745,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	3,504,938
3,350,000	6.12%, 07/14/2026, (6.12% fixed rate until 07/14/2025; 6 mo. USD SOFR + 3.19% thereafter)(5)	3,364,776
3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 1 yr. USD CMT + 0.72% thereafter)(1)(5)	2,813,809
1,415,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(5)	1,470,823
	Goldman Sachs Group, Inc.
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 6 mo. USD SOFR + 0.82% thereafter)(5)	1,858,445
1,100,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(5)	1,084,522
5,300,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(5)	5,310,963
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(5)	3,285,475
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	5,280,285
	HSBC Holdings PLC
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	2,386,016
6,560,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(5)	6,653,009
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(5)	3,656,773
	Huntington Bancshares, Inc.
3,000,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(5)	2,945,518
4,890,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(5)	5,070,980
	JP Morgan Chase & Co.
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,957,177
4,000,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(5)	3,997,735
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Commercial Banks - 19.1% - (continued)
$ 4,645,000	4.98%, 07/22/2028, (4.98% fixed rate until 07/22/2027; 6 mo. USD SOFR + 0.93% thereafter)(5)	$ 4,659,019
4,450,000	5.01%, 01/23/2030, (5.01% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.31% thereafter)(5)	4,473,408
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	2,441,238
3,380,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(5)	3,474,741
2,050,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	2,099,917
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	2,091,699
2,540,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	2,593,466
3,460,000	KeyBank NA 4.39%, 12/14/2027	3,340,338
	Lloyds Banking Group PLC
1,950,000	5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(5)	1,966,378
3,000,000	5.72%, 06/05/2030, (5.72% fixed rate until 06/05/2029; 1 yr. USD CMT + 1.07% thereafter)(5)	3,075,965
2,500,000	5.99%, 08/07/2027, (5.99% fixed rate until 08/07/2026; 1 yr. USD CMT + 1.48% thereafter)(5)	2,538,951
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 6 mo. USD SOFR + 1.07% thereafter)(1)(5)	2,210,533
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,916,519
	Manufacturers & Traders Trust Co.
4,620,000	4.65%, 01/27/2026	4,572,346
8,600,000	4.70%, 01/27/2028	8,441,717
	Morgan Stanley
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 6 mo. USD SOFR + 0.86% thereafter)(5)	2,801,907
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(5)	2,004,948
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(5)	5,044,781
720,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	733,132
3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(5)	3,625,558
1,710,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	1,803,605

179

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Commercial Banks - 19.1% - (continued)
	NatWest Group PLC
$ 3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(5)	$ 3,124,589
1,455,000	5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(5)	1,468,067
5,300,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(5)	5,480,319
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	2,982,132
3,000,000	5.81%, 09/09/2026, (5.81% fixed rate until 09/09/2025; 6 mo. USD SOFR + 2.33% thereafter)(5)	3,015,305
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(5)	2,594,734
	Societe Generale SA
3,500,000	2.23%, 01/21/2026, (2.23% fixed rate until 01/21/2025; 1 yr. USD CMT + 1.05% thereafter)(1)(5)	3,440,863
5,200,000	4.68%, 06/15/2027(1)	5,172,971
2,500,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	2,528,412
	Standard Chartered PLC
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(5)	1,955,113
5,425,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(5)	5,610,586
4,755,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(5)	5,120,106
3,000,000	Synchrony Bank 5.63%, 08/23/2027	3,003,215
1,660,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(5)	1,680,674
	UBS Group AG
1,090,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(1)(5)	1,025,875
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(5)	4,797,336
2,100,000	4.13%, 04/15/2026(1)	2,063,393
2,635,000	5.62%, 09/13/2030, (5.62% fixed rate until 09/13/2029; 1 yr. USD SOFR ICE Swap Rate + 1.34% thereafter)(1)(5)	2,686,744
3,005,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(5)	3,112,035
5,230,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(5)	4,925,978
	Wells Fargo & Co.
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	4,817,415
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Commercial Banks - 19.1% - (continued)
$ 2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(5)	$ 2,717,106
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(5)	2,628,607
4,320,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(5)	4,411,896
5,000,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(5)	5,087,355
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	2,241,656
	Westpac New Zealand Ltd.
2,500,000	4.90%, 02/15/2028(1)	2,509,034
3,000,000	5.20%, 02/28/2029(1)	3,043,101
		338,876,877
	Commercial Services - 0.6%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,771,608
3,820,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	3,866,683
3,440,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	3,487,604
	Howard University
500,000	1.99%, 10/01/2025	477,629
655,000	2.52%, 10/01/2025	628,765
		11,232,289
	Construction Materials - 0.2%
3,000,000	Lennox International, Inc. 5.50%, 09/15/2028	3,068,185
	Distribution/Wholesale - 0.2%
2,565,000	LKQ Corp. 5.75%, 06/15/2028	2,617,900
	Diversified Financial Services - 3.3%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,000,000	1.75%, 01/30/2026	950,477
3,420,000	2.45%, 10/29/2026	3,226,113
4,935,000	5.10%, 01/19/2029	4,951,300
4,165,000	6.45%, 04/15/2027	4,302,838
2,750,000	Air Lease Corp. 5.10%, 03/01/2029	2,761,415
	Aircastle Ltd.
3,050,000	5.25%, 08/11/2025(1)	3,033,854
1,220,000	5.95%, 02/15/2029(1)	1,239,168
4,000,000	American Express Co. 5.53%, 04/25/2030, (5.53% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.09% thereafter)(5)	4,106,649
	Aviation Capital Group LLC
4,000,000	4.88%, 10/01/2025(1)	3,967,299
3,000,000	6.75%, 10/25/2028(1)	3,158,932
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	4,178,157
2,000,000	4.25%, 04/15/2026(1)	1,960,054
	Capital One Financial Corp.
1,350,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(5)	1,358,190
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	2,232,110

180

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Diversified Financial Services - 3.3% - (continued)
$ 1,395,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(5)	$ 1,419,704
3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	3,230,550
5,000,000	Macquarie Airfinance Holdings Ltd. 6.40%, 03/26/2029(1)	5,132,700
2,000,000	Navient Corp. 5.88%, 10/25/2024	1,995,674
1,050,000	Nuveen LLC 5.55%, 01/15/2030(1)	1,074,034
5,200,000	Synchrony Financial 4.88%, 06/13/2025	5,157,398
		59,436,616
	Electric - 3.1%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,785,010
	Alliant Energy Finance LLC
4,085,000	5.40%, 06/06/2027(1)	4,136,853
3,575,000	5.95%, 03/30/2029(1)	3,713,158
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(4)	2,210,734
	Edison International
4,000,000	4.70%, 08/15/2025	3,973,161
2,180,000	5.25%, 11/15/2028	2,192,858
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,128,410
3,230,000	Enel Finance International NV 1.63%, 07/12/2026(1)(4)	3,022,220
500,000	FirstEnergy Pennsylvania Electric Co. 5.20%, 04/01/2028(1)	504,904
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,591,090
	Pacific Gas & Electric Co.
2,000,000	4.95%, 06/08/2025	1,988,779
5,150,000	5.45%, 06/15/2027	5,198,940
3,785,000	6.10%, 01/15/2029	3,923,576
	Public Service Enterprise Group, Inc.
4,355,000	5.20%, 04/01/2029	4,415,745
10,350,000	5.88%, 10/15/2028	10,731,704
		54,517,142
	Electronics - 0.9%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,742,832
3,775,000	6.00%, 01/15/2028	3,875,840
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,771,942
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	3,876,549
		16,267,163
	Entertainment - 0.4%
6,490,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	6,171,774
	Food - 0.1%
1,990,000	Tyson Foods, Inc. 5.40%, 03/15/2029	2,019,860
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026	2,391,470
7,030,000	6.05%, 04/15/2028	7,186,345
		9,577,815
	Healthcare - Products - 0.3%
5,775,000	Solventum Corp. 5.40%, 03/01/2029(1)	5,829,235
	Healthcare - Services - 1.7%
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	2,879,672
965,000	Elevance Health, Inc. 5.15%, 06/15/2029	981,270
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Healthcare - Services - 1.7% - (continued)
$ 4,175,000	HCA, Inc. 3.13%, 03/15/2027	$ 3,991,177
2,830,000	Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(1)	2,862,334
1,265,000	Humana, Inc. 5.75%, 12/01/2028	1,305,774
4,755,000	Icon Investments Six DAC 5.85%, 05/08/2029	4,902,714
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028	3,064,020
8,740,000	6.25%, 02/01/2029	9,125,854
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,809,915
		30,922,730
	Insurance - 2.6%
	Athene Global Funding
3,000,000	1.73%, 10/02/2026(1)	2,797,641
7,215,000	5.58%, 01/09/2029(1)	7,341,222
	Brighthouse Financial Global Funding
3,020,000	1.55%, 05/24/2026(1)	2,824,091
2,865,000	1.75%, 01/13/2025(1)	2,813,837
	CNO Global Funding
1,615,000	1.65%, 01/06/2025(1)	1,584,907
2,355,000	1.75%, 10/07/2026(1)	2,181,856
5,100,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	4,934,128
	Corebridge Global Funding
2,700,000	5.20%, 01/12/2029(1)	2,729,343
1,870,000	5.90%, 09/19/2028(1)	1,932,015
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)(6)	1,885,130
2,020,000	1.40%, 07/07/2025(1)	1,949,769
5,740,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	5,822,513
	RGA Global Funding
2,575,000	5.45%, 05/24/2029(1)	2,628,144
3,675,000	6.00%, 11/21/2028(1)	3,830,303
		45,254,899
	Internet - 0.1%
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,476,292
	Investment Company Security - 1.6%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	4,002,261
4,000,000	5.95%, 07/15/2029	4,002,898
5,560,000	7.00%, 01/15/2027	5,728,073
5,000,000	Ares Strategic Income Fund 6.35%, 08/15/2029(1)	5,024,123
	FS KKR Capital Corp.
6,075,000	1.65%, 10/12/2024	6,017,905
4,275,000	3.25%, 07/15/2027	3,955,145
		28,730,405
	IT Services - 0.2%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	3,932,931
	Lodging - 0.4%
4,325,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	4,160,048
375,000	Las Vegas Sands Corp. 6.00%, 08/15/2029	380,847
2,500,000	Marriott International, Inc. 5.55%, 10/15/2028	2,570,993
		7,111,888

181

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Media - 0.8%
$ 7,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	$ 7,173,598
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,610,753
4,425,000	Paramount Global 7.88%, 07/30/2030	4,678,412
		14,462,763
	Mining - 0.2%
3,800,000	Glencore Funding LLC 6.13%, 10/06/2028(1)	3,940,317
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
4,325,000	2.67%, 12/01/2026	4,088,154
2,090,000	4.13%, 05/01/2025	2,061,206
		6,149,360
	Oil & Gas - 1.2%
	Aker BP ASA
3,355,000	2.00%, 07/15/2026(1)	3,158,665
5,845,000	3.00%, 01/15/2025(1)	5,759,829
1,260,000	5.60%, 06/13/2028(1)	1,282,037
2,560,000	Ovintiv, Inc. 5.65%, 05/15/2028	2,608,591
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	3,961,340
4,340,000	7.50%, 01/15/2028(1)	4,602,440
		21,372,902
	Oil & Gas Services - 0.1%
1,620,000	Schlumberger Holdings Corp. 5.00%, 11/15/2029(1)	1,634,074
	Packaging & Containers - 0.5%
	Berry Global, Inc.
2,000,000	1.65%, 01/15/2027	1,843,677
2,140,000	5.50%, 04/15/2028	2,162,135
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,149,942
		8,155,754
	Pharmaceuticals - 0.5%
	Bayer U.S. Finance LLC
1,440,000	6.13%, 11/21/2026(1)	1,465,970
1,610,000	6.25%, 01/21/2029(1)	1,669,626
5,000,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	4,845,482
755,000	Viatris, Inc. 1.65%, 06/22/2025	729,944
		8,711,022
	Pipelines - 1.5%
	Columbia Pipelines Holding Co. LLC
3,680,000	6.04%, 08/15/2028(1)	3,814,504
755,000	6.06%, 08/15/2026(1)	765,487
	Energy Transfer LP
3,000,000	5.55%, 02/15/2028	3,055,906
905,000	6.10%, 12/01/2028	943,626
5,000,000	Kinder Morgan, Inc. 5.00%, 02/01/2029	5,023,417
2,350,000	ONEOK, Inc. 5.65%, 11/01/2028	2,416,898
	Targa Resources Corp.
2,775,000	5.20%, 07/01/2027	2,797,661
3,000,000	6.15%, 03/01/2029	3,135,743
4,265,000	Western Midstream Operating LP 6.35%, 01/15/2029	4,456,895
		26,410,137
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Real Estate - 0.8%
$ 6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	$ 6,133,894
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,474,381
		13,608,275
	Real Estate Investment Trusts - 3.1%
3,500,000	American Tower Corp. 5.50%, 03/15/2028	3,568,774
6,335,000	American Tower Trust I 5.49%, 03/15/2053(1)	6,427,972
2,645,000	COPT Defense Properties LP 2.25%, 03/15/2026	2,519,512
	Crown Castle, Inc.
5,000,000	1.05%, 07/15/2026	4,630,879
4,875,000	4.80%, 09/01/2028	4,840,973
3,000,000	GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	2,993,963
4,125,000	Kilroy Realty LP 4.25%, 08/15/2029	3,813,399
4,090,000	LXP Industrial Trust 6.75%, 11/15/2028	4,289,282
	Piedmont Operating Partnership LP
1,750,000	6.88%, 07/15/2029	1,775,551
3,325,000	9.25%, 07/20/2028	3,626,621
5,000,000	Realty Income Corp. 4.75%, 02/15/2029	4,984,876
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	929,058
1,390,000	1.88%, 07/15/2050(1)	1,322,375
1,745,000	2.84%, 01/15/2050(1)	1,720,367
1,985,000	VICI Properties LP 4.38%, 05/15/2025	1,962,800
5,000,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,874,895
		54,281,297
	Retail - 0.2%
1,350,000	AutoZone, Inc. 6.25%, 11/01/2028	1,424,294
2,750,000	Dollar General Corp. 5.20%, 07/05/2028	2,772,310
		4,196,604
	Savings & Loans - 0.2%
4,000,000	Nationwide Building Society 6.56%, 10/18/2027, (6.56% fixed rate until 10/18/2026; 6 mo. USD SOFR + 1.91% thereafter)(1)(5)	4,114,632
	Semiconductors - 0.8%
3,520,000	Foundry JV Holdco LLC 5.90%, 01/25/2030(1)	3,632,615
	Marvell Technology, Inc.
1,850,000	4.88%, 06/22/2028	1,839,756
815,000	5.75%, 02/15/2029	842,685
3,000,000	Microchip Technology, Inc. 5.05%, 03/15/2029	3,024,402
5,610,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	5,269,930
		14,609,388
	Software - 0.6%
4,680,000	Constellation Software, Inc. 5.16%, 02/16/2029(1)(6)	4,745,452
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,912,253
1,784,000	PTC, Inc. 3.63%, 02/15/2025(1)	1,762,389
		10,420,094
	Telecommunications - 0.7%
2,145,000	Motorola Solutions, Inc. 5.00%, 04/15/2029	2,156,617
10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	10,200,374
		12,356,991

182

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.1% - (continued)
	Trucking & Leasing - 1.3%
	DAE Funding LLC
$ 6,400,000	1.55%, 08/01/2024(1)	$ 6,400,000
1,450,000	2.63%, 03/20/2025(1)	1,420,742
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,851,465
2,275,000	4.40%, 07/01/2027(1)	2,238,306
2,795,000	5.35%, 03/30/2029(1)	2,831,417
2,645,000	5.70%, 02/01/2028(1)	2,700,263
5,000,000	SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(1)	5,046,089
		23,488,282
	Total Corporate Bonds (cost $926,240,060)	$ 926,421,565
MUNICIPAL BONDS - 0.1%
	Medical - 0.1%
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AGM) 5.45%, 08/15/2028	$ 1,884,724
	Total Municipal Bonds (cost $1,855,219)	$ 1,884,724
SENIOR FLOATING RATE INTERESTS - 14.3%(7)
	Advertising - 0.0%
492,527	CMG Media Corp. 8.93%, 12/17/2026, 3 mo. USD Term SOFR + 3.50%	$ 412,186
	Aerospace/Defense - 0.3%
684,634	Barnes Group, Inc. 7.84%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	686,914
1,075,838	Spirit Aerosystems, Inc. 9.50%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	1,086,596
	TransDigm, Inc.
3,112,463	7.84%, 08/24/2028, 3 mo. USD Term SOFR + 2.75%	3,120,245
733,163	7.84%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	734,907
		5,628,662
	Airlines - 0.1%
249,375	Air Canada 7.85%, 03/21/2031, 3 mo. USD Term SOFR + 2.50%	249,791
826,172	American Airlines, Inc. 10.29%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	853,692
476,342	SkyMiles IP Ltd. 9.03%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	486,574
		1,590,057
	Apparel - 0.3%
2,718,908	ABG Intermediate Holdings 2 LLC 8.09%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	2,728,424
388,267	Birkenstock GmbH & Co. KG 8.84%, 04/28/2028, 3 mo. USD Term SOFR + 3.25%	389,141
1,104,562	Crocs, Inc. 7.59%, 02/20/2029, 1 mo. USD Term SOFR + 2.25%	1,111,057
962,813	Hanesbrands, Inc. 9.09%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	964,623
		5,193,245
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(7) - (continued)
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 1,268,005	6.60%, 07/16/2031, 1 mo. EURIBOR + 3.00%	$ 1,370,432
$ 1,127,175	7.84%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,128,584
	First Brands Group LLC
548,179	10.25%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	543,980
505,064	10.51%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	501,751
		3,544,747
	Beverages - 0.0%
597,187	Pegasus Bidco BV 9.07%, 07/12/2029, 3 mo. USD Term SOFR + 3.75%	598,429
	Chemicals - 0.3%
1,130,514	Axalta Coating Systems U.S. Holdings, Inc. 7.33%, 12/20/2029, 3 mo. USD Term SOFR + 2.00%	1,134,188
1,362,965	Element Solutions, Inc. 7.34%, 12/18/2030, 1 mo. USD Term SOFR + 2.00%	1,366,372
255,237	Nouryon Finance BV 8.83%, 04/03/2028, 3 mo. USD Term SOFR + 3.50%	256,434
	Tronox Finance LLC
843,074	8.07%, 03/10/2028, 1 mo. USD Term SOFR + 2.50%	844,988
991,627	8.09%, 04/04/2029, 1 mo. USD Term SOFR + 2.75%	993,620
		4,595,602
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
14,117	0.00%, 05/14/2031, 1 mo. USD Term SOFR + 3.50%(8)	14,179
190,883	0.00%, 07/14/2031, 1 mo. USD Term SOFR + 3.50%(8)	191,719
		205,898
	Commercial Services - 1.5%
1,867,272	AlixPartners LLP 7.96%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	1,873,975
909,416	Allied Universal Holdco LLC 9.19%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	908,807
935,000	APi Group DE, Inc. 7.35%, 01/03/2029, 1 mo. USD Term SOFR + 2.00%	937,085
1,210,763	APX Group, Inc. 8.30%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	1,212,276
	Belron Finance U.S. LLC
764,325	7.51%, 04/13/2028, 3 mo. USD Term SOFR + 2.00%	765,043
742,500	7.63%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	744,668
372,450	7.77%, 10/30/2026, 3 mo. USD Term SOFR + 2.25%	372,800
472,500	7.84%, 11/13/2025, 3 mo. USD Term SOFR + 2.25%	473,091
EUR 1,443,965	Boels Topholding BV 6.56%, 05/23/2031, 3 mo. EURIBOR + 3.00%	1,565,076
$ 498,170	BrightView Landscapes LLC 7.75%, 04/20/2029, 3 mo. USD Term SOFR + 2.50%	497,547
1,152,113	Cimpress PLC 8.34%, 05/17/2028, 1 mo. USD Term SOFR + 3.00%	1,157,873

183

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(7) - (continued)
	Commercial Services - 1.5% - (continued)
$ 1,010,955	Ensemble RCM LLC 8.25%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	$ 1,014,625
884,504	Fugue Finance BV 9.35%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	889,617
845,000	GTCR W Merger Sub LLC 8.33%, 01/31/2031, 3 mo. USD Term SOFR + 3.00%	845,397
987,697	Hertz Corp. 8.86%, 06/30/2028, 3 mo. USD Term SOFR + 3.25%	896,335
543,637	OMNIA Partners LLC 8.53%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	544,659
	Trans Union LLC
1,258,634	7.10%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	1,257,653
1,456,569	7.35%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	1,457,297
3,192,000	United Rentals, Inc. 7.09%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	3,219,930
EUR 2,380,000	Verisure Holding AB 6.72%, 03/27/2028, 3 mo. EURIBOR + 3.00%	2,574,699
$ 663,337	Vestis Corp. 7.58%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	660,299
2,607,413	WEX, Inc. 7.34%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	2,617,190
		26,485,942
	Construction Materials - 0.6%
979,044	Chamberlain Group, Inc. 8.69%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	976,871
596,365	Emerald Borrower LP 7.84%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	596,293
340,000	MI Windows & Doors LLC 8.84%, 03/28/2031, 1 mo. USD Term SOFR + 3.50%	340,789
3,218,798	Quikrete Holdings, Inc. 7.84%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	3,227,842
2,021,096	Standard Industries, Inc. 7.35%, 09/22/2028, 1 mo. USD Term SOFR + 2.00%	2,024,472
1,147,125	Summit Materials LLC 7.78%, 01/12/2029, 3 mo. USD Term SOFR + 2.50%	1,152,861
1,550,301	Zurn Holdings, Inc. 7.46%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,556,998
		9,876,126
	Distribution/Wholesale - 0.4%
4,179,921	American Builders & Contractors Supply Co., Inc. 7.34%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	4,195,094
2,119,096	Core & Main LP 7.34%, 07/27/2028, 3 mo. USD Term SOFR + 2.00%	2,119,096
1,007,400	Windsor Holdings III LLC 9.35%, 08/01/2030, 1 mo. USD Term SOFR + 4.00%	1,013,878
		7,328,068
	Diversified Financial Services - 0.5%
1,929,723	Blackhawk Network Holdings, Inc. 10.34%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	1,937,924
405,000	CPI Holdco B LLC 7.34%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	404,959
474,000	Delos Aircraft DAC 7.08%, 10/31/2027, 3 mo. USD Term SOFR + 1.75%	476,470
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(7) - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 2,455,944	Fleetcor Technologies Operating Co. LLC 7.19%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	$ 2,453,807
1,041,219	Russell Investments U.S. Institutional Holdco, Inc. 10.25%, 05/30/2027, 3 mo. USD Term SOFR + 5.00%(9)	916,273
2,320,525	Setanta Aircraft Leasing DAC 7.08%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	2,331,501
		8,520,934
	Electric - 0.1%
1,046,659	ExGen Renewables IV LLC 7.54%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	1,047,381
	Electronics - 0.1%
1,609,562	II-VI, Inc. 7.84%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	1,611,976
717,574	Ingram Micro, Inc. 8.60%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	721,758
		2,333,734
	Engineering & Construction - 0.2%
2,083,817	Brown Group Holding LLC 8.09%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	2,082,234
341,250	Fluidra SA 7.37%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	340,502
867,750	KKR Apple Bidco LLC 8.21%, 09/22/2028, 1 mo. USD Term SOFR + 2.75%	868,427
		3,291,163
	Entertainment - 0.6%
975,925	Caesars Entertainment, Inc. 8.10%, 02/06/2030, 3 mo. USD Term SOFR + 2.75%	978,365
1,975,050	Cinemark USA, Inc. 8.59%, 05/24/2030, 1 mo. USD Term SOFR + 3.25%	1,985,952
1,930,000	Delta 2 Lux SARL 7.58%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	1,936,427
524,300	Great Canadian Gaming Corp. 9.61%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	526,659
661,675	Ontario Gaming GTA LP 9.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	663,640
715,400	Penn Entertainment, Inc. 8.19%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	717,682
1,800,000	Six Flags Entertainment Corp. 7.34%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	1,804,500
2,375,012	UFC Holdings LLC 8.29%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	2,379,952
		10,993,177
	Environmental Control - 0.3%
2,482,270	Clean Harbors, Inc. 7.21%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	2,493,143
	Covanta Holding Corp.
73,868	7.59%, 11/30/2028, 6 mo. USD Term SOFR + 2.50%	73,939

184

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(7) - (continued)
	Environmental Control - 0.3% - (continued)
$ 963,945	7.59%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	$ 964,879
1,228,791	Filtration Group Corp. 8.96%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	1,235,107
		4,767,068
	Food - 0.3%
1,549,078	CHG PPC Parent LLC 8.46%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,550,054
916,800	Froneri International Ltd. 7.69%, 01/29/2027, 1 mo. USD Term SOFR + 2.25%	917,873
	U.S. Foods, Inc.
773,608	7.34%, 11/22/2028, 1 mo. USD Term SOFR + 2.00%	776,788
872,217	7.46%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	874,284
753,351	UTZ Quality Foods LLC 8.09%, 01/20/2028, 1 mo. USD Term SOFR + 2.75%	755,234
		4,874,233
	Food Service - 0.1%
	Aramark Services, Inc.
951,150	7.21%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	950,950
1,231,985	7.34%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	1,233,833
361,945	7.34%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	362,488
		2,547,271
	Hand/Machine Tools - 0.0%
858,515	Alliance Laundry Systems LLC 8.90%, 10/08/2027, 1 mo. USD Term SOFR + 3.50%	862,808
	Healthcare - Products - 0.2%
	Avantor Funding, Inc.
EUR 238,550	6.10%, 06/12/2028, 1 mo. EURIBOR + 2.50%	258,896
$ 1,351,160	7.44%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	1,358,849
712,950	Insulet Corp. 8.34%, 05/04/2028, 1 mo. USD Term SOFR + 3.00%	713,485
1,796,547	Medline Borrower LP 8.09%, 10/23/2028, 1 mo. USD Term SOFR + 2.50%	1,801,828
		4,133,058
	Healthcare - Services - 0.3%
1,292,569	AHP Health Partners, Inc. 8.71%, 08/24/2028, 1 mo. USD Term SOFR + 3.25%	1,296,447
1,208,363	Catalent Pharma Solutions, Inc. 7.46%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	1,206,852
122,799	ICON Luxembourg SARL 7.33%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	123,468
	IQVIA, Inc.
EUR 532,882	5.72%, 06/11/2025, 3 mo. EURIBOR + 2.00%	577,271
$ 1,223,850	7.33%, 01/02/2031, 3 mo. USD Term SOFR + 2.00%	1,228,819
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(7) - (continued)
	Healthcare - Services - 0.3% - (continued)
$ 30,596	PRA Health Sciences, Inc. 7.33%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	$ 30,762
1,607,230	Surgery Center Holdings, Inc. 8.10%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,610,525
		6,074,144
	Home Builders - 0.1%
1,246,472	Installed Building Products, Inc. 7.34%, 03/28/2031, 1 mo. USD Term SOFR + 2.00%	1,252,318
1,100,950	Tecta America Corp. 9.46%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,104,803
		2,357,121
	Home Furnishings - 0.1%
1,232,104	Mattress Firm, Inc. 9.85%, 09/25/2028, 3 mo. USD Term SOFR + 4.25%	1,231,488
	Insurance - 1.1%
2,424,239	Acrisure LLC 8.59%, 11/06/2030, 3 mo. USD Term SOFR + 3.25%	2,420,554
735,097	Alliant Holdings Intermediate LLC 8.85%, 11/06/2030, 1 mo. USD Term SOFR + 3.50%	738,067
346,702	AmWINS Group, Inc. 7.71%, 02/19/2028, 1 mo. USD Term SOFR + 2.25%	347,198
	Asurion LLC
2,734,796	8.71%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	2,722,982
846,563	8.71%, 07/31/2027, 1 mo. USD Term SOFR + 3.25%	837,936
693,326	9.44%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	686,719
554,386	9.69%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	551,814
1,055,000	10.71%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	976,909
2,485,456	HUB International Ltd. 8.53%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	2,487,941
1,421,059	Ryan Specialty Group LLC 8.09%, 09/01/2027, 1 mo. USD Term SOFR + 2.75%	1,424,612
3,457,005	Sedgwick Claims Management Services, Inc. 8.25%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	3,461,326
1,390,000	Truist Insurance Holdings LLC 8.58%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	1,392,391
1,982,617	USI, Inc. 8.08%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	1,985,789
		20,034,238
	Internet - 0.3%
978,778	Endure Digital, Inc. 8.96%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	871,602
1,744,344	Gen Digital, Inc. 7.09%, 09/12/2029, 1 mo. USD Term SOFR + 1.75%	1,742,652
	Go Daddy Operating Co. LLC
938,438	7.09%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	938,437

185

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(7) - (continued)
	Internet - 0.3% - (continued)
$ 900,843	7.34%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	$ 902,366
1,225,518	MH Sub I LLC 9.59%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	1,222,332
		5,677,389
	Investment Company Security - 0.1%
1,820,012	Wec U.S. Holdings Ltd. 8.09%, 01/27/2031, 1 mo. USD Term SOFR + 2.75%	1,823,470
	IT Services - 0.6%
	Amentum Government Services Holdings LLC
870,000	0.00%, 07/30/2031, 1 mo. USD Term SOFR + 2.25%(8)	872,175
357,700	9.35%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	358,544
614,400	9.46%, 01/29/2027, 1 mo. USD Term SOFR + 4.00%	615,426
1,025,000	Fortress Intermediate 3, Inc. 9.10%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	1,025,000
2,181,150	McAfee LLC 8.59%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	2,176,373
734,820	NCR Atleos LLC 10.10%, 03/27/2029, 1 mo. USD Term SOFR + 4.75%	743,697
1,846,609	Peraton Corp. 9.19%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,845,833
1,654,856	Science Applications International Corp. 7.22%, 02/10/2031, 1 mo. USD Term SOFR + 1.88%	1,661,062
547,887	Surf Holdings LLC 8.96%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	549,460
844,183	Tempo Acquisition LLC 7.59%, 08/31/2028, 1 mo. USD Term SOFR + 2.25%	846,766
		10,694,336
	Leisure Time - 0.3%
	Carnival Corp.
293,771	8.09%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	295,607
1,276,983	8.09%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	1,282,576
2,172,800	Hayward Industries, Inc. 8.09%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	2,173,886
960,300	MajorDrive Holdings IV LLC 9.60%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	959,100
		4,711,169
	Lodging - 0.3%
2,239,906	Four Seasons Hotels Ltd. 7.34%, 11/30/2029, 1 mo. USD Term SOFR + 2.00%	2,246,626
974,847	Hilton Domestic Operating Co., Inc. 7.10%, 11/08/2030, 1 mo. USD Term SOFR + 1.75%	976,680
1,256,850	Station Casinos LLC 7.59%, 03/14/2031, 1 mo. USD Term SOFR + 2.25%	1,257,918
		4,481,224
	Machinery-Diversified - 0.1%
1,814,713	TK Elevator U.S. Newco, Inc. 8.59%, 04/30/2030, 6 mo. USD Term SOFR + 3.50%	1,823,497
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(7) - (continued)
	Media - 0.6%
$ 1,553,992	Charter Communications Operating LLC 7.08%, 02/01/2027, 3 mo. USD Term SOFR + 1.75%	$ 1,552,252
200,271	Directv Financing LLC 10.71%, 08/02/2029, 1 mo. USD Term SOFR + 5.00%	199,812
	EW Scripps Co.
672,894	8.02%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	648,838
601,700	8.46%, 01/07/2028, 1 mo. USD Term SOFR + 3.00%	534,177
628,989	Nexstar Broadcasting, Inc. 7.96%, 09/18/2026, 1 mo. USD Term SOFR + 2.50%	630,877
812,962	Simon & Schuster, Inc. 9.26%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	816,523
1,000,000	Telenet Financing USD LLC 7.44%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	954,790
2,325,000	Virgin Media Bristol LLC 7.94%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	2,234,720
EUR 1,310,000	Ziggo BV 6.61%, 01/31/2029, 1 mo. EURIBOR + 3.00%	1,395,120
$ 1,000,000	Ziggo Financing Partnership 7.94%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	982,340
		9,949,449
	Mining - 0.1%
727,500	American Rock Salt Co. LLC 9.61%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	602,523
625,283	Arsenal AIC Parent LLC 9.09%, 08/18/2030, 1 mo. USD Term SOFR + 3.75%	627,002
		1,229,525
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 7.29%, 03/16/2029, 3 mo. EURIBOR + 3.50%	1,608,993
	Packaging & Containers - 0.3%
$ 2,559,883	Berlin Packaging LLC 9.09%, 06/09/2031, 1 mo. USD Term SOFR + 3.75%	2,569,482
1,166,200	Clydesdale Acquisition Holdings, Inc. 9.02%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,166,492
1,901,776	TricorBraun Holdings, Inc. 8.71%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,894,131
		5,630,105
	Pharmaceuticals - 0.3%
2,297,306	Elanco Animal Health, Inc. 7.19%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	2,294,044
730,000	Endo Luxembourg Finance Co. I SARL 9.78%, 04/23/2031, 3 mo. USD Term SOFR + 4.50%	731,518
1,984,644	Jazz Financing Lux SARL 7.59%, 05/05/2028, 1 mo. USD Term SOFR + 2.25%	1,986,768
558,568	Option Care Health, Inc. 7.59%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	561,361
140,000	Prestige Brands, Inc. 7.46%, 07/03/2028, 1 mo. USD Term SOFR + 2.00%	140,482
		5,714,173

186

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(7) - (continued)
	Pipelines - 0.5%
$ 443,653	Buckeye Partners LP 7.34%, 11/01/2026, 1 mo. USD Term SOFR + 2.00%	$ 445,281
904,478	DT Midstream, Inc. 7.46%, 06/26/2028, 1 mo. USD Term SOFR + 2.00%	908,620
741,265	GIP Pilot Acquisition Partners LP 7.82%, 10/04/2030, 3 mo. USD Term SOFR + 2.50%	744,045
2,149,502	Medallion Midland Acquisition LLC 8.84%, 10/18/2028, 3 mo. USD Term SOFR + 3.50%	2,157,563
740,235	Northriver Midstream Finance LP 7.83%, 08/16/2030, 3 mo. USD Term SOFR + 2.50%	742,256
1,021,284	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	1,024,389
2,171,950	UGI Energy Services LLC 7.84%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	2,176,576
271,981	Whitewater Whistler Holdings LLC 7.63%, 02/15/2030, 3 mo. USD Term SOFR + 2.25%	272,321
		8,471,051
	Retail - 1.2%
2,657,775	1011778 BC Unlimited Liability Co. 7.09%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	2,643,741
2,491,387	Beacon Roofing Supply, Inc. 7.34%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	2,500,481
512,019	EG Group Ltd. 11.07%, 02/07/2028, 3 mo. USD Term SOFR + 5.50%	510,099
926,350	Foundation Building Materials Holding Co. LLC 8.76%, 01/31/2028, 3 mo. USD Term SOFR + 3.25%	913,613
3,001,791	Great Outdoors Group LLC 9.21%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	2,995,908
970,000	Harbor Freight Tools USA, Inc. 7.84%, 06/05/2031, 1 mo. USD Term SOFR + 2.50%	956,886
1,662,778	IRB Holding Corp. 8.19%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	1,663,293
1,685,140	KFC Holding Co. 7.20%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,683,742
1,961,313	LBM Acquisition LLC 9.14%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,888,254
1,673,775	Les Schwab Tire Centers 8.34%, 04/23/2031, 1 mo. USD Term SOFR + 3.00%	1,673,775
494,054	Medical Solutions Holdings, Inc. 8.60%, 11/01/2028, 3 mo. USD Term SOFR + 3.25%	391,187
1,047,551	Michaels Cos., Inc. 9.85%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	854,539
978,475	Petco Health & Wellness Co., Inc. 8.85%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	902,437
1,115,500	PetSmart, Inc. 9.19%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,105,505
982,812	White Cap Buyer LLC 8.59%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	974,213
		21,657,673
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(7) - (continued)
	Semiconductors - 0.1%
$ 730,035	MKS Instruments, Inc. 7.60%, 08/17/2029, 1 mo. USD Term SOFR + 2.25%	$ 732,320
491,112	Synaptics, Inc. 7.85%, 12/02/2028, 3 mo. USD Term SOFR + 2.25%	490,253
		1,222,573
	Software - 1.2%
498,750	AppLovin Corp. 7.84%, 08/16/2030, 1 mo. USD Term SOFR + 2.50%	499,648
633,401	AthenaHealth Group, Inc. 8.59%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	631,818
1,092,000	CCC Intelligent Solutions, Inc. 7.71%, 09/21/2028, 1 mo. USD Term SOFR + 2.25%	1,093,365
4,696,419	Dun & Bradstreet Corp. 8.10%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	4,705,248
1,873,858	E2open LLC 8.96%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,874,570
522,962	EP Purchaser LLC 9.10%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	523,988
	Epicor Software Corp.
36,228	0.00%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%(10)	36,454
834,031	8.59%, 05/23/2031, 1 mo. USD Term SOFR + 3.25%	839,244
675,000	Evertec Group LLC 8.59%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	678,375
888,760	Iron Mountain, Inc. 7.34%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	885,152
1,276,352	Open Text Corp. 7.59%, 01/31/2030, 1 mo. USD Term SOFR + 2.25%	1,282,670
992,504	Playtika Holding Corp. 8.21%, 03/13/2028, 1 mo. USD Term SOFR + 2.75%	993,645
1,067,165	Polaris Newco LLC 9.51%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,068,381
1,907,243	SS&C Technologies, Inc. 7.34%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,913,765
1,641,921	UKG, Inc. 8.55%, 02/10/2031, 3 mo. USD Term SOFR + 3.25%	1,646,650
3,434,940	Zelis Payments Buyer, Inc. 8.09%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	3,437,791
		22,110,764
	Telecommunications - 0.3%
2,365,413	Ciena Corp. 7.35%, 10/24/2030, 1 mo. USD Term SOFR + 2.00%	2,376,507
EUR 2,392,234	Lorca Holdco Ltd. 7.20%, 03/25/2031, 6 mo. EURIBOR + 3.50%	2,589,797
$ 568,140	Zacapa SARL 9.33%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	567,612
		5,533,916
	Transportation - 0.2%
1,643,274	First Student Bidco, Inc. 8.60%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	1,646,462
1,004,137	Savage Enterprises LLC 8.34%, 09/15/2028, 1 mo. USD Term SOFR + 3.00%	1,007,721
		2,654,183
	Total Senior Floating Rate Interests (cost $254,152,588)	$ 253,520,270

187

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.3%
	Mortgage-Backed Agencies - 3.3%
	Federal Home Loan Mortgage Corp. - 0.7%
$ 738,073	1.00%, 05/25/2033	$ 671,006
755,805	1.00%, 06/15/2044	690,804
49,368	1.25%, 07/15/2031	49,183
1,925,731	2.50%, 12/15/2042	1,743,738
53,275	3.50%, 09/15/2043	52,312
1,482,615	3.50%, 07/25/2048	1,403,097
4,162,183	4.00%, 08/15/2054	4,025,022
711,370	4.50%, 07/15/2040	706,119
2,338,441	4.50%, 05/25/2045	2,272,334
		11,613,615
	Federal National Mortgage Association - 2.5%
687,574	1.50%, 11/25/2042	636,100
971,361	2.00%, 04/25/2034	938,213
2,041,059	2.00%, 12/25/2042	1,726,742
2,232,397	2.50%, 03/25/2035	2,129,267
2,830,209	3.00%, 02/25/2043	2,580,554
18,374	3.00%, 04/25/2043	18,102
511,292	3.00%, 05/25/2047	491,967
1,437,744	3.25%, 11/25/2043	1,379,321
8,825,682	3.38%, 08/25/2048	8,287,823
1,971,025	3.50%, 10/25/2035	1,893,373
1,815,492	4.00%, 11/25/2041	1,729,317
11,909,414	4.00%, 05/25/2052	11,484,960
4,514,299	4.50%, 05/25/2040	4,475,569
7,063,250	5.80%, 06/25/2041	7,288,660
		45,059,968
	Government National Mortgage Association - 0.1%
1,246,756	2.00%, 05/20/2046	1,074,939
470,398	3.00%, 08/20/2045	442,907
604,769	3.50%, 05/20/2048	569,437
54,397	5.00%, 08/20/2039	54,286
		2,141,569
	Total U.S. Government Agencies (cost $59,135,873)	$ 58,815,152
U.S. GOVERNMENT SECURITIES - 6.0%
	U.S. Treasury Securities - 6.0%
	U.S. Treasury Notes - 6.0%
22,350,000	0.50%, 04/30/2027	$ 20,238,100
44,025,000	2.13%, 05/31/2026	42,277,758
15,000,000	2.63%, 05/31/2027	14,387,695
5,000,000	2.75%, 07/31/2027	4,804,492
10,950,000	3.25%, 06/30/2027	10,685,232
9,400,000	3.88%, 01/15/2026	9,308,938
5,000,000	4.00%, 02/15/2026	4,961,133
	Total U.S. Government Securities (cost $107,522,994)	$ 106,663,348
	Total Long-Term Investments (cost $1,782,004,596)	$ 1,757,271,635
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.0%
701,740	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $701,844; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $715,905	$ 701,740
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.1%
173,725	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(11)		$ 173,725
579,084	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(11)		579,084
173,725	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(11)		173,725
173,725	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(11)		173,725
			1,100,259
	Total Short-Term Investments (cost $1,801,999)		$ 1,801,999
	Total Investments (cost $1,783,806,595)	99.0%	$ 1,759,073,634
	Other Assets and Liabilities	1.0%	17,467,434
	Net Assets	100.0%	$ 1,776,541,068
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $674,014,337, representing 37.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan.

188

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2024, the aggregate value of the unfunded commitment was $36,454, which represents to 0.0% of total net assets.
(11)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,388	09/30/2024	$ 285,049,657	$ 2,437,955
Short position contracts:
U.S. Treasury 5-Year Note Future	(1,774)	09/30/2024	$ (191,397,969)	$ (3,516,784)
U.S. Treasury 10-Year Note Future	(620)	09/19/2024	(69,323,750)	(1,739,649)
Total				$ (5,256,433)
Total futures contracts				$ (2,818,478)

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
788,488	EUR	856,363	USD	SCB	08/30/2024	$ (1,751)
1,251,000	EUR	1,360,974	USD	ANZ	08/30/2024	(5,063)
2,808,814	USD	2,614,000	EUR	DEUT	08/02/2024	(20,446)
14,832,878	USD	13,650,497	EUR	DEUT	08/30/2024	37,625
2,836,732	USD	2,614,000	EUR	DEUT	09/03/2024	3,132
Total foreign currency contracts						$ 13,497
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
189

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 409,966,576	$ —	$ 409,966,576	$ —
Corporate Bonds	926,421,565	—	926,421,565	—
Municipal Bonds	1,884,724	—	1,884,724	—
Senior Floating Rate Interests	253,520,270	—	253,520,270	—
U.S. Government Agencies	58,815,152	—	58,815,152	—
U.S. Government Securities	106,663,348	—	106,663,348	—
Short-Term Investments	1,801,999	1,100,259	701,740	—
Foreign Currency Contracts(2)	40,757	—	40,757	—
Futures Contracts(2)	2,437,955	2,437,955	—	—
Total	$ 1,761,552,346	$ 3,538,214	$ 1,758,014,132	$ —
Liabilities
Foreign Currency Contracts(2)	$ (27,260)	$ —	$ (27,260)	$ —
Futures Contracts(2)	(5,256,433)	(5,256,433)	—	—
Total	$ (5,283,693)	$ (5,256,433)	$ (27,260)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
190

Hartford Small Cap Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Automobiles & Components - 1.5%
43,486	Phinia, Inc.	$ 1,943,824
	Banks - 16.6%
45,560	Bank OZK	2,136,308
90,294	Cadence Bank	2,967,964
82,440	Columbia Banking System, Inc.	2,156,630
88,936	First Hawaiian, Inc.	2,226,957
67,615	First Interstate BancSystem, Inc. Class A	2,134,606
139,977	FNB Corp.	2,147,247
96,853	Home BancShares, Inc.	2,743,846
79,917	Pacific Premier Bancorp, Inc.	2,162,554
78,257	Sandy Spring Bancorp, Inc.	2,397,012
		21,073,124
	Capital Goods - 7.4%
45,303	Air Lease Corp.	2,247,935
86,904	Kennametal, Inc.	2,271,670
92,055	REV Group, Inc.	2,686,165
59,523	Spirit AeroSystems Holdings, Inc. Class A*	2,157,709
		9,363,479
	Commercial & Professional Services - 5.5%
171,220	CoreCivic, Inc.*	2,386,807
71,096	Loomis AB	2,265,489
76,679	MillerKnoll, Inc.	2,378,583
		7,030,879
	Consumer Durables & Apparel - 8.9%
22,711	Carter's, Inc.	1,375,151
32,679	Helen of Troy Ltd.*	1,931,655
32,647	Kontoor Brands, Inc.	2,290,187
54,550	Malibu Boats, Inc. Class A*	2,075,082
52,105	Steven Madden Ltd.	2,362,441
29,743	Sturm Ruger & Co., Inc.	1,341,707
		11,376,223
	Consumer Services - 6.4%
34,459	Adtalem Global Education, Inc.*	2,701,930
26,573	Cracker Barrel Old Country Store, Inc.	1,217,841
35,858	H&R Block, Inc.	2,077,612
27,624	Monarch Casino & Resort, Inc.	2,162,407
		8,159,790
	Energy - 3.6%
58,931	ChampionX Corp.	2,018,976
212,720	Select Water Solutions, Inc.	2,514,351
		4,533,327
	Equity Real Estate Investment Trusts (REITs) - 3.5%
138,986	Pebblebrook Hotel Trust REIT	1,902,719
300,105	Piedmont Office Realty Trust, Inc. Class A, REIT	2,595,908
		4,498,627
	Financial Services - 9.8%
46,381	Bread Financial Holdings, Inc.	2,531,475
14,900	Encore Capital Group, Inc.*	753,195
118,725	Navient Corp.	1,948,277
55,078	PROG Holdings, Inc.	2,481,815
78,179	Radian Group, Inc.	2,900,441
160,220	Rithm Capital Corp. REIT	1,860,154
		12,475,357
	Health Care Equipment & Services - 4.5%
91,386	Integra LifeSciences Holdings Corp.*	2,267,287
55,743	Omnicell, Inc.*	1,628,253
191,417	Veradigm, Inc.*	1,847,174
		5,742,714
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Household & Personal Products - 2.8%
41,922	Edgewell Personal Care Co.	$ 1,641,246
62,505	Energizer Holdings, Inc.	1,924,529
		3,565,775
	Insurance - 6.2%
30,711	Kemper Corp.	1,967,347
235,463	Lancashire Holdings Ltd.	1,919,115
124,954	ProAssurance Corp.*	1,636,897
164,394	SiriusPoint Ltd.*	2,362,342
		7,885,701
	Materials - 3.2%
24,427	Kaiser Aluminum Corp.	1,922,161
111,995	Mativ Holdings, Inc.	2,137,984
		4,060,145
	Media & Entertainment - 1.6%
333,876	National CineMedia, Inc.*(1)	2,016,611
	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
45,110	Halozyme Therapeutics, Inc.*	2,492,779
60,573	Pacira BioSciences, Inc.*	1,250,832
		3,743,611
	Semiconductors & Semiconductor Equipment - 2.5%
49,991	Ichor Holdings Ltd.*	1,699,694
21,550	Silicon Motion Technology Corp. ADR	1,496,432
		3,196,126
	Software & Services - 6.6%
143,867	Adeia, Inc.	1,690,437
19,615	InterDigital, Inc.	2,407,938
159,027	NCR Voyix Corp.*	2,345,648
245,436	Xperi, Inc.*	2,005,212
		8,449,235
	Utilities - 3.1%
31,963	Spire, Inc.	2,128,416
75,133	UGI Corp.	1,861,796
		3,990,212
	Total Common Stocks (cost $96,476,691)	$ 123,104,760
EXCHANGE-TRADED FUNDS - 2.9%
	Other Investment Pools & Funds - 2.9%
21,343	iShares Russell 2000 Value ETF	$ 3,654,135
	Total Exchange-Traded Funds (cost $3,306,899)	$ 3,654,135
	Total Long-Term Investments (cost $99,783,590)	$ 126,758,895
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 95,819	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $95,833; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $97,909	$ 95,819
	Securities Lending Collateral - 0.0%
375	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)	375
1,250	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)	1,250

191

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
375	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(2)		$ 375
375	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(2)		375
			2,375
	Total Short-Term Investments (cost $98,194)		$ 98,194
	Total Investments (cost $99,881,784)	99.7%	$ 126,857,089
	Other Assets and Liabilities	0.3%	379,973
	Net Assets	100.0%	$ 127,237,062
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,943,824	$ 1,943,824	$ —	$ —
Banks	21,073,124	21,073,124	—	—
Capital Goods	9,363,479	9,363,479	—	—
Commercial & Professional Services	7,030,879	4,765,390	2,265,489	—
Consumer Durables & Apparel	11,376,223	11,376,223	—	—
Consumer Services	8,159,790	8,159,790	—	—
Energy	4,533,327	4,533,327	—	—
Equity Real Estate Investment Trusts (REITs)	4,498,627	4,498,627	—	—
Financial Services	12,475,357	12,475,357	—	—
Health Care Equipment & Services	5,742,714	5,742,714	—	—
Household & Personal Products	3,565,775	3,565,775	—	—
Insurance	7,885,701	7,885,701	—	—
Materials	4,060,145	4,060,145	—	—
Media & Entertainment	2,016,611	2,016,611	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,743,611	3,743,611	—	—
Semiconductors & Semiconductor Equipment	3,196,126	3,196,126	—	—
Software & Services	8,449,235	8,449,235	—	—
Utilities	3,990,212	3,990,212	—	—
Exchange-Traded Funds	3,654,135	3,654,135	—	—
Short-Term Investments	98,194	2,375	95,819	—
Total	$ 126,857,089	$ 124,495,781	$ 2,361,308	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
192

The Hartford Small Company Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Automobiles & Components - 0.8%
43,113	Visteon Corp.*	$ 4,981,276
	Banks - 1.1%
220,397	Cadence Bank	7,244,449
	Capital Goods - 16.9%
24,679	Acuity Brands, Inc.	6,203,067
137,908	Ameresco, Inc. Class A*	4,353,756
89,605	Applied Industrial Technologies, Inc.	19,550,915
324,403	AZEK Co., Inc.*	14,562,451
21,265	Comfort Systems USA, Inc.	7,068,911
45,932	Curtiss-Wright Corp.	13,536,160
344,846	Fluor Corp.*	16,587,093
38,687	Middleby Corp.*	5,245,183
106,415	NEXTracker, Inc. Class A*	5,229,233
145,796	Rush Enterprises, Inc. Class A	7,437,054
390,006	Shoals Technologies Group, Inc. Class A*	2,535,039
321,090	Zurn Elkay Water Solutions Corp.	10,422,581
		112,731,443
	Commercial & Professional Services - 7.5%
207,640	Aris Water Solutions, Inc. Class A	3,677,305
78,197	Casella Waste Systems, Inc. Class A*	8,098,081
352,451	ExlService Holdings, Inc.*	12,427,422
58,404	TriNet Group, Inc.	6,088,617
656,279	Verra Mobility Corp.*	19,773,686
		50,065,111
	Consumer Discretionary Distribution & Retail - 3.0%
45,367	Abercrombie & Fitch Co. Class A*	6,690,725
54,629	Boot Barn Holdings, Inc.*	7,291,879
144,828	Global-e Online Ltd.*	4,970,497
26,907	Tory Burch LLC*(1)(2)	1,263,574
		20,216,675
	Consumer Durables & Apparel - 3.2%
42,073	Crocs, Inc.*	5,653,349
129,776	Skyline Champion Corp.*	10,578,042
123,675	YETI Holdings, Inc.*	5,113,961
		21,345,352
	Consumer Services - 4.2%
13,892	Duolingo, Inc.*	2,388,590
346,785	European Wax Center, Inc. Class A*	3,256,311
774,195	Genius Sports Ltd.*	5,287,752
158,258	H&R Block, Inc.	9,169,469
20,632	Wingstop, Inc.	7,713,892
		27,816,014
	Energy - 5.9%
180,659	Cactus, Inc. Class A	11,403,196
44,200	Chord Energy Corp.	7,587,372
131,429	Seadrill Ltd.*	7,229,910
304,675	Viper Energy, Inc.	13,000,482
		39,220,960
	Equity Real Estate Investment Trusts (REITs) - 2.6%
222,769	Phillips Edison & Co., Inc. REIT	7,819,192
97,473	Ryman Hospitality Properties, Inc. REIT	9,797,011
		17,616,203
	Financial Services - 2.7%
248,690	HA Sustainable Infrastructure Capital, Inc.	8,149,571
76,089	PJT Partners, Inc. Class A	10,115,272
		18,264,843
	Health Care Equipment & Services - 9.8%
76,553	Acadia Healthcare Co., Inc.*	4,964,462
50,751	Glaukos Corp.*	5,946,495
106,227	Haemonetics Corp.*	9,565,741
81,642	HealthEquity, Inc.*	6,407,264
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Health Care Equipment & Services - 9.8% - (continued)
254,921	Hims & Hers Health, Inc.*	$ 5,414,522
104,265	Inari Medical, Inc.*	4,854,579
35,522	Inspire Medical Systems, Inc.*	5,010,378
272,522	PROCEPT BioRobotics Corp.*	17,256,093
41,113	TransMedics Group, Inc.*	5,848,735
		65,268,269
	Household & Personal Products - 1.7%
65,856	elf Beauty, Inc.*	11,365,429
	Insurance - 1.2%
553,647	SiriusPoint Ltd.*	7,955,907
	Materials - 2.8%
811,750	Arcadium Lithium PLC*	2,581,365
161,627	Cabot Corp.	16,209,572
		18,790,937
	Media & Entertainment - 3.3%
194,407	Cargurus, Inc.*	4,825,182
183,934	Criteo SA ADR*	8,192,420
878,276	Eventbrite, Inc. Class A*	4,294,770
90,350	Ziff Davis, Inc.*	4,325,958
		21,638,330
	Pharmaceuticals, Biotechnology & Life Sciences - 15.6%
105,473	Akero Therapeutics, Inc.*	2,819,293
46,892	Apellis Pharmaceuticals, Inc.*	1,856,923
63,100	Apogee Therapeutics, Inc.*	3,072,970
60,803	Arcturus Therapeutics Holdings, Inc.*	1,426,438
93,112	Avidity Biosciences, Inc.*	4,244,045
58,350	Blueprint Medicines Corp.*	6,319,305
134,172	Celldex Therapeutics, Inc.*	5,113,295
124,067	Crinetics Pharmaceuticals, Inc.*	6,590,439
73,578	Cytokinetics, Inc.*	4,341,838
67,550	Disc Medicine, Inc.*	2,915,458
717,000	Geron Corp.*	3,398,580
238,720	Immatics NV*	2,869,414
42,261	Immunocore Holdings PLC ADR*	1,677,762
76,662	Insmed, Inc.*	5,577,160
59,109	Intellia Therapeutics, Inc.*	1,549,247
73,921	Intra-Cellular Therapies, Inc.*	5,819,061
58,164	Kymera Therapeutics, Inc.*	2,687,177
85,596	Longboard Pharmaceuticals, Inc.*	2,845,211
69,613	Merus NV*	3,692,274
53,738	Morphic Holding, Inc.*	3,044,795
155,245	Nurix Therapeutics, Inc.*	3,396,761
38,157	Prothena Corp. PLC*	888,295
74,060	PTC Therapeutics, Inc.*	2,506,931
97,745	REVOLUTION Medicines, Inc.*	4,461,082
201,488	Rocket Pharmaceuticals, Inc.*	4,876,010
493,754	Savara, Inc.*	2,271,268
60,027	Structure Therapeutics, Inc. ADR*	2,244,410
160,794	Syndax Pharmaceuticals, Inc.*	3,650,024
70,060	Vaxcyte, Inc.*	5,527,033
115,884	Verona Pharma PLC ADR*	2,625,931
		104,308,430
	Semiconductors & Semiconductor Equipment - 3.0%
46,101	MKS Instruments, Inc.	5,804,116
36,121	SiTime Corp.*	5,127,376
58,572	Synaptics, Inc.*	5,114,507
17,695	Universal Display Corp.	3,939,261
		19,985,260
	Software & Services - 10.0%
359,496	AvePoint, Inc.*	3,918,506
330,954	Clearwater Analytics Holdings, Inc. Class A*(3)	6,470,151
40,077	CyberArk Software Ltd.*	10,274,941
130,969	DoubleVerify Holdings, Inc.*	2,766,065

193

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	Software & Services - 10.0% - (continued)
100,184	Five9, Inc.*		$ 4,463,197
91,261	Intapp, Inc.*		3,269,882
362,108	Jamf Holding Corp.*		6,630,198
27,917	Manhattan Associates, Inc.*		7,129,444
428,973	PowerSchool Holdings, Inc. Class A*		9,677,631
123,075	Sprout Social, Inc. Class A*		4,808,540
161,891	Squarespace, Inc. Class A*		7,153,963
			66,562,518
	Technology Hardware & Equipment - 3.1%
71,689	Calix, Inc.*		2,948,568
52,266	ePlus, Inc.*		4,804,291
17,687	Fabrinet*		3,901,045
49,734	Novanta, Inc.*		9,010,806
			20,664,710
	Total Common Stocks (cost $516,138,713)		$ 656,042,116
EXCHANGE-TRADED FUNDS - 1.2%
	Other Investment Pools & Funds - 1.2%
28,446	iShares Russell 2000 Growth ETF (3)		$ 8,077,526
	Total Exchange-Traded Funds (cost $7,912,061)		$ 8,077,526
	Total Long-Term Investments (cost $524,050,774)		$ 664,119,642
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.1%
$ 686,288	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $686,390; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $700,181		$ 686,288
	Securities Lending Collateral - 0.5%
508,859	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		508,859
1,696,197	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(4)		1,696,197
508,859	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(4)		508,859
508,859	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(4)		508,859
			3,222,774
	Total Short-Term Investments (cost $3,909,062)		$ 3,909,062
	Total Investments (cost $527,959,836)	100.2%	$ 668,028,704
	Other Assets and Liabilities	(0.2)%	(1,237,652)
	Net Assets	100.0%	$ 666,791,052
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,263,574 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$ 2,108,912	$ 1,263,574

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

194

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 4,981,276	$ 4,981,276	$ —	$ —
Banks	7,244,449	7,244,449	—	—
Capital Goods	112,731,443	112,731,443	—	—
Commercial & Professional Services	50,065,111	50,065,111	—	—
Consumer Discretionary Distribution & Retail	20,216,675	18,953,101	—	1,263,574
Consumer Durables & Apparel	21,345,352	21,345,352	—	—
Consumer Services	27,816,014	27,816,014	—	—
Energy	39,220,960	39,220,960	—	—
Equity Real Estate Investment Trusts (REITs)	17,616,203	17,616,203	—	—
Financial Services	18,264,843	18,264,843	—	—
Health Care Equipment & Services	65,268,269	65,268,269	—	—
Household & Personal Products	11,365,429	11,365,429	—	—
Insurance	7,955,907	7,955,907	—	—
Materials	18,790,937	18,790,937	—	—
Media & Entertainment	21,638,330	21,638,330	—	—
Pharmaceuticals, Biotechnology & Life Sciences	104,308,430	104,308,430	—	—
Semiconductors & Semiconductor Equipment	19,985,260	19,985,260	—	—
Software & Services	66,562,518	66,562,518	—	—
Technology Hardware & Equipment	20,664,710	20,664,710	—	—
Exchange-Traded Funds	8,077,526	8,077,526	—	—
Short-Term Investments	3,909,062	3,222,774	686,288	—
Total	$ 668,028,704	$ 666,078,842	$ 686,288	$ 1,263,574

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
195

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0%
	Asset-Backed - Automobile - 5.8%
	Ally Bank Auto Credit-Linked Notes
$ 3,041,251	7.92%, 05/17/2032(1)	$ 3,070,173
935,769	9.89%, 05/17/2032(1)	946,321
5,750,000	American Credit Acceptance Receivables Trust 3.64%, 05/15/2028(1)	5,625,183
1,115,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	1,123,924
4,990,000	Avid Automobile Receivables Trust 11.14%, 05/15/2029(1)	5,104,149
7,725,000	Bridgecrest Lending Auto Securitization Trust 5.53%, 01/18/2028	7,726,438
	Credit Acceptance Auto Loan Trust
7,500,000	6.13%, 12/15/2033(1)	7,581,530
4,049,000	6.57%, 10/15/2032(1)	4,071,639
4,290,000	Drive Auto Receivables Trust 5.35%, 02/15/2028	4,290,843
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,698,737
3,195,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	3,229,507
	Exeter Automobile Receivables Trust
1,930,000	4.02%, 01/17/2028(1)	1,856,508
8,445,000	7.84%, 10/15/2031(1)	8,548,054
1,826,000	7.98%, 10/15/2031(1)	1,859,723
3,365,000	9.75%, 11/15/2030(1)	3,571,073
2,040,000	12.07%, 09/16/2030(1)	2,277,673
	Flagship Credit Auto Trust
1,065,000	1.49%, 02/15/2027(1)	1,044,283
4,775,000	10.89%, 07/15/2030(1)	5,094,298
2,991,000	11.44%, 04/15/2030(1)	3,237,971
	Ford Credit Auto Owner Trust
1,700,000	5.03%, 02/15/2028	1,702,830
10,000,000	5.28%, 02/15/2036(1)	10,195,255
4,500,000	Hertz Vehicle Financing III LLC 9.40%, 09/25/2029(1)	4,521,956
6,630,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	6,659,122
	Santander Bank Auto Credit-Linked Notes
1,000,000	5.00%, 12/15/2031(1)	996,927
1,200,000	6.17%, 12/15/2031(1)	1,193,419
1,325,000	8.41%, 12/15/2033(1)	1,334,809
750,000	12.24%, 12/15/2033(1)	766,500
715,000	13.75%, 06/15/2033(1)	763,134
	Santander Drive Auto Receivables Trust
1,582,725	1.13%, 11/16/2026	1,559,978
4,029,545	1.35%, 07/15/2027	3,934,873
17,065,000	1.67%, 10/15/2027	16,503,227
2,335,000	5.25%, 04/17/2028	2,335,643
7,175,000	5.73%, 04/17/2028	7,213,952
3,720,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	3,734,924
7,075,000	Tricolor Auto Securitization Trust 13.45%, 06/15/2028(1)	7,493,440
8,830,000	Westlake Automobile Receivables Trust 3.66%, 12/15/2027(1)	8,574,845
3,100,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	3,114,975
		154,557,836
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Asset-Backed - Credit Card - 0.5%
$ 14,100,000	American Express Credit Account Master Trust 5.15%, 09/15/2030	$ 14,428,784
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
429,501	5.60%, 12/25/2046, 1 mo. USD Term SOFR + 0.25%(2)	128,324
741,676	5.62%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	205,611
777,986	5.82%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	174,573
500,627	5.92%, 04/25/2047, 1 mo. USD Term SOFR + 0.57%(2)	220,087
1,040,046	GSAMP Trust 5.55%, 01/25/2037, 1 mo. USD Term SOFR + 0.20%(2)	618,254
1,894,943	Morgan Stanley Mortgage Loan Trust 5.80%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	522,105
	Soundview Home Loan Trust
2,224,429	5.94%, 07/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,972,648
80,982	5.96%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	75,125
		3,916,727
	Commercial Mortgage-Backed Securities - 3.8%
3,450,000	ARZ Trust 8.27%, 06/11/2029(1)	3,514,589
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	477,605
	BBCMS Mortgage Trust
2,490,000	0.98%, 04/15/2053(3)(4)	125,368
4,265,927	1.61%, 04/15/2053(3)(4)	239,319
	Benchmark Mortgage Trust
12,718,701	1.22%, 03/15/2062(3)(4)	596,529
8,619,837	1.51%, 01/15/2054(3)(4)	635,319
541,000	4.97%, 03/15/2052(3)	441,043
	BPR Trust
3,470,000	8.34%, 10/05/2038(1)(3)	3,583,787
8,245,000	9.51%, 08/15/2039, 1 mo. USD Term SOFR + 4.18%(1)(2)	8,244,038
5,675,000	12.96%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(2)	5,564,533
1,742,000	BX Commercial Mortgage Trust 8.29%, 09/15/2036, 1 mo. USD Term SOFR + 2.96%(1)(2)	1,708,203
	BX Trust
897,739	9.03%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(2)	897,458
1,120,000	10.37%, 06/15/2036, 1 mo. USD Term SOFR + 5.04%(1)(2)	991,943
10,165,000	BXSC Commercial Mortgage Trust 9.46%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	10,050,683
2,260,000	CAMB Commercial Mortgage Trust 8.88%, 12/15/2037, 1 mo. USD Term SOFR + 3.55%(1)(2)	2,220,450
3,080,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	2,063,598
	Commercial Mortgage Trust
3,761,000	3.86%, 03/10/2046(1)(3)	2,658,108
1,350,000	4.62%, 08/10/2047(3)	996,027
707	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	700

196

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Commercial Mortgage-Backed Securities - 3.8% - (continued)
	DBJPM Mortgage Trust
$ 17,162,579	1.41%, 08/10/2049(3)(4)	$ 355,114
4,074,522	1.70%, 09/15/2053(3)(4)	202,474
	DC Trust
2,740,000	8.48%, 04/13/2028(1)(3)	2,771,436
3,460,000	10.31%, 04/13/2028(1)(3)	3,477,117
7,960,000	GS Mortgage Securities Corp. II 7.29%, 03/10/2041(1)(3)	7,907,103
	GS Mortgage Securities Corp. Trust
6,844,321	2.95%, 11/05/2034(1)	5,571,337
1,450,000	9.99%, 10/15/2036, 1 mo. USD Term SOFR + 4.66%(1)(2)	1,431,482
	GS Mortgage Securities Trust
180,770	0.37%, 07/10/2046(3)(4)	2
7,429,409	0.66%, 02/13/2053(3)(4)	197,653
38,117	1.70%, 08/10/2044(1)(3)(4)	0(5)
1,803,408	4.60%, 11/10/2045(1)(3)	1,641,999
175,000	4.96%, 04/10/2047(1)(3)	136,430
3,085,000	HTL Commercial Mortgage Trust 11.93%, 05/10/2039(1)(3)	3,109,816
	JP Morgan Chase Commercial Mortgage Securities Trust
512,384	2.73%, 10/15/2045(1)(3)	449,333
485,000	3.57%, 12/15/2047(1)(3)	300,858
2,172,833	4.89%, 12/15/2046(1)(3)	1,914,918
1,134,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.98%, 07/15/2046(1)(3)	754,110
	Morgan Stanley Capital I Trust
2,055,000	4.28%, 06/15/2050(3)	1,856,936
465,000	4.94%, 07/15/2049(1)(3)	398,340
4,551	5.25%, 10/12/2052(1)(3)	1,752
3,150,000	Multifamily Connecticut Avenue Securities Trust 9.20%, 07/25/2054, 30 day USD SOFR Average + 3.85%(1)(2)	3,169,713
11,252,708	SREIT Trust 8.07%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(2)	11,194,827
585,000	UBS Commercial Mortgage Trust 4.86%, 06/15/2050(1)(3)	484,528
15,000	Wells Fargo Commercial Mortgage Trust 4.08%, 05/15/2048(3)	13,458
	Wells Fargo NA
6,463,959	0.59%, 11/15/2062(3)(4)	169,953
28,303,803	0.63%, 11/15/2062(3)(4)	831,990
5,284,826	0.68%, 12/15/2052(3)(4)	158,721
9,164,167	0.88%, 05/15/2062(3)(4)	311,643
11,794,818	0.88%, 01/15/2063(3)(4)	435,527
4,161,094	1.20%, 03/15/2063(3)(4)	206,878
13,683,534	1.76%, 03/15/2063(3)(4)	1,143,518
	WFRBS Commercial Mortgage Trust
39,313	3.02%, 11/15/2047(1)	1,573
1,868,728	4.72%, 11/15/2045(1)(3)	1,693,436
215,000	5.00%, 06/15/2044(1)(3)	129,967
3,050,000	X-Caliber Funding LLC 8.85%, 10/15/2026, 1 mo. USD Term SOFR + 3.50%(1)(2)	3,043,644
		100,476,886
	Other Asset-Backed Securities - 4.5%
1,220,536	AASET Trust 6.41%, 01/16/2040(1)	378,377
3,230,496	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	2,316,247
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Other Asset-Backed Securities - 4.5% - (continued)
	Affirm Asset Securitization Trust
$ 22,656	0.00%, 05/15/2029(1)(6)	$ 1,601,336
3,910,000	9.17%, 02/15/2029(1)	3,945,744
3,925,000	11.32%, 09/15/2028(1)	4,068,730
1,400,000	AGL CLO 32 Ltd. 1.00%, 07/21/2037(1)(3)(7)	1,225,000
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,056,883
1,750,000	Ballyrock CLO 27 Ltd. 1.00%, 10/25/2037(1)(3)	1,536,062
1,688,000	Bellemeade Re Ltd. 9.95%, 01/26/2032, 30 day USD SOFR Average + 4.60%(1)(2)	1,741,627
898,037	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	610,294
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	764,526
	CIFC Funding Ltd.
2,660,000	10.49%, 04/19/2029, 3 mo. USD Term SOFR + 5.21%(1)(2)	2,665,682
2,270,000	12.41%, 01/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	2,294,121
8,870,000	Eagle RE Ltd. 11.10%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(2)	9,261,140
17,914	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	14,773
1,162,933	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,089,787
2,630,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 11.78%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	2,655,727
3,340,000	Golub Capital Partners ABS Funding 8.11%, 01/25/2034(1)	3,403,230
5,300,000	Golub Capital Partners CLO 72 B Ltd. 12.05%, 04/25/2037, 3 mo. USD Term SOFR + 6.75%(1)(2)	5,388,526
1,300,000	GreenSky Home Improvement Trust 7.33%, 07/25/2059(1)	1,300,728
1,622,964	HINNT LLC 8.00%, 03/15/2043(1)	1,530,573
	Home RE Ltd.
3,462,000	9.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	3,632,950
6,685,000	10.85%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	7,158,076
1,078,690	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	571,691
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,731,468
8,120,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 11.82%, 07/18/2038, 3 mo. USD Term SOFR + 6.50%(1)(2)	8,087,220
2,830,000	Neuberger Berman Loan Advisers CLO 56 Ltd. 0.00%, 07/24/2037(1)(3)(6)	2,503,862
4,000,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 0.00%, 04/20/2038(1)(3)(6)	3,444,400
2,825,000	Octagon Investment Partners 27 Ltd. 11.51%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	2,671,422
5,000,000	Octagon Investment Partners XVI Ltd. 11.30%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	4,502,850

197

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Other Asset-Backed Securities - 4.5% - (continued)
$ 4,910,000	Palmer Square Loan Funding Ltd. 13.05%, 07/20/2029, 3 mo. USD Term SOFR + 7.77%(1)(2)	$ 4,892,727
1,470,000	Progress Residential Trust 6.60%, 03/17/2040(1)	1,458,205
	SCF Equipment Leasing LLC
1,750,000	7.00%, 07/21/2036(1)	1,716,739
1,043,000	9.00%, 12/20/2034(1)	1,059,315
515,000	TIC Home Improvement Trust 11.73%, 10/15/2046(1)	528,527
4,675,000	Triangle Re Ltd. 10.96%, 10/25/2033, 1 mo. USD Term SOFR + 5.61%(1)(2)	4,928,120
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,253,326
1,120,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	1,150,624
12,014,000	Verizon Master Trust 4.73%, 04/21/2031(1)	12,048,590
3,585,000	VFI ABS LLC 12.36%, 12/24/2030(1)	3,628,551
		118,817,776
	Whole Loan Collateral CMO - 6.2%
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	1,791,541
83,752	Banc of America Mortgage Trust 5.11%, 09/25/2035(3)	73,785
35,055	Bear Stearns ALT-A Trust 5.96%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	31,773
70,658	Bear Stearns ARM Trust 7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	64,100
402,650	Chase Mortgage Finance Trust 5.50%, 11/25/2035	291,160
221,386	CHL Mortgage Pass-Through Trust 4.46%, 09/25/2047(3)	194,415
	Countrywide Alternative Loan Trust
24,908	5.50%, 12/25/2035, 1 mo. USD Term SOFR + 0.61%(2)	10,636
528,069	5.75%, 05/25/2036	203,544
73,609	6.00%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	64,754
534,447	6.00%, 05/25/2036	276,925
138,966	6.10%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	112,139
55,816	CSMC Trust 3.25%, 04/25/2047(1)(3)	49,993
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	4,079,681
	Federal National Mortgage Association Connecticut Avenue Securities
8,950,000	10.85%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	9,369,576
7,705,000	11.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	8,138,406
12,180,000	11.35%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	12,888,023
7,965,000	11.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	8,403,075
6,357,172	12.35%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	6,973,055
11,233,000	13.00%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	12,258,011
8,200,000	14.71%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	9,116,898
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Whole Loan Collateral CMO - 6.2% - (continued)
$ 11,315,000	14.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	$ 12,895,505
1,400,000	15.20%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	1,598,044
29,012	GMACM Mortgage Loan Trust 3.62%, 04/19/2036(3)	22,804
208,166	GSR Mortgage Loan Trust 4.60%, 01/25/2036(3)	184,902
745,242	HarborView Mortgage Loan Trust 5.94%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	697,436
15,449	Impac CMB Trust 7.71%, 02/25/2036, 1 mo. USD Term SOFR + 2.36%(2)	14,789
314,125	IndyMac IMSC Mortgage Loan Trust 5.61%, 03/25/2047, 1 mo. USD Term SOFR + 0.26%(2)	202,811
	JP Morgan Mortgage Trust
117,396	4.53%, 05/25/2036(3)	94,500
88,923	5.06%, 11/25/2035(3)	71,141
19,271	5.48%, 04/25/2037(3)	14,082
35,518	MASTR Adjustable Rate Mortgages Trust 6.22%, 11/21/2034(3)	33,331
150,522	Nomura Asset Acceptance Corp. Alternative Loan Trust 5.05%, 06/25/2036(3)	108,545
3,970,000	NYMT Loan Trust 3.56%, 08/25/2061(1)(8)	3,545,706
4,645,000	OSAT Trust 6.97%, 05/25/2065(1)(8)	4,631,105
	PRET LLC
3,716,489	3.72%, 07/25/2051(1)(8)	3,377,590
6,350,000	3.84%, 07/25/2051(1)(8)	6,090,844
2,075,000	10.04%, 04/27/2054(1)(8)	2,097,369
1,899,878	Pretium Mortgage Credit Partners I LLC 3.84%, 06/27/2060(1)(8)	1,793,613
9,979,574	Pretium Mortgage Credit Partners LLC 3.60%, 02/25/2061(1)(8)	9,078,010
	PRPM LLC
5,688,000	4.83%, 10/25/2026(1)(8)	5,607,913
1,289,306	6.47%, 04/25/2026(1)(8)	1,231,627
1,052,420	7.70%, 11/25/2025(1)(8)	1,041,986
461,946	Structured Asset Mortgage Investments II Trust 5.92%, 02/25/2036, 1 mo. USD Term SOFR + 0.57%(2)	359,732
13,902,000	VCAT LLC 3.84%, 08/25/2051(1)(8)	12,912,657
2,423,601	VOLT C LLC 4.83%, 05/25/2051(1)(8)	2,215,546
2,240,688	VOLT CI LLC 4.83%, 05/25/2051(1)(8)	2,019,055
1,721,021	VOLT CII LLC 4.21%, 08/25/2051(1)(8)	1,529,899
2,115,334	VOLT XCIII LLC 4.83%, 02/27/2051(1)(8)	2,010,733
5,871,740	VOLT XCIV LLC 4.95%, 02/27/2051(1)(8)	5,610,886
4,282,214	VOLT XCIX LLC 4.95%, 04/25/2051(1)(8)	3,832,551
5,273,625	VOLT XCV LLC 4.95%, 03/27/2051(1)(8)	4,982,462

198

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0% - (continued)
	Whole Loan Collateral CMO - 6.2% - (continued)
$ 11,546	WaMu Mortgage Pass-Through Certificates Trust 6.30%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	$ 10,715
274,636	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 6.00%, 07/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	189,703
		164,499,082
	Total Asset & Commercial Mortgage-Backed Securities (cost $563,988,504)	$ 556,697,091
CONVERTIBLE BONDS - 6.6%
	Airlines - 0.1%
2,950,000	Southwest Airlines Co. 1.25%, 05/01/2025	$ 2,919,025
	Auto Manufacturers - 0.2%
2,616,000	Ford Motor Co. 0.00%, 03/15/2026(6)	2,536,212
2,655,000	Rivian Automotive, Inc. 3.63%, 10/15/2030(1)	2,570,372
		5,106,584
	Biotechnology - 0.4%
2,775,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	2,992,838
3,339,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	2,924,227
4,785,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	5,383,125
		11,300,190
	Commercial Services - 0.6%
	Alarm.com Holdings, Inc.
2,393,000	0.00%, 01/15/2026(6)	2,195,604
2,900,000	2.25%, 06/01/2029(1)(9)	3,013,518
5,500,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	5,197,500
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(10)	1,201,230
	Shift4 Payments, Inc.
$ 2,220,000	0.00%, 12/15/2025(6)	2,399,820
2,750,000	0.50%, 08/01/2027	2,567,125
		16,574,797
	Diversified Financial Services - 0.0%
675,000	Bread Financial Holdings, Inc. 4.25%, 06/15/2028	1,041,660
	Electric - 0.5%
2,425,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027(1)	2,922,125
5,645,000	PG&E Corp. 4.25%, 12/01/2027(1)	5,822,817
3,500,000	Southern Co. 3.88%, 12/15/2025(9)	3,701,250
		12,446,192
	Energy-Alternate Sources - 0.2%
4,395,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	3,794,752
2,105,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(6)(9)	1,926,075
		5,720,827
	Engineering & Construction - 0.2%
3,703,000	Fluor Corp. 1.13%, 08/15/2029(1)	4,534,324
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.6% - (continued)
	Entertainment - 0.3%
$ 4,295,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	$ 3,617,954
3,450,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029(9)	3,908,160
		7,526,114
	Healthcare - Products - 0.4%
	Exact Sciences Corp.
1,987,000	0.38%, 03/15/2027	1,759,791
2,720,000	2.00%, 03/01/2030(1)	2,501,483
3,392,000	Insulet Corp. 0.38%, 09/01/2026	3,658,272
1,824,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(9)	1,716,362
		9,635,908
	Home Builders - 0.2%
4,295,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	4,736,526
	Internet - 1.2%
3,198,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031(1)	3,215,309
	Etsy, Inc.
445,000	0.13%, 10/01/2026	459,543
1,828,000	0.25%, 06/15/2028	1,460,609
13,500,000	Meituan 0.00%, 04/27/2028(6)(10)	12,264,750
	Sea Ltd.
2,515,000	0.25%, 09/15/2026	2,214,458
560,000	2.38%, 12/01/2025	580,440
2,776,000	Snap, Inc. 0.13%, 03/01/2028	2,206,920
	Uber Technologies, Inc.
1,243,000	0.00%, 12/15/2025(6)	1,280,290
2,885,000	0.88%, 12/01/2028(1)	3,215,332
3,500,000	Zillow Group, Inc. 1.38%, 09/01/2026	4,333,000
		31,230,651
	IT Services - 0.3%
4,130,000	Rapid7, Inc. 0.25%, 03/15/2027	3,672,978
2,500,000	Seagate HDD Cayman 3.50%, 06/01/2028(1)(9)	3,390,000
1,090,000	Zscaler, Inc. 0.13%, 07/01/2025	1,390,509
		8,453,487
	Leisure Time - 0.2%
3,070,000	Carnival Corp. 5.75%, 12/01/2027	4,629,560
89,000	Royal Caribbean Cruises Ltd. 6.00%, 08/15/2025	281,774
		4,911,334
	Lodging - 0.2%
6,125,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	6,072,693
	Machinery-Diversified - 0.2%
3,975,000	Middleby Corp. 1.00%, 09/01/2025	4,489,763
	Miscellaneous Manufacturing - 0.1%
245,000	Axon Enterprise, Inc. 0.50%, 12/15/2027	343,543
2,799,000	John Bean Technologies Corp. 0.25%, 05/15/2026	2,570,881
		2,914,424
	Pharmaceuticals - 0.2%
	Dexcom, Inc.
2,375,000	0.25%, 11/15/2025	2,228,863

199

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.6% - (continued)
	Pharmaceuticals - 0.2% - (continued)
$ 2,150,000	0.38%, 05/15/2028	$ 1,872,527
1,351,000	Jazz Investments I Ltd. 2.00%, 06/15/2026	1,319,622
		5,421,012
	Real Estate Investment Trusts - 0.5%
1,625,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	2,142,562
	Rexford Industrial Realty LP
2,600,000	4.13%, 03/15/2029(1)	2,642,900
2,575,000	4.38%, 03/15/2027(1)	2,608,475
4,380,000	Welltower OP LLC 2.75%, 05/15/2028(1)	5,367,252
		12,761,189
	Semiconductors - 0.2%
1,750,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	1,755,600
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(6)	1,319,935
2,590,000	0.50%, 03/01/2029	2,670,199
		5,745,734
	Software - 0.4%
525,000	Bill Holdings, Inc. 0.00%, 12/01/2025(6)	487,725
2,880,000	Datadog, Inc. 0.13%, 06/15/2025	3,818,880
5,100,000	Dayforce, Inc. 0.25%, 03/15/2026	4,707,300
1,675,000	MongoDB, Inc. 0.25%, 01/15/2026	2,221,050
		11,234,955
	Total Convertible Bonds (cost $172,433,571)	$ 174,777,389
CORPORATE BONDS - 29.8%
	Advertising - 0.1%
1,961,000	Clear Channel Outdoor Holdings, Inc. 7.75%, 04/15/2028(1)	$ 1,732,868
	Aerospace/Defense - 0.0%
335,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	362,793
	Agriculture - 0.1%
1,685,000	Kernel Holding SA 6.50%, 10/17/2024(1)	1,541,775
3,100,000	MHP Lux SA 6.25%, 09/19/2029(10)	2,239,409
		3,781,184
	Airlines - 0.1%
2,390,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)(9)	1,904,411
	Apparel - 0.1%
1,580,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)(9)	1,672,367
	Auto Manufacturers - 0.0%
718,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(9)(11)(12)	681,149
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Auto Parts & Equipment - 0.2%
	Forvia SE
EUR 2,875,000	2.38%, 06/15/2027(10)	$ 2,954,433
2,805,000	2.75%, 02/15/2027(10)	2,922,221
		5,876,654
	Chemicals - 0.4%
	Braskem Netherlands Finance BV
$ 1,230,000	4.50%, 01/31/2030(10)	1,063,896
1,225,000	7.25%, 02/13/2033(1)	1,178,724
200,000	7.25%, 02/13/2033(10)	192,445
1,340,000	8.50%, 01/12/2031(1)	1,385,246
	Itelyum Regeneration SpA
EUR 2,275,000	4.63%, 10/01/2026(10)	2,422,252
1,265,000	4.63%, 10/01/2026(1)	1,346,879
	OCP SA
$ 1,890,000	7.50%, 05/02/2054(1)	1,953,788
400,000	7.50%, 05/02/2054(10)	413,500
2,200,000	Sasol Financing USA LLC 5.50%, 03/18/2031	1,908,014
		11,864,744
	Commercial Banks - 5.6%
EUR 1,400,000	Abanca Corp. Bancaria SA 10.63%, 07/14/2028, (10.63% fixed rate until 07/14/2028; 5 yr. EUR Swap + 7.64% thereafter)(10)(11)(12)	1,701,301
$ 2,840,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(11)	2,899,502
EUR 2,700,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, (7.71% fixed rate until 01/18/2028; 5 yr. EURIBOR ICE Swap + 5.01% thereafter)(10)(11)	3,137,812
	Banca Transilvania SA
350,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(10)(11)	397,007
12,040,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(10)(11)	13,776,924
	Banco de Sabadell SA
1,400,000	5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(10)(11)(12)	1,424,144
1,600,000	5.75%, 03/15/2026, (5.75% fixed rate until 03/15/2026; 5 yr. EUR Swap + 6.20% thereafter)(10)(11)(12)	1,703,461
700,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(10)(11)(12)	855,492
1,365,000	Bank of Cyprus PCL 7.38%, 07/25/2028, (7.38% fixed rate until 07/25/2027; 3 mo. EURIBOR + 4.10% thereafter)(10)(11)	1,603,135
$ 500,000	Bank of Montreal 7.30%, 11/26/2084, (7.30% fixed rate until 11/26/2034; 5 yr. USD CMT + 3.01% thereafter)(11)	505,592

200

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Commercial Banks - 5.6% - (continued)
$ 1,108,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(11)	$ 1,172,169
	Bank of Nova Scotia
1,359,000	8.00%, 01/27/2084, (8.00% fixed rate until 01/27/2029; 5 yr. USD CMT + 4.02% thereafter)(11)	1,423,348
712,000	8.21%, 10/12/2024, 3 mo. USD Term SOFR + 2.91%(3)(12)	700,130
	BBVA Bancomer SA
3,395,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(11)	3,585,497
295,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(10)(11)	311,553
1,725,000	BNP Paribas SA 4.63%, 02/25/2031, (4.63% fixed rate until 02/25/2031; 5 yr. USD CMT + 3.34% thereafter)(1)(11)(12)	1,444,730
EUR 5,600,000	BPCE SA 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(10)(11)	5,668,152
	Caixa Economica Montepio Geral Caixa Economica Bancaria SA
1,300,000	5.63%, 05/29/2028, (5.63% fixed rate until 05/29/2027; 3 mo. EURIBOR + 2.60% thereafter)(10)(11)	1,424,627
2,000,000	8.50%, 06/12/2034, (8.50% fixed rate until 03/12/2029; 5 yr. EURIBOR ICE Swap + 5.82% thereafter)(10)(11)	2,305,192
	CaixaBank SA
$ 820,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(11)	841,766
975,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(11)	1,055,953
EUR 1,400,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(10)(11)(12)	1,595,309
	Citigroup, Inc.
$ 1,441,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(11)(12)	1,379,089
1,413,000	7.00%, 08/15/2034, (7.00% fixed rate until 08/15/2034; 10 yr. USD CMT + 2.76% thereafter)(11)(12)	1,431,137
686,000	Citizens Financial Group, Inc. 5.65%, 10/06/2025, (5.65% fixed rate until 10/06/2025; 5 yr. USD CMT + 5.31% thereafter)(9)(11)(12)	672,912
EUR 1,900,000	Crelan SA 5.25%, 01/23/2032, (5.25% fixed rate until 01/23/2031; 1 yr. EURIBOR ICE Swap + 2.75% thereafter)(10)(11)	2,192,986
	Danske Bank AS
$ 4,113,000	4.38%, 05/18/2026, (4.38% fixed rate until 05/18/2026; 5 yr. USD CMT + 3.39% thereafter)(10)(11)(12)	3,876,503
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Commercial Banks - 5.6% - (continued)
EUR 1,490,000	4.63%, 05/14/2034, (4.63% fixed rate until 02/14/2029; 5 yr. EURIBOR ICE Swap + 1.95% thereafter)(10)(11)	$ 1,654,656
	Deutsche Bank AG
1,800,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(10)(11)(12)	1,768,753
$ 1,400,000	6.00%, 10/30/2025, (6.00% fixed rate until 10/30/2025; 5 yr. USD CMT + 4.52% thereafter)(11)(12)	1,341,533
708,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(11)(12)	688,075
	Freedom Mortgage Corp.
4,515,000	12.00%, 10/01/2028(1)	4,859,363
5,380,000	12.25%, 10/01/2030(1)	5,897,992
3,930,000	Golomt Bank 11.00%, 05/20/2027(1)	3,935,895
EUR 2,285,000	Hellenic Bank PCL 10.25%, 06/14/2033, (10.25% fixed rate until 03/14/2028; 5 yr. EUR Swap + 6.85% thereafter)(10)(11)	2,878,404
$ 2,200,000	HSBC Holdings PLC 7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(11)	2,436,478
EUR 600,000	IKB Deutsche Industriebank AG 6.53%, 01/31/2028, (6.53% fixed rate until 01/31/2028; 5 yr. EURIBOR ICE Swap + 3.62% thereafter)(10)(11)	617,350
	Intesa Sanpaolo SpA
$ 2,100,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(11)	1,813,650
630,000	6.63%, 06/20/2033(1)	665,274
1,565,000	7.80%, 11/28/2053(1)	1,771,524
315,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(11)	355,184
	JP Morgan Chase & Co.
530,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD Term SOFR + 1.51% thereafter)(11)	477,652
375,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 6 mo. USD SOFR + 1.46% thereafter)(11)	286,283
510,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(11)	516,363
	Jyske Bank AS
EUR 1,160,000	5.13%, 05/01/2035, (5.13% fixed rate until 02/01/2030; 5 yr. EURIBOR ICE Swap + 2.50% thereafter)(10)(11)	1,309,497
830,000	7.00%, 08/13/2030, (7.00% fixed rate until 08/13/2030; 5 yr. EURIBOR ICE Swap + 4.46% thereafter)(10)(11)(12)	924,344
13,300,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(10)(11)	13,209,016

201

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Commercial Banks - 5.6% - (continued)
EUR 1,475,000	National Bank of Greece SA 5.88%, 06/28/2035, (5.88% fixed rate until 03/28/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(10)(11)	$ 1,668,811
	Nova Ljubljanska Banka DD
1,600,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(10)(11)	1,814,275
1,000,000	7.13%, 06/27/2027, (7.13% fixed rate until 06/27/2026; 1 yr. EUR Swap + 3.61% thereafter)(10)(11)	1,138,559
1,270,000	Novo Banco SA 3.50%, 03/18/2043(10)	1,182,033
$ 280,000	OTP Bank Nyrt 8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(10)(11)	293,209
	Piraeus Financial Holdings SA
EUR 1,720,000	7.25%, 04/17/2034, (7.25% fixed rate until 01/17/2029; 5 yr. EUR Swap + 4.77% thereafter)(10)(11)	1,999,963
1,325,000	8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(10)(11)(12)	1,461,155
	Societe Generale SA
$ 1,595,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(9)(11)(12)	1,467,285
EUR 800,000	4.88%, 11/21/2031, (4.88% fixed rate until 11/21/2030; 3 mo. EURIBOR + 1.90% thereafter)(10)(11)	909,692
$ 1,230,000	9.38%, 11/22/2027, (9.38% fixed rate until 11/22/2027; 5 yr. USD CMT + 5.39% thereafter)(1)(11)(12)	1,261,676
2,950,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(11)(12)	3,115,002
2,300,000	Standard Chartered PLC 7.03%, 01/30/2027, 3 mo. USD LIBOR + 1.51%(3)(10)(12)(13)	2,181,384
919,000	Toronto-Dominion Bank 8.13%, 10/31/2082, (8.13% fixed rate until 10/31/2027; 5 yr. USD CMT + 4.08% thereafter)(11)	958,202
	UBS Group AG
830,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(10)(11)(12)	781,428
2,540,000	5.62%, 09/13/2030, (5.62% fixed rate until 09/13/2029; 1 yr. USD SOFR ICE Swap Rate + 1.34% thereafter)(1)(11)	2,589,879
1,775,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(11)	2,182,148
6,030,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(11)(12)	6,829,572
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Commercial Banks - 5.6% - (continued)
EUR 1,925,000	UniCredit SpA 4.45%, 12/03/2027, (4.45% fixed rate until 12/03/2027; 5 yr. EUR Swap + 4.61% thereafter)(10)(11)(12)	$ 1,969,196
GBP 4,230,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(10)(11)(12)	6,147,628
$ 1,456,000	Wells Fargo & Co. 3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(11)(12)	1,391,324
		147,835,130
	Commercial Services - 0.5%
	Adani Ports & Special Economic Zone Ltd.
450,000	3.10%, 02/02/2031(10)	369,040
1,720,000	4.00%, 07/30/2027(10)	1,617,532
200,000	4.20%, 08/04/2027(10)	188,991
1,735,000	4.38%, 07/03/2029(10)	1,592,318
EUR 2,535,000	House of HR Group BV 9.00%, 11/03/2029(1)	2,867,647
2,495,000	Nexi SpA 1.63%, 04/30/2026(10)	2,596,828
	Verisure Holding AB
308,000	3.25%, 02/15/2027(1)	322,530
555,000	3.88%, 07/15/2026(1)	594,750
410,000	3.88%, 07/15/2026(10)	439,365
	Verisure Midholding AB
2,480,000	5.25%, 02/15/2029(10)	2,653,919
306,000	5.25%, 02/15/2029(1)	327,459
$ 175,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	182,509
		13,752,888
	Construction Materials - 0.2%
881,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)(9)	753,567
2,360,000	Sisecam U.K. PLC 8.63%, 05/02/2032(1)	2,405,925
615,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	623,340
540,000	Wilsonart LLC 11.00%, 08/15/2032(1)	530,388
		4,313,220
	Distribution/Wholesale - 0.0%
1,015,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,045,450
	Diversified Financial Services - 1.9%
685,000	AerCap Holdings NV 5.88%, 10/10/2079, (5.88% fixed rate until 10/10/2024; 5 yr. USD CMT + 4.54% thereafter)(11)	683,199
560,000	AGFC Capital Trust I 7.31%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(3)	364,805
731,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(11)(12)	710,390
1,916,000	American Express Co. 3.55%, 09/15/2026, (3.55% fixed rate until 09/15/2026; 5 yr. USD CMT + 2.85% thereafter)(11)(12)	1,788,728

202

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Diversified Financial Services - 1.9% - (continued)
$ 753,000	Ares Finance Co. III LLC 4.13%, 06/30/2051, (4.13% fixed rate until 06/30/2026; 5 yr. USD CMT + 3.24% thereafter)(1)(11)	$ 703,153
2,800,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	3,001,645
	Capital One Financial Corp.
500,000	5.88%, 07/26/2035, (5.88% fixed rate until 07/26/2034; 6 mo. USD SOFR + 1.99% thereafter)(11)	505,341
460,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(11)	512,522
8,731,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(11)(12)	8,153,913
505,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	538,871
	Discover Financial Services
1,373,000	6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(11)(12)	1,362,290
4,970,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(11)	5,706,106
	Freedom Mortgage Holdings LLC
1,995,000	9.13%, 05/15/2031(1)	1,957,594
3,003,000	9.25%, 02/01/2029(1)	3,024,613
1,455,000	goeasy Ltd. 7.63%, 07/01/2029(1)	1,488,222
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(7)(10)(14)	—
4,435,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	4,135,928
GBP 2,360,000	Jerrold Finco PLC 7.88%, 04/15/2030(1)	3,042,136
$ 1,754,000	LFS Topco LLC 5.88%, 10/15/2026(1)	1,628,567
	Midcap Financial Issuer Trust
539,000	5.63%, 01/15/2030(1)	483,922
3,980,000	6.50%, 05/01/2028(1)	3,839,174
	Muthoot Finance Ltd.
3,250,000	7.13%, 02/14/2028(1)	3,302,638
530,000	7.13%, 02/14/2028(10)	538,584
	PennyMac Financial Services, Inc.
1,598,000	5.75%, 09/15/2031(1)	1,526,667
1,975,000	7.13%, 11/15/2030(1)	1,990,138
		50,989,146
	Electric - 2.9%
5,565,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(10)	4,882,633
11,325,000	Adani Green Energy Ltd. 4.38%, 09/08/2024(1)	11,269,787
1,660,000	AES Andes SA 6.35%, 10/07/2079, (6.35% fixed rate until 01/07/2025; 5 yr. USD CMT + 4.92% thereafter)(10)(11)	1,639,114
2,205,324	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(10)	1,946,199
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Electric - 2.9% - (continued)
$ 1,725,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	$ 1,817,496
EUR 3,890,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(10)	3,784,275
	CMS Energy Corp.
$ 1,712,000	3.75%, 12/01/2050, (3.75% fixed rate until 09/01/2030; 5 yr. USD CMT + 2.90% thereafter)(11)	1,437,130
674,000	4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(11)	622,098
	Dominion Energy, Inc.
722,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(11)(12)	685,047
692,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(11)	716,912
2,212,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(11)	2,326,703
	Edison International
4,993,000	5.00%, 12/15/2026, (5.00% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.90% thereafter)(11)(12)	4,797,967
8,216,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(11)(12)	8,026,498
2,728,000	Emera, Inc. 6.75%, 06/15/2076(3)	2,711,756
1,265,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(1)(11)	1,283,888
	Pacific Gas & Electric Co.
4,271,000	6.70%, 04/01/2053	4,565,102
915,000	6.75%, 01/15/2053	978,296
3,893,000	SAEL Ltd. 7.80%, 07/31/2031(1)	3,930,460
1,848,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(11)	1,701,887
664,000	Southern Co. 4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 yr. USD CMT + 3.73% thereafter)(11)	644,142
	Termocandelaria Power Ltd.
3,581,200	7.88%, 01/30/2029(10)	3,584,781
140,000	7.88%, 01/30/2029(1)	140,140
	Zorlu Yenilenebilir Enerji AS
12,836,000	9.00%, 06/01/2026(1)	12,723,685
656,250	9.00%, 06/01/2026(10)	647,437
		76,863,433
	Electronics - 0.0%
500,000	Coherent Corp. 5.00%, 12/15/2029(1)	476,899
	Energy-Alternate Sources - 1.5%
	Energo-Pro AS
10,447,000	8.50%, 02/04/2027(1)	10,456,193
1,070,000	11.00%, 11/02/2028(1)	1,144,761
870,000	11.00%, 11/02/2028(10)	930,787
	FS Luxembourg SARL
8,880,000	8.88%, 02/12/2031(1)	8,713,994
200,000	8.88%, 02/12/2031(10)	196,261

203

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Energy-Alternate Sources - 1.5% - (continued)
$ 16,698,500	Greenko Dutch BV 3.85%, 03/29/2026(10)	$ 15,968,024
	Greenko Power II Ltd.
1,496,438	4.30%, 12/13/2028(10)	1,393,740
312,300	4.30%, 12/13/2028(1)	290,867
		39,094,627
	Engineering & Construction - 0.8%
	IHS Holding Ltd.
3,885,000	6.25%, 11/29/2028(10)	3,462,083
310,000	6.25%, 11/29/2028(1)	276,253
	International Airport Finance SA
7,436,101	12.00%, 03/15/2033(1)	7,914,986
6,052,308	12.00%, 03/15/2033(10)	6,442,077
2,060,000	IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(1)	2,102,230
		20,197,629
	Entertainment - 0.3%
500,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	510,871
	Cinemark USA, Inc.
250,000	5.25%, 07/15/2028(1)(9)	241,735
920,000	7.00%, 08/01/2032(1)	936,749
	Melco Resorts Finance Ltd.
864,000	5.38%, 12/04/2029(10)	777,029
3,321,000	5.75%, 07/21/2028(10)	3,110,255
405,000	Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 02/15/2031(1)	419,551
EUR 2,405,000	Motion Finco SARL 7.38%, 06/15/2030(10)	2,716,153
		8,712,343
	Environmental Control - 0.1%
$ 2,400,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	2,195,242
	Food - 0.3%
GBP 3,125,000	Bellis Acquisition Co. PLC 4.50%, 02/16/2026(10)	3,966,124
	Minerva Luxembourg SA
$ 330,000	4.38%, 03/18/2031(10)	278,035
3,340,000	8.88%, 09/13/2033(1)	3,522,050
EUR 1,405,000	Picard Groupe SAS 6.38%, 07/01/2029(1)	1,552,365
		9,318,574
	Food Service - 0.5%
11,435,000	Elior Group SA 3.75%, 07/15/2026(10)	12,110,877
	Hand/Machine Tools - 0.1%
	IMA Industria Macchine Automatiche SpA
2,305,000	3.75%, 01/15/2028(10)	2,423,017
1,100,000	7.44%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	1,203,346
		3,626,363
	Home Builders - 0.0%
$ 1,225,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,274,027
	Insurance - 1.4%
	Acrisure LLC/Acrisure Finance, Inc.
2,205,000	7.50%, 11/06/2030(1)	2,238,101
1,300,000	8.25%, 02/01/2029(1)	1,322,140
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Insurance - 1.4% - (continued)
$ 7,145,000	8.50%, 06/15/2029(1)	$ 7,323,989
1,100,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	1,108,351
	AssuredPartners, Inc.
334,000	5.63%, 01/15/2029(1)	318,132
955,000	7.50%, 02/15/2032(1)	971,573
	Athene Global Funding
1,000,000	5.34%, 01/15/2027(1)	1,010,160
345,000	5.35%, 07/09/2027(1)	347,333
655,000	5.68%, 02/23/2026(1)	659,043
EUR 1,200,000	Atradius Credito y Caucion SA de Seguros y Reaseguros 5.00%, 04/17/2034(10)	1,332,467
$ 475,000	AXA SA 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.26% thereafter)(10)(11)(12)	513,807
650,000	Enstar Finance LLC 5.50%, 01/15/2042, (5.50% fixed rate until 01/15/2027; 5 yr. USD CMT + 4.01% thereafter)(11)	580,706
	Global Atlantic Fin Co.
2,312,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(11)	2,165,632
1,405,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(11)	1,425,408
3,675,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	3,663,583
1,360,000	HSB Group, Inc. 6.47%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	1,312,535
	HUB International Ltd.
900,000	5.63%, 12/01/2029(1)(9)	864,282
90,000	7.38%, 01/31/2032(1)	92,484
	Lincoln National Corp.
934,000	7.95%, 05/17/2066, 3 mo. USD Term SOFR + 2.62%(2)	756,191
568,000	9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(9)(11)(12)	612,759
GBP 2,405,000	Liverpool Victoria Friendly Society Ltd. 9.44%, 05/22/2043, (9.44% fixed rate until 05/22/2025; 5 yr. UK Government Bond + 5.63% thereafter)(10)(11)	3,147,400
EUR 1,300,000	Sogecap SA 6.50%, 05/16/2044, (6.50% fixed rate until 11/16/2033; 3 mo. EURIBOR + 4.40% thereafter)(10)(11)	1,559,936
$ 3,765,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(10)(11)	3,192,573
		36,518,585
	Internet - 0.5%
	Cerved Group SpA
EUR 4,979,000	6.00%, 02/15/2029(1)	5,038,268
2,620,000	6.00%, 02/15/2029(10)	2,651,188

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Internet - 0.5% - (continued)
EUR 3,195,000	8.97%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(10)	$ 3,405,922
1,030,000	8.97%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(2)	1,097,997
	Rakuten Group, Inc.
$ 451,000	5.13%, 04/22/2026, (5.13% fixed rate until 04/22/2026; 5 yr. USD CMT + 4.58% thereafter)(1)(9)(11)(12)	412,599
449,000	6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(1)(11)(12)	370,928
336,000	6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(10)(11)(12)	277,577
1,019,000	9.75%, 04/15/2029(1)	1,078,284
78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	78,994
		14,411,757
	Investment Company Security - 0.1%
SGD 2,750,000	Huarong Finance 2017 Co. Ltd. 3.80%, 11/07/2025(10)	2,005,873
	Iron/Steel - 0.1%
$ 2,325,000	CSN Resources SA 4.63%, 06/10/2031(10)	1,853,682
	IT Services - 0.0%
690,000	Amentum Escrow Corp. 7.25%, 08/01/2032(1)(15)	705,587
	Leisure Time - 0.2%
670,000	Carnival Corp. 10.50%, 06/01/2030(1)	728,208
998,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	947,761
	Pinnacle Bidco PLC
EUR 1,660,000	8.25%, 10/11/2028(10)	1,923,747
510,000	8.25%, 10/11/2028(1)	591,031
$ 500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	497,672
		4,688,419
	Lodging - 1.0%
12,705,000	Fortune Star BVI Ltd. 5.95%, 10/19/2025(10)	12,260,795
12,930,000	Studio City Finance Ltd. 5.00%, 01/15/2029(10)	11,520,711
3,990,000	Wynn Macau Ltd. 5.50%, 10/01/2027(1)	3,808,440
		27,589,946
	Media - 0.3%
1,250,000	Altice Financing SA 5.75%, 08/15/2029(1)	949,001
1,162,000	Comcast Corp. 2.89%, 11/01/2051	741,631
	CSC Holdings LLC
1,475,000	4.13%, 12/01/2030(1)	1,015,088
1,050,000	11.75%, 01/31/2029(1)	949,186
1,925,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(9)(15)	1,327,846
GBP 1,285,000	Virgin Media Secured Finance PLC 4.13%, 08/15/2030(10)	1,400,012
$ 1,365,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(1)	1,169,530
		7,552,294
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Mining - 0.7%
$ 1,920,000	First Quantum Minerals Ltd. 8.63%, 06/01/2031(1)	$ 1,910,477
	Glencore Funding LLC
664,000	2.50%, 09/01/2030(1)	574,162
295,000	3.88%, 04/27/2051(1)	212,615
115,000	5.89%, 04/04/2054(1)	112,156
765,000	Perenti Finance Pty. Ltd. 7.50%, 04/26/2029(1)	784,684
4,560,000	Stillwater Mining Co. 4.50%, 11/16/2029(10)	3,780,240
	WE Soda Investments Holding PLC
11,265,000	9.50%, 10/06/2028(1)	11,560,436
220,000	9.50%, 10/06/2028(10)	225,770
		19,160,540
	Miscellaneous Manufacturing - 0.0%
800,000	Calderys Financing II LLC 11.75%, 06/01/2028(1)(16)	794,000
	Oil & Gas - 1.6%
716,000	BP Capital Markets PLC 4.88%, 03/22/2030, (4.88% fixed rate until 03/22/2030; 5 yr. USD CMT + 4.40% thereafter)(11)(12)	676,396
600,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	638,745
	Diamondback Energy, Inc.
727,000	4.25%, 03/15/2052	576,939
90,000	5.90%, 04/18/2064	89,211
2,635,000	Ecopetrol SA 8.38%, 01/19/2036	2,622,007
	Energean Israel Finance Ltd.
14,464,000	5.88%, 03/30/2031(10)	12,371,262
8,120,000	8.50%, 09/30/2033(10)	7,746,886
	Leviathan Bond Ltd.
1,259,000	6.50%, 06/30/2027(10)	1,189,439
8,110,000	6.75%, 06/30/2030(10)	7,272,853
300,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	309,622
2,340,000	Petroleos Mexicanos 5.95%, 01/28/2031	1,930,916
250,000	Range Resources Corp. 4.75%, 02/15/2030(1)	236,788
1,997,000	Tullow Oil PLC 10.25%, 05/15/2026(10)	1,928,216
	Vital Energy, Inc.
1,020,000	7.88%, 04/15/2032(1)	1,037,348
1,225,000	9.75%, 10/15/2030	1,339,419
2,070,000	YPF SA 6.95%, 07/21/2027(10)	1,907,534
		41,873,581
	Packaging & Containers - 0.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
EUR 3,695,000	2.13%, 08/15/2026(1)	3,259,169
$ 350,000	5.25%, 08/15/2027(1)(9)	200,375
2,734,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	2,683,435
3,805,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(10)	3,370,586
		9,513,565
	Pharmaceuticals - 0.2%
1,035,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)(9)	1,091,019

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Pharmaceuticals - 0.2% - (continued)
	Teva Pharmaceutical Finance Netherlands II BV
EUR 2,065,000	4.38%, 05/09/2030	$ 2,197,164
298,000	4.50%, 03/01/2025	322,382
1,940,000	7.88%, 09/15/2031	2,461,614
		6,072,179
	Pipelines - 0.5%
	AI Candelaria Spain SA
$ 3,910,000	5.75%, 06/15/2033(1)	3,189,110
794,000	5.75%, 06/15/2033(10)	647,609
	Enbridge, Inc.
2,489,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(11)	2,360,436
165,000	5.95%, 04/05/2054	167,130
1,085,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(11)	1,101,915
613,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(11)	670,400
654,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(11)	694,993
490,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(1)	489,491
	Transcanada Trust
2,271,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(11)	2,103,129
659,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD LIBOR + 4.64% thereafter)(11)(13)	644,006
500,000	Venture Global Calcasieu Pass LLC 4.13%, 08/15/2031(1)	454,450
		12,522,669
	Real Estate - 2.0%
	Canary Wharf Group Investment Holdings PLC
EUR 1,010,000	1.75%, 04/07/2026(10)	980,244
GBP 2,500,000	2.63%, 04/23/2025(10)	3,052,380
2,198,000	3.38%, 04/23/2028(10)	2,182,886
EUR 4,410,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(10)(11)(12)	4,330,052
	Country Garden Holdings Co. Ltd.
$ 1,235,000	3.13%, 10/22/2025(10)(14)	101,517
7,485,000	3.30%, 01/12/2031(10)(14)	591,689
6,215,000	3.88%, 10/22/2030(10)(14)	504,969
4,900,000	4.80%, 08/06/2030(10)(14)	369,950
EUR 1,260,000	Emeria SASU 7.75%, 03/31/2028(1)	1,260,785
$ 8,350,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(10)	7,900,836
2,985,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(10)(11)(12)	1,994,965
	Peach Property Finance GmbH
EUR 11,934,000	4.38%, 11/15/2025(10)	11,220,402
2,450,000	4.38%, 11/15/2025(1)	2,303,501
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Real Estate - 2.0% - (continued)
$ 11,150,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(10)	$ 9,901,423
EUR 6,080,000	Samhallsbyggnadsbolaget i Norden AB 3.00%, 01/14/2025(8)(10)	6,111,578
		52,807,177
	Real Estate Investment Trusts - 2.0%
12,610,000	Alexandrite Monnet U.K. Holdco PLC 10.50%, 05/15/2029(1)	14,194,901
	Brandywine Operating Partnership LP
$ 6,070,000	3.95%, 11/15/2027	5,575,846
1,570,000	8.05%, 03/15/2028(8)(9)	1,650,729
5,519,000	8.88%, 04/12/2029	5,861,366
	Hudson Pacific Properties LP
2,960,000	4.65%, 04/01/2029	2,483,060
2,145,000	5.95%, 02/15/2028	1,926,803
865,000	Kite Realty Group LP 5.50%, 03/01/2034	865,587
800,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 07/15/2031(1)	817,792
	Piedmont Operating Partnership LP
2,690,000	2.75%, 04/01/2032	2,030,904
7,470,000	3.15%, 08/15/2030	6,153,209
5,045,000	6.88%, 07/15/2029	5,118,660
	Trust Fibra Uno
3,635,000	7.38%, 02/13/2034(1)	3,625,695
200,000	7.38%, 02/13/2034(10)	199,488
1,390,000	WEA Finance LLC 3.50%, 06/15/2029(1)	1,271,032
1,635,000	WEA Finance LLC/Westfield U.K. & Europe Finance PLC 4.75%, 09/17/2044(1)	1,276,530
		53,051,602
	Retail - 0.6%
1,150,000	AutoZone, Inc. 5.10%, 07/15/2029	1,159,986
2,059,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(16)	1,989,021
1,140,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	1,192,561
2,518,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	2,256,376
EUR 2,500,000	Goldstory SAS 6.75%, 02/01/2030(10)	2,709,007
$ 1,299,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	1,147,919
884,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	702,780
GBP 1,920,000	Punch Finance PLC 6.13%, 06/30/2026(10)	2,434,565
$ 1,150,000	Staples, Inc. 10.75%, 09/01/2029(1)	1,114,408
		14,706,623
	Semiconductors - 0.0%
500,000	Foundry JV Holdco LLC 6.40%, 01/25/2038(1)	528,620
	Software - 0.3%
280,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	285,725
	Oracle Corp.
206,000	3.60%, 04/01/2050	147,376
1,122,000	5.55%, 02/06/2053	1,086,365
	Rocket Software, Inc.
375,000	6.50%, 02/15/2029(1)	337,928
750,000	9.00%, 11/28/2028(1)	771,686

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Software - 0.3% - (continued)
	TeamSystem SpA
EUR 1,630,000	7.19%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	$ 1,766,273
2,420,000	7.44%, 02/15/2028, 3 mo. EURIBOR + 3.75%(1)(2)	2,629,325
750,000	7.44%, 02/15/2028, 3 mo. EURIBOR + 3.75%(2)(10)	814,873
		7,839,551
	Telecommunications - 2.1%
	Altice France SA
$ 6,878,000	5.13%, 07/15/2029(1)	4,803,334
1,100,000	5.50%, 10/15/2029(1)	769,128
987,000	AT&T, Inc. 3.50%, 06/01/2041	773,240
6,180,000	Axian Telecom 7.38%, 02/16/2027(1)	6,112,024
1,235,000	CAS Capital No. 1 Ltd. 4.00%, 07/12/2026, (4.00% fixed rate until 07/12/2026; 5 yr. USD CMT + 3.64% thereafter)(10)(11)(12)	1,168,952
EUR 9,265,000	Eolo SpA 4.88%, 10/21/2028(10)	8,941,618
	Eutelsat SA
4,100,000	9.75%, 04/13/2029(1)	4,653,539
2,100,000	9.75%, 04/13/2029(10)	2,383,520
	Frontier Communications Holdings LLC
$ 250,000	5.88%, 10/15/2027(1)	247,622
4,280,000	6.00%, 01/15/2030(1)(9)	3,860,953
1,185,000	Iliad Holding SASU 8.50%, 04/15/2031(1)	1,231,532
	Lorca Telecom Bondco SA
EUR 4,810,000	4.00%, 09/18/2027(10)	5,160,073
1,460,000	4.00%, 09/18/2027(1)	1,566,259
$ 1,903,500	Millicom International Cellular SA 6.25%, 03/25/2029(10)	1,860,889
3,795,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(10)(11)(12)	3,780,427
EUR 2,685,000	Odido Holding BV 3.75%, 01/15/2029(1)	2,789,331
$ 1,300,000	Silknet JSC 8.38%, 01/31/2027(1)	1,290,250
	VEON Holdings BV
4,595,000	3.38%, 11/25/2027(10)	3,731,140
220,000	3.38%, 11/25/2027(1)	178,640
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	253,388
		55,555,859
	Trucking & Leasing - 0.0%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
540,000	5.35%, 01/12/2027(1)	544,078
375,000	5.70%, 02/01/2028(1)	382,835
		926,913
	Water - 0.1%
2,275,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	2,399,977
	Total Corporate Bonds (cost $776,814,708)	$ 792,761,017
FOREIGN GOVERNMENT OBLIGATIONS - 5.1%
	Benin - 0.2%
6,260,000	Benin Government International Bonds 7.96%, 02/13/2038(10)	$ 5,829,625
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.1% - (continued)
	Bermuda - 0.0%
$ 800,000	Bermuda Government International Bonds 3.38%, 08/20/2050(10)	$ 555,600
	Brazil - 0.6%
	Brazil Notas do Tesouro Nacional
BRL 15,002,000	10.00%, 01/01/2025	2,642,090
7,021,000	10.00%, 01/01/2027	1,197,418
68,846,000	10.00%, 01/01/2031	11,161,304
		15,000,812
	Chile - 0.2%
CLP 4,530,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(10)	4,513,347
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,587,728
	Colombia - 0.6%
	Colombia Government International Bonds
$ 270,000	4.13%, 02/22/2042	179,853
8,240,000	5.00%, 06/15/2045	5,871,635
5,615,000	5.63%, 02/26/2044	4,362,294
2,305,000	8.75%, 11/14/2053	2,445,463
COP 22,810,400,000	Colombia TES 7.00%, 06/30/2032	4,593,968
		17,453,213
	Czech Republic - 0.2%
CZK 118,140,000	Czech Republic Government Bonds 2.50%, 08/25/2028(10)	4,827,081
	Gabon - 0.2%
	Gabon Government International Bonds
$ 200,000	6.63%, 02/06/2031(10)	146,701
5,975,000	6.95%, 06/16/2025(10)	5,384,192
		5,530,893
	Hungary - 0.2%
HUF 2,057,910,000	Hungary Government Bonds 3.00%, 08/21/2030	4,810,006
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 50,229,000,000	7.00%, 09/15/2030	3,120,820
18,530,000,000	7.50%, 06/15/2035	1,182,269
		4,303,089
	Israel - 0.1%
$ 3,765,000	Israel Government International Bonds 5.75%, 03/12/2054	3,491,055
	Ivory Coast - 0.4%
	Ivory Coast Government International Bonds
EUR 965,000	4.88%, 01/30/2032(1)	883,857
8,440,000	4.88%, 01/30/2032(10)	7,730,310
2,050,000	5.88%, 10/17/2031(10)	2,018,937
		10,633,104
	Mexico - 0.1%
	Mexico Bonos
MXN 60,046,000	5.75%, 03/05/2026	2,998,642
21,183,000	8.50%, 11/18/2038	1,015,007
		4,013,649

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.1% - (continued)
	North Macedonia - 0.4%
	North Macedonia Government International Bonds
EUR 665,000	3.68%, 06/03/2026(10)	$ 699,952
9,510,000	6.96%, 03/13/2027(1)	10,688,246
		11,388,198
	Poland - 0.2%
PLN 20,105,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	4,902,917
	Romania - 0.7%
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	3,629,450
7,245,000	5.38%, 03/22/2031(1)	7,920,094
6,090,000	5.63%, 05/30/2037(1)	6,444,650
		17,994,194
	South Africa - 0.2%
ZAR 91,100,000	Republic of South Africa Government Bonds 8.00%, 01/31/2030	4,703,686
	Thailand - 0.2%
THB 198,260,000	Thailand Government Bonds 1.60%, 06/17/2035	4,998,442
	Ukraine - 0.0%
$ 2,175,000	State Agency of Roads of Ukraine 6.25%, 06/24/2030(10)(14)	696,000
	United Arab Emirates - 0.0%
500,000	UAE International Government Bonds 2.88%, 10/19/2041(10)	370,019
	Uruguay - 0.2%
	Uruguay Government International Bonds
UYU 120,050,475	4.38%, 12/15/2028(17)	3,101,056
27,412,687	4.38%, 12/15/2028(17)	708,104
36,655,000	8.50%, 03/15/2028(10)	889,722
		4,698,882
	Total Foreign Government Obligations (cost $146,728,286)	$ 135,301,540
MUNICIPAL BONDS - 0.2%
	General - 0.1%
$ 625,846	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$ 702,558
1,150,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	996,616
		1,699,174
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,202,105
1,235,000	6.81%, 11/15/2040(9)	1,380,361
		2,582,466
	Total Municipal Bonds (cost $4,801,542)	$ 4,281,640
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18)
	Advertising - 0.0%
$ 1,285,000	Wood Mackenzie Ltd. 8.82%, 02/07/2031, 3 mo. USD Term SOFR + 3.50%	$ 1,290,140
	Aerospace/Defense - 0.3%
1,671,212	Barnes Group, Inc. 7.84%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	1,676,777
99,748	Bleriot U.S. Bidco, Inc. 0.00%, 10/31/2030, 3 mo. USD Term SOFR + 3.25%(19)	100,176
1,058,775	Cobham Ultra SeniorCo SARL 9.26%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	1,028,336
159,600	Dynasty Acquisition Co., Inc. 8.84%, 08/24/2028, 1 mo. USD Term SOFR + 3.50%	160,257
702,488	Spirit Aerosystems, Inc. 9.50%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	709,512
	TransDigm, Inc.
1,981,750	7.84%, 08/24/2028, 3 mo. USD Term SOFR + 2.75%	1,986,705
1,982,538	7.84%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	1,987,256
		7,649,019
	Airlines - 0.1%
703,125	American Airlines, Inc. 10.29%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	726,546
370,710	SkyMiles IP Ltd. 9.03%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	378,673
1,316,700	WestJet Loyalty LP 9.08%, 02/14/2031, 3 mo. USD Term SOFR + 3.75%	1,317,530
		2,422,749
	Apparel - 0.4%
6,016,420	ABG Intermediate Holdings 2 LLC 8.09%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	6,037,478
760,350	Crocs, Inc. 7.59%, 02/20/2029, 1 mo. USD Term SOFR + 2.25%	764,821
2,286,212	Hanesbrands, Inc. 9.09%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	2,290,510
1,190,000	Varsity Brands, Inc. 0.00%, 07/25/2031, 1 mo. USD Term SOFR + 3.75%(19)	1,183,062
		10,275,871
	Auto Parts & Equipment - 0.3%
827,925	Clarios Global LP 7.84%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	828,960
	First Brands Group LLC
3,075,116	10.25%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	3,051,561
1,992,979	10.51%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	1,979,905
1,000,000	14.01%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	950,000
		6,810,426
	Beverages - 0.1%
1,665,909	Pegasus Bidco BV 9.07%, 07/12/2029, 3 mo. USD Term SOFR + 3.75%	1,669,374

208

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Chemicals - 0.3%
$ 725,235	Axalta Coating Systems U.S. Holdings, Inc. 7.33%, 12/20/2029, 3 mo. USD Term SOFR + 2.00%	$ 727,592
EUR 1,405,000	INEOS Finance PLC 7.60%, 02/07/2031, 1 mo. EURIBOR + 4.00%	1,523,009
$ 1,000,000	INEOS U.S. Finance LLC 9.09%, 02/07/2031, 1 mo. USD Term SOFR + 3.75%	1,001,500
740,625	Momentive Performance Materials, Inc. 9.84%, 03/29/2028, 1 mo. USD Term SOFR + 4.50%	739,699
1,017,349	Nouryon Finance BV 8.83%, 04/03/2028, 3 mo. USD Term SOFR + 3.50%	1,022,120
993,745	SCIH Salt Holdings, Inc. 8.76%, 03/16/2027, 3 mo. USD Term SOFR + 3.50%	996,627
1,003,108	Tronox Finance LLC 8.07%, 03/10/2028, 1 mo. USD Term SOFR + 2.50%	1,005,385
		7,015,932
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
21,347	0.00%, 05/14/2031, 1 mo. USD Term SOFR + 3.50%(19)	21,441
288,653	0.00%, 07/14/2031, 1 mo. USD Term SOFR + 3.50%(19)	289,917
		311,358
	Commercial Services - 1.3%
2,791	AlixPartners LLP 7.96%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	2,801
1,463,808	Allied Universal Holdco LLC 9.19%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	1,462,827
845,000	APi Group DE, Inc. 7.35%, 01/03/2029, 1 mo. USD Term SOFR + 2.00%	846,884
1,999,295	APX Group, Inc. 8.30%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	2,001,794
842,310	AVSC Holding Corp. 9.94%, 10/15/2026, 1 mo. USD Term SOFR + 5.50%(16)	842,310
1,517,231	Belron Finance U.S. LLC 7.63%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	1,521,661
EUR 1,305,173	Boels Topholding BV 6.56%, 05/23/2031, 3 mo. EURIBOR + 3.00%	1,414,642
1,000,000	Boluda Towage SL 7.37%, 06/01/2030, 1 mo. EURIBOR + 3.75%	1,083,332
$ 1,000,000	BrightView Landscapes LLC 7.75%, 04/20/2029, 3 mo. USD Term SOFR + 2.50%	998,750
2,299,238	Cimpress PLC 8.34%, 05/17/2028, 1 mo. USD Term SOFR + 3.00%	2,310,734
387,459	Corporation Service Co. 7.84%, 11/02/2029, 1 mo. USD Term SOFR + 2.50%	388,912
1,000,000	Creative Artists Agency LLC 8.59%, 11/27/2028, 1 mo. USD Term SOFR + 3.25%	1,004,310
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Commercial Services - 1.3% - (continued)
$ 1,395,000	Ensemble RCM LLC 8.25%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	$ 1,400,064
	Fugue Finance BV
935,000	9.10%, 02/26/2031, 3 mo. USD Term SOFR + 3.75%	942,013
469,477	9.35%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	472,190
1,040,000	Grant Thornton Advisors LLC 8.60%, 06/02/2031, 3 mo. USD Term SOFR + 3.25%	1,041,862
	Groundworks LLC
74,611	1.83%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%(20)	74,686
405,389	8.83%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%	405,794
635,000	GTCR W Merger Sub LLC 8.33%, 01/31/2031, 3 mo. USD Term SOFR + 3.00%	635,298
	Inspired FinCo Holdings Ltd.
EUR 1,050,164	7.60%, 02/28/2031, 1 mo. EURIBOR + 4.00%(20)	1,138,439
344,835	7.60%, 02/28/2031, 1 mo. EURIBOR + 4.00%	373,821
$ 523,687	OMNIA Partners LLC 8.53%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	524,672
500,000	PG Investment Co. 59 SARL 8.83%, 03/26/2031, 3 mo. USD Term SOFR + 3.50%	502,915
EUR 935,000	Ren10 Holding AB 8.28%, 07/31/2030, 3 mo. EURIBOR + 4.50%	1,011,904
	Ryan LLC
$ 167,619	4.50%, 11/14/2030, 3 mo. USD Term SOFR + 4.50%(20)	167,912
1,588,400	8.84%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	1,591,180
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 7.37%, 07/15/2029, 1 mo. EURIBOR + 3.75%	2,167,747
	Trans Union LLC
$ 734,675	7.10%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	734,102
1,650,573	7.35%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	1,651,398
	Verisure Holding AB
EUR 1,445,000	6.72%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,563,210
879,776	7.21%, 05/30/2030, 3 mo. EURIBOR + 3.50%	953,690
$ 329,175	Vestis Corp. 7.58%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	327,667
1,005,000	Wand NewCo 3, Inc. 8.60%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	1,008,658
1,544,247	WEX, Inc. 7.34%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	1,550,038
771,850	WW International, Inc. 8.96%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	286,310
		34,404,527

209

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Construction Materials - 0.5%
	Chamberlain Group, Inc.
$ 583,040	8.69%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	$ 581,746
438,900	8.84%, 11/03/2028, 1 mo. USD Term SOFR + 3.50%	439,036
	Cornerstone Building Brands, Inc.
1,000,000	8.69%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	945,710
900,000	9.83%, 05/02/2031, 1 mo. USD Term SOFR + 4.50%	870,750
	Emerald Borrower LP
770,000	0.00%, 06/18/2031, 1 mo. USD Term SOFR + 2.50%(19)	770,000
399,426	7.84%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	399,378
	Hobbs & Associates LLC
107,727	0.00%, 07/16/2031, 1 mo. USD Term SOFR + 3.25%(19)	107,593
1,077,273	8.59%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	1,075,926
485,000	MI Windows & Doors LLC 8.84%, 03/28/2031, 1 mo. USD Term SOFR + 3.50%	486,125
3,420,018	Quikrete Holdings, Inc. 7.84%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	3,429,628
762,043	Standard Industries, Inc. 7.35%, 09/22/2028, 1 mo. USD Term SOFR + 2.00%	763,315
	Wilsonart LLC
2,000,000	0.00%, 07/25/2031, 1 mo. USD Term SOFR + 4.25%(19)	1,970,000
974,836	8.68%, 12/31/2026, 3 mo. USD Term SOFR + 3.25%	974,837
		12,814,044
	Distribution/Wholesale - 0.3%
1,971,991	American Builders & Contractors Supply Co., Inc. 7.34%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	1,979,150
	Core & Main LP
1,468,307	7.34%, 07/27/2028, 3 mo. USD Term SOFR + 2.00%	1,468,307
567,150	7.59%, 02/09/2031, 3 mo. USD Term SOFR + 2.25%	568,330
EUR 1,075,000	DLG Acquisitions Ltd. 7.82%, 04/11/2031, 3 mo. EURIBOR + 4.00%	1,165,699
$ 978,034	Pearls Netherlands Bidco BV 9.25%, 02/26/2029, 3 mo. USD Term SOFR + 4.00%	981,701
1,935,418	Windsor Holdings III LLC 9.35%, 08/01/2030, 1 mo. USD Term SOFR + 4.00%	1,947,863
		8,111,050
	Diversified Financial Services - 0.5%
975,000	Advisor Group, Inc. 9.34%, 08/17/2028, 1 mo. USD Term SOFR + 4.00%	959,254
2,995,560	Aretec Group, Inc. 9.34%, 08/09/2030, 1 mo. USD Term SOFR + 4.00%	2,943,137
1,499,070	Blackhawk Network Holdings, Inc. 10.34%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	1,505,441
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 485,000	CPI Holdco B LLC 7.34%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	$ 484,952
979,291	Fleetcor Technologies Operating Co. LLC 7.19%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	978,440
1,990,006	Focus Financial Partners LLC 8.09%, 06/30/2028, 1 mo. USD Term SOFR + 2.75%	1,989,608
2,631,857	Hightower Holding LLC 9.54%, 04/21/2028, 3 mo. USD Term SOFR + 4.00%	2,632,515
1,094,330	Jane Street Group LLC 7.96%, 01/26/2028, 1 mo. USD Term SOFR + 2.50%	1,096,190
1,027,125	Setanta Aircraft Leasing DAC 7.08%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	1,031,983
		13,621,520
	Electric - 0.0%
861,285	ExGen Renewables IV LLC 7.54%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	861,879
	Electronics - 0.1%
2,818,185	II-VI, Inc. 7.84%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	2,822,412
365,393	Roper Industrial Products Investment Co. LLC 8.58%, 11/22/2029, 1 mo. USD Term SOFR + 3.25%	366,004
		3,188,416
	Engineering & Construction - 0.1%
	Brown Group Holding LLC
1,538,200	8.09%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	1,537,030
1,647,817	8.34%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	1,646,351
		3,183,381
	Entertainment - 0.8%
	Caesars Entertainment, Inc.
2,809,529	8.10%, 02/06/2030, 3 mo. USD Term SOFR + 2.75%	2,816,553
798,000	8.10%, 02/06/2031, 3 mo. USD Term SOFR + 2.75%	798,710
987,525	Cinemark USA, Inc. 8.59%, 05/24/2030, 1 mo. USD Term SOFR + 3.25%	992,976
1,420,000	Delta 2 Lux SARL 7.58%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	1,424,729
2,436,917	Light & Wonder International, Inc. 7.58%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	2,452,148
1,168,889	Maverick Gaming LLC 12.82%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	881,029
	Motion Finco SARL
EUR 335,000	6.72%, 11/12/2026, 3 mo. EURIBOR + 3.00%	361,731
$ 440,254	8.83%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	441,539
880,575	Ontario Gaming GTA LP 9.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	883,190

210

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Entertainment - 0.8% - (continued)
$ 1,014,300	Penn Entertainment, Inc. 8.19%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	$ 1,017,536
3,492,558	SeaWorld Parks & Entertainment, Inc. 7.84%, 08/25/2028, 1 mo. USD Term SOFR + 2.50%	3,488,192
1,915,000	Six Flags Entertainment Corp. 7.34%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	1,919,787
1,430,013	UFC Holdings LLC 8.29%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	1,432,988
1,199,252	William Morris Endeavor Entertainment LLC 8.21%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	1,200,151
		20,111,259
	Environmental Control - 0.2%
1,950,000	Clean Harbors, Inc. 7.21%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	1,958,541
1,866,402	Filtration Group Corp. 8.96%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	1,875,995
600,000	GFL Environmental, Inc. 7.32%, 06/27/2031, 3 mo. USD Term SOFR + 2.00%	601,686
		4,436,222
	Food - 0.1%
135,000	8th Avenue Food & Provisions, Inc. 13.21%, 10/01/2026, 1 mo. USD Term SOFR + 7.75%	119,517
1,011,830	Froneri International Ltd. 7.69%, 01/29/2027, 1 mo. USD Term SOFR + 2.25%	1,013,014
801,666	U.S. Foods, Inc. 7.34%, 11/22/2028, 1 mo. USD Term SOFR + 2.00%	804,961
		1,937,492
	Food Service - 0.0%
605,597	Aramark Services, Inc. 7.34%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	606,506
	Healthcare - Products - 0.3%
580,627	Avantor Funding, Inc. 7.44%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	583,931
2,011,583	Bausch & Lomb Corp. 9.34%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	1,996,496
997,150	Insulet Corp. 8.34%, 05/04/2028, 1 mo. USD Term SOFR + 3.00%	997,898
	Medline Borrower LP
1,740,000	7.59%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	1,741,357
2,074,868	8.09%, 10/23/2028, 1 mo. USD Term SOFR + 2.50%	2,080,968
		7,400,650
	Healthcare - Services - 0.3%
491,880	ADMI Corp. 8.83%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	478,481
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Healthcare - Services - 0.3% - (continued)
$ 1,000,000	Aveanna Healthcare LLC 12.50%, 12/10/2029, 3 mo. USD Term SOFR + 7.00%	$ 912,500
	EyeCare Partners LLC
1,242,054	9.99%, 11/30/2028, 3 mo. USD Term SOFR + 4.61%	757,653
123,165	12.13%, 11/30/2028, 3 mo. USD Term SOFR + 6.75%	22,786
1,281,787	Heartland Dental LLC 9.84%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	1,279,314
101,620	ICON Luxembourg SARL 7.33%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	102,173
939,743	Parexel International Corp. 8.34%, 11/15/2028, 1 mo. USD Term SOFR + 3.00%	942,920
25,319	PRA Health Sciences, Inc. 7.33%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	25,457
250,000	Radnet Management, Inc. 7.78%, 04/18/2031, 3 mo. USD Term SOFR + 2.50%	250,812
573,562	Star Parent, Inc. 9.08%, 09/27/2030, 3 mo. USD Term SOFR + 3.75%	574,147
1,816,125	Surgery Center Holdings, Inc. 8.10%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,819,848
		7,166,091
	Home Builders - 0.1%
3,062,191	Tecta America Corp. 9.46%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	3,072,908
	Home Furnishings - 0.1%
608,475	AI Aqua Merger Sub, Inc. 9.60%, 07/31/2028, 1 mo. USD Term SOFR + 4.25%	608,475
1,450,000	Mattress Firm, Inc. 9.85%, 09/25/2028, 3 mo. USD Term SOFR + 4.25%	1,449,275
		2,057,750
	Insurance - 1.1%
3,249,630	Acrisure LLC 8.59%, 11/06/2030, 3 mo. USD Term SOFR + 3.25%	3,244,691
1,000,000	Alliant Holdings Intermediate LLC 8.85%, 11/06/2030, 1 mo. USD Term SOFR + 3.50%	1,004,040
1,890,262	AssuredPartners, Inc. 8.84%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	1,896,179
	Asurion LLC
904,135	9.44%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	895,518
450,439	9.69%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	448,349
1,440,000	10.71%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,333,411
1,500,000	10.71%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,374,135
1,885,275	Howden Group Holdings Ltd. 8.84%, 02/15/2031, 1 mo. USD Term SOFR + 3.50%	1,888,027

211

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Insurance - 1.1% - (continued)
$ 5,181,327	HUB International Ltd. 8.53%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	$ 5,186,508
4,933,416	Sedgwick Claims Management Services, Inc. 8.25%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	4,939,583
	Truist Insurance Holdings LLC
2,040,000	8.58%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	2,043,509
475,000	10.08%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	487,383
3,257,451	USI, Inc. 8.08%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	3,262,663
		28,003,996
	Internet - 0.3%
1,723,580	Endure Digital, Inc. 8.96%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	1,534,848
244,181	Getty Images, Inc. 9.93%, 02/19/2026, 3 mo. USD Term SOFR + 4.50%	243,669
	Go Daddy Operating Co. LLC
500,000	7.09%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	500,000
416,077	7.34%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	416,780
	MH Sub I LLC
3,502,588	9.59%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	3,493,481
545,000	11.50%, 02/23/2029, 3 mo. USD Term SOFR + 6.25%	540,062
670,770	Shutterfly, Inc. 6.33%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%(16)	570,993
		7,299,833
	Investment Company Security - 0.2%
311,858	Intrado Corp. 8.83%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	308,895
EUR 795,000	Lernen Bidco Ltd. 0.00%, 04/25/2029, 6 mo. EURIBOR + 4.25%(19)	863,512
$ 997,500	NEXUS Buyer LLC 9.84%, 12/13/2028, 1 mo. USD Term SOFR + 4.50%	997,001
925,000	TTF Holdings LLC 9.09%, 07/18/2031, 1 yr. USD Term SOFR + 3.75%	925,583
1,776,374	Wec U.S. Holdings Ltd. 8.09%, 01/27/2031, 1 mo. USD Term SOFR + 2.75%	1,779,749
		4,874,740
	IT Services - 0.5%
	Amentum Government Services Holdings LLC
1,570,000	0.00%, 07/30/2031, 1 mo. USD Term SOFR + 2.25%(19)	1,573,925
1,425,900	9.35%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	1,429,265
2,880,000	Fortress Intermediate 3, Inc. 9.10%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	2,880,000
3,465,000	McAfee LLC 8.59%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	3,457,412
978,105	NCR Atleos LLC 10.10%, 03/27/2029, 1 mo. USD Term SOFR + 4.75%	989,921
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	IT Services - 0.5% - (continued)
$ 2,739,484	Peraton Corp. 9.19%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	$ 2,738,333
810,477	Tempo Acquisition LLC 7.59%, 08/31/2028, 1 mo. USD Term SOFR + 2.25%	812,957
		13,881,813
	Leisure Time - 0.3%
269,325	Amer Sports Co. 8.58%, 02/17/2031, 3 mo. USD Term SOFR + 3.25%	268,765
	Carnival Corp.
1,076,304	8.09%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	1,083,031
1,520,217	8.09%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	1,526,876
1,471,817	Hayward Industries, Inc. 8.09%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,472,552
625,000	LC Ahab U.S. Bidco LLC 8.84%, 05/01/2031, 1 mo. USD Term SOFR + 3.50%	627,081
1,400,000	MajorDrive Holdings IV LLC 9.60%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,398,250
498,750	Recess Holdings, Inc. 9.75%, 02/20/2030, 3 mo. USD Term SOFR + 4.50%	501,618
		6,878,173
	Lodging - 0.0%
498,750	Station Casinos LLC 7.59%, 03/14/2031, 1 mo. USD Term SOFR + 2.25%	499,174
	Machinery-Diversified - 0.1%
249,375	CD&R Hydra Buyer, Inc. 9.44%, 03/25/2031, 1 mo. USD Term SOFR + 4.00%	250,206
225,000	Titan Acquisition Ltd. 10.33%, 02/15/2029, 6 mo. USD Term SOFR + 5.00%	225,351
1,773,328	TK Elevator U.S. Newco, Inc. 8.59%, 04/30/2030, 6 mo. USD Term SOFR + 3.50%	1,781,911
		2,257,468
	Media - 0.2%
	NEP Group, Inc.
341,958	8.71%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%(16)	320,907
1,458,543	9.46%, 08/19/2026, 1 mo. USD Term SOFR + 4.00%(16)	1,371,030
210,000	NEP/NCP Holdco, Inc. 12.46%, 10/19/2026, 1 mo. USD Term SOFR + 7.00%	168,420
867,825	Simon & Schuster, Inc. 9.26%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	871,626
1,000,000	Telenet Financing USD LLC 7.44%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	954,790

212

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Media - 0.2% - (continued)
	Virgin Media Bristol LLC
$ 1,125,000	7.94%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	$ 1,081,316
1,010,000	8.69%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	969,257
		5,737,346
	Metal Fabricate/Hardware - 0.1%
1,710,691	AZZ, Inc. 8.59%, 05/13/2029, 1 mo. USD Term SOFR + 3.25%	1,722,102
	Mining - 0.1%
	Arsenal AIC Parent LLC
1,773,437	0.00%, 08/18/2030, 1 mo. USD Term SOFR + 3.25%(19)	1,778,314
461,518	9.09%, 08/18/2030, 1 mo. USD Term SOFR + 3.75%	462,787
		2,241,101
	Miscellaneous Manufacturing - 0.1%
EUR 2,001,017	CeramTec AcquiCo GmbH 7.29%, 03/16/2029, 3 mo. EURIBOR + 3.50%	2,164,127
$ 1,025,000	LTI Holdings, Inc. 10.01%, 07/19/2029, 1 mo. USD Term SOFR + 4.75%	1,015,396
		3,179,523
	Oil & Gas Services - 0.0%
91,704	PES Holdings LLC 3.00%, 12/31/2024, U.S. (Fed) Prime Rate + 3.00%(14)(16)	917
	Packaging & Containers - 0.3%
1,475,000	Altium Packaging LLC 7.84%, 06/05/2031, 1 mo. USD Term SOFR + 2.50%	1,469,469
3,661,398	Berlin Packaging LLC 9.09%, 06/09/2031, 1 mo. USD Term SOFR + 3.75%	3,675,128
2,109,203	Clydesdale Acquisition Holdings, Inc. 9.02%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	2,109,731
329,175	SupplyOne, Inc. 9.59%, 04/21/2031, 1 mo. USD Term SOFR + 4.25%	330,821
1,488,062	TricorBraun Holdings, Inc. 8.71%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,482,079
		9,067,228
	Pharmaceuticals - 0.1%
776,080	Elanco Animal Health, Inc. 7.19%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	774,978
1,175,000	Endo Luxembourg Finance Co. I SARL 9.78%, 04/23/2031, 3 mo. USD Term SOFR + 4.50%	1,177,444
EUR 1,000,000	IVC Acquisition Ltd. 8.80%, 12/12/2028, 6 mo. EURIBOR + 5.00%	1,083,895
$ 463,811	Option Care Health, Inc. 7.59%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	466,130
584,367	Pathway Vet Alliance LLC 9.21%, 03/31/2027, 1 mo. USD Term SOFR + 3.75%	457,430
		3,959,877
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Pipelines - 0.5%
$ 471,197	AL GCX Holdings LLC 8.08%, 05/17/2029, 1 mo. USD Term SOFR + 2.75%	$ 471,668
397,442	Brazos Delaware II LLC 8.85%, 02/11/2030, 1 mo. USD Term SOFR + 3.50%	399,429
212,772	Buckeye Partners LP 7.34%, 11/01/2026, 1 mo. USD Term SOFR + 2.00%	213,553
1,046,239	DT Midstream, Inc. 7.46%, 06/26/2028, 1 mo. USD Term SOFR + 2.00%	1,051,031
3,554,706	Medallion Midland Acquisition LLC 8.84%, 10/18/2028, 3 mo. USD Term SOFR + 3.50%	3,568,036
2,514,162	Northriver Midstream Finance LP 7.83%, 08/16/2030, 3 mo. USD Term SOFR + 2.50%	2,521,026
3,499,834	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	3,510,474
975,433	UGI Energy Services LLC 7.84%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	977,510
		12,712,727
	Retail - 0.8%
3,264,922	1011778 BC Unlimited Liability Co. 7.09%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	3,247,683
992,815	Beacon Roofing Supply, Inc. 7.34%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	996,439
1,009,350	Foundation Building Materials Holding Co. LLC 9.25%, 01/29/2031, 1 mo. USD Term SOFR + 4.00%	999,256
1,797,451	Great Outdoors Group LLC 9.21%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	1,793,928
3,489,882	IRB Holding Corp. 8.19%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	3,490,964
785,000	Johnstone Supply LLC 8.33%, 06/07/2031, 1 mo. USD Term SOFR + 3.00%	786,570
114,712	Kodiak Building Partners, Inc. 9.08%, 03/12/2028, 3 mo. USD Term SOFR + 3.75%	114,904
3,121,374	LBM Acquisition LLC 9.14%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	3,005,103
2,575,337	Michaels Cos., Inc. 9.85%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	2,100,831
947,530	Petco Health & Wellness Co., Inc. 8.85%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	873,897
1,536,573	PetSmart, Inc. 9.19%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,522,805
585,520	Specialty Building Products Holdings LLC 9.19%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	583,155

213

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Retail - 0.8% - (continued)
$ 1,800,000	Staples, Inc. 11.08%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	$ 1,671,300
1,397,590	White Cap Buyer LLC 8.59%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,385,361
		22,572,196
	Semiconductors - 0.0%
1,116,475	MKS Instruments, Inc. 7.60%, 08/17/2029, 1 mo. USD Term SOFR + 2.25%	1,119,969
	Software - 1.4%
615,000	Ascend Learning LLC 11.19%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	593,475
2,058,577	AthenaHealth Group, Inc. 8.59%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	2,053,430
	Banff Merger Sub, Inc.
1,260,000	0.00%, 07/02/2032, 1 mo. USD Term SOFR + 5.75%(19)	1,254,746
1,925,000	9.01%, 07/03/2031, 1 mo. USD Term SOFR + 3.75%	1,916,183
453,836	Cast & Crew Payroll LLC 9.09%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	454,453
570,000	Cloud Software Group, Inc. 9.83%, 03/21/2031, 3 mo. USD Term SOFR + 4.50%	571,927
1,426,425	Cotiviti Corp. 8.59%, 05/01/2031, 1 mo. USD Term SOFR + 3.25%	1,430,890
375,000	Dayforce, Inc. 7.84%, 02/26/2031, 1 mo. USD Term SOFR + 2.50%	375,469
	DCert Buyer, Inc.
506,252	9.34%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	471,209
1,000,000	12.34%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	860,830
2,855,609	Dun & Bradstreet Corp. 8.10%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	2,860,978
1,253,053	E2open LLC 8.96%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,253,529
977,500	EP Purchaser LLC 9.10%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	979,416
	Epicor Software Corp.
60,380	0.00%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%(19)(20)	60,757
1,498,841	8.59%, 05/23/2031, 1 mo. USD Term SOFR + 3.25%	1,508,209
1,562,500	Evertec Group LLC 8.59%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	1,570,313
592,025	Iron Mountain, Inc. 7.34%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	589,621
1,527,040	Open Text Corp. 7.59%, 01/31/2030, 1 mo. USD Term SOFR + 2.25%	1,534,599
2,030,881	Polaris Newco LLC 9.51%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	2,033,196
1,200,000	Press Ganey Holdings, Inc. 8.84%, 04/30/2031, 1 mo. USD Term SOFR + 3.50%	1,198,128
962,725	Quartz Acquireco LLC 8.08%, 06/28/2030, 3 mo. USD Term SOFR + 2.75%	965,738
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(18) - (continued)
	Software - 1.4% - (continued)
$ 3,815,389	Rocket Software, Inc. 10.09%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	$ 3,825,996
	SS&C Technologies, Inc.
500,000	0.00%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%(19)	501,710
2,385,261	7.34%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	2,393,418
4,046,666	UKG, Inc. 8.55%, 02/10/2031, 3 mo. USD Term SOFR + 3.25%	4,058,320
1,232,074	Waystar Technologies, Inc. 8.09%, 10/22/2029, 1 mo. USD Term SOFR + 2.75%	1,241,315
2,042,765	Zelis Payments Buyer, Inc. 8.09%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,044,461
		38,602,316
	Telecommunications - 0.4%
987,500	Altice France SA 10.80%, 08/15/2028, 3 mo. USD Term SOFR + 5.50%	751,488
2,000,000	Frontier Communications Corp. 8.83%, 07/01/2031, 3 mo. USD Term SOFR + 3.50%	2,011,260
EUR 3,561,915	Lorca Holdco Ltd. 7.20%, 03/25/2031, 6 mo. EURIBOR + 3.50%	3,856,077
481,818	Matterhorn Telecom SA 6.34%, 09/15/2026, 3 mo. EURIBOR + 2.63%	521,667
$ 1,218,300	Venga Finance SARL 9.82%, 06/28/2029, 3 mo. USD Term SOFR + 4.25%	1,219,823
579,983	Xplornet Communications, Inc. 0.00%, 10/02/2028, 1 mo. USD Term SOFR + 4.00%(14)(19)	109,083
2,846,540	Zacapa SARL 9.33%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	2,843,892
		11,313,290
	Transportation - 0.1%
	First Student Bidco, Inc.
920,805	8.43%, 07/21/2028, 3 mo. USD Term SOFR + 4.00%	922,775
1,295,123	8.60%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	1,297,636
1,250,000	Genesee & Wyoming, Inc. 7.33%, 04/10/2031, 3 mo. USD Term SOFR + 2.00%	1,250,050
		3,470,461
	Total Senior Floating Rate Interests (cost $341,766,198)	$ 339,812,814
U.S. GOVERNMENT AGENCIES - 9.4%
	Mortgage-Backed Agencies - 9.4%
	Farm Credit Bank of Texas - 0.1%
2,123,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(11)(12)	$ 2,159,514
	Federal Home Loan Mortgage Corp. - 2.3%
1,934	0.00%, 11/15/2036(6)(21)	1,585
12,159,620	1.11%, 06/25/2030(3)(4)	650,194
3,867,313	1.12%, 01/25/2030(3)(4)	189,556
2,223,547	1.69%, 04/25/2030(3)(4)	167,118
2,658,480	1.87%, 11/25/2047(3)(4)	208,300

214

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.4% - (continued)
	Mortgage-Backed Agencies - 9.4% - (continued)
	Federal Home Loan Mortgage Corp. - 2.3% - (continued)
$ 2,355,000	1.90%, 02/25/2047(3)(4)	$ 202,383
4,759,080	1.95%, 10/25/2047(3)(4)	391,865
3,345,000	2.01%, 09/25/2047(3)(4)	122,757
1,150,193	2.02%, 09/25/2046(3)(4)	99,046
1,890,000	2.10%, 08/25/2047(3)(4)	167,422
3,870,000	2.15%, 05/25/2047(3)(4)	138,404
2,605,748	2.25%, 05/25/2047(3)(4)	239,469
14,785	3.00%, 03/15/2033(4)	1,143
1,955,000	3.40%, 06/25/2048(3)(4)	304,918
2,181	4.00%, 07/15/2027(4)	17
84,819	4.50%, 03/15/2041	83,790
40,393	4.75%, 07/15/2039	40,449
15,324,045	5.00%, 09/01/2052	15,087,108
14,620,285	5.00%, 10/01/2052	14,388,407
3,690	5.50%, 08/15/2033	3,782
10,327	6.50%, 07/15/2036	10,648
180,000	9.10%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	182,933
4,740,000	9.35%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,793,882
730,000	9.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	753,292
3,295,000	12.20%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	3,065,039
2,935,000	12.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	3,154,075
2,770,000	13.10%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	3,008,623
11,225,000	13.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	12,172,541
		59,628,746
	Federal National Mortgage Association - 0.5%
45,246	0.65%, 04/25/2055(2)(4)	2,306
6,344	2.50%, 06/25/2028(4)	196
28,290	3.00%, 01/25/2028(4)	737
26,406	3.16%, 12/01/2026	25,573
21,248	3.24%, 12/01/2026	20,615
16,376	3.50%, 05/25/2030(4)	887
20,190	3.87%, 10/01/2025	19,893
30,610	3.89%, 05/01/2030	29,796
10,196	4.00%, 03/25/2042(4)	1,162
636	4.50%, 07/25/2027(4)	7
14,530,470	5.00%, 09/01/2052	14,305,828
37,607	5.50%, 04/25/2035	38,789
9,866	5.50%, 04/25/2037	10,230
101,561	5.50%, 06/25/2042(4)	21,085
950	5.54%, 05/25/2042(3)(4)	72
		14,477,176
	Government National Mortgage Association - 0.0%
9,962	4.00%, 05/16/2042(4)	953
24,277	5.00%, 10/16/2041(4)	3,774
		4,727
	Uniform Mortgage-Backed Security - 6.5%
31,768,000	4.50%, 08/01/2054(22)	30,499,818
65,825,000	5.50%, 08/01/2054(22)	65,815,932
75,675,000	6.00%, 08/01/2054(22)	76,667,970
		172,983,720
	Total U.S. Government Agencies (cost $248,997,596)	$ 249,253,883
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 17.9%
	U.S. Treasury Securities - 17.9%
	U.S. Treasury Bonds - 8.2%
$ 2,200,000	2.25%, 08/15/2046	$ 1,510,266
29,900,000	2.50%, 02/15/2045	21,946,133
66,440,000	3.38%, 11/15/2048	55,425,494
14,845,000	3.63%, 08/15/2043	13,232,346
9,545,000	3.63%, 05/15/2053	8,350,011
24,640,000	3.88%, 02/15/2043	22,867,075
36,415,000	4.00%, 11/15/2042(23)(24)	34,469,073
17,955,000	4.00%, 11/15/2052(23)	16,815,980
43,900,000	4.13%, 08/15/2053(24)(25)	42,034,250
553,700	4.25%, 02/15/2054	542,193
		217,192,821
	U.S. Treasury Inflation-Indexed Bonds - 1.1%
3,669,904	0.13%, 02/15/2052(17)	2,154,184
24,968,277	0.25%, 02/15/2050(17)	15,715,297
512,239	0.63%, 02/15/2043(17)	394,147
13,423,288	0.75%, 02/15/2045(17)	10,316,165
1,556,386	1.38%, 02/15/2044(17)	1,365,480
		29,945,273
	U.S. Treasury Inflation-Indexed Notes - 3.1%
85,171,520	1.75%, 01/15/2034(17)	83,951,389
	U.S. Treasury Notes - 5.5%
10,305,000	2.75%, 08/15/2032	9,377,148
78,355,000	3.25%, 06/30/2029	75,673,790
61,315,000	3.88%, 08/15/2033	60,258,753
357,100	4.38%, 05/15/2034	364,800
		145,674,491
	Total U.S. Government Securities (cost $485,887,318)	$ 476,763,974
COMMON STOCKS - 0.1%
	Energy - 0.0%
3,200	ConocoPhillips	$ 355,840
3,682	PES Energy Liquidating Trust*(7)(26)	—
		355,840
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	170,429
	Materials - 0.1%
64,650	Glencore PLC	358,732
	Media & Entertainment - 0.0%
0(27)	Rodan & Fields LLC Class A*(7)(26)	—
0(27)	Rodan & Fields LLC Class D*(7)(26)	7,076
		7,076
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
11,800	Royalty Pharma PLC Class A	332,406
	Technology Hardware & Equipment - 0.0%
1,600	Apple, Inc.	355,328
	Total Common Stocks (cost $1,595,941)	$ 1,579,811

215

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Banks - 0.0%
1,190	Bank of America Corp. Series L, 7.25%(28)	$ 1,424,442
	Total Convertible Preferred Stocks (cost $1,396,195)	$ 1,424,442
EXCHANGE-TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
168,000	Invesco Senior Loan ETF	$ 3,528,000
85,000	SPDR Blackstone Senior Loan ETF	3,548,750
	Total Exchange-Traded Funds (cost $7,109,580)	$ 7,076,750
PREFERRED STOCKS - 0.3%
	Financial Services - 0.2%
34,705	Morgan Stanley Series O, 4.25%(9)(28)	$ 647,595
89,350	Morgan Stanley Series Q, 6.63%*(28)	2,310,591
56,156	Synchrony Financial Series B, 8.25%(28)	1,432,540
		4,390,726
	Telecommunication Services - 0.1%
45,397	AT&T, Inc. Series A, 5.00%(28)	940,172
17,239	U.S. Cellular Corp. (Preference Shares), 6.25%	378,051
37,754	U.S. Cellular Corp. (Preference Shares), 5.50%(9)	770,182
47,432	U.S. Cellular Corp. (Preference Shares), 5.50%(9)	967,613
		3,056,018
	Utilities - 0.0%
30,734	NextEra Energy, Inc. (Preference Shares), 6.93%(9)	1,357,213
	Total Preferred Stocks (cost $8,917,605)	$ 8,803,957
WARRANTS - 0.0%
	Energy - 0.0%
20,550	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(7)(26)	$ —
	Total Warrants (cost $—)	$ —
	Total Long-Term Investments (cost $2,760,437,044)	$ 2,748,534,308
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.2%
$ 5,120,511	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $5,121,271; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $5,223,043	$ 5,120,511
	Securities Lending Collateral - 0.8%
3,278,483	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(29)	3,278,483
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0% - (continued)
	Securities Lending Collateral - 0.8% - (continued)
10,928,278	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(29)		$ 10,928,278
3,278,483	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(29)		3,278,483
3,278,483	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(29)		3,278,483
			20,763,727
	Total Short-Term Investments (cost $25,884,238)		$ 25,884,238
	Total Investments (cost $2,786,321,282)	104.5%	$ 2,774,418,546
	Other Assets and Liabilities	(4.5)%	(118,995,803)
	Net Assets	100.0%	$ 2,655,422,743
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $919,513,589, representing 34.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Market value is less than $1.
(6)	Security is a zero-coupon bond.
(7)	Investment valued using significant unobservable inputs.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)	Represents entire or partial securities on loan.

216

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(10)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $395,387,579, representing 14.9% of net assets.
(11)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(12)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(13)	As of July 31, 2024, the one-, three- and six-month LIBOR reference rates are published by ICE Benchmark Administration on a synthetic basis.
(14)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(15)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(16)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
(19)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(20)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2024, the aggregate value of the unfunded commitment was $1,441,794, which represents to 0.1% of total net assets.
(21)	Security disclosed is principal-only strips.
(22)	Represents or includes a TBA transaction.
(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2024, the market value of securities pledged was $28,373,584.
(24)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $19,700,781.
(25)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2024, the market value of securities pledged was $4,353,753.
(26)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,076 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	20,550	$ —	$ —
08/2015	PES Energy Liquidating Trust	3,682	31,941	—
09/2023	Rodan & Fields LLC Class A	0	—	—
09/2023	Rodan & Fields LLC Class D	0	—	7,076
			$ 31,941	$ 7,076

(27)	Security has less than 1 share.
(28)	Perpetual security with no stated maturity date.
(29)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 10-Years Bond Future	543	09/18/2024	$ 48,351,443	$ 1,017,182
U.S. Treasury 5-Year Note Future	3,121	09/30/2024	336,726,641	5,966,021
U.S. Treasury 10-Year Note Future	2,974	09/19/2024	332,530,375	6,470,186
U.S. Treasury 10-Year Ultra Future	869	09/19/2024	100,437,391	2,124,332
U.S. Treasury Ultra Bond Future	55	09/19/2024	7,038,281	17,789
Total				$ 15,595,510
Short position contracts:
Euro BUXL 30-Year Bond Future	(47)	09/06/2024	$ (6,853,651)	$ (337,815)
Euro-BOBL Future	(1,060)	09/06/2024	(134,805,698)	(2,128,615)
Euro-BUND Future	(135)	09/06/2024	(19,538,453)	(175,441)
Euro-Schatz Future	(407)	09/06/2024	(46,723,461)	(365,969)
217

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Futures Contracts Outstanding at July 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Long Gilt Future	(1)	09/26/2024	$ (127,552)	$ (2,945)
U.S. Treasury 2-Year Note Future	(1,165)	09/30/2024	(239,252,774)	(68,917)
U.S. Treasury Long Bond Future	(107)	09/19/2024	(12,923,594)	(402,816)
Total				$ (3,482,518)
Total futures contracts				$ 12,112,992

OTC Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.16	MSC	USD	10,000,000	3.00%	04/17/2065	Monthly	$ —	$ (1,718,798)	$ (1,547,292)	$ 171,506
CMBX.NA.BBB-.16	MSC	USD	5,635,000	3.00%	04/17/2065	Monthly	—	(841,600)	(871,899)	(30,299)
CMBX.NA.BBB-.16	MSC	USD	5,910,000	3.00%	04/17/2065	Monthly	—	(882,437)	(914,449)	(32,012)
CMBX.NA.BBB-.16	MSC	USD	5,910,000	3.00%	04/17/2065	Monthly	—	(871,632)	(914,449)	(42,817)
Total OTC credit default swap contracts							$ —	$ (4,314,467)	$ (4,248,089)	$ 66,378

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	38,124,000	(1.00%)	06/20/2029	Quarterly	$ 1,009,497	$ —	$ 1,046,405	$ 36,908
Sell protection:
CDX.NA.HY.S42.V1	USD	162,270,000	5.00%	06/20/2029	Quarterly	$ 10,779,434	$ —	$ 12,156,873	$ 1,377,439
ITRAXX-XOVER S41.V1	EUR	89,655,000	5.00%	06/20/2029	Quarterly	8,180,836	—	8,814,081	633,245
Total						$ 18,960,270	$ —	$ 20,970,954	$ 2,010,684
Credit default swaps on single-name issues:
Buy protection:
Mediobanca Banca di Credito Finanziario SpA	EUR	7,790,000	(1.00%)	06/20/2029	Quarterly	$ —	$ (26,172)	$ (67,048)	$ (40,876)
Total						$ —	$ (26,172)	$ (67,048)	$ (40,876)
Total centrally cleared credit default swap contracts						$ 19,969,767	$ (26,172)	$ 21,950,311	$ 2,006,716

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.65% Fixed	12 Mo. USD SOFR	USD	4,315,000	06/12/2035	Annual	$ —	$ —	$ (29,147)	$ (29,147)
3.65% Fixed	12 Mo. USD SOFR	USD	4,795,000	06/12/2035	Annual	—	—	(29,296)	(29,296)
3.66% Fixed	12 Mo. USD SOFR	USD	8,630,000	06/12/2035	Annual	—	(553)	(60,034)	(59,481)
3.67% Fixed	12 Mo. USD SOFR	USD	8,635,000	06/12/2035	Annual	—	—	(70,166)	(70,166)
218

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.74% Fixed	12 Mo. USD SOFR	USD	5,880,000	06/12/2035	Annual	$ —	$ —	$ (81,681)	$ (81,681)
3.88% Fixed	12 Mo. USD SOFR	USD	3,885,000	06/12/2035	Annual	—	—	(96,260)	(96,260)
3.87% Fixed	12 Mo. USD SOFR	USD	11,650,000	06/12/2035	Annual	—	—	(283,959)	(283,959)
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	32,886	—	1,282,359	1,249,473
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	90,035	—	1,102,881	1,012,846
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(58,252)	351,748	410,000
3.59% Fixed	12 Mo. USD SOFR	USD	12,095,000	09/20/2053	Annual	53,094	—	181,937	128,843
Total centrally cleared interest rate swaps contracts						$ 176,015	$ (58,805)	$ 2,268,382	$ 2,151,172

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,400,000	BRL	249,242	USD	UBS	09/18/2024	$ (2,994)
2,879,000	EUR	3,117,376	USD	MSC	08/30/2024	3,063
2,445,000	EUR	2,658,334	USD	SSG	08/30/2024	(8,291)
5,468,000	EUR	5,881,315	USD	CBK	09/18/2024	50,088
2,011,000	EUR	2,160,418	USD	MSC	09/18/2024	21,011
2,606,000	EUR	2,806,937	USD	JPM	09/18/2024	19,917
3,304,000	EUR	3,570,957	USD	RBS	09/18/2024	13,051
6,615,000	EUR	7,169,555	USD	CIB	09/18/2024	6,054
296,000	EUR	319,326	USD	TDB	09/18/2024	1,760
64,000	EUR	68,886	USD	SGG	09/18/2024	537
238,000	EUR	259,023	USD	BCLY	09/18/2024	(853)
1,179,000	EUR	1,280,228	USD	BMO	09/18/2024	(1,310)
2,282,000	GBP	2,929,987	USD	SSG	09/18/2024	4,926
404,020,000	INR	4,821,932	USD	GSC	09/18/2024	(3,692)
2,244,200,000	KZT	4,876,225	USD	GSC	09/18/2024	(180,656)
6,958,024	USD	10,460,000	AUD	SSG	09/18/2024	109,157
640,208	USD	960,000	AUD	SCB	09/18/2024	11,631
12,383,494	USD	67,282,000	BRL	GSC	09/18/2024	549,177
7,155,136	USD	9,815,000	CAD	CBK	09/18/2024	35,924
398,875	USD	545,000	CAD	RBC	09/18/2024	3,564
90,719,000	USD	83,441,561	EUR	BCLY	08/30/2024	279,870
85,744,694	USD	78,909,679	EUR	DEUT	08/30/2024	217,498
167,000	USD	154,031	EUR	BNP	08/30/2024	52
2,063,758	USD	1,904,820	EUR	GSC	08/30/2024	(804)
1,128,249	USD	1,033,000	EUR	UBS	09/18/2024	7,703
408,622	USD	379,000	EUR	JPM	09/18/2024	(2,498)
937,127	USD	870,000	EUR	MSC	09/18/2024	(6,604)
3,228,169	USD	3,000,000	EUR	CIB	09/18/2024	(26,076)
14,897,924	USD	13,787,000	EUR	SSG	09/18/2024	(57,499)
34,602,204	USD	32,014,000	EUR	RBS	09/18/2024	(124,926)
108,701,017	USD	101,146,393	EUR	DEUT	09/18/2024	(1,017,353)
13,377,670	USD	10,394,000	GBP	BCLY	08/30/2024	11,493
150,325	USD	117,000	GBP	GSC	08/30/2024	(131)
2,901,295	USD	2,278,000	GBP	RBS	09/18/2024	(28,474)
17,094,161	USD	13,428,000	GBP	SCB	09/18/2024	(175,784)
854,252	USD	135,600,000	JPY	SCB	09/18/2024	(57,554)
14,757,785	USD	2,288,800,000	JPY	MSC	09/18/2024	(632,640)
1,974,930	USD	2,665,000	SGD	MSC	09/18/2024	(23,633)
Total foreign currency contracts						$ (1,005,296)

219

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Cross Currency Contracts Outstanding at July 31, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	93,825	GSC	08/30/2024	GBP	93,874	$ (49)
EUR	11,068,313	JPM	08/30/2024	GBP	11,092,616	(24,303)
Total foreign cross currency contracts						$ (24,352)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 556,697,091	$ —	$ 555,472,091	$ 1,225,000
Convertible Bonds	174,777,389	—	174,777,389	—
Corporate Bonds	792,761,017	—	792,761,017	—
Foreign Government Obligations	135,301,540	—	135,301,540	—
Municipal Bonds	4,281,640	—	4,281,640	—
Senior Floating Rate Interests	339,812,814	—	339,812,814	—
U.S. Government Agencies	249,253,883	—	249,253,883	—
U.S. Government Securities	476,763,974	—	476,763,974	—
Common Stocks
Energy	355,840	355,840	—	—
Health Care Equipment & Services	170,429	170,429	—	—
Materials	358,732	—	358,732	—
Media & Entertainment	7,076	—	—	7,076
Pharmaceuticals, Biotechnology & Life Sciences	332,406	332,406	—	—
Technology Hardware & Equipment	355,328	355,328	—	—
Convertible Preferred Stocks	1,424,442	1,424,442	—	—
Exchange-Traded Funds	7,076,750	7,076,750	—	—
Preferred Stocks	8,803,957	8,803,957	—	—
Warrants	—	—	—	—
Short-Term Investments	25,884,238	20,763,727	5,120,511	—
Foreign Currency Contracts(2)	1,346,476	—	1,346,476	—
Futures Contracts(2)	15,595,510	15,595,510	—	—
Swaps - Credit Default(2)	2,219,098	—	2,219,098	—
Swaps - Interest Rate(2)	2,801,162	—	2,801,162	—
Total	$ 2,796,380,792	$ 54,878,389	$ 2,740,270,327	$ 1,232,076
Liabilities
Foreign Currency Contracts(2)	$ (2,376,124)	$ —	$ (2,376,124)	$ —
Futures Contracts(2)	(3,482,518)	(3,482,518)	—	—
Swaps - Credit Default(2)	(146,004)	—	(146,004)	—
Swaps - Interest Rate(2)	(649,990)	—	(649,990)	—
Total	$ (6,654,636)	$ (3,482,518)	$ (3,172,118)	$ —

(1)	For the period ended July 31, 2024, investments valued at $3,584,161 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
220

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1%
	Alabama - 0.9%
$ 550,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	$ 601,008
150,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2046	154,645
		755,653
	Arizona - 2.2%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	661,056
185,000	5.00%, 12/01/2038(1)	204,739
100,000	5.00%, 09/01/2042	103,754
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	220,688
	Tempe Industrial Dev Auth, AZ, Rev
225,000	4.00%, 12/01/2024	224,638
270,000	4.00%, 12/01/2025	268,569
240,000	4.00%, 12/01/2026	238,091
		1,921,535
	California - 6.9%
	California Community Choice Financing Auth, CA, Rev
565,000	5.00%, 12/01/2053(2)	596,424
900,000	5.50%, 05/01/2054(2)	965,525
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	199,942
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM) 4.00%, 05/15/2038	506,593
1,665,000	5.00%, 12/31/2031	1,725,582
340,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM) 4.00%, 08/01/2032	348,475
45,000	Elk Grove Finance Auth, CA, Special Tax, (BAM) 5.00%, 09/01/2032	45,779
180,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	191,824
50,000	Oakland Unified School Dist, CA, GO, (AGM) 4.00%, 08/01/2034	50,910
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	153,961
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	103,039
100,000	San Bernardino City Unified School Dist, CA, GO, (NPFG) 0.00%, 08/01/2027(3)	90,145
130,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 08/01/2048	142,575
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
255,000	(NPFG) 0.00%, 01/15/2025(3)	250,994
305,000	4.00%, 01/15/2034	318,584
345,000	State of California, CA, GO 5.00%, 09/01/2036	402,620
		6,092,972
	Colorado - 1.7%
	Colorado Health Facs Auth, CO, Rev
200,000	4.00%, 12/01/2040	193,414
125,000	5.00%, 05/15/2036	140,072
70,000	5.00%, 05/15/2037	78,256
305,000	E-470 Public Highway Auth, CO, Rev 3.92%, 09/01/2039, 1 mo. USD SOFR + 0.35%(4)	305,024
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	127,172
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	500,619
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Colorado - 1.7% - (continued)
$ 115,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(2)	$ 112,661
25,000	Vauxmont Metropolitan Dist, CO, GO, (AGM) 5.00%, 12/15/2030	25,892
		1,483,110
	Connecticut - 2.5%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	103,334
	Connecticut State Health & Educational Facs Auth, CT, Rev
535,000	2.80%, 07/01/2048(2)	531,178
450,000	5.00%, 07/01/2025	456,861
750,000	5.00%, 07/01/2040	796,216
60,000	5.00%, 07/01/2042	60,852
250,000	Town of Hamden, CT, GO, (AGM) 5.00%, 08/15/2025	254,068
		2,202,509
	District of Columbia - 0.2%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	148,072
	Florida - 2.7%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	138,920
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	70,829
155,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	143,334
200,000	City of Port St Lucie, FL, Special Assessment 4.00%, 07/01/2027	202,278
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	159,400
	Orange County Convention Center, FL, Rev
285,000	5.00%, 10/01/2024	285,857
125,000	5.00%, 10/01/2027	132,420
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(2)	419,057
165,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	168,575
750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	606,176
70,000	Volusia County Educational Facility Auth, FL, Rev 4.00%, 10/15/2035	70,973
		2,397,819
	Georgia - 3.3%
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(2)	98,153
280,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(2)	274,829
55,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	59,662
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	176,824
315,000	5.50%, 09/15/2028	335,558
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	102,501
235,000	5.00%, 01/01/2033	257,995
1,000,000	5.00%, 01/01/2035	1,109,867
350,000	5.00%, 07/01/2052	367,334
85,000	5.00%, 01/01/2056	87,009
		2,869,732
	Idaho - 1.2%
980,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	1,061,315

221

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Illinois - 13.6%
$ 65,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(3)	$ 63,967
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	285,580
100,000	5.75%, 04/01/2035	105,180
	Chicago Board of Education, IL, GO
215,000	4.00%, 12/01/2047	187,635
150,000	5.00%, 12/01/2027	154,600
500,000	5.00%, 12/01/2041	513,072
200,000	5.00%, 12/01/2046	200,524
500,000	5.25%, 12/01/2036	542,862
140,000	5.25%, 12/01/2039	140,169
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev,
100,000	(AGM) 5.00%, 12/01/2044	100,242
175,000	5.00%, 12/01/2045	182,988
250,000	5.00%, 12/01/2046	253,701
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	251,599
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	785,086
450,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2039	492,084
	Cook County Community High School Dist No. 212 Leyden, IL, Rev,
105,000	(BAM) 5.00%, 12/01/2027	105,575
170,000	(BAM) 5.00%, 12/01/2030	170,596
225,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2029	245,767
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	204,715
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	151,501
115,000	5.00%, 08/15/2033	126,231
245,000	5.00%, 08/15/2035	247,498
150,000	5.00%, 10/01/2041	152,393
230,000	5.00%, 05/15/2050(2)	230,148
	Illinois Housing Dev Auth, IL, Rev,
235,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	251,063
365,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	396,703
	Illinois State Toll Highway Auth, IL, Rev
100,000	5.00%, 01/01/2031	108,211
105,000	5.00%, 01/01/2038	120,766
	Kane County School Dist No. 131 Aurora East Side, IL, GO,
85,000	(AGM) 5.00%, 12/01/2025	86,936
130,000	(AGM) 5.00%, 12/01/2026	134,961
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(5)	77,805
200,000	5.00%, 12/15/2045	208,572
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
235,000	5.00%, 12/01/2025	241,135
275,000	5.25%, 12/01/2032	319,117
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2029	158,060
1,000,000	5.00%, 01/01/2036	1,076,514
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AGM) 5.00%, 01/01/2033	329,857
300,000	(AGM) 5.00%, 01/01/2034	338,860
	State of Illinois, IL, GO
400,000	5.00%, 11/01/2026	415,288
50,000	5.00%, 02/01/2027	52,113
150,000	5.00%, 11/01/2028	157,519
355,000	5.00%, 03/01/2029	381,240
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Illinois - 13.6% - (continued)
$ 250,000	5.00%, 05/01/2029	$ 250,243
330,000	5.00%, 10/01/2031	361,421
315,000	5.00%, 12/01/2034	328,420
215,000	5.00%, 03/01/2046	227,189
		11,915,706
	Indiana - 1.8%
79,180	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	70,370
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,101,229
125,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	123,029
270,000	Northwest Allen School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 07/15/2038	304,511
		1,599,139
	Kentucky - 0.3%
195,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038	221,981
	Louisiana - 0.8%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(2)	290,334
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	100,310
100,000	6.00%, 11/15/2030	100,616
	Louisiana Public Facs Auth, LA, Rev
100,000	5.00%, 05/15/2035	100,978
100,000	5.00%, 05/15/2047	100,965
		693,203
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 4.00%, 07/01/2046	452,495
	Maryland - 1.0%
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT) 5.00%, 05/01/2050	913,093
	Massachusetts - 2.8%
	Massachusetts Dev Finance Agency, MA, Rev
235,000	4.21%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(4)(6)	234,947
105,000	5.00%, 07/01/2034	106,867
1,000,000	5.00%, 07/01/2035	1,017,293
150,000	5.00%, 07/01/2037	155,047
150,000	5.00%, 07/01/2044	150,242
100,000	5.00%, 10/01/2047(6)	100,896
150,000	5.00%, 07/01/2048	153,482
500,000	Massachusetts Educational Financing Auth, MA, Rev 5.00%, 01/01/2025	503,076
		2,421,850
	Michigan - 2.1%
150,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2046	152,879
250,000	Lansing School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	269,765
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	175,273
100,000	5.00%, 07/01/2035	101,255
100,000	5.00%, 05/15/2038	100,618

222

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Michigan - 2.1% - (continued)
$ 850,000	5.50%, 02/28/2057	$ 937,306
90,000	Michigan State Hospital Finance Auth, MI, Rev 5.00%, 11/15/2047	94,666
		1,831,762
	Minnesota - 2.4%
75,311	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	65,477
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	1,082,509
1,000,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	974,445
		2,122,431
	Mississippi - 0.7%
	State of Mississippi Gaming Tax, MS, Rev
175,000	5.00%, 10/15/2026	180,771
400,000	5.00%, 10/15/2037	412,933
		593,704
	Missouri - 0.3%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist, MO, Rev 4.00%, 10/01/2036	254,820
	Montana - 0.2%
60,000	Montana Board of Housing, MT, Rev, (FHA), (HUD) 4.25%, 12/01/2045	60,199
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	153,983
		214,182
	Nebraska - 0.7%
300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	304,044
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(2)	291,761
		595,805
	Nevada - 0.6%
150,000	City of Reno, NV, Rev, (AGM) 5.00%, 06/01/2033	159,233
	Clark County School Dist, NV, GO,
250,000	(AGM) 4.00%, 06/15/2036	256,761
105,000	5.00%, 06/15/2028	107,452
		523,446
	New Hampshire - 1.3%
	New Hampshire Business Finance Auth, NH, Rev
1,000,000	4.00%, 01/01/2051	824,914
295,000	(BAM) 5.25%, 06/01/2051	320,464
		1,145,378
	New Jersey - 1.3%
170,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM) 5.00%, 07/01/2043	190,068
70,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 12/15/2024	70,467
	New Jersey Turnpike Auth, NJ, Rev
105,000	5.00%, 01/01/2034	122,278
510,000	5.00%, 01/01/2042(1)	567,850
230,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	233,833
		1,184,496
	New Mexico - 0.4%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	205,158
185,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	184,854
		390,012
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	New York - 6.8%
$ 500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(2)	$ 483,434
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	218,897
300,000	5.00%, 11/15/2036	310,192
500,000	5.00%, 11/15/2045	530,014
400,000	5.00%, 11/15/2048	419,940
100,000	5.25%, 11/15/2027	104,843
100,000	5.25%, 11/15/2036	104,055
1,250,000	New York City Municipal Water Finance Auth, NY, Rev 4.13%, 06/15/2046	1,242,485
140,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 11/01/2035	144,632
90,000	New York City Transitional Finance Auth, NY, Rev 5.00%, 02/01/2038	102,986
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	856,853
450,000	4.00%, 02/15/2037	460,927
150,000	5.00%, 03/15/2031	152,559
50,000	New York Transportation Dev Corp., NY, Rev, (AGM) 5.25%, 06/30/2039	55,438
	State of New York Mortgage Agency, NY, Rev
300,000	3.25%, 10/01/2024	299,875
300,000	3.25%, 04/01/2025	299,138
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(3)	216,741
		6,003,009
	North Carolina - 2.1%
	North Carolina Housing Finance Agency, NC, Rev,
500,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	448,316
655,000	3.95%, 01/01/2041	631,739
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	170,567
185,000	4.00%, 09/01/2034	179,460
250,000	5.00%, 01/01/2031	249,447
30,000	5.00%, 01/01/2039	28,720
120,000	5.00%, 01/01/2044	120,798
		1,829,047
	North Dakota - 0.2%
120,000	North Dakota Housing Finance Agency, ND, Rev 6.25%, 01/01/2055	134,376
	Ohio - 3.5%
	American Municipal Power, Inc., OH, Rev
200,000	4.00%, 02/15/2036	200,086
250,000	5.00%, 02/15/2040(1)	278,241
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM) 5.00%, 11/15/2030	160,173
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	65,454
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(2)	416,561
355,000	Ohio Higher Educational Facility Commission, OH, Rev 5.00%, 07/01/2035	407,204
185,000	Ohio Housing Finance Agency, OH, Rev 4.50%, 03/01/2050	186,466
1,025,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 5.00%, 02/15/2039	1,163,386
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(2)	175,168
		3,052,739

223

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Oregon - 1.0%
$ 480,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(3)	$ 129,566
1,000,000	Lane County School Dist No. 52 Bethel, OR, GO, (SCH BD GTY) 0.00%, 06/15/2041(3)	458,733
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(3)	22,949
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	19,787
55,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	55,152
35,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	35,152
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	121,332
		842,671
	Pennsylvania - 5.6%
160,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	161,487
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	318,740
750,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	815,103
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(6)	115,827
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM) 5.00%, 07/01/2036	281,477
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	400,843
100,000	5.13%, 07/01/2037	100,197
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	171,244
100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	101,449
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	197,382
	Pennsylvania Housing Finance Agency, PA, Rev
95,000	4.75%, 04/01/2033	95,124
555,000	5.50%, 10/01/2053	586,676
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	139,676
50,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM) 5.00%, 09/01/2033	54,387
	School Dist of Philadelphia, PA, GO,
250,000	(ST AID WITHHLDG) 4.00%, 09/01/2036	253,998
1,000,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,137,619
		4,931,229
	Puerto Rico - 0.6%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	396,490
175,000	5.00%, 07/01/2058	175,733
		572,223
	Rhode Island - 0.8%
80,000	Rhode Island Health & Educational Building Corp., RI, Rev, (AGM) 5.00%, 05/15/2028	84,214
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	114,494
460,000	5.00%, 12/01/2028	484,647
		683,355
	South Carolina - 3.2%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
150,000	5.00%, 05/01/2028	158,435
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	South Carolina - 3.2% - (continued)
$ 575,000	5.00%, 10/01/2035	$ 643,761
615,000	5.00%, 11/01/2035	705,035
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	203,316
200,000	4.00%, 12/01/2038	201,242
815,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	881,473
		2,793,262
	South Dakota - 0.3%
	South Dakota Housing Dev Auth, SD, Rev
150,000	4.00%, 11/01/2049	149,906
140,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	149,686
		299,592
	Tennessee - 2.2%
300,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2039	316,960
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM) 5.00%, 07/01/2037	111,441
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
885,000	5.00%, 07/01/2031	975,050
235,000	5.00%, 05/01/2035	261,150
200,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	204,509
50,000	Tennessee Housing Dev Agency, TN, Rev 3.50%, 01/01/2047	49,733
		1,918,843
	Texas - 11.0%
	Arlington Higher Education Finance Corp., TX, Rev,
150,000	(PSF-GTD) 4.00%, 08/15/2030	151,275
250,000	(PSF-GTD) 5.00%, 02/15/2027	260,914
625,000	(PSF-GTD) 5.00%, 08/15/2037	693,398
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	323,879
600,000	4.00%, 01/01/2040	604,993
1,000,000	5.00%, 01/01/2046	1,056,568
	Central Texas Turnpike System, TX, Rev
500,000	5.00%, 08/15/2032(1)	564,673
250,000	5.00%, 08/15/2042	251,146
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(2)	160,092
320,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD) 0.28%, 02/15/2038(2)	319,638
1,000,000	Dallas Area Rapid Transit, TX, Rev 4.00%, 12/01/2037	1,021,028
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	156,348
370,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.65%, 08/01/2052(2)	370,000
400,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	400,745
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	261,022
290,000	Keller Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2037	297,381
150,000	Lower Colorado River Auth, TX, Rev 5.00%, 05/15/2040	151,238
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	94,671

224

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Texas - 11.0% - (continued)
$ 130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	$ 140,618
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2041	1,018,998
	Texas Department of Housing & Community Affairs, TX, Rev,
225,000	(GNMA) 3.00%, 03/01/2050	172,794
725,000	(GNMA) 3.63%, 09/01/2044	670,848
250,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 5.25%, 12/15/2025	254,750
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(3)	32,145
200,000	Wylie Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2036	205,321
		9,634,483
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	176,258
	Vermont - 1.0%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	904,250
	Virginia - 2.0%
65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	71,266
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	393,258
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	632,102
500,000	4.00%, 01/01/2039	492,508
170,000	5.00%, 12/31/2047	176,907
		1,766,041
	Washington - 1.6%
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	147,405
	Washington Health Care Facs Auth, WA, Rev
135,000	5.00%, 01/01/2026	137,223
500,000	5.00%, 09/01/2040	532,671
475,000	5.00%, 10/01/2042	474,998
150,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2039(6)	140,465
		1,432,762
	Wisconsin - 3.5%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(2)	418,591
500,000	(AGM) 4.00%, 07/01/2059	464,788
300,000	5.00%, 07/01/2035	309,967
200,000	5.00%, 10/01/2043(6)	200,135
95,000	5.00%, 10/01/2044	98,737
150,000	(AGM) 5.00%, 07/01/2048	153,474
100,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2029(3)	82,023
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037	300,825
255,000	4.00%, 08/15/2046	220,556
155,000	5.00%, 11/01/2024	154,814
45,000	5.00%, 11/01/2025	44,776
100,000	5.75%, 08/15/2059	105,538
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Wisconsin - 3.5% - (continued)
$ 355,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054		$ 385,697
120,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD) 0.50%, 11/01/2050(2)		118,688
			3,058,609
	Wyoming - 0.1%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		76,517
	Total Municipal Bonds (cost $89,657,336)		$ 86,115,486
U.S. GOVERNMENT AGENCIES - 0.6%
	Mortgage-Backed Agencies - 0.6%
	Federal Home Loan Mortgage Corp. - 0.6%
564,428	3.15%, 10/15/2036		$ 504,277
	Total U.S. Government Agencies (cost $574,188)		$ 504,277
	Total Long-Term Investments (cost $90,231,524)		$ 86,619,763
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
420,955	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $421,017; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $429,473		$ 420,955
	Total Short-Term Investments (cost $420,955)		$ 420,955
	Total Investments (cost $90,652,479)	99.2%	$ 87,040,718
	Other Assets and Liabilities	0.8%	697,047
	Net Assets	100.0%	$ 87,737,765
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,599,071 at July 31, 2024.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security is a zero-coupon bond.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.

225

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $792,270, representing 0.9% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 86,115,486	$ —	$ 86,115,486	$ —
U.S. Government Agencies	504,277	—	504,277	—
Short-Term Investments	420,955	—	420,955	—
Total	$ 87,040,718	$ —	$ 87,040,718	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
226

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1%
	Asset-Backed - Automobile - 1.7%
$ 2,230,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$ 2,235,792
3,309,190	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	3,306,226
	Avis Budget Rental Car Funding AESOP LLC
2,265,000	5.36%, 06/20/2030(1)	2,292,237
1,185,000	5.58%, 12/20/2030(1)	1,192,363
2,635,000	5.90%, 08/21/2028(1)	2,690,971
4,009,276	Carvana Auto Receivables Trust 4.13%, 04/12/2027	3,977,815
3,364,058	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	3,377,939
2,824,935	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	2,827,082
	Credit Acceptance Auto Loan Trust
2,740,000	5.68%, 03/15/2034(1)	2,764,782
5,780,000	6.11%, 08/15/2034(1)	5,867,315
2,025,000	DT Auto Owner Trust 5.41%, 02/15/2029(1)	2,018,916
	Enterprise Fleet Financing LLC
1,115,000	5.16%, 09/20/2030(1)	1,127,043
2,710,000	5.42%, 10/22/2029(1)	2,730,224
1,069,000	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	1,070,566
	Flagship Credit Auto Trust
3,303,000	4.69%, 07/17/2028(1)	3,272,545
962,000	5.05%, 01/18/2028(1)	956,019
2,551,000	5.21%, 05/15/2028(1)	2,539,902
6,805,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	6,885,204
658,583	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	656,229
	Santander Drive Auto Receivables Trust
1,945,000	4.98%, 02/15/2028	1,936,001
3,355,000	5.61%, 07/17/2028	3,368,705
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,699,854
232,000	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	232,013
	Westlake Automobile Receivables Trust
599,559	1.65%, 02/17/2026(1)	597,190
1,045,000	5.41%, 01/18/2028(1)	1,043,213
1,845,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,849,388
		62,515,534
	Asset-Backed - Home Equity - 0.1%
	GSAA Home Equity Trust
17,003	5.60%, 12/25/2046, 1 mo. USD Term SOFR + 0.25%(2)	5,080
2,213,221	5.62%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	613,560
741,442	5.64%, 12/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	197,119
1,056,318	5.82%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	237,028
1,085,067	5.98%, 06/25/2036(3)	267,558
23,982	Morgan Stanley ABS Capital I, Inc. Trust 5.76%, 06/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	20,043
1,044,422	Morgan Stanley Mortgage Loan Trust 5.80%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	287,765
486,737	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	131,190
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Asset-Backed - Home Equity - 0.1% - (continued)
	Soundview Home Loan Trust
$ 1,609,130	5.64%, 07/25/2037, 1 mo. USD Term SOFR + 0.29%(2)	$ 1,433,791
820,203	5.94%, 07/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	727,365
781,652	5.96%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	725,124
		4,645,623
	Asset-Backed - Manufactured Housing - 0.0%
1,463,949	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,280,539
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
2,961,697	1.11%, 02/18/2070(1)	2,554,023
3,737,329	5.51%, 10/15/2071(1)	3,780,624
		6,334,647
	Commercial Mortgage-Backed Securities - 4.4%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,118,083
3,362,000	280 Park Avenue Mortgage Trust 7.75%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	3,038,626
3,675,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	3,725,793
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,232,956
	BBCMS Mortgage Trust
6,535,000	0.98%, 04/15/2053(3)(5)	329,029
19,317,275	1.44%, 02/15/2050(3)(5)	549,321
14,100,861	1.63%, 02/15/2057(3)(5)	1,500,783
1,640,000	3.66%, 04/15/2055(3)	1,487,626
2,660,000	4.97%, 12/15/2051(3)	2,380,806
5,195,000	5.83%, 05/15/2057	5,505,893
	Benchmark Mortgage Trust
10,655,130	0.45%, 07/15/2051(3)(5)	144,096
47,097,401	0.56%, 04/10/2051(3)(5)	729,332
32,922,936	0.57%, 07/15/2056(3)(5)	1,311,670
30,609,715	0.62%, 01/15/2052(3)(5)	641,552
7,789,422	1.02%, 08/15/2052(3)(5)	271,060
9,906,661	1.17%, 12/15/2056(3)(5)	647,549
19,212,302	1.22%, 03/15/2062(3)(5)	901,090
14,142,045	1.51%, 01/15/2054(3)(5)	1,042,329
6,715,172	1.78%, 07/15/2053(3)(5)	388,597
3,000,000	3.04%, 08/15/2052	2,855,157
2,990,000	4.02%, 03/15/2052	2,814,560
	BMO Mortgage Trust
20,962,000	1.08%, 07/15/2057(3)(5)	1,439,090
7,814,000	5.76%, 07/15/2057	8,183,869
	BPR Trust
7,425,000	7.62%, 10/05/2038(1)(3)	7,686,749
3,770,000	8.56%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	3,763,366
	BX Trust
3,108,171	7.78%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	3,110,093
601,000	8.37%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	600,249
2,535,000	CAMB Commercial Mortgage Trust 8.18%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,521,713
2,428,425	Cantor Commercial Real Estate Lending 1.12%, 05/15/2052(3)(5)	88,751
3,412,416	CD Mortgage Trust 2.46%, 08/10/2049	3,224,478
	CF Hippolyta Issuer LLC
645,577	1.53%, 03/15/2061(1)	604,000

227

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$ 1,530,299	1.69%, 07/15/2060(1)	$ 1,460,600
706,836	1.98%, 03/15/2061(1)	638,237
1,258,564	1.99%, 07/15/2060(1)	1,108,169
961,496	5.97%, 08/15/2062(1)	955,166
11,686,726	Citigroup Commercial Mortgage Trust 1.01%, 04/10/2048(3)(5)	40,464
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,183,876
31,160	2.85%, 10/15/2045	28,667
3,895,000	3.18%, 02/10/2048	3,853,382
1,320,000	3.90%, 01/10/2039(1)(3)	1,171,517
4,865,000	7.23%, 08/10/2044(1)(3)	4,927,834
5,256	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	5,211
	CSAIL Commercial Mortgage Trust
22,737,957	0.70%, 06/15/2057(3)(5)	34,996
1,184,752	0.79%, 04/15/2050(3)(5)	1,226
3,239,268	0.88%, 11/15/2048(3)(5)	26,575
6,161,755	1.85%, 01/15/2049(3)(5)	129,568
	DBJPM Mortgage Trust
5,594,632	1.70%, 09/15/2053(3)(5)	278,013
3,600,000	2.89%, 08/10/2049	3,411,755
	DC Trust
1,410,000	5.73%, 04/13/2028(1)(3)	1,413,625
705,000	7.04%, 04/13/2028(1)(3)	715,698
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(3)	421,011
350,000	3.79%, 02/25/2050(1)(3)	345,597
230,000	3.84%, 10/25/2049(1)(3)	220,992
4,285,000	GS Mortgage Securities Corp. II 5.70%, 03/10/2041(1)(3)	4,247,891
2,002,487	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,630,042
	GS Mortgage Securities Trust
1,028,430	0.37%, 07/10/2046(3)(5)	10
317,643	1.70%, 08/10/2044(1)(3)(5)	3
3,858,222	3.04%, 07/10/2052	3,668,099
1,310,000	4.96%, 04/10/2047(1)(3)	1,021,276
	HTL Commercial Mortgage Trust
1,990,000	6.56%, 05/10/2039(1)(3)	2,005,889
1,095,000	7.09%, 05/10/2039(1)(3)	1,105,027
	JP Morgan Chase Commercial Mortgage Securities Trust
789,429	2.73%, 10/15/2045(1)(3)	692,287
1,770,000	2.81%, 01/16/2037(1)	1,562,538
730,000	3.57%, 12/15/2047(1)(3)	452,837
	JPMBB Commercial Mortgage Securities Trust
2,936,717	0.43%, 09/15/2047(3)(5)	29
2,135,763	0.54%, 05/15/2048(3)(5)	6,383
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,336,569
	Morgan Stanley Bank of America Merrill Lynch Trust
4,692,683	0.86%, 12/15/2047(3)(5)	305
3,380,091	0.96%, 10/15/2048(3)(5)	14,628
	Morgan Stanley Capital I Trust
2,163,594	1.30%, 06/15/2050(3)(5)	51,463
885,000	4.94%, 07/15/2049(1)(3)	758,130
37,927	5.25%, 10/12/2052(1)(3)	14,598
4,619,765	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(5)	297,371
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,140,867
5,335,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	4,822,793
3,410,000	NJ Trust 6.48%, 01/06/2029(1)(3)	3,544,542
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$ 6,185,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	$ 6,021,271
970,000	Sabey Data Center Issuer LLC 6.00%, 04/20/2049(1)	984,605
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,273,768
6,345,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(3)	6,626,556
3,856,866	UBS Commercial Mortgage Trust 1.06%, 08/15/2050(3)(5)	95,806
	Wells Fargo Commercial Mortgage Trust
15,836,314	0.87%, 09/15/2057(3)(5)	109,950
7,449,178	0.98%, 05/15/2048(3)(5)	17,142
10,000	3.17%, 02/15/2048	9,881
255,000	4.08%, 05/15/2048(3)	228,786
	Wells Fargo NA
20,431,498	0.59%, 11/15/2062(3)(5)	537,193
10,382,138	0.63%, 11/15/2062(3)(5)	305,183
17,924,162	0.68%, 12/15/2052(3)(5)	538,324
24,442,253	0.71%, 11/15/2050(3)(5)	470,452
19,169,720	0.81%, 09/15/2062(3)(5)	641,739
20,926,793	0.88%, 05/15/2062(3)(5)	711,651
36,040,662	0.88%, 01/15/2063(3)(5)	1,330,812
9,507,240	0.99%, 02/15/2056(3)(5)	576,301
1,754,943	1.00%, 04/15/2052(3)(5)	67,692
5,955,888	1.00%, 12/15/2056(3)(5)	221,769
36,673,029	1.76%, 03/15/2063(3)(5)	3,064,725
7,915,000	5.72%, 06/15/2057	8,301,729
	WFRBS Commercial Mortgage Trust
67,443	3.02%, 11/15/2047(1)	2,698
345,000	5.00%, 06/15/2044(1)(3)	208,553
		161,930,608
	Other Asset-Backed Securities - 5.3%
385,344	AASET Trust 3.35%, 01/16/2040(1)	365,121
2,745,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	2,754,767
2,730,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	2,756,120
5,800,000	Battalion CLO 18 Ltd. 7.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	5,812,598
4,255,000	Benefit Street Partners CLO XXXI Ltd. 7.63%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	4,280,577
5,235,000	BlueMountain CLO XXIV Ltd. 6.64%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	5,234,031
3,723,560	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	3,667,409
1,230,000	CNH Equipment Trust 4.77%, 10/15/2030	1,226,200
1,915,000	Columbia Cent CLO 27 Ltd. 6.74%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,916,632
3,124,964	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	3,136,852
1,940,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,962,270
	Domino's Pizza Master Issuer LLC
4,950,025	2.66%, 04/25/2051(1)	4,459,790
1,449,600	3.67%, 10/25/2049(1)	1,343,862
2,505,100	4.12%, 07/25/2047(1)	2,421,035
3,122,012	4.12%, 07/25/2048(1)	3,062,936
5,245,000	Elmwood CLO 19 Ltd. 7.69%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	5,325,946
3,720,000	Elmwood CLO 23 Ltd. 7.54%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,738,600
	FirstKey Homes Trust
1,846,594	4.15%, 05/19/2039(1)	1,799,010
7,897,001	4.25%, 07/17/2039(1)	7,716,399

228

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Other Asset-Backed Securities - 5.3% - (continued)
$ 3,095,000	Golub Capital Partners CLO 68B Ltd. 8.08%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	$ 3,149,429
2,640,000	Invesco U.S. CLO Ltd. 7.58%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,648,910
7,960,000	Madison Park Funding LXVII Ltd. 6.80%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	7,975,020
4,415,000	MF1 Ltd. 7.09%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,340,152
378,758	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	367,252
5,180,000	Octagon 61 Ltd. 7.63%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	5,198,120
	Progress Residential Trust
5,365,944	1.51%, 10/17/2038(1)	4,971,207
1,739,415	3.20%, 04/17/2039(1)	1,655,180
3,043,253	4.30%, 03/17/2040(1)	2,957,640
4,911,111	4.44%, 05/17/2041(1)	4,791,254
1,414,234	4.45%, 06/17/2039(1)	1,391,760
2,293,867	4.75%, 10/27/2039(1)	2,263,355
7,555,000	RR 23 Ltd. 7.95%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	7,604,123
3,660,000	RR 26 Ltd. 7.55%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,668,100
389,450	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	357,410
	SCF Equipment Leasing LLC
2,005,000	5.56%, 04/20/2032(1)	2,044,339
4,003,012	6.56%, 01/22/2030(1)	4,039,217
8,270,000	Sound Point CLO XXIX Ltd. 6.62%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	8,273,027
	Stack Infrastructure Issuer LLC
3,545,000	5.90%, 07/25/2048(1)	3,580,390
1,870,000	5.90%, 03/25/2049(1)	1,899,402
5,265,000	Subway Funding LLC 6.03%, 07/30/2054(1)	5,372,115
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,804,689
4,440,000	Texas Debt Capital CLO Ltd. 7.58%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	4,455,829
5,140,083	Tricon Residential Trust 4.85%, 07/17/2040(1)	5,136,253
3,965,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	4,001,533
8,270,000	Venture 42 CLO Ltd. 6.69%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	8,268,966
3,160,000	Venture 43 CLO Ltd. 6.80%, 04/15/2034, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,163,732
6,500,911	Wellfleet CLO X Ltd. 6.71%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	6,515,707
	Wendy's Funding LLC
7,171,127	2.37%, 06/15/2051(1)	6,308,340
9,425,465	2.78%, 06/15/2051(1)	8,019,699
1,276,150	3.88%, 03/15/2048(1)	1,213,288
2,053,725	Wingstop Funding LLC 2.84%, 12/05/2050(1)	1,891,666
		192,307,259
	Whole Loan Collateral CMO - 6.4%
2,686,800	510 Asset-Backed Trust 5.12%, 06/25/2061(1)(4)	2,661,353
8,426	Adjustable Rate Mortgage Trust 6.00%, 11/25/2035, 1 mo. USD Term SOFR + 0.65%(2)	8,371
	Angel Oak Mortgage Trust
1,604,170	0.91%, 01/25/2066(1)(3)	1,375,979
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Whole Loan Collateral CMO - 6.4% - (continued)
$ 3,560,809	0.95%, 07/25/2066(1)(3)	$ 3,006,968
936,693	0.99%, 04/25/2053(1)(3)	870,751
1,495,079	0.99%, 04/25/2066(1)(3)	1,281,920
2,542,794	1.04%, 01/20/2065(1)(3)	2,096,166
2,865,552	1.07%, 05/25/2066(1)(3)	2,418,145
5,562,141	1.46%, 09/25/2066(1)(3)	4,547,422
392,735	1.47%, 06/25/2065(1)(3)	367,704
2,617,562	1.82%, 11/25/2066(1)(3)	2,281,711
998,190	2.53%, 01/26/2065(1)(3)	925,527
	Banc of America Funding Trust
853,289	5.77%, 05/25/2037(3)	739,338
212,323	6.06%, 05/20/2047, 1 mo. USD Term SOFR + 0.71%(2)	193,743
34,103	6.35%, 01/25/2037(4)	30,918
629,583	Bear Stearns ALT-A Trust 5.96%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	570,650
	Bear Stearns ARM Trust
87,136	6.39%, 02/25/2036(3)	77,038
127,795	7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	115,935
218,107	Bear Stearns Mortgage Funding Trust 5.82%, 10/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	193,135
1,708,958	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	1,500,213
	BRAVO Residential Funding Trust
910,159	0.94%, 02/25/2049(1)(3)	810,356
702,973	0.97%, 03/25/2060(1)(3)	658,597
576,949	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	555,210
189,271	Chase Mortgage Finance Trust 4.85%, 12/25/2035(3)	175,781
	CHL Mortgage Pass-Through Trust
294,390	4.30%, 11/20/2035(3)	263,670
381,782	4.46%, 09/25/2047(3)	335,270
262,887	5.24%, 04/20/2036(3)	223,068
67,871	5.66%, 06/20/2035(3)	63,115
267,750	6.14%, 03/25/2035, 1 mo. USD Term SOFR + 0.79%(2)	241,713
	COLT Mortgage Loan Trust
685,689	0.80%, 07/27/2054(1)	600,354
2,519,085	0.91%, 06/25/2066(1)(3)	2,119,668
6,281,923	2.28%, 12/27/2066(1)(3)	5,546,202
1,009,525	4.30%, 03/25/2067(1)(3)	989,647
	Countrywide Alternative Loan Trust
185,875	5.75%, 05/25/2036	71,645
803,202	6.00%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	706,575
158,861	6.00%, 05/25/2036	82,314
124,000	6.00%, 12/25/2036	50,926
236,925	6.10%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	191,188
554,874	6.52%, 08/25/2035, 1 yr. USD MTA + 1.35%(2)	451,932
402,431	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	293,283
	CSMC Trust
697,202	0.81%, 05/25/2065(1)(3)	617,631
1,832,346	0.83%, 03/25/2056(1)(3)	1,495,161
2,292,871	0.94%, 05/25/2066(1)(3)	1,873,910
3,133,345	1.18%, 02/25/2066(1)(3)	2,730,453
2,944,918	1.84%, 10/25/2066(1)(3)	2,566,758
7,068,896	2.27%, 11/25/2066(1)(3)	6,315,067
1,070,835	3.25%, 04/25/2047(1)(3)	959,117
1,585,032	4.06%, 12/27/2060(1)(3)	1,566,016

229

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Whole Loan Collateral CMO - 6.4% - (continued)
$ 1,000,436	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	$ 871,780
65,049	DSLA Mortgage Loan Trust 6.18%, 01/19/2045, 1 mo. USD Term SOFR + 0.83%(2)	48,737
	Ellington Financial Mortgage Trust
379,598	0.80%, 02/25/2066(1)(3)	321,397
1,037,564	0.93%, 06/25/2066(1)(3)	858,303
3,223,115	2.21%, 01/25/2067(1)(3)	2,768,507
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2,103,106	2.50%, 08/25/2059	1,753,286
1,822,786	3.50%, 11/25/2057	1,668,573
3,663,997	3.50%, 03/25/2058	3,284,148
4,907,843	3.50%, 07/25/2058	4,444,012
1,001,846	3.50%, 08/25/2058	901,666
3,746,517	3.50%, 10/25/2058	3,357,609
	Federal National Mortgage Association Connecticut Avenue Securities
1,344,000	7.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	1,352,182
261,171	7.61%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	265,697
1,135,000	7.85%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	1,159,712
429,895	8.01%, 12/25/2030, 30 day USD SOFR Average + 2.66%(2)	442,255
4,060,000	8.05%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(2)	4,241,117
1,212,400	8.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	1,249,067
2,105,000	8.45%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	2,226,690
2,866,000	8.50%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	2,965,232
472,066	9.81%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	497,392
3,055,000	9.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,217,887
	First Franklin Mortgage Loan Trust
724,322	5.77%, 09/25/2036, 1 mo. USD Term SOFR + 0.42%(2)	684,157
2,250,478	5.94%, 04/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	2,047,857
	GCAT Trust
1,843,043	0.87%, 01/25/2066(1)(3)	1,530,295
2,074,910	1.04%, 05/25/2066(1)(3)	1,721,391
3,871,859	1.09%, 08/25/2066(1)(3)	3,181,403
1,917,263	1.92%, 08/25/2066(1)(3)	1,747,289
	GMACM Mortgage Loan Trust
42,427	3.62%, 04/19/2036(3)	33,348
151,228	4.59%, 09/19/2035(3)	128,487
	GSR Mortgage Loan Trust
424,056	4.60%, 01/25/2036(3)	376,664
80,156	5.28%, 10/25/2035(3)	43,277
1,511,636	5.76%, 01/25/2037, 1 mo. USD Term SOFR + 0.41%(2)	346,487
	HarborView Mortgage Loan Trust
362,748	5.84%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	317,195
692,148	5.94%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	647,748
6,901,236	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	6,400,009
133,431	IndyMac INDA Mortgage Loan Trust 5.61%, 01/25/2036(3)	123,643
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Whole Loan Collateral CMO - 6.4% - (continued)
	IndyMac INDX Mortgage Loan Trust
$ 249,159	3.89%, 03/25/2036(3)	$ 170,308
849,560	4.04%, 04/25/2037(3)	519,171
	JP Morgan Mortgage Trust
118,723	4.53%, 05/25/2036(3)	95,568
85,650	5.47%, 09/25/2035(3)	79,869
44,910	5.48%, 04/25/2037(3)	32,818
	Legacy Mortgage Asset Trust
1,043,880	1.65%, 11/25/2060(1)(4)	1,011,754
1,492,129	4.75%, 04/25/2061(1)(4)	1,458,519
2,056,281	4.75%, 07/25/2061(1)(4)	2,003,126
226,151	Lehman XS Trust 5.88%, 07/25/2046, 1 mo. USD Term SOFR + 0.53%(2)	203,160
1,401,239	Luminent Mortgage Trust 5.84%, 05/25/2046, 1 mo. USD Term SOFR + 0.49%(2)	1,155,262
	MetLife Securitization Trust
481,281	3.00%, 04/25/2055(1)(3)	454,525
1,228,455	3.75%, 03/25/2057(1)(3)	1,168,579
	MFA Trust
242,378	1.01%, 01/26/2065(1)(3)	223,578
1,541,923	1.03%, 11/25/2064(1)(3)	1,344,594
1,064,365	1.15%, 04/25/2065(1)(3)	959,166
	Mill City Mortgage Loan Trust
229,092	2.75%, 01/25/2061(1)(3)	226,496
84,631	3.25%, 05/25/2062(1)(3)	82,378
327,746	Morgan Stanley Mortgage Loan Trust 4.75%, 05/25/2036(3)	135,376
	New Residential Mortgage Loan Trust
1,391,342	0.94%, 07/25/2055(1)(3)	1,231,628
850,439	0.94%, 10/25/2058(1)(3)	782,842
295,987	2.49%, 09/25/2059(1)(3)	277,178
1,212,913	3.50%, 12/25/2057(1)(3)	1,158,843
1,033,660	3.50%, 08/25/2059(1)(3)	962,698
902,556	3.75%, 11/26/2035(1)(3)	852,037
400,232	3.75%, 01/25/2054(1)(3)	376,450
19,676	3.75%, 05/25/2054(1)(3)	18,553
1,028,863	3.75%, 11/25/2056(1)(3)	966,342
2,274,159	3.75%, 11/25/2058(1)(3)	2,147,871
1,849,831	4.00%, 03/25/2057(1)(3)	1,762,064
1,059,073	4.00%, 05/25/2057(1)(3)	1,008,720
1,513,338	4.00%, 08/27/2057(1)(3)	1,449,658
222,214	4.00%, 12/25/2057(1)(3)	212,184
1,201,011	6.21%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,174,289
942,751	6.96%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	953,504
4,415,567	NMLT Trust 1.19%, 05/25/2056(1)(3)	3,707,725
	OBX Trust
2,765,836	1.05%, 07/25/2061(1)(3)	2,196,990
2,868,122	1.07%, 02/25/2066(1)(3)	2,501,055
5,607,698	2.31%, 11/25/2061(1)(3)	4,918,235
157,651	6.11%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	153,451
	PRET LLC
4,289,943	2.98%, 01/25/2052(1)(4)	4,269,839
2,085,171	4.87%, 07/25/2051(1)(4)	2,007,630
3,777,214	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(4)	3,702,018
	PRPM LLC
3,666,361	1.87%, 08/25/2026(1)(4)	3,534,167
4,721,103	2.36%, 10/25/2026(1)(4)	4,612,451
2,769,098	4.79%, 06/25/2026(1)(4)	2,723,172
2,159,139	4.79%, 07/25/2026(1)(4)	2,079,708
4,222,869	4.87%, 04/25/2026(1)(4)	4,125,583
686,745	5.36%, 11/25/2025(1)(4)	684,561

230

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Whole Loan Collateral CMO - 6.4% - (continued)
$ 436,209	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	$ 406,931
	Residential Accredit Loans, Inc. Trust
451,787	6.00%, 12/25/2035	375,863
1,206,051	6.06%, 04/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	1,015,780
679,575	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	636,414
250,223	RFMSI Trust 4.60%, 08/25/2035(3)	104,264
2,079,266	STAR Trust 1.22%, 05/25/2065(1)(3)	1,887,521
	Starwood Mortgage Residential Trust
720,835	0.94%, 05/25/2065(1)(3)	657,311
4,342,119	1.92%, 11/25/2066(1)(3)	3,750,359
466,102	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	188,018
	Towd Point Mortgage Trust
7,074,142	2.92%, 11/30/2060(1)(3)	5,899,757
1,496,910	3.25%, 03/25/2058(1)(3)	1,459,035
	VCAT LLC
2,545,973	1.87%, 08/25/2051(1)(4)	2,472,161
1,111,398	4.74%, 05/25/2051(1)(4)	1,081,813
402,388	5.12%, 03/27/2051(1)(4)	400,602
	Verus Securitization Trust
437,479	0.82%, 10/25/2063(1)(3)	407,111
1,316,504	0.92%, 02/25/2064(1)(3)	1,191,017
1,870,498	0.94%, 07/25/2066(1)(3)	1,516,564
1,073,071	1.03%, 02/25/2066(1)(3)	947,977
9,718,528	1.05%, 06/25/2066(1)(3)	8,257,753
2,896,458	1.82%, 11/25/2066(1)(3)	2,577,790
441,345	2.50%, 05/25/2065(1)(4)	421,874
4,308,524	2.72%, 01/25/2067(1)(4)	3,938,797
3,854,077	4.13%, 02/25/2067(1)(4)	3,638,282
2,001,111	VOLT XCIII LLC 4.89%, 02/27/2051(1)(4)	1,991,672
1,622,767	VOLT XCIV LLC 5.24%, 02/27/2051(1)(4)	1,612,591
1,574,275	VOLT XCV LLC 5.24%, 03/27/2051(1)(4)	1,533,704
1,763,769	VOLT XCVII LLC 5.24%, 04/25/2051(1)(4)	1,738,927
	WaMu Mortgage Pass-Through Certificates Trust
465,292	4.24%, 06/25/2037(3)	394,914
243,971	6.05%, 10/25/2046, 1 yr. USD MTA + 0.88%(2)	202,747
141,000	6.15%, 07/25/2046, 1 yr. USD MTA + 0.98%(2)	123,267
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
333,991	6.00%, 11/25/2046, 1 yr. USD MTA + 0.83%(2)	271,548
559,424	6.00%, 07/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	386,418
	Wells Fargo Mortgage-Backed Securities Trust
7,517	3.92%, 11/25/2048(1)(3)	7,066
65,229	6.99%, 09/25/2036(3)	62,229
		234,475,883
	Total Asset & Commercial Mortgage-Backed Securities (cost $694,514,672)	$ 663,490,093
CORPORATE BONDS - 26.2%
	Advertising - 0.1%
4,815,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 4,278,368
	Aerospace/Defense - 0.4%
1,870,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,888,664
	Boeing Co.
880,000	3.60%, 05/01/2034	728,989
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Aerospace/Defense - 0.4% - (continued)
$ 195,000	3.75%, 02/01/2050	$ 132,789
2,490,000	5.93%, 05/01/2060	2,281,376
945,000	6.30%, 05/01/2029(1)	974,807
1,035,000	6.39%, 05/01/2031(1)	1,076,844
	L3Harris Technologies, Inc.
2,275,000	5.05%, 06/01/2029	2,293,524
2,250,000	5.35%, 06/01/2034	2,272,827
1,625,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,582,703
		13,232,523
	Agriculture - 0.3%
1,855,000	BAT Capital Corp. 5.83%, 02/20/2031	1,919,038
	Philip Morris International, Inc.
3,740,000	5.13%, 02/15/2030	3,788,961
2,205,000	5.13%, 02/13/2031	2,228,716
1,740,000	5.38%, 02/15/2033	1,768,185
2,090,000	5.63%, 09/07/2033	2,153,689
		11,858,589
	Apparel - 0.2%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	921,610
	Tapestry, Inc.
635,000	7.05%, 11/27/2025	647,158
1,690,000	7.35%, 11/27/2028	1,770,866
776,000	7.70%, 11/27/2030	819,206
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,460,186
		8,619,026
	Beverages - 0.0%
250,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	250,862
	Biotechnology - 0.3%
4,575,000	Amgen, Inc. 5.25%, 03/02/2033	4,634,930
	Royalty Pharma PLC
4,305,000	2.15%, 09/02/2031	3,549,373
1,300,000	2.20%, 09/02/2030	1,106,101
250,000	3.30%, 09/02/2040	185,214
1,050,000	5.15%, 09/02/2029	1,053,697
520,000	5.40%, 09/02/2034	517,602
		11,046,917
	Chemicals - 0.3%
	Celanese U.S. Holdings LLC
2,010,000	6.17%, 07/15/2027	2,059,405
2,090,000	6.33%, 07/15/2029	2,180,381
1,935,000	6.55%, 11/15/2030	2,051,591
3,230,000	OCP SA 6.75%, 05/02/2034(1)	3,366,609
		9,657,986
	Commercial Banks - 6.3%
2,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	2,452,169
EUR 1,300,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	1,477,996
2,655,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	3,038,018
$ 3,400,000	Banco Santander SA 5.44%, 07/15/2031	3,445,299
	Bank of America Corp.
2,210,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	1,857,050

231

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Commercial Banks - 6.3% - (continued)
$ 3,130,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	$ 2,613,465
3,445,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	2,883,672
2,125,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	1,799,690
2,630,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	2,315,331
9,260,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	7,985,111
700,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(6)	604,833
879,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(6)	811,060
1,420,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(6)	1,399,595
320,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	323,117
1,400,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	1,425,078
3,780,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	3,847,826
	Bank of Ireland Group PLC
4,855,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	4,913,099
6,015,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	6,067,096
	Bank of New York Mellon Corp.
1,135,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	1,144,729
2,235,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	2,254,807
1,495,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	1,502,299
1,950,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	2,062,933
3,980,000	Barclays PLC 5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	4,052,695
3,910,000	BNP Paribas SA 5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	4,084,246
	BPCE SA
1,025,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(6)	1,038,801
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Commercial Banks - 6.3% - (continued)
$ 1,585,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(6)	$ 1,610,305
4,140,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 1 yr. USD CMT + 2.79% thereafter)(1)(6)	4,255,556
4,885,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	5,123,692
2,115,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	2,308,929
1,170,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(6)	1,188,648
1,320,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	1,330,549
	Citizens Financial Group, Inc.
2,025,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(6)	2,042,179
2,375,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	2,407,235
1,040,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	1,104,122
720,000	Comerica, Inc. 5.98%, 01/30/2030, (5.98% fixed rate until 01/30/2029; 6 mo. USD SOFR + 2.16% thereafter)(6)	719,726
3,295,000	Credit Agricole SA 6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	3,405,452
	Danske Bank AS
1,435,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	1,375,277
995,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	1,014,420
	Deutsche Bank AG
790,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	737,845
1,160,000	5.41%, 05/10/2029	1,179,408
	Goldman Sachs Group, Inc.
2,215,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,857,107
5,645,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	4,834,422
1,220,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	1,171,170
2,955,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	2,961,112
2,470,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	2,543,926

232

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Commercial Banks - 6.3% - (continued)
	HSBC Holdings PLC
$ 2,300,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	$ 2,059,237
2,125,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	2,085,670
4,015,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	4,041,494
3,210,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(6)	3,278,453
860,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	872,193
1,450,000	Huntington National Bank 5.65%, 01/10/2030	1,479,291
1,840,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	2,082,814
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 6 mo. USD SOFR + 0.77% thereafter)(6)	23,234
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	1,754,147
2,255,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	1,939,407
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	792,010
740,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(6)	728,013
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	1,246,747
960,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	959,456
2,965,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	2,977,263
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	2,583,348
6,930,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	7,016,457
2,940,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	3,022,408
1,695,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	1,736,273
1,740,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	1,819,779
	M&T Bank Corp.
3,632,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	3,454,998
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Commercial Banks - 6.3% - (continued)
$ 3,900,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)(8)	$ 4,180,734
2,620,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	2,571,779
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	2,582,214
	Morgan Stanley
$ 4,035,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	3,294,004
2,250,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	1,845,171
2,005,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	1,785,882
755,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	768,771
2,425,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	2,494,178
5,210,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	5,495,195
	OTP Bank Nyrt
EUR 2,640,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	2,912,494
$ 1,525,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	1,566,506
	PNC Financial Services Group, Inc.
495,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	508,516
700,000	6.04%, 10/28/2033, (6.04% fixed rate until 10/28/2032; 6 mo. USD SOFR + 2.14% thereafter)(6)	735,176
6,880,000	Societe Generale SA 6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	6,973,752
	Standard Chartered PLC
2,085,000	5.91%, 05/14/2035, (5.91% fixed rate until 05/14/2034; 1 yr. USD CMT + 1.45% thereafter)(1)(6)	2,123,582
2,250,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	2,408,214
1,415,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	1,523,649
	UBS Group AG
1,265,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	1,040,364
1,765,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	1,538,268
870,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	825,493

233

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Commercial Banks - 6.3% - (continued)
$ 2,370,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	$ 2,469,196
1,265,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	1,310,058
5,175,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	5,541,623
	Wells Fargo & Co.
2,945,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	2,658,530
7,893,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	6,977,459
2,680,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	2,627,332
150,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	151,248
1,735,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	1,762,036
4,230,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	4,319,982
1,628,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,709,329
		231,224,522
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
1,550,000	4.00%, 05/01/2028(1)	1,482,935
3,790,000	4.38%, 08/15/2027(1)	3,696,034
635,000	5.80%, 04/15/2034(1)	643,760
6,210,000	Block, Inc. 6.50%, 05/15/2032(1)	6,313,123
495,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	501,850
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,874,766
	Howard University
2,000,000	2.70%, 10/01/2029	1,782,825
1,205,000	3.48%, 10/01/2041	914,479
	Service Corp. International
7,045,000	3.38%, 08/15/2030	6,220,299
4,657,000	5.13%, 06/01/2029	4,563,221
		29,993,292
	Construction Materials - 0.3%
4,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	4,678,303
	Standard Industries, Inc.
640,000	3.38%, 01/15/2031(1)	547,423
4,965,000	4.38%, 07/15/2030(1)	4,518,819
465,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	471,306
		10,215,851
	Diversified Financial Services - 0.5%
	Capital One Financial Corp.
1,150,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	1,068,135
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 1,770,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	$ 1,625,191
1,410,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	1,405,313
745,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	750,755
925,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	957,775
1,605,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	1,788,257
1,308,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	1,501,728
2,525,000	Intercontinental Exchange, Inc. 3.63%, 09/01/2028(1)	2,406,060
	Nomura Holdings, Inc.
1,000,000	2.61%, 07/14/2031	840,276
3,255,000	5.78%, 07/03/2034	3,333,034
1,635,000	Synchrony Financial 5.94%, 08/02/2030, (5.94% fixed rate until 08/02/2029; 6 mo. USD SOFR + 2.13% thereafter)(6)	1,639,915
		17,316,439
	Electric - 3.5%
1,228,000	AES Corp. 3.30%, 07/15/2025(1)	1,201,542
	Alabama Power Co.
2,120,000	3.45%, 10/01/2049	1,547,498
310,000	4.15%, 08/15/2044	260,429
2,580,000	Ameren Corp. 5.00%, 01/15/2029	2,589,016
2,575,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(6)	2,603,044
	Arizona Public Service Co.
815,000	5.55%, 08/01/2033	827,243
645,000	6.35%, 12/15/2032	692,776
1,540,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	1,571,486
1,595,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,421,900
	Consolidated Edison Co. of New York, Inc.
1,500,000	3.20%, 12/01/2051	1,021,226
1,425,000	5.38%, 05/15/2034	1,464,347
	Dominion Energy, Inc.
1,652,000	3.38%, 04/01/2030	1,518,053
1,931,000	5.38%, 11/15/2032	1,955,101
115,000	6.30%, 03/15/2033	122,469
1,575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,355,760
	Duke Energy Corp.
2,580,000	2.55%, 06/15/2031	2,203,068
2,000,000	2.65%, 09/01/2026	1,910,850
1,095,000	3.75%, 09/01/2046	821,580
1,840,000	4.50%, 08/15/2032	1,760,001
895,000	5.00%, 08/15/2052	799,840
2,585,000	5.45%, 06/15/2034	2,614,289
1,375,000	5.80%, 06/15/2054	1,369,573
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	325,654
1,215,000	3.25%, 10/01/2049	835,524
1,095,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	1,092,954

234

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Electric - 3.5% - (continued)
	Duke Energy Progress LLC
$ 825,000	4.00%, 04/01/2052	$ 645,371
1,035,000	4.38%, 03/30/2044	889,635
	Edison International
590,000	4.13%, 03/15/2028	571,669
3,045,000	5.25%, 11/15/2028	3,062,960
6,200,000	6.95%, 11/15/2029	6,692,554
1,287,000	Emera, Inc. 6.75%, 06/15/2076	1,279,337
	Evergy, Inc.
710,000	2.45%, 09/15/2024	706,995
1,380,000	2.90%, 09/15/2029	1,254,516
	Eversource Energy
4,340,000	5.13%, 05/15/2033	4,264,133
1,285,000	5.50%, 01/01/2034	1,290,638
795,000	5.95%, 02/01/2029	824,960
	Georgia Power Co.
410,000	4.30%, 03/15/2042	356,717
465,000	4.70%, 05/15/2032	458,842
455,000	4.95%, 05/17/2033	453,536
860,000	5.25%, 03/15/2034	875,148
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,138,214
1,055,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	1,093,395
	NextEra Energy Capital Holdings, Inc.
1,755,000	1.88%, 01/15/2027	1,634,491
2,645,000	2.25%, 06/01/2030	2,295,381
3,070,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	3,044,555
1,750,000	NSTAR Electric Co. 5.40%, 06/01/2034	1,791,896
	Oglethorpe Power Corp.
1,355,000	4.50%, 04/01/2047	1,123,936
270,000	5.80%, 06/01/2054(1)	271,232
1,265,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	1,279,153
1,775,000	Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033	1,858,826
	Pacific Gas & Electric Co.
4,175,000	2.50%, 02/01/2031	3,526,977
330,000	3.50%, 08/01/2050	222,131
530,000	4.40%, 03/01/2032	495,546
3,530,000	4.55%, 07/01/2030	3,403,029
200,000	5.25%, 03/01/2052	175,723
333,000	5.45%, 06/15/2027	336,164
1,675,000	5.90%, 06/15/2032	1,715,400
2,955,000	6.10%, 01/15/2029	3,063,188
3,260,000	6.15%, 01/15/2033	3,385,714
3,760,000	6.40%, 06/15/2033	3,965,116
1,355,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	1,373,256
	Public Service Enterprise Group, Inc.
790,000	5.20%, 04/01/2029	801,019
840,000	5.45%, 04/01/2034	851,456
2,000,000	6.13%, 10/15/2033	2,120,869
	Puget Energy, Inc.
2,245,000	2.38%, 06/15/2028	2,022,899
1,925,000	3.65%, 05/15/2025	1,893,622
1,500,000	4.10%, 06/15/2030	1,411,769
1,392,000	4.22%, 03/15/2032	1,273,730
2,290,000	Sempra 5.40%, 08/01/2026	2,307,251
	Southern California Edison Co.
3,010,000	5.20%, 06/01/2034	3,007,246
375,000	5.45%, 06/01/2031	385,817
1,215,000	5.75%, 04/15/2054	1,229,908
1,020,000	5.88%, 12/01/2053	1,045,728
835,000	5.95%, 11/01/2032	881,197
3,345,000	Southern Co. 5.20%, 06/15/2033	3,351,973
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Electric - 3.5% - (continued)
$ 1,400,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	$ 1,391,328
370,000	Union Electric Co. 4.00%, 04/01/2048	294,800
	Virginia Electric & Power Co.
660,000	2.45%, 12/15/2050	382,282
1,980,000	5.00%, 04/01/2033	1,968,377
3,155,000	5.00%, 01/15/2034	3,134,108
1,005,000	5.35%, 01/15/2054	978,807
1,105,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	1,124,398
1,085,000	Xcel Energy, Inc. 4.60%, 06/01/2032	1,042,073
		127,606,214
	Energy-Alternate Sources - 0.2%
3,875,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,878,410
2,307,550	Greenko Power II Ltd. 4.30%, 12/13/2028(7)	2,149,187
		6,027,597
	Engineering & Construction - 0.3%
4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,428,616
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,143,194
	International Airport Finance SA
3,447,578	12.00%, 03/15/2033(1)	3,669,602
599,992	12.00%, 03/15/2033(7)	638,632
		10,880,044
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
1,420,000	4.05%, 03/15/2029	1,311,587
1,300,000	4.28%, 03/15/2032	1,124,123
895,000	5.05%, 03/15/2042	703,199
6,225,000	5.14%, 03/15/2052	4,615,575
660,000	5.39%, 03/15/2062	490,957
	WMG Acquisition Corp.
1,135,000	3.00%, 02/15/2031(1)(8)	977,854
1,690,000	3.75%, 12/01/2029(1)	1,536,016
6,310,000	3.88%, 07/15/2030(1)	5,688,623
		16,447,934
	Environmental Control - 0.3%
7,645,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	7,482,137
	Republic Services, Inc.
505,000	1.45%, 02/15/2031	410,946
1,245,000	5.20%, 11/15/2034	1,266,149
2,005,000	Veralto Corp. 5.35%, 09/18/2028(1)	2,041,221
		11,200,453
	Equity Fund - 0.1%
3,260,000	Brookfield Finance, Inc. 5.68%, 01/15/2035	3,297,035
	Food - 0.3%
1,025,000	Cencosud SA 5.95%, 05/28/2031(1)	1,037,118
1,933,000	Conagra Brands, Inc. 4.85%, 11/01/2028	1,927,516
3,785,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	3,188,982
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,752,277
	Tyson Foods, Inc.
305,000	5.40%, 03/15/2029	309,577
1,115,000	5.70%, 03/15/2034	1,137,094
		10,352,564
	Gas - 0.5%
3,690,000	Brooklyn Union Gas Co. 6.39%, 09/15/2033(1)(8)	3,873,105
715,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	732,125

235

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Gas - 0.5% - (continued)
	NiSource, Inc.
$ 345,000	3.49%, 05/15/2027	$ 332,400
788,000	3.60%, 05/01/2030	737,448
2,290,000	5.35%, 04/01/2034	2,298,125
1,645,000	5.40%, 06/30/2033	1,660,862
	Southern California Gas Co.
1,830,000	5.20%, 06/01/2033	1,847,279
4,915,000	5.60%, 04/01/2054	4,968,253
		16,449,597
	Hand/Machine Tools - 0.0%
1,420,000	Regal Rexnord Corp. 6.30%, 02/15/2030	1,475,299
	Healthcare - Products - 0.5%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,033,019
540,000	3.00%, 09/23/2029(1)	494,897
745,000	5.38%, 12/06/2032(1)	761,025
805,000	5.75%, 12/06/2052(1)	826,287
4,835,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	4,651,793
4,133,000	Hologic, Inc. 4.63%, 02/01/2028(1)	4,000,857
975,000	Smith & Nephew PLC 5.40%, 03/20/2034	982,002
	Solventum Corp.
2,745,000	5.40%, 03/01/2029(1)	2,770,779
835,000	5.45%, 03/13/2031(1)	839,657
		17,360,316
	Healthcare - Services - 0.8%
	Centene Corp.
820,000	2.45%, 07/15/2028	738,803
75,000	4.25%, 12/15/2027	72,583
8,035,000	4.63%, 12/15/2029	7,734,403
520,000	CommonSpirit Health 3.35%, 10/01/2029	484,364
2,885,000	Elevance Health, Inc. 5.38%, 06/15/2034	2,948,402
	HCA, Inc.
3,130,000	3.38%, 03/15/2029	2,918,902
300,000	5.45%, 04/01/2031	304,888
2,020,000	5.60%, 04/01/2034	2,045,757
1,325,000	Humana, Inc. 5.38%, 04/15/2031	1,341,031
	Icon Investments Six DAC
720,000	5.81%, 05/08/2027	733,048
225,000	6.00%, 05/08/2034	233,797
	Kaiser Foundation Hospitals
605,000	2.81%, 06/01/2041	448,055
1,380,000	3.00%, 06/01/2051	954,451
	UnitedHealth Group, Inc.
1,270,000	2.75%, 05/15/2040	929,811
590,000	3.50%, 08/15/2039	485,505
2,000,000	4.95%, 01/15/2032	2,013,145
385,000	4.95%, 05/15/2062	348,620
650,000	5.35%, 02/15/2033	670,118
2,890,000	5.38%, 04/15/2054	2,854,286
1,705,000	5.75%, 07/15/2064	1,743,820
430,000	6.05%, 02/15/2063	459,831
		30,463,620
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
2,524,000	5.13%, 08/01/2030(1)	2,460,880
3,847,000	5.75%, 01/15/2028(1)	3,849,989
		6,310,869
	Household Products - 0.0%
1,710,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	1,612,551
	Insurance - 0.9%
895,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	907,567
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Insurance - 0.9% - (continued)
$ 3,305,000	Aon North America, Inc. 5.45%, 03/01/2034	$ 3,361,270
	Athene Global Funding
590,000	2.50%, 03/24/2028(1)	536,208
3,495,000	2.65%, 10/04/2031(1)	2,916,550
1,980,000	2.72%, 01/07/2029(1)	1,790,988
2,755,000	Athene Holding Ltd. 5.88%, 01/15/2034	2,795,415
	Corebridge Financial, Inc.
385,000	3.85%, 04/05/2029	366,166
2,725,000	5.75%, 01/15/2034	2,795,286
3,035,000	Corebridge Global Funding 5.20%, 06/24/2029(1)	3,079,365
2,280,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	2,050,013
2,285,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	2,237,868
1,120,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	1,136,100
1,100,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	1,046,546
4,345,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	3,638,115
1,550,000	Protective Life Global Funding 5.22%, 06/12/2029(1)	1,571,078
1,610,000	Reinsurance Group of America, Inc. 5.75%, 09/15/2034	1,640,299
		31,868,834
	Internet - 0.4%
	Gen Digital, Inc.
4,065,000	5.00%, 04/15/2025(1)	4,040,371
3,970,000	6.75%, 09/30/2027(1)	4,037,339
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,070,000	3.50%, 03/01/2029(1)	972,664
6,567,000	5.25%, 12/01/2027(1)	6,465,008
		15,515,382
	Investment Company Security - 0.0%
855,000	New Mountain Finance Corp. 6.88%, 02/01/2029	852,340
	IT Services - 0.2%
1,786,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	1,692,369
6,356,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	6,544,831
		8,237,200
	Lodging - 0.0%
570,000	Las Vegas Sands Corp. 6.20%, 08/15/2034	574,725
	Machinery-Diversified - 0.1%
	AGCO Corp.
385,000	5.45%, 03/21/2027	389,517
520,000	5.80%, 03/21/2034(8)	527,722
2,195,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,952,068
435,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	446,896
		3,316,203
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,105,000	2.25%, 01/15/2029	963,607
248,000	3.50%, 03/01/2042	169,233
1,630,000	3.75%, 02/15/2028	1,538,755
890,000	3.85%, 04/01/2061	535,145

236

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Media - 1.1% - (continued)
$ 575,000	5.05%, 03/30/2029	$ 562,242
3,427,000	6.48%, 10/23/2045	3,228,786
7,705,000	6.55%, 06/01/2034	7,876,305
1,560,000	6.83%, 10/23/2055	1,501,913
	Comcast Corp.
2,390,000	2.89%, 11/01/2051	1,525,385
1,901,000	2.94%, 11/01/2056	1,177,239
295,000	3.20%, 07/15/2036	244,088
1,185,000	5.65%, 06/01/2054	1,203,934
	Cox Communications, Inc.
2,070,000	2.60%, 06/15/2031(1)	1,744,623
662,000	3.15%, 08/15/2024(1)	661,296
	Discovery Communications LLC
281,000	4.13%, 05/15/2029	259,873
655,000	6.35%, 06/01/2040	614,325
	Paramount Global
430,000	4.20%, 05/19/2032	365,654
1,675,000	4.38%, 03/15/2043	1,167,542
1,005,000	4.95%, 01/15/2031	910,240
2,025,000	5.25%, 04/01/2044	1,528,758
400,000	5.85%, 09/01/2043	328,957
	Sirius XM Radio, Inc.
2,440,000	4.00%, 07/15/2028(1)	2,236,742
5,995,000	4.13%, 07/01/2030(1)	5,210,033
1,560,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,764,292
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	1,866,637
		39,185,604
	Mining - 0.4%
1,810,000	Anglo American Capital PLC 5.75%, 04/05/2034(1)	1,838,737
	Glencore Funding LLC
2,675,000	5.37%, 04/04/2029(1)	2,704,911
4,045,000	5.63%, 04/04/2034(1)	4,061,802
3,385,000	6.38%, 10/06/2030(1)	3,585,696
1,745,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,890,074
		14,081,220
	Oil & Gas - 1.8%
	Aker BP ASA
2,018,000	2.00%, 07/15/2026(1)	1,899,907
680,000	3.10%, 07/15/2031(1)	588,768
2,165,000	6.00%, 06/13/2033(1)	2,228,055
	BP Capital Markets America, Inc.
651,000	2.94%, 06/04/2051	426,766
2,635,000	4.81%, 02/13/2033	2,600,806
1,965,000	4.89%, 09/11/2033	1,948,714
2,490,000	4.99%, 04/10/2034	2,480,532
1,280,000	5.23%, 11/17/2034	1,296,418
	ConocoPhillips Co.
1,473,000	3.80%, 03/15/2052	1,130,577
235,000	4.03%, 03/15/2062	180,297
880,000	5.30%, 05/15/2053	854,405
900,000	5.55%, 03/15/2054	902,578
2,030,000	5.70%, 09/15/2063	2,062,182
655,000	Continental Resources, Inc. 4.38%, 01/15/2028	637,542
	Diamondback Energy, Inc.
455,000	5.40%, 04/18/2034	458,906
845,000	5.90%, 04/18/2064	837,589
1,085,000	6.25%, 03/15/2033	1,154,538
	Ecopetrol SA
4,129,000	4.63%, 11/02/2031	3,419,208
6,865,000	8.38%, 01/19/2036	6,831,149
3,040,000	8.63%, 01/19/2029	3,225,142
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Oil & Gas - 1.8% - (continued)
	Energean Israel Finance Ltd.
$ 2,110,000	5.88%, 03/30/2031(7)	$ 1,804,713
1,905,000	8.50%, 09/30/2033(7)	1,817,465
3,650,000	Eni SpA 5.50%, 05/15/2034(1)	3,710,039
	Equinor ASA
890,000	3.63%, 04/06/2040	735,402
325,000	3.70%, 04/06/2050	253,352
	Hess Corp.
2,814,000	7.13%, 03/15/2033	3,196,119
1,325,000	7.30%, 08/15/2031	1,499,536
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	2,857,866
1,365,000	Ovintiv, Inc. 6.63%, 08/15/2037	1,438,317
	Patterson-UTI Energy, Inc.
290,000	5.15%, 11/15/2029	286,044
1,095,000	7.15%, 10/01/2033	1,177,986
2,630,000	Phillips 66 Co. 5.30%, 06/30/2033	2,651,659
	Saudi Arabian Oil Co.
985,000	5.25%, 07/17/2034(1)	989,283
985,000	5.88%, 07/17/2064(1)	961,861
	Shell International Finance BV
1,045,000	2.88%, 11/26/2041	764,963
955,000	3.00%, 11/26/2051	641,394
1,035,000	3.25%, 04/06/2050	738,591
2,410,000	TotalEnergies Capital SA 5.64%, 04/05/2064	2,438,551
3,306,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	3,253,450
		66,380,670
	Oil & Gas Services - 0.0%
565,000	Schlumberger Holdings Corp. 5.00%, 11/15/2029(1)	569,909
	Packaging & Containers - 0.3%
10,760,000	Ball Corp. 6.00%, 06/15/2029	10,862,543
	Pharmaceuticals - 0.3%
	AbbVie, Inc.
1,010,000	4.95%, 03/15/2031	1,026,256
450,000	5.40%, 03/15/2054	454,151
1,325,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	1,382,658
1,320,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	1,332,484
3,045,000	Cigna Group 5.00%, 05/15/2029	3,073,618
	CVS Health Corp.
1,925,000	2.70%, 08/21/2040	1,312,162
1,105,000	4.13%, 04/01/2040	910,779
1,310,000	5.05%, 03/25/2048	1,151,255
		10,643,363
	Pipelines - 1.3%
325,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	314,059
	Columbia Pipelines Holding Co. LLC
1,825,000	5.68%, 01/15/2034(1)	1,836,830
2,375,000	6.04%, 08/15/2028(1)	2,461,806
	Columbia Pipelines Operating Co. LLC
1,815,000	5.93%, 08/15/2030(1)	1,887,084
1,365,000	6.04%, 11/15/2033(1)	1,422,841
800,000	6.54%, 11/15/2053(1)	863,196
3,120,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	2,684,323
	Enbridge, Inc.
1,695,000	5.30%, 04/05/2029	1,721,607
3,305,000	5.63%, 04/05/2034	3,371,345
4,115,000	5.70%, 03/08/2033	4,235,134
	Energy Transfer LP
1,270,000	5.25%, 07/01/2029	1,282,225

237

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Pipelines - 1.3% - (continued)
$ 2,647,000	6.40%, 12/01/2030	$ 2,833,394
	EQM Midstream Partners LP
135,000	5.50%, 07/15/2028	134,332
145,000	6.50%, 07/01/2027(1)	147,777
	Galaxy Pipeline Assets Bidco Ltd.
1,260,000	2.63%, 03/31/2036(1)	1,040,073
1,400,228	2.94%, 09/30/2040(1)	1,133,402
	Greensaif Pipelines Bidco SARL
1,690,000	5.85%, 02/23/2036(1)	1,697,174
2,680,000	6.13%, 02/23/2038(1)	2,742,992
2,550,000	6.51%, 02/23/2042(1)	2,644,313
	Hess Midstream Operations LP
455,000	4.25%, 02/15/2030(1)	422,404
3,880,000	6.50%, 06/01/2029(1)	3,955,501
760,000	Kinder Morgan, Inc. 5.10%, 08/01/2029	765,265
3,090,000	MPLX LP 5.50%, 06/01/2034	3,101,171
	ONEOK, Inc.
370,000	3.10%, 03/15/2030	336,691
1,500,000	6.10%, 11/15/2032	1,580,324
865,000	Targa Resources Corp. 6.15%, 03/01/2029	904,139
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
920,000	4.00%, 01/15/2032	838,060
320,000	4.88%, 02/01/2031	310,101
445,000	Whistler Pipeline LLC 5.70%, 09/30/2031(1)	451,676
		47,119,239
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
1,100,000	2.70%, 04/15/2031	952,243
1,585,000	3.80%, 08/15/2029	1,504,787
950,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	1,008,932
	Crown Castle, Inc.
210,000	3.80%, 02/15/2028	201,776
3,305,000	4.80%, 09/01/2028	3,281,932
1,460,000	5.00%, 01/11/2028	1,461,157
1,375,000	5.60%, 06/01/2029	1,408,670
	GLP Capital LP/GLP Financing II, Inc.
1,095,000	5.30%, 01/15/2029	1,092,702
220,000	5.75%, 06/01/2028	222,540
280,000	NNN REIT, Inc. 5.50%, 06/15/2034	283,086
1,955,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	1,983,544
2,245,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,213,309
1,411,000	VICI Properties LP 4.95%, 02/15/2030(8)	1,382,058
940,000	VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/01/2029(1)	905,000
		17,901,736
	Retail - 0.4%
	AutoZone, Inc.
1,225,000	4.75%, 08/01/2032	1,199,996
865,000	4.75%, 02/01/2033	842,639
925,000	5.40%, 07/15/2034	932,347
1,380,000	6.55%, 11/01/2033	1,505,584
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,329,883
3,955,000	5.63%, 01/01/2030(1)	3,842,019
400,000	Home Depot, Inc. 5.30%, 06/25/2054	397,029
415,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	407,314
		13,456,811
	Semiconductors - 0.4%
950,000	Broadcom, Inc. 5.05%, 07/12/2029	958,777
5,560,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	5,793,317
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Semiconductors - 0.4% - (continued)
	Intel Corp.
$ 450,000	3.10%, 02/15/2060	$ 279,113
1,445,000	5.15%, 02/21/2034	1,457,488
670,000	5.70%, 02/10/2053	672,807
885,000	5.90%, 02/10/2063	902,939
1,500,000	Marvell Technology, Inc. 2.45%, 04/15/2028	1,373,940
40,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027	38,187
1,895,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,661,600
		13,138,168
	Software - 0.9%
1,135,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	1,158,206
5,909,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	5,551,812
2,876,000	MSCI, Inc. 3.63%, 11/01/2031(1)	2,571,039
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	410,805
8,750,000	3.88%, 12/01/2029(1)	7,943,815
1,675,000	6.90%, 12/01/2027(1)	1,738,203
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	275,987
	Oracle Corp.
820,000	2.30%, 03/25/2028	752,318
425,000	2.88%, 03/25/2031	374,857
690,000	2.95%, 04/01/2030	624,673
4,595,000	3.85%, 04/01/2060	3,249,890
40,000	4.00%, 07/15/2046	31,346
1,330,000	4.00%, 11/15/2047	1,032,289
900,000	4.10%, 03/25/2061	667,693
105,000	4.13%, 05/15/2045	84,035
345,000	6.15%, 11/09/2029	366,590
7,900,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	7,817,025
		34,650,583
	Telecommunications - 0.3%
	AT&T, Inc.
450,000	2.55%, 12/01/2033	366,505
951,000	3.55%, 09/15/2055	657,146
687,000	3.65%, 09/15/2059	473,303
1,194,000	3.80%, 12/01/2057	855,152
	Cisco Systems, Inc.
1,575,000	4.95%, 02/26/2031	1,604,253
1,260,000	5.35%, 02/26/2064	1,258,732
3,285,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(6)(7)(9)	3,272,386
	T-Mobile USA, Inc.
1,545,000	3.88%, 04/15/2030	1,467,933
1,205,000	5.05%, 07/15/2033	1,202,556
755,000	5.75%, 01/15/2034	790,890
		11,948,856
	Trucking & Leasing - 0.3%
5,510,000	DAE Funding LLC 1.55%, 08/01/2024(1)	5,510,000
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,825,000	2.70%, 11/01/2024(1)	1,811,071
2,650,000	4.00%, 07/15/2025(1)	2,613,186
840,000	5.35%, 03/30/2029(1)	850,945
720,000	6.05%, 08/01/2028(1)	747,393
		11,532,595
	Total Corporate Bonds (cost $969,115,119)	$ 959,014,449

238

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 980,000	2.38%, 08/20/2030(1)	$ 831,236
3,010,000	5.00%, 07/15/2032(1)	2,931,740
		3,762,976
	Brazil - 0.3%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	11,144,443
	Chile - 0.1%
	Chile Government International Bonds
EUR 2,245,000	1.25%, 01/22/2051	1,369,120
$ 875,000	4.95%, 01/05/2036	852,720
		2,221,840
	Colombia - 0.1%
	Colombia Government International Bonds
3,900,000	5.00%, 06/15/2045	2,779,051
2,740,000	5.20%, 05/15/2049	1,959,217
		4,738,268
	Costa Rica - 0.1%
1,995,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	2,059,831
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 7,085,000	1.63%, 04/28/2032(7)	6,375,151
$ 2,005,000	6.13%, 05/22/2028(1)	2,057,690
		8,432,841
	Indonesia - 0.1%
EUR 5,720,000	Indonesia Government International Bonds 1.10%, 03/12/2033	4,966,614
	Israel - 0.1%
	Israel Government International Bonds
$ 1,390,000	5.75%, 03/12/2054	1,288,862
635,000	6.50%, 11/06/2031(7)	662,558
		1,951,420
	Ivory Coast - 0.1%
EUR 2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	2,610,354
	Mexico - 0.5%
	Mexico Government International Bonds
$ 940,000	3.50%, 02/12/2034	779,240
11,930,000	6.00%, 05/07/2036	11,861,166
2,610,000	6.34%, 05/04/2053	2,500,850
555,000	6.35%, 02/09/2035	569,232
1,355,000	6.40%, 05/07/2054	1,310,817
		17,021,305
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 3,645,000	2.75%, 01/18/2025(7)	3,901,290
3,615,000	3.68%, 06/03/2026(1)	3,805,002
		7,706,292
	Panama - 0.1%
	Panama Government International Bonds
$ 299,000	4.50%, 04/16/2050	205,594
301,000	6.85%, 03/28/2054	284,397
1,025,000	6.88%, 01/31/2036	1,024,676
		1,514,667
	Peru - 0.0%
945,000	Peru Government International Bonds 3.00%, 01/15/2034	780,216
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.7% - (continued)
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 4,820,000	1.20%, 04/28/2033	$ 4,272,936
1,120,000	1.75%, 04/28/2041	874,059
		5,146,995
	Poland - 0.0%
$ 1,180,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	1,188,154
	Romania - 0.4%
	Romania Government International Bonds
EUR 5,115,000	2.63%, 12/02/2040(1)	3,683,460
11,590,000	2.75%, 04/14/2041(7)	8,414,281
$ 3,976,000	5.88%, 01/30/2029(1)	4,009,796
		16,107,537
	Saudi Arabia - 0.2%
	Saudi Government International Bonds
EUR 1,750,000	2.00%, 07/09/2039(7)	1,427,483
$ 5,725,000	5.75%, 01/16/2054(1)	5,606,441
		7,033,924
	Total Foreign Government Obligations (cost $113,796,634)	$ 98,387,677
MUNICIPAL BONDS - 1.0%
	Build America Bonds - 0.0%
210,000	State of Illinois, IL, GO, (AGM) 6.88%, 07/01/2025	$ 212,601
	Development - 0.2%
5,390,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	5,239,114
	General - 0.5%
965,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	836,291
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,594,195
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,783,339
5,580,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	5,388,788
		17,602,613
	School District - 0.1%
	Chicago Board of Education, IL, GO
1,145,000	6.14%, 12/01/2039	1,126,080
2,965,000	6.32%, 11/01/2029	3,015,414
		4,141,494
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,655,083
460,000	5.18%, 11/15/2049	423,996
		3,079,079
	Utilities - 0.1%
4,030,517	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	4,094,493
	Utility - Electric - 0.0%
1,269,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	1,427,192
	Total Municipal Bonds (cost $36,820,379)	$ 35,796,586

239

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
$ 339,304	PES Holdings LLC 3.00%, 12/31/2024, U.S. (Fed) Prime Rate + 3.00%(11)(12)	$ 3,393
	Total Senior Floating Rate Interests (cost $339,304)	$ 3,393
U.S. GOVERNMENT AGENCIES - 41.2%
	Mortgage-Backed Agencies - 41.2%
	Federal Home Loan Mortgage Corp. - 8.3%
32,356	0.00%, 11/15/2036(13)(14)	$ 26,521
6,703,904	0.27%, 01/25/2027(3)(5)	39,282
10,216,840	0.37%, 12/25/2033(3)(5)	317,015
19,055,000	0.47%, 05/25/2034(3)(5)	500,836
10,063,694	0.48%, 01/25/2034(3)(5)	322,101
20,282,943	0.59%, 03/25/2027(3)(5)	267,743
5,580,471	0.63%, 10/25/2026(3)(5)	58,633
24,004,305	0.72%, 12/25/2030(3)(5)	882,914
11,797,040	0.74%, 06/25/2027(3)(5)	201,011
5,695,304	0.88%, 11/25/2030(3)(5)	246,360
3,129,733	1.00%, 02/25/2051	2,653,776
10,292,781	1.02%, 10/25/2030(3)(5)	505,977
16,961,950	1.11%, 06/25/2030(3)(5)	906,983
11,582,433	1.12%, 01/25/2030(3)(5)	567,712
12,317,919	1.43%, 05/25/2030(3)(5)	833,576
959,094	1.50%, 10/01/2051	736,171
2,510,971	1.50%, 11/01/2051	1,927,354
7,700,311	1.57%, 05/25/2030(3)(5)	564,135
595,924	1.75%, 10/15/2042	510,692
2,412,234	2.00%, 05/01/2036	2,170,471
989,994	2.00%, 06/01/2036	890,760
178,891	2.00%, 12/01/2036	160,948
38,703	2.00%, 01/01/2037	34,624
463,952	2.00%, 12/01/2040	397,619
2,811,189	2.00%, 05/01/2041	2,404,814
3,171,301	2.00%, 12/01/2041	2,701,011
858,634	2.00%, 07/25/2050	743,750
2,665,927	2.00%, 10/01/2050	2,154,451
2,279,721	2.00%, 02/01/2051	1,861,201
12,269,554	2.00%, 03/01/2051	9,912,763
6,640,462	2.00%, 04/01/2051	5,355,380
2,549,268	2.00%, 05/01/2051	2,081,278
1,063,198	2.00%, 08/01/2051	860,880
1,072,860	2.00%, 11/01/2051	871,722
4,165,491	2.00%, 04/01/2052	3,396,893
6,188,700	2.00%, 06/15/2052(5)	790,130
209,802	2.50%, 03/15/2028(5)	6,092
161,595	2.50%, 05/15/2028(5)	5,084
1,373,844	2.50%, 05/01/2050	1,169,202
1,680,205	2.50%, 06/01/2050	1,426,274
4,729,916	2.50%, 06/25/2050(5)	675,530
10,220,147	2.50%, 07/01/2050	8,681,229
2,827,245	2.50%, 09/01/2050	2,402,865
531,194	2.50%, 10/01/2050	454,121
3,137,628	2.50%, 11/01/2050	2,654,636
5,154,793	2.50%, 01/25/2051(5)	787,407
956,484	2.50%, 02/01/2051	817,218
2,411,846	2.50%, 03/01/2051	2,040,619
1,135,781	2.50%, 05/01/2051	958,356
1,486,837	2.50%, 07/01/2051	1,258,874
964,177	2.50%, 08/01/2051	814,259
1,740,371	2.50%, 10/01/2051	1,467,798
10,087,979	2.50%, 03/15/2052(5)	1,480,712
2,982,413	2.50%, 03/25/2052	2,620,609
5,959,652	2.50%, 04/01/2052	5,031,414
1,207,403	2.75%, 12/15/2041	1,113,673
250,048	3.00%, 03/15/2028(5)	8,800
244,122	3.00%, 08/01/2029	236,109
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal Home Loan Mortgage Corp. - 8.3% - (continued)
$ 97,340	3.00%, 05/15/2032(5)	$ 1,398
2,764,207	3.00%, 10/01/2032	2,639,154
241,028	3.00%, 03/15/2033(5)	18,627
1,148,400	3.00%, 04/01/2033	1,096,791
1,347,709	3.00%, 11/01/2036	1,260,896
1,349,086	3.00%, 01/01/2037	1,261,797
302,000	3.00%, 04/15/2042	270,866
3,229,571	3.00%, 11/01/2046	2,886,723
6,767,931	3.00%, 12/01/2046	6,044,638
1,160,624	3.00%, 07/01/2050	1,026,519
481,822	3.00%, 08/01/2051	423,505
3,307,912	3.00%, 10/01/2051	2,908,509
1,267,134	3.00%, 01/01/2052	1,119,764
1,634,124	3.00%, 05/01/2052	1,436,411
995,000	3.12%, 10/25/2031(3)	911,981
328,524	3.25%, 11/15/2041	303,151
51,806	3.50%, 09/15/2026(5)	1,270
39,528	3.50%, 03/15/2027(5)	592
3,583,781	3.50%, 01/15/2033(5)	326,391
604,961	3.50%, 08/01/2034	581,824
435,945	3.50%, 03/15/2041(5)	13,134
1,558,343	3.50%, 01/15/2043(5)	251,709
1,976,723	3.50%, 05/15/2043	1,792,327
4,097,873	3.50%, 08/15/2045	3,836,190
695,830	3.50%, 10/15/2045	631,846
233,643	3.50%, 06/01/2046	216,313
1,666,543	3.50%, 12/15/2046	1,533,996
1,152,430	3.50%, 10/01/2047	1,062,822
551,373	3.50%, 12/01/2047	507,870
1,670,532	3.50%, 01/01/2048	1,540,621
1,099,856	3.50%, 03/01/2048	1,015,349
89,417	3.50%, 04/01/2048	82,675
423,528	3.50%, 05/01/2048	390,585
862,035	3.50%, 12/01/2048	793,973
99,303	4.00%, 08/01/2025	98,407
25,912	4.00%, 08/15/2026(5)	329
73,807	4.00%, 07/15/2027(5)	1,352
183,910	4.00%, 03/15/2028(5)	3,891
59,165	4.00%, 06/15/2028(5)	1,593
307,285	4.00%, 07/15/2030(5)	19,352
1,402,295	4.00%, 05/25/2040(5)	202,173
1,941,349	4.00%, 09/15/2041	1,873,000
639,459	4.00%, 05/01/2042	616,113
191,883	4.00%, 08/01/2042	184,875
251,592	4.00%, 09/01/2042	242,404
74,184	4.00%, 07/01/2044	71,264
3,912,029	4.00%, 03/25/2045(5)	678,247
244,782	4.00%, 02/01/2046	234,780
224,120	4.00%, 04/01/2047	215,389
687,173	4.00%, 11/01/2047	658,750
106,736	4.00%, 09/01/2048	102,041
3,835,983	4.00%, 04/01/2049	3,655,087
823,861	4.00%, 05/01/2049	787,677
2,953,283	4.00%, 07/01/2049	2,814,870
155,947	4.50%, 02/01/2039	154,007
1,155,631	4.50%, 05/01/2042	1,143,741
310,913	4.50%, 07/01/2042	307,713
181,401	4.50%, 09/01/2044	177,784
2,999,701	4.50%, 03/01/2053	2,883,965
2,999,701	4.50%, 07/01/2053	2,881,182
3,999,601	4.50%, 03/01/2054	3,840,647
4,999,502	4.50%, 05/01/2054	4,799,247
2,999,702	4.50%, 07/01/2054	2,879,548
601,431	4.75%, 07/15/2039	602,270
361,640	5.00%, 09/15/2033(5)	52,309
65,701	5.00%, 04/01/2038	66,506

240

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal Home Loan Mortgage Corp. - 8.3% - (continued)
$ 173,752	5.00%, 08/01/2039	$ 175,882
59,077	5.00%, 09/01/2039	59,187
157,862	5.00%, 01/01/2040	158,901
57,077	5.00%, 08/01/2040	57,599
2,546	5.00%, 02/01/2041	2,577
77,116	5.00%, 07/01/2041	78,059
121,182	5.00%, 04/01/2044	122,664
3,206,751	5.00%, 03/15/2045(5)	678,944
50,303	5.00%, 03/01/2047	50,287
19,351	5.00%, 11/01/2047	19,413
531,613	5.00%, 02/15/2048(5)	109,560
2,513,291	5.00%, 08/01/2052	2,473,468
44,929,215	5.00%, 09/01/2052	44,234,529
1,030,912	5.00%, 10/01/2052	1,013,977
982,386	5.00%, 11/01/2052	965,762
1,068,930	5.00%, 01/01/2053	1,051,682
1,784,151	5.00%, 04/01/2053	1,763,121
3,901,000	5.36%, 01/25/2029(3)	4,023,164
14,759	5.50%, 08/15/2033	15,126
291,670	5.50%, 04/15/2036(5)	51,629
2,866	5.50%, 11/01/2037	2,918
14,345	5.50%, 04/01/2038	14,606
13,496	5.50%, 06/01/2038	13,742
723,964	5.50%, 08/01/2038	737,113
38,041	5.50%, 05/01/2040	38,731
151,197	5.50%, 08/01/2040	153,943
174,333	5.50%, 06/01/2041	177,500
1,129,682	5.50%, 10/15/2046(5)	219,540
552,976	5.50%, 12/15/2046(5)	80,658
3,704,007	5.50%, 02/01/2053	3,713,439
1,093,033	5.50%, 08/01/2053	1,092,920
35,596	5.50%, 09/01/2053	35,586
973,327	5.50%, 10/01/2053	973,052
50,329	5.50%, 11/01/2053	50,315
16,173,540	5.50%, 12/01/2053	16,168,970
1,274,306	5.50%, 02/01/2054	1,273,947
281,957	5.50%, 03/01/2054	281,877
2,565	6.00%, 11/01/2032	2,601
40,583	6.00%, 11/01/2033	41,770
29,672	6.00%, 02/01/2034	30,527
48,008	6.00%, 07/01/2034	49,511
13,188	6.00%, 08/01/2034	13,601
20,468	6.00%, 09/01/2034	21,081
12,239	6.00%, 01/01/2035	12,553
11,983	6.00%, 03/01/2035	12,317
17,172	6.00%, 05/01/2038	17,535
84,627	6.00%, 06/01/2038	87,469
199,298	6.00%, 05/15/2039	209,133
2,189,688	6.00%, 12/01/2052	2,228,827
1,035,991	6.00%, 03/01/2053	1,059,559
18,630,013	6.00%, 06/01/2054	18,871,280
153,452	6.50%, 07/15/2036	158,214
2,654,672	6.50%, 11/01/2053	2,736,685
923,653	7.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	936,045
2,422,000	8.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,521,157
2,220,000	8.60%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	2,344,009
3,377,000	8.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,548,484
7,475,000	8.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	7,877,073
3,165,000	8.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	3,281,481
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal Home Loan Mortgage Corp. - 8.3% - (continued)
$ 785,000	8.85%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	$ 824,662
6,410,000	8.85%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,813,125
1,040,000	8.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,097,636
3,019,000	9.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	3,140,594
2,890,000	9.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,077,850
2,585,000	9.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	2,759,487
4,090,000	9.85%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,431,270
		305,749,022
	Federal National Mortgage Association - 13.4%
30,556	0.00%, 03/25/2036(13)(14)	26,453
492,810	0.00%, 06/25/2041(13)(14)	371,930
100,000	0.00%, 09/25/2041(13)(14)	75,495
7,850,512	0.30%, 01/25/2030(3)(5)	76,213
594,983	0.64%, 06/25/2055(3)(5)	32,896
774,039	0.65%, 04/25/2055(3)(5)	39,451
688,049	0.72%, 05/25/2046(3)(5)	34,940
627,142	0.77%, 08/25/2044(3)(5)	39,168
9,576,736	1.46%, 05/25/2029(3)(5)	396,736
1,870,596	1.50%, 09/01/2051	1,435,991
2,805,141	1.50%, 10/01/2051	2,150,985
1,863,542	1.50%, 11/01/2051	1,425,735
2,551,830	1.50%, 04/01/2052	1,954,686
923,867	1.75%, 12/25/2042	816,648
2,543,467	2.00%, 05/01/2036	2,288,536
3,691,140	2.00%, 06/01/2036	3,325,657
2,801,043	2.00%, 08/01/2036	2,520,260
1,802,709	2.00%, 09/01/2036	1,621,989
1,007,879	2.00%, 10/01/2036	906,833
1,199,372	2.00%, 12/01/2036	1,079,123
67,788	2.00%, 04/01/2037	60,662
69,355	2.00%, 06/01/2037	62,036
609,466	2.00%, 09/25/2039	532,262
1,968,745	2.00%, 09/01/2040	1,688,214
6,135,368	2.00%, 12/01/2040	5,257,376
1,781,627	2.00%, 04/01/2041	1,524,218
587,640	2.00%, 05/01/2041	502,714
3,859,917	2.00%, 10/01/2041	3,291,150
1,489,507	2.00%, 02/01/2042	1,276,153
2,889,610	2.00%, 09/01/2050	2,346,157
6,291,140	2.00%, 12/01/2050	5,095,516
1,347,273	2.00%, 01/01/2051	1,099,960
15,236,720	2.00%, 02/01/2051	12,298,637
24,178,962	2.00%, 03/01/2051	19,504,606
15,368,545	2.00%, 04/01/2051	12,381,304
7,688,071	2.00%, 05/01/2051	6,199,489
815,200	2.00%, 07/01/2051	658,346
2,195,804	2.00%, 08/01/2051	1,798,674
84,135	2.00%, 12/01/2051	68,381
6,088,185	2.00%, 03/25/2052(5)	799,711
1,350,388	2.25%, 04/01/2033	1,140,652
104,856	2.50%, 06/25/2028(5)	3,232
3,950,242	2.50%, 06/01/2040	3,519,195
155,535	2.50%, 01/01/2043	134,592
917,804	2.50%, 02/01/2043	794,221
833,616	2.50%, 03/01/2043	721,616
420,000	2.50%, 03/25/2043	333,110
400,861	2.50%, 04/01/2043	346,885
200,216	2.50%, 06/01/2043	173,326

241

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal National Mortgage Association - 13.4% - (continued)
$ 267,132	2.50%, 08/01/2043	$ 231,172
1,591,483	2.50%, 04/01/2050	1,346,532
1,713,583	2.50%, 06/01/2050	1,449,942
2,182,457	2.50%, 07/01/2050	1,863,157
2,816,980	2.50%, 09/01/2050	2,383,417
4,419,401	2.50%, 10/01/2050	3,759,914
2,390,198	2.50%, 11/01/2050	2,017,319
1,177,822	2.50%, 12/01/2050	996,523
1,719,585	2.50%, 01/01/2051	1,459,815
1,030,799	2.50%, 02/01/2051	871,646
10,233,200	2.50%, 02/25/2051(5)	1,562,389
946,941	2.50%, 03/01/2051	800,713
32,702,674	2.50%, 05/01/2051	27,778,154
3,968,255	2.50%, 06/01/2051	3,353,746
2,314,518	2.50%, 07/01/2051	1,955,370
1,503,348	2.50%, 09/01/2051	1,270,775
12,310,859	2.50%, 10/01/2051	10,404,560
20,671,641	2.50%, 11/01/2051	17,561,396
2,247,459	2.50%, 12/01/2051	1,905,871
2,456,751	2.50%, 01/01/2052	2,085,396
3,878,425	2.50%, 03/01/2052	3,281,124
2,272,907	2.50%, 04/01/2052	1,919,151
5,168,957	2.50%, 06/25/2052(5)	790,546
5,356,188	2.50%, 09/25/2052(5)	847,322
3,289,798	2.50%, 01/01/2057	2,748,194
40,528	2.55%, 07/25/2044	38,910
13,849	3.00%, 02/25/2027(5)	6
98,783	3.00%, 09/25/2027(5)	2,705
64,977	3.00%, 12/25/2027(5)	2,156
403,213	3.00%, 01/25/2028(5)	10,506
192,599	3.00%, 01/01/2030	185,731
1,750,875	3.00%, 04/25/2033(5)	107,491
601,683	3.00%, 08/01/2033	574,655
267,155	3.00%, 06/01/2035	250,637
244,887	3.00%, 07/01/2035	229,815
1,561,883	3.00%, 03/01/2037	1,453,194
49,886	3.00%, 10/01/2037	46,808
2,741,971	3.00%, 06/01/2043	2,467,072
2,852,457	3.00%, 01/25/2045	2,537,771
1,507,300	3.00%, 09/01/2048	1,344,463
1,012,551	3.00%, 08/25/2049	910,736
274,843	3.00%, 12/01/2049	243,547
1,189,497	3.00%, 02/01/2050	1,057,087
4,406,798	3.00%, 08/01/2050	3,908,404
1,868,204	3.00%, 10/01/2050	1,650,049
2,540,614	3.00%, 12/01/2050	2,243,943
809,276	3.00%, 04/01/2051	710,856
2,093,281	3.00%, 05/01/2051	1,859,706
453,038	3.00%, 06/01/2051	397,236
580,307	3.00%, 07/01/2051	510,127
3,718,707	3.00%, 08/01/2051	3,272,862
4,059,735	3.00%, 09/01/2051	3,572,549
6,590,377	3.00%, 10/01/2051	5,781,792
7,107,828	3.00%, 11/01/2051	6,240,794
3,215,449	3.00%, 12/01/2051	2,824,350
1,540,563	3.00%, 01/01/2052	1,348,460
5,148,627	3.00%, 01/25/2052(5)	850,131
1,755,205	3.00%, 04/01/2052	1,543,110
2,252,072	3.00%, 05/01/2052	1,976,365
600,000	3.00%, 09/25/2057	461,013
309,216	3.38%, 12/01/2029	294,562
241,779	3.50%, 05/25/2027(5)	6,624
183,751	3.50%, 10/25/2027(5)	6,148
228,149	3.50%, 05/25/2030(5)	12,356
85,544	3.50%, 08/25/2030(5)	3,635
80,051	3.50%, 02/25/2031(5)	1,475
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal National Mortgage Association - 13.4% - (continued)
$ 2,054,197	3.50%, 08/25/2033(5)	$ 187,863
274,990	3.50%, 09/25/2035(5)	26,118
1,937,835	3.50%, 11/25/2039(5)	163,426
3,446,341	3.50%, 08/01/2043	3,236,267
93,212	3.50%, 09/01/2043	86,793
595,186	3.50%, 10/01/2044	553,803
540,622	3.50%, 02/01/2045	501,470
697,201	3.50%, 01/01/2046	645,315
115,196	3.50%, 02/01/2046	106,501
527,353	3.50%, 03/01/2046	488,863
880,851	3.50%, 09/01/2046	813,534
416,752	3.50%, 10/01/2046	384,738
358,960	3.50%, 10/25/2046(5)	64,861
471,548	3.50%, 11/01/2046	436,032
2,814,102	3.50%, 12/01/2046	2,626,176
892,085	3.50%, 05/01/2047	825,125
1,820,904	3.50%, 09/01/2047	1,677,657
326,671	3.50%, 12/01/2047	303,470
944,892	3.50%, 01/01/2048	870,336
4,844,844	3.50%, 02/01/2048	4,492,630
500,000	3.50%, 05/25/2048	436,436
1,387,970	3.50%, 07/01/2048	1,283,354
308,212	3.50%, 11/01/2048	283,895
3,782,272	3.50%, 04/01/2052	3,454,341
4,730,095	3.50%, 09/01/2057	4,265,649
1,922,072	3.50%, 05/01/2058	1,733,342
2,431,928	3.50%, 12/25/2058	2,184,573
2,570,000	3.52%, 11/01/2032	2,397,820
19,830	4.00%, 06/01/2025	19,597
176,470	4.00%, 05/25/2027(5)	3,986
481,094	4.00%, 04/01/2038	470,053
954,398	4.00%, 10/01/2040	918,434
347,858	4.00%, 11/01/2040	334,741
385,156	4.00%, 12/01/2040	370,673
124,493	4.00%, 02/01/2041	119,800
378,732	4.00%, 03/01/2041	364,449
1,076,564	4.00%, 06/01/2041	1,042,687
131,529	4.00%, 03/25/2042(5)	14,987
114,983	4.00%, 08/01/2042	110,648
333,141	4.00%, 09/01/2042	320,583
72,042	4.00%, 11/25/2042(5)	7,082
151,771	4.00%, 11/25/2043	147,065
44,137	4.00%, 06/01/2044	42,281
6,153	4.00%, 08/01/2044	5,897
45,947	4.00%, 10/01/2044	43,929
84,183	4.00%, 11/01/2044	80,642
52,063	4.00%, 03/01/2045	49,809
74,928	4.00%, 05/01/2045	71,545
449,303	4.00%, 07/01/2045	431,452
474,627	4.00%, 03/01/2046	455,397
273,737	4.00%, 05/01/2046	261,855
422,030	4.00%, 06/01/2046	402,831
431,559	4.00%, 04/01/2047	412,064
870,792	4.00%, 10/01/2047	831,470
902,604	4.00%, 11/01/2047	860,446
4,624,601	4.00%, 06/01/2048	4,416,084
612,741	4.00%, 09/01/2048	584,811
5,488,852	4.00%, 10/01/2048	5,221,039
2,448,442	4.00%, 01/01/2049	2,340,905
4,979,046	4.00%, 04/01/2049	4,707,974
845,942	4.00%, 05/01/2049	807,744
208,865	4.00%, 08/01/2049	200,471
3,482,580	4.00%, 04/01/2050	3,323,114
3,792,230	4.00%, 06/25/2050(5)	772,403
4,048,924	4.00%, 11/25/2050(5)	830,040
2,186,460	4.00%, 08/01/2051	2,086,299

242

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal National Mortgage Association - 13.4% - (continued)
$ 2,245,629	4.00%, 06/01/2052	$ 2,107,313
2,011,524	4.03%, 06/01/2028	1,971,987
2,550,000	4.19%, 04/01/2028	2,517,634
952,786	4.37%, 05/01/2028	949,578
4,474,128	4.39%, 04/01/2029	4,450,872
1,740,000	4.41%, 04/01/2030	1,732,814
2,380,890	4.46%, 05/01/2028	2,371,340
714	4.50%, 08/01/2024	711
510	4.50%, 04/01/2025	506
11,134	4.50%, 07/25/2027(5)	123
237,649	4.50%, 09/01/2035	234,041
1,840,387	4.50%, 12/01/2037	1,839,133
54,144	4.50%, 08/01/2040	53,522
669,342	4.50%, 10/01/2040	661,642
31,123	4.50%, 08/01/2041	30,764
7,648	4.50%, 09/01/2041	7,552
332,742	4.50%, 10/01/2041	328,914
1,325,981	4.50%, 08/25/2043(5)	265,231
281,655	4.50%, 09/01/2043	278,416
678,639	4.50%, 04/01/2049	660,194
2,085,457	4.50%, 01/01/2051	2,038,243
4,117,413	4.50%, 03/01/2053	3,957,886
3,999,603	4.50%, 03/01/2054	3,839,674
2,999,700	4.50%, 04/01/2054	2,879,752
7,999,204	4.50%, 05/01/2054	7,679,416
3,999,603	4.50%, 06/01/2054	3,839,669
3,974,604	4.50%, 07/01/2054	3,815,668
2,999,700	4.50%, 08/01/2054	2,879,544
760,000	4.75%, 04/01/2028	763,335
57,815	5.00%, 04/25/2038	56,233
1,150,569	5.00%, 12/25/2043(5)	234,976
45,143,993	5.00%, 09/01/2052	44,445,708
5,503,131	5.00%, 10/01/2052	5,421,212
917,034	5.00%, 11/01/2052	901,637
10,151,466	5.00%, 01/01/2053	9,994,681
3,515,000	5.07%, 12/01/2028	3,589,849
46,470	5.50%, 06/01/2033	47,043
200,531	5.50%, 07/01/2033	203,672
13,042	5.50%, 08/01/2033	13,262
688,488	5.50%, 11/01/2035	700,140
161,078	5.50%, 04/01/2036	163,806
148,594	5.50%, 04/25/2037	154,084
1,189,832	5.50%, 11/25/2040(5)	144,895
355,311	5.50%, 06/25/2042(5)	73,765
587,630	5.50%, 09/25/2044(5)	108,663
2,311,006	5.50%, 10/01/2052	2,319,628
3,951,395	5.50%, 11/01/2052	3,961,623
7,346,315	5.50%, 12/01/2052	7,365,797
4,016,655	5.50%, 06/01/2053	4,022,550
968,800	5.50%, 07/01/2053	968,526
94,667	5.50%, 08/01/2053	94,640
399,773	5.50%, 09/01/2053	399,678
782,459	5.50%, 10/01/2053	782,923
4,054,232	5.50%, 11/01/2053	4,053,940
53,795	5.50%, 12/01/2053	53,799
3,121,640	5.50%, 02/01/2054	3,121,304
16,476	5.54%, 05/25/2042(3)(5)	1,247
58,127	6.00%, 12/01/2032	60,042
62,419	6.00%, 03/01/2033	64,509
143,876	6.00%, 02/01/2037	148,554
123,374	6.00%, 12/01/2037	127,392
72,756	6.00%, 03/01/2038	75,127
34,914	6.00%, 10/01/2038	36,052
762,074	6.00%, 01/25/2042(5)	60,942
2,229,898	6.00%, 05/01/2053	2,285,779
99,785	6.00%, 11/01/2053	101,198
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Federal National Mortgage Association - 13.4% - (continued)
$ 10,824,798	6.00%, 02/01/2054	$ 10,964,912
4,622,366	6.00%, 05/01/2054	4,682,228
4,264,741	6.00%, 06/01/2054	4,319,972
4,468,137	6.50%, 11/01/2053	4,606,174
1,219	7.50%, 12/01/2029	1,217
3,507	7.50%, 03/01/2030	3,583
7,895	7.50%, 09/01/2031	7,841
		490,932,053
	Government National Mortgage Association - 7.0%
559,388	1.25%, 05/20/2051	439,519
4,143,402	2.00%, 10/20/2050	3,430,998
4,876,438	2.00%, 11/20/2050	4,039,953
5,001,999	2.00%, 12/20/2050	4,143,006
2,242,035	2.00%, 08/20/2051	1,891,417
32,250,000	2.00%, 08/20/2054(15)	26,676,727
548,176	2.14%, 04/20/2040	443,290
350,991	2.50%, 12/16/2039	324,254
767,106	2.50%, 07/20/2041	681,331
4,321,038	2.50%, 10/20/2049	3,783,839
3,225,062	2.50%, 11/20/2049	2,787,737
2,547,464	2.50%, 03/20/2051	2,188,067
3,068,495	2.50%, 09/20/2051	2,632,055
10,262,010	2.50%, 10/20/2051	8,809,176
28,725,000	2.50%, 08/20/2054(15)	24,639,639
124,552	3.00%, 09/20/2028(5)	3,435
2,670,871	3.00%, 05/20/2035(5)	139,224
313,900	3.00%, 09/16/2042	258,805
441,920	3.00%, 09/20/2042	375,221
63,114	3.00%, 11/15/2042	57,555
265,510	3.00%, 02/16/2043(5)	36,620
69,576	3.00%, 06/15/2043	63,397
13,062	3.00%, 07/15/2043	11,911
3,590,038	3.00%, 01/16/2044	3,221,039
36,149	3.00%, 10/15/2044	32,562
43,408	3.00%, 02/15/2045	38,938
28,210	3.00%, 03/15/2045	25,306
116,915	3.00%, 04/15/2045	104,879
270,098	3.00%, 04/20/2045	242,602
28,838	3.00%, 06/15/2045	26,226
630,525	3.00%, 07/15/2045	565,597
13,949	3.00%, 08/15/2045	12,513
34,172	3.00%, 11/20/2045	30,961
169,000	3.00%, 02/20/2046	140,839
6,119,541	3.00%, 07/20/2050(5)	785,837
12,063,744	3.00%, 04/20/2051	10,768,372
3,545,027	3.00%, 08/20/2051	3,159,498
4,472,119	3.00%, 09/20/2051	3,981,369
3,065,686	3.00%, 10/20/2051	2,731,362
10,441,681	3.00%, 12/20/2051	9,302,817
2,289,393	3.00%, 02/20/2052	2,079,190
2,574,233	3.00%, 12/20/2052	2,291,683
575,000	3.00%, 08/20/2054(15)	511,941
32,588	3.50%, 02/16/2027(5)	651
126,070	3.50%, 03/20/2027(5)	3,212
106,198	3.50%, 07/20/2040(5)	2,158
84,490	3.50%, 02/20/2041(5)	863
426,295	3.50%, 04/20/2042(5)	17,554
166,066	3.50%, 05/15/2042	156,356
1,452,410	3.50%, 10/20/2042(5)	230,035
463,641	3.50%, 12/15/2042	435,569
379,666	3.50%, 03/15/2043	356,444
504,116	3.50%, 04/15/2043	473,297
945,182	3.50%, 05/15/2043	887,622
453,844	3.50%, 07/20/2043(5)	68,729
1,768,270	3.50%, 03/20/2044	1,653,939
1,821,662	3.50%, 06/20/2046	1,694,434

243

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Government National Mortgage Association - 7.0% - (continued)
$ 1,846,209	3.50%, 02/20/2047	$ 1,714,575
255,373	3.50%, 07/20/2047	236,123
2,014,650	3.50%, 08/20/2047	1,869,711
71,332	3.50%, 09/20/2047	66,087
87,921	3.50%, 10/20/2047	81,499
418,707	3.50%, 11/20/2047	388,077
378,126	3.50%, 03/20/2048	350,383
1,450,704	3.50%, 07/20/2049	1,344,988
913,990	3.50%, 03/20/2052	861,917
27,888,000	3.50%, 08/20/2054(15)	25,582,882
1,117,318	3.88%, 08/15/2042	1,069,828
75,995	4.00%, 04/16/2026(5)	8
19,498	4.00%, 12/16/2026(5)	2
307,112	4.00%, 05/20/2029(5)	4,006
640,974	4.00%, 09/20/2040	620,074
112,439	4.00%, 10/20/2040	107,943
292,636	4.00%, 12/20/2040	282,735
94,634	4.00%, 05/16/2042(5)	9,057
1,945,090	4.00%, 09/16/2042(5)	387,036
98,286	4.00%, 01/20/2044(5)	19,192
1,521,167	4.00%, 02/20/2045	1,462,164
1,162,179	4.00%, 08/20/2045	1,117,735
819,373	4.00%, 03/20/2047(5)	129,430
367,876	4.00%, 11/20/2047	347,205
1,014,360	4.00%, 03/20/2048	960,718
4,069,464	4.00%, 07/20/2048	3,875,582
18,320,000	4.00%, 08/20/2054(15)	17,249,605
11,880	4.50%, 07/15/2033	11,688
25,069	4.50%, 05/15/2040	24,716
201,328	4.50%, 06/15/2041	199,235
17,075	4.50%, 09/20/2041	16,908
8,794	4.50%, 05/20/2044	8,665
466,357	4.50%, 06/20/2044	459,727
395,126	4.50%, 10/20/2044	389,305
663,968	4.50%, 05/20/2045(5)	124,560
2,144,423	4.50%, 08/20/2045(5)	381,468
321,014	4.50%, 01/20/2046	315,685
1,300,836	4.50%, 12/16/2046(5)	191,954
1,145,677	4.50%, 01/20/2047(5)	135,790
1,442,282	4.50%, 05/20/2048(5)	218,041
1,086,258	4.50%, 08/20/2049	1,056,781
1,795,763	4.50%, 09/20/2049	1,748,576
1,638,161	4.50%, 08/20/2052	1,585,556
1,474,434	4.50%, 09/20/2052	1,425,639
6,714,185	4.50%, 10/20/2052	6,504,100
48,866	5.00%, 05/20/2034	49,388
18,854	5.00%, 07/15/2039	19,132
1,004,991	5.00%, 02/16/2040(5)	197,259
1,671,689	5.00%, 05/20/2040(5)	1,549,832
1,187,367	5.00%, 06/20/2040	1,200,886
466,029	5.00%, 07/20/2040	471,335
276,299	5.00%, 06/15/2041	283,911
333,641	5.00%, 10/16/2041(5)	51,861
387,098	5.00%, 03/15/2044	398,445
601,677	5.00%, 06/20/2046(5)	73,270
218,098	5.00%, 01/16/2047(5)	46,753
160,321	5.00%, 09/16/2047(5)	30,898
182,573	5.00%, 06/20/2048(5)	24,117
4,853,479	5.00%, 06/15/2052	4,790,425
163,240	5.00%, 07/15/2052	161,120
26,235,000	5.00%, 08/20/2054(15)	25,874,732
152,607	5.50%, 05/15/2033	154,402
10,902	5.50%, 06/15/2035	11,191
18,353	5.50%, 04/15/2038	18,841
145,689	5.50%, 05/20/2038	148,134
589,999	5.50%, 03/20/2039(5)	76,850
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.2% - (continued)
	Mortgage-Backed Agencies - 41.2% - (continued)
	Government National Mortgage Association - 7.0% - (continued)
$ 648,370	5.50%, 02/16/2047(5)	$ 99,584
342,201	5.50%, 02/20/2047(5)	54,714
10,950,000	5.50%, 08/20/2054(15)	10,962,435
501,471	5.90%, 07/20/2039(3)(5)	20,792
20,397	6.00%, 11/15/2032	20,869
59,176	6.00%, 02/15/2033	60,140
4,781	6.00%, 07/15/2033	4,857
12,568	6.00%, 10/15/2034	12,777
111,167	6.00%, 03/15/2036	114,680
1,455	6.00%, 05/15/2036	1,517
63,258	6.00%, 08/15/2039	64,402
5,045	6.00%, 09/15/2039	5,144
9,831	6.00%, 06/15/2040	9,990
771,784	6.00%, 09/20/2040(5)	126,848
687,628	6.00%, 02/20/2046(5)	96,337
4,045	6.50%, 09/15/2028	4,114
253	6.50%, 10/15/2028	255
2,411	6.50%, 12/15/2028	2,436
11,345	6.50%, 05/15/2029	11,602
2,741	6.50%, 08/15/2031	2,806
559	6.50%, 09/15/2031	564
3,252	6.50%, 10/15/2031	3,287
57,308	6.50%, 11/15/2031	58,816
15,336	6.50%, 01/15/2032	15,710
3,130	6.50%, 03/15/2032	3,244
2,742	6.50%, 04/15/2032	2,784
		256,222,012
	Uniform Mortgage-Backed Security - 12.5%
625,000	1.50%, 08/01/2054(15)	477,538
575,000	2.00%, 08/01/2039(15)	514,156
37,372,000	2.00%, 08/01/2054(15)	29,950,073
11,516,000	2.50%, 08/01/2054(15)	9,617,248
30,600,000	3.00%, 08/01/2054(15)	26,613,035
25,845,000	3.50%, 08/01/2054(15)	23,369,534
4,347,000	4.00%, 08/01/2054(15)	4,059,054
39,766,000	4.50%, 08/01/2054(15)	38,178,537
8,050,000	5.50%, 08/01/2039(15)	8,126,791
126,113,000	5.50%, 08/01/2054(15)	126,095,626
161,840,000	6.00%, 08/01/2054(15)	163,963,585
4,430,000	6.50%, 08/01/2054(15)	4,538,267
21,695,000	7.00%, 08/01/2054(15)	22,417,019
		457,920,463
	Total U.S. Government Agencies (cost $1,553,383,319)	$ 1,510,823,550
U.S. GOVERNMENT SECURITIES - 22.1%
	U.S. Treasury Securities - 22.1%
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	$ 611,947
	U.S. Treasury Bonds - 11.2%
100,845,000	1.25%, 05/15/2050	51,537,310
23,005,000	1.38%, 08/15/2050	12,126,151
5,160,000	2.50%, 02/15/2045	3,787,359
18,100,000	2.50%, 02/15/2046(16)	13,128,863
23,034,000	2.88%, 11/15/2046	17,784,768
6,035,000	3.00%, 05/15/2045	4,823,521
12,500,000	3.00%, 02/15/2047	9,849,609
14,136,000	3.00%, 05/15/2047	11,119,952
17,840,000	3.00%, 02/15/2048	13,952,831
58,725,000	3.00%, 08/15/2052(16)	45,433,881
11,885,000	3.13%, 02/15/2043	9,883,585
55,100,000	3.13%, 08/15/2044(17)	45,220,742
43,015,000	3.13%, 05/15/2048	34,375,034
16,225,000	3.38%, 08/15/2042	14,085,328

244

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 22.1% - (continued)
	U.S. Treasury Securities - 22.1% - (continued)
	U.S. Treasury Bonds - 11.2% - (continued)
$ 63,465,000	3.38%, 05/15/2044	$ 54,262,575
14,635,000	3.63%, 08/15/2043	13,045,159
31,690,000	3.63%, 05/15/2053	27,722,561
19,765,000	4.00%, 11/15/2042	18,708,808
10,820,000	4.13%, 08/15/2053	10,360,150
		411,208,187
	U.S. Treasury Inflation-Indexed Bonds - 1.2%
42,033,192	0.25%, 02/15/2050(18)	26,456,133
8,270,948	0.63%, 02/15/2043(18)	6,364,162
10,855,992	0.75%, 02/15/2045(18)	8,343,128
2,580,501	1.38%, 02/15/2044(18)	2,263,978
		43,427,401
	U.S. Treasury Inflation-Indexed Notes - 3.2%
4,937,637	1.38%, 07/15/2033(18)	4,738,797
112,301,966	1.75%, 01/15/2034(18)	110,693,177
		115,431,974
	U.S. Treasury Notes - 6.5%
73,785,000	0.63%, 05/15/2030	60,956,209
19,670,000	2.88%, 11/30/2025	19,228,962
78,490,000	4.00%, 01/15/2027	78,045,428
8,560,000	4.00%, 02/15/2034	8,489,113
72,045,000	4.25%, 03/15/2027	72,135,056
		238,854,768
	Total U.S. Government Securities (cost $926,526,683)	$ 809,534,277
COMMON STOCKS - 0.0%
	Energy - 0.0%
13,623	PES Energy Liquidating Trust*(19)(20)	$ —
	Total Common Stocks (cost $117,242)	$ —
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 6.58%(21)	$ 400,526
	Total Preferred Stocks (cost $332,990)	$ 400,526
	Total Long-Term Investments (cost $4,294,946,342)	$ 4,077,450,551
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.9%
31,402,575	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $31,407,233; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $32,030,759	$ 31,402,575
	Securities Lending Collateral - 0.1%
713,324	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(22)	713,324
2,377,749	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(22)	2,377,749
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
713,325	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(22)		$ 713,325
713,325	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(22)		713,325
			4,517,723
	Total Short-Term Investments (cost $35,920,298)		$ 35,920,298
	Total Investments (cost $4,330,866,640)	112.3%	$ 4,113,370,849
	Other Assets and Liabilities	(12.3)%	(451,559,443)
	Net Assets	100.0%	$ 3,661,811,406
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $948,711,577, representing 25.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $50,697,576, representing 1.4% of net assets.
(8)	Represents entire or partial securities on loan.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

245

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $7,059,852.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2024, the market value of securities pledged was $11,448,809.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	13,623	$ 117,242	$ —

(20)	Investment valued using significant unobservable inputs.
(21)	Perpetual security with no stated maturity date.
(22)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 10-Years Bond Future	564	09/18/2024	$ 50,221,389	$ 1,045,935
U.S. Treasury 5-Year Note Future	936	09/30/2024	100,985,625	1,495,729
U.S. Treasury 10-Year Note Future	1,036	09/19/2024	115,837,750	654,441
U.S. Treasury 10-Year Ultra Future	595	09/19/2024	68,768,984	830,913
Total				$ 4,027,018
Short position contracts:
Euro BUXL 30-Year Bond Future	(67)	09/06/2024	$ (9,770,098)	$ (481,565)
Euro-BUND Future	(129)	09/06/2024	(18,670,077)	(167,644)
U.S. Treasury 2-Year Note Future	(2,690)	09/30/2024	(552,437,736)	(382,297)
U.S. Treasury Long Bond Future	(161)	09/19/2024	(19,445,781)	(592,696)
U.S. Treasury Ultra Bond Future	(80)	09/19/2024	(10,237,500)	(298,054)
Total				$ (1,922,256)
Total futures contracts				$ 2,104,762

TBA Sale Commitments Outstanding at July 31, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$ 18,024,000	08/20/2054	$ (16,047,344)	$ (188,735)
Government National Mortgage Association, 4.50%	2,770,000	08/20/2054	(2,674,980)	(7,124)
Uniform Mortgage-Backed Security, 2.00%	3,075,000	08/01/2039	(2,749,615)	(5,418)
Uniform Mortgage-Backed Security, 2.00%	10,335,000	08/01/2054	(8,282,511)	(117,458)
Uniform Mortgage-Backed Security, 3.00%	3,745,000	08/01/2054	(3,257,053)	(48,641)
Uniform Mortgage-Backed Security, 4.50%	3,307,000	08/01/2039	(3,278,562)	(15,741)
Uniform Mortgage-Backed Security, 5.00%	74,910,000	08/01/2054	(73,615,939)	(770,373)
Uniform Mortgage-Backed Security, 6.50%	4,950,000	08/01/2054	(5,070,976)	(12,694)
Total TBA sale commitments (proceeds receivable $113,810,796)			$ (114,976,980)	$ (1,166,184)
At July 31, 2024, the aggregate market value of TBA Sale Commitments represents (3.1)% of total net assets.

246

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	26,300,000	(1.00%)	06/20/2029	Quarterly	$ 696,919	$ —	$ 721,797	$ 24,878
Total centrally cleared credit default swap contracts						$ 696,919	$ —	$ 721,797	$ 24,878

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.83% Fixed	12 Mo. USD SOFR	USD	11,950,000	02/15/2034	Annual	$ —	$ —	$ (163,809)	$ (163,809)
3.65% Fixed	12 Mo. USD SOFR	USD	5,210,000	06/12/2035	Annual	—	—	(35,193)	(35,193)
3.65% Fixed	12 Mo. USD SOFR	USD	5,785,000	06/12/2035	Annual	—	—	(35,345)	(35,345)
3.66% Fixed	12 Mo. USD SOFR	USD	10,420,000	06/12/2035	Annual	—	(668)	(72,487)	(71,819)
3.67% Fixed	12 Mo. USD SOFR	USD	10,415,000	06/12/2035	Annual	—	—	(84,629)	(84,629)
3.74% Fixed	12 Mo. USD SOFR	USD	7,095,000	06/12/2035	Annual	—	—	(98,559)	(98,559)
3.88% Fixed	12 Mo. USD SOFR	USD	4,685,000	06/12/2035	Annual	—	—	(116,082)	(116,082)
3.87% Fixed	12 Mo. USD SOFR	USD	14,065,000	06/12/2035	Annual	—	—	(342,822)	(342,822)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(72,248)	4,804,470	4,876,718
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	9,273	—	1,925,638	1,916,365
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	83,926	—	1,027,948	944,022
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(82,627)	498,970	581,597
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	53,651	—	182,554	128,903
Total centrally cleared interest rate swaps contracts						$ 146,850	$ (155,543)	$ 7,490,654	$ 7,499,347

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,612,000	EUR	1,742,324	USD	RBS	09/18/2024	$ 6,290
11,947,839	USD	64,915,000	BRL	GSC	09/18/2024	529,857
53,559,326	USD	49,837,000	EUR	DEUT	09/18/2024	(501,272)
Total foreign currency contracts						$ 34,875
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
247

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 663,490,093	$ —	$ 663,490,093	$ —
Corporate Bonds	959,014,449	—	959,014,449	—
Foreign Government Obligations	98,387,677	—	98,387,677	—
Municipal Bonds	35,796,586	—	35,796,586	—
Senior Floating Rate Interests	3,393	—	3,393	—
U.S. Government Agencies	1,510,823,550	—	1,510,823,550	—
U.S. Government Securities	809,534,277	—	809,534,277	—
Common Stocks
Energy	—	—	—	—
Preferred Stocks	400,526	400,526	—	—
Short-Term Investments	35,920,298	4,517,723	31,402,575	—
Foreign Currency Contracts(2)	536,147	—	536,147	—
Futures Contracts(2)	4,027,018	4,027,018	—	—
Swaps - Credit Default(2)	24,878	—	24,878	—
Swaps - Interest Rate(2)	8,447,605	—	8,447,605	—
Total	$ 4,126,406,497	$ 8,945,267	$ 4,117,461,230	$ —
Liabilities
Foreign Currency Contracts(2)	$ (501,272)	$ —	$ (501,272)	$ —
Futures Contracts(2)	(1,922,256)	(1,922,256)	—	—
Swaps - Interest Rate(2)	(948,258)	—	(948,258)	—
TBA Sale Commitments	(114,976,980)	—	(114,976,980)	—
Total	$ (118,348,766)	$ (1,922,256)	$ (116,426,510)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
248

The Hartford World Bond Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1%
	Bermuda - 0.5%
$ 1,291,614	AREIT Trust 7.45%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$ 1,294,034
	Bellemeade Re Ltd.
2,000,000	8.50%, 09/25/2031, 30 day USD SOFR Average + 3.15%(1)(2)	2,014,234
2,315,000	9.05%, 01/26/2032, 30 day USD SOFR Average + 3.70%(1)(2)	2,371,259
2,505,000	9.60%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,632,733
2,736,000	Home RE Ltd. 9.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,871,101
735,000	PFP Ltd. 7.70%, 09/16/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	738,440
2,780,000	Radnor RE Ltd. 12.10%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	2,973,059
1,460,000	TSTAT Ltd. 7.13%, 07/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,459,958
		16,354,818
	Cayman Islands - 1.9%
1,185,000	720 East CLO Ltd. 8.35%, 10/15/2036, 3 mo. USD Term SOFR + 3.05%(1)(2)	1,196,999
2,375,000	Apidos CLO XXXII Ltd. 6.38%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(2)	2,386,635
1,285,000	Ares XXXIV CLO Ltd. 7.15%, 04/17/2033, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,288,314
500,000	Atrium IX 9.20%, 05/28/2030, 3 mo. USD Term SOFR + 3.86%(1)(2)	500,818
1,000,000	Ballyrock CLO 18 Ltd. 7.21%, 01/15/2035, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,004,881
480,000	BDS Ltd. 7.75%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	475,988
1,685,000	Benefit Street Partners CLO XIX Ltd. 11.05%, 01/15/2033, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,686,196
2,000,000	Benefit Street Partners CLO XXII Ltd. 6.63%, 04/20/2035, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,004,602
3,110,000	BSPRT Issuer Ltd. 7.59%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	3,135,371
500,000	Carlyle C17 CLO Ltd. 8.32%, 04/30/2031, 3 mo. USD Term SOFR + 3.06%(1)(2)	498,243
890,000	Cent CLO 21 Ltd. 8.73%, 07/27/2030, 3 mo. USD Term SOFR + 3.46%(1)(2)	882,372
2,930,000	CIFC Funding Ltd. 7.44%, 04/20/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,927,483
940,000	Dryden 36 Senior Loan Fund 12.44%, 04/15/2029, 3 mo. USD Term SOFR + 7.14%(1)(2)	931,351
3,125,000	Elmwood CLO 19 Ltd. 8.19%, 10/17/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	3,170,775
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	Cayman Islands - 1.9% - (continued)
$ 2,000,000	Elmwood CLO VII Ltd. 7.99%, 01/17/2034, 3 mo. USD Term SOFR + 2.70%(1)(2)	$ 2,005,414
345,046	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	323,343
1,660,000	Flatiron CLO 20 Ltd. 7.20%, 05/20/2036, 3 mo. USD Term SOFR + 1.92%(1)(2)	1,665,309
4,250,000	Golub Capital Partners CLO 60B Ltd. 6.88%, 10/25/2034, 3 mo. USD Term SOFR + 1.60%(1)(2)	4,250,429
3,250,000	Golub Capital Partners Static Ltd. 7.58%, 04/20/2033, 3 mo. USD Term SOFR + 2.30%(1)(2)	3,249,896
770,000	Greystone CRE Notes Ltd. 7.44%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	756,718
1,500,000	Harriman Park CLO Ltd. 8.64%, 04/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(2)	1,499,699
2,550,000	Hayfin U.S. XII Ltd. 9.70%, 01/20/2034, 3 mo. USD Term SOFR + 4.42%(1)(2)	2,541,840
1,286,043	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,169,751
1,773,009	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,570,872
430,000	Magnetite XV Ltd. 8.30%, 07/25/2031, 3 mo. USD Term SOFR + 3.01%(1)(2)	430,173
2,775,000	Magnetite XXV Ltd. 8.85%, 01/25/2032, 3 mo. USD Term SOFR + 3.56%(1)(2)	2,784,205
	OCP CLO Ltd.
750,000	9.30%, 01/17/2032, 3 mo. USD Term SOFR + 4.01%(1)(2)	749,092
915,000	11.17%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	917,528
970,000	Octagon Investment Partners XXI Ltd. 12.58%, 02/14/2031, 3 mo. USD Term SOFR + 7.26%(1)(2)	946,494
1,500,000	OZLM XVIII Ltd. 7.41%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,500,747
2,190,000	Palmer Square CLO Ltd. 7.43%, 10/20/2033, 3 mo. USD Term SOFR + 2.15%(1)(2)	2,193,859
	Palmer Square Loan Funding Ltd.
2,500,000	7.24%, 08/08/2032, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,501,590
1,110,000	7.99%, 05/20/2029, 3 mo. USD Term SOFR + 2.66%(1)(2)	1,112,077
1,000,000	8.30%, 04/15/2031, 3 mo. USD Term SOFR + 3.00%(1)(2)	1,001,377
2,495,000	8.40%, 10/15/2030, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,493,338
500,000	Regatta XVII Funding Ltd. 13.17%, 10/15/2033, 3 mo. USD Term SOFR + 7.87%(1)(2)	502,186
1,620,000	Sixth Street CLO XXIII Ltd. 7.53%, 10/23/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,626,822

249

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	Cayman Islands - 1.9% - (continued)
$ 1,500,000	Sound Point CLO II Ltd. 7.39%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	$ 1,501,944
835,000	Sound Point CLO V-R Ltd. 8.64%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	795,444
1,350,000	Sound Point CLO XXXIII Ltd. 7.18%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,351,331
1,000,000	Symphony CLO XXII Ltd. 7.69%, 04/18/2033, 3 mo. USD Term SOFR + 2.41%(1)(2)	999,132
1,000,000	TCI-Flatiron CLO Ltd. 11.54%, 01/17/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,005,946
609,029	Thunderbolt II Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	551,040
		66,087,624
	Jersey - 0.0%
1,170,000	Bain Capital Credit CLO Ltd. 8.18%, 10/21/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,171,923
750,000	Danby Park CLO Ltd. 14.03%, 10/21/2035, 3 mo. USD Term SOFR + 8.75%(1)(2)	761,143
		1,933,066
	United States - 5.7%
971,879	AASET 6.26%, 05/16/2049(1)	985,265
	AASET Trust
2,459,360	2.80%, 01/15/2047(1)	2,199,328
565,568	3.54%, 01/15/2047(1)	479,834
202,081	3.84%, 05/15/2039(1)	190,963
810,000	ACRE Commercial Mortgage Ltd. 6.85%, 12/18/2037, 1 mo. USD Term SOFR + 1.51%(1)(2)	787,999
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,142,793
	American Credit Acceptance Receivables Trust
1,880,000	2.46%, 03/13/2028(1)	1,851,479
2,055,000	6.82%, 10/12/2029(1)	2,088,380
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,265,032
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(1)(4)	1,546,462
1,717,000	Angel Oak Mortgage Trust I LLC 4.72%, 09/25/2048(1)(4)	1,678,425
895,000	Arbor Realty Commercial Real Estate Notes Ltd. 7.04%, 08/15/2034, 1 mo. USD Term SOFR + 1.71%(1)(2)	887,988
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	456,694
5,151,401	BBCMS Mortgage Trust 1.61%, 04/15/2053(4)(5)	288,995
2,621,460	Benchmark Mortgage Trust 1.01%, 03/15/2052(4)(5)	98,294
1,150,000	BPR Trust 6.85%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	1,124,161
	BRAVO Residential Funding Trust
432,000	2.29%, 03/25/2060(1)(4)	379,394
1,090,000	2.32%, 02/25/2049(1)(4)	873,398
1,334,000	5.09%, 05/25/2060(1)(4)	1,297,922
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	United States - 5.7% - (continued)
$ 1,500,000	Bridge Trust 3.40%, 11/17/2037(1)	$ 1,454,691
714,449	Business Jet Securities LLC 6.20%, 05/15/2039(1)	744,196
	BX Commercial Mortgage Trust
1,169,000	7.44%, 09/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(2)	1,148,557
2,135,000	8.19%, 10/15/2037, 1 mo. USD Term SOFR + 2.86%(1)(2)	2,099,968
	BX Trust
2,973,684	7.03%, 09/15/2034, 1 mo. USD Term SOFR + 1.70%(1)(2)	2,885,021
1,075,000	7.09%, 10/15/2036, 1 mo. USD Term SOFR + 1.76%(1)(2)	1,056,859
2,495,000	7.87%, 04/15/2026, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,486,423
1,360,000	BXSC Commercial Mortgage Trust 7.72%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	1,345,562
895,000	CAMB Commercial Mortgage Trust 7.38%, 12/15/2037, 1 mo. USD Term SOFR + 2.05%(1)(2)	893,322
6,838,060	Cantor Commercial Real Estate Lending 1.12%, 05/15/2052(4)(5)	249,909
	Castlelake Aircraft Structured Trust
157,725	2.74%, 08/15/2041(1)	148,313
932,369	3.97%, 04/15/2039(1)	839,391
2,242,334	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	2,111,917
	COLT Mortgage Loan Trust
2,258,000	3.31%, 07/27/2054(1)(4)	1,697,001
507,237	5.90%, 12/25/2068(1)(3)	507,302
2,802,923	7.18%, 09/25/2068(1)(3)	2,856,330
	Commercial Mortgage Trust
919,668	3.93%, 02/10/2047(4)	887,481
1,650,000	3.98%, 02/10/2047(4)	1,551,000
11,727,491	CSAIL Commercial Mortgage Trust 0.79%, 04/15/2050(4)(5)	12,134
	CSMC Trust
1,772,970	1.38%, 07/25/2066(1)(4)	1,486,896
1,540,475	1.84%, 10/25/2066(1)(4)	1,342,661
375,000	DT Auto Owner Trust 2.65%, 09/15/2028(1)	356,995
	Exeter Automobile Receivables Trust
1,195,000	5.70%, 07/16/2029	1,204,830
2,000,000	5.81%, 12/16/2030	2,011,599
	Federal National Mortgage Association Connecticut Avenue Securities
1,905,000	6.34%, 07/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,905,000
1,227,539	6.35%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,227,539
1,060,000	7.00%, 05/25/2044, 30 day USD SOFR Average + 1.65%(1)(2)	1,065,276
585,000	7.55%, 05/25/2044, 30 day USD SOFR Average + 2.20%(1)(2)	590,027
765,000	8.35%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	792,731
1,415,000	8.45%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,496,801
1,856,739	8.71%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	1,928,345
2,355,628	8.86%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,443,840

250

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	United States - 5.7% - (continued)
$ 1,450,000	8.90%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	$ 1,519,936
1,000,000	9.06%, 01/25/2030, 30 day USD SOFR Average + 3.71%(2)	1,051,250
3,156,000	9.10%, 12/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	3,382,838
2,105,000	9.11%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,233,804
3,750,000	9.21%, 10/25/2030, 30 day USD SOFR Average + 3.86%(2)	4,070,903
1,698,344	9.21%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,767,277
1,260,000	9.25%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,349,137
2,310,000	9.46%, 05/25/2030, 30 day USD SOFR Average + 4.11%(2)	2,505,775
2,790,000	9.61%, 02/25/2030, 30 day USD SOFR Average + 4.26%(2)	2,981,813
3,840,000	9.71%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,252,889
1,715,000	9.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,806,441
1,730,000	10.10%, 09/25/2042, 30 day USD SOFR Average + 4.75%(1)(2)	1,891,716
3,755,584	10.71%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	4,000,467
1,624,158	11.24%, 01/25/2029, 30 day USD SOFR Average + 0.11%(2)	1,867,550
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	558,669
	FirstKey Homes Trust
2,040,000	3.02%, 10/19/2037(1)	1,958,545
818,985	4.25%, 07/17/2039(1)	800,255
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	857,055
2,410,000	FS Rialto Issuer LLC 7.92%, 08/17/2037, 1 mo. USD Term SOFR + 2.58%(1)(2)	2,415,401
243,577	FWD Securitization Trust 2.44%, 01/25/2050(1)(4)	226,281
707,113	GCAT Trust 4.21%, 02/25/2067(1)(4)	689,459
425,000	GLS Auto Receivables Issuer Trust 3.97%, 01/18/2028(1)	415,189
1,080,151	GS Mortgage Securities Corp. Trust 7.39%, 09/15/2031, 1 mo. USD Term SOFR + 2.06%(1)(2)	1,075,149
1,730,000	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,697,286
2,039,332	Home Partners of America Trust 4.73%, 04/17/2039(1)	1,977,504
1,400,000	HONO Mortgage Trust 7.29%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,325,418
428,200	JP Morgan Chase Bank NA 6.65%, 03/25/2051, 30 day USD SOFR Average + 1.30%(1)(2)	415,083
	JP Morgan Chase Commercial Mortgage Securities Trust
2,580,000	3.62%, 01/16/2037(1)	1,322,740
2,630,000	7.39%, 04/15/2038, 1 mo. USD Term SOFR + 2.06%(1)(2)	2,608,631
2,090,630	JP Morgan Mortgage Trust 5.92%, 06/25/2054(1)(3)	2,099,379
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	United States - 5.7% - (continued)
$ 13,388,171	JPMBB Commercial Mortgage Securities Trust 0.43%, 09/15/2047(4)(5)	$ 134
275,535	Legacy Mortgage Asset Trust 4.89%, 10/25/2066(1)(3)	269,992
360,732	LHOME Mortgage Trust 3.97%, 02/25/2027(1)	359,313
1,690,709	Life Mortgage Trust 7.79%, 03/15/2038, 1 mo. USD Term SOFR + 2.46%(1)(2)	1,648,561
979,623	MFA Trust 5.75%, 11/25/2067(1)(3)	979,348
2,516,630	MHC Commercial Mortgage Trust 7.04%, 04/15/2038, 1 mo. USD Term SOFR + 1.72%(1)(2)	2,492,226
7,297,615	Morgan Stanley Capital I Trust 1.30%, 06/15/2050(4)(5)	173,582
1,460,000	Morgan Stanley Eaton Vance CLO Ltd. 7.25%, 04/15/2035, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,464,411
1,625,000	Multifamily Connecticut Avenue Securities Trust 8.10%, 07/25/2054, 30 day USD SOFR Average + 2.75%(1)(2)	1,632,080
1,093,275	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	998,842
	OBX Trust
1,235,192	5.93%, 11/25/2063(1)(3)	1,239,784
914,512	6.44%, 01/25/2064(1)(3)	920,932
131,927	PMT Credit Risk Transfer Trust 9.16%, 11/27/2031, 30 day USD SOFR Average + 3.81%(1)(2)	132,348
	PRET LLC
566,752	3.72%, 07/25/2051(1)(3)	515,071
1,325,000	3.84%, 07/25/2051(1)(3)	1,270,924
2,229,369	7.52%, 04/27/2054(1)(3)	2,247,247
	Progress Residential Trust
1,335,000	2.55%, 04/19/2038(1)	1,256,100
1,970,000	3.18%, 10/17/2038(1)	1,784,739
845,000	3.33%, 07/17/2041(1)(4)	764,499
1,000,000	3.40%, 04/17/2041(1)(4)	900,551
1,230,000	3.75%, 02/17/2041(1)	1,133,633
1,355,000	4.65%, 03/17/2040(1)	1,316,984
910,000	5.50%, 10/27/2039(1)	895,563
	PRPM LLC
1,145,000	3.67%, 08/25/2026(1)(3)	1,108,484
1,870,000	3.97%, 10/25/2026(1)(4)	1,817,274
2,112,849	4.00%, 11/25/2053(1)(3)	2,039,314
949,397	4.00%, 01/25/2054(1)(3)	916,447
1,200,817	4.79%, 06/25/2026(1)(3)	1,180,902
378,326	5.36%, 11/25/2025(1)(3)	377,123
782,258	6.47%, 07/25/2026(1)(3)	742,597
989,445	6.72%, 04/25/2026(1)(3)	999,758
965,541	7.03%, 03/25/2029(1)(3)	973,671
	Ready Capital Mortgage Financing LLC
395,000	7.36%, 07/25/2036, 1 mo. USD Term SOFR + 2.01%(1)(2)	391,619
1,561,167	7.72%, 10/25/2039, 1 mo. USD Term SOFR + 2.37%(1)(2)	1,566,022
845,000	SG Commercial Mortgage Securities Trust 4.82%, 10/10/2048(4)	728,390
1,635,000	STAR Trust 7.84%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	1,594,609

251

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	United States - 5.7% - (continued)
$ 2,475,000	Subway Funding LLC 6.03%, 07/30/2054(1)	$ 2,525,353
3,252,483	Towd Point Mortgage Trust 6.13%, 02/25/2064(1)(4)	3,260,585
3,147,000	Triangle Re Ltd. 10.60%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,370,330
	Tricon Residential Trust
490,000	4.75%, 04/17/2039(1)	473,960
1,210,000	5.70%, 06/17/2040(1)	1,219,049
	VCAT LLC
3,476,000	3.84%, 08/25/2051(1)(3)	3,223,087
1,270,000	3.97%, 09/25/2051(1)(3)	1,190,856
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(4)	1,485,616
1,070,000	6.15%, 07/25/2069(1)(4)	1,071,649
1,748,903	6.19%, 06/25/2069(1)(3)	1,765,319
1,325,206	6.22%, 06/25/2069(1)(3)	1,337,813
1,307,336	VINE Trust 4.50%, 03/17/2041(1)	1,241,940
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	1,002,968
277,531	VOLT C LLC 4.99%, 05/25/2051(1)(3)	268,570
771,371	VOLT XCIII LLC 4.83%, 02/27/2051(1)(3)	733,228
950,840	VOLT XCIV LLC 5.24%, 02/27/2051(1)(3)	944,877
703,144	VOLT XCV LLC 5.24%, 03/27/2051(1)(3)	685,023
414,241	VOLT XCVI LLC 5.12%, 03/27/2051(1)(3)	406,341
1,895,184	VOLT XCVII LLC 4.83%, 04/25/2051(1)(3)	1,750,272
1,398,533	Wave LLC 3.60%, 09/15/2044(1)	1,265,728
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,271,017
1,455,000	3.15%, 09/15/2057(1)	1,329,875
	Wells Fargo NA
3,439,736	0.94%, 02/15/2052(4)(5)	111,820
9,842,819	1.00%, 04/15/2052(4)(5)	379,658
9,345,566	1.20%, 03/15/2063(4)(5)	464,635
2,240,000	4.66%, 11/15/2061(4)	2,145,214
1,350,000	Westlake Automobile Receivables Trust 6.47%, 03/15/2029(1)	1,374,452
	WFRBS Commercial Mortgage Trust
2,165,518	4.61%, 09/15/2046(1)(4)	2,028,007
751,139	4.98%, 06/15/2044(1)(4)	701,188
1,448,163	Willis Engine Structured Trust IV 4.75%, 09/15/2043(1)(3)	1,411,959
986,786	Willis Engine Structured Trust VII 8.00%, 10/15/2048(1)	1,045,342
1,180,000	WSTN Trust 7.02%, 07/05/2037(1)(4)	1,194,977
		200,088,345
	Total Asset & Commercial Mortgage-Backed Securities (cost $287,813,298)	$ 284,463,853
CONVERTIBLE BONDS - 0.1%
	United States - 0.1%
357,000	Insulet Corp. 0.38%, 09/01/2026	$ 385,025
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1% - (continued)
	United States - 0.1% - (continued)
$ 1,875,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 1,729,316
580,000	NuVasive, Inc. 0.38%, 03/15/2025	556,800
		2,671,141
	Total Convertible Bonds (cost $2,556,822)	$ 2,671,141
CORPORATE BONDS - 10.9%
	Brazil - 0.2%
4,357,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	$ 4,596,352
1,825,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,618,698
		6,215,050
	Canada - 0.1%
1,275,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,314,395
	China - 0.2%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(6)	1,129,522
2,205,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(6)	2,086,388
2,055,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	1,824,881
		5,040,791
	Colombia - 0.3%
	Ecopetrol SA
5,704,000	8.38%, 01/19/2036	5,675,874
3,747,000	8.63%, 01/19/2029	3,975,200
2,042,000	8.88%, 01/13/2033	2,133,134
		11,784,208
	France - 0.3%
350,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	361,630
	Bertrand Franchise Finance SAS
EUR 145,000	6.50%, 07/18/2030(1)	159,424
510,000	7.49%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	554,707
$ 8,630,000	BPCE SA 2.38%, 01/14/2025(1)	8,507,209
EUR 1,350,000	Elior Group SA 3.75%, 07/15/2026(6)	1,429,793
		11,012,763
	Germany - 0.0%
$ 700,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	685,891
	India - 0.4%
	Adani Ports & Special Economic Zone Ltd.
5,202,000	4.00%, 07/30/2027(6)	4,892,094
8,792,000	4.38%, 07/03/2029(6)	8,068,970
		12,961,064
	Ireland - 0.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,015,000	1.65%, 10/29/2024	1,004,871
9,725,000	6.45%, 04/15/2027	10,046,844
2,700,000	Cimpress PLC 7.00%, 06/15/2026	2,700,486
		13,752,201
	Israel - 0.4%
	Energean Israel Finance Ltd.
8,962,000	5.88%, 03/30/2031(6)	7,665,324

252

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	Israel - 0.4% - (continued)
$ 5,245,000	8.50%, 09/30/2033(6)	$ 5,003,992
	Teva Pharmaceutical Finance Netherlands II BV
EUR 1,530,000	3.75%, 05/09/2027	1,630,078
877,000	6.00%, 01/31/2025	952,265
		15,251,659
	Italy - 0.1%
645,000	IMA Industria Macchine Automatiche SpA 7.44%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	705,598
1,845,000	TeamSystem SpA 7.19%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,999,247
		2,704,845
	Mexico - 0.0%
$ 4,170,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(7)	125,100
	Netherlands - 0.1%
2,025,000	Trivium Packaging Finance BV 5.50%, 08/15/2026(1)	1,983,156
EUR 725,000	Ziggo Bond Co. BV 3.38%, 02/28/2030(6)	686,568
		2,669,724
	Saudi Arabia - 0.2%
	Greensaif Pipelines Bidco SARL
$ 3,745,000	5.85%, 02/23/2036(1)	3,760,898
4,505,000	6.10%, 08/23/2042(1)	4,500,319
		8,261,217
	Slovenia - 0.0%
EUR 1,070,000	United Group BV 8.08%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,162,350
	Sweden - 0.0%
650,000	Verisure Holding AB 3.25%, 02/15/2027(6)	680,663
	United Kingdom - 0.6%
2,420,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	2,592,854
$ 590,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 02/15/2031(1)	591,555
550,000	Merlin Entertainments Ltd. 5.75%, 06/15/2026(1)	545,327
GBP 9,796,000	National Grid Electricity Distribution West Midlands PLC 6.00%, 05/09/2025(3)(6)	12,651,658
	Pinnacle Bidco PLC
EUR 1,480,000	8.25%, 10/11/2028(1)	1,715,148
GBP 700,000	10.00%, 10/11/2028(6)	964,537
1,100,000	Punch Finance PLC 6.13%, 06/30/2026(6)	1,394,803
EUR 700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(6)	653,484
		21,109,366
	United States - 7.6%
$ 610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	584,464
835,000	Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(1)	847,535
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	United States - 7.6% - (continued)
EUR 239,873	Adient Global Holdings Ltd. 3.50%, 08/15/2024(6)	$ 259,446
$ 11,370,000	Amgen, Inc. 5.51%, 03/02/2026	11,369,482
750,000	APX Group, Inc. 5.75%, 07/15/2029(1)	730,209
1,645,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)(8)	1,391,162
680,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	640,939
655,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	630,181
4,245,000	Aviation Capital Group LLC 4.88%, 10/01/2025(1)	4,210,296
2,275,000	B&G Foods, Inc. 5.25%, 04/01/2025	2,258,182
2,375,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	2,447,488
3,060,000	Boeing Co. 6.26%, 05/01/2027(1)	3,120,804
7,170,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	7,686,355
1,991,000	Buckeye Partners LP 4.13%, 03/01/2025(1)	1,964,551
275,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	280,979
	CCO Holdings LLC/CCO Holdings Capital Corp.
4,356,000	5.38%, 06/01/2029(1)	4,068,917
5,314,000	6.38%, 09/01/2029(1)	5,170,963
3,785,000	Celanese U.S. Holdings LLC 6.35%, 11/15/2028	3,944,726
	Cinemark USA, Inc.
730,000	5.25%, 07/15/2028(1)	705,866
315,000	7.00%, 08/01/2032(1)	320,735
EUR 1,115,000	Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/2026(1)	1,204,681
	Clearway Energy Operating LLC
$ 670,000	3.75%, 02/15/2031(1)	593,397
700,000	4.75%, 03/15/2028(1)	671,717
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,491,532
3,400,000	CommonSpirit Health 2.76%, 10/01/2024	3,380,628
310,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	324,293
	Credit Acceptance Corp.
550,000	6.63%, 03/15/2026(8)	549,941
1,570,000	9.25%, 12/15/2028(1)	1,675,303
3,300,000	Crown Castle, Inc. 3.20%, 09/01/2024	3,291,404
400,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	396,902
6,790,000	Dominion Energy, Inc. 3.30%, 03/15/2025	6,696,973
1,387,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	1,295,360
655,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)	690,452
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	2,122,406
$ 1,436,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	1,440,763
1,200,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,182,175
	EQM Midstream Partners LP
970,000	4.00%, 08/01/2024	970,000

253

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	United States - 7.6% - (continued)
$ 673,000	4.50%, 01/15/2029(1)	$ 643,912
1,135,000	6.00%, 07/01/2025(1)	1,134,588
	Ford Motor Credit Co. LLC
7,609,000	4.06%, 11/01/2024	7,572,361
4,295,000	5.13%, 06/16/2025	4,272,659
3,005,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	3,081,147
	Freedom Mortgage Corp.
5,179,000	7.63%, 05/01/2026(1)	5,184,764
760,000	12.00%, 10/01/2028(1)	817,966
615,000	12.25%, 10/01/2030(1)	674,213
	Freedom Mortgage Holdings LLC
1,175,000	9.13%, 05/15/2031(1)	1,152,969
685,000	9.25%, 02/01/2029(1)	689,930
4,000,000	Frontier Communications Holdings LLC 8.75%, 05/15/2030(1)	4,192,836
5,900,000	General Motors Financial Co., Inc. 6.05%, 10/10/2025	5,953,077
850,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	833,371
	Icon Investments Six DAC
3,860,000	5.81%, 05/08/2027	3,929,951
1,110,000	5.85%, 05/08/2029	1,144,482
4,655,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	4,793,295
5,220,000	Las Vegas Sands Corp. 2.90%, 06/25/2025	5,087,442
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	555,811
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,718,870
600,000	Matador Resources Co. 6.88%, 04/15/2028(1)	611,764
1,150,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	1,147,842
	Nationstar Mortgage Holdings, Inc.
1,375,000	5.00%, 02/01/2026(1)(8)	1,350,945
650,000	5.50%, 08/15/2028(1)	631,157
405,000	7.13%, 02/01/2032(1)	413,482
975,000	NCR Atleos Corp. 9.50%, 04/01/2029(1)	1,064,422
500,000	Newell Brands, Inc. 4.88%, 06/01/2025	496,951
4,740,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	4,788,177
	Novelis Corp.
1,515,000	3.25%, 11/15/2026(1)	1,441,001
800,000	3.88%, 08/15/2031(1)	702,621
	Occidental Petroleum Corp.
1,865,000	2.90%, 08/15/2024	1,860,971
1,730,000	5.50%, 12/01/2025	1,733,107
4,753,000	5.88%, 09/01/2025	4,771,575
1,225,000	OneMain Finance Corp. 7.13%, 03/15/2026	1,245,783
	Pacific Gas & Electric Co.
6,055,000	3.15%, 01/01/2026	5,877,407
1,505,000	3.40%, 08/15/2024	1,503,500
295,000	Range Resources Corp. 4.75%, 02/15/2030(1)	279,410
1,700,000	Regal Rexnord Corp. 6.05%, 02/15/2026	1,711,789
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	582,344
	Rocket Software, Inc.
2,815,000	6.50%, 02/15/2029(1)	2,536,716
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	United States - 7.6% - (continued)
$ 2,875,000	9.00%, 11/28/2028(1)	$ 2,958,131
2,200,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	2,189,758
6,140,000	Royalty Pharma PLC 5.15%, 09/02/2029	6,161,618
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	193,972
1,420,000	Southwestern Energy Co. 4.75%, 02/01/2032	1,326,423
2,593,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	2,552,332
	Spirit AeroSystems, Inc.
725,000	9.38%, 11/30/2029(1)	785,148
875,000	9.75%, 11/15/2030(1)	975,134
25,000	Sprint LLC 7.63%, 03/01/2026	25,675
	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
686,250	4.74%, 09/20/2029(1)	683,979
3,495,000	5.15%, 09/20/2029(1)	3,490,142
545,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	566,812
1,250,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,242,609
4,155,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	4,375,689
6,785,000	TransDigm, Inc. 6.38%, 03/01/2029(1)	6,910,950
525,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	506,354
1,015,000	United Rentals North America, Inc. 6.13%, 03/15/2034(1)	1,020,338
	United Wholesale Mortgage LLC
1,450,000	5.50%, 11/15/2025(1)	1,439,143
1,315,000	5.75%, 06/15/2027(1)	1,294,356
765,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	787,950
865,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	799,555
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,052,341
3,550,000	Victra Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	3,557,931
545,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	594,224
	Vital Energy, Inc.
5,795,000	7.88%, 04/15/2032(1)	5,893,561
575,000	9.75%, 10/15/2030	628,707
8,300,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	8,656,145
	Warnermedia Holdings, Inc.
5,760,000	3.64%, 03/15/2025	5,678,079
5,295,000	3.76%, 03/15/2027	5,035,369
2,725,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	2,681,855
2,100,000	Wilsonart LLC 11.00%, 08/15/2032(1)	2,062,620

254

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	United States - 7.6% - (continued)
$ 1,955,000	WW International, Inc. 4.50%, 04/15/2029(1)	$ 699,890
405,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	397,853
		265,020,458
	Total Corporate Bonds (cost $376,988,484)	$ 379,751,745
FOREIGN GOVERNMENT OBLIGATIONS - 61.1%
	Australia - 8.2%
	Australia Government Bonds
AUD 70,752,000	1.75%, 11/21/2032(6)	$ 38,786,600
121,948,000	1.75%, 06/21/2051(6)	44,661,888
1,459,000	1.75%, 06/21/2051(6)	534,340
73,286,000	2.25%, 05/21/2028(6)	45,407,570
41,296,000	4.75%, 06/21/2054(6)	27,611,194
	New South Wales Treasury Corp.
39,040,000	1.75%, 03/20/2034(6)	19,418,426
27,971,000	4.25%, 02/20/2036(6)	16,988,904
35,527,000	Queensland Treasury Corp. 5.25%, 07/21/2036(6)	23,464,124
	Treasury Corp. of Victoria
47,018,000	2.25%, 11/20/2034	23,898,221
26,641,000	5.25%, 09/15/2038	17,225,530
	Western Australian Treasury Corp.
33,810,000	2.00%, 10/24/2034(6)	17,123,856
16,987,000	4.25%, 07/20/2033	10,793,275
		285,913,928
	Bulgaria - 0.1%
EUR 3,315,000	Bulgaria Government International Bonds 4.88%, 05/13/2036(6)	3,862,114
	Canada - 19.9%
CAD 102,678,000	Canada Government Bonds 3.50%, 09/01/2029	75,656,057
	Canada Treasury Bills
180,887,000	4.53%, 09/12/2024(9)	130,332,447
156,172,000	4.53%, 09/26/2024(9)	112,336,833
143,252,000	4.54%, 10/10/2024(9)	102,872,710
377,954,000	4.63%, 08/29/2024(9)	272,782,513
		693,980,560
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,860,000	8.00%, 11/14/2035	2,981,893
2,765,000	8.75%, 11/14/2053	2,933,494
		5,915,387
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	3,781,189
	Guatemala - 0.1%
$ 5,340,000	Guatemala Government Bonds 6.55%, 02/06/2037(1)	5,370,064
	Hungary - 0.1%
4,058,000	Hungary Government International Bonds 5.50%, 06/16/2034(6)	4,026,246
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.1% - (continued)
	Japan - 0.5%
JPY 1,035,751,964	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(10)	$ 7,245,874
2,672,500,000	Japan Government Thirty Year Bonds 0.40%, 12/20/2049	11,990,704
		19,236,578
	Mexico - 1.5%
MXN 1,072,382,800	Mexico Bonos 7.50%, 05/26/2033	49,797,075
$ 4,231,000	Mexico Government International Bonds 6.40%, 05/07/2054	4,093,038
		53,890,113
	Netherlands - 0.4%
EUR 11,006,000	Netherlands Government Bonds 3.25%, 01/15/2044(6)	12,800,393
	New Zealand - 7.0%
	New Zealand Government Bonds
NZD 29,569,000	2.00%, 05/15/2032	14,997,357
11,854,000	2.75%, 05/15/2051	4,896,458
112,245,000	3.00%, 04/20/2029	63,869,297
10,858,000	4.25%, 05/15/2034	6,414,835
78,179,000	4.50%, 04/15/2027(6)	46,993,970
35,306,000	4.50%, 05/15/2030	21,462,447
66,319,000	5.00%, 05/15/2054	40,654,232
	New Zealand Local Government Funding Agency Bonds
30,833,000	2.25%, 05/15/2031(6)	15,731,330
32,990,000	4.50%, 04/15/2027	19,686,909
15,840,000	4.50%, 05/15/2030(6)	9,375,451
		244,082,286
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,385,440
	Norway - 11.1%
	Norway Government Bonds
NOK 302,946,000	1.25%, 09/17/2031(6)	24,017,938
1,050,404,000	1.38%, 08/19/2030(6)	85,779,091
530,436,000	1.75%, 03/13/2025(6)	47,838,710
863,560,000	1.75%, 02/17/2027(6)	75,844,417
78,246,000	1.75%, 09/06/2029(6)	6,626,491
635,274,000	2.00%, 04/26/2028(6)	55,416,835
715,307,000	3.00%, 08/15/2033(6)	63,311,173
270,440,000	3.63%, 04/13/2034(6)	25,088,114
55,695,000	3.63%, 05/31/2039(6)	5,166,435
		389,089,204
	Oman - 0.1%
$ 3,005,000	Oman Government International Bonds 5.38%, 03/08/2027(6)	3,004,639
	Poland - 0.1%
2,913,000	Republic of Poland Government International Bonds 5.13%, 09/18/2034	2,920,545
	Qatar - 0.1%
3,645,000	Qatar Government International Bonds 3.40%, 04/16/2025(6)	3,601,005
	Romania - 0.5%
	Romania Government International Bonds
EUR 2,715,000	2.75%, 04/14/2041(6)	1,971,076

255

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.1% - (continued)
	Romania - 0.5% - (continued)
EUR 5,841,000	3.62%, 05/26/2030(6)	$ 5,923,172
5,363,000	5.50%, 09/18/2028(6)	6,048,390
2,265,000	5.63%, 02/22/2036(1)	2,415,718
		16,358,356
	South Korea - 10.4%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	78,424,429
85,546,150,000	1.50%, 03/10/2025	61,518,963
109,431,170,000	2.25%, 06/10/2025	78,881,054
28,291,840,000	2.38%, 12/10/2031	19,610,628
58,444,470,000	3.38%, 06/10/2032	43,322,415
80,407,000,000	3.50%, 09/10/2028	59,422,702
27,989,470,000	4.25%, 12/10/2032	22,068,270
		363,248,461
	United Arab Emirates - 0.3%
	Abu Dhabi Government International Bonds
$ 3,770,000	2.13%, 09/30/2024(6)	3,749,340
6,700,000	2.13%, 09/30/2024(1)	6,663,284
		10,412,624
	United Kingdom - 0.3%
GBP 7,346,398	U.K. Inflation-Linked Gilts 0.75%, 11/22/2033(6)(10)	9,686,437
	Total Foreign Government Obligations (cost $2,208,087,894)	$ 2,135,565,569
SENIOR FLOATING RATE INTERESTS - 5.5%(11)
	Canada - 0.2%
$ 733,162	Air Canada 7.85%, 03/21/2031, 3 mo. USD Term SOFR + 2.50%	$ 734,387
1,599,426	Great Canadian Gaming Corp. 9.61%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	1,606,624
1,875,575	Ontario Gaming GTA LP 9.58%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	1,881,145
1,437,446	Open Text Corp. 7.59%, 01/31/2030, 1 mo. USD Term SOFR + 2.25%	1,444,561
		5,666,717
	France - 0.0%
EUR 365,000	Banijay Entertainment SAS 7.46%, 03/01/2028, 3 mo. EURIBOR + 3.75%	396,372
	Germany - 0.1%
1,855,000	TK Elevator Midco GmbH 7.64%, 04/30/2030, 6 mo. EURIBOR + 4.00%	2,010,585
	Hong Kong - 0.0%
	Fugue Finance BV
$ 1,020,000	9.10%, 02/26/2031, 3 mo. USD Term SOFR + 3.75%	1,027,650
356,396	9.35%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	358,455
		1,386,105
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.5%(11) - (continued)
	Ireland - 0.1%
$ 1,112,213	Cimpress PLC 8.34%, 05/17/2028, 1 mo. USD Term SOFR + 3.00%	$ 1,117,774
EUR 1,000,000	Virgin Media Ireland Ltd. 7.11%, 07/15/2029, 1 mo. EURIBOR + 3.50%	1,077,250
		2,195,024
	Luxembourg - 0.1%
	Chrysaor Bidco SARL
$ 16,527	0.00%, 05/14/2031, 1 mo. USD Term SOFR + 3.50%(12)	16,599
223,473	0.00%, 07/14/2031, 1 mo. USD Term SOFR + 3.50%(12)	224,452
1,515,000	Delta 2 Lux SARL 7.58%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	1,520,045
EUR 600,000	INEOS Finance PLC 7.60%, 02/07/2031, 1 mo. EURIBOR + 4.00%	650,395
$ 515,000	INEOS U.S. Finance LLC 9.09%, 02/07/2031, 1 mo. USD Term SOFR + 3.75%	515,773
EUR 359,091	Matterhorn Telecom SA 6.34%, 09/15/2026, 3 mo. EURIBOR + 2.63%	388,789
$ 702,354	Zacapa SARL 9.33%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	701,701
		4,017,754
	Netherlands - 0.1%
EUR 1,625,000	Pegasus Bidco BV 0.00%, 07/12/2029, 3 mo. EURIBOR + 3.50%(12)	1,758,656
325,000	TMF Group Holding BV 7.46%, 05/03/2028, 3 mo. EURIBOR + 3.75%	352,540
622,009	Ziggo BV 6.61%, 01/31/2029, 1 mo. EURIBOR + 3.00%	662,426
		2,773,622
	Puerto Rico - 0.0%
$ 796,500	Evertec Group LLC 8.59%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	800,483
	Sweden - 0.1%
	Verisure Holding AB
EUR 1,130,000	6.72%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,222,441
1,892,852	7.21%, 05/30/2030, 3 mo. EURIBOR + 3.50%	2,051,878
		3,274,319
	United Kingdom - 0.3%
$ 845,000	Clear Channel International BV 7.50%, 04/01/2027	824,931
1,256,940	Crown Finance U.S., Inc. 6.96%, 07/31/2028, 1 mo. USD Term SOFR + 7.00%	1,272,476
EUR 425,000	DLG Acquisitions Ltd. 7.82%, 04/11/2031, 3 mo. EURIBOR + 4.00%	460,858
1,645,000	Froneri International Ltd. 5.72%, 01/29/2027, 6 mo. EURIBOR + 2.13%	1,773,109

256

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.5%(11) - (continued)
	United Kingdom - 0.3% - (continued)
	Howden Group Holdings Ltd.
EUR 375,000	7.63%, 02/15/2031, 1 mo. EURIBOR + 4.00%	$ 405,917
$ 1,087,275	8.84%, 02/15/2031, 1 mo. USD Term SOFR + 3.50%	1,088,863
	Inspired FinCo Holdings Ltd.
EUR 1,110,389	7.60%, 02/28/2031, 1 mo. EURIBOR + 4.00%(13)	1,203,725
364,611	7.60%, 02/28/2031, 1 mo. EURIBOR + 4.00%	395,259
725,000	Lernen Bidco Ltd. 0.00%, 04/25/2029, 6 mo. EURIBOR + 4.25%(12)	787,479
2,715,000	Lorca Holdco Ltd. 7.20%, 03/25/2031, 6 mo. EURIBOR + 3.50%	2,939,219
		11,151,836
	United States - 4.5%
$ 280,000	AAL Delaware Holdco, Inc. 8.85%, 07/30/2031, 1 mo. USD Term SOFR + 3.50%	281,400
3,642,517	ABG Intermediate Holdings 2 LLC 8.09%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	3,655,265
3,255,247	Acrisure LLC 8.59%, 11/06/2030, 3 mo. USD Term SOFR + 3.25%	3,250,299
708,225	AI Aqua Merger Sub, Inc. 9.60%, 07/31/2028, 1 mo. USD Term SOFR + 4.25%	708,225
	Amentum Government Services Holdings LLC
1,105,000	0.00%, 07/30/2031, 1 mo. USD Term SOFR + 2.25%(12)	1,107,763
922,554	9.35%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	924,732
1,360,418	APX Group, Inc. 8.30%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	1,362,119
	Aramark Services, Inc.
550,000	7.34%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	550,825
573,578	7.34%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	574,438
976,696	Aretec Group, Inc. 9.34%, 08/09/2030, 1 mo. USD Term SOFR + 4.00%	959,604
	Asurion LLC
1,047,487	8.71%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	1,042,962
1,222,255	9.44%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	1,210,607
1,031,974	9.69%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	1,027,186
1,214,383	AthenaHealth Group, Inc. 8.59%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	1,211,347
	Banff Merger Sub, Inc.
EUR 720,000	7.66%, 07/30/2031, 1 mo. EURIBOR + 4.00%	780,194
$ 525,000	9.01%, 07/03/2031, 1 mo. USD Term SOFR + 3.75%	522,596
940,500	Belron Finance U.S. LLC 7.63%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	943,246
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.5%(11) - (continued)
	United States - 4.5% - (continued)
$ 3,218,579	Berlin Packaging LLC 9.09%, 06/09/2031, 1 mo. USD Term SOFR + 3.75%	$ 3,230,649
2,767,060	Blackhawk Network Holdings, Inc. 10.34%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	2,778,820
	Caesars Entertainment, Inc.
1,587,063	8.10%, 02/06/2030, 3 mo. USD Term SOFR + 2.75%	1,591,030
1,037,400	8.10%, 02/06/2031, 3 mo. USD Term SOFR + 2.75%	1,038,323
1,494,024	Camelot U.S. Acquisition LLC 8.09%, 01/31/2031, 1 mo. USD Term SOFR + 2.75%	1,494,771
587,542	Carnival Corp. 8.09%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	591,214
1,993,875	Chamberlain Group, Inc. 8.69%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,989,449
4,999,875	Charter Communications Operating LLC 7.33%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	4,953,426
1,349,638	Cinemark USA, Inc. 8.59%, 05/24/2030, 1 mo. USD Term SOFR + 3.25%	1,357,088
2,183,017	Clydesdale Acquisition Holdings, Inc. 9.02%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	2,183,563
680,000	Concentra Health Services, Inc. 7.60%, 07/28/2031, 1 mo. USD Term SOFR + 2.25%	680,850
1,462,650	Core & Main LP 7.59%, 02/09/2031, 3 mo. USD Term SOFR + 2.25%	1,465,692
6,437,620	CP Atlas Buyer, Inc. 9.19%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	6,159,965
551,577	Crocs, Inc. 7.59%, 02/20/2029, 1 mo. USD Term SOFR + 2.25%	554,820
3,740,191	Dun & Bradstreet Corp. 8.10%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	3,747,223
	Emerald Borrower LP
710,000	0.00%, 06/18/2031, 1 mo. USD Term SOFR + 2.50%(12)	710,000
493,735	7.84%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	493,676
510,000	Endo Luxembourg Finance Co. I SARL 9.78%, 04/23/2031, 3 mo. USD Term SOFR + 4.50%	511,061
953,355	Endure Digital, Inc. 8.96%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	848,962
1,170,000	Ensemble RCM LLC 8.25%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,174,247
2,890,687	EP Purchaser LLC 9.10%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	2,896,353
	Epicor Software Corp.
72,456	0.00%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%(12)(13)	72,908
617,544	8.59%, 05/23/2031, 1 mo. USD Term SOFR + 3.25%	621,404

257

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.5%(11) - (continued)
	United States - 4.5% - (continued)
$ 1,439,300	Filtration Group Corp. 8.96%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 1,446,698
	First Brands Group LLC
2,197,327	10.25%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	2,180,495
550,000	14.01%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	522,500
1,345,000	Fortress Intermediate 3, Inc. 9.10%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	1,345,000
	Getty Images, Inc.
EUR 900,000	8.63%, 02/19/2026, 3 mo. EURIBOR + 5.00%	968,726
$ 329,645	9.93%, 02/19/2026, 3 mo. USD Term SOFR + 4.50%	328,953
1,400,000	Great Outdoors Group LLC 9.21%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	1,397,256
	Groundworks LLC
154,663	1.83%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%(13)	154,818
840,337	8.83%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%	841,177
2,312,482	Hanesbrands, Inc. 9.09%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	2,316,830
603,488	Hilton Grand Vacations Borrower LLC 7.59%, 01/17/2031, 1 mo. USD Term SOFR + 2.25%	603,813
	Hobbs & Associates LLC
87,727	0.00%, 07/16/2031, 1 mo. USD Term SOFR + 3.25%(12)	87,618
877,273	8.59%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	876,176
2,899,856	HUB International Ltd. 8.53%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	2,902,755
365,178	Ingram Micro, Inc. 8.60%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	367,307
3,285,168	Iron Mountain, Inc. 7.34%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	3,271,831
2,943,711	LBM Acquisition LLC 9.14%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	2,834,058
925,000	LTI Holdings, Inc. 10.01%, 07/19/2029, 1 mo. USD Term SOFR + 4.75%	916,333
1,162,303	MajorDrive Holdings IV LLC 9.60%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,160,851
	McAfee LLC
EUR 1,513,050	7.14%, 03/01/2029, 3 mo. EURIBOR + 3.50%	1,630,162
$ 3,369,975	8.59%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	3,362,595
1,457,820	Medallion Midland Acquisition LLC 8.84%, 10/18/2028, 3 mo. USD Term SOFR + 3.50%	1,463,287
3,456,749	MH Sub I LLC 9.59%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	3,447,761
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.5%(11) - (continued)
	United States - 4.5% - (continued)
$ 675,000	MI Windows & Doors LLC 8.84%, 03/28/2031, 1 mo. USD Term SOFR + 3.50%	$ 676,566
EUR 820,823	MKS Instruments, Inc. 6.38%, 08/17/2029, 1 mo. EURIBOR + 2.75%	888,611
$ 1,737,750	NCR Atleos LLC 10.10%, 03/27/2029, 1 mo. USD Term SOFR + 4.75%	1,758,742
867,825	OMNIA Partners LLC 8.53%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	869,457
965,898	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	968,834
2,704,432	Peraton Corp. 9.19%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	2,703,296
1,500,000	Petco Health & Wellness Co., Inc. 8.85%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	1,383,435
527,316	R1 RCM, Inc. 8.34%, 06/21/2029, 1 mo. USD Term SOFR + 3.00%	529,626
	Rocket Software, Inc.
EUR 975,000	8.35%, 11/28/2028, 1 mo. EURIBOR + 4.75%	1,052,408
$ 1,087,261	10.09%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	1,090,284
	Ryan LLC
82,381	4.50%, 11/14/2030, 3 mo. USD Term SOFR + 4.50%(13)	82,525
780,663	8.84%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	782,029
1,356,932	SCIH Salt Holdings, Inc. 8.76%, 03/16/2027, 3 mo. USD Term SOFR + 3.50%	1,360,867
3,746,897	Sedgwick Claims Management Services, Inc. 8.25%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	3,751,580
1,291,763	Simon & Schuster, Inc. 9.26%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	1,297,420
13,634,981	Sinclair Television Group, Inc. 8.01%, 09/30/2026, 3 mo. USD Term SOFR + 2.50%	12,890,784
2,631,512	SS&C Technologies, Inc. 7.34%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	2,640,512
1,475,000	Staples, Inc. 11.08%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,369,538
1,361,152	Tamko Building Products LLC 8.60%, 09/20/2030, 1 mo. USD Term SOFR + 3.25%	1,363,983
1,889,969	Tecta America Corp. 9.46%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,896,584
	Touchdown Acquirer, Inc.
EUR 500,000	7.79%, 02/21/2031, 3 mo. EURIBOR + 4.00%	543,019
$ 30,539	9.30%, 02/21/2031, 3 mo. USD Term SOFR + 4.00%	30,539
139,461	9.33%, 02/21/2031, 3 mo. USD Term SOFR + 4.00%	139,461
1,840,387	TransDigm, Inc. 7.84%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	1,844,768

258

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.5%(11) - (continued)
	United States - 4.5% - (continued)
	Truist Insurance Holdings LLC
$ 1,485,000	8.58%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	$ 1,487,554
655,000	10.08%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	672,076
841,808	U.S. Foods, Inc. 7.46%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	843,803
1,671,415	Uber Technologies, Inc. 8.09%, 03/03/2030, 3 mo. USD Term SOFR + 2.75%	1,679,070
3,123,718	UFC Holdings LLC 8.29%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	3,130,215
	USI, Inc.
1,621,269	8.08%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	1,623,863
1,389,518	8.08%, 09/27/2030, 3 mo. USD Term SOFR + 2.75%	1,391,254
1,795,000	Varsity Brands, Inc. 0.00%, 07/25/2031, 1 mo. USD Term SOFR + 3.75%(12)	1,784,535
	Virgin Media Bristol LLC
1,650,000	7.94%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	1,585,930
2,225,000	8.66%, 03/31/2031, 6 mo. USD Term SOFR + 3.25%	2,118,089
615,000	Wand NewCo 3, Inc. 8.60%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	617,239
329,864	Waystar Technologies, Inc. 8.09%, 10/22/2029, 1 mo. USD Term SOFR + 2.75%	332,338
1,887,885	William Morris Endeavor Entertainment LLC 8.21%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	1,889,301
1,187,122	WW International, Inc. 8.96%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	440,351
		157,195,788
	Total Senior Floating Rate Interests (cost $191,992,010)	$ 190,868,605
U.S. GOVERNMENT AGENCIES - 3.0%
	United States - 3.0%
	Federal Home Loan Mortgage Corp. - 1.6%
5,047,170	1.87%, 11/25/2047(4)(5)	$ 395,461
6,240,000	1.91%, 03/25/2048(4)(5)	531,755
5,823,080	1.95%, 10/25/2047(4)(5)	479,476
7,245,592	2.12%, 06/25/2044(4)(5)	265,798
3,742,315	2.31%, 12/25/2045(4)(5)	310,017
1,070,000	2.32%, 01/25/2046(4)(5)	89,874
1,038,099	2.59%, 04/25/2028(4)(5)	87,519
775,000	2.78%, 04/25/2031(4)(5)	111,923
1,660,848	2.78%, 10/25/2055(4)(5)	252,630
1,491,137	3.50%, 01/15/2033(5)	133,533
685,845	3.50%, 05/15/2036(5)	66,018
541,443	5.00%, 09/15/2036(5)	83,684
3,341,487	6.60%, 05/25/2044, 30 day USD SOFR Average + 1.25%(1)(2)	3,346,080
674,644	7.15%, 07/25/2041, 30 day USD SOFR Average + 1.80%(1)(2)	640,340
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.0% - (continued)
	United States - 3.0% - (continued)
	Federal Home Loan Mortgage Corp. - 1.6% - (continued)
$ 1,190,000	7.30%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	$ 1,201,104
791,233	7.65%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	778,114
1,000,000	7.76%, 01/25/2050, 30 day USD SOFR Average + 2.41%(1)(2)	1,026,855
1,934,343	8.20%, 05/25/2044, 30 day USD SOFR Average + 2.85%(1)(2)	1,943,444
1,490,000	8.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,551,001
1,490,000	8.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,565,662
1,889,000	8.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	1,990,607
1,069,875	8.85%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	1,123,931
1,075,000	8.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,134,575
2,983,150	8.95%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	3,046,540
3,175,000	9.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,381,375
1,045,000	9.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,115,537
1,078,245	9.56%, 03/25/2050, 30 day USD SOFR Average + 4.21%(1)(2)	1,217,829
1,095,000	9.81%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,182,600
3,500,000	9.91%, 03/25/2030, 30 day USD SOFR Average + 4.56%(2)	3,775,625
1,525,000	10.35%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,681,068
1,930,000	10.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,097,402
2,110,000	10.70%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	2,312,924
996,985	10.71%, 09/25/2050, 30 day USD SOFR Average + 5.36%(1)(2)	1,122,718
2,730,000	11.10%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	3,047,634
3,195,000	11.35%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,555,684
2,545,000	12.10%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,885,288
845,000	12.95%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	965,336
2,416,998	13.01%, 12/25/2027, 30 day USD SOFR Average + 7.66%(2)	2,533,341
2,378,932	14.26%, 03/25/2028, 30 day USD SOFR Average + 8.91%(2)	2,495,193
		55,525,495
	Federal National Mortgage Association - 0.1%
3,749,335	2.50%, 02/25/2051(5)	559,887
5,145,354	2.50%, 06/25/2052(5)	786,937
4,206,791	2.50%, 09/25/2052(5)	665,493
1,160,907	3.00%, 01/25/2028(5)	35,282
2,284,659	3.00%, 10/25/2051(5)	383,263
1,807,840	3.00%, 01/25/2052(5)	298,507
931,979	3.50%, 04/25/2028(5)	27,303
4,492,178	3.50%, 11/25/2051(5)	790,053
607,804	4.00%, 01/25/2028(5)	18,743
1,547,360	4.50%, 03/25/2048(5)	310,463

259

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.0% - (continued)
	United States - 3.0% - (continued)
	Federal National Mortgage Association - 0.1% - (continued)
$ 1,870,068	4.50%, 05/25/2049(5)	$ 365,683
1,339,898	5.50%, 08/25/2044(5)	224,949
480,558	5.50%, 06/25/2048(5)	87,250
		4,553,813
	Government National Mortgage Association - 0.1%
1,187,771	3.50%, 10/20/2029(5)	73,778
1,032,506	3.50%, 01/20/2030(5)	63,611
1,224,959	3.50%, 11/20/2031(5)	78,301
2,922,931	4.00%, 01/16/2040(5)	452,342
441,121	4.00%, 01/16/2046(5)	76,145
121,021	4.50%, 04/20/2045(5)	17,441
202,331	5.00%, 07/16/2044(5)	42,585
563,182	5.00%, 12/16/2045(5)	80,947
982,435	5.00%, 07/16/2047(5)	199,964
485,723	5.00%, 09/20/2047(5)	91,037
531,198	5.00%, 11/16/2047(5)	99,931
1,046,848	5.00%, 06/20/2048(5)	138,281
2,093,623	5.50%, 11/16/2046(5)	391,806
390,125	5.50%, 02/20/2047(5)	53,746
591,804	5.90%, 07/20/2039(4)(5)	24,537
814,932	6.00%, 09/20/2045(5)	158,208
		2,042,660
	Uniform Mortgage-Backed Security - 1.2%
32,900,000	5.50%, 08/01/2054(14)	32,895,468
10,150,000	6.00%, 08/01/2054(14)	10,283,183
		43,178,651
	Total U.S. Government Agencies (cost $103,978,442)	$ 105,300,619
U.S. GOVERNMENT SECURITIES - 6.9%
	United States - 6.9%
	U.S. Treasury Bonds - 0.4%
17,399,000	3.00%, 02/15/2047	$ 13,709,868
	U.S. Treasury Inflation-Indexed Notes - 1.8%
4,015,163	1.75%, 01/15/2034(10)	3,957,644
57,434,102	2.13%, 04/15/2029(10)	58,052,145
		62,009,789
	U.S. Treasury Notes - 4.7%
59,915,000	2.25%, 02/15/2027(15)(16)(17)	57,101,804
109,628,000	3.75%, 12/31/2028(16)	108,390,403
		165,492,207
	Total U.S. Government Securities (cost $250,612,285)	$ 241,211,864
	Total Long-Term Investments (cost $3,422,029,235)	$ 3,339,833,396
SHORT-TERM INVESTMENTS - 4.1%
	Repurchase Agreements - 0.0%
1,045,231	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $1,045,386; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $1,066,271	$ 1,045,231
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.1% - (continued)
	Securities Lending Collateral - 0.1%
360,151	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(18)		$ 360,151
1,200,504	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(18)		1,200,504
360,151	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(18)		360,151
360,151	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(18)		360,151
			2,280,957
	U.S. Treasury Securities - 4.0%
	U.S. Treasury Bills - 4.0%
$ 192,000	4.96%, 08/15/2024(9)		191,610
105,085,000	4.97%, 08/15/2024(9)		104,870,778
34,951,000	5.26%, 10/08/2024(9)		34,609,172
			139,671,560
	Total Short-Term Investments (cost $142,995,586)		$ 142,997,748
	Total Investments Excluding Purchased Options (cost $3,565,024,821)	99.7%	$ 3,482,831,144
	Total Purchased Options (cost $8,813,913)	0.2%	$ 7,297,913
	Total Investments (cost $3,573,838,734)	99.9%	$ 3,490,129,057
	Other Assets and Liabilities	0.1%	4,652,669
	Net Assets	100.0%	$ 3,494,781,726
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $518,682,270, representing 14.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

260

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $803,032,981, representing 23.0% of net assets.
(7)	Investment valued using significant unobservable inputs.
(8)	Represents entire or partial securities on loan.
(9)	The rate shown represents current yield to maturity.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2024, the aggregate value of the unfunded commitment was $1,513,976, which represents to 0.0% of total net assets.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2024, the market value of securities pledged was $15,372,646.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $32,319,375.
(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2024, the market value of securities pledged was $1,572,527.
(18)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at July 31, 2024
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option	96.25	EUR	09/16/2024	690	EUR	1,725,000	$ 4,667	$ 70,676	$ (66,009)
3 Mo. EURIBOR Future Option	96.75	EUR	09/16/2024	690	EUR	1,725,000	420,048	400,497	19,551
3 Mo. EURIBOR Future Option	96.38	EUR	12/16/2024	441	EUR	1,102,500	11,932	15,072	(3,140)
3 Mo. EURIBOR Future Option	96.88	EUR	12/16/2024	441	EUR	1,102,500	140,199	229,093	(88,894)
3 Mo. SONIA Future Option	95.50	GBP	12/13/2024	1,379	GBP	3,447,500	864,227	1,344,233	(480,006)
3 Mo. SONIA Future Option	94.50	GBP	12/13/2024	1,379	GBP	3,447,500	11,080	209,985	(198,905)
Total purchased exchange-traded option contracts							$ 1,452,153	$ 2,269,556	$ (817,403)
Written option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option	96.50	EUR	09/16/2024	(1,380)	EUR	(3,450,000)	$ (102,678)	$ (362,803)	$ 260,125
3 Mo. EURIBOR Future Option	96.63	EUR	12/16/2024	(883)	EUR	(2,207,500)	(77,645)	(144,854)	67,209
3 Mo. SONIA Future Option	95.00	GBP	12/13/2024	(2,758)	GBP	(6,895,000)	(177,277)	(1,074,481)	897,204
Total Written Option Contracts exchange-traded option contracts							$ (357,600)	$ (1,582,138)	$ 1,224,538

261

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

OTC Option Contracts Outstanding at July 31, 2024
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call AUD vs. Put USD	BNP	0.69	AUD	08/14/2024	20,750,000	AUD	20,750,000	$ 556	$ 77,149	$ (76,593)
Call USD vs. Put CHF	UBS	0.89	USD	11/08/2024	20,768,000	USD	20,768,000	130,838	214,948	(84,110)
Call USD vs. Put CNH	BNP	7.35	USD	02/18/2025	13,849,000	USD	13,849,000	83,094	128,796	(45,702)
Call USD vs. Put CNH	JPM	7.35	USD	03/05/2025	13,878,000	USD	13,878,000	91,081	104,737	(13,656)
Call USD vs. Put CNH	BNP	7.37	USD	04/22/2025	13,746,000	USD	13,746,000	99,810	145,708	(45,898)
Total purchased OTC option contracts								$ 405,379	$ 671,338	$ (265,959)
Written option contracts:
Call
Call AUD vs. Put USD	BNP	0.70	AUD	08/14/2024	(31,125,000)	AUD	(31,125,000)	$ (41)	$ (36,718)	$ 36,677
Puts
Call CNH vs. Put USD	BOA	0.88	USD	11/08/2024	(20,745,000)	USD	(20,745,000)	$ (350,217)	$ (178,531)	$ (171,686)
Call CNH vs. Put USD	BNP	6.84	USD	02/18/2025	(13,849,000)	USD	(13,849,000)	(58,166)	(134,059)	75,893
Call CNH vs. Put USD	JPM	6.82	USD	03/05/2025	(13,878,000)	USD	(13,878,000)	(59,259)	(117,186)	57,927
Call CNH vs. Put USD	BNP	6.91	USD	04/22/2025	(13,746,000)	USD	(13,746,000)	(124,539)	(151,069)	26,530
Call USD vs. Put AUD	BNP	0.64	AUD	08/14/2024	(10,375,000)	AUD	(10,375,000)	(7,802)	(36,511)	28,709
Total puts								$ (599,983)	$ (617,356)	$ 17,373
Total Written Option Contracts OTC option contracts								$ (600,024)	$ (654,074)	$ 54,050

OTC Swaptions Outstanding at July 31, 2024
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	$ 84,322	$ 85,919	$ (1,597)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	250,036	254,797	(4,761)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	249,936	254,316	(4,380)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	585,798	603,711	(17,913)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	585,678	602,052	(16,374)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	586,922	611,100	(24,178)
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	132,683	135,409	(2,726)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	130,868	130,128	740
							$ 2,606,243	$ 2,677,432	$ (71,189)
Put
1 Year Interest Rate Swap Option*	MSC	6.25%	Pay	12/02/2024	GBP	17,305,000	$ 367	$ 19,443	$ (19,076)
1 Year Interest Rate Swap Option*	MSC	4.25%	Pay	12/02/2024	GBP	17,305,000	49,715	122,341	(72,626)
1 Year Interest Rate Swap Option*	MSC	6.25%	Pay	12/05/2024	GBP	17,301,000	371	19,283	(18,912)
1 Year Interest Rate Swap Option*	MSC	4.25%	Pay	12/05/2024	GBP	17,301,000	52,312	122,018	(69,706)
1 Year Interest Rate Swap Option*	UBS	6.25%	Pay	12/05/2024	GBP	17,301,000	318	16,200	(15,882)
1 Year Interest Rate Swap Option*	UBS	4.25%	Pay	12/05/2024	GBP	17,301,000	52,103	109,816	(57,713)
1 Year Interest Rate Swap Option*	MSC	6.25%	Pay	12/05/2024	GBP	17,301,000	262	12,999	(12,737)
1 Year Interest Rate Swap Option*	MSC	4.25%	Pay	12/05/2024	GBP	17,301,000	51,856	96,130	(44,274)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	84,672	85,811	(1,139)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	251,141	254,796	(3,655)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	251,041	254,315	(3,274)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	588,380	603,710	(15,330)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	588,263	602,053	(13,790)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	589,507	611,101	(21,594)
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	136,403	135,409	994
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	137,427	130,162	7,265
							$ 2,834,138	$ 3,195,587	$ (361,449)
Total purchased OTC swaption contracts							$ 5,440,381	$ 5,873,019	$ (432,638)
262

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

OTC Swaptions Outstanding at July 31, 2024 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Put
1 Year Interest Rate Swap Option*	MSC	5.25%	Pay	12/02/2024	GBP	(34,605,000)	$ (3,922)	$ (96,766)	$ 92,844
1 Year Interest Rate Swap Option*	MSC	5.25%	Pay	12/05/2024	GBP	(34,604,000)	(4,102)	(96,531)	92,429
1 Year Interest Rate Swap Option*	UBS	5.25%	Pay	12/05/2024	GBP	(34,604,000)	(3,909)	(85,248)	81,339
1 Year Interest Rate Swap Option*	MSC	5.25%	Pay	12/05/2024	GBP	(34,603,000)	(3,651)	(70,789)	67,138
							$ (15,584)	$ (349,334)	$ 333,750

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 10-Years Bond Future	2,365	09/18/2024	$ 210,591,461	$ 3,908,845
Euro BUXL 30-Year Bond Future	86	09/06/2024	12,540,722	567,539
Euro-BOBL Future	3,234	09/06/2024	411,284,555	4,179,190
Korean 3-Year Bond Future	374	09/13/2024	28,711,139	190,646
Korean 10-Year Bond Future	104	09/13/2024	8,807,234	182,230
U.S. Treasury 2-Year Note Future	1,065	09/30/2024	218,716,055	142,086
U.S. Treasury 5-Year Note Future	2,899	09/30/2024	312,774,922	1,542,092
U.S. Treasury 10-Year Note Future	1,894	09/19/2024	211,772,875	1,285,888
U.S. Treasury 10-Year Ultra Future	327	09/19/2024	37,794,047	1,025,490
U.S. Treasury Ultra Bond Future	248	09/19/2024	31,736,250	105,236
Total				$ 13,129,242
Short position contracts:
Australian 3-Year Bond Future	(3,230)	09/16/2024	$ (224,777,895)	$ (1,205,605)
Australian 10-Year Bond Future	(1,376)	09/16/2024	(103,734,542)	(1,559,092)
Euro-BTP Italian Bond Future	(189)	09/06/2024	(24,332,701)	(191,981)
Euro-BUND Future	(6)	09/06/2024	(868,376)	(9,551)
French Government Bond Future	(139)	09/06/2024	(18,934,969)	(313,537)
Japanese 10-Years Bond Future	(238)	09/12/2024	(226,743,834)	938,032
Long Gilt Future	(298)	09/26/2024	(38,010,585)	(336,264)
U.S. Treasury Long Bond Future	(33)	09/19/2024	(3,985,781)	(125,080)
Total				$ (2,803,078)
Total futures contracts				$ 10,326,164

OTC Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.14	CBK	USD	875,000	3.00%	12/16/2072	Monthly	$ —	$ (141,683)	$ (173,494)	$ (31,811)
Total							$ —	$ (141,683)	$ (173,494)	$ (31,811)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC	USD	3,270,000	5.00%	12/20/2026	Quarterly	$ 175,043	$ —	$ 296,660	$ 121,617
NCL Corp. Ltd. (B+)	GSC	USD	2,285,000	5.00%	12/20/2026	Quarterly	122,125	—	207,299	85,174
263

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2024 – (continued)
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues – (continued):
Sell protection – (continued):
NCL Corp. Ltd. (B+)	GSC	USD	980,000	5.00%	12/20/2026	Quarterly	$ 52,542	$ —	$ 88,907	$ 36,365
Total							$ 349,710	$ —	$ 592,866	$ 243,156
Total OTC credit default swap contracts							$ 349,710	$ (141,683)	$ 419,372	$ 211,345

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
CBK	3.82% Fixed	12 Mo. EUR EURIBOR	EUR	23,905,000	09/15/2024	At Maturity	$ —	$ —	$ 63,960	$ 63,960
CBK	3.69% Fixed	12 Mo. EUR EURIBOR	EUR	7,969,000	09/15/2024	At Maturity	—	—	44,471	44,471
CBK	2.65% Fixed	12 Mo. USD CPI	USD	11,830,000	09/15/2033	At Maturity	—	—	(169,403)	(169,403)
CBK	2.64% Fixed	12 Mo. USD CPI	USD	4,940,000	09/15/2033	At Maturity	—	—	(63,981)	(63,981)
CBK	12 Mo. USD CPI	2.61% Fixed	USD	4,940,000	09/15/2028	At Maturity	—	—	25,942	25,942
CBK	12 Mo. USD CPI	2.62% Fixed	USD	11,830,000	09/15/2028	At Maturity	—	—	67,755	67,755
JPM	2.45% Fixed	12 Mo. EUR EURIBOR	EUR	17,460,000	02/15/2033	At Maturity	—	—	(611,151)	(611,151)
JPM	12 Mo. EUR EURIBOR	2.48% Fixed	EUR	17,460,000	02/15/2028	At Maturity	—	—	368,294	368,294
JPM	2.63% Fixed	12 Mo. USD CPI	USD	9,690,000	09/15/2033	At Maturity	—	—	(121,086)	(121,086)
JPM	2.63% Fixed	12 Mo. USD CPI	USD	12,507,000	09/15/2033	At Maturity	—	—	(157,712)	(157,712)
JPM	12 Mo. USD CPI	2.60% Fixed	USD	9,690,000	09/15/2028	At Maturity	—	—	46,274	46,274
JPM	12 Mo. USD CPI	2.61% Fixed	USD	12,507,000	09/15/2028	At Maturity	—	—	65,679	65,679
MSC	2.40% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	(509,754)	(509,754)
MSC	2.38% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	(481,459)	(481,459)
MSC	2.32% Fixed	12 Mo. EUR EURIBOR	EUR	16,700,000	02/15/2033	At Maturity	—	—	(361,337)	(361,337)
MSC	12 Mo. EUR EURIBOR	2.31% Fixed	EUR	16,700,000	02/15/2028	At Maturity	—	—	199,658	199,658
MSC	12 Mo. EUR EURIBOR	2.40% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	296,393	296,393
MSC	12 Mo. EUR EURIBOR	2.41% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	298,290	298,290
Total OTC interest rate swap contracts							$ —	$ —	$ (999,167)	$ (999,167)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S42	USD	60,460,000	(5.00%)	06/20/2029	Quarterly	$ —	$ (3,817,218)	$ (4,526,325)	$ (709,107)
CDX.NA.IG.S41	USD	11,685,000	(1.00%)	06/20/2029	Quarterly	—	(152,799)	(156,152)	(3,353)
iTraxx-Asia ex-Japan.IG.S40.V1.5Y	USD	4,165,000	(1.00%)	12/20/2028	Quarterly	—	(8,901)	(21,398)	(12,497)
Total						$ —	$ (3,978,918)	$ (4,703,875)	$ (724,957)
Sell protection:
CDX.EM.S41	USD	6,010,000	1.00%	06/20/2029	Quarterly	$ —	$ (160,857)	$ (164,836)	$ (3,979)
Total centrally cleared credit default swap contracts						$ —	$ (4,139,775)	$ (4,868,711)	$ (728,936)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

264

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1.09% Fixed	12 Mo. CHF SARON	CHF	6,565,000	09/19/2034	Annual	$ —	$ —	$ (63,412)	$ (63,412)
12 Mo. EUR EURIBOR	2.10% Fixed	EUR	30,334,000	02/15/2029	At Maturity	—	(100,247)	(6,725)	93,522
2.28% Fixed	12 Mo. EUR EURIBOR	EUR	10,069,000	04/15/2029	At Maturity	—	(19,842)	(148,231)	(128,389)
2.14% Fixed	12 Mo. EUR EURIBOR	EUR	16,645,000	04/15/2029	At Maturity	26,920	—	(122,023)	(148,943)
2.12% Fixed	12 Mo. EUR EURIBOR	EUR	49,509,000	04/15/2029	At Maturity	91,411	—	(630,917)	(722,328)
2.15% Fixed	12 Mo. EUR EURIBOR	EUR	9,950,000	07/15/2029	At Maturity	—	(29,690)	(78,444)	(48,754)
2.19% Fixed	12 Mo. EUR EURIBOR	EUR	30,334,000	02/15/2034	At Maturity	131,890	—	(137,387)	(269,277)
12 Mo. JPY TONAR	0.72% Fixed	JPY	2,620,053,000	09/16/2029	Annual	—	(8,092)	(63,154)	(55,062)
12 Mo. JPY TONAR	1.06% Fixed	JPY	844,346,000	12/18/2034	Annual	18,506	—	3,829	(14,677)
3.50% Fixed	12 Mo. SONIA	GBP	16,529,000	06/17/2029	Annual	3,185	—	(56,411)	(59,596)
3.78% Fixed	12 Mo. SONIA	GBP	54,543,000	09/18/2029	Annual	70,547	—	(246,824)	(317,371)
3.94% Fixed	12 Mo. SONIA	GBP	20,980,000	12/18/2029	Annual	18,613	—	(383,651)	(402,264)
12 Mo. SONIA	3.78% Fixed	GBP	11,130,000	03/21/2034	Annual	35,766	—	119,132	83,366
3.91% Fixed	12 Mo. SONIA	GBP	5,081,000	12/18/2034	Annual	—	(7,231)	(146,226)	(138,995)
12 Mo. USD CPI	2.35% Fixed	USD	23,640,000	02/15/2029	At Maturity	—	(258,666)	(37,807)	220,859
2.45% Fixed	12 Mo. USD CPI	USD	3,830,000	07/01/2029	At Maturity	4,367	—	(17,809)	(22,176)
2.47% Fixed	12 Mo. USD CPI	USD	23,640,000	02/15/2034	At Maturity	282,666	—	(59,929)	(342,595)
12 Mo. USD SOFR	4.84% Fixed	USD	18,395,000	09/18/2025	Annual	—	(26,504)	58,744	85,248
3.69% Fixed	12 Mo. USD SOFR	USD	20,350,000	06/17/2029	Annual	—	(27,123)	(163,703)	(136,580)
4.04% Fixed	12 Mo. USD SOFR	USD	3,947,000	09/18/2029	Annual	—	—	(67,740)	(67,740)
3.91% Fixed	12 Mo. USD SOFR	USD	26,580,000	09/18/2029	Annual	—	(3,085)	(291,645)	(288,560)
3.81% Fixed	12 Mo. USD SOFR	USD	6,545,000	09/18/2034	Annual	17,122	—	(86,888)	(104,010)
12 Mo. USD SOFR	2.69% Fixed	USD	106,197,000	06/17/2039	Annual	—	(138,052)	(1,501,722)	(1,363,670)
12 Mo. USD SOFR	3.73% Fixed	USD	8,950,000	12/16/2039	Annual	—	—	(14,083)	(14,083)
12 Mo. USD SOFR	3.47% Fixed	USD	5,665,000	12/16/2039	Annual	—	—	(26,073)	(26,073)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(48,698)	(48,698)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(49,176)	(49,176)
12 Mo. USD SOFR	3.07% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(54,920)	(54,920)
12 Mo. USD SOFR	3.13% Fixed	USD	11,935,000	12/16/2039	Annual	—	—	(102,107)	(102,107)
12 Mo. USD SOFR	4.33% Fixed	USD	50,944,000	12/15/2040	Annual	—	—	294,212	294,212
12 Mo. USD SOFR	4.31% Fixed	USD	24,453,000	12/15/2040	Annual	—	—	135,149	135,149
12 Mo. USD SOFR	4.26% Fixed	USD	13,675,000	12/15/2043	Annual	—	—	186,798	186,798
2.31% Fixed	12 Mo. USD SOFR	USD	22,221,000	06/17/2047	Annual	157,316	—	1,525,320	1,368,004
2.64% Fixed	12 Mo. USD SOFR	USD	2,520,000	12/16/2047	Annual	—	—	123,434	123,434
2.60% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	64,184	64,184
2.67% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	59,753	59,753
2.69% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	58,248	58,248
3.19% Fixed	12 Mo. USD SOFR	USD	2,020,000	12/16/2047	Annual	—	—	42,181	42,181
2.96% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	41,370	41,370
3.87% Fixed	12 Mo. USD SOFR	USD	5,855,000	12/15/2048	Annual	1	—	(99,219)	(99,220)
3.88% Fixed	12 Mo. USD SOFR	USD	12,180,000	12/15/2048	Annual	—	—	(213,257)	(213,257)
3.43% Fixed	12 Mo. USD SOFR	USD	9,980,000	12/16/2053	Annual	—	—	(134,834)	(134,834)
3 Mo. AUD BBSW	3.84% Fixed	AUD	30,693,000	09/16/2029	Quarterly	—	(27,298)	68,378	95,676
2.12% Fixed	3 Mo. CNY CNRR	CNY	26,555,000	09/18/2029	Quarterly	—	—	(55,696)	(55,696)
3 Mo. COP CPIBR	8.25% Fixed	COP	11,038,247,000	09/18/2034	Quarterly	—	—	21,730	21,730
4.53% Fixed	3 Mo. HKD HIBOR	HKD	139,374,000	09/19/2025	Quarterly	22,468	—	(81,389)	(103,857)
3 Mo. KRW KSDA	3.13% Fixed	KRW	151,123,762,000	03/20/2029	Quarterly	—	(482,892)	900,613	1,383,505
3 Mo. KRW KSDA	3.39% Fixed	KRW	5,131,706,000	09/19/2029	Quarterly	—	—	82,444	82,444
3 Mo. KRW KSDA	3.31% Fixed	KRW	5,125,232,000	09/19/2029	Quarterly	—	—	68,756	68,756
3 Mo. NZD NZDBBR	4.78% Fixed	NZD	94,455,000	06/21/2028	Annual	—	(128,154)	1,697,616	1,825,770
3 Mo. NZD NZDBBR	3.78% Fixed	NZD	34,149,000	12/16/2029	Quarterly	16,263	—	43,519	27,256
4.41% Fixed	3 Mo. NZD NZDBBR	NZD	43,459,000	12/18/2029	Semi-Annual	—	(74,115)	(733,350)	(659,235)
3 Mo. NZD NZDBBR	4.69% Fixed	NZD	27,643,000	12/19/2034	Quarterly	55,602	—	218,905	163,303
3 Mo. SEK STIBOR	2.41% Fixed	SEK	207,405,000	06/17/2029	Quarterly	—	(4,312)	168,101	172,413
2.63% Fixed	3 Mo. SEK STIBOR	SEK	79,165,000	09/18/2029	Annual	—	(10,242)	(131,074)	(120,832)
3 Mo. SEK STIBOR	2.72% Fixed	SEK	143,360,000	12/18/2029	Quarterly	7,103	—	327,551	320,448
3 Mo. SEK STIBOR	2.72% Fixed	SEK	64,775,000	09/18/2034	Quarterly	9,600	—	193,226	183,626
3 Mo. SEK STIBOR	2.50% Fixed	SEK	153,540,000	12/19/2034	Quarterly	—	(2,937)	1,125	4,062
265

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1.92% Fixed	3 Mo. TWD TAIBOR	TWD	118,537,000	09/18/2029	Semi-Annual	$ —	$ —	$ (22,426)	$ (22,426)
6 Mo. AUD BBSW	3.97% Fixed	AUD	20,257,000	09/18/2029	Semi-Annual	—	(22,894)	3,706	26,600
6 Mo. AUD BBSW	4.25% Fixed	AUD	9,807,000	09/18/2034	Semi-Annual	—	(22,862)	21,647	44,509
6 Mo. AUD BBSW	4.59% Fixed	AUD	24,446,000	09/19/2034	Semi-Annual	—	(26,737)	48,501	75,238
3.00% Fixed	6 Mo. CAD CDOR	CAD	27,401,000	09/16/2029	Semi-Annual	53,776	—	(148,114)	(201,890)
3.31% Fixed	6 Mo. CAD CDOR	CAD	34,919,000	09/18/2029	Semi-Annual	111,111	—	(378,809)	(489,920)
3.56% Fixed	6 Mo. CAD CDOR	CAD	2,815,000	03/20/2034	Semi-Annual	—	(515)	(63,671)	(63,156)
3.34% Fixed	6 Mo. CAD CDOR	CAD	8,554,000	09/18/2034	Semi-Annual	55,790	—	(120,829)	(176,619)
6 Mo. CAD CDOR	3.41% Fixed	CAD	20,921,000	09/19/2034	Semi-Annual	—	(51,751)	84,017	135,768
5.28% Fixed	6 Mo. CLP CLICP	CLP	2,109,100,000	09/23/2034	Semi-Annual	—	—	(4,641)	(4,641)
6 Mo. EUR EURIBOR	2.84% Fixed	EUR	7,000,000	09/18/2029	Semi-Annual	8,745	—	107,014	98,269
6 Mo. EUR EURIBOR	2.53% Fixed	EUR	11,693,000	09/18/2029	Semi-Annual	—	(21,427)	(2,085)	19,342
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	15,256,400	09/16/2031	Annual	63,156	—	(1,385,550)	(1,448,706)
6 Mo. EUR EURIBOR	2.72% Fixed	EUR	56,687,000	03/15/2033	Semi-Annual	367,663	—	411,524	43,861
2.72% Fixed	6 Mo. EUR EURIBOR	EUR	11,650,000	03/21/2034	Annual	—	(5,762)	(75,968)	(70,206)
6 Mo. EUR EURIBOR	2.75% Fixed	EUR	5,650,000	09/18/2034	Semi-Annual	7,342	—	97,077	89,735
6 Mo. EUR EURIBOR	2.69% Fixed	EUR	8,045,000	09/19/2034	Semi-Annual	—	(2,563)	29,954	32,517
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	10,659,350	09/17/2051	Annual	—	(285,704)	1,695,601	1,981,305
2.03% Fixed	6 Mo. EUR EURIBOR	EUR	1,763,500	03/16/2054	Annual	—	(3,218)	587	3,805
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(87,462)	2,171,903	2,259,365
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(18,146)	258,822	276,968
6 Mo. NOK NIBOR	3.56% Fixed	NOK	141,875,000	09/18/2029	Semi-Annual	—	(23,369)	(57,655)	(34,286)
3.75% Fixed	6 Mo. NOK NIBOR	NOK	1,143,989,000	09/18/2029	Annual	—	(7,735)	(419,318)	(411,583)
3.59% Fixed	6 Mo. NOK NIBOR	NOK	213,893,000	12/16/2029	Annual	—	(14,650)	(126,538)	(111,888)
6 Mo. NOK NIBOR	3.91% Fixed	NOK	22,005,000	03/20/2034	Semi-Annual	1,978	—	41,323	39,345
3.59% Fixed	6 Mo. NOK NIBOR	NOK	65,318,000	12/18/2034	Annual	—	(5,686)	(20,901)	(15,215)
Total centrally cleared interest rate swaps contracts						$ 1,638,907	$ (1,948,963)	$ 2,594,965	$ 2,905,021

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
739,000	AUD	483,070	USD	UBS	08/02/2024	$ 223
5,265,000	AUD	3,447,601	USD	WEST	08/02/2024	(4,378)
2,650,000	AUD	1,737,758	USD	CBK	08/02/2024	(4,703)
10,545,000	AUD	6,946,186	USD	GSC	08/02/2024	(49,933)
6,720,000	AUD	4,499,475	USD	MSC	08/02/2024	(104,707)
17,715,000	AUD	11,770,647	USD	JPM	08/02/2024	(185,332)
15,470,000	AUD	10,432,303	USD	DEUT	08/02/2024	(315,180)
23,070,000	AUD	15,564,793	USD	BOA	08/02/2024	(477,396)
31,085,000	AUD	20,834,423	USD	SSG	08/02/2024	(505,350)
64,015,000	AUD	42,747,934	USD	BNP	08/02/2024	(883,188)
84,284,000	AUD	56,063,020	USD	TDB	08/02/2024	(942,685)
126,427,000	AUD	84,208,979	USD	BCLY	08/02/2024	(1,527,822)
88,921,000	AUD	58,114,942	USD	TDB	09/03/2024	88,034
20,215,000	AUD	13,209,913	USD	GSC	09/03/2024	21,755
2,665,000	AUD	1,740,264	USD	CBK	09/03/2024	4,104
5,330,000	AUD	3,495,320	USD	BCLY	09/03/2024	(6,585)
55,980,000	AUD	36,677,019	USD	SSG	09/03/2024	(35,476)
58,645,000	AUD	38,424,708	USD	BNP	09/03/2024	(38,799)
430,000	BRL	78,006	USD	MSC	08/02/2024	(2,000)
7,607,000	BRL	1,356,939	USD	BOA	08/02/2024	(12,340)
12,470,000	BRL	2,228,533	USD	BNP	08/02/2024	(24,359)
9,390,000	BRL	1,712,535	USD	BCLY	08/02/2024	(52,777)
15,385,000	BRL	2,802,878	USD	JPM	08/02/2024	(83,455)
45,145,000	BRL	8,305,431	USD	DEUT	08/02/2024	(325,687)
132,573,000	BRL	23,787,844	USD	CBK	08/02/2024	(354,495)
2,375,000	CAD	1,736,954	USD	TDB	08/02/2024	(16,654)
2,370,000	CAD	1,736,620	USD	BOA	08/02/2024	(19,942)
2,350,000	CAD	1,725,095	USD	CBK	08/02/2024	(22,904)
13,120,000	CAD	9,535,750	USD	GSC	08/02/2024	(32,451)
7,130,000	CAD	5,202,859	USD	SSG	08/02/2024	(38,338)
4,725,000	CAD	3,462,030	USD	JPM	08/02/2024	(39,538)
266

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
31,553,000	CAD	23,077,456	USD	MSC	08/02/2024	$ (222,456)
39,695,000	CAD	29,030,850	USD	BNP	08/02/2024	(278,298)
31,000	CAD	22,429	USD	RBC	08/30/2024	45
12,070,000	CAD	8,737,045	USD	GSC	09/03/2024	14,042
2,415,000	CAD	1,745,918	USD	CBK	09/03/2024	5,024
49,370,000	CHF	55,602,047	USD	BNP	08/02/2024	657,331
46,285,000	CHF	52,282,801	USD	MSC	08/02/2024	461,079
21,765,000	CHF	24,361,983	USD	BOA	08/02/2024	440,232
16,990,000	CHF	19,060,867	USD	CBK	08/02/2024	300,018
7,765,000	CHF	8,659,133	USD	SSG	08/02/2024	189,440
9,255,000	CHF	10,428,474	USD	JPM	08/02/2024	118,023
32,565,000	CHF	36,998,864	USD	UBS	08/02/2024	110,447
3,105,000	CHF	3,465,618	USD	TDB	08/02/2024	72,671
4,630,000	CHF	5,214,780	USD	GSC	08/02/2024	61,318
3,085,000	CHF	3,475,249	USD	SGG	08/02/2024	40,250
1,555,000	CHF	1,753,281	USD	DEUT	08/02/2024	18,712
1,530,000	CHF	1,732,541	USD	RBC	08/02/2024	10,964
61,905,000	CHF	70,147,150	USD	JPM	09/03/2024	667,672
15,440,000	CHF	17,536,724	USD	CBK	09/03/2024	125,514
15,430,000	CHF	17,599,920	USD	UBS	09/03/2024	50,878
2,187,000,000	CLP	2,315,658	USD	BCLY	08/02/2024	6,257
3,123,800,000	CLP	3,320,611	USD	GSC	08/02/2024	(4,105)
3,260,700,000	CLP	3,466,322	USD	MSC	08/02/2024	(4,471)
3,795,800,000	CLP	4,113,395	USD	BNP	08/02/2024	(83,434)
979,600,000	CLP	1,023,894	USD	MSC	09/03/2024	15,925
300,581,000	CNH	41,371,671	USD	JPM	08/02/2024	244,483
82,921,000	CNH	11,469,605	USD	CIB	08/02/2024	11,005
12,541,000	CNH	1,740,065	USD	JPM	08/29/2024	64
110,088,000	CNH	15,299,052	USD	JPM	09/03/2024	(18,793)
12,628,000	CNH	1,745,404	USD	CBK	09/26/2024	10,750
67,159,760,000	COP	16,498,020	USD	CBK	08/02/2024	75,211
5,620,300,000	COP	1,399,129	USD	BNP	08/02/2024	(12,189)
8,430,450,000	COP	2,100,785	USD	BOA	08/02/2024	(20,376)
9,078,500,000	COP	2,232,117	USD	CBK	09/03/2024	(1,250)
40,380,000	CZK	1,733,802	USD	MSC	08/02/2024	(14,538)
411,340,000	CZK	17,700,567	USD	BCLY	08/02/2024	(186,890)
330,610,000	CZK	14,107,146	USD	BCLY	09/03/2024	(16,030)
12,172,000	DKK	1,754,506	USD	CBK	08/02/2024	10,930
12,172,000	DKK	1,768,565	USD	CBK	09/03/2024	177
22,201,000	EUR	23,945,760	USD	BNP	08/02/2024	83,467
12,847,000	EUR	13,832,425	USD	CBK	08/02/2024	72,509
4,642,000	EUR	4,985,173	USD	MSC	08/02/2024	39,090
5,260,000	EUR	5,702,829	USD	UBS	08/02/2024	(9,674)
6,380,000	EUR	6,918,485	USD	SGG	08/02/2024	(13,100)
9,604,000	EUR	10,427,877	USD	SSG	08/02/2024	(32,998)
7,972,000	EUR	8,680,086	USD	TDB	08/02/2024	(51,602)
14,082,000	EUR	15,298,551	USD	DEUT	08/02/2024	(56,916)
9,575,000	EUR	10,430,113	USD	JPM	08/02/2024	(66,624)
15,913,000	EUR	17,342,266	USD	BOA	08/02/2024	(118,852)
15,932,000	EUR	17,398,840	USD	BCLY	08/02/2024	(154,860)
44,742,000	EUR	48,719,832	USD	GSC	08/02/2024	(293,385)
123,000	EUR	133,654	USD	DEUT	08/30/2024	(339)
6,449,000	EUR	6,982,760	USD	BCLY	09/03/2024	8,018
4,153,000	EUR	4,498,068	USD	CBK	09/03/2024	3,824
1,610,000	EUR	1,742,291	USD	BNP	09/03/2024	2,964
9,674,000	EUR	10,496,158	USD	GSC	09/03/2024	(9,450)
51,321,000	EUR	55,688,987	USD	DEUT	09/03/2024	(56,534)
60,601,000	GBP	76,902,621	USD	UBS	08/02/2024	1,004,484
88,365,000	GBP	113,099,195	USD	BNP	08/02/2024	500,600
8,094,000	GBP	10,370,474	USD	CBK	08/02/2024	34,967
9,029,000	GBP	11,592,017	USD	MSC	08/02/2024	15,435
1,351,000	GBP	1,733,541	USD	JPM	08/02/2024	3,270
2,686,000	GBP	3,470,646	USD	SSG	08/02/2024	(17,592)
2,947,000	GBP	3,820,844	USD	CIBC	08/02/2024	(32,256)
22,761,000	GBP	29,572,251	USD	GSC	08/02/2024	(311,289)
267

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
116,847,000	GBP	150,190,285	USD	TDB	09/03/2024	$ 72,443
10,996,000	GBP	14,110,262	USD	BNP	09/03/2024	30,356
1,358,000	GBP	1,745,444	USD	GSC	09/03/2024	915
672,166,000	HUF	1,879,685	USD	UBS	08/02/2024	(33,717)
8,121,634,000	HUF	22,346,237	USD	DEUT	08/02/2024	(41,813)
1,929,600,000	HUF	5,381,311	USD	CBK	08/02/2024	(82,055)
58,859,000,000	IDR	3,629,239	USD	BCLY	08/02/2024	(9,575)
25,529,000,000	IDR	1,567,158	USD	JPM	09/03/2024	1,228
11,405,000	ILS	3,140,100	USD	CBK	08/02/2024	(122,607)
37,500,000	ILS	10,269,017	USD	GSC	08/02/2024	(347,407)
7,260,000	ILS	1,950,667	USD	BNP	09/03/2024	(25,621)
18,775,000	ILS	5,025,139	USD	CBK	09/03/2024	(46,800)
475,900,000	INR	5,704,867	USD	JPM	08/02/2024	(21,376)
783,430,000	INR	9,377,903	USD	MSC	08/02/2024	(21,699)
2,500,430,000	INR	29,924,697	USD	CBK	08/02/2024	(63,023)
1,225,225,000	INR	14,618,730	USD	JPM	09/03/2024	(828)
20,195,660,000	JPY	128,070,325	USD	MSC	08/02/2024	6,782,519
7,766,758,000	JPY	50,096,841	USD	GSC	08/02/2024	1,764,271
6,085,642,000	JPY	39,053,500	USD	JPM	08/02/2024	1,582,264
3,030,800,000	JPY	19,172,148	USD	CBK	08/02/2024	1,065,466
5,422,200,000	JPY	35,371,178	USD	RBC	08/02/2024	834,575
2,201,100,000	JPY	13,918,716	USD	BNP	08/02/2024	778,729
3,219,700,000	JPY	20,841,447	USD	BCLY	08/02/2024	657,515
1,506,300,000	JPY	9,630,859	USD	BOA	08/02/2024	427,185
545,300,000	JPY	3,504,460	USD	SSG	08/02/2024	136,681
274,900,000	JPY	1,759,334	USD	TDB	08/02/2024	76,261
271,000,000	JPY	1,752,583	USD	SCB	08/02/2024	56,970
19,515,600,000	JPY	127,437,465	USD	DEUT	09/03/2024	3,511,251
2,816,900,000	JPY	18,298,739	USD	BCLY	09/03/2024	602,521
8,347,400,000	JPY	55,527,519	USD	GSC	09/03/2024	483,124
2,155,700,000	JPY	14,149,330	USD	MSC	09/03/2024	315,311
269,400,000	JPY	1,804,662	USD	BOA	09/03/2024	2,999
70,935,520,000	KRW	51,243,215	USD	CBK	08/02/2024	287,094
15,791,450,000	KRW	11,438,832	USD	JPM	08/02/2024	32,688
6,256,010,000	KRW	4,541,898	USD	BNP	08/02/2024	2,710
2,395,120,000	KRW	1,739,471	USD	GSC	08/02/2024	437
1,203,590,000	KRW	873,870	USD	JPM	09/03/2024	2,163
91,865,600,000	KRW	66,877,150	USD	CBK	09/03/2024	(12,799)
71,787,000	MXN	4,021,108	USD	GSC	08/02/2024	(169,224)
202,583,000	MXN	11,174,720	USD	MSC	08/02/2024	(304,701)
386,820,000	MXN	21,253,088	USD	CBK	08/02/2024	(497,443)
574,537,000	MXN	31,399,239	USD	UBS	08/02/2024	(571,241)
331,117,000	MXN	17,640,099	USD	MSC	09/03/2024	36,515
38,950,000	MXN	2,063,500	USD	JPM	09/03/2024	15,838
83,920,000	MXN	4,504,587	USD	SSG	09/03/2024	(24,535)
113,680,000	NOK	10,421,053	USD	SGG	08/02/2024	(1,311)
24,340,000	NOK	2,232,562	USD	MSC	08/02/2024	(1,594)
284,650,000	NOK	26,106,381	USD	RBC	08/02/2024	(15,781)
74,610,000	NOK	6,923,327	USD	GSC	08/02/2024	(84,684)
90,090,000	NOK	8,412,964	USD	JPM	08/02/2024	(155,447)
327,305,000	NOK	30,393,090	USD	CBK	08/02/2024	(392,796)
317,785,000	NOK	29,525,707	USD	BNP	08/02/2024	(398,000)
449,020,000	NOK	41,654,480	USD	BCLY	08/02/2024	(497,967)
1,077,941,000	NOK	101,976,708	USD	UBS	08/02/2024	(3,174,222)
1,933,997,000	NOK	176,269,982	USD	BCLY	09/03/2024	1,140,647
76,730,000	NOK	6,994,659	USD	MSC	09/03/2024	43,986
8,795,000	NZD	5,187,609	USD	GSC	08/02/2024	46,729
11,675,000	NZD	6,926,719	USD	SCB	08/02/2024	21,649
5,759,000	NZD	3,424,588	USD	UBS	08/02/2024	2,877
5,700,000	NZD	3,472,172	USD	DEUT	08/02/2024	(79,821)
5,640,000	NZD	3,460,907	USD	SSG	08/02/2024	(104,265)
8,800,000	NZD	5,369,323	USD	JPM	08/02/2024	(132,008)
23,050,000	NZD	13,853,232	USD	CBK	08/02/2024	(135,041)
38,480,000	NZD	23,396,365	USD	BNP	08/02/2024	(495,021)
183,047,000	NZD	111,271,404	USD	MSC	08/02/2024	(2,331,108)
268

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
98,932,000	NZD	58,005,316	USD	TDB	09/03/2024	$ 877,842
28,210,000	NZD	16,624,957	USD	UBS	09/03/2024	165,302
31,610,000	NZD	18,744,380	USD	GSC	09/03/2024	69,519
2,970,000	NZD	1,748,018	USD	JPM	09/03/2024	19,691
2,955,000	NZD	1,747,525	USD	BNP	09/03/2024	11,256
8,500,000	PEN	2,268,239	USD	GSC	08/02/2024	5,865
806,000	PEN	211,069	USD	DEUT	08/02/2024	4,569
9,306,000	PEN	2,489,633	USD	CBK	09/03/2024	(376)
28,145,000	PLN	7,106,760	USD	DEUT	08/02/2024	(6,224)
54,045,000	PLN	13,653,934	USD	BCLY	08/02/2024	(19,241)
93,280,000	SEK	8,664,457	USD	CBK	08/02/2024	46,636
49,510,000	SEK	4,642,403	USD	UBS	08/02/2024	(18,837)
18,180,000	SEK	1,735,740	USD	SSG	08/02/2024	(37,973)
147,120,000	SEK	13,829,499	USD	BNP	08/02/2024	(90,475)
73,070,000	SEK	6,916,038	USD	BCLY	08/02/2024	(92,285)
128,080,000	SEK	12,144,222	USD	GSC	08/02/2024	(183,279)
146,180,000	SEK	13,847,859	USD	JPM	08/02/2024	(196,620)
203,882,000	SEK	19,346,312	USD	BOA	08/02/2024	(306,484)
133,014,000	SEK	12,345,179	USD	UBS	09/03/2024	97,402
37,630,000	SEK	3,482,593	USD	BNP	09/03/2024	37,445
40,952,000	SGD	30,454,381	USD	JPM	08/02/2024	186,617
7,930,000	SGD	5,890,145	USD	BNP	08/02/2024	43,219
5,685,000	SGD	4,233,628	USD	BCLY	08/02/2024	19,987
4,300,000	SGD	3,204,173	USD	JPM	09/03/2024	18,326
3,923,693	SGD	2,925,433	USD	WEST	09/03/2024	15,055
1,065,220,000	THB	29,462,982	USD	BCLY	08/02/2024	425,947
31,350,000	THB	871,729	USD	JPM	08/02/2024	7,918
119,130,000	THB	3,319,309	USD	BCLY	09/03/2024	32,154
31,350,000	THB	879,654	USD	BNP	09/03/2024	2,310
112,870,000	THB	3,179,884	USD	SCB	09/03/2024	(4,533)
256,620,000	TRY	7,487,166	USD	BCLY	08/02/2024	245,541
85,391,000	TRY	2,486,272	USD	GSC	09/03/2024	(7,847)
85,391,000	TRY	2,490,695	USD	UBS	09/03/2024	(12,271)
85,263,000	TRY	2,490,692	USD	MSC	09/03/2024	(15,982)
28,335,000	TWD	869,438	USD	GSC	08/02/2024	(7,219)
28,160,000	TWD	866,168	USD	JPM	08/02/2024	(9,274)
28,050,000	TWD	863,874	USD	DEUT	08/02/2024	(10,327)
262,111,000	TWD	8,067,296	USD	BCLY	08/02/2024	(91,392)
233,676,000	TWD	7,124,268	USD	CBK	09/03/2024	11,792
101,740,000	ZAR	5,512,180	USD	GSC	08/02/2024	72,815
75,800,000	ZAR	4,093,733	USD	BNP	08/02/2024	67,290
151,760,000	ZAR	8,266,201	USD	BOA	08/02/2024	64,629
202,830,000	ZAR	11,089,148	USD	DEUT	08/02/2024	45,158
19,160,000	ZAR	1,033,859	USD	BCLY	08/02/2024	17,924
67,658,000	ZAR	3,713,504	USD	UBS	08/02/2024	567
129,193,800	USD	192,282,000	AUD	BNP	08/02/2024	3,444,567
178,304,536	USD	267,621,000	AUD	BCLY	08/02/2024	3,284,851
114,098,263	USD	171,533,000	AUD	TDB	08/02/2024	1,918,531
28,041,156	USD	41,803,000	AUD	GSC	08/02/2024	702,690
15,610,506	USD	23,320,000	AUD	MSC	08/02/2024	359,614
8,023,874	USD	11,941,000	AUD	UBS	08/02/2024	214,659
10,409,706	USD	15,680,000	AUD	JPM	08/02/2024	155,246
5,204,264	USD	7,780,000	AUD	SSG	08/02/2024	116,275
3,462,418	USD	5,135,000	AUD	RBC	08/02/2024	104,213
3,485,368	USD	5,220,000	AUD	DEUT	08/02/2024	71,575
2,920,752	USD	4,365,000	AUD	CBK	08/02/2024	66,115
3,467,701	USD	5,330,000	AUD	GSC	09/03/2024	(21,035)
283,863,333	USD	434,336,000	AUD	TDB	09/03/2024	(430,005)
28,883,169	USD	157,564,000	BRL	CBK	08/02/2024	1,032,458
9,873,387	USD	54,570,000	BRL	GSC	08/02/2024	227,698
1,904,332	USD	10,331,000	BRL	BCLY	08/02/2024	78,244
2,068,277	USD	11,390,000	BRL	BNP	08/02/2024	55,002
79,108	USD	430,000	BRL	DEUT	08/02/2024	3,102
1,985,782	USD	11,285,000	BRL	CBK	09/04/2024	(2,219)
24,274,262	USD	33,147,000	CAD	BNP	08/02/2024	264,668
269

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
18,199,573	USD	24,906,000	CAD	MSC	08/02/2024	$ 159,239
12,124,295	USD	16,530,000	CAD	JPM	08/02/2024	151,008
8,151,029	USD	11,118,000	CAD	UBS	08/02/2024	97,852
5,271,068	USD	7,190,000	CAD	BOA	08/02/2024	63,086
84,604,463	USD	116,726,000	CAD	SSG	08/02/2024	55,521
4,173,862	USD	5,725,000	CAD	GSC	08/02/2024	27,034
1,738,220	USD	2,375,000	CAD	RBC	08/02/2024	17,920
1,732,386	USD	2,370,000	CAD	TDB	08/02/2024	15,708
1,730,824	USD	2,370,000	CAD	RBS	08/02/2024	14,146
1,735,612	USD	2,385,000	CAD	BCLY	08/02/2024	8,069
277,181,517	USD	377,954,000	CAD	RBC	08/29/2024	3,186,589
1,917,424	USD	2,655,000	CAD	BCLY	09/03/2024	(7,525)
86,083,015	USD	119,124,000	CAD	TDB	09/03/2024	(285,207)
132,003,705	USD	180,887,000	CAD	SSG	09/12/2024	821,717
114,421,894	USD	156,172,000	CAD	SSG	09/26/2024	1,118,081
105,308,315	USD	143,252,000	CAD	RBC	10/10/2024	1,336,239
1,733,953	USD	1,530,000	CHF	TDB	08/02/2024	(9,552)
6,988,811	USD	6,150,000	CHF	MSC	08/02/2024	(19,396)
3,513,856	USD	3,105,000	CHF	RBS	08/02/2024	(24,434)
10,474,978	USD	9,220,000	CHF	CBK	08/02/2024	(31,635)
24,508,698	USD	21,585,000	CHF	BCLY	08/02/2024	(88,399)
6,915,850	USD	6,165,000	CHF	GSC	08/02/2024	(109,450)
6,953,379	USD	6,215,000	CHF	BOA	08/02/2024	(128,898)
10,418,991	USD	9,260,000	CHF	JPM	08/02/2024	(133,203)
20,999,392	USD	18,595,000	CHF	BNP	08/02/2024	(190,463)
22,589,019	USD	20,200,000	CHF	SSG	08/02/2024	(429,807)
44,772,811	USD	39,978,000	CHF	UBS	08/02/2024	(783,953)
1,759,555	USD	1,545,000	CHF	CBK	09/03/2024	(7,812)
1,754,545	USD	1,545,000	CHF	SSG	09/03/2024	(12,822)
10,564,409	USD	9,260,000	CHF	GSC	09/03/2024	(28,358)
8,786,860	USD	7,720,000	CHF	BNP	09/03/2024	(44,259)
22,490,396	USD	19,848,000	CHF	JPM	09/03/2024	(214,273)
5,873,982	USD	5,337,100,000	CLP	CBK	08/02/2024	207,639
11,715,063	USD	10,877,706,000	CLP	MSC	08/02/2024	166,316
1,044,088	USD	1,000,800,000	CLP	GSC	09/03/2024	(18,234)
5,045,369	USD	4,827,106,000	CLP	MSC	09/03/2024	(78,475)
3,302,233	USD	24,032,000	CNH	CIB	08/02/2024	(25,055)
10,238,997	USD	74,453,000	CNH	BCLY	08/02/2024	(69,198)
43,409,898	USD	315,425,000	CNH	BOA	08/02/2024	(261,444)
51,799,382	USD	377,380,000	CNH	JPM	08/02/2024	(449,776)
119,536,899	USD	870,390,000	CNH	UBS	08/02/2024	(970,667)
176,248,147	USD	1,278,178,000	CNH	UBS	09/03/2024	(1,163,475)
1,774,787	USD	12,541,000	CNH	JPM	05/22/2025	2,359
1,778,817	USD	12,628,000	CNH	CBK	06/20/2025	(8,903)
13,270,020	USD	52,889,893,000	COP	BNP	08/02/2024	218,210
10,946,540	USD	43,813,607,000	COP	CBK	08/02/2024	134,514
2,079,690	USD	8,309,400,000	COP	MSC	08/02/2024	29,152
756,345	USD	3,021,600,000	COP	BOA	08/02/2024	10,695
6,560,358	USD	26,823,990,000	COP	CBK	09/03/2024	(31,122)
6,995,482	USD	162,940,000	CZK	GSC	08/02/2024	57,963
8,137,156	USD	189,850,000	CZK	BCLY	08/02/2024	53,887
3,565,956	USD	82,541,000	CZK	CBK	08/02/2024	51,597
2,240,884	USD	52,300,000	CZK	DEUT	08/02/2024	14,100
15,639,470	USD	366,521,000	CZK	BCLY	09/03/2024	17,771
12,554,565	USD	11,522,000	EUR	GSC	08/02/2024	83,743
16,650,258	USD	15,308,000	EUR	JPM	08/02/2024	81,663
17,333,491	USD	15,946,000	EUR	SSG	08/02/2024	74,358
6,933,401	USD	6,361,000	EUR	UBS	08/02/2024	48,581
10,262,515	USD	9,444,000	EUR	MSC	08/02/2024	40,813
42,470,029	USD	39,210,000	EUR	BOA	08/02/2024	31,134
12,999,978	USD	11,992,000	EUR	CBK	08/02/2024	20,451
10,382,998	USD	9,585,000	EUR	TDB	08/02/2024	8,685
2,419,741	USD	2,258,000	EUR	BCLY	08/02/2024	(24,203)
15,369,820	USD	14,265,000	EUR	BNP	08/02/2024	(69,885)
77,046,809	USD	71,703,000	EUR	DEUT	08/02/2024	(560,843)
270

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
48,617,985	USD	44,742,473	EUR	DEUT	08/30/2024	$ 123,323
94,253,527	USD	86,853,000	EUR	DEUT	09/03/2024	104,047
5,252,158	USD	4,837,000	EUR	JPM	09/03/2024	8,804
1,751,421	USD	1,613,000	EUR	CBK	09/03/2024	2,914
27,946,160	USD	25,796,000	EUR	GSC	09/03/2024	(16,949)
13,824,652	USD	12,769,000	EUR	BCLY	09/03/2024	(17,066)
17,067,555	USD	15,774,000	EUR	BNP	09/03/2024	(31,611)
19,120,350	USD	14,772,000	GBP	GSC	08/02/2024	129,843
12,127,202	USD	9,386,000	GBP	CBK	08/02/2024	60,798
12,129,632	USD	9,399,000	GBP	SSG	08/02/2024	46,516
22,533,870	USD	17,494,000	GBP	JPM	08/02/2024	44,029
10,107,451	USD	7,844,000	GBP	BCLY	08/02/2024	23,404
25,983,663	USD	20,199,000	GBP	BNP	08/02/2024	16,343
1,732,931	USD	1,337,000	GBP	TDB	08/02/2024	14,118
2,599,281	USD	2,011,000	GBP	MSC	08/02/2024	13,990
1,736,857	USD	1,346,000	GBP	SCB	08/02/2024	6,473
23,300,623	USD	18,354,000	GBP	UBS	08/02/2024	(294,812)
15,823,079	USD	12,294,000	GBP	BCLY	08/30/2024	13,594
1,740,524	USD	1,356,000	GBP	JPM	09/03/2024	(3,263)
6,092,091	USD	4,744,000	GBP	BNP	09/03/2024	(8,591)
8,720,091	USD	6,789,000	GBP	SSG	09/03/2024	(10,417)
22,840,821	USD	17,770,000	GBP	TDB	09/03/2024	(11,017)
10,463,869	USD	8,150,000	GBP	GSC	09/03/2024	(16,856)
5,189,286	USD	40,315,000	HKD	BNP	04/16/2025	(997)
5,196,937	USD	40,375,000	HKD	JPM	04/17/2025	(1,160)
8,680,685	USD	67,330,000	HKD	UBS	05/12/2025	8,671
8,657,986	USD	67,160,000	HKD	MSC	05/12/2025	7,868
6,985,621	USD	54,170,000	HKD	SCB	06/18/2025	4,844
30,397,353	USD	11,030,569,000	HUF	DEUT	08/02/2024	104,129
2,082,263	USD	748,100,000	HUF	CBK	08/02/2024	27,758
1,731,369	USD	626,500,000	HUF	GSC	08/02/2024	10,813
2,980,564	USD	1,085,250,000	HUF	BCLY	08/02/2024	144
17,353,842	USD	6,322,759,000	HUF	UBS	08/02/2024	(10,335)
13,331,925	USD	4,909,988,000	HUF	BNP	08/02/2024	(152,363)
38,445,538	USD	13,999,766,000	HUF	BNP	09/03/2024	37,412
8,642,970	USD	3,150,700,000	HUF	UBS	09/03/2024	(924)
8,343,493	USD	3,050,400,000	HUF	DEUT	09/03/2024	(25,229)
864,463	USD	14,056,000,000	IDR	BCLY	08/02/2024	58
2,032,813	USD	33,330,000,000	IDR	JPM	08/02/2024	(16,889)
862,861	USD	14,056,000,000	IDR	JPM	09/03/2024	(676)
16,864,116	USD	61,567,000	ILS	CBK	08/02/2024	574,947
12,333,440	USD	45,807,000	ILS	BNP	08/02/2024	213,994
1,522,088	USD	5,556,000	ILS	UBS	08/02/2024	52,102
17,280,249	USD	64,025,000	ILS	BNP	09/03/2024	303,517
3,880,403	USD	324,165,000	INR	GSC	08/02/2024	9,025
2,593,826	USD	216,980,000	INR	SCB	08/02/2024	2,517
15,114,020	USD	1,265,550,000	INR	CBK	08/02/2024	43
8,684,405	USD	727,840,000	INR	JPM	08/02/2024	(7,908)
6,945,591	USD	1,094,000,000	JPY	CIB	08/02/2024	(359,395)
6,928,390	USD	1,096,300,000	JPY	BOA	08/02/2024	(391,953)
17,527,275	USD	2,778,800,000	JPY	JPM	08/02/2024	(1,027,654)
30,616,424	USD	4,775,300,000	JPY	UBS	08/02/2024	(1,269,772)
27,901,465	USD	4,369,200,000	JPY	GSC	08/02/2024	(1,273,074)
19,261,840	USD	3,077,050,000	JPY	MSC	08/02/2024	(1,284,601)
31,958,618	USD	4,987,200,000	JPY	BCLY	08/02/2024	(1,342,501)
27,843,527	USD	4,376,300,000	JPY	CBK	08/02/2024	(1,378,418)
31,898,841	USD	5,110,200,000	JPY	BNP	08/02/2024	(2,223,589)
10,739,312	USD	1,614,300,000	JPY	GSC	09/03/2024	(92,561)
3,507,004	USD	536,700,000	JPY	RBC	09/03/2024	(94,226)
3,497,503	USD	536,700,000	JPY	SSG	09/03/2024	(103,728)
3,488,605	USD	536,600,000	JPY	CBK	09/03/2024	(111,955)
6,980,780	USD	1,069,200,000	JPY	JPM	09/03/2024	(193,499)
7,006,014	USD	1,074,600,000	JPY	UBS	09/03/2024	(204,499)
10,571,664	USD	1,611,300,000	JPY	BCLY	09/03/2024	(240,080)
10,644,729	USD	1,637,000,000	JPY	BNP	09/03/2024	(339,461)
271

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
35,712,019	USD	5,468,890,000	JPY	DEUT	09/03/2024	$ (983,964)
864,223	USD	1,191,590,000	KRW	GSC	08/02/2024	(1,395)
4,674,375	USD	6,462,090,000	KRW	BCLY	08/02/2024	(19,937)
6,645,697	USD	9,195,230,000	KRW	MSC	08/02/2024	(34,074)
18,179,986	USD	25,213,140,000	KRW	JPM	08/02/2024	(135,815)
386,470,194	USD	536,779,987,000	KRW	CBK	08/02/2024	(3,467,582)
381,886,030	USD	527,186,027,000	KRW	CBK	09/03/2024	(1,826,169)
102,193,160	USD	1,869,910,000	MXN	UBS	08/02/2024	1,859,183
16,485,504	USD	294,736,000	MXN	BNP	08/02/2024	670,819
15,100,396	USD	274,221,000	MXN	GSC	08/02/2024	386,488
4,442,188	USD	79,393,000	MXN	SSG	08/02/2024	182,188
1,719,781	USD	31,450,000	MXN	CBK	08/02/2024	32,265
10,463,074	USD	196,010,000	MXN	GSC	09/03/2024	(880)
82,846,138	USD	1,555,080,000	MXN	MSC	09/03/2024	(171,491)
409,555,893	USD	4,324,386,000	NOK	UBS	08/02/2024	13,189,033
23,870,732	USD	257,327,000	NOK	BNP	08/02/2024	284,519
7,636,643	USD	82,430,000	NOK	MSC	08/02/2024	81,230
13,799,609	USD	149,800,000	NOK	GSC	08/02/2024	69,161
3,437,351	USD	36,840,000	NOK	RBC	08/02/2024	60,651
13,780,882	USD	149,710,000	NOK	CBK	08/02/2024	58,683
1,806,035	USD	19,395,000	NOK	JPM	08/02/2024	28,318
1,718,832	USD	18,730,000	NOK	SGG	08/02/2024	2,068
391,003,155	USD	4,290,004,000	NOK	BCLY	09/03/2024	(2,530,190)
245,099,165	USD	403,346,000	NZD	MSC	08/02/2024	5,048,071
40,283,011	USD	66,345,000	NZD	WEST	08/02/2024	797,829
26,145,779	USD	42,947,000	NZD	BNP	08/02/2024	585,901
19,081,688	USD	31,343,000	NZD	GSC	08/02/2024	427,924
18,534,734	USD	30,559,000	NZD	SSG	08/02/2024	347,567
8,641,272	USD	14,280,000	NZD	BCLY	08/02/2024	142,541
3,988,051	USD	6,535,000	NZD	UBS	08/02/2024	98,750
3,640,401	USD	5,970,000	NZD	CBK	08/02/2024	87,359
3,692,634	USD	6,076,000	NZD	CBA	08/02/2024	76,507
829,969	USD	1,380,000	NZD	SCB	08/02/2024	8,662
1,756,305	USD	2,955,000	NZD	SSG	09/03/2024	(2,477)
3,509,802	USD	5,905,000	NZD	WEST	09/03/2024	(4,784)
1,744,286	USD	2,955,000	NZD	UBS	09/03/2024	(14,495)
244,356,744	USD	416,767,000	NZD	TDB	09/03/2024	(3,698,051)
4,669,020	USD	274,130,000	PHP	BCLY	08/02/2024	(26,727)
4,680,702	USD	274,130,000	PHP	CBK	09/03/2024	(11,682)
12,664,409	USD	49,770,000	PLN	BCLY	08/02/2024	108,231
4,164,186	USD	16,260,000	PLN	DEUT	08/02/2024	62,047
1,716,955	USD	6,760,000	PLN	JPM	08/02/2024	11,515
1,586,603	USD	6,414,000	PLN	BNP	08/02/2024	(31,547)
19,484,739	USD	77,923,757	PLN	UBS	08/02/2024	(174,184)
18,946,163	USD	74,937,757	PLN	CBK	09/03/2024	47,220
3,793,320	USD	15,065,000	PLN	DEUT	09/03/2024	(6,001)
48,352,791	USD	505,277,000	SEK	UBS	08/02/2024	1,166,738
27,153,869	USD	287,580,000	SEK	CBK	08/02/2024	297,780
25,984,950	USD	276,155,000	SEK	GSC	08/02/2024	195,800
5,276,592	USD	55,625,000	SEK	BNP	08/02/2024	81,968
7,438,021	USD	78,900,000	SEK	JPM	08/02/2024	69,826
1,750,190	USD	18,410,000	SEK	BOA	08/02/2024	30,944
1,730,114	USD	18,260,000	SEK	DEUT	08/02/2024	24,876
3,443,739	USD	36,730,000	SEK	SSG	08/02/2024	13,653
4,549,850	USD	49,050,000	SEK	JPM	09/03/2024	(38,453)
44,121,390	USD	475,389,000	SEK	UBS	09/03/2024	(348,113)
3,819,406	USD	5,140,000	SGD	BNP	08/02/2024	(26,431)
6,943,768	USD	9,335,000	SGD	UBS	08/02/2024	(40,841)
26,715,634	USD	36,168,307	SGD	JPM	08/02/2024	(346,122)
2,240,583	USD	82,600,000	THB	MSC	08/02/2024	(77,084)
33,859,444	USD	1,235,504,000	THB	BCLY	08/02/2024	(807,470)
6,176,886	USD	221,534,000	THB	BCLY	09/03/2024	(55,490)
17,115	USD	575,000	TRY	BCLY	08/02/2024	(212)
3,449,689	USD	112,145,000	TWD	BCLY	08/02/2024	37,173
864,367	USD	28,085,000	TWD	JPM	08/02/2024	9,754
272

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
830,793	USD	27,250,000	TWD	CBK	09/03/2024	$ (1,375)
93,724,920	USD	1,705,323,000	ZAR	UBS	08/02/2024	111,606
8,232,026	USD	148,486,000	ZAR	MSC	08/02/2024	80,921
4,865,691	USD	87,830,000	ZAR	BCLY	08/02/2024	44,284
1,039,187	USD	18,750,000	ZAR	RBS	08/02/2024	9,910
7,807,551	USD	142,270,000	ZAR	CBK	08/02/2024	(2,327)
7,755,887	USD	141,490,000	ZAR	DEUT	08/02/2024	(11,174)
9,772,035	USD	178,620,000	ZAR	GSC	08/02/2024	(33,267)
6,248,980	USD	114,734,000	ZAR	BOA	08/02/2024	(49,317)
4,204,216	USD	76,700,000	ZAR	GSC	09/03/2024	4,245
4,888,485	USD	89,490,000	ZAR	BOA	09/03/2024	(11,847)
3,322,939	USD	60,940,000	ZAR	BCLY	09/03/2024	(14,040)
94,639,323	USD	1,740,455,000	ZAR	MSC	09/03/2024	(665,256)
Total foreign currency contracts						$ 23,792,271
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 284,463,853	$ —	$ 284,463,853	$ —
Convertible Bonds	2,671,141	—	2,671,141	—
Corporate Bonds	379,751,745	—	379,626,645	125,100
Foreign Government Obligations	2,135,565,569	—	2,135,565,569	—
Senior Floating Rate Interests	190,868,605	—	190,868,605	—
U.S. Government Agencies	105,300,619	—	105,300,619	—
U.S. Government Securities	241,211,864	—	241,211,864	—
Short-Term Investments	142,997,748	2,280,957	140,716,791	—
Purchased Options	7,297,913	1,452,153	5,845,760	—
Foreign Currency Contracts(2)	78,455,493	—	78,455,493	—
Futures Contracts(2)	14,067,274	14,067,274	—	—
Swaps - Credit Default(2)	243,156	—	243,156	—
Swaps - Interest Rate(2)	13,808,660	—	13,808,660	—
Total	$ 3,596,703,640	$ 17,800,384	$ 3,578,778,156	$ 125,100
Liabilities
Foreign Currency Contracts(2)	$ (54,663,222)	$ —	$ (54,663,222)	$ —
Futures Contracts(2)	(3,741,110)	(3,741,110)	—	—
Swaps - Credit Default(2)	(760,747)	—	(760,747)	—
Swaps - Interest Rate(2)	(11,902,806)	—	(11,902,806)	—
Written Options	(973,208)	(357,600)	(615,608)	—
Total	$ (72,041,093)	$ (4,098,710)	$ (67,942,383)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
273

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX	Markit iTraxx
ITRAXX-XOVER	iTraxx Europe Crossover
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

274

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited) – (continued)

Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Reference Rate
Bhd	Berhad
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNRR	China Fixing Repo Rate
CPIBR	Consumer price index Brazil
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HIBOR	Hong Kong Interbank Offered Rate
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SARON	Swiss Average Rate Overnight
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
TTF	Title Transfer Facility
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
275